UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05346)

Exact name of registrant as specified in charter: Putnam Variable Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: December 30, 2008

Date of reporting period: September 30, 2008

Item 1. Schedule of Investments:

Putnam VT American Government Income Fund
The fund's portfolio
9/30/08 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (55.0%)(a)

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.2%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from April 15, 2028 to
October 20, 2037	$3,184,677	$3,266,674
6s, April 15, 2028	114,508	118,362
		3,385,036

U.S. Government Agency Mortgage Obligations (52.8%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
7 1/2s, with due dates from September 1, 2030 to
July 1, 2031	189,586	203,240
7 1/2s, October 1, 2014	24,370	25,453
7s, with due dates from November 1, 2026 to May 1, 2032	1,604,232	1,690,139
6s, with due dates from May 1, 2021 to August 1, 2021	289,456	294,884
5 1/2s, December 1, 2033	490,359	488,769
5 1/2s, October 1, 2018	335,866	340,327
5s, with due dates from May 1, 2018 to November 1, 2018	4,323,167	4,323,676
Federal National Mortgage Association Pass-Through
Certificates
7 1/2s, with due dates from October 1, 2029 to
August 1, 2031	206,521	220,977
7s, with due dates from December 1, 2028 to
December 1, 2035	3,147,559	3,323,332
6 1/2s, September 1, 2036	484,704	497,484
6 1/2s, TBA, October 1, 2038	4,000,000	4,099,375
6s, July 1, 2021	1,431,932	1,461,242
6s, TBA, October 1, 2038	2,000,000	2,024,062
5 1/2s, with due dates from July 1, 2037 to
October 1, 2037	963,644	960,896
5 1/2s, with due dates from June 1, 2014 to
January 1, 2021	2,722,079	2,759,375
5 1/2s, TBA, November 1, 2038	4,000,000	3,976,875
5 1/2s, TBA, October 1, 2038	8,000,000	7,967,500
5s, TBA, October 1, 2038	38,000,000	36,984,686
5s, TBA, November 1, 2035	10,000,000	9,717,969
4 1/2s, October 1, 2035	417,785	395,052
		81,755,313

Total U.S. government and agency mortgage obligations (cost $84,881,765)		$85,140,349

U.S. GOVERNMENT AGENCY OBLIGATIONS (7.9%)(a)

	Principal amount	Value

Fannie Mae 4 1/4s, August 15, 2010	$1,700,000	$1,736,667
Federal Farm Credit Bank 5 3/4s, January 18, 2011	10,000,000	10,558,334

Total U.S. government agency obligations (cost $11,558,947)		$12,295,001

U.S. TREASURY OBLIGATIONS (11.4%)(a)

	Principal amount	Value

U.S. Treasury Bonds
8s, November 15, 2021	$4,260,000	$5,829,770
6 1/4s, May 15, 2030	6,505,000	8,167,060
U.S. Treasury Notes 4 1/4s, September 30, 2012	3,409,000	3,613,140

Total U.S. treasury obligations (cost $15,782,133)		$17,609,970

COLLATERALIZED MORTGAGE OBLIGATIONS (35.3%)(a)

	Principal amount	Value

Banc of America Commercial Mortgage, Inc.
Ser. 07-2, Class A2, 5.634s, 2049	$62,000	$58,168
Ser. 04-3, Class A5, 5.493s, 2039	30,000	27,900
Ser. 05-6, Class A2, 5.165s, 2047	152,000	148,233
Banc of America Mortgage Securities
Ser. 05-E, Class 2, Interest only (IO), 0.3s, 2035	2,837,023	9,641
Ser. 04-D, Class 2A, IO, 0.23s, 2034	1,016,002	953
Citigroup Mortgage Loan Trust, Inc. IFB Ser. 07-6,
Class 2A5, IO, 3.443s, 2037	358,495	24,759
Countrywide Alternative Loan Trust IFB Ser. 04-2CB,
Class 1A5, IO, 4.393s, 2034	81,402	4,255
Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 3.523s, 2035	1,359,345	78,162
IFB Ser. 05-R2, Class 1AS, IO, 3.168s, 2035	3,786,044	194,035
Credit Suisse Mortgage Capital Certificates FRB Ser.
07-C4, Class A2, 6.004s, 2039	57,000	53,874
CS First Boston Mortgage Securities Corp. Ser. 04-C2,
Class A2, 5.416s, 2036	40,000	37,564
Fannie Mae

IFB Ser. 07-75, Class JS, 26.705s, 2037	167,190	215,228
IFB Ser. 07-75, Class CS, 23.052s, 2037	115,209	144,880
IFB Ser. 06-62, Class PS, 20.659s, 2036	203,269	248,880
IFB Ser. 06-76, Class QB, 20.359s, 2036	257,944	313,129
IFB Ser. 06-63, Class SP, 20.059s, 2036	282,257	337,485
IFB Ser. 07-W7, Class 1A4, 19.939s, 2037	115,417	111,954
IFB Ser. 07-81, Class SC, 18.559s, 2037	106,822	117,555
IFB Ser. 07-1, Class NK, 18.112s, 2037	228,425	268,200
IFB Ser. 06-104, Class GS, 17.994s, 2036	88,619	103,762
IFB Ser. 06-104, Class ES, 17.416s, 2036	106,531	124,511
IFB Ser. 06-49, Class SE, 16.172s, 2036	173,813	193,442
IFB Ser. 06-60, Class TK, 15.772s, 2036	88,931	98,506
IFB Ser. 06-104, Class CS, 15.269s, 2036	138,278	152,845
IFB Ser. 07-30, Class FS, 14.974s, 2037	232,270	247,029
IFB Ser. 07-96, Class AS, 14.116s, 2037	92,809	95,032
IFB Ser. 05-25, Class PS, 14.05s, 2035	74,069	78,977
IFB Ser. 06-115, Class ES, 13.732s, 2036	96,220	102,296
IFB Ser. 05-74, Class CP, 12.991s, 2035	250,555	264,511
IFB Ser. 05-115, Class NQ, 12.912s, 2036	69,594	69,509
IFB Ser. 06-27, Class SP, 12.808s, 2036	186,517	202,349
IFB Ser. 06-8, Class HP, 12.808s, 2036	201,576	217,888
IFB Ser. 06-8, Class WK, 12.808s, 2036	318,872	340,987
IFB Ser. 05-106, Class US, 12.808s, 2035	299,964	328,202
IFB Ser. 05-99, Class SA, 12.808s, 2035	147,260	157,106
IFB Ser. 05-74, Class DM, 12 5/8s, 2035	297,409	318,903
IFB Ser. 06-60, Class CS, 12.331s, 2036	132,864	131,489
IFB Ser. 05-74, Class CS, 11.201s, 2035	285,959	301,233
IFB Ser. 05-114, Class SP, 10.761s, 2036	86,542	86,563
IFB Ser. 05-106, Class JC, 10.18s, 2035	179,636	169,538
FRB Ser. 03-W6, Class PT1, 9.998s, 2042	246,731	284,241
IFB Ser. 05-83, Class QP, 9.056s, 2034	102,491	97,641
IFB Ser. 05-72, Class SB, 8.858s, 2035	100,407	96,495
IFB Ser. 05-57, Class MN, 8.756s, 2035	189,828	189,433
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	135,261	144,378
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	72,606	76,213
Ser. 02-14, Class A2, 7 1/2s, 2042	45,725	48,317
Ser. 01-T10, Class A2, 7 1/2s, 2041	321,112	332,618
Ser. 02-T4, Class A3, 7 1/2s, 2041	90,768	96,702
Ser. 01-T12, Class A2, 7 1/2s, 2041	128,735	136,080
Ser. 01-T3, Class A1, 7 1/2s, 2040	636	669
Ser. 99-T2, Class A1, 7 1/2s, 2039	50,479	53,572
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	171,388	179,903
Ser. 02-T1, Class A3, 7 1/2s, 2031	411,793	437,239
Ser. 00-T6, Class A1, 7 1/2s, 2030	179,281	188,183
Ser. 01-T5, Class A3, 7 1/2s, 2030	1,791	1,873
Ser. 02-26, Class A1, 7s, 2048	251,610	266,164
Ser. 04-W12, Class 1A3, 7s, 2044	130,002	136,341
Ser. 04-T3, Class 1A3, 7s, 2044	286,157	304,646
Ser. 04-T2, Class 1A3, 7s, 2043	94,406	101,596
Ser. 03-W8, Class 2A, 7s, 2042	937,626	995,235
Ser. 03-W3, Class 1A2, 7s, 2042	90,493	95,090
Ser. 02-T16, Class A2, 7s, 2042	645,116	683,320
Ser. 02-T19, Class A2, 7s, 2042	412,593	437,406
Ser. 02-14, Class A1, 7s, 2042	313,291	331,273
Ser. 01-T10, Class A1, 7s, 2041	178,886	185,874
Ser. 02-T4, Class A2, 7s, 2041	409,885	432,467
Ser. 01-W3, Class A, 7s, 2041	71,610	74,971
Ser. 04-W1, Class 2A2, 7s, 2033	670,121	710,229
Ser. 386, Class 14, IO, 6 1/2s, 2038	202,209	35,134
Ser. 383, Class 60, IO, 6 1/2s, 2037	116,042	22,918
Ser. 383, Class 58, IO, 6 1/2s, 2037	76,833	14,982
Ser. 383, Class 72, IO, 6 1/2s, 2037	129,740	25,137
Ser. 383, Class 70, IO, 6 1/2s, 2037	80,002	15,300
Ser. 371, Class 2, IO, 6 1/2s, 2036	436,054	96,477
Ser. 08-76, Class JI, IO, 6s, 2038	224,433	43,203
Ser. 383, Class 41, IO, 6s, 2038	196,514	36,355
Ser. 383, Class 42, IO, 6s, 2038	142,460	25,999
Ser. 383, Class 43, IO, 6s, 2038	128,432	23,760
Ser. 383, Class 44, IO, 6s, 2038	117,173	21,530
Ser. 383, Class 45, IO, 6s, 2038	90,506	16,630
Ser. 383, Class 46, IO, 6s, 2038	85,819	15,769
Ser. 383, Class 47, IO, 6s, 2038	85,620	16,482
Ser. 383, Class 48, IO, 6s, 2038	85,591	16,476
Ser. 386, Class 9, IO, 6s, 2038	112,739	19,588
Ser. 383, Class 28, IO, 6s, 2038	234,767	45,193
Ser. 383, Class 29, IO, 6s, 2038	1,085,585	208,975
Ser. 383, Class 30, IO, 6s, 2038	155,739	29,980
Ser. 383, Class 31, IO, 6s, 2038	137,700	26,507
Ser. 383, Class 32, IO, 6s, 2038	106,915	20,581
Ser. 383, Class 33, IO, 6s, 2038	91,485	17,840
Ser. 386, Class 7, IO, 6s, 2038	137,593	26,831
Ser. 386, Class 6, IO, 6s, 2037	89,012	16,467
Ser. 383, Class 18, IO, 5 1/2s, 2038	123,964	24,173
Ser. 383, Class 19, IO, 5 1/2s, 2038	113,028	21,899
Ser. 383, Class 4, IO, 5 1/2s, 2037	172,776	34,555
Ser. 383, Class 5, IO, 5 1/2s, 2037	109,761	22,227
Ser. 383, Class 6, IO, 5 1/2s, 2037	98,714	19,990
Ser. 383, Class 7, IO, 5 1/2s, 2037	96,933	19,629
Ser. 383, Class 20, IO, 5 1/2s, 2037	91,992	18,628
Ser. 383, Class 21, IO, 5 1/2s, 2037	91,985	18,627
Ser. 379, Class 2, IO, 5 1/2s, 2037	92,563	21,160

Ser. 377, Class 2, IO, 5s, 2036	132,686	31,433
IFB Ser. 07-W6, Class 6A2, IO, 4.593s, 2037	148,938	12,474
IFB Ser. 06-90, Class SE, IO, 4.593s, 2036	93,188	11,239
IFB Ser. 04-51, Class XP, IO, 4.493s, 2034	68,865	7,043
IFB Ser. 03-66, Class SA, IO, 4.443s, 2033	247,007	25,287
IFB Ser. 08-7, Class SA, IO, 4.343s, 2038	113,089	13,401
IFB Ser. 07-W6, Class 5A2, IO, 4.083s, 2037	221,297	16,321
IFB Ser. 07-W4, Class 4A2, IO, 4.073s, 2037	751,084	55,392
IFB Ser. 07-W2, Class 3A2, IO, 4.073s, 2037	281,836	21,314
IFB Ser. 06-115, Class BI, IO, 4.053s, 2036	264,628	18,263
IFB Ser. 05-113, Class DI, IO, 4.023s, 2036	3,039,927	265,109
IFB Ser. 06-60, Class SI, IO, 3.943s, 2036	276,021	25,532
IFB Ser. 06-60, Class UI, IO, 3.943s, 2036	111,687	9,499
IFB Ser. 06-60, Class DI, IO, 3.863s, 2035	84,128	5,889
IFB Ser. 05-65, Class KI, IO, 3.793s, 2035	3,900,304	273,021
IFB Ser. 08-01, Class GI, IO, 3.753s, 2037	1,195,843	105,384
FRB Ser. 07-103, Class HB, 3.607s, 2037	2,210,000	2,079,389
IFB Ser. 07-54, Class CI, IO, 3.553s, 2037	184,555	16,690
IFB Ser. 07-39, Class PI, IO, 3.553s, 2037	172,504	12,034
IFB Ser. 07-30, Class WI, IO, 3.553s, 2037	949,640	73,123
IFB Ser. 07-28, Class SE, IO, 3.543s, 2037	182,109	16,227
IFB Ser. 06-128, Class SH, IO, 3.543s, 2037	222,379	14,873
IFB Ser. 06-56, Class SM, IO, 3.543s, 2036	215,934	17,389
IFB Ser. 05-90, Class SP, IO, 3.543s, 2035	440,476	38,936
IFB Ser. 05-12, Class SC, IO, 3.543s, 2035	236,172	19,821
IFB Ser. 07-W5, Class 2A2, IO, 3.533s, 2037	106,148	8,226
IFB Ser. 07-30, Class IE, IO, 3.533s, 2037	524,897	54,485
IFB Ser. 06-123, Class CI, IO, 3.533s, 2037	408,654	34,070
IFB Ser. 06-123, Class UI, IO, 3.533s, 2037	190,362	14,872
IFB Ser. 05-82, Class SY, IO, 3.523s, 2035	1,127,635	75,411
IFB Ser. 07-15, Class BI, IO, 3.493s, 2037	305,866	24,940
IFB Ser. 06-16, Class SM, IO, 3.493s, 2036	163,265	13,974
IFB Ser. 05-95, Class CI, IO, 3.493s, 2035	327,339	30,670
IFB Ser. 05-84, Class SG, IO, 3.493s, 2035	534,823	45,460
IFB Ser. 05-57, Class NI, IO, 3.493s, 2035	96,686	7,560
IFB Ser. 05-29, Class SX, IO, 3.493s, 2035	78,252	6,910
IFB Ser. 05-83, Class QI, IO, 3.483s, 2035	89,098	7,296
IFB Ser. 06-128, Class GS, IO, 3.473s, 2037	205,769	17,963
FRB Ser. 07-95, Class A1, 3.457s, 2036	1,770,160	1,734,757
FRB Ser. 07-95, Class A2, 3.457s, 2036	8,329,000	7,745,970
FRB Ser. 07-95, Class A3, 3.457s, 2036	2,308,000	2,031,040
FRB Ser. 07-101, Class A2, 3.457s, 2036	1,920,160	1,843,353
IFB Ser. 06-114, Class IS, IO, 3.443s, 2036	218,106	17,661
IFB Ser. 06-115, Class IE, IO, 3.433s, 2036	166,503	14,245
IFB Ser. 06-117, Class SA, IO, 3.433s, 2036	246,716	18,968
IFB Ser. 06-121, Class SD, IO, 3.433s, 2036	167,030	12,214
IFB Ser. 06-109, Class SG, IO, 3.423s, 2036	132,094	9,907
IFB Ser. 06-109, Class SH, IO, 3.413s, 2036	210,986	18,879
IFB Ser. 07-W6, Class 4A2, IO, 3.393s, 2037	891,226	66,842
IFB Ser. 06-128, Class SC, IO, 3.393s, 2037	403,153	29,663
IFB Ser. 06-43, Class SI, IO, 3.393s, 2036	112,096	8,960
IFB Ser. 06-44, Class IS, IO, 3.393s, 2036	208,716	16,078
IFB Ser. 06-8, Class JH, IO, 3.393s, 2036	763,376	64,223
IFB Ser. 05-122, Class SG, IO, 3.393s, 2035	164,918	14,310
IFB Ser. 06-92, Class LI, IO, 3.373s, 2036	244,084	19,494
IFB Ser. 06-96, Class ES, IO, 3.373s, 2036	108,969	7,429
IFB Ser. 06-85, Class TS, IO, 3.353s, 2036	376,488	27,957
IFB Ser. 06-61, Class SE, IO, 3.343s, 2036	277,713	18,710
IFB Ser. 07-75, Class PI, IO, 3.333s, 2037	278,417	20,107
IFB Ser. 07-76, Class SA, IO, 3.333s, 2037	292,870	20,991
IFB Ser. 07-W7, Class 2A2, IO, 3.323s, 2037	712,138	55,567
IFB Ser. 08-10, Class AI, IO, 3.293s, 2038	3,472,758	177,303
IFB Ser. 07-116, Class IA, IO, 3.293s, 2037	794,080	56,578
IFB Ser. 07-103, Class AI, IO, 3.293s, 2037	1,188,251	86,148
IFB Ser. 07-1, Class NI, IO, 3.293s, 2037	607,315	45,478
IFB Ser. 03-124, Class ST, IO, 3.293s, 2034	168,029	11,907
IFB Ser. 07-15, Class NI, IO, 3.293s, 2022	299,989	19,124
IFB Ser. 07-106, Class SM, IO, 3.253s, 2037	88,422	6,479
IFB Ser. 07-109, Class XI, IO, 3.243s, 2037	193,332	15,907
IFB Ser. 07-109, Class YI, IO, 3.243s, 2037	265,429	19,106
IFB Ser. 07-88, Class JI, IO, 3.243s, 2037	413,470	31,758
IFB Ser. 07-54, Class KI, IO, 3.233s, 2037	132,890	7,706
IFB Ser. 07-30, Class JS, IO, 3.233s, 2037	436,851	31,672
IFB Ser. 07-30, Class LI, IO, 3.233s, 2037	275,363	22,639
IFB Ser. 07-W2, Class 1A2, IO, 3.223s, 2037	200,516	13,894
IFB Ser. 07-106, Class SN, IO, 3.203s, 2037	286,379	20,463
IFB Ser. 07-54, Class IA, IO, 3.203s, 2037	235,183	18,681
IFB Ser. 07-54, Class IB, IO, 3.203s, 2037	235,183	18,681
IFB Ser. 07-54, Class IC, IO, 3.203s, 2037	235,183	18,681
IFB Ser. 07-54, Class ID, IO, 3.203s, 2037	235,183	18,681
IFB Ser. 07-54, Class IE, IO, 3.203s, 2037	235,183	18,681
IFB Ser. 07-54, Class IF, IO, 3.203s, 2037	350,180	28,499
IFB Ser. 07-54, Class NI, IO, 3.203s, 2037	221,208	18,441
IFB Ser. 07-54, Class UI, IO, 3.203s, 2037	289,078	23,077
IFB Ser. 07-91, Class AS, IO, 3.193s, 2037	182,850	13,822
IFB Ser. 07-91, Class HS, IO, 3.193s, 2037	198,429	14,037
IFB Ser. 07-15, Class CI, IO, 3.173s, 2037	755,061	55,879
IFB Ser. 06-123, Class BI, IO, 3.173s, 2037	985,578	72,020
IFB Ser. 06-115, Class JI, IO, 3.173s, 2036	554,315	40,534
IFB Ser. 07-109, Class PI, IO, 3.143s, 2037	305,517	22,992
IFB Ser. 06-123, Class LI, IO, 3.113s, 2037	368,590	28,762

IFB Ser. 08-1, Class NI, IO, 3.043s, 2037	514,060	32,450
IFB Ser. 07-116, Class BI, IO, 3.043s, 2037	726,673	45,871
IFB Ser. 08-01, Class AI, IO, 3.043s, 2037	1,450,968	95,597
IFB Ser. 08-10, Class GI, IO, 3.023s, 2038	409,186	23,018
IFB Ser. 08-13, Class SA, IO, 3.013s, 2038	136,759	9,294
IFB Ser. 08-1, Class HI, IO, 2.993s, 2037	677,580	41,889
IFB Ser. 07-39, Class AI, IO, 2.913s, 2037	410,889	26,871
IFB Ser. 07-32, Class SD, IO, 2.903s, 2037	276,917	19,557
IFB Ser. 07-30, Class UI, IO, 2.893s, 2037	227,397	15,552
IFB Ser. 07-32, Class SC, IO, 2.893s, 2037	370,069	25,890
IFB Ser. 07-1, Class CI, IO, 2.893s, 2037	266,430	19,015
IFB Ser. 05-74, Class SE, IO, 2.893s, 2035	1,494,020	88,077
IFB Ser. 05-74, Class NI, IO, 2.873s, 2035	1,461,787	111,299
IFB Ser. 05-14, Class SE, IO, 2.843s, 2035	43,481	2,568
IFB Ser. 08-1, Class BI, IO, 2.703s, 2038	139,157	6,807
IFB Ser. 07-75, Class ID, IO, 2.663s, 2037	233,160	15,138
Ser. 03-T2, Class 2, IO, 0.808s, 2042	3,903,461	114,151
Ser. 03-W10, Class 3A, IO, 0.703s, 2043	7,643,870	157,240
Ser. 03-W6, Class 51, IO, 0.672s, 2042	1,185,165	18,803
Ser. 03-W10, Class 1A, IO, 0.66s, 2043	6,381,490	105,624
Ser. 08-33, Principle only (PO), zero %, 2038	96,078	70,137
Ser. 04-38, Class AO, PO, zero %, 2034	179,645	124,853
Ser. 04-61, Class CO, PO, zero %, 2031	391,673	309,421
Ser. 07-15, Class IM, IO, zero %, 2009	258,661	19
Ser. 07-16, Class TS, IO, zero %, 2009	1,071,538	75
FRB Ser. 06-115, Class SN, zero %, 2036	138,980	133,289
FRB Ser. 05-79, Class FE, zero %, 2035	40,624	41,603
FRB Ser. 06-54, Class CF, zero %, 2035	39,776	38,017
FRB Ser. 05-45, Class FG, zero %, 2035	79,306	64,692
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-58, Class 4A, 7 1/2s, 2043	895,876	948,789
Ser. T-42, Class A5, 7 1/2s, 2042	127,194	131,553
Ser. T-60, Class 1A2, 7s, 2044	170,695	181,168
Ser. T-59, Class 1A2, 7s, 2043	366,724	392,647
Ser. T-55, Class 1A2, 7s, 2043	212,632	224,789
IFB Ser. T-56, Class 2ASI, IO, 4.893s, 2043	127,306	13,889
Freddie Mac
IFB Ser. 3339, Class WS, 27.947s, 2037	108,599	135,846
IFB Ser. 3339, Class JS, 26.666s, 2037	94,118	111,715
IFB Ser. 3202, Class PS, 24.315s, 2036	170,965	200,965
IFB Ser. 3153, Class SX, 20.813s, 2036	417,068	482,445
IFB Ser. 3081, Class DC, 17.966s, 2035	119,192	126,640
IFB Ser. 3114, Class GK, 16.45s, 2036	80,384	85,545
IFB Ser. 3360, Class SC, 16.407s, 2037	124,485	122,141
IFB Ser. 3408, Class EK, 15.784s, 2037	109,128	110,169
IFB Ser. 2979, Class AS, 15.152s, 2034	69,941	72,616
IFB Ser. 3153, Class UT, 14.896s, 2036	256,565	260,199
IFB Ser. 3149, Class SU, 12.822s, 2036	82,585	79,667
IFB Ser. 3065, Class DC, 12.398s, 2035	197,527	190,930
IFB Ser. 3012, Class GP, 12.368s, 2035	123,864	125,893
IFB Ser. 3031, Class BS, 10.506s, 2035	261,264	246,029
IFB Ser. 248, IO, 5 1/2s, 2037	598,534	135,699
IFB Ser. 3184, Class SP, IO, 4.863s, 2033	288,586	23,926
IFB Ser. 2882, Class LS, IO, 4.713s, 2034	57,923	5,155
IFB Ser. 3203, Class SH, IO, 4.653s, 2036	164,135	16,792
IFB Ser. 2594, Class SE, IO, 4.563s, 2030	296,702	22,689
IFB Ser. 2828, Class TI, IO, 4.563s, 2030	166,063	12,499
IFB Ser. 3397, Class GS, IO, 4.513s, 2037	170,223	13,005
IFB Ser. 3297, Class BI, IO, 4.273s, 2037	698,548	60,846
IFB Ser. 3287, Class SD, IO, 4.263s, 2037	258,181	21,630
IFB Ser. 3281, Class BI, IO, 4.263s, 2037	134,077	12,330
IFB Ser. 3249, Class SI, IO, 4.263s, 2036	89,520	7,223
IFB Ser. 3028, Class ES, IO, 4.263s, 2035	886,384	79,386
IFB Ser. 3042, Class SP, IO, 4.263s, 2035	194,313	14,199
IFB Ser. 3045, Class DI, IO, 4.243s, 2035	3,790,387	285,318
IFB Ser. 3136, Class NS, IO, 4.213s, 2036	325,693	25,245
IFB Ser. 3107, Class DC, IO, 4.213s, 2035	456,262	40,598
IFB Ser. 2950, Class SM, IO, 4.213s, 2016	100,582	8,412
IFB Ser. 3256, Class S, IO, 4.203s, 2036	313,592	26,263
IFB Ser. 3031, Class BI, IO, 4.202s, 2035	178,794	14,254
IFB Ser. 3370, Class TS, IO, 4.183s, 2037	95,631	7,094
IFB Ser. 3244, Class SB, IO, 4.173s, 2036	192,897	13,587
IFB Ser. 3244, Class SG, IO, 4.173s, 2036	223,918	18,638
IFB Ser. 3236, Class IS, IO, 4.163s, 2036	348,938	25,516
IFB Ser. 3114, Class TS, IO, 4.163s, 2030	1,119,372	88,267
IFB Ser. 3128, Class JI, IO, 4.143s, 2036	320,282	26,223
IFB Ser. 3240, Class S, IO, 4.133s, 2036	633,873	53,387
IFB Ser. 3153, Class JI, IO, 4.133s, 2036	333,158	21,239
IFB Ser. 3065, Class DI, IO, 4.133s, 2035	136,786	10,683
IFB Ser. 3145, Class GI, IO, 4.113s, 2036	261,768	22,741
IFB Ser. 3114, Class GI, IO, 4.113s, 2036	192,573	14,081
IFB Ser. 3339, Class JI, IO, 4.103s, 2037	654,697	41,328
IFB Ser. 3218, Class AS, IO, 4.093s, 2036	245,135	19,128
IFB Ser. 3221, Class SI, IO, 4.093s, 2036	283,169	21,152
IFB Ser. 3202, Class PI, IO, 4.053s, 2036	781,553	62,710
IFB Ser. 3355, Class MI, IO, 4.013s, 2037	193,860	14,499
IFB Ser. 3201, Class SG, IO, 4.013s, 2036	357,493	27,039
IFB Ser. 3203, Class SE, IO, 4.013s, 2036	319,520	24,489
IFB Ser. 3171, Class PS, IO, 3.998s, 2036	310,949	24,293
IFB Ser. 3152, Class SY, IO, 3.993s, 2036	303,647	27,716

IFB Ser. 3284, Class BI, IO, 3.963s, 2037	218,784	15,695
IFB Ser. 3260, Class SA, IO, 3.963s, 2037	216,447	14,344
IFB Ser. 3284, Class LI, IO, 3.953s, 2037	345,111	26,179
IFB Ser. 3281, Class AI, IO, 3.943s, 2037	768,208	63,211
IFB Ser. 3012, Class UI, IO, 3.933s, 2035	319,091	23,260
IFB Ser. 3311, Class EI, IO, 3.923s, 2037	251,741	20,649
IFB Ser. 3311, Class IA, IO, 3.923s, 2037	333,475	28,408
IFB Ser. 3311, Class IB, IO, 3.923s, 2037	333,475	28,408
IFB Ser. 3311, Class IC, IO, 3.923s, 2037	333,475	28,408
IFB Ser. 3311, Class ID, IO, 3.923s, 2037	333,475	28,408
IFB Ser. 3311, Class IE, IO, 3.923s, 2037	474,763	40,444
IFB Ser. 3375, Class MS, IO, 3.913s, 2037	115,518	8,285
IFB Ser. 3240, Class GS, IO, 3.893s, 2036	383,035	30,306
IFB Ser. 3339, Class TI, IO, 3.653s, 2037	359,623	24,321
IFB Ser. 3284, Class CI, IO, 3.633s, 2037	585,646	40,123
IFB Ser. 3016, Class SQ, IO, 3.623s, 2035	351,787	19,234
IFB Ser. 3012, Class IG, IO, 3.593s, 2035	1,219,199	93,804
IFB Ser. 3397, Class SQ, IO, 3.483s, 2037	106,344	6,368
Ser. 3327, Class IF, IO, zero %, 2037	176,197	39,644
Ser. 246, PO, zero %, 2037	99,038	80,484
Ser. 3300, PO, zero %, 2037	105,113	81,462
Ser. 3139, Class CO, PO, zero %, 2036	75,530	60,842
Ser. 2587, Class CO, PO, zero %, 2032	95,138	78,603
FRB Ser. 3349, Class DO, zero %, 2037	106,399	96,217
FRB Ser. 3326, Class YF, zero %, 2037	83,471	80,713
FRB Ser. 3241, Class FH, zero %, 2036	94,531	78,486
FRB Ser. 3231, Class XB, zero %, 2036	69,272	68,314
FRB Ser. 3231, Class X, zero %, 2036	73,169	76,670
FRB Ser. 3326, Class WF, zero %, 2035	196,507	164,178
FRB Ser. 3030, Class CF, zero %, 2035	89,722	72,562
Government National Mortgage Association
IFB Ser. 07-38, Class AS, 31.775s, 2037	243,284	306,388
IFB Ser. 05-84, Class SL, 12.54s, 2035	503,362	477,943
IFB Ser. 05-66, Class SP, 12.54s, 2035	229,651	225,884
IFB Ser. 05-68, Class DP, 10.417s, 2035	704,950	700,208
IFB Ser. 05-84, Class SB, 9.031s, 2035	94,055	90,453
IFB Ser. 05-7, Class NP, 8.8s, 2033	62,810	61,077
IFB Ser. 04-59, Class SC, IO, 4.712s, 2034	151,568	14,286
IFB Ser. 04-26, Class IS, IO, 4.712s, 2034	67,248	4,248
IFB Ser. 08-29, Class SA, IO, 4.593s, 2038	206,343	17,693
IFB Ser. 07-26, Class SD, IO, 4.312s, 2037	368,114	25,078
IFB Ser. 06-61, Class SM, IO, 4.193s, 2036	66,914	5,456
IFB Ser. 06-62, Class SI, IO, 4.193s, 2036	251,992	20,651
IFB Ser. 07-1, Class SL, IO, 4.173s, 2037	109,006	8,864
IFB Ser. 07-1, Class SM, IO, 4.163s, 2037	109,006	8,840
IFB Ser. 07-48, Class SB, IO, 4.162s, 2037	300,294	19,532
IFB Ser. 06-62, Class SA, IO, 4.153s, 2036	67,343	5,308
IFB Ser. 07-74, Class SI, IO, 4.082s, 2037	93,673	8,520
IFB Ser. 07-17, Class AI, IO, 4.062s, 2037	816,598	60,431
IFB Ser. 08-2, Class SM, IO, 4.012s, 2038	229,278	15,000
IFB Ser. 07-9, Class AI, IO, 4.012s, 2037	300,483	20,877
IFB Ser. 07-49, Class NY, IO, 3.913s, 2035	1,746,323	132,556
IFB Ser. 08-40, Class SA, IO, 3.912s, 2038	1,065,976	74,947
IFB Ser. 05-71, Class SA, IO, 3.872s, 2035	78,743	5,725
IFB Ser. 07-17, Class IC, IO, 3.762s, 2037	170,478	11,503
IFB Ser. 07-36, Class SW, IO, 3.713s, 2035	1,302,322	89,020
IFB Ser. 07-25, Class KS, IO, 3.712s, 2037	97,011	6,567
IFB Ser. 07-21, Class S, IO, 3.712s, 2037	428,836	25,419
IFB Ser. 07-31, Class AI, IO, 3.692s, 2037	230,827	18,873
IFB Ser. 07-26, Class SG, IO, 3.663s, 2037	372,791	29,478
IFB Ser. 07-62, Class S, IO, 3.662s, 2037	107,768	6,469
IFB Ser. 07-9, Class BI, IO, 3.633s, 2037	754,008	51,188
IFB Ser. 07-31, Class CI, IO, 3.623s, 2037	218,267	15,002
IFB Ser. 07-25, Class SA, IO, 3.613s, 2037	259,071	17,975
IFB Ser. 07-25, Class SB, IO, 3.613s, 2037	507,407	34,889
IFB Ser. 07-22, Class S, IO, 3.613s, 2037	206,963	18,053
IFB Ser. 07-11, Class SA, IO, 3.613s, 2037	198,982	15,329
IFB Ser. 07-14, Class SB, IO, 3.613s, 2037	186,946	13,788
IFB Ser. 05-84, Class AS, IO, 3.613s, 2035	101,066	8,042
IFB Ser. 07-43, Class SC, IO, 3.612s, 2037	268,273	15,444
IFB Ser. 07-51, Class SJ, IO, 3.563s, 2037	243,919	19,855
IFB Ser. 07-53, Class SY, IO, 3.548s, 2037	214,438	18,826
IFB Ser. 07-58, Class PS, IO, 3.513s, 2037	328,899	25,619
IFB Ser. 04-88, Class S, IO, 3.513s, 2032	59,990	3,730
IFB Ser. 07-59, Class PS, IO, 3.483s, 2037	187,736	13,662
IFB Ser. 07-59, Class SP, IO, 3.483s, 2037	313,212	23,264
IFB Ser. 07-68, Class PI, IO, 3.463s, 2037	96,523	6,970
IFB Ser. 06-38, Class SG, IO, 3.463s, 2033	754,990	46,572
IFB Ser. 07-53, Class SG, IO, 3.413s, 2037	143,488	9,126
IFB Ser. 08-3, Class SA, IO, 3.363s, 2038	447,935	27,410
IFB Ser. 07-64, Class AI, IO, 3.363s, 2037	1,788,367	108,271
IFB Ser. 07-53, Class ES, IO, 3.363s, 2037	207,058	11,509
IFB Ser. 08-4, Class SA, IO, 3.329s, 2038	940,664	57,825
IFB Ser. 07-9, Class DI, IO, 3.323s, 2037	380,877	22,895
IFB Ser. 07-57, Class QA, IO, 3.313s, 2037	485,456	30,524
IFB Ser. 07-58, Class SA, IO, 3.313s, 2037	519,554	30,448
IFB Ser. 07-58, Class SC, IO, 3.313s, 2037	362,390	19,864
IFB Ser. 07-61, Class SA, IO, 3.313s, 2037	258,842	15,702
IFB Ser. 07-53, Class SC, IO, 3.313s, 2037	229,195	12,275
IFB Ser. 07-53, Class SE, IO, 3.313s, 2037	540,007	34,856
IFB Ser. 06-26, Class S, IO, 3.313s, 2036	494,555	35,024

IFB Ser. 07-58, Class SD, IO, 3.303s, 2037	305,512	16,752
IFB Ser. 07-59, Class SD, IO, 3.283s, 2037	508,746	29,020
IFB Ser. 05-65, Class SI, IO, 3.163s, 2035	1,471,210	91,602
IFB Ser. 06-16, Class SX, IO, 3.103s, 2036	173,564	11,590
IFB Ser. 07-17, Class IB, IO, 3.063s, 2037	149,368	7,920
IFB Ser. 06-10, Class SM, IO, 3.063s, 2036	1,113,697	73,324
IFB Ser. 06-14, Class S, IO, 3.063s, 2036	295,759	18,677
IFB Ser. 06-11, Class ST, IO, 3.053s, 2036	184,307	10,902
IFB Ser. 07-26, Class SW, IO, 3.013s, 2037	1,198,636	68,608
IFB Ser. 07-27, Class SD, IO, 3.013s, 2037	185,147	10,768
IFB Ser. 07-19, Class SJ, IO, 3.013s, 2037	315,325	17,271
IFB Ser. 07-23, Class ST, IO, 3.013s, 2037	400,873	21,700
IFB Ser. 07-8, Class SA, IO, 3.013s, 2037	112,010	6,519
IFB Ser. 07-9, Class CI, IO, 3.013s, 2037	495,382	28,070
IFB Ser. 07-7, Class EI, IO, 3.013s, 2037	188,045	10,503
IFB Ser. 07-7, Class JI, IO, 3.013s, 2037	528,179	29,050
IFB Ser. 07-1, Class S, IO, 3.013s, 2037	416,492	22,896
IFB Ser. 07-3, Class SA, IO, 3.013s, 2037	397,261	22,227
IFB Ser. 05-17, Class S, IO, 2.993s, 2035	88,531	5,399
IFB Ser. 05-3, Class SN, IO, 2.913s, 2035	228,495	13,826
IFB Ser. 04-41, Class SG, IO, 2.813s, 2034	240,021	8,688
FRB Ser. 07-49, Class UF, zero %, 2037	46,660	46,229
FRB Ser. 07-35, Class UF, zero %, 2037	70,832	71,307
GS Mortgage Securities Corp. II Ser. 06-GG6, Class A2,
5.506s, 2038	156,000	152,209
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	76,233	76,621
Ser. 05-RP3, Class 1A3, 8s, 2035	252,277	248,947
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	204,551	197,010
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
4.836s, 2035	171,450	144,018
JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-LD12, Class AM, 6.261s, 2051	41,000	33,678
FRB Ser. 07-LD12, Class A3, 6.189s, 2051	129,000	120,898
FRB Ser. 07-LD11, Class AM, 6.007s, 2049	24,000	19,425
Ser. 06-CB14, Class A4, 5.481s, 2044	211,000	191,765
FRB Ser. 07-LDPX, Class AM, 5.464s, 2049	25,000	19,731
Ser. 07-LDPX, Class A3, 5.42s, 2049	146,000	125,719
Key Commercial Mortgage Ser. 07-SL1, Class A2, 5.741s,
2040	712,000	651,815
Key Commercial Mortgage Ser. 07-SL1, Class A1, 5.478s,
2040 (F)	454,486	411,116
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2012	40,000	37,562
Ser. 04-C7, Class A6, 4.786s, 2029	163,000	151,143
Lehman Mortgage Trust
IFB Ser. 07-5, Class 4A3, 20.839s, 2037	156,502	140,852
IFB Ser. 07-4, Class 3A2, IO, 3.993s, 2037	248,175	20,653
IFB Ser. 06-5, Class 2A2, IO, 3.943s, 2036	578,750	41,959
IFB Ser. 07-4, Class 2A2, IO, 3.463s, 2037	1,023,688	73,706
IFB Ser. 06-9, Class 2A2, IO, 3.413s, 2037	755,704	59,092
IFB Ser. 06-7, Class 2A5, IO, 3.343s, 2036	1,166,904	81,683
IFB Ser. 07-5, Class 10A2, IO, 3.133s, 2037	505,464	32,855
MASTR Adjustable Rate Mortgages Trust
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	185,890	1,487
Ser. 05-2, Class 7AX, IO, 0.17s, 2035	495,223	1,486
Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3, 6.458s, 2043	89,000	86,763
Ser. 05-HQ6, Class A4A, 4.989s, 2042	373,000	353,381
Ser. 04-HQ4, Class A7, 4.97s, 2040	193,000	178,583
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 4.852s, 2035	387,414	262,473
Permanent Financing PLC 144A FRB Ser. 9A, Class 3A,
2.917s, 2033 (United Kingdom)	92,000	83,279
Permanent Master Issuer PLC FRB Ser. 07-1, Class 4A,
2.871s, 2033 (United Kingdom)	112,000	106,820
Residential Funding Mortgage Securities I Ser. 04-S5,
Class 2A1, 4 1/2s, 2019	341,827	312,558
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	795,272	508,974
FRB Ser. 05-18, Class 6A1, 5.256s, 2035	224,767	175,318
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 2.541s, 2037	4,669,359	285,998
Ser. 07-4, Class 1A4, IO, 1s, 2037	4,911,797	115,266
Structured Asset Securities Corp. 144A Ser. 07-RF1,
Class 1A, IO, 3.317s, 2037	872,764	38,183
Terwin Mortgage Trust 144A FRB Ser. 06-9HGA, Class A1,
3.287s, 2037	145,990	135,946
Wachovia Bank Commercial Mortgage Trust
Ser. 07-C30, Class A3, 5.246s, 2043	99,000	91,424
Ser. 04-C15, Class A4, 4.803s, 2041	288,000	257,950
WAMU Commercial Mortgage Securities Trust 144A Ser.
07-SL2, Class A1, 5.426s, 2049	1,237,350	1,062,488
Wells Fargo Mortgage Backed Securities Trust
Ser. 06-AR10, Class 3A1, 5.005s, 2036	237,017	193,743
Ser. 05-AR2, Class 2A1, 4.548s, 2035	140,026	114,932
Ser. 05-AR9, Class 1A2, 4.372s, 2035	253,557	131,850
Ser. 04-R, Class 2A1, 4.363s, 2034	136,249	125,621
Ser. 05-AR12, Class 2A5, 4.321s, 2035	1,853,000	1,583,519
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035	4,729,000	13,671

Total collateralized mortgage obligations (cost $54,252,786)		$54,724,589

PURCHASED OPTIONS OUTSTANDING (1.7%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with Deutschbank for
the right to receive a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	$4,783,000	355,760
Option on an interest rate swap with Deutschbank for
the right to pay a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	4,783,000	53,043
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.325% versus the three month USD-LIBOR-BBA maturing
April 08, 2019.	Apr-09/5.325	3,492,000	34,700
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.325% versus the three month USD-LIBOR-BBA maturing
April 08, 2019.	Apr-09/5.325	3,492,000	246,570
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	7,253,000	512,279
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	7,253,000	146,631
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.83% versus the three month USD-LIBOR-BBA maturing
on November 10, 2018.	Nov-08/4.830	9,790,000	329,238
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	7,253,000	$512,279
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	$7,253,000	156,157
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 4.83%
versus the three month USD-LIBOR-BBA maturing on
November 10, 2018.	Nov-08/4.830	9,790,000	75,970
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.315% versus the three month USD-LIBOR-BBA maturing
on April 08, 2019.	Apr-09/5.315	3,492,000	244,405
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.315%
versus the three month USD-LIBOR-BBA maturing on
April 08, 2019.	Apr-09/5.315	3,492,000	38,192

Total purchased options outstanding (cost $2,060,126)			$2,705,224

ASSET-BACKED SECURITIES (0.4%)(a)

		Principal amount	Value

GSAMP Trust FRB Ser. 06-HE5, Class A2C, 3.357s, 2036		25,000	$15,318
Lehman XS Trust
IFB Ser. 07-3, Class 4B, IO, 3.483s, 2037		356,838	23,309
FRB Ser. 07-6, Class 2A1, 3.417s, 2037		54,932	35,531
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-RZ2, Class A2, 3.377s, 2036		509,000	429,007
FRB Ser. 07-RZ1, Class A2, 3.367s, 2037		25,000	19,188
Soundview Home Equity Loan Trust FRB Ser. 06-3,
Class A3, 3.367s, 2036		25,000	20,035

Total asset-backed securities (cost $641,885)			$542,388

SHORT-TERM INVESTMENTS (37.1%)(a)
		Principal
		amount/shares	Value

Federal Home Loan Bank, for an effective yield
of 2.81%, July 14, 2009		2,000,000	1,956,624
Federal Home Loan Bank, for an effective yield
of 2.35%, October 22, 2008		15,000,000	14,979,437
Federated Prime Obligations Fund		16,978,518	16,978,518
Interest in $194,500,000 joint triparty repurchase
agreement dated September 30, 2008 with Bank
of America Sec.LLC due October 1, 2008 -- maturity
value of $22,601,413 for an effective yield of 2.25%
(collateralized by various mortgage backed securities
with a coupon rate of 5.0% and a due date of
August 1, 2033 valued at $198,390,000)		$22,600,000	$22,600,000
U.S. Treasury Bills 0.30%, October 16, 2008 (SEG)		175,000	174,978
U.S. Treasury Bills 0.10%, October 9, 2008 (SEG)		700,000	699,984

Total short-term investments (cost $57,389,541)			$57,389,541

TOTAL INVESTMENTS

Total investments (cost $226,567,183) (b)			$230,407,062

FUTURES CONTRACTS OUTSTANDING at 9/30/08 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Long)	6	$1,448,175	Dec-08	$(4,323)
Euro-Dollar 90 day (Short)	44	10,665,600	Jun-09	32,905
Euro-Dollar 90 day (Short)	80	19,375,000	Sep-09	31,595
Euro-Dollar 90 day (Short)	114	27,519,600	Dec-09	69,515
Euro-Dollar 90 day (Short)	8	1,928,000	Mar-10	(1,584)
U.S. Treasury Bond 20 yr (Long)	204	23,903,063	Dec-08	40,679
U.S. Treasury Note 2 yr (Short)	695	148,339,063	Dec-08	(915,920)
U.S. Treasury Note 5 yr (Short)	794	89,114,094	Dec-08	(424,270)
U.S. Treasury Note 10 yr (Long)	765	87,688,125	Dec-08	(59,536)

Total				$(1,230,939)

WRITTEN OPTIONS OUTSTANDING at 9/30/08 (premiums received $3,533,102) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 5.89% versus the three month USD-LIBOR-BBA maturing on
July 15, 2019.	$18,232,000	Jul-09/5.89	$1,924,388

Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 5.89% versus the three month USD-LIBOR-BBA maturing on
July 15, 2019.	18,232,000	Jul-09/5.89	151,508

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.32% versus the three month USD-LIBOR-BBA maturing on
January 9, 2022.	28,847,000	Jan-12/5.32	2,004,290

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.32% versus the three month USD-LIBOR-BBA maturing on
January 9, 2022.	28,847,000	Jan-12/5.32	1,290,903

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	1,080,000	Dec-08/5.00	51,613

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	1,080,000	Dec-08/5.00	10,314

Total			$5,433,016

TBA SALE COMMITMENTS OUTSTANDING at 9/30/08 (proceeds receivable $23,746,328) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 6s, October 1, 2038	$1,000,000	10/14/08	$1,012,031
FNMA, 5 1/2s, October 1, 2038	4,000,000	10/14/08	3,983,750
FNMA, 5s, October 1, 2038	19,000,000	10/14/08	18,492,343

Total			$23,488,124

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/08 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$7,000,000		$--	3/30/09	3.075%	3 month USD-LIBOR-BBA	$19,380

5,012,000		--	5/23/10	3 month USD-LIBOR-BBA	3.155%	33,165

3,500,000		--	7/18/13	4.14688%	3 month USD-LIBOR-BBA	(20,569)

1,000,000		--	7/29/18	3 month USD-LIBOR-BBA	4.75%	25,105

2,204,000		--	8/26/18	3 month USD-LIBOR-BBA	4.54375%	16,215

29,317,000		--	9/10/10	3 month USD-LIBOR-BBA	3.22969%	(56,265)

5,404,000		--	9/18/38	4.36125%	3 month USD-LIBOR-BBA	279,839

86,405,000		--	9/18/10	3 month USD-LIBOR-BBA	2.86667%	(792,633)

31,015,000		96,812	10/1/18	3 month USD-LIBOR-BBA	4.30%	(380,819)

31,964,000		--	9/24/09	3 month USD-LIBOR-BBA	4.7375%	476,246

26,000,000		--	8/11/15	4.892%	3 month USD-LIBOR-BBA	(1,016,450)

9,000,000		--	10/21/15	4.943%	3 month USD-LIBOR-BBA	(496,228)

160,000		--	9/1/15	3 month USD-LIBOR-BBA	4.53%	2,631

795,000		--	5/8/28	4.95%	3 month USD-LIBOR-BBA	(39,940)

Citibank, N.A.
1,913,000		--	4/3/18	4.18%	3 month USD-LIBOR-BBA	16,894

9,000,000		--	7/21/18	4.80625%	3 month USD-LIBOR-BBA	(268,407)

5,087,000		--	8/26/10	3 month USD-LIBOR-BBA	3.34125%	1,718

41,900,000		--	4/6/09	3 month USD-LIBOR-BBA	5.264%	1,161,608

30,000		--	4/7/14	5.377%	3 month USD-LIBOR-BBA	(2,371)

5,724,000		--	9/8/18	3 month USD-LIBOR-BBA	4.3152%	(65,835)

6,684,000		--	9/10/10	3 month USD-LIBOR-BBA	3.1825%	(18,894)

26,085,000		--	9/17/13	3 month USD-LIBOR-BBA	3.4975%	(650,692)

5,224,000		--	9/18/38	4.45155%	3 month USD-LIBOR-BBA	194,495

42,050,000		--	9/18/10	3 month USD-LIBOR-BBA	2.92486%	(338,185)

11,500,000		--	7/27/09	5.504%	3 month USD-LIBOR-BBA	(256,168)

20,931,000		--	10/26/12	4.6275%	3 month USD-LIBOR-BBA	(830,340)

5,408,000		--	11/9/09	4.387%	3 month USD-LIBOR-BBA	(139,386)

5,557,000		--	11/9/17	5.0825%	3 month USD-LIBOR-BBA	(358,857)

20,214,000		--	11/23/17	4.885%	3 month USD-LIBOR-BBA	(981,961)

450,000		--	11/9/17	3 month USD-LIBOR-BBA	5.07641%	28,842

42,679,000		--	12/24/09	3 month USD-LIBOR-BBA	3.8675%	752,389

8,033,000		--	12/24/27	4.9425%	3 month USD-LIBOR-BBA	(363,136)

Credit Suisse International
26,000		--	8/29/12	5.04556%	3 month USD-LIBOR-BBA	(1,121)

3,062,000		--	9/18/38	4.41338%	3 month USD-LIBOR-BBA	132,814

17,281,000		--	9/18/10	3 month USD-LIBOR-BBA	2.91916%	(140,918)

9,877,000		--	9/19/13	3 month USD-LIBOR-BBA	3.635%	(191,803)

3,094,000		--	9/22/18	4.22%	3 month USD-LIBOR-BBA	63,755

5,024,000	(F)	--	9/23/10	3 month USD-LIBOR-BBA	3.32%	(7,589)

362,000		--	3/21/16	3 month USD-LIBOR-BBA	5.20497%	20,406

6,699,000	(F)	--	9/23/38	4.7375%	3 month USD-LIBOR-BBA	(65,996)

158,000		--	9/28/16	5.10886%	3 month USD-LIBOR-BBA	(7,773)

Deutsche Bank AG
20,612,000		--	9/24/10	3 month USD-LIBOR-BBA	3.395%	2,647

Goldman Sachs International
1,158,000		--	3/11/38	5.029%	3 month USD-LIBOR-BBA	(64,638)

20,095,000		--	3/14/13	3 month USD-LIBOR-BBA	3.37125%	(495,230)

35,950,000		--	3/27/13	3 month USD-LIBOR-BBA	3.4625%	(851,548)

12,397,000		--	3/29/38	4.665%	3 month USD-LIBOR-BBA	66,946

3,639,000		--	4/2/18	4.076%	3 month USD-LIBOR-BBA	63,313

9,207,000		--	4/3/18	3 month USD-LIBOR-BBA	4.19%	(73,670)

3,433,000		--	4/23/18	4.43%	3 month USD-LIBOR-BBA	(38,986)

435,000		--	5/19/18	4.525%	3 month USD-LIBOR-BBA	(7,985)

100,000		--	10/19/16	5.32413%	3 month USD-LIBOR-BBA	(8,244)

19,020,000		--	6/12/17	3 month USD-LIBOR-BBA	5.7175%	2,114,713

2,600,000		--	7/25/09	5.327%	3 month USD-LIBOR-BBA	(53,917)

32,646,000	--	11/20/08	5.16%	3 month USD-LIBOR-BBA	(606,508)

7,351,000	--	11/20/26	3 month USD-LIBOR-BBA	5.261%	652,371

33,067,000	--	11/21/08	5.0925%	3 month USD-LIBOR-BBA	(603,072)

7,336,000	--	11/21/26	3 month USD-LIBOR-BBA	5.2075%	601,135

771,000	--	12/20/16	3 month USD-LIBOR-BBA	5.074%	47,443

7,420,000	--	1/8/12	3 month USD-LIBOR-BBA	4.98%	297,510

90,000	--	11/9/17	3 month USD-LIBOR-BBA	5.071%	5,730

110,000	--	4/7/14	5.33842%	3 month USD-LIBOR-BBA	(8,458)

5,755,800	--	9/19/09	3 month USD-LIBOR-BBA	4.763%	89,542

15,381,800	--	9/21/09	3 month USD-LIBOR-BBA	4.60%	207,486

4,286,700	--	9/21/17	5.149%	3 month USD-LIBOR-BBA	(232,152)

20,000	--	11/9/17	3 month USD-LIBOR-BBA	5.08%	1,288

JPMorgan Chase Bank, N.A.
83,000	--	2/19/18	3 month USD-LIBOR-BBA	4.585%	1,030

15,406,000	--	8/15/11	5.412%	3 month USD-LIBOR-BBA	(771,133)

661,000	--	3/5/18	4.325%	3 month USD-LIBOR-BBA	5,285

2,050,000	--	3/7/18	4.45%	3 month USD-LIBOR-BBA	(3,330)

984,000	--	3/12/18	3 month USD-LIBOR-BBA	4.4525%	1,756

724,000	--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(37,339)

2,936,000	--	3/11/38	5.03%	3 month USD-LIBOR-BBA	(164,324)

1,119,000	--	3/14/18	4.775%	3 month USD-LIBOR-BBA	(29,877)

31,014,000	--	3/22/10	3 month USD-LIBOR-BBA	2.23%	(458,804)

12,011,000	--	3/26/10	3 month USD-LIBOR-BBA	2.33375%	(168,138)

7,000,000	--	1/17/16	4.946%	3 month USD-LIBOR-BBA	(300,497)

108,000	--	9/18/16	5.291%	3 month USD-LIBOR-BBA	(6,935)

831,000	--	5/7/13	3.9325%	3 month USD-LIBOR-BBA	(6,074)

12,772,000	--	5/16/18	4.53%	3 month USD-LIBOR-BBA	(243,394)

8,353,000	--	5/23/10	3 month USD-LIBOR-BBA	3.16%	56,090

4,000,000	--	6/13/13	4.47%	3 month USD-LIBOR-BBA	(124,749)

3,300,000	--	6/27/17	3 month USD-LIBOR-BBA	5.712%	355,757

7,910,000	--	10/10/13	5.054%	3 month USD-LIBOR-BBA	(476,372)

11,000,000	--	10/10/13	5.09%	3 month USD-LIBOR-BBA	(684,255)

22,000,000	--	7/15/13	3 month USD-LIBOR-BBA	4.012%	(5,865)

13,758,000	--	7/16/10	3 month USD-LIBOR-BBA	3.384%	16,525

5,035,000	--	7/22/10	3 month USD-LIBOR-BBA	3.565%	23,761

28,571,000	--	7/28/10	3 month USD-LIBOR-BBA	3.5141%	106,660

16,781,000	--	8/28/18	5.395%	3 month USD-LIBOR-BBA	(1,284,118)

32,563,000	--	11/20/08	5.165%	3 month USD-LIBOR-BBA	(605,884)

7,330,000	--	11/20/26	3 month USD-LIBOR-BBA	5.266%	655,112

148,000	--	12/19/16	5.0595%	3 month USD-LIBOR-BBA	(8,986)

3,137,000	--	1/19/09	5.24%	3 month USD-LIBOR-BBA	(27,437)

10,723,000	--	1/31/17	3 month USD-LIBOR-BBA	5.415%	812,325

7,841,000	--	3/8/17	3 month USD-LIBOR-BBA	5.28%	509,154

996,000	--	8/2/15	3 month USD-LIBOR-BBA	4.6570%	24,877

7,800,000	--	8/13/12	3 month USD-LIBOR-BBA	5.2%	383,036

66,000	--	8/29/17	5.263%	3 month USD-LIBOR-BBA	(4,264)

7,199,000	--	9/11/27	5.27%	3 month USD-LIBOR-BBA	(555,562)

15,381,800	--	9/21/09	3 month USD-LIBOR-BBA	4.6125%	209,380

4,286,700	--	9/21/17	5.15%	3 month USD-LIBOR-BBA	(232,496)

22,917,000	--	10/30/12	4.68375%	3 month USD-LIBOR-BBA	(964,858)

5,408,000	--	11/9/09	4.3975%	3 month USD-LIBOR-BBA	(140,259)

5,557,000	--	11/9/17	5.0895%	3 month USD-LIBOR-BBA	(361,955)

51,685,000	--	12/11/17	3 month USD-LIBOR-BBA	4.65%	1,515,627

8,033,000	--	12/24/27	4.9675%	3 month USD-LIBOR-BBA	(389,222)

9,100,000	--	8/4/16	3 month USD-LIBOR-BBA	5.5195%	741,306

8,200,000	--	10/21/15	4.916%	3 month USD-LIBOR-BBA	(437,686)

6,245,000	--	1/18/18	4.27625%	3 month USD-LIBOR-BBA	67,201

6,367,000	--	1/24/18	4.135%	3 month USD-LIBOR-BBA	140,416

8,489,000	--	1/24/18	4.175%	3 month USD-LIBOR-BBA	160,691

8,489,000	--	1/24/18	4.1625%	3 month USD-LIBOR-BBA	168,953

8,375,000	--	1/31/18	3 month USD-LIBOR-BBA	4.25%	(109,199)

14,474,000	--	2/5/18	4.22%	3 month USD-LIBOR-BBA	226,596

100,000	--	4/17/09	5.12%	3 month USD-LIBOR-BBA	(2,618)

3,200,000	--	10/16/16	5.3345%	3 month USD-LIBOR-BBA	(266,787)

Merrill Lynch Capital Services, Inc.
6,734,000	--	9/16/38	4.66%	3 month USD-LIBOR-BBA	22,982

20,931,000	--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(820,571)

6,287,000	--	7/22/10	3 month USD-LIBOR-BBA	3.5375%	26,320

Morgan Stanley Capital Services, Inc.
27,000	--	8/29/17	5.26021%	3 month USD-LIBOR-BBA	(1,739)

46,000	--	2/20/17	5.192%	3 month USD-LIBOR-BBA	(2,713)

Total					$(6,627,718)

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/08 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
860,000	(1)(F)	12/2/08	20 bp plus	The spread	(39,139)
			change in spread	return of Banc
			of Banc	of America
			of America	Securities CMBS
			Securities AAA	AAA 10 year Index
10 year Index
multiplied by
the modified
duration factor

Total					$(39,139)

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

(1) Fund receives the net fixed and total return payment if positive and pays the net fixed and total return payment if negative.

NOTES

(a) Percentages indicated are based on net assets of $154,842,598.

(b) The aggregate identified cost on a tax basis is $227,079,975, resulting in gross unrealized appreciation and depreciation of $7,637,763 and $4,310,676, respectively, or net unrealized appreciation of $3,327,087.

(NON) Non-income-producing security.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2008.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $347,858 for the period ended September 30, 2008. During the period ended September 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $77,267,898 and $85,580,108, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008 the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

At September 30, 2008, liquid assets totaling $40,766,406 have been designated as collateral for open forward commitments.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) are the current interest rates at September 30, 2008.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at September 30, 2008.

Security valuation Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam, LLC. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets.

Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$16,978,518	$(1,230,939)

Level 2	$213,017,428	$(8,308,567)

Level 3	$411,116	$-

Total	$230,407,062	$(9,539,506)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of September 30, 2008:

	Investment in Securities	Other Financial Instruments*

Balance as of December 31, 2007	$-	$-
Accrued discounts/premiums	$-	$-
Realized Gain / Loss	$-	$-
Change in net unrealized appreciation (depreciation)	$-	$-
Net Purchases / Sales	$-	$-
Net Transfers in and/or out of Level 3	$411,116	$-

Balance as of September 30, 2008	$411,116	$-

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/ (depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Capital Appreciation Fund
The fund's portfolio
9/30/08 (Unaudited)

COMMON STOCKS (97.8%)(a)
	Shares	Value

Advertising and Marketing Services (0.5%)
Marchex, Inc. Class B	340	$3,499
Omnicom Group, Inc.	3,190	123,006
Valuevision Media, Inc. Class A (NON)	430	796
		127,301

Aerospace and Defense (2.8%)
Alliant Techsystems, Inc. (NON)	310	29,121
Boeing Co. (The)	1,890	108,392
Cubic Corp.	720	17,705
General Dynamics Corp.	1,616	118,970
L-3 Communications Holdings, Inc.	1,070	105,202
Lockheed Martin Corp.	1,250	137,088
Orbital Sciences Corp. (NON)	490	11,745
Teledyne Technologies, Inc. (NON)	497	28,409
United Technologies Corp.	2,240	134,534
		691,166

Automotive (0.4%)
Johnson Controls, Inc.	2,210	67,029
Lear Corp. (NON) (S)	2,540	26,670
Tenneco Automotive, Inc. (NON)	1,638	17,412
		111,111

Banking (6.4%)
Bank of America Corp.	11,140	389,899
Bank of New York Mellon Corp. (The)	4,600	149,868
BB&T Corp.	2,280	86,184
City Bank	2,300	35,880
City Holding Co.	438	18,506
Colonial Bancgroup, Inc.	5,840	45,902
Corus Bankshares, Inc.	835	3,382
First Financial Bankshares, Inc.	783	40,622
Independent Bank Corp.	1,900	59,223
National City Corp.	2,720	4,760
Old Second Bancorp, Inc.	140	2,593
PacWest Bancorp	820	23,444
Republic Bancorp, Inc. Class A	157	4,760
S&T Bancorp, Inc.	950	34,989
Seacoast Banking Corp. of Florida (S)	1,070	11,481
Sierra Bancorp	560	11,682
Smithtown Bancorp, Inc.	860	19,350
SVB Financial Group (NON)	1,380	79,930
SY Bancorp, Inc.	150	4,593
U.S. Bancorp	6,220	224,043
Webster Financial Corp.	1,650	41,663
Wells Fargo & Co.	6,410	240,566
Whitney Holding Corp.	450	10,913
Wilmington Trust Corp.	2,370	68,327
		1,612,560

Basic Materials (--%)
Foamex International, Inc. (NON)	894	447

Beverage (1.0%)
Coca-Cola Bottling Company Consolidated	40	1,746
PepsiCo, Inc.	3,610	257,285
		259,031

Biotechnology (1.9%)
Albany Molecular Research, Inc. (NON)	1,245	22,522
Amgen, Inc. (NON)	2,650	157,066
Applied Biosystems, Inc.	1,558	53,362
Ariad Pharmaceuticals, Inc. (NON)	780	1,927
Cubist Pharmaceuticals, Inc. (NON)	1,300	28,899
eResearch Technology, Inc. (NON)	410	4,883
Invitrogen Corp. (NON)	3,680	139,103
Kendle International, Inc. (NON)	150	6,707
Martek Biosciences Corp. (NON)	330	10,369
Quidel Corp. (NON)	3,430	56,286
RTI Biologics, Inc. (NON)	650	6,078
		487,202

Broadcasting (--%)
Lin TV Corp. Class A (NON)	200	1,032
Sinclair Broadcast Group, Inc. Class A	1,834	9,243
		10,275

Building Materials (0.4%)
AAON, Inc.	150	2,729

Apogee Enterprises, Inc.	2,170	32,615
Lennox International, Inc.	2,010	66,873
LSI Industries, Inc.	220	1,819
		104,036

Chemicals (2.7%)
Compass Minerals International, Inc.	300	15,717
Cytec Industries, Inc.	410	15,953
Eastman Chemical Co.	1,250	68,825
FMC Corp.	1,448	74,413
Innospec, Inc. (United Kingdom)	134	1,616
Lubrizol Corp. (The)	1,290	55,651
Monsanto Co.	1,356	134,216
NewMarket Corp.	1,100	57,816
Olin Corp.	1,550	30,070
Potash Corp. of Saskatchewan (Canada)	719	94,915
PPG Industries, Inc.	1,040	60,653
Rockwood Holdings, Inc. (NON)	2,390	61,327
Valspar Corp.	580	12,928
		684,100

Coal (0.1%)
Foundation Coal Holdings, Inc.	780	27,752

Commercial and Consumer Services (1.9%)
Advance America Cash Advance Centers, Inc.	750	2,243
Alliance Data Systems Corp. (NON)	240	15,211
Bowne & Co., Inc.	4,118	47,563
Chemed Corp.	795	32,643
CPI Corp.	340	3,655
CRA International, Inc. (NON)	60	1,649
Deluxe Corp.	1,130	16,261
Dun & Bradstreet Corp. (The)	1,430	134,935
DynCorp International, Inc. Class A (NON)	1,380	23,129
Expedia, Inc. (NON)	3,340	50,467
EZCORP, Inc. Class A (NON)	3,817	71,760
HMS Holdings Corp. (NON)	300	7,188
Pre-Paid Legal Services, Inc. (NON)	120	4,951
Priceline.com, Inc. (NON)	200	13,686
Tech Data Corp. (NON)	1,460	43,581
		468,922

Communications Equipment (2.2%)
Cisco Systems, Inc. (NON)	13,261	299,167
F5 Networks, Inc. (NON)	1,310	30,628
Nokia OYJ ADR (Finland)	6,190	115,444
Plantronics, Inc.	1,230	27,700
Qualcomm, Inc.	1,890	81,213
		554,152

Computers (5.5%)
ANSYS, Inc. (NON)	2,470	93,539
Apple Computer, Inc. (NON)	1,660	188,676
Brocade Communications Systems, Inc. (NON)	18,700	108,834
EMC Corp. (NON)	2,750	32,890
Emulex Corp. (NON)	9,300	99,231
Hewlett-Packard Co.	7,250	335,239
IBM Corp.	1,780	208,188
Insight Enterprises, Inc. (NON)	938	12,579
Jack Henry & Associates, Inc.	2,380	48,385
Lexmark International, Inc. Class A (NON)	400	13,028
Magma Design Automation, Inc. (NON)	800	3,216
Micros Systems, Inc. (NON)	2,840	75,714
MTS Systems Corp.	240	10,104
Polycom, Inc. (NON)	1,670	38,627
Progress Software Corp. (NON)	2,100	54,579
Rackable Systems, Inc. (NON)	2,550	25,016
SPSS, Inc. (NON)	788	23,136
		1,370,981

Conglomerates (2.0%)
AMETEK, Inc.	1,450	59,117
Danaher Corp.	768	53,299
General Electric Co.	13,810	352,154
Textron, Inc.	1,530	44,798
		509,368

Construction (0.4%)
Chicago Bridge & Iron Co., NV (Netherlands)	1,936	37,249
Perini Corp. (NON)	2,520	64,991
		102,240

Consumer (0.6%)
CSS Industries, Inc.	775	19,949
Helen of Troy, Ltd. (Bermuda) (NON)	2,450	55,787
Hooker Furniture Corp.	2,181	38,713
Scotts Miracle-Gro Co. (The) Class A	1,530	36,169
		150,618

Consumer Finance (0.1%)
Asta Funding, Inc.	931	6,526
Portfolio Recovery Associates, Inc. (NON)	170	8,267
World Acceptance Corp. (NON)	491	17,676
		32,469

Consumer Goods (2.1%)
Blyth Industries, Inc.	3,207	36,367
Church & Dwight Co., Inc.	990	61,469
Colgate-Palmolive Co.	940	70,829
Procter & Gamble Co. (The)	5,190	361,690
		530,355

Consumer Services (0.7%)
Overstock.com, Inc. (NON)	980	19,414
TrueBlue, Inc. (NON)	9,422	152,260
		171,674

Electric Utilities (1.4%)
Avista Corp.	1,060	23,013
Exelon Corp.	1,620	101,444
Northwestern Corp.	920	23,120
Pepco Holdings, Inc.	5,190	118,903
UniSource Energy Corp.	3,190	93,116
		359,596

Electrical Equipment (0.4%)
Hubbell, Inc. Class B	1,250	43,813
LoJack Corp. (NON)	1,530	10,236
Rofin-Sinar Technologies, Inc. (NON)	1,780	54,486
		108,535

Electronics (1.4%)
Analogic Corp.	140	6,966
Intel Corp.	8,870	166,135
Intersil Corp. Class A	1,610	26,694
Methode Electronics, Inc. Class A	1,337	11,953
Nam Tai Electronics, Inc. (Hong Kong)	2,610	21,324
QLogic Corp. (NON)	530	8,141
Sanmina Corp. (NON)	2,682	3,755
Semtech Corp. (NON)	2,000	27,920
SiRF Technology Holdings, Inc. (NON)	7,740	11,533
Synopsys, Inc. (NON)	3,330	66,434
Zoran Corp. (NON)	696	5,679
		356,534

Energy (Oil Field) (1.6%)
Basic Energy Services, Inc. (NON)	1,190	25,347
Halliburton Co.	3,390	109,802
Key Energy Services, Inc. (NON)	1,680	19,488
National-Oilwell Varco, Inc. (NON)	2,030	101,966
SEACOR Holdings, Inc. (NON)	600	47,370
Tidewater, Inc.	1,310	72,522
Trico Marine Services, Inc. (NON)	850	14,518
		391,013

Financial (1.9%)
Financial Federal Corp.	310	7,105
JPMorgan Chase & Co.	9,520	444,583
MGIC Investment Corp.	2,310	16,239
		467,927

Food (0.6%)
Arden Group, Inc.	8	1,165
Kraft Foods, Inc. Class A	4,266	139,712
		140,877

Forest Products and Packaging (0.4%)
Buckeye Technologies, Inc. (NON)	1,236	10,123
Packaging Corp. of America	2,770	64,209
Rock-Tenn Co. Class A	890	35,582
		109,914

Health Care Services (3.5%)
Aetna, Inc.	2,670	96,414
Alnylam Pharmaceuticals, Inc. (NON)	710	20,555
Amedisys, Inc. (NON)	410	19,955
AMERIGROUP Corp. (NON)	1,890	47,704
AMN Healthcare Services, Inc. (NON)	260	4,568
Express Scripts, Inc. (NON)	1,545	114,052
IMS Health, Inc.	44	832
Lincare Holdings, Inc. (NON)	4,590	138,113
McKesson Corp.	2,780	149,591
Medcath Corp. (NON)	830	14,874
Molina Healthcare, Inc. (NON)	730	22,630
Quest Diagnostics, Inc.	3,050	157,594

RehabCare Group, Inc. (NON)	130	2,353
Tenet Healthcare Corp. (NON)	5,690	31,580
Warner Chilcott, Ltd. Class A (Bermuda) (NON)	4,470	67,586
		888,401

Homebuilding (0.3%)
NVR, Inc. (NON)	130	74,360

Household Furniture and Appliances (0.2%)
American Woodmark Corp.	1,601	35,942
Conn's, Inc. (NON)	290	5,426
La-Z-Boy, Inc.	350	3,262
Select Comfort Corp. (NON)	6,955	11,476
		56,106

Insurance (4.2%)
ACE, Ltd. (Switzerland)	1,820	98,517
American Financial Group, Inc.	493	14,544
American Physicians Capital, Inc.	577	24,424
Amerisafe, Inc. (NON)	770	14,014
Amtrust Financial Services, Inc.	250	3,398
Aspen Insurance Holdings, Ltd. (Bermuda)	835	22,963
Berkshire Hathaway, Inc. Class B (NON)	27	118,665
CNA Surety Corp. (NON)	1,325	22,128
Delphi Financial Group Class A	1,493	41,864
EMC Insurance Group, Inc.	700	20,636
Endurance Specialty Holdings, Ltd. (Bermuda)	867	26,808
FBL Financial Group, Inc. Class A	90	2,510
First Mercury Financial Corp. (NON)	510	7,268
Flagstone Reinsurance Holdings, Ltd. (Bermuda)	1,500	15,405
FPIC Insurance Group, Inc. (NON)	110	5,653
Hanover Insurance Group, Inc. (The)	514	23,397
Harleysville Group, Inc.	328	12,398
HCC Insurance Holdings, Inc.	1,992	53,784
Horace Mann Educators Corp.	672	8,649
IPC Holdings, Ltd. (Bermuda)	800	24,168
MetLife, Inc.	1,650	92,400
National Interstate Corp.	461	11,078
Odyssey Re Holdings Corp.	454	19,885
RenaissanceRe Holdings, Ltd. (Bermuda)	1,508	78,416
Safety Insurance Group, Inc.	990	37,551
SeaBright Insurance Holdings, Inc. (NON)	1,510	19,630
Selective Insurance Group	2,176	49,874
Stancorp Financial Group	1,026	53,352
W.R. Berkley Corp.	2,641	62,196
Zenith National Insurance Corp.	1,624	59,503
		1,045,078

Investment Banking/Brokerage (2.2%)
Affiliated Managers Group (NON)	381	31,566
Eaton Vance Corp.	990	34,878
Franklin Resources, Inc.	767	67,596
Goldman Sachs Group, Inc. (The)	2,690	344,319
Interactive Brokers Group, Inc. Class A (NON)	350	7,760
Invesco, Ltd.	700	14,686
Pzena Investment Management, Inc. Class A	2,500	23,700
Waddell & Reed Financial, Inc. Class A	970	24,008
		548,513

Lodging/Tourism (0.4%)
Carnival Corp.	2,960	104,636

Machinery (1.6%)
AGCO Corp. (NON)	610	25,992
Applied Industrial Technologies, Inc.	2,516	67,756
Caterpillar, Inc.	1,540	91,784
Deere (John) & Co.	1,360	67,320
Gardner Denver, Inc. (NON)	620	21,526
Manitowoc Co., Inc. (The)	3,894	60,552
NACCO Industries, Inc. Class A	200	18,904
Regal-Beloit Corp.	680	28,914
TurboChef Technologies, Inc. (NON)	4,650	28,598
		411,346

Manufacturing (1.2%)
EnPro Industries, Inc. (NON) (S)	1,230	45,707
Illinois Tool Works, Inc.	2,360	104,902
Robbins & Myers, Inc.	1,250	38,663
Roper Industries, Inc.	1,900	108,224
		297,496

Media (0.8%)
Walt Disney Co. (The)	5,530	169,716
R. H. Donnelley Corp. (NON) (S)	14,870	29,591
		199,307

Medical Technology (2.6%)
Align Technology, Inc. (NON)	850	9,206

Conmed Corp. (NON)	360	11,520
Datascope Corp.	170	8,777
Edwards Lifesciences Corp. (NON)	713	41,183
Hologic, Inc. (NON)	3,620	69,975
Hospira, Inc. (NON)	1,800	68,760
Invacare Corp.	400	9,656
Medtronic, Inc.	4,370	218,936
Mentor Corp.	1,535	36,625
Mettler-Toledo International, Inc. (NON)	1,232	120,735
Waters Corp. (NON)	1,060	61,671
		657,044

Metals (1.2%)
A.M. Castle & Co.	210	3,629
Carpenter Technology Corp.	590	15,134
Century Aluminum Co. (NON)	460	12,737
Freeport-McMoRan Copper & Gold, Inc. Class B	956	54,349
North American Galvanizing & Coatings, Inc. (NON)	11,398	58,130
Nucor Corp.	1,260	49,770
Olympic Steel, Inc.	130	3,834
Reliance Steel & Aluminum Co.	920	34,932
Uranium Resources, Inc. (NON)	7,000	11,830
Worthington Industries , Inc.	3,260	48,704
		293,049

Natural Gas Utilities (0.5%)
Atmos Energy Corp.	890	23,692
Southwest Gas Corp.	780	23,603
UGI Corp.	880	22,686
WGL Holdings, Inc.	2,030	65,874
		135,855

Office Equipment & Supplies (0.5%)
Ennis Inc.	3,140	48,544
Pitney Bowes, Inc.	1,320	43,903
Steelcase, Inc.	2,031	21,833
		114,280

Oil & Gas (8.9%)
Apache Corp.	1,440	150,163
Berry Petroleum Co. Class A	1,026	39,737
Calumet Specialty Products Partners, LP	360	4,446
Carrizo Oil & Gas, Inc. (NON)	450	16,322
Chevron Corp.	4,930	406,625
Comstock Resources, Inc. (NON)	440	22,022
ConocoPhillips	3,270	239,528
Devon Energy Corp.	1,680	153,216
Encore Acquisition Co. (NON)	690	28,828
Endeavour International Corp. (NON)	12,540	16,553
Exxon Mobil Corp.	4,510	350,247
Forest Oil Corp. (NON)	430	21,328
Hess Corp.	1,221	100,220
Marathon Oil Corp.	3,530	140,741
Mariner Energy, Inc. (NON)	669	13,715
Occidental Petroleum Corp.	2,812	198,105
Patterson-UTI Energy, Inc.	1,020	20,420
PetroHawk Energy Corp. (NON)	1,002	21,673
Petroleum Development Corp. (NON)	670	29,728
Stone Energy Corp. (NON)	766	32,425
Tesoro Corp.	1,500	24,735
Unit Corp. (NON)	570	28,397
Whiting Petroleum Corp. (NON)	740	52,732
XTO Energy, Inc.	2,435	113,276
		2,225,182

Pharmaceuticals (5.4%)
Abbott Laboratories	3,760	216,501
Biovail Corp. (Canada)	2,248	21,963
Eli Lilly & Co.	2,790	122,844
Endo Pharmaceuticals Holdings, Inc. (NON)	1,560	31,200
Johnson & Johnson	5,540	383,811
King Pharmaceuticals, Inc. (NON)	12,469	119,453
Medicis Pharmaceutical Corp. Class A	2,880	42,941
Merck & Co., Inc.	6,780	213,976
Nektar Therapeutics (NON)	332	1,192
Par Pharmaceutical Cos., Inc. (NON)	380	4,670
Sciele Pharma, Inc. (NON)	1,123	34,577
Watson Pharmaceuticals, Inc. (NON)	5,489	156,437
		1,349,565

Power Producers (0.1%)
NRG Energy, Inc. (NON)	1,240	30,690

Publishing (0.3%)
Lee Enterprises, Inc. (S)	6,114	21,399
Wiley (John) & Sons, Inc. Class A	1,100	44,495
		65,894

Railroads (0.7%)
Burlington Northern Santa Fe Corp.	1,400	129,402
GATX Corp.	1,410	55,794
		185,196

Real Estate (2.4%)
Anthracite Capital, Inc. (R)	7,188	38,528
Ashford Hospitality Trust, Inc. (R)	5,120	20,736
DiamondRock Hospitality Co. (R)	4,401	40,049
Entertainment Properties Trust (R)	334	18,276
FelCor Lodging Trust, Inc. (R)	1,736	12,430
First Industrial Realty Trust (R)	380	10,898
Gramercy Capital Corp. (R)	2,431	6,296
Hospitality Properties Trust (R)	4,767	97,819
LTC Properties, Inc. (R)	1,221	35,800
Medical Properties Trust, Inc. (R)	1,006	11,418
MFA Mortgage Investments, Inc. (R)	1,100	7,150
National Health Investors, Inc. (R)	2,208	75,469
National Retail Properties, Inc. (R)	4,279	102,481
Nationwide Health Properties, Inc. (R)	1,592	57,280
Omega Healthcare Investors, Inc. (R)	3,447	67,768
Resource Capital Corp. (R)	7	42
Thomas Properties Group, Inc.	240	2,424
		604,864

Regional Bells (1.6%)
AT&T, Inc.	8,680	242,346
Verizon Communications, Inc.	5,070	162,696
		405,042

Restaurants (1.1%)
Burger King Holdings, Inc.	2,870	70,487
CBRL Group, Inc.	130	3,419
Denny's Corp. (NON)	1,774	4,577
McDonald's Corp.	3,350	206,695
		285,178

Retail (7.6%)
Aeropostale, Inc. (NON) (S)	4,890	157,018
AnnTaylor Stores Corp. (NON) (S)	5,643	116,472
Best Buy Co., Inc.	2,210	82,875
Books-A-Million, Inc.	3,197	15,985
Brown Shoe Co., Inc.	1,220	19,984
Buckle, Inc. (The)	463	25,715
Cash America International, Inc.	338	12,182
Cato Corp. (The) Class A	5,412	94,981
Christopher & Banks Corp.	210	1,611
CVS Caremark Corp.	4,830	162,578
Dollar Tree, Inc. (NON)	3,892	141,513
First Cash Financial Services, Inc. (NON)	270	4,050
GameStop Corp. (NON)	1,400	47,894
Jos. A. Bank Clothiers, Inc. (NON) (S)	430	14,448
Kroger Co.	4,760	130,805
Longs Drug Stores Corp.	660	49,922
Nash Finch Co.	750	32,340
NBTY, Inc. (NON)	2,530	74,686
Perry Ellis International, Inc. (NON)	825	12,301
Systemax, Inc. (S)	2,788	39,199
Timberland Co. (The) Class A (NON)	2,230	38,735
TJX Cos., Inc. (The)	4,020	122,690
Toro Co. (The) (S)	3,484	143,889
Wal-Mart Stores, Inc.	3,370	201,828
Weyco Group, Inc.	90	3,012
Wolverine World Wide, Inc.	6,000	158,760
		1,905,473

Schools (0.4%)
Career Education Corp. (NON)	6,052	98,950

Semiconductor (0.1%)
Advanced Energy Industries, Inc. (NON)	653	8,933
Novellus Systems, Inc. (NON)	1,280	25,139
Photronics, Inc. (NON)	620	1,166
		35,238

Shipping (0.4%)
Accuride Corp. (NON)	5,955	9,528
Arkansas Best Corp.	797	26,851
Overseas Shipholding Group	1,140	66,473
Wabash National Corp.	290	2,741
		105,593

Software (3.8%)
Adobe Systems, Inc. (NON)	3,340	131,830
Akamai Technologies, Inc. (NON)	1,820	31,741
Asiainfo Holdings, Inc. (China) (NON)	967	8,877
BMC Software, Inc. (NON)	2,000	57,260
Citrix Systems, Inc. (NON)	1,530	38,648

Microsoft Corp.	11,680	311,739
MicroStrategy, Inc. (NON)	1,780	105,963
Oracle Corp. (NON)	7,350	149,279
Symantec Corp. (NON)	3,850	75,383
TIBCO Software, Inc. (NON)	4,210	30,817
		941,537

Staffing (0.3%)
Administaff, Inc.	650	17,693
CDI Corp.	140	3,126
Heidrick & Struggles International, Inc.	920	27,738
Korn/Ferry International (NON)	420	7,484
Resources Connection, Inc. (NON)	450	10,139
		66,180

Technology Services (2.4%)
Accenture, Ltd. Class A (Bermuda)	4,360	165,679
Acxiom Corp.	5,661	70,989
COMSYS IT Partners, Inc. (NON)	3,040	29,549
CSG Systems International, Inc. (NON)	630	11,044
Factset Research Systems, Inc.	1,040	54,340
Global Payments, Inc.	500	22,430
Global Sources, Ltd. (Bermuda) (NON)	381	3,837
Google, Inc. Class A (NON)	329	131,771
Harris Interactive, Inc. (NON)	1,280	2,214
Secure Computing Corp. (NON)	600	3,288
SonicWall, Inc. (NON)	1,706	8,939
Travelzoo, Inc. (NON)	170	1,346
United Online, Inc.	9,298	87,494
		592,920

Telecommunications (1.2%)
ADTRAN, Inc.	2,320	45,217
Centennial Communications Corp. (NON)	980	6,115
CenturyTel, Inc.	3,401	124,646
j2 Global Communications, Inc. (NON)	4,090	95,502
Shenandoah Telecom Co.	150	3,311
USA Mobility, Inc. (NON)	2,345	25,795
		300,586

Textiles (0.1%)
Maidenform Brands, Inc. (NON)	1,850	26,844

Tire & Rubber (--%)
Cooper Tire & Rubber	630	5,418

Tobacco (0.8%)
Philip Morris International, Inc.	3,310	159,211
Universal Corp.	606	29,749
		188,960

Toys (0.7%)
Hasbro, Inc.	4,470	155,198
Jakks Pacific, Inc. (NON)	609	15,170
		170,368

Transportation Services (0.2%)
HUB Group, Inc. Class A (NON)	684	25,753
Pacer International, Inc.	1,572	25,891
		51,644

Trucks & Parts (0.5%)
ATC Technology Corp. (NON)	160	3,798
Autoliv, Inc. (Sweden)	3,939	132,940
		136,738

Waste Management (0.2%)
Darling International, Inc. (NON)	1,030	11,443
Rentech, Inc. (NON)	13,040	17,343
Waste Connections, Inc. (NON)	900	30,870
		59,656

Total common stocks (cost $26,437,054)		$24,603,343

INVESTMENT COMPANIES (2.3%)(a)
	Shares	Value

iShares Russell 2000 Index Fund	2,323	$158,870
iShares Russell Midcap Index Fund	1,468	120,611
MCG Capital Corp.	410	1,074
S&P 500 Index Depository Receipts (SPDR Trust Series 1)	1,760	204,512
S&P Midcap 400 Index Depository Receipts (MidCap SPDR
Trust Series 1)	689	91,120

Total investment companies (cost $587,973)		$576,187

SHORT-TERM INVESTMENTS (1.7%)(a) (cost $422,850)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.50% to 3.01% and
due dates ranging from October 1,2008 to
November 10, 2008 (d)	$423,302	$422,850

TOTAL INVESTMENTS

Total investments (cost $27,447,877)(b)		$25,602,380

WRITTEN OPTIONS OUTSTANDING at 9/30/08 (premiums received $608) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Annaly Capital Management, Inc. (Put)	$982	Oct-08/14.00	$1,220

Total			$1,220

NOTES

(a) Percentages indicated are based on net assets of $25,160,431.

(b) The aggregate identified cost on a tax basis is $27,771,196, resulting in gross unrealized appreciation and depreciation of $1,614,760 and $3,783,576, respectively, or net unrealized depreciation of $2,168,816.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2008, the value of securities loaned amounted to $406,935. The fund received cash collateral of $422,850 which is pooled with collateral of other Putnam funds into 52 issues of short-term investments.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2008.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $1,871 for the period ended September 30, 2008. During the period ended September 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $3,869,481 and $3,889,718 respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

At September 30, 2008, liquid assets totaling $1,220 have been designated as collateral for open options.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Market Conditions Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets. The fund’s investments in the financial sector , as reflected in the fund’s schedule of investments, exposes investors to the negative (or positive) performance resulting from these events.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$25,179,530	$-

Level 2	$422,850	$(612)

Level 3	$-	$-

Total	$25,602,380	$(612)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit
Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Capital Opportunities Fund
The fund's portfolio
9/30/08 (Unaudited)

COMMON STOCKS (93.7%)(a)
	Shares	Value

Advertising and Marketing Services (--%)
Marchex, Inc. Class B	848	$8,726
Valuevision Media, Inc. Class A (NON)	1,072	1,983
		10,709

Aerospace and Defense (0.8%)
Alliant Techsystems, Inc. (NON)	869	81,634
Cubic Corp.	1,876	46,131
Orbital Sciences Corp. (NON)	1,229	29,459
Teledyne Technologies, Inc. (NON)	1,425	81,453
		238,677

Automotive (0.4%)
Lear Corp. (NON)	6,563	68,912
Tenneco Automotive, Inc. (NON)	4,085	43,424
		112,336

Banking (4.8%)
City Bank	5,967	93,085
City Holding Co.	1,225	51,756
Colonial Bancgroup, Inc.	15,136	118,969
Corus Bankshares, Inc.	2,174	8,805
First Financial Bankshares, Inc.	1,985	102,982
Independent Bank Corp.	5,042	157,159
National City Corp.	7,100	12,425
Old Second Bancorp, Inc.	360	6,667
PacWest Bancorp	2,113	60,411
Republic Bancorp, Inc. Class A	231	7,004
S&T Bancorp, Inc.	2,564	94,432
Seacoast Banking Corp. of Florida	2,785	29,883
Sierra Bancorp	1,443	30,101
Smithtown Bancorp, Inc.	2,223	50,018
SVB Financial Group (NON)	3,496	202,488
SY Bancorp, Inc.	389	11,911
Webster Financial Corp.	4,287	108,247
Whitney Holding Corp.	1,178	28,567
Wilmington Trust Corp.	6,169	177,852
		1,352,762

Basic Materials (--%)
Foamex International, Inc. (NON)	2,300	1,150

Beverage (--%)
Coca-Cola Bottling Company Consolidated	112	4,890

Biotechnology (3.0%)
Albany Molecular Research, Inc. (NON)	3,132	56,658
Applied Biosystems, Inc.	4,143	141,898
Ariad Pharmaceuticals, Inc. (NON)	1,761	4,350
Cubist Pharmaceuticals, Inc. (NON)	3,361	74,715
eResearch Technology, Inc. (NON)	13	155
Invitrogen Corp. (NON)	9,693	366,395
Kendle International, Inc. (NON)	387	17,303
Martek Biosciences Corp. (NON)	827	25,984
Quidel Corp. (NON)	8,860	145,393
RTI Biologics, Inc. (NON)	1,630	15,241
		848,092

Broadcasting (0.1%)
Lin TV Corp. Class A (NON)	516	2,663
Sinclair Broadcast Group, Inc. Class A	4,671	23,542
		26,205

Building Materials (1.0%)
AAON, Inc.	378	6,876
Apogee Enterprises, Inc.	5,738	86,242
Lennox International, Inc.	5,324	177,129
LSI Industries, Inc.	548	4,532
		274,779

Chemicals (3.6%)
Compass Minerals International, Inc.	800	41,912
Cytec Industries, Inc.	1,100	42,801
Eastman Chemical Co.	3,189	175,586
FMC Corp.	3,816	196,104
Innospec, Inc. (United Kingdom)	352	4,245
Lubrizol Corp. (The)	3,295	142,146
NewMarket Corp.	2,800	147,168
Olin Corp.	4,241	82,275
Rockwood Holdings, Inc. (NON)	6,076	155,910

Valspar Corp.	1,500	33,435
		1,021,582

Coal (0.3%)
Foundation Coal Holdings, Inc.	2,100	74,718

Commercial and Consumer Services (2.3%)
Advance America Cash Advance Centers, Inc.	437	1,307
Alliance Data Systems Corp. (NON)	600	38,028
Bowne & Co., Inc.	10,615	122,603
Chemed Corp.	2,133	87,581
CPI Corp.	735	7,901
CRA International, Inc. (NON)	161	4,424
Deluxe Corp.	2,983	42,925
DynCorp International, Inc. Class A (NON)	1,683	28,207
EZCORP, Inc. Class A (NON)	9,870	185,556
HMS Holdings Corp. (NON)	746	17,874
Pre-Paid Legal Services, Inc. (NON)	303	12,502
Tech Data Corp. (NON)	3,800	113,430
		662,338

Communications Equipment (0.5%)
F5 Networks, Inc. (NON)	3,400	79,492
Plantronics, Inc.	3,186	71,749
		151,241

Computers (5.5%)
ANSYS, Inc. (NON)	6,400	242,368
Brocade Communications Systems, Inc. (NON)	49,300	286,926
Emulex Corp. (NON)	24,500	261,415
Insight Enterprises, Inc. (NON)	2,434	32,640
Jack Henry & Associates, Inc.	6,515	132,450
Lexmark International, Inc. Class A (NON)	1,100	35,827
Magma Design Automation, Inc. (NON)	2,000	8,040
Micros Systems, Inc. (NON)	7,139	190,326
MTS Systems Corp.	600	25,260
Polycom, Inc. (NON)	4,400	101,772
Progress Software Corp. (NON)	3,797	98,684
Rackable Systems, Inc. (NON)	6,607	64,815
SPSS, Inc. (NON)	2,222	65,238
		1,545,761

Conglomerates (0.5%)
AMETEK, Inc.	3,693	150,564

Construction (0.9%)
Chicago Bridge & Iron Co., NV (Netherlands)	4,835	93,025
Perini Corp. (NON)	6,557	169,105
		262,130

Consumer (1.4%)
CSS Industries, Inc.	2,000	51,480
Helen of Troy, Ltd. (Bermuda) (NON)	6,339	144,339
Hooker Furniture Corp.	5,266	93,472
Scotts Miracle-Gro Co. (The) Class A	4,234	100,092
		389,383

Consumer Finance (0.3%)
Asta Funding, Inc.	2,384	16,712
Portfolio Recovery Associates, Inc. (NON)	509	24,753
World Acceptance Corp. (NON)	1,238	44,568
		86,033

Consumer Goods (0.9%)
Blyth Industries, Inc.	8,422	95,505
Church & Dwight Co., Inc.	2,577	160,006
		255,511

Consumer Services (1.6%)
Overstock.com, Inc. (NON)	2,544	50,397
TrueBlue, Inc. (NON)	23,954	387,097
		437,494

Electric Utilities (1.3%)
Avista Corp.	2,800	60,788
Northwestern Corp.	2,400	60,312
UniSource Energy Corp.	8,055	235,125
		356,225

Electrical Equipment (0.7%)
Hubbell, Inc. Class B	3,411	119,556
LoJack Corp. (NON)	4,033	26,981
Rofin-Sinar Technologies, Inc. (NON)	1,638	50,139
		196,676

Electronics (1.7%)

Analogic Corp.	342	17,018
Intersil Corp. Class A	4,200	69,636
Methode Electronics, Inc. Class A	3,357	30,012
Nam Tai Electronics, Inc. (Hong Kong)	6,538	53,415
QLogic Corp. (NON)	1,400	21,504
Sanmina Corp. (NON)	6,757	9,460
Semtech Corp. (NON)	5,505	76,850
SiRF Technology Holdings, Inc. (NON)	20,080	29,919
Synopsys, Inc. (NON)	8,357	166,722
Zoran Corp. (NON)	1,760	14,362
		488,898

Energy (Oil Field) (1.7%)
Basic Energy Services, Inc. (NON)	3,100	66,030
Key Energy Services, Inc. (NON)	4,400	51,040
SEACOR Holdings, Inc. (NON)	1,567	123,715
Tidewater, Inc.	3,400	188,224
Trico Marine Services, Inc. (NON)	2,178	37,200
		466,209

Financial (0.2%)
Financial Federal Corp.	673	15,425
MGIC Investment Corp.	5,834	41,013
		56,438

Food (--%)
Arden Group, Inc.	22	3,204

Forest Products and Packaging (1.0%)
Buckeye Technologies, Inc. (NON)	3,179	26,036
Packaging Corp. of America	7,212	167,174
Rock-Tenn Co. Class A	2,300	91,954
		285,164

Health Care Services (3.2%)
Alnylam Pharmaceuticals, Inc. (NON)	1,795	51,965
Amedisys, Inc. (NON)	1,022	49,741
AMERIGROUP Corp. (NON)	5,262	132,813
AMN Healthcare Services, Inc. (NON)	646	11,350
IMS Health, Inc.	110	2,080
Lincare Holdings, Inc. (NON)	12,036	362,163
Medcath Corp. (NON)	2,104	37,704
Molina Healthcare, Inc. (NON)	1,902	58,962
RehabCare Group, Inc. (NON)	320	5,792
Warner Chilcott, Ltd. Class A (Bermuda) (NON)	11,937	180,487
		893,057

Homebuilding (0.7%)
NVR, Inc. (NON)	325	185,900

Household Furniture and Appliances (0.5%)
American Woodmark Corp.	4,285	96,198
Conn's, Inc. (NON)	602	11,263
La-Z-Boy, Inc.	889	8,285
Select Comfort Corp. (NON)	21,934	36,191
		151,937

Insurance (6.7%)
American Financial Group, Inc.	1,305	38,498
American Physicians Capital, Inc.	1,491	63,114
Amerisafe, Inc. (NON)	1,982	36,072
Amtrust Financial Services, Inc.	643	8,738
Aspen Insurance Holdings, Ltd. (Bermuda)	2,171	59,703
CNA Surety Corp. (NON)	3,501	58,467
Delphi Financial Group Class A	3,777	105,907
EMC Insurance Group, Inc.	1,476	43,512
Endurance Specialty Holdings, Ltd. (Bermuda)	2,327	71,951
FBL Financial Group, Inc. Class A	206	5,745
First Mercury Financial Corp. (NON)	682	9,719
Flagstone Reinsurance Holdings, Ltd. (Bermuda)	3,786	38,882
FPIC Insurance Group, Inc. (NON)	285	14,646
Hanover Insurance Group, Inc. (The)	1,427	64,957
Harleysville Group, Inc.	817	30,883
HCC Insurance Holdings, Inc.	5,153	139,131
Horace Mann Educators Corp.	1,640	21,107
IPC Holdings, Ltd. (Bermuda)	2,030	61,326
National Interstate Corp.	1,209	29,052
Odyssey Re Holdings Corp.	1,173	51,377
RenaissanceRe Holdings, Ltd. (Bermuda)	3,900	202,800
Safety Insurance Group, Inc.	2,521	95,622
SeaBright Insurance Holdings, Inc. (NON)	3,789	49,257
Selective Insurance Group	5,514	126,381
Stancorp Financial Group	2,591	134,732
W.R. Berkley Corp.	6,875	161,906
Zenith National Insurance Corp.	4,196	153,741
		1,877,226

Investment Banking/Brokerage (1.0%)

Affiliated Managers Group (NON)	1,028	85,170
Eaton Vance Corp.	1,554	54,747
Interactive Brokers Group, Inc. Class A (NON)	870	19,288
Pzena Investment Management, Inc. Class A	6,487	61,497
Waddell & Reed Financial, Inc. Class A	2,689	66,553
		287,255

Machinery (2.3%)
AGCO Corp. (NON)	1,730	73,715
Applied Industrial Technologies, Inc.	6,618	178,223
Gardner Denver, Inc. (NON)	1,567	54,406
Manitowoc Co., Inc. (The)	9,865	153,401
NACCO Industries, Inc. Class A	511	48,300
Regal-Beloit Corp.	1,745	74,197
TurboChef Technologies, Inc. (NON)	12,071	74,237
		656,479

Manufacturing (0.9%)
EnPro Industries, Inc. (NON)	3,250	120,770
Robbins & Myers, Inc.	1,425	44,075
Roper Industries, Inc.	1,476	84,073
		248,918

Media (0.3%)
R. H. Donnelley Corp. (NON)	38,569	76,752

Medical Technology (1.1%)
Align Technology, Inc. (NON)	2,154	23,328
Conmed Corp. (NON)	875	28,000
Datascope Corp.	441	22,769
Edwards Lifesciences Corp. (NON)	1,910	110,322
Invacare Corp.	861	20,785
Mentor Corp.	4,042	96,442
		301,646

Metals (1.7%)
A.M. Castle & Co.	535	9,245
Carpenter Technology Corp.	1,600	41,040
Century Aluminum Co. (NON)	1,200	33,228
North American Galvanizing & Coatings, Inc. (NON)	29,118	148,502
Olympic Steel, Inc.	295	8,700
Reliance Steel & Aluminum Co.	2,409	91,470
Uranium Resources, Inc. (NON)	18,146	30,667
Worthington Industries , Inc.	8,539	127,573
		490,425

Natural Gas Utilities (1.2%)
Atmos Energy Corp.	2,300	61,226
Southwest Gas Corp.	2,000	60,520
UGI Corp.	2,300	59,294
WGL Holdings, Inc.	5,164	167,572
		348,612

Office Equipment & Supplies (0.7%)
Ennis Inc.	8,256	127,638
Steelcase, Inc.	5,263	56,577
		184,215

Oil & Gas (3.2%)
Berry Petroleum Co. Class A	2,661	103,061
Calumet Specialty Products Partners, LP	913	11,276
Carrizo Oil & Gas, Inc. (NON)	1,173	42,545
Comstock Resources, Inc. (NON)	1,200	60,060
Encore Acquisition Co. (NON)	1,800	75,204
Endeavour International Corp. (NON)	32,525	42,933
Forest Oil Corp. (NON)	1,115	55,304
Mariner Energy, Inc. (NON)	1,653	33,887
Patterson-UTI Energy, Inc.	2,700	54,054
PetroHawk Energy Corp. (NON)	2,736	59,180
Petroleum Development Corp. (NON)	1,774	78,712
Stone Energy Corp. (NON)	1,944	82,290
Tesoro Corp.	3,950	65,136
Unit Corp. (NON)	1,500	74,730
Whiting Petroleum Corp. (NON)	743	52,946
		891,318

Pharmaceuticals (3.8%)
Biovail Corp. (Canada)	5,383	52,592
Endo Pharmaceuticals Holdings, Inc. (NON)	4,249	84,980
King Pharmaceuticals, Inc. (NON)	32,743	313,678
Medicis Pharmaceutical Corp. Class A	7,627	113,719
Nektar Therapeutics (NON)	833	2,990
Par Pharmaceutical Cos., Inc. (NON)	969	11,909
Sciele Pharma, Inc. (NON)	2,817	86,735
Watson Pharmaceuticals, Inc. (NON)	13,824	393,984
		1,060,587

Publishing (0.2%)
Lee Enterprises, Inc.	15,858	55,503

Railroads (0.5%)
GATX Corp.	3,715	147,003

Real Estate (5.6%)
Anthracite Capital, Inc. (R)	18,878	101,186
Ashford Hospitality Trust, Inc. (R)	13,679	55,400
DiamondRock Hospitality Co. (R)	11,644	105,960
Entertainment Properties Trust (R)	894	48,920
FelCor Lodging Trust, Inc. (R)	4,580	32,793
First Industrial Realty Trust (R)	953	27,332
Gramercy Capital Corp. (R)	6,112	15,830
Hospitality Properties Trust (R)	12,070	247,676
LTC Properties, Inc. (R)	2,916	85,497
Medical Properties Trust, Inc. (R)	2,567	29,135
MFA Mortgage Investments, Inc. (R)	2,853	18,545
National Health Investors, Inc. (R)	5,714	195,305
National Retail Properties, Inc. (R)	11,099	265,821
Nationwide Health Properties, Inc. (R)	4,377	157,484
Omega Healthcare Investors, Inc. (R)	9,263	182,111
Resource Capital Corp. (R)	16	97
Thomas Properties Group, Inc.	609	6,151
		1,575,243

Restaurants (0.1%)
CBRL Group, Inc.	323	8,495
Denny's Corp. (NON)	4,624	11,930
		20,425

Retail (10.6%)
Aeropostale, Inc. (NON)	12,900	414,219
AnnTaylor Stores Corp. (NON)	14,725	303,924
Books-A-Million, Inc.	8,218	41,090
Brown Shoe Co., Inc.	2,797	45,815
Buckle, Inc. (The)	1,158	64,315
Cash America International, Inc.	890	32,076
Cato Corp. (The) Class A	13,554	237,873
Christopher & Banks Corp.	527	4,042
Dollar Tree, Inc. (NON)	10,190	370,508
First Cash Financial Services, Inc. (NON)	673	10,095
Jos. A. Bank Clothiers, Inc. (NON)	1,085	36,456
Longs Drug Stores Corp.	1,700	128,588
Nash Finch Co.	2,073	89,388
NBTY, Inc. (NON)	6,419	189,489
Perry Ellis International, Inc. (NON)	2,136	31,848
Systemax, Inc.	7,117	100,065
Timberland Co. (The) Class A (NON)	5,800	100,746
Toro Co. (The)	8,809	363,812
Weyco Group, Inc.	224	7,497
Wolverine World Wide, Inc.	15,703	415,501
		2,987,347

Schools (0.9%)
Career Education Corp. (NON)	16,077	262,859

Semiconductor (0.3%)
Advanced Energy Industries, Inc. (NON)	1,654	22,627
Novellus Systems, Inc. (NON)	3,580	70,311
Photronics, Inc. (NON)	1,593	2,995
		95,933

Shipping (1.0%)
Accuride Corp. (NON)	15,316	24,506
Arkansas Best Corp.	2,334	78,632
Overseas Shipholding Group	3,000	174,930
Wabash National Corp.	733	6,927
		284,995

Software (2.5%)
Akamai Technologies, Inc. (NON)	4,800	83,712
Asiainfo Holdings, Inc. (China) (NON)	2,447	22,463
BMC Software, Inc. (NON)	5,086	145,612
Citrix Systems, Inc. (NON)	4,136	104,475
MicroStrategy, Inc. (NON)	4,700	279,791
TIBCO Software, Inc. (NON)	11,100	81,252
		717,305

Staffing (0.5%)
Administaff, Inc.	1,703	46,356
CDI Corp.	346	7,726
Heidrick & Struggles International, Inc.	2,320	69,948
Korn/Ferry International (NON)	468	8,340
Resources Connection, Inc. (NON)	320	7,210

		139,580

Technology Services (2.7%)
Acxiom Corp.	14,875	186,533
COMSYS IT Partners, Inc. (NON)	7,097	68,983
CSG Systems International, Inc. (NON)	1,584	27,768
Factset Research Systems, Inc.	2,635	137,679
Global Payments, Inc.	1,300	58,318
Global Sources, Ltd. (Bermuda) (NON)	953	9,597
Harris Interactive, Inc. (NON)	2,640	4,567
Secure Computing Corp. (NON)	1,505	8,247
SonicWall, Inc. (NON)	4,302	22,542
Travelzoo, Inc. (NON)	425	3,366
United Online, Inc.	24,365	229,275
		756,875

Telecommunications (2.8%)
ADTRAN, Inc.	6,327	123,313
Centennial Communications Corp. (NON)	2,109	13,160
CenturyTel, Inc.	8,933	327,394
j2 Global Communications, Inc. (NON)	10,700	249,845
Shenandoah Telecom Co.	368	8,122
USA Mobility, Inc. (NON)	5,890	64,790
		786,624

Textiles (0.3%)
Maidenform Brands, Inc. (NON)	4,924	71,447

Tire & Rubber (--%)
Cooper Tire & Rubber	1,578	13,571

Tobacco (0.3%)
Universal Corp.	1,619	79,477

Toys (1.6%)
Hasbro, Inc.	11,700	406,213
Jakks Pacific, Inc. (NON)	1,608	40,055
		446,268

Transportation Services (0.5%)
HUB Group, Inc. Class A (NON)	1,721	64,796
Pacer International, Inc.	4,345	71,562
		136,358

Trucks & Parts (1.2%)
ATC Technology Corp. (NON)	397	9,425
Autoliv, Inc. (Sweden)	9,986	337,028
		346,453

Waste Management (0.3%)
Darling International, Inc. (NON)	2,599	28,875
Rentech, Inc. (NON)	33,826	44,989
		73,864

Total common stocks (cost $30,447,239)		$26,410,626

INVESTMENT COMPANIES (6.4%)(a)
	Shares	Value

iShares Russell 2000 Index Fund	12,940	$884,967
iShares Russell Midcap Index Fund	5,227	429,450
MCG Capital Corp.	1,022	2,678
S&P Midcap 400 Index Depository Receipts (MidCap SPDR
Trust Series 1)	3,763	497,658

Total investment companies (cost $1,880,099)		$1,814,753

TOTAL INVESTMENTS

Total investments (cost $32,327,338) (b)		$28,225,379

NOTES

(a) Percentages indicated are based on net assets of $28,190,354.

(b) The aggregate identified cost on a tax basis is $32,339,843, resulting in gross unrealized appreciation and depreciation of $2,202,381 and $6,316,845, respectively, or net unrealized depreciation of $4,114,464.

(NON) Non-income-producing security.

(R) Real Estate Investment Trust.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $4,162 for the period ended September 30, 2008. During the period ended September 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $7,757,742 and $7,923,793, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$28,225,379	$-

Level 2	$-	$-

Level 3	$-	$-

Total	$28,225,379	$-

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/ (depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Discovery Growth Fund
The fund's portfolio
9/30/08 (Unaudited)

COMMON STOCKS (95.7%)(a)
	Shares	Value

Advertising and Marketing Services (0.2%)
Omnicom Group, Inc.	1,200	$46,272

Aerospace and Defense (1.5%)
Boeing Co. (The)	1,150	65,953
L-3 Communications Holdings, Inc.	600	58,992
Lockheed Martin Corp.	1,100	120,637
United Technologies Corp.	1,600	96,096
		341,678

Airlines (0.5%)
Hawaiian Holdings, Inc. (NON)	12,850	119,248

Automotive (0.4%)
Copart, Inc. (NON)	2,550	96,900

Banking (1.0%)
Bank of America Corp.	800	28,000
Barclays PLC ADR (United Kingdom)	1,150	28,405
Capitol Federal Financial	1,756	77,843
Northern Trust Corp.	150	10,830
Toronto-Dominion Bank (The) (Canada)	750	45,743
U.S. Bancorp	900	32,418
		223,239

Beverage (0.7%)
Coca-Cola Co. (The)	1,250	66,100
Pepsi Bottling Group, Inc. (The)	1,000	29,170
PepsiCo, Inc.	950	67,707
		162,977

Biotechnology (2.8%)
Amgen, Inc. (NON)	1,000	59,270
Applied Biosystems, Inc.	200	6,850
Genzyme Corp. (NON)	900	72,801
Illumina, Inc. (NON)	1,700	68,901
Invitrogen Corp. (NON)	200	7,560
Martek Biosciences Corp. (NON)	6,650	208,943
Medicines Co. (NON)	8,450	196,209
		620,534

Building Materials (0.2%)
Apogee Enterprises, Inc.	2,900	43,587

Cable Television (0.3%)
DirecTV Group, Inc. (The) (NON)	2,500	65,425

Chemicals (2.4%)
Agrium, Inc. (Canada)	750	42,060
Airgas, Inc.	2,100	104,265
Celanese Corp. Ser. A	450	12,560
CF Industries Holdings, Inc.	700	64,022
FMC Corp.	2,000	102,780
Monsanto Co.	1,100	108,878
Mosaic Co. (The)	150	10,203
Potash Corp. of Saskatchewan (Canada)	350	46,204
Terra Industries, Inc.	1,650	48,510
		539,482

Coal (0.6%)
Massey Energy Co.	3,610	128,769
Patriot Coal Corp. (NON)	254	7,379
		136,148

Commercial and Consumer Services (3.5%)
Alliance Data Systems Corp. (NON)	2,200	139,436
Brink's Co. (The)	1,700	103,734
Dun & Bradstreet Corp. (The)	350	33,026
Equifax, Inc.	650	22,393
Forrester Research, Inc. (NON)	2,900	85,028
Gartner, Inc. (NON)	5,100	115,668
H&R Block, Inc. (S)	7,650	172,508
Priceline.com, Inc. (NON)	200	13,686
Watson Wyatt Worldwide, Inc. Class A	1,800	89,514
		774,993

Communications Equipment (1.1%)
Cisco Systems, Inc. (NON)	6,156	138,879
Corning, Inc.	1,050	16,422

F5 Networks, Inc. (NON)	4,250	99,365
		254,666

Computers (3.2%)
ANSYS, Inc. (NON)	1,199	45,406
Apple Computer, Inc. (NON)	1,050	119,343
Electronics for Imaging, Inc. (NON)	3,200	44,576
EMC Corp. (NON)	5,000	59,800
Hewlett-Packard Co.	3,500	161,840
IBM Corp.	1,400	163,744
NetApp, Inc. (NON)	900	16,407
Solera Holdings, Inc. (NON)	3,850	110,572
		721,688

Conglomerates (1.3%)
General Electric Co.	4,950	126,225
Honeywell International, Inc.	800	33,240
SPX Corp.	550	42,350
Walter Industries, Inc.	1,775	84,224
		286,039

Consumer Finance (0.7%)
Capital One Financial Corp.	350	17,850
World Acceptance Corp. (NON)	3,600	129,600
		147,450

Consumer Goods (2.5%)
Church & Dwight Co., Inc.	3,000	186,270
Clorox Co.	500	31,345
Colgate-Palmolive Co.	400	30,140
Elizabeth Arden, Inc. (NON)	4,050	79,502
Procter & Gamble Co. (The)	3,200	223,008
		550,265

Consumer Services (0.7%)
Netflix, Inc. (NON)	250	7,720
TrueBlue, Inc. (NON)	8,800	142,208
		149,928

Containers (--%)
Owens-Illinois, Inc. (NON)	350	10,290

Distribution (0.9%)
Spartan Stores, Inc.	7,650	190,332

Electric Utilities (0.3%)
Edison International	1,000	39,900
FirstEnergy Corp.	250	16,748
Public Service Enterprise Group, Inc.	500	16,395
		73,043

Electrical Equipment (0.3%)
Emerson Electric Co.	500	20,395
Insteel Industries, Inc.	4,150	56,399
		76,794

Electronics (2.8%)
Altera Corp.	5,650	116,842
Amphenol Corp. Class A	1,950	78,273
Badger Meter, Inc.	1,800	84,510
Intel Corp.	5,050	94,587
Itron, Inc. (NON)	1,100	97,383
MEMC Electronic Materials, Inc. (NON)	550	15,543
National Semiconductor Corp.	1,250	21,513
Texas Instruments, Inc.	2,800	60,200
Xilinx, Inc.	2,400	56,280
		625,131

Energy (Oil Field) (2.3%)
Basic Energy Services, Inc. (NON)	3,150	67,095
Cameron International Corp. (NON)	2,300	88,642
Dresser-Rand Group, Inc. (NON)	250	7,868
FMC Technologies, Inc. (NON)	550	25,603
Halliburton Co.	2,200	71,258
Key Energy Services, Inc. (NON)	4,400	51,040
National-Oilwell Varco, Inc. (NON)	997	50,079
Noble Corp.	300	13,170
Schlumberger, Ltd.	450	35,141
Smith International, Inc.	1,150	67,436
Transocean, Inc. (NON)	300	32,952
		510,284

Energy (Other) (0.7%)
Covanta Holding Corp. (NON)	4,850	116,109
First Solar, Inc. (NON)	50	9,446
Optisolar, Inc. (acquired 7/30/08, cost $31,502)

(Private) (RES) (NON) (F)	5,081	31,502
		157,057

Engineering & Construction (1.1%)
EMCOR Group, Inc. (NON)	2,300	60,536
Fluor Corp.	1,850	103,045
Quanta Services, Inc. (NON)	3,100	83,731
		247,312

Entertainment (0.2%)
Town Sports International Holdings, Inc. (NON)	6,050	36,905

Financial (0.6%)
Assurant, Inc.	900	49,500
Citigroup, Inc.	1,500	30,765
JPMorgan Chase & Co.	650	30,355
Nasdaq OMX Group, Inc. (The) (NON)	850	25,985
		136,605

Food (1.2%)
Bunge, Ltd. (S)	250	15,795
Cal-Maine Foods, Inc. (S)	1,050	28,812
Corn Products International, Inc.	200	6,456
Dean Foods Co. (NON)	500	11,680
H.J. Heinz Co.	2,600	129,922
M&F Worldwide Corp. (NON)	1,700	68,000
		260,665

Forest Products and Packaging (1.0%)
Plum Creek Timber Company, Inc. (R)	4,650	231,849

Gaming & Lottery (--%)
International Game Technology	300	5,154

Health Care Services (3.7%)
Aetna, Inc.	400	14,444
Amedisys, Inc. (NON) (S)	1,950	94,907
Charles River Laboratories International, Inc. (NON)	3,500	194,355
Express Scripts, Inc. (NON)	2,550	188,241
Genoptix, Inc. (NON)	2,250	73,508
Humana, Inc. (NON)	300	12,360
Medco Health Solutions, Inc. (NON)	350	15,750
Omnicare, Inc.	3,350	96,380
Psychiatric Solutions, Inc. (NON)	1,200	45,540
Vivus, Inc. (NON)	9,500	75,430
WellPoint, Inc. (NON)	500	23,385
		834,300

Insurance (0.8%)
AFLAC, Inc.	550	32,313
AON Corp.	2,100	94,416
FPIC Insurance Group, Inc. (NON)	1,000	51,390
		178,119

Investment Banking/Brokerage (1.7%)
Blackstone Group LP (The)	2,665	40,881
Federated Investors, Inc.	750	21,638
Goldman Sachs Group, Inc. (The)	771	98,688
Invesco, Ltd.	450	9,441
Janus Capital Group, Inc.	1,700	41,276
LaBranche & Company, Inc. (NON) (S)	16,500	74,250
Raymond James Financial, Inc.	750	24,735
State Street Corp.	850	48,348
T. Rowe Price Group, Inc.	150	8,057
		367,314

Machinery (1.1%)
AGCO Corp. (NON)	650	27,697
Caterpillar, Inc.	1,300	77,480
Cummins, Inc.	450	19,674
Deere (John) & Co.	700	34,650
Joy Global, Inc.	2,100	94,794
		254,295

Manufacturing (2.5%)
Flowserve Corp.	650	57,701
Knoll, Inc.	6,600	99,792
Matthews International Corp.	5,000	253,700
Teleflex, Inc.	2,250	142,853
		554,046

Media (0.9%)
Interpublic Group of Companies, Inc. (The) (NON) (S)	8,600	66,650
Time Warner, Inc.	1,700	22,287
Walt Disney Co. (The)	1,750	53,708
Warner Music Group Corp. (S)	8,686	66,014

		208,659

Medical Technology (9.7%)
American Medical Systems Holdings, Inc. (NON)	10,800	191,808
Baxter International, Inc.	850	55,786
Beckman Coulter, Inc.	1,150	81,639
Becton, Dickinson and Co.	1,050	84,273
C.R. Bard, Inc.	1,600	151,792
Cynosure, Inc. Class A (NON)	4,000	71,760
Datascope Corp.	2,950	152,309
Edwards Lifesciences Corp. (NON)	1,100	63,536
Haemonetics Corp. (NON)	1,800	111,096
Hospira, Inc. (NON)	1,450	55,390
Intuitive Surgical, Inc. (NON)	100	24,098
Luminex Corp. (NON) (S)	6,450	161,315
Masimo Corp. (NON) (S)	2,850	106,020
Medtronic, Inc.	1,700	85,170
Mettler-Toledo International, Inc. (NON)	100	9,800
PerkinElmer, Inc.	3,000	74,910
St. Jude Medical, Inc. (NON)	1,100	47,839
Steris Corp.	2,300	86,434
Techne Corp. (NON)	1,100	79,332
Varian Medical Systems, Inc. (NON)	1,800	102,834
Waters Corp. (NON)	150	8,727
West Pharmaceutical Services, Inc. (S)	5,000	244,100
Zimmer Holdings, Inc. (NON)	250	16,140
Zoll Medical Corp. (NON)	3,150	103,068
		2,169,176

Metals (1.8%)
AK Steel Holding Corp.	1,300	33,696
Cleveland-Cliffs, Inc.	1,100	58,234
Freeport-McMoRan Copper & Gold, Inc. Class B	1,600	90,960
Goldcorp, Inc. (Toronto Exchange) (Canada)	3,850	121,776
Nucor Corp.	250	9,875
Southern Copper Corp. (S)	300	5,724
Steel Dynamics, Inc.	3,300	56,397
United States Steel Corp.	150	11,642
		388,304

Natural Gas Utilities (0.1%)
Energen Corp.	450	20,376

Office Equipment & Supplies (0.4%)
HNI Corp. (S)	3,617	91,655

Oil & Gas (9.7%)
Chevron Corp.	900	74,232
Comstock Resources, Inc. (NON)	3,050	152,653
ConocoPhillips	1,400	102,550
Contango Oil & Gas Co. (NON)	1,175	63,427
Devon Energy Corp.	850	77,520
Encore Acquisition Co. (NON)	1,052	43,953
EXCO Resources, Inc. (NON)	2,600	42,432
Exxon Mobil Corp.	4,300	333,938
Helmerich & Payne, Inc.	1,950	84,221
Hess Corp.	650	53,352
Marathon Oil Corp.	550	21,929
McMoRan Exploration Co. (NON) (S)	8,147	192,595
Occidental Petroleum Corp.	1,600	112,720
Patterson-UTI Energy, Inc.	2,084	41,722
Penn Virginia Corp.	1,850	98,864
PetroHawk Energy Corp. (NON)	6,400	138,432
Petroquest Energy, Inc. (NON)	6,150	94,403
Range Resources Corp.	2,000	85,740
Rex Energy Corp. (NON)	4,250	66,980
Sunoco, Inc.	700	24,906
Vaalco Energy, Inc. (NON)	9,900	67,716
Valero Energy Corp.	1,250	37,875
Whiting Petroleum Corp. (NON)	2,150	153,209
		2,165,369

Pharmaceuticals (6.7%)
Bristol-Myers Squibb Co.	1,400	29,190
Cephalon, Inc. (NON)	2,050	158,855
Depomed, Inc. (NON)	17,350	63,328
Eli Lilly & Co.	750	33,023
Emergent Biosolutions, Inc. (NON)	5,199	68,055
Forest Laboratories, Inc. (NON)	450	12,726
Johnson & Johnson	2,500	173,200
King Pharmaceuticals, Inc. (NON)	7,600	72,808
Merck & Co., Inc.	2,100	66,276
Mylan Laboratories, Inc. (NON)	2,600	29,692
Owens & Minor, Inc.	4,900	237,650
Perrigo Co.	3,850	148,071
Pfizer, Inc.	1,600	29,504
Schering-Plough Corp.	2,200	40,634
Valeant Pharmaceuticals International (NON) (S)	8,250	168,878
Watson Pharmaceuticals, Inc. (NON)	4,100	116,850

Wyeth	1,300	48,022
		1,496,762

Power Producers (0.2%)
AES Corp. (The) (NON)	3,650	42,669
NRG Energy, Inc. (NON)	500	12,375
		55,044

Publishing (0.6%)
Marvel Entertainment, Inc. (NON)	3,900	133,146

Railroads (0.1%)
Norfolk Southern Corp.	300	19,863

Real Estate (0.6%)
CB Richard Ellis Group, Inc. Class A (NON)	1,899	25,390
HCP, Inc. (R)	2,450	98,319
Jones Lang LaSalle, Inc.	300	13,044
		136,753

Regional Bells (0.6%)
AT&T, Inc.	3,250	90,740
Verizon Communications, Inc.	1,200	38,508
		129,248

Restaurants (1.2%)
CEC Entertainment, Inc. (NON)	3,100	102,920
CKE Restaurants, Inc.	8,900	94,340
McDonald's Corp.	300	18,510
Yum! Brands, Inc.	1,400	45,654
		261,424

Retail (6.6%)
Abercrombie & Fitch Co. Class A	250	9,863
Aeropostale, Inc. (NON)	2,300	73,853
Amazon.com, Inc. (NON)	50	3,638
AnnTaylor Stores Corp. (NON)	671	13,849
AutoZone, Inc. (NON)	1,200	148,008
Best Buy Co., Inc.	250	9,375
Big Lots, Inc. (NON)	600	16,698
BJ's Wholesale Club, Inc. (NON)	450	17,487
Buckle, Inc. (The)	900	49,986
Cash America International, Inc.	2,300	82,892
CVS Caremark Corp.	1,600	53,856
Dollar Tree, Inc. (NON)	450	16,362
Dress Barn, Inc. (NON)	8,800	134,552
GameStop Corp. (NON)	400	13,684
K-Swiss, Inc. Class A	4,450	77,430
Kroger Co.	1,500	41,220
Limited Brands, Inc.	7,650	132,498
Lowe's Cos., Inc.	900	21,321
NBTY, Inc. (NON)	3,350	98,892
Rent-A-Center, Inc. (NON)	5,800	129,224
Safeway, Inc.	1,200	28,464
TJX Cos., Inc. (The)	4,000	122,080
Urban Outfitters, Inc. (NON) (S)	3,350	106,765
Wal-Mart Stores, Inc. (S)	1,150	68,874
		1,470,871

Schools (1.5%)
Apollo Group, Inc. Class A (NON)	1,200	71,160
Career Education Corp. (NON)	7,600	124,260
DeVry, Inc.	1,350	66,879
ITT Educational Services, Inc. (NON)	850	68,774
		331,073

Semiconductor (0.3%)
Advanced Energy Industries, Inc. (NON)	4,900	67,032

Shipping (0.5%)
DryShips, Inc. (Greece) (S)	1,900	67,431
Kirby Corp. (NON)	500	18,970
Ryder System, Inc.	250	15,500
		101,901

Software (3.7%)
Activision Blizzard, Inc. (NON)	12,550	193,647
Adobe Systems, Inc. (NON)	2,150	84,861
Autodesk, Inc. (NON)	200	6,710
Mantech International Corp. Class A (NON)	1,750	103,758
Microsoft Corp.	8,450	225,531
Sybase, Inc. (NON)	2,950	90,329
Symantec Corp. (NON)	2,200	43,076
VMware, Inc. Class A (NON)	250	6,660
Websense, Inc. (NON)	3,400	75,990
		830,562

Staffing (0.4%)
Hewitt Associates, Inc. Class A (NON)	2,700	98,388

Technology (0.7%)
Affiliated Computer Services, Inc. Class A (NON)	3,150	159,485

Technology Services (2.4%)
Accenture, Ltd. Class A (Bermuda)	650	24,700
Acxiom Corp.	5,850	73,359
Baidu.com ADR (China) (NON)	50	12,412
Convergys Corp. (NON)	3,500	51,730
eBay, Inc. (NON)	1,150	25,737
Global Payments, Inc.	1,550	69,533
Google, Inc. Class A (NON)	261	104,536
SAIC, Inc. (NON)	6,450	130,484
Salesforce.com, Inc. (NON)	400	19,360
Sohu.com, Inc. (China) (NON)	200	11,150
Yahoo!, Inc. (NON)	600	10,380
		533,381

Telecommunications (0.6%)
American Tower Corp. Class A (NON)	300	10,791
NII Holdings, Inc. (NON)	3,500	132,720
		143,511

Textiles (0.2%)
Coach, Inc. (NON)	1,650	41,316
NIKE, Inc. Class B	200	13,380
		54,696

Tobacco (0.2%)
Altria Group, Inc.	800	15,872
Philip Morris International, Inc.	400	19,240
		35,112

Toys (1.2%)
Hasbro, Inc.	3,650	126,728
Leapfrog Enterprises, Inc. (NON)	12,350	130,386
		257,114

Total common stocks (cost $22,284,865)		$21,388,919

INVESTMENT COMPANIES (1.3%)(a)
	Shares	Value

iShares FTSE/Xinhua China 25 Index Fund	150	$5,171
Market Vectors Gold Miners ETF (Exchange-traded fund)	5,350	183,559
S&P 500 Index Depository Receipts (SPDR Trust Series 1)	850	98,770

Total investment companies (cost $295,605)		$287,500

CONVERTIBLE PREFERRED STOCKS (--%)(a) (cost $42,356)
	Shares	Value

Totality Corp. Ser. D, $0.346 cum. cv. pfd. (acquired
7/27/00, cost $42,356) (Private)(RES)(NON)(F)	16,600	$2

SHORT-TERM INVESTMENTS (9.2%)(a)
	Principal
	amount/shares	Value

Federated Prime Obligations Fund	794,594	$794,594
Short-term investments held as collateral for loaned
securities with yields ranging from 0.50% to 3.01% and
due dates ranging from October 1, 2008 to
November 10, 2008 (d)	$1,260,984	1,259,637

Total short-term investments (cost $2,054,231)		$2,054,231

TOTAL INVESTMENTS

Total investments (cost $24,677,057) (b)		$23,730,652

NOTES

(a) Percentages indicated are based on net assets of $22,347,801.

(b) The aggregate identified cost on a tax basis is $24,760,887, resulting in gross unrealized appreciation and depreciation of $1,437,613 and $2,467,848, respectively, or net unrealized depreciation of $1,030,235.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at September 30, 2008 was $31,504 or 0.1% of net assets.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2008, the value of securities loaned amounted to $1,226,929. The fund received cash collateral of $1,259,637 which is pooled with collateral of other Putnam funds into 52 issues of short-term investments.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $20,124 for the period ended September 30, 2008. During the period ended September 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $12,655,355 and $13,720,137, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008 the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2008.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$22,439,511	$-

Level 2	$1,259,637	-

Level 3	$31,504	-

Total	$23,730,652	$-

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of September 30, 2008:

	Investment in Securities	Other Financial Instruments*

Balance as of December 31, 2007	$1,103	$-

Accrued discounts/premiums	$-	$-

Realized Gain / Loss	$1,150	$-
Change in net unrealized appreciation (depreciation)	$(1,101)	$-

Net Purchases / Sales	$30,352	$-

Net Transfers in and/or out of Level 3	$-	$-

Balance as of September 30, 2008	$31,504	$-

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/ (depreciation) on the instrument..

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Diversified Income Fund
The fund's portfolio
9/30/08 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS (38.0%)(a)
		Principal amount	Value

Asset Backed Funding Certificates 144A FRB Ser.
06-OPT3, Class B, 5.707s, 2036		$43,000	$1,479
Banc of America Alternative Loan Trust Ser. 06-7,
Class A2, 5.707s, 2036		3,781,000	2,382,030
Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.838s, 2049		148,000	138,702
Ser. 07-2, Class A2, 5.634s, 2049		439,000	411,870
Ser. 05-6, Class A2, 5.165s, 2047		980,000	955,714
Ser. 07-5, Class XW, Interest only (IO), 0.607s, 2051		44,450,460	1,022,622
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		125,000	117,394
Ser. 01-1, Class K, 6 1/8s, 2036		282,000	213,880
Banc of America Funding Corp. FRB Ser. 06-D,
Class 6A1, 5.992s, 2036		2,716,800	1,820,256
Banc of America Large Loan 144A FRB Ser. 05-MIB1,
Class K, 4.488s, 2022		476,000	390,463
Bayview Commercial Asset Trust 144A
Ser. 07-5A, IO, 1.55s, 2037		1,194,829	146,725
Ser. 07-1, Class S, IO, 1.211s, 2037		3,037,004	276,975
Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036		2,041,349	1,286,050
FRB Ser. 06-6, Class 2A1, 5.899s, 2036		1,012,144	623,364
FRB Ser. 05-7, Class 23A1, 5.649s, 2035		1,860,872	1,339,795
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.447s, 2032		189,000	169,007
Ser. 07-PW17, Class A3, 5.736s, 2050		1,832,000	1,736,791
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 07-PW18, Class X1, IO, 0.062s, 2050		52,636,655	440,190
Broadgate Financing PLC sec. FRB Ser. D, 6.713s, 2023
(United Kingdom)	GBP	285,775	382,394
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A, 6.202s, 2036		$1,342,937	928,685
FRB Ser. 06-AR7, Class 2A2A, 5.654s, 2036		2,770,548	1,745,445
IFB Ser. 07-6, Class 2A5, IO, 3.443s, 2037		1,308,861	90,394
Citigroup/Deutsche Bank Commercial Mortgage Trust Ser.
06-CD3, Class A4, 5.658s, 2048		94,000	89,002
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD5, Class XS, IO, 0.067s, 2044		30,713,129	219,686
Countrywide Alternative Loan Trust
IFB Ser. 04-2CB, Class 1A5, IO, 4.393s, 2034		1,580,781	82,620
Ser. 06-J8, Class A4, 6s, 2037		2,129,271	1,084,864
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047		1,657,743	1,357,536
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1, 5.714s, 2035		3,192,759	2,266,859
Ser. 05-2, Class 2X, IO, 1.16s, 2035		2,064,228	44,752
Countrywide Home Loans 144A IFB Ser. 05-R1, Class 1AS,
IO, 3.523s, 2035		1,634,236	93,969
Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 6.004s, 2039		711,000	672,005
Ser. 07-C5, Class A3, 5.694s, 2040		9,180,000	8,214,365
CRESI Finance Limited Partnership 144A FRB Ser. 06-A,
Class C, 3.807s, 2017		179,000	160,814
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class L, 4.338s, 2020		534,000	443,220
Ser. 98-C2, Class F, 6 3/4s, 2030		1,198,000	1,164,090
Ser. 98-C1, Class F, 6s, 2040		758,000	628,620
Ser. 02-CP5, Class M, 5 1/4s, 2035		275,000	55,000
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.776s, 2031		2,623,037	64,955
DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4,
6.04s, 2031		226,150	193,652
DLJ Commercial Mortgage Corp. 144A Ser. 98-CF2,
Class B5, 5.95s, 2031		723,280	572,982
European Loan Conduit 144A FRB Ser. 22A, Class D,
6.646s, 2014 (Ireland)	GBP	371,000	515,169
European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 6.641s, 2014 (United Kingdom)	GBP	202,624	294,550
Fannie Mae
FRB Ser. 05-91, Class EF, zero %, 2035		$59,959	58,558
FRB Ser. 06-54, Class CF, zero %, 2035		101,032	96,564
IFB Ser. 06-70, Class SM, 27.567s, 2036		148,123	190,295
IFB Ser. 07-1, Class NR, 23.128s, 2037		747,764	822,925
IFB Ser. 06-62, Class PS, 20.659s, 2036		385,983	472,593
IFB Ser. 06-76, Class QB, 20.359s, 2036		1,084,926	1,317,038
IFB Ser. 06-63, Class SP, 20.059s, 2036		1,188,285	1,420,793
IFB Ser. 07-W7, Class 1A4, 19.939s, 2037		421,270	408,632
IFB Ser. 06-104, Class GS, 17.994s, 2036		242,119	283,492
IFB Ser. 06-60, Class TK, 15.772s, 2036		337,266	373,579
IFB Ser. 05-25, Class PS, 14.05s, 2035		565,144	602,597
IFB Ser. 05-74, Class CP, 12.991s, 2035		337,704	356,515
IFB Ser. 05-115, Class NQ, 12.912s, 2036		189,973	189,740
IFB Ser. 06-27, Class SP, 12.808s, 2036		533,569	578,860
IFB Ser. 06-8, Class HP, 12.808s, 2036		565,934	611,730
IFB Ser. 06-8, Class WK, 12.808s, 2036		906,182	969,029
IFB Ser. 05-106, Class US, 12.808s, 2035		812,604	889,101
IFB Ser. 05-99, Class SA, 12.808s, 2035		395,981	422,457
IFB Ser. 06-60, Class CS, 12.331s, 2036		556,844	551,082
IFB Ser. 05-74, Class CS, 11.201s, 2035		385,364	405,948

IFB Ser. 04-79, Class S, 10.981s, 2032	657,131	660,701
IFB Ser. 05-114, Class SP, 10.761s, 2036	237,244	237,301
IFB Ser. 05-95, Class OP, 10.45s, 2035	247,096	239,915
IFB Ser. 05-83, Class QP, 9.056s, 2034	137,938	131,411
IFB Ser. 07-W6, Class 6A2, IO, 4.593s, 2037	735,478	61,596
IFB Ser. 06-90, Class SE, IO, 4.593s, 2036	1,721,113	207,580
IFB Ser. 04-51, Class XP, IO, 4.493s, 2034	1,825,952	186,732
IFB Ser. 03-66, Class SA, IO, 4.443s, 2033	657,945	67,357
IFB Ser. 08-7, Class SA, IO, 4.343s, 2038	3,826,178	453,406
IFB Ser. 07-W6, Class 5A2, IO, 4.083s, 2037	1,089,667	80,363
IFB Ser. 07-W2, Class 3A2, IO, 4.073s, 2037	1,042,712	78,855
IFB Ser. 06-115, Class BI, IO, 4.053s, 2036	1,014,408	70,007
IFB Ser. 05-113, Class AI, IO, 4.023s, 2036	545,467	47,103
IFB Ser. 05-113, Class DI, IO, 4.023s, 2036	833,840	72,718
IFB Ser. 08-36, Class YI, IO, 3.993s, 2036	1,665,818	156,129
IFB Ser. 06-60, Class SI, IO, 3.943s, 2036	1,041,161	96,307
IFB Ser. 06-60, Class UI, IO, 3.943s, 2036	421,330	35,833
IFB Ser. 07-W7, Class 3A2, IO, 3.923s, 2037	1,474,294	132,462
IFB Ser. 06-60, Class DI, IO, 3.863s, 2035	1,269,901	88,893
IFB Ser. 03-130, Class BS, IO, 3.843s, 2033	2,253,869	200,373
IFB Ser. 03-34, Class WS, IO, 3.793s, 2029	2,152,684	175,907
IFB Ser. 08-10, Class LI, IO, 3.773s, 2038	2,162,301	198,661
IFB Ser. 07-39, Class LI, IO, 3.563s, 2037	1,171,238	101,439
IFB Ser. 07-23, Class SI, IO, 3.563s, 2037	299,220	20,672
IFB Ser. 07-54, Class CI, IO, 3.553s, 2037	1,012,888	91,599
IFB Ser. 07-39, Class PI, IO, 3.553s, 2037	652,049	45,487
IFB Ser. 07-30, Class WI, IO, 3.553s, 2037	3,862,531	297,419
IFB Ser. 07-28, Class SE, IO, 3.543s, 2037	184,638	16,452
IFB Ser. 07-22, Class S, IO, 3.543s, 2037	16,016,295	1,331,355
IFB Ser. 06-128, Class SH, IO, 3.543s, 2037	715,576	47,860
IFB Ser. 06-56, Class SM, IO, 3.543s, 2036	987,883	79,551
IFB Ser. 05-90, Class SP, IO, 3.543s, 2035	516,397	45,647
IFB Ser. 05-12, Class SC, IO, 3.543s, 2035	637,321	53,488
IFB Ser. 07-W5, Class 2A2, IO, 3.533s, 2037	398,273	30,866
IFB Ser. 07-30, Class IE, IO, 3.533s, 2037	1,974,527	204,958
IFB Ser. 06-123, Class CI, IO, 3.533s, 2037	1,697,918	141,557
IFB Ser. 06-123, Class UI, IO, 3.533s, 2037	1,838,056	143,598
IFB Ser. 07-15, Class BI, IO, 3.493s, 2037	3,068,782	250,222
IFB Ser. 06-126, Class CS, IO, 3.493s, 2037	1,323,307	106,655
IFB Ser. 06-16, Class SM, IO, 3.493s, 2036	1,910,203	163,492
IFB Ser. 05-95, Class CI, IO, 3.493s, 2035	882,332	82,670
IFB Ser. 05-84, Class SG, IO, 3.493s, 2035	1,452,480	123,461
IFB Ser. 05-57, Class NI, IO, 3.493s, 2035	364,053	28,467
IFB Ser. 05-29, Class SX, IO, 3.493s, 2035	1,199,211	105,890
IFB Ser. 04-92, Class S, IO, 3.493s, 2034	2,850,449	199,531
IFB Ser. 06-104, Class EI, IO, 3.483s, 2036	1,106,339	104,925
IFB Ser. 05-83, Class QI, IO, 3.483s, 2035	240,805	19,719
IFB Ser. 06-128, Class GS, IO, 3.473s, 2037	1,132,134	98,833
IFB Ser. 06-116, Class ES, IO, 3.443s, 2036	149,936	11,681
IFB Ser. 06-114, Class IS, IO, 3.443s, 2036	806,834	65,334
IFB Ser. 04-92, Class SQ, IO, 3.443s, 2034	1,180,588	106,871
IFB Ser. 06-115, Class IE, IO, 3.433s, 2036	627,524	53,687
IFB Ser. 06-117, Class SA, IO, 3.433s, 2036	931,430	71,611
IFB Ser. 06-121, Class SD, IO, 3.433s, 2036	117,077	8,561
IFB Ser. 06-109, Class SG, IO, 3.423s, 2036	274,289	20,572
IFB Ser. 06-104, Class SY, IO, 3.413s, 2036	245,571	18,130
IFB Ser. 06-109, Class SH, IO, 3.413s, 2036	799,988	71,581
IFB Ser. 06-111, Class SA, IO, 3.413s, 2036	6,545,401	546,397
IFB Ser. 07-W6, Class 4A2, IO, 3.393s, 2037	4,397,824	329,837
IFB Ser. 06-128, Class SC, IO, 3.393s, 2037	979,972	72,103
IFB Ser. 06-43, Class SI, IO, 3.393s, 2036	1,494,620	119,469
IFB Ser. 06-8, Class JH, IO, 3.393s, 2036	3,123,220	262,757
IFB Ser. 05-122, Class SG, IO, 3.393s, 2035	926,718	80,413
IFB Ser. 05-95, Class OI, IO, 3.383s, 2035	137,107	11,337
IFB Ser. 06-92, Class LI, IO, 3.373s, 2036	919,714	73,456
IFB Ser. 06-99, Class AS, IO, 3.373s, 2036	393,770	30,763
IFB Ser. 06-98, Class SQ, IO, 3.363s, 2036	11,534,406	843,453
IFB Ser. 06-85, Class TS, IO, 3.353s, 2036	2,107,743	156,515
IFB Ser. 07-75, Class PI, IO, 3.333s, 2037	1,159,929	83,769
IFB Ser. 07-88, Class MI, IO, 3.313s, 2037	330,717	22,345
IFB Ser. 07-103, Class AI, IO, 3.293s, 2037	4,388,484	318,165
IFB Ser. 07-15, Class NI, IO, 3.293s, 2022	1,799,936	114,746
IFB Ser. 07-106, Class SM, IO, 3.253s, 2037	2,688,043	196,948
IFB Ser. 08-3, Class SC, IO, 3.243s, 2038	1,752,435	135,061
IFB Ser. 07-109, Class XI, IO, 3.243s, 2037	773,328	63,627
IFB Ser. 07-109, Class YI, IO, 3.243s, 2037	981,448	70,646
IFB Ser. 07-W8, Class 2A2, IO, 3.243s, 2037	1,925,610	122,151
IFB Ser. 07-88, Class JI, IO, 3.243s, 2037	1,158,058	88,948
IFB Ser. 06-79, Class SH, IO, 3.243s, 2036	1,874,959	156,502
IFB Ser. 07-54, Class KI, IO, 3.233s, 2037	492,096	28,536
IFB Ser. 07-30, Class JS, IO, 3.233s, 2037	1,784,080	129,346
IFB Ser. 07-30, Class LI, IO, 3.233s, 2037	1,903,964	156,533
IFB Ser. 07-W2, Class 1A2, IO, 3.223s, 2037	855,658	59,288
IFB Ser. 07-106, Class SN, IO, 3.203s, 2037	1,130,762	80,796
IFB Ser. 07-54, Class IA, IO, 3.203s, 2037	881,936	70,052
IFB Ser. 07-54, Class IB, IO, 3.203s, 2037	881,936	70,052
IFB Ser. 07-54, Class IC, IO, 3.203s, 2037	881,936	70,052
IFB Ser. 07-54, Class ID, IO, 3.203s, 2037	881,936	70,052
IFB Ser. 07-54, Class IE, IO, 3.203s, 2037	881,936	70,052
IFB Ser. 07-54, Class IF, IO, 3.203s, 2037	1,420,608	115,614
IFB Ser. 07-54, Class NI, IO, 3.203s, 2037	852,839	71,095
IFB Ser. 07-54, Class UI, IO, 3.203s, 2037	1,305,395	104,209
IFB Ser. 07-91, Class AS, IO, 3.193s, 2037	761,729	57,581
IFB Ser. 07-91, Class HS, IO, 3.193s, 2037	820,055	58,012
IFB Ser. 07-15, Class CI, IO, 3.173s, 2037	3,162,128	234,016

IFB Ser. 06-123, Class BI, IO, 3.173s, 2037	3,856,573	281,815
IFB Ser. 06-115, Class JI, IO, 3.173s, 2036	2,302,415	168,364
IFB Ser. 07-109, Class PI, IO, 3.143s, 2037	1,180,322	88,825
IFB Ser. 06-123, Class LI, IO, 3.113s, 2037	1,531,251	119,489
IFB Ser. 08-1, Class NI, IO, 3.043s, 2037	1,924,673	121,495
IFB Ser. 08-10, Class GI, IO, 3.023s, 2038	1,145,165	64,420
IFB Ser. 08-13, Class SA, IO, 3.013s, 2038	5,395,998	366,707
IFB Ser. 07-39, Class AI, IO, 2.913s, 2037	1,643,557	107,483
IFB Ser. 07-32, Class SD, IO, 2.903s, 2037	1,045,001	73,803
IFB Ser. 07-30, Class UI, IO, 2.893s, 2037	852,737	58,318
IFB Ser. 07-32, Class SC, IO, 2.893s, 2037	1,497,213	104,745
IFB Ser. 07-1, Class CI, IO, 2.893s, 2037	998,910	71,291
IFB Ser. 05-74, Class SE, IO, 2.893s, 2035	1,020,008	60,133
IFB Ser. 05-14, Class SE, IO, 2.843s, 2035	671,237	39,643
IFB Ser. 08-1, Class BI, IO, 2.703s, 2038	2,697,787	131,965
IFB Ser. 07-75, Class ID, IO, 2.663s, 2037	1,282,840	83,287
Ser. 383, Class 90, IO, 8s, 2037	76,533	13,157
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	185,950	195,189
Ser. 02-T19, Class A3, 7 1/2s, 2042	124,251	132,113
Ser. 02-14, Class A2, 7 1/2s, 2042	988	1,044
Ser. 01-T10, Class A2, 7 1/2s, 2041	163,675	169,539
Ser. 02-T4, Class A3, 7 1/2s, 2041	529	564
Ser. 01-T3, Class A1, 7 1/2s, 2040	106,973	112,583
Ser. 01-T1, Class A1, 7 1/2s, 2040	323,593	342,054
Ser. 99-T2, Class A1, 7 1/2s, 2039	127,751	135,580
Ser. 386, Class 26, IO, 7 1/2s, 2038	111,973	20,966
Ser. 386, Class 27, IO, 7 1/2s, 2037	78,173	15,771
Ser. 386, Class 28, IO, 7 1/2s, 2037	81,338	15,973
Ser. 383, Class 88, IO, 7 1/2s, 2037	118,663	22,062
Ser. 383, Class 89, IO, 7 1/2s, 2037	92,640	18,221
Ser. 383, Class 87, IO, 7 1/2s, 2037	148,282	28,631
Ser. 00-T6, Class A1, 7 1/2s, 2030	61,720	64,784
Ser. 01-T4, Class A1, 7 1/2s, 2028	304,812	324,494
Ser. 01-T10, Class A1, 7s, 2041	572,129	594,478
Ser. 386, Class 24, IO, 7s, 2038	95,250	22,991
Ser. 386, Class 25, IO, 7s, 2038	101,318	24,929
Ser. 386, Class 22, IO, 7s, 2038	130,484	30,707
Ser. 386, Class 21, IO, 7s, 2037	146,993	35,358
Ser. 386, Class 23, IO, 7s, 2037	144,486	34,547
Ser. 383, Class 84, IO, 7s, 2037	135,488	32,863
Ser. 383, Class 85, IO, 7s, 2037	86,567	21,492
Ser. 383, Class 86, IO, 7s, 2037	81,549	19,910
Ser. 383, Class 79, IO, 7s, 2037	136,619	29,082
Ser. 383, Class 80, IO, 7s, 2037	298,814	55,281
Ser. 383, Class 81, IO, 7s, 2037	164,167	35,990
Ser. 383, Class 82, IO, 7s, 2037	164,232	38,203
Ser. 383, Class 83, IO, 7s, 2037	136,966	32,610
Ser. 386, Class 14, IO, 6 1/2s, 2038	1,188,493	206,501
Ser. 386, Class 19, IO, 6 1/2s, 2038	140,061	30,201
Ser. 386, Class 17, IO, 6 1/2s, 2037	215,371	36,882
Ser. 386, Class 16, IO, 6 1/2s, 2037	147,354	33,607
Ser. 383, Class 60, IO, 6 1/2s, 2037	681,847	134,665
Ser. 383, Class 62, IO, 6 1/2s, 2037	190,474	41,823
Ser. 383, Class 69, IO, 6 1/2s, 2037	108,201	25,683
Ser. 383, Class 63, IO, 6 1/2s, 2037	149,043	33,138
Ser. 383, Class 64, IO, 6 1/2s, 2037	274,072	55,842
Ser. 383, Class 67, IO, 6 1/2s, 2037	144,599	31,446
Ser. 383, Class 68, IO, 6 1/2s, 2037	89,293	19,997
Ser. 383, Class 58, IO, 6 1/2s, 2037	318,090	62,027
Ser. 383, Class 59, IO, 6 1/2s, 2037	199,826	43,246
Ser. 383, Class 61, IO, 6 1/2s, 2037	159,853	34,486
Ser. 383, Class 65, IO, 6 1/2s, 2037	189,421	43,499
Ser. 383, Class 66, IO, 6 1/2s, 2037	193,584	44,372
Ser. 383, Class 72, IO, 6 1/2s, 2037	762,523	147,739
Ser. 383, Class 77, IO, 6 1/2s, 2037	115,048	25,739
Ser. 383, Class 78, IO, 6 1/2s, 2037	118,018	22,042
Ser. 383, Class 73, IO, 6 1/2s, 2037	259,935	48,738
Ser. 383, Class 76, IO, 6 1/2s, 2037	157,186	35,578
Ser. 383, Class 70, IO, 6 1/2s, 2037	403,209	77,114
Ser. 383, Class 74, IO, 6 1/2s, 2037	214,969	40,038
Ser. 383, Class 71, IO, 6 1/2s, 2036	171,038	36,405
Ser. 383, Class 75, IO, 6 1/2s, 2036	137,193	30,214
Ser. 371, Class 2, IO, 6 1/2s, 2036	10,826,904	2,395,452
Ser. 383, Class 101, IO, 6 1/2s, 2022	72,198	13,405
Ser. 389, Class 6, IO, 6s, 2038	186,687	39,671
Ser. 08-76, Class JI, IO, 6s, 2038	1,316,807	253,485
Ser. 386, Class 10, IO, 6s, 2038	104,204	22,141
Ser. 386, Class 11, IO, 6s, 2038	92,431	17,306
Ser. 383, Class 41, IO, 6s, 2038	1,156,015	213,863
Ser. 383, Class 42, IO, 6s, 2038	835,878	152,548
Ser. 383, Class 43, IO, 6s, 2038	755,179	139,708
Ser. 383, Class 44, IO, 6s, 2038	690,207	126,826
Ser. 383, Class 45, IO, 6s, 2038	531,831	97,724
Ser. 383, Class 46, IO, 6s, 2038	461,709	84,839
Ser. 383, Class 47, IO, 6s, 2038	409,263	78,783
Ser. 383, Class 48, IO, 6s, 2038	367,187	70,683
Ser. 383, Class 52, IO, 6s, 2038	148,753	31,752
Ser. 386, Class 9, IO, 6s, 2038	662,452	115,101
Ser. 383, Class 28, IO, 6s, 2038	1,382,324	266,097
Ser. 383, Class 29, IO, 6s, 2038	1,242,916	239,261
Ser. 383, Class 30, IO, 6s, 2038	916,936	176,510
Ser. 383, Class 31, IO, 6s, 2038	808,772	155,689
Ser. 383, Class 32, IO, 6s, 2038	627,466	120,787
Ser. 383, Class 33, IO, 6s, 2038	536,714	104,659
Ser. 383, Class 37, IO, 6s, 2038	208,223	46,192

Ser. 386, Class 7, IO, 6s, 2038	810,368	158,022
Ser. 383, Class 34, IO, 6s, 2037	217,157	42,346
Ser. 383, Class 35, IO, 6s, 2037	179,155	37,889
Ser. 383, Class 36, IO, 6s, 2037	141,262	29,767
Ser. 383, Class 38, IO, 6s, 2037	88,354	18,731
Ser. 383, Class 50, IO, 6s, 2037	250,542	45,411
Ser. 386, Class 6, IO, 6s, 2037	388,980	71,961
Ser. 383, Class 49, IO, 6s, 2037	188,225	39,692
Ser. 383, Class 51, IO, 6s, 2037	194,397	40,788
Ser. 383, Class 53, IO, 6s, 2037	85,636	18,058
Ser. 383, Class 57, IO, 6s, 2037	119,130	22,614
Ser. 383, Class 100, IO, 6s, 2022	77,585	15,377
Ser. 383, Class 98, IO, 6s, 2022	205,081	43,047
Ser. 383, Class 99, IO, 6s, 2022	90,228	17,860
Ser. 383, Class 18, IO, 5 1/2s, 2038	728,400	142,038
Ser. 383, Class 19, IO, 5 1/2s, 2038	663,700	128,592
Ser. 383, Class 25, IO, 5 1/2s, 2038	113,741	25,855
Ser. 386, Class 4, IO, 5 1/2s, 2037	164,825	40,863
Ser. 386, Class 5, IO, 5 1/2s, 2037	105,361	23,459
Ser. 383, Class 15, IO, 5 1/2s, 2037	100,761	23,354
Ser. 383, Class 4, IO, 5 1/2s, 2037	1,015,740	203,148
Ser. 383, Class 5, IO, 5 1/2s, 2037	644,960	130,604
Ser. 383, Class 6, IO, 5 1/2s, 2037	579,607	117,370
Ser. 383, Class 7, IO, 5 1/2s, 2037	570,728	115,572
Ser. 383, Class 8, IO, 5 1/2s, 2037	231,244	49,139
Ser. 383, Class 9, IO, 5 1/2s, 2037	220,883	46,938
Ser. 383, Class 20, IO, 5 1/2s, 2037	411,205	83,269
Ser. 383, Class 21, IO, 5 1/2s, 2037	389,095	78,792
Ser. 383, Class 22, IO, 5 1/2s, 2037	263,569	55,349
Ser. 383, Class 23, IO, 5 1/2s, 2037	237,581	49,298
Ser. 383, Class 24, IO, 5 1/2s, 2037	166,194	38,513
Ser. 383, Class 26, IO, 5 1/2s, 2037	122,233	30,027
Ser. 379, Class 2, IO, 5 1/2s, 2037	2,560,916	585,425
Ser. 363, Class 2, IO, 5 1/2s, 2035	1,487,711	349,910
Ser. 383, Class 95, IO, 5 1/2s, 2022	326,918	48,220
Ser. 383, Class 97, IO, 5 1/2s, 2022	137,336	26,850
Ser. 383, Class 94, IO, 5 1/2s, 2022	164,729	34,623
Ser. 383, Class 96, IO, 5 1/2s, 2022	178,239	35,940
Ser. 383, Class 2, IO, 5s, 2037	109,204	25,303
Ser. 377, Class 2, IO, 5s, 2036	1,581,178	374,581
Ser. 383, Class 92, IO, 5s, 2022	142,739	28,901
Ser. 383, Class 93, IO, 5s, 2022	85,810	16,785
Ser. 03-W17, Class 12, IO, 1.147s, 2033	1,670,605	64,311
Ser. 00-T6, IO, 0.768s, 2030	2,724,737	39,795
Ser. 03-W10, Class 3A, IO, 0.703s, 2043	2,920,940	60,086
Ser. 03-W10, Class 1A, IO, 0.66s, 2043	2,438,564	40,362
Ser. 02-T18, IO, 0.514s, 2042	4,617,453	56,328
Ser. 06-117, Class OA, Principal only (PO), zero %,
2036	78,075	63,391
Ser. 06-56, Class XF, zero %, 2036	75,092	77,823
Ser. 04-38, Class AO, PO, zero %, 2034	294,144	204,430
Ser. 04-61, Class CO, PO, zero %, 2031	301,694	238,338
Ser. 99-51, Class N, PO, zero %, 2029	49,818	41,847
Ser. 07-15, Class IM, IO, zero %, 2009	859,212	62
Ser. 07-16, Class TS, IO, zero %, 2009	3,525,890	248
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
IFB Ser. T-56, Class 2ASI, IO, 4.893s, 2043	566,583	61,814
Ser. T-58, Class 4A, 7 1/2s, 2043	2,337	2,475
Ser. T-60, Class 1A2, 7s, 2044	1,053,854	1,118,517
Ser. T-57, Class 1AX, IO, 0.451s, 2043	1,321,968	13,981
FFCA Secured Lending Corp. 144A Ser. 00-1, Class X,
IO, 1.322s, 2020 (F)	4,254,400	270,053
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E,
8.026s, 2039	277,150	277,150
First Union Commercial Mortgage Trust 144A Ser. 99-C1,
Class G, 5.35s, 2035	351,000	210,936
First Union-Lehman Brothers Commercial Mortgage Trust
II Ser. 97-C2, Class G, 7 1/2s, 2029	447,000	386,945
Freddie Mac
FRB Ser. 3345, Class TY, zero %, 2037	165,222	161,520
FRB Ser. 3326, Class XF, zero %, 2037	128,801	113,214
FRB Ser. 3235, Class TP, zero %, 2036	65,721	58,295
FRB Ser. 3283, Class KF, zero %, 2036	64,924	52,024
FRB Ser. 3226, Class YW, zero %, 2036	259,427	226,724
FRB Ser. 3332, Class UA, zero %, 2036	68,457	63,974
FRB Ser. 3251, Class TC, zero %, 2036	635,249	643,894
FRB Ser. 3130, Class JF, zero %, 2036	239,548	249,167
FRB Ser. 3326, Class WF, zero %, 2035	127,730	106,716
FRB Ser. 3030, Class EF, zero %, 2035	66,957	65,517
FRB Ser. 3412, Class UF, zero %, 2035	351,724	296,462
FRB Ser. 2980, Class TY, zero %, 2035	34,531	28,191
FRB Ser. 3112, Class XM, zero %, 2034	41,019	41,884
IFB Ser. 3153, Class JS, 20.663s, 2036	491,711	565,167
IFB Ser. 3182, Class PS, 18.65s, 2032	142,555	164,477
IFB Ser. 3182, Class SP, 18.65s, 2032	337,676	339,154
IFB Ser. 3393, Class JS, 18.059998s, 2032	497,998	506,474
IFB Ser. 3081, Class DC, 17.966s, 2035	325,743	346,096
IFB Ser. 3211, Class SI, IO, 17.207s, 2036	317,383	153,822
IFB Ser. 3114, Class GK, 16.45s, 2036	227,754	242,378
IFB Ser. 2979, Class AS, 15.152s, 2034	144,079	149,589
IFB Ser. 3149, Class SU, 12.822s, 2036	317,218	306,012
IFB Ser. 3065, Class DC, 12.398s, 2035	535,693	517,801
IFB Ser. 3012, Class FS, 10.656s, 2035	425,082	428,274
IFB Ser. 3184, Class SP, IO, 4.863s, 2033	1,586,401	131,527

IFB Ser. 2882, Class LS, IO, 4.713s, 2034	507,409	45,161
IFB Ser. 3203, Class SH, IO, 4.653s, 2036	900,815	92,157
IFB Ser. 2594, Class SE, IO, 4.563s, 2030	289,630	22,148
IFB Ser. 2828, Class TI, IO, 4.563s, 2030	451,158	33,957
IFB Ser. 3397, Class GS, IO, 4.513s, 2037	724,930	55,383
IFB Ser. 3297, Class BI, IO, 4.273s, 2037	2,852,973	248,505
IFB Ser. 3287, Class SD, IO, 4.263s, 2037	1,001,871	83,935
IFB Ser. 3281, Class BI, IO, 4.263s, 2037	505,243	46,464
IFB Ser. 3281, Class CI, IO, 4.263s, 2037	495,914	45,675
IFB Ser. 3249, Class SI, IO, 4.263s, 2036	447,598	36,116
IFB Ser. 3028, Class ES, IO, 4.263s, 2035	2,402,704	215,191
IFB Ser. 3042, Class SP, IO, 4.263s, 2035	754,521	55,133
IFB Ser. 3045, Class DI, IO, 4.243s, 2035	2,776,051	208,964
IFB Ser. 3236, Class ES, IO, 4.213s, 2036	87,654	6,943
IFB Ser. 3136, Class NS, IO, 4.213s, 2036	671,312	52,033
IFB Ser. 3107, Class DC, IO, 4.213s, 2035	2,594,492	230,858
IFB Ser. 2950, Class SM, IO, 4.213s, 2016	372,394	31,146
IFB Ser. 3256, Class S, IO, 4.203s, 2036	1,723,525	144,345
IFB Ser. 3031, Class BI, IO, 4.202s, 2035	476,066	37,954
IFB Ser. 3370, Class TS, IO, 4.183s, 2037	3,232,312	239,772
IFB Ser. 3244, Class SB, IO, 4.173s, 2036	729,086	51,355
IFB Ser. 3244, Class SG, IO, 4.173s, 2036	845,657	70,390
IFB Ser. 3236, Class IS, IO, 4.163s, 2036	1,425,991	104,276
IFB Ser. 3033, Class SG, IO, 4.163s, 2035	788,952	57,049
IFB Ser. 3114, Class TS, IO, 4.163s, 2030	2,831,660	223,288
IFB Ser. 3128, Class JI, IO, 4.143s, 2036	297,832	24,385
IFB Ser. 3240, Class S, IO, 4.133s, 2036	2,659,828	224,021
IFB Ser. 3229, Class BI, IO, 4.133s, 2036	94,404	7,401
IFB Ser. 3153, Class JI, IO, 4.133s, 2036	1,328,069	84,664
IFB Ser. 3065, Class DI, IO, 4.133s, 2035	371,061	28,980
IFB Ser. 3145, Class GI, IO, 4.113s, 2036	242,744	21,088
IFB Ser. 3218, Class AS, IO, 4.093s, 2036	945,304	73,762
IFB Ser. 3221, Class SI, IO, 4.093s, 2036	1,155,574	86,320
IFB Ser. 3424, Class XI, IO, 4.083s, 2036	1,889,076	139,141
IFB Ser. 3202, Class PI, IO, 4.053s, 2036	3,191,341	256,067
IFB Ser. 3355, Class MI, IO, 4.013s, 2037	806,492	60,319
IFB Ser. 3201, Class SG, IO, 4.013s, 2036	1,461,244	110,521
IFB Ser. 3203, Class SE, IO, 4.013s, 2036	1,306,581	100,142
IFB Ser. 3238, Class LI, IO, 4.003s, 2036	963,117	76,806
IFB Ser. 3171, Class PS, IO, 3.998s, 2036	1,224,362	95,653
IFB Ser. 3152, Class SY, IO, 3.993s, 2036	2,350,940	214,584
IFB Ser. 3366, Class SA, IO, 3.963s, 2037	1,781,173	137,168
IFB Ser. 3284, Class BI, IO, 3.963s, 2037	825,786	59,239
IFB Ser. 3260, Class SA, IO, 3.963s, 2037	865,787	57,375
IFB Ser. 3199, Class S, IO, 3.963s, 2036	2,138,973	179,392
IFB Ser. 3284, Class LI, IO, 3.953s, 2037	2,577,216	195,500
IFB Ser. 3281, Class AI, IO, 3.943s, 2037	3,217,189	264,721
IFB Ser. 3311, Class EI, IO, 3.923s, 2037	971,923	79,720
IFB Ser. 3311, Class IA, IO, 3.923s, 2037	1,354,084	115,351
IFB Ser. 3311, Class IB, IO, 3.923s, 2037	1,354,084	115,350
IFB Ser. 3311, Class IC, IO, 3.923s, 2037	1,354,084	115,350
IFB Ser. 3311, Class ID, IO, 3.923s, 2037	1,354,084	115,350
IFB Ser. 3311, Class IE, IO, 3.923s, 2037	2,037,708	173,586
IFB Ser. 3311, Class PI, IO, 3.923s, 2037	1,261,680	104,400
IFB Ser. 3375, Class MS, IO, 3.913s, 2037	5,037,141	361,279
IFB Ser. 3240, Class GS, IO, 3.893s, 2036	1,595,179	126,214
IFB Ser. 3416, Class BI, IO, 3.763s, 2038	3,752,085	272,927
IFB Ser. 3339, Class TI, IO, 3.653s, 2037	1,977,925	133,765
IFB Ser. 3284, Class CI, IO, 3.633s, 2037	4,008,836	274,645
IFB Ser. 3016, Class SQ, IO, 3.623s, 2035	989,129	54,082
IFB Ser. 3397, Class SQ, IO, 3.483s, 2037	1,904,949	114,068
IFB Ser. 3226, Class YS, IO, 3.363s, 2036	2,785,893	92,715
IFB Ser. 3424, Class UI, IO, 3.273s, 2037	1,314,979	76,956
IFB Ser. 248, IO, 5 1/2s, 2037	955,508	216,631
Ser. 3226, Class YI, IO, zero %, 2036	2,785,893	106,418
Ser. 246, PO, zero %, 2037	214,715	174,489
Ser. 3292, Class OA, PO, zero %, 2037	106,255	73,805
Ser. 3300, PO, zero %, 2037	550,910	426,955
Ser. 3139, Class CO, PO, zero %, 2036	75,530	60,842
Ser. 2587, Class CO, PO, zero %, 2032	179,810	148,559
GE Capital Commercial Mortgage Corp. 144A
FRB Ser. 00-1, Class F, 7.787s, 2033	134,000	130,930
Ser. 00-1, Class G, 6.131s, 2033	468,000	294,840
GMAC Commercial Mortgage Securities, Inc. 144A Ser.
99-C3, Class G, 6.974s, 2036	418,345	399,107
Government National Mortgage Association
FRB Ser. 07-41, Class SA, 21.075s, 2037	97,047	115,548
FRB Ser. 07-71, Class TA, zero %, 2037	281,337	273,862
FRB Ser. 07-71, Class UC, zero %, 2037	70,849	76,536
FRB Ser. 07-61, Class YC, zero %, 2037	414,745	413,383
FRB Ser. 07-33, Class TB, zero %, 2037	362,457	325,724
FRB Ser. 07-6, Class TD, zero %, 2037	354,635	328,494
FRB Ser. 98-2, Class EA, PO, zero %, 2028	46,472	39,561
IFB Ser. 07-51, Class SP, 20.355s, 2037	84,269	97,192
IFB Ser. 05-66, Class SP, 12.54s, 2035	315,084	309,916
IFB Ser. 08-42, Class AI, IO, 5.202s, 2038	6,680,937	693,561
IFB Ser. 04-59, Class SC, IO, 4.712s, 2034	603,902	56,921
IFB Ser. 04-26, Class IS, IO, 4.712s, 2034	1,141,885	72,133
IFB Ser. 07-47, Class SA, IO, 4.612s, 2036	1,545,658	157,485
IFB Ser. 08-29, Class SA, IO, 4.593s, 2038	6,018,927	516,105
IFB Ser. 07-35, Class NY, IO, 4.412s, 2035	1,741,183	131,940
IFB Ser. 07-26, Class SD, IO, 4.312s, 2037	1,379,704	93,992
IFB Ser. 07-2, Class SA, IO, 4.193s, 2037	145,495	11,891
IFB Ser. 06-69, Class SI, IO, 4.193s, 2036	1,141,713	92,905
IFB Ser. 06-61, Class SM, IO, 4.193s, 2036	1,951,876	159,143

IFB Ser. 06-62, Class SI, IO, 4.193s, 2036	945,980	77,523
IFB Ser. 07-1, Class SL, IO, 4.173s, 2037	423,282	34,420
IFB Ser. 07-1, Class SM, IO, 4.163s, 2037	423,282	34,329
IFB Ser. 07-48, Class SB, IO, 4.162s, 2037	1,157,511	75,288
IFB Ser. 06-62, Class SA, IO, 4.153s, 2036	1,367,069	107,759
IFB Ser. 06-64, Class SB, IO, 4.153s, 2036	1,354,582	109,655
IFB Ser. 05-68, Class PU, IO, 4.113s, 2032	964,900	98,290
IFB Ser. 07-74, Class SI, IO, 4.082s, 2037	1,588,294	144,464
IFB Ser. 07-17, Class AI, IO, 4.062s, 2037	3,467,889	256,638
IFB Ser. 07-78, Class SA, IO, 4.042s, 2037	5,467,593	347,761
IFB Ser. 08-2, Class SM, IO, 4.012s, 2038	3,907,076	255,605
IFB Ser. 07-9, Class AI, IO, 4.012s, 2037	1,684,958	117,068
IFB Ser. 07-49, Class NY, IO, 3.913s, 2035	2,911,164	220,975
IFB Ser. 08-40, Class SA, IO, 3.912s, 2038	13,988,946	983,535
IFB Ser. 05-71, Class SA, IO, 3.872s, 2035	3,106,914	225,885
IFB Ser. 07-25, Class KS, IO, 3.712s, 2037	1,770,672	119,869
IFB Ser. 07-21, Class S, IO, 3.712s, 2037	78,255	4,639
IFB Ser. 07-31, Class AI, IO, 3.692s, 2037	981,484	80,248
IFB Ser. 07-26, Class SG, IO, 3.663s, 2037	1,406,081	111,182
IFB Ser. 07-62, Class S, IO, 3.662s, 2037	1,829,429	109,816
IFB Ser. 07-9, Class BI, IO, 3.633s, 2037	2,666,427	181,019
IFB Ser. 07-31, Class CI, IO, 3.623s, 2037	727,555	50,007
IFB Ser. 07-25, Class SA, IO, 3.613s, 2037	974,736	67,629
IFB Ser. 07-25, Class SB, IO, 3.613s, 2037	1,977,383	135,965
IFB Ser. 07-22, Class S, IO, 3.613s, 2037	786,642	68,618
IFB Ser. 07-11, Class SA, IO, 3.613s, 2037	768,085	59,170
IFB Ser. 07-14, Class SB, IO, 3.613s, 2037	736,406	54,313
IFB Ser. 06-69, Class SA, IO, 3.613s, 2036	2,196,204	151,282
IFB Ser. 05-84, Class AS, IO, 3.613s, 2035	2,682,518	213,449
IFB Ser. 07-43, Class SC, IO, 3.612s, 2037	1,334,697	76,835
IFB Ser. 07-40, Class SB, IO, 3.563s, 2037	2,224,358	144,534
IFB Ser. 07-40, Class SC, IO, 3.563s, 2037	118,652	8,126
IFB Ser. 07-40, Class SD, IO, 3.563s, 2037	118,652	8,126
IFB Ser. 07-40, Class SE, IO, 3.563s, 2037	118,652	8,126
IFB Ser. 07-42, Class SC, IO, 3.563s, 2037	230,807	15,094
IFB Ser. 07-51, Class SJ, IO, 3.563s, 2037	975,676	79,419
IFB Ser. 07-53, Class SY, IO, 3.548s, 2037	2,650,448	232,688
IFB Ser. 07-41, Class SM, IO, 3.513s, 2037	335,463	20,966
IFB Ser. 07-41, Class SN, IO, 3.513s, 2037	342,340	21,396
IFB Ser. 07-58, Class PS, IO, 3.513s, 2037	786,872	61,293
IFB Ser. 04-88, Class S, IO, 3.513s, 2032	1,370,761	85,224
IFB Ser. 07-40, Class SG, IO, 3.493s, 2037	262,112	17,401
IFB Ser. 07-59, Class PS, IO, 3.483s, 2037	766,269	55,764
IFB Ser. 07-59, Class SP, IO, 3.483s, 2037	264,363	19,636
IFB Ser. 06-38, Class SG, IO, 3.463s, 2033	2,939,420	181,319
IFB Ser. 07-45, Class QA, IO, 3.453s, 2037	230,375	15,118
IFB Ser. 07-45, Class QB, IO, 3.413s, 2037	230,375	13,823
IFB Ser. 07-53, Class SG, IO, 3.413s, 2037	567,008	36,064
IFB Ser. 07-51, Class SG, IO, 3.393s, 2037	4,849,302	305,490
IFB Ser. 08-3, Class SA, IO, 3.363s, 2038	1,772,302	108,449
IFB Ser. 07-79, Class SY, IO, 3.363s, 2037	3,541,836	203,656
IFB Ser. 07-64, Class AI, IO, 3.363s, 2037	3,809,999	230,665
IFB Ser. 07-53, Class ES, IO, 3.363s, 2037	836,770	46,512
IFB Ser. 08-2, Class SB, IO, 3.333s, 2038	5,013,911	284,755
IFB Ser. 07-10, Class SB, IO, 3.333s, 2037	6,141,233	428,654
IFB Ser. 08-4, Class SA, IO, 3.329s, 2038	9,706,668	596,698
IFB Ser. 07-9, Class DI, IO, 3.323s, 2037	1,358,973	81,688
IFB Ser. 07-57, Class QA, IO, 3.313s, 2037	1,985,600	124,848
IFB Ser. 07-58, Class SA, IO, 3.313s, 2037	1,243,358	72,867
IFB Ser. 07-58, Class SC, IO, 3.313s, 2037	1,506,559	82,581
IFB Ser. 07-59, Class SC, IO, 3.313s, 2037	319,107	20,836
IFB Ser. 07-59, Class SA, IO, 3.313s, 2037	5,915,805	375,126
IFB Ser. 07-61, Class SA, IO, 3.313s, 2037	1,060,470	64,332
IFB Ser. 07-53, Class SC, IO, 3.313s, 2037	897,905	48,088
IFB Ser. 06-26, Class S, IO, 3.313s, 2036	8,422,633	596,491
IFB Ser. 08-15, Class CI, IO, 3.303s, 2038	8,003,686	485,552
IFB Ser. 07-58, Class SD, IO, 3.303s, 2037	1,463,054	80,221
IFB Ser. 08-9, Class SK, IO, 3.293s, 2038	3,116,390	211,936
IFB Ser. 08-6, Class SC, IO, 3.288s, 2038	8,104,372	443,941
IFB Ser. 07-59, Class SD, IO, 3.283s, 2037	430,477	24,555
IFB Ser. 06-49, Class SA, IO, 3.273s, 2036	2,613,429	165,401
IFB Ser. 05-65, Class SI, IO, 3.163s, 2035	1,047,758	65,237
IFB Ser. 06-7, Class SB, IO, 3.133s, 2036	275,773	16,449
IFB Ser. 06-16, Class SX, IO, 3.103s, 2036	2,954,848	197,308
IFB Ser. 07-17, Class IB, IO, 3.063s, 2037	746,838	39,602
IFB Ser. 06-10, Class SM, IO, 3.063s, 2036	1,339,130	88,166
IFB Ser. 06-14, Class S, IO, 3.063s, 2036	1,172,133	74,020
IFB Ser. 05-57, Class PS, IO, 3.063s, 2035	1,884,774	112,356
IFB Ser. 06-11, Class ST, IO, 3.053s, 2036	737,226	43,608
IFB Ser. 07-27, Class SD, IO, 3.013s, 2037	701,016	40,772
IFB Ser. 07-19, Class SJ, IO, 3.013s, 2037	1,185,623	64,938
IFB Ser. 07-23, Class ST, IO, 3.013s, 2037	1,545,198	83,645
IFB Ser. 07-9, Class CI, IO, 3.013s, 2037	1,752,404	99,297
IFB Ser. 07-7, Class EI, IO, 3.013s, 2037	787,965	44,012
IFB Ser. 07-7, Class JI, IO, 3.013s, 2037	2,108,536	115,970
IFB Ser. 07-1, Class S, IO, 3.013s, 2037	1,631,995	89,717
IFB Ser. 07-3, Class SA, IO, 3.013s, 2037	1,560,573	87,316
IFB Ser. 05-17, Class S, IO, 2.993s, 2035	1,502,324	91,617
IFB Ser. 05-3, Class SN, IO, 2.913s, 2035	4,102,082	248,208
IFB Ser. 04-41, Class SG, IO, 2.813s, 2034	4,086,589	147,922
Ser. 07-17, Class CI, IO, 7 1/2s, 2037	564,992	129,948
Ser. 99-31, Class MP, PO, zero %, 2029	142,686	118,953
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.993s, 2045	295,000	277,606
Ser. 06-GG6, Class A2, 5.506s, 2038	1,099,000	1,072,294

HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (Cayman Islands)		65,154	6,515
HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1,
6.133s, 2037		3,312,784	2,385,205
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
3.317s, 2037		318,644	262,408
IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR25, Class 5A1, 6.313s, 2036		747,435	461,365
FRB Ser. 07-AR15, Class 1A1, 6.225s, 2037		1,851,140	1,240,264
FRB Ser. 07-AR9, Class 2A1, 6.039s, 2037		1,900,324	1,273,217
FRB Ser. 07-AR11, Class 1A1, 5.64s, 2037		1,018,690	621,401
FRB Ser. 05-AR31, Class 3A1, 5.633s, 2036		3,406,739	2,316,582
JPMorgan Alternative Loan Trust
FRB Ser. 06-A3, Class 2A1, 6.068s, 2036		1,190,680	842,512
FRB Ser. 06-A1, Class 5A1, 5.94s, 2036		1,326,410	928,487
FRB Ser. 06-A6, Class 1A1, 3.367s, 2036 (F)		1,179,005	703,803
JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-LD12, Class AM, 6.261s, 2051		540,000	443,561
FRB Ser. 07-LD12, Class A3, 6.189s, 2051		2,582,000	2,419,825
FRB Ser. 07-LD11, Class A3, 6.007s, 2049		368,000	328,882
Ser. 07-CB20, Class A3, 5.863s, 2051		739,000	679,304
Ser. 07-CB20, Class A4, 5.794s, 2051		477,000	419,164
Ser. 08-C2, Class X, IO, 0.647s, 2051		54,589,170	1,407,309
JPMorgan Chase Commercial Mortgage Securities Corp.
144A Ser. 07-CB20, Class X1, IO, 0.068s, 2051		53,205,091	540,564
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031		199,915	156,613
Ser. 98-C4, Class J, 5.6s, 2035		379,000	325,131
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2012		804,000	754,987
Ser. 07-C7, Class XW, IO, 0.526s, 2045		51,584,935	1,109,061
LB-UBS Commercial Mortgage Trust 144A Ser. 07-C7,
Class XCL, IO, 0.086s, 2045		21,777,107	208,233
Lehman Mortgage Trust
IFB Ser. 07-5, Class 4A3, 20.839s, 2037		543,640	489,276
IFB Ser. 07-5, Class 8A2, IO, 4.513s, 2036		941,955	84,061
IFB Ser. 07-4, Class 3A2, IO, 3.993s, 2037		865,974	72,065
IFB Ser. 06-5, Class 2A2, IO, 3.943s, 2036		1,762,962	127,815
IFB Ser. 07-2, Class 2A13, IO, 3.483s, 2037		1,499,558	112,467
IFB Ser. 06-9, Class 2A2, IO, 3.413s, 2037		1,730,892	135,347
IFB Ser. 06-7, Class 2A4, IO, 3.343s, 2036		2,853,550	199,748
IFB Ser. 06-7, Class 2A5, IO, 3.343s, 2036		2,677,067	187,395
IFB Ser. 06-6, Class 1A2, IO, 3.293s, 2036		1,066,939	74,686
IFB Ser. 06-6, Class 1A3, IO, 3.293s, 2036		1,541,122	107,879
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040 (Canada)		463,000	208,350
Ser. 04-1A, Class K, 5.45s, 2040 (Canada)		167,000	66,800
Ser. 04-1A, Class L, 5.45s, 2040 (Canada)		76,000	28,880
MASTR Adjustable Rate Mortgages Trust FRB Ser. 04-13,
Class 3A6, 3.788s, 2034		190,000	151,050
MASTR Alternative Loans Trust Ser. 06-3, Class 1A1,
6 1/4s, 2036		1,183,144	887,358
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.119s, 2049		43,524,386	531,087
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 05-A9, Class 3A1, 5.278s, 2035		285,252	288,805
Ser. 96-C2, Class JS, IO, 2.261s, 2028		887,866	63,980
Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3,
5.829s, 2050		196,000	186,884
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A2, 6.119s, 2049		358,000	345,236
Mezz Cap Commercial Mortgage Trust Ser. 07-C5,
Class X, 4.867s, 2017		2,113,308	361,232
Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3, 6.458s, 2043		611,000	595,639
FRB Ser. 07-IQ14, Class AM, 5.877s, 2049		218,000	172,907
Ser. 98-CF1, Class E, 7.35s, 2032		915,000	910,191
Morgan Stanley Capital I 144A
FRB Ser. 04-RR, Class F7, 6s, 2039		1,380,000	759,000
Ser. 07-HQ13, Class X1, IO, 0.822s, 2044		23,485,083	621,650
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 4.852s, 2035		843,220	571,282
Mortgage Capital Funding, Inc. Ser. 97-MC2, Class X,
IO, 1.988s, 2012		2,431	--
Permanent Financing PLC 144A FRB Ser. 9A, Class 3A,
2.917s, 2033 (United Kingdom)		1,183,000	1,070,862
Permanent Master Issuer PLC FRB Ser. 07-1, Class 4A,
2.871s, 2033 (United Kingdom)		1,428,000	1,361,955
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2010		157,000	92,214
Residential Asset Securitization Trust
IFB Ser. 07-A3, Class 2A2, IO, 3.483s, 2037		3,437,135	223,414
Ser. 07-A5, Class 2A3, 6s, 2037		2,670,269	1,869,189
Residential Mortgage Securities 144A FRB Ser. 20A,
Class B1A, 6.509s, 2038 (United Kingdom)	GBP	68,964	73,579
SBA CMBS Trust 144A Ser. 05-1A, Class E, 6.706s, 2035		$222,000	187,175
STRIPS 144A
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)		133,000	91,770
Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)		158,000	102,700
Ser. 04-1A, Class M, 5s, 2018 (Cayman Islands)		143,000	91,520
Ser. 04-1A, Class N, 5s, 2018 (Cayman Islands)		137,000	79,460
Structured Adjustable Rate Mortgage Loan Trust FRB
Ser. 06-9, Class 1A1, 5.715s, 2036		896,789	583,431
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 2.541s, 2037		2,782,382	170,421

Ser. 07-4, Class 1A4, IO, 1s, 2037		2,984,414	70,036
Structured Asset Securities Corp. 144A Ser. 07-RF1,
Class 1A, IO, 3.317s, 2037		3,883,460	169,901
Titan Europe PLC 144A
FRB Ser. 05-CT2A, Class E, 7.095s, 2014 (Ireland)	GBP	165,399	264,407
FRB Ser. 05-CT1A, Class D, 7.095s, 2014 (Ireland)	GBP	328,253	472,329
URSUS EPC 144A FRB Ser. 1-A, Class D, 6.938s, 2012
(Ireland)	GBP	178,921	279,605
Wachovia Bank Commercial Mortgage Trust
Ser. 07-C30, Class A3, 5.246s, 2043		$4,186,000	3,865,664
Ser. 07-C34, IO, 0.356s, 2046		14,088,855	298,261
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser.
05-WL5A, Class L, 5.788s, 2018		363,000	326,700
Wells Fargo Mortgage Backed Securities Trust Ser.
05-AR13, Class 1A4, IO, 0.742s, 2035		7,348,330	49,601

Total collateralized mortgage obligations (cost $157,049,317)			$150,071,973

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (21.2%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.7%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from August 20, 2037 to
October 20, 2037		$2,678,713	$2,746,203
			2,746,203

U.S. Government Agency Mortgage Obligations (20.5%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6s, with due dates from May 1, 2021 to
September 1, 2021		491,310	500,622
Federal National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from October 1, 2033 to
November 1, 2037		5,307,339	5,447,810
6 1/2s, TBA, October 1, 2034		1,000,000	1,024,844
6s, with due dates from May 1, 2035 to
September 1, 2037		5,360,431	5,436,721
6s, May 1, 2021		1,223,597	1,248,642
6s, TBA, October 1, 2034		8,000,000	8,096,250
5 1/2s, December 1, 2037		1,838,573	1,833,330
5 1/2s, with due dates from February 1, 2020 to
March 1, 2021		1,007,874	1,018,075
5s, with due dates from December 1, 2019 to
June 1, 2021		417,454	415,908
5s, TBA, November 1, 2038		8,000,000	7,774,375
5s, TBA, October 1, 2034		47,000,000	45,744,216
4 1/2s, with due dates from August 1, 2033 to
May 1, 2034		2,360,824	2,234,207
			80,775,000

Total U.S. government and agency mortgage obligations (cost $83,358,461)			$83,521,203

U.S. TREASURY OBLIGATIONS (5.0%)(a) (cost $16,379,560)
		Principal amount	Value

U.S. Treasury Strip zero %, November 15, 2024		$40,835,000	$19,639,953

CORPORATE BONDS AND NOTES (19.4%)(a)
		Principal amount	Value

Basic Materials (1.3%)
Bayer AG jr. unsec. sub. bond FRB 5s, 2105 (Germany)	EUR	156,000	$170,518
Builders FirstSource, Inc. company guaranty sr. sec.
notes FRN 7.054s, 2012		$220,000	141,900
Compass Minerals International, Inc. sr. disc. notes
Ser. B, 12s, 2013		119,000	123,165
Domtar Corp. company guaranty Ser. *, 7 7/8s, 2011
(Canada)		120,000	119,400
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017		619,000	606,620
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015		311,000	304,003
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
FRN 7.084s, 2015		110,000	104,637
Georgia-Pacific Corp. debs. 9 1/2s, 2011		75,000	74,250
Georgia-Pacific Corp. notes 8 1/8s, 2011		40,000	39,600
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		305,000	314,913
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		185,000	146,150
Huntsman International, LLC company guaranty sr.
unsec. sub. notes 7 7/8s, 2014		759,000	652,740
Momentive Performance Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014		196,000	154,840
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016		165,000	168,585
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 3/8s,
2014		100,000	103,527
NewPage Corp. company guaranty 10s, 2012		312,000	279,240
NewPage Holding Corp. sr. unsec. unsub. notes FRN
9.986s, 2013 (PIK)		67,601	59,827
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		9,000	7,110

Novelis, Inc. company guaranty 7 1/4s, 2015		86,000	74,820
Rhodia SA sr. unsec. FRN 7.713s, 2013 (France)	EUR	350,000	452,176
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	200,000	252,191
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015		$675,000	580,500
Steel Dynamics, Inc. 144A sr. notes 7 3/4s, 2016		133,000	118,370
Stone Container Corp. sr. notes 8 3/8s, 2012		310,000	260,400
			5,309,482

Capital Goods (1.2%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		72,000	67,320
Berry Plastics Corp. company guaranty sr. sec. notes
FRN 7.541s, 2015		645,000	574,050
Bombardier, Inc. 144A sr. unsec. notes FRN 8.09s, 2013
(Canada)	EUR	160,000	223,043
Bombardier, Inc. 144A unsec. notes 6 3/4s, 2012
(Canada)		$1,350,000	1,296,000
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		383,000	377,255
General Cable Corp. company guaranty sr. unsec. notes
FRN 5.166s, 2015		155,000	130,200
Hawker Beechcraft Acquisition Co., LLC sr. sub. notes
9 3/4s, 2017		197,000	176,315
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		55,000	52,800
L-3 Communications Corp. company guaranty sr. unsec.
sub. notes 6 1/8s, 2014		528,000	488,400
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		408,000	369,240
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		469,000	470,648
Owens-Illinois, Inc. debs. 7 1/2s, 2010		79,000	78,210
Ryerson Tull, Inc. 144A sec. notes 12s, 2015		378,000	321,300
			4,624,781

Communication Services (1.3%)
American Tower Corp. 144A sr. notes 7s, 2017		325,000	310,375
Cincinnati Bell, Inc. company guaranty 7s, 2015		442,000	371,280
Cricket Communications, Inc. company guaranty sr.
unsec. notes Ser. *, 9 3/8s, 2014		195,000	181,350
Cricket Communications, Inc. 144A company guaranty sr.
notes 10s, 2015		500,000	477,500
Digicel Group, Ltd. 144A sr. unsec. notes 8 7/8s, 2015
(Jamaica)		200,000	168,000
Digicel, Ltd. 144A sr. unsec. unsub. notes 9 1/4s,
2012 (Jamaica)		200,000	198,000
Inmarsat Finance II PLC company guaranty
stepped-coupon zero % (10 3/8s, 11/15/08), 2012
(United Kingdom) (STP)		581,000	572,285
iPCS, Inc. company guaranty sr. sec. notes FRN 4.926s,
2013		105,000	85,575
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		70,000	65,450
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		110,000	75,350
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		273,000	236,145
Qwest Corp. sr. unsec. notes 7 1/2s, 2014		55,000	47,575
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012		947,000	928,060
Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		148,000	110,260
West Corp. company guaranty 9 1/2s, 2014		95,000	72,675
Wind Aquisition Finance SA notes 9 3/4s, 2015
(Netherlands)	EUR	995,000	1,282,670
			5,182,550

Consumer Cyclicals (2.5%)
Allison Transmission 144A company guaranty 11s, 2015		$65,000	56,550
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014		130,000	39,000
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014		121,000	86,818
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)		238,256	198,944
Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016		220,000	203,500
D.R. Horton, Inc. company guaranty 8s, 2009		172,000	169,205
D.R. Horton, Inc. company guaranty sr. unsub. notes
5s, 2009		236,000	230,100
D.R. Horton, Inc. sr. notes 7 7/8s, 2011		640,000	576,000
FelCor Lodging LP company guaranty 8 1/2s, 2011 (R)		427,000	369,355
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011		503,000	335,948
Ford Motor Credit Co., LLC sr. unsec. notes 9 3/4s,
2010		316,000	237,148
Ford Motor Credit Co., LLC unsec. notes 7 3/8s, 2009		139,000	111,751
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 6.508s, 2014		230,000	190,900
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)		615,000	548,888
Jostens IH Corp. company guaranty 7 5/8s, 2012		454,000	416,545
K. Hovnanian Enterprises, Inc. company guaranty sr.
sec. notes 11 1/2s, 2013		177,000	173,460
Lamar Media Corp. sr. unsec. sub. notes Ser. C,
6 5/8s, 2015		140,000	115,850
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016		205,000	164,000
Levi Strauss & Co. sr. unsec. unsub. notes 9 3/4s, 2015		502,000	419,170
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015		320,000	208,000
Meritage Homes Corp. company guaranty 6 1/4s, 2015		90,000	67,050
Meritage Homes Corp. sr. notes 7s, 2014		32,000	24,640

MGM Mirage, Inc. company guaranty 8 1/2s, 2010		395,000	363,400
MGM Mirage, Inc. company guaranty 6s, 2009		881,000	823,735
NTK Holdings, Inc. sr. disc. notes zero %, 2014		87,000	37,410
Oxford Industries, Inc. sr. notes 8 7/8s, 2011		390,000	352,463
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015		240,000	177,600
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012		251,000	242,529
Pulte Homes, Inc. company guaranty 7 7/8s, 2011		608,000	580,640
Quebecor Media, Inc. sr. unsec. notes Ser. *, 7 3/4s,
2016 (Canada)		60,000	52,500
Realogy Corp. company guaranty sr. notes 11s, 2014
(PIK) (R)		88,000	33,660
Realogy Corp. company guaranty sr. unsec. notes
10 1/2s, 2014 (R)		143,000	62,920
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014		55,000	43,175
Station Casinos, Inc. sr. notes 6s, 2012		290,000	162,400
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014		44,000	34,980
Tenneco, Inc. sr. unsec. notes company guaranty
8 1/8s, 2015		310,000	265,050
Texas Industries, Inc. sr. unsec. notes 7 1/4s, 2013		267,000	232,290
Texas Industries, Inc. 144A company guaranty sr.
unsec. notes 7 1/4s, 2013		272,000	236,640
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014		214,000	121,980
THL Buildco, Inc. (Nortek Holdings, Inc.) 144A sr.
sec. notes 10s, 2013		108,000	95,040
Toll Brothers, Inc. company guaranty sr. unsec. sub.
notes 8 1/4s, 2011		590,000	569,350
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015		166,000	68,060
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009
(In default) (NON)		469,000	14,070
Vertis, Inc. 144A unsec. sub. notes 13 1/2s, 2009 (In
default) (NON)		121,000	1,210
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014		428,000	364,870
			9,878,794

Consumer Staples (2.1%)
Affinity Group, Inc. sr. sub. notes 9s, 2012		445,000	329,300
AMC Entertainment, Inc. company guaranty 11s, 2016		208,000	204,880
AMC Entertainment, Inc. sr. sub. notes 8s, 2014		171,000	147,060
Archibald Candy Corp. company guaranty 10s, 2008 (In
default) (F)(NON)		79,400	11
Avis Budget Car Rental, LLC company guaranty 7 3/4s,
2016		205,000	128,125
CCH I Holdings, LLC company guaranty 12 1/8s, 2015		15,000	5,325
CCH II, LLC sr. unsec. notes 10 1/4s, 2010		190,000	171,000
CCH II, LLC sr. unsec. notes Ser. B, 10 1/4s, 2010		883,000	790,285
Church & Dwight Co., Inc. company guaranty 6s, 2012		349,000	329,805
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)		370,000	355,663
Clear Channel Communications, Inc. sr. unsec. notes
7.65s, 2010		531,000	477,900
Clear Channel Communications, Inc. sr. unsec. notes
5 1/2s, 2014		49,000	15,190
CSC Holdings, Inc. sr. notes 6 3/4s, 2012		394,000	361,003
Del Monte Corp. sr. sub. notes 8 5/8s, 2012		470,000	465,300
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015		860,000	756,800
DirecTV Holdings, LLC 144A sr. notes 7 5/8s, 2016		110,000	99,550
Echostar DBS Corp. company guaranty 6 5/8s, 2014		1,637,000	1,313,693
Grupo Televisa SA sr. unsec. notes 6s, 2018 (Mexico)		265,000	250,099
Liberty Media, LLC sr. notes 5.7s, 2013		116,000	96,479
Liberty Media, LLC sr. unsec. notes 7 7/8s, 2009		139,000	139,432
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014		137,000	130,150
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty stepped-coupon zero % (12 1/2s, 8/1/11), 2016
(STP)		318,000	206,700
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012		302,000	286,900
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012		290,000	290,000
Rite Aid Corp. company guaranty 9 3/8s, 2015		201,000	105,525
Rite Aid Corp. sec. notes 7 1/2s, 2017		230,000	174,800
Sara Lee Corp. sr. unsec. unsub. notes 6 1/4s, 2011		250,000	252,093
United Rentals NA, Inc. company guaranty 6 1/2s, 2012		334,000	278,890
Young Broadcasting, Inc. company guaranty 10s, 2011		177,000	25,665
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014		61,000	9,150
			8,196,773

Energy (2.9%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013		1,110,000	1,043,400
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017		235,000	185,650
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013		903,000	873,653
Complete Production Services, Inc. company guaranty
8s, 2016		380,000	361,000
Comstock Resources, Inc. sr. notes 6 7/8s, 2012		420,000	380,100
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)		175,000	168,000
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015		235,000	216,200
Dong Energy A/S jr. unsec. sub. notes FRN 5 1/2s, 2035
(Denmark)	EUR	156,000	202,728
El Paso Natural Gas Co. debs. 8 5/8s, 2022		$160,000	159,802

Forest Oil Corp. sr. notes 8s, 2011		465,000	465,000
Gaz Capital for Gazprom 144A sr. unsec. notes 7.288s,
2037 (Luxembourg)		240,000	170,400
Gaz Capital SA sr. unsec. notes 7.288s, 2037
(Luxembourg)		335,000	237,850
Gaz Capital SA 144A company guaranty sr. unsec. bond
8.146s, 2018 (Luxembourg)		149,000	132,358
Gaz Capital SA 144A company guaranty sr. unsec. bond
7.343s, 2013 (Luxembourg)		129,000	119,130
Gaz Capital SA 144A sr. unsec. 6.51s, 2022 (Luxembourg)		207,000	149,040
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)		456,000	369,360
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016		325,000	303,875
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014		395,000	360,438
Key Energy Services, Inc. 144A sr. notes 8 3/8s, 2014		150,000	144,000
Lukoil International Finance 144A company guaranty
6.656s, 2022 (Netherlands)		430,000	288,100
Lukoil International Finance 144A company guaranty
6.356s, 2017 (Netherlands)		180,000	136,800
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014		294,000	264,600
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013		245,000	219,275
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011		261,530	271,032
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014		290,000	285,027
Peabody Energy Corp. company guaranty 7 3/8s, 2016 (S)		620,000	595,200
Pemex Finance, Ltd. bonds 9.69s, 2009 (Cayman Islands)		154,000	157,069
Pemex Project Funding Master Trust 144A company
guaranty 6 5/8s, 2035		380,000	348,000
Pemex Project Funding Master Trust 144A company
guaranty 5 3/4s, 2018		480,000	454,224
Pemex Project Funding Master Trust 144A notes 6 5/8s,
2038		75,000	67,973
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013		120,000	112,800
PetroHawk Energy Corp. 144A sr. unsec. unsub. notes
7 7/8s, 2015		100,000	87,000
Petroleum Co. of Trinidad & Tobago Ltd. 144A sr.
unsec. notes 6s, 2022 (Trinidad)		650,000	621,485
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018		205,000	196,800
Petroplus Finance, Ltd. company guaranty 6 3/4s, 2014
(Bermuda)		270,000	228,150
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015		60,000	55,200
Plains Exploration & Production Co. company guaranty
7s, 2017		60,000	52,200
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014		420,000	401,100
SandRidge Energy, Inc. sr. notes 8s, 2018		290,000	249,400
Williams Cos., Inc. (The) sr. unsec. notes 7 5/8s, 2019		320,000	315,200
			11,448,619

Financial (4.5%)
Banco Do Brasil 144A sr. unsec. 5.862s, 2017 (Cayman
Islands)	BRL	393,000	164,064
Banco Nacional de Desenvolvimento Economico e Social
144A sr. unsec. notes 6.369s, 2018 (Brazil)		$160,000	140,800
Bear Stearns Cos., Inc. (The) notes Ser. MTN, 6.95s,
2012		885,000	893,960
Bosphorus Financial Services, Ltd. 144A sec. sr. notes
FRN 4.604s, 2012 (Cayman Islands)		951,125	918,135
GMAC, LLC sr. unsec. unsub. notes 7 3/4s, 2010		66,000	39,518
GMAC, LLC sr. unsec. unsub. notes 7s, 2012		70,000	30,100
GMAC, LLC sr. unsec. unsub. notes 6 7/8s, 2012		471,000	187,212
GMAC, LLC sr. unsec. unsub. notes 6 7/8s, 2011		70,000	31,233
GMAC, LLC sr. unsec. unsub. notes 6 3/4s, 2014		934,000	358,482
GMAC, LLC sr. unsec. unsub. notes 6 5/8s, 2012		510,000	214,200
GMAC, LLC sr. unsec. unsub. notes FRN 5.011s, 2014		52,000	23,588
Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037		215,000	150,500
HSBC Capital Funding LP/ Jersey Channel Islands
company guaranty sub. FRB 5.13s, 2049 (Jersey)	EUR	208,000	229,288
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015		$70,000	55,300
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014		50,000	44,500
iStar Financial, Inc. sr. unsec. notes Ser. B, 4 7/8s,
2009 (R)		80,000	48,000
JPMorgan Chase & Co. 144A sr. unsec. FRN 6.46s, 2017		500,000	446,450
JPMorgan Chase & Co. 144A sr. unsec. notes FRN 9.34s,
2011	RUB	28,000,000	1,090,880
JPMorgan Chase & Co. 144A unsec. unsub. notes 0.18s,
2012	INR	14,000,000	314,821
Lender Processing Services, Inc. 144A sr. unsec. notes
8 1/8s, 2016		$749,000	730,275
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015		105,000	102,113
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017		184,000	167,440
Liberty Mutual Insurance 144A notes 7.697s, 2097		480,000	384,845
Merrill Lynch & Co., Inc. notes 5.45s, 2013		620,000	543,648
Merrill Lynch & Co., Inc. sr. unsec. notes FRN Ser.
MTN, 3s, 2011		265,000	228,977
MetLife Capital Trust X 144A collateral trust FRB
9 1/4s, 2068		700,000	680,319
Morgan Stanley sr. unsec. bonds 6.066s, 2017	BRL	1,360,000	409,065
Nuveen Investments, Inc. 144A sr. notes 10 1/2s, 2015		$161,000	123,970
RSHB Capital SA for OJSC Russian Agricultural Bank

notes 6.299s, 2017 (Luxembourg)	495,000	353,381
RSHB Capital SA for OJSC Russian Agricultural Bank
sub. bonds FRB 6.97s, 2016 (Luxembourg)	250,000	209,990
Russian Agricultural Bank 144A notes 7 3/4s, 2018
(Luxembourg)	370,000	280,904
Russian Agricultural Bank 144A notes 7 1/8s, 2014
(Luxembourg)	370,000	306,175
UBS Luxembourg SA for Sberbank sec. sub. bonds
stepped-coupon 6.23s (7.429s, 2/11/10), 2015
(Luxembourg) (STP)	1,040,000	935,969
USI Holdings Corp. 144A sr. unsec. notes FRN 6.679s,
2014	45,000	34,200
VTB Capital unsec. sub. notes FRN 6.315s, 2015
(Luxembourg)	1,950,000	1,902,420
VTB Capital SA bonds 6 1/4s, 2035 (Luxembourg)	695,000	486,500
VTB Capital SA sr. notes 6 1/4s, 2035 (Luxembourg)	400,000	280,000
VTB Capital SA 144A notes 7 1/2s, 2011 (Luxembourg)	1,000,000	868,070
VTB Capital SA 144A notes 6 7/8s, 2018 (Luxembourg)	781,000	600,394
VTB Capital SA 144A sec. notes 6.609s, 2012
(Luxembourg)	3,315,000	2,751,748
		17,761,434

Health Care (1.5%)
Community Health Systems, Inc. company guaranty
8 7/8s, 2015	490,000	465,500
DaVita, Inc. company guaranty 6 5/8s, 2013	119,000	113,050
Elan Finance PLC/Elan Finance Corp. company guaranty
7 3/4s, 2011 (Ireland)	165,000	152,419
HCA, Inc. company guaranty sr. sec. notes 9 5/8s, 2016
(PIK)	195,000	185,250
HCA, Inc. sr. sec. notes 9 1/4s, 2016	460,000	447,350
HCA, Inc. sr. sec. notes 9 1/8s, 2014	205,000	199,363
HCA, Inc. sr. unsec. notes 6 3/8s, 2015	164,000	129,150
HCA, Inc. sr. unsec. notes 5 3/4s, 2014	202,000	157,560
Omnicare, Inc. company guaranty 6 3/4s, 2013	170,000	154,275
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	460,000	412,850
Select Medical Corp. company guaranty 7 5/8s, 2015	522,000	422,820
Service Corporation International debs. 7 7/8s, 2013	63,000	63,000
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	542,000	509,480
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017	225,000	168,750
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)	160,000	139,200
Tenet Healthcare Corp. notes 7 3/8s, 2013	325,000	295,750
Tenet Healthcare Corp. sr. unsec. unsub. notes 6 3/8s,
2011	447,000	412,358
US Oncology, Inc. company guaranty 9s, 2012	395,000	395,000
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	372,000	358,980
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	260,000	271,050
Ventas Realty LP/Capital Corp. company guaranty
6 3/4s, 2010 (R)	153,000	152,235
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)	135,000	129,600
		5,734,990

Technology (0.8%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	253,000	194,810
Ceridian Corp. 144A sr. unsec. notes 11 1/4s, 2015	227,000	187,275
Compucom Systems, Inc. sr. sub. notes 12 1/2s, 2015	125,000	111,250
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014	378,000	260,820
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016 (S)	278,000	177,920
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 9 1/8s, 2014 (PIK)	276,000	173,880
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	160,000	158,400
Iron Mountain, Inc. company guaranty 6 5/8s, 2016	140,000	131,600
Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020	440,000	427,900
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands)	11,000	6,614
Nortel Networks, Ltd. company guaranty sr. unsec.
notes 10 3/4s, 2016 (Canada)	180,000	110,250
Nortel Networks, Ltd. company guaranty sr. unsec.
notes FRN 7.041s, 2011 (Canada)	195,000	130,163
Nortel Networks, Ltd. 144A sr. unsecd. notes company
guaranty 10 3/4s, 2016 (Canada)	438,000	268,275
Sanmina Corp. company guaranty sr. unsec. sub. notes
6 3/4s, 2013	194,000	169,750
Sanmina Corp. sr. unsec. sub. notes 8 1/8s, 2016	303,000	257,550
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	256,000	230,400
Travelport LLC company guaranty 9 7/8s, 2014	141,000	114,915
Unisys Corp. sr. unsec. unsub. notes 12 1/2s, 2016	204,000	193,800
		3,305,572

Utilities & Power (1.3%)
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017	105,000	94,763
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	178,000	179,780
CMS Energy Corp. sr. notes 7 3/4s, 2010	155,000	159,929
Colorado Interstate Gas Co. debs. 6.85s, 2037	290,000	233,686
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	109,000	102,460

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013		122,000	117,120
Edison Mission Energy sr. unsec. notes 7.2s, 2019		205,000	180,400
Edison Mission Energy sr. unsec. notes 7s, 2017		140,000	126,000
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014		395,000	321,925
Florida Power Corp. 1st mtge. sec. bonds 5.65s, 2018		65,000	62,165
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016		95,000	90,725
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012		1,182,000	1,137,675
NRG Energy, Inc. sr. notes 7 3/8s, 2016		170,000	153,000
Orion Power Holdings, Inc. sr. unsec. notes 12s, 2010		550,000	533,500
PNM Resources, Inc. unsec. unsub. notes 9 1/4s, 2015		208,000	204,880
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 7.2s, 2011		150,000	152,856
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 7s, 2012		255,000	259,188
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 6 3/4s, 2015		24,000	22,987
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs.
7 1/2s, 2017		127,000	123,708
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s,
2028		65,000	55,702
Transcontinental Gas Pipeline Corp. sr. unsec. debs.
7 1/4s, 2026		350,000	336,394
Utilicorp United, Inc. sr. unsec. notes 7.95s, 2011		15,000	15,531
Vattenfall Treasury AB company guaranty unsec. unsub.
FRB 5 1/4s, 2049 (Sweden)	EUR	156,000	194,578
Williams Partners LP/ Williams Partners Finance Corp.
sr. unsec. notes 7 1/4s, 2017		$105,000	97,650
			4,956,602

Total corporate bonds and notes (cost $88,599,199)			$76,399,597

FOREIGN GOVERNMENT BONDS AND NOTES (11.7%)(a)
		Units/Principal
		amount	Value

Argentina (Republic of) bonds 7s, 2013		$281,000	$193,609
Argentina (Republic of) bonds Ser. $ V, 10 1/2s, 2012	ARS	1,080,000	214,650
Argentina (Republic of) bonds FRB zero %, 2013		$2,362,000	1,027,470
Argentina (Republic of) notes Ser. $dis, 8.28s, 2033		957,112	535,983
Argentina (Republic of) sr. unsec. unsub. bonds 7s,
2015		614,000	342,305
Argentina (Republic of) sr. unsec. unsub. bonds FRB
3.127s, 2012		7,478,000	2,710,775
Brazil (Federal Republic of) bonds 6s, 2017		740,000	717,800
Brazil (Federal Republic of) notes zero %, 2017	BRL	2,810	1,224,538
Brazil (Federal Republic of) notes zero %, 2012	BRL	617	295,067
Canada (Government of) bonds Ser. WL43, 5 3/4s, 2029	CAD	585,000	661,435
Colombia (Republic of) notes 10s, 2012 (S)		$1,359,000	1,508,490
Colombia (Republic of) unsec. unsub. bonds 7 3/8s, 2037		510,000	524,025
Colombia (Republic of) unsec. unsub. bonds 7 3/8s, 2017		340,000	355,300
Ecuador (Republic of) bonds Ser. REGS, 12s, 2012		1,868,232	1,709,432
Ecuador (Republic of) regs notes 9 3/8s, 2015		100,000	85,000
Ghana (Republic of) bonds 8 1/2s, 2017		235,000	210,913
Indonesia (Republic of) 144A bonds 6 5/8s, 2037		575,000	449,938
Indonesia (Republic of) 144A sr. unsec. bonds 6 3/4s,
2014		280,000	267,400
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
7 3/4s, 2038		550,000	495,000
Japan (Government of) CPI Linked bonds Ser. 12, 1.2s,
2017	JPY	281,395,200	2,516,994
Japan (Government of) CPI Linked bonds Ser. 8, 1s, 2016	JPY	1,676,492,400	14,940,524
Mexican (Government of) bonds Ser. M 10, 8s, 2015	MXN	12,836,000	1,149,385
Peru (Republic of) bonds 8 3/4s, 2033		$575,000	678,500
Russia (Federation of) 144A unsub. unsec. bonds 5s,
2030 (S)		1,687,144	1,695,579
South Africa (Republic of) notes 5 7/8s, 2022		330,000	283,800
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	26,845,000	4,449,793
Turkey (Republic of) bonds 16s, 2012	TRY	1,340,000	982,877
Ukraine (Government of) 144A bonds 6 3/4s, 2017		$800,000	616,000
Ukraine (Government of) 144A sr. unsub. 6.58s, 2016		430,000	346,688
United Mexican States bonds Ser. MTN, 8.3s, 2031		1,810,000	2,117,700
Venezuela (Republic of) notes 10 3/4s, 2013		1,360,000	1,237,600
Venezuela (Republic of) unsec. note FRN Ser. REGS,
3.791s, 2011		690,000	555,450
Venezuela (Republic of) unsub. bonds 5 3/8s, 2010		1,130,000	997,225

Total foreign government bonds and notes (cost $46,833,592)			$46,097,245

SENIOR LOANS (9.8%)(a)(c)
		Principal amount	Value

Basic Materials (1.0%)
Aleris International, Inc. bank term loan FRN Ser. B,
5 1/4s, 2013		$274,402	$218,607
Domtar Corp. bank term loan FRN 4.804s, 2014 (Canada)		251,569	229,767
Georgia-Pacific, LLC bank term loan FRN Ser. B,
4.544s, 2013		672,730	592,353
Georgia-Pacific, LLC bank term loan FRN Ser. B2,
4.299s, 2012		189,452	166,816
Graphic Packaging Corp. bank term loan FRN Ser. C,
5.981s, 2014		266,072	237,070
Hexion Specialty Chemicals, Inc. bank term loan FRN
Ser. C, 6.063s, 2013		14,813	11,258
Huntsman International, LLC bank term loan FRN Ser. B,
5.459s, 2012		1,155,000	1,007,738
Momentive Performance Materials, Inc. bank term loan

FRN 6s, 2013	262,003	227,025
NewPage Holding Corp. bank term loan FRN 7s, 2014	220,335	199,472
Novelis, Inc. bank term loan FRN Ser. B, 4.81s, 2014	170,156	147,696
Novelis, Inc. bank term loan FRN Ser. B, 4.81s, 2014	374,344	324,930
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. E, 4.299s, 2012	568,200	511,617
		3,874,349

Capital Goods (0.9%)
Allied Waste Industries, Inc. bank term loan FRN
6.82s, 2012	319,585	307,029
Allied Waste Industries, Inc. bank term loan FRN
5.471s, 2012	447,228	429,658
Berry Plastics Holding Corp. bank term loan FRN
4.798s, 2015	98,500	79,440
Graham Packaging Co., LP bank term loan FRN 5.059s,
2011	98,500	87,665
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 2.601s, 2014	47,441	41,290
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 5.762s, 2014	903,819	786,645
Hexcel Corp. bank term loan FRN Ser. B, 4.938s, 2012	197,499	189,599
Manitowoc Co., Inc. (The) bank term loan FRN Ser. B,
6 1/2s, 2014 (U)	550,000	522,775
Mueller Water Products, Inc. bank term loan FRN Ser.
B, 4.908s, 2014	261,032	231,448
Polypore, Inc. bank term loan FRN Ser. B, 6.03s, 2014	190,181	174,966
Sensata Technologies BV bank term loan FRN 4.543s,
2013 (Netherlands)	253,477	210,861
Sequa Corp. bank term loan FRN 6.812s, 2014	275,779	240,273
Transdigm, Inc. bank term loan FRN 5.21s, 2013	300,000	275,250
Wesco Aircraft Hardware Corp. bank term loan FRN
5.96s, 2013	117,000	105,519
		3,682,418

Communication Services (0.9%)
Alltel Communications, Inc. bank term loan FRN Ser.
B2, 5.316s, 2015	587,035	564,196
Alltel Communications, Inc. bank term loan FRN Ser.
B3, 4.997s, 2015	610,462	591,004
Cricket Communications, Inc. bank term loan FRN Ser.
B, 7.262s, 2013	19,848	18,845
Crown Castle International Corp. bank term loan FRN
5.376s, 2014	57,562	50,165
Fairpoint Communications, Inc. bank term loan FRN Ser.
B, 5 3/4s, 2015	328,204	268,717
Intelsat Corp. bank term loan FRN Ser. B2, 5.288s, 2011	186,159	168,163
Intelsat Corp. bank term loan FRN Ser. B2-A, 5.288s,
2013	186,215	168,214
Intelsat Corp. bank term loan FRN Ser. B2-C, 5.288s,
2013	186,159	168,163
Intelsat, Ltd. bank term loan FRN 6.883s, 2014
(Bermuda)	375,000	318,750
Intelsat, Ltd. bank term loan FRN Ser. B, 5.288s, 2013
(Bermuda)	393,000	355,665
Level 3 Communications, Inc. bank term loan FRN
4.952s, 2014	117,000	97,988
MetroPCS Wireless, Inc. bank term loan FRN 5.4s, 2013	263,111	233,605
PAETEC Holding Corp. bank term loan FRN 4.969s, 2013	44,775	37,387
PAETEC Holding Corp. bank term loan FRN Ser. B1,
6.204s, 2013	113,800	95,023
Time Warner Telecom, Inc. bank term loan FRN Ser. B,
5.71s, 2013	184,442	173,990
West Corp. bank term loan FRN 5.813s, 2013	116,409	89,344
		3,399,219

Consumer Cyclicals (2.0%)
Allison Transmission bank term loan FRN Ser. B,
5.377s, 2014	304,133	250,150
Aramark Corp. bank term loan FRN 2.025s, 2014	6,989	6,030
Aramark Corp. bank term loan FRN Ser. B, 5.637s, 2014	110,011	94,915
CCM Merger, Inc. bank term loan FRN Ser. B, 5.284s,
2012	64,667	53,673
Cenveo, Inc. bank term loan FRN Ser. C, 4.954s, 2014	176,412	152,596
Cenveo, Inc. bank term loan FRN Ser. DD, 4.954s, 2014	5,878	5,085
Dana Corp. bank term loan FRN 6.771s, 2015	354,323	300,067
Dex Media West, LLC/Dex Media Finance Co. bank term
loan FRN Ser. B, 7.405s, 2014	235,000	202,100
GateHouse Media, Inc. bank term loan FRN Ser. B,
5.07s, 2014	160,000	73,600
GateHouse Media, Inc. bank term loan FRN Ser. B,
4.81s, 2014	440,598	202,675
GateHouse Media, Inc. bank term loan FRN Ser. DD,
4.801s, 2014	164,402	75,625
Golden Nugget, Inc. bank term loan FRN Ser. B, 5.43s,
2014	73,182	57,082
Golden Nugget, Inc. bank term loan FRN Ser. DD, 4.84s,
2014 (U)	41,818	32,618
Goodman Global Holdings, Inc. bank term loan FRN Ser.
B, 7.708s, 2011	860,990	842,709
Goodyear Tire & Rubber Co. (The) bank term loan FRN
4.54s, 2010	1,292,000	1,088,510
Harrah's Operating Co., Inc. bank term loan FRN Ser.
B2, 5.805s, 2015	116,415	93,539

Isle of Capri Casinos, Inc. bank term loan FRN 5.512s,
2014	151,029	120,320
Isle of Capri Casinos, Inc. bank term loan FRN Ser. A,
5.512s, 2014	45,538	36,279
Isle of Capri Casinos, Inc. bank term loan FRN Ser. B,
5.512s, 2014	60,412	48,128
Lear Corp bank term loan FRN 6.045s, 2013	529,141	406,998
Michaels Stores, Inc. bank term loan FRN Ser. B,
4.863s, 2013	236,985	173,084
National Bedding Co. bank term loan FRN 5.353s, 2011	50,742	38,818
Navistar Financial Corp. bank term loan FRN 5.695s,
2012	165,867	142,093
Navistar International Corp. bank term loan FRN
6.191s, 2012	456,133	390,754
Neiman Marcus Group, Inc. (The) bank term loan FRN
Ser. B, 4.565s, 2013	338,564	291,447
Reader's Digest Association, Inc. (The) bank term loan
FRN Ser. B, 4.706s, 2014	295,500	209,805
Realogy Corp. bank term loan FRN 2.3s, 2013 (R)	159,197	117,706
Realogy Corp. bank term loan FRN Ser. B, 5.57s, 2013
(R)	591,303	437,195
Tribune Co. bank term loan FRN Ser. B, 5.786s, 2014	696,187	363,758
Tropicana Entertainment bank term loan FRN Ser. B,
6 1/4s, 2011	665,000	443,888
TRW Automotive, Inc. bank term loan FRN Ser. B,
4.471s, 2014	133,650	124,963
United Components, Inc. bank term loan FRN Ser. D,
4.81s, 2012	316,667	291,333
Visant Holding Corp. bank term loan FRN Ser. C,
5.171s, 2010	227,564	217,703
Visteon Corp. bank term loan FRN Ser. B, 5.47s, 2013	805,000	463,680
Visteon Corp. bank term loan FRN Ser. B1, 6.1s, 2013	35,000	20,160
Yankee Candle Co., Inc. bank term loan FRN 5.764s, 2014	69,000	56,523
		7,925,609

Consumer Staples (2.5%)
Affinion Group, Inc. bank term loan FRN Ser. B,
5.345s, 2013	731,743	669,544
Cablevision Systems Corp. bank term loan FRN 4.569s,
2013	563,959	494,068
Cebridge Connections, Inc. bank term loan FRN Ser. B,
4.792s, 2013	517,125	447,152
Charter Communications Operating, LLC bank term loan
FRN 8.77s, 2014	189,050	176,019
Charter Communications, Inc. bank term loan FRN
6.262s, 2014	150,000	108,000
Charter Communications, Inc. bank term loan FRN 4.8s,
2014	1,565,615	1,239,446
Cinemark USA, Inc. bank term loan FRN 4.615s, 2013	332,265	284,086
Citadel Communications bank term loan FRN Ser. B,
4.277s, 2014	315,000	229,950
Dean Foods Co. bank term loan FRN Ser. B, 5.269s, 2014	541,750	474,573
DirecTV Holdings, LLC bank term loan FRN 5.601s, 2013	264,338	250,195
Idearc, Inc. bank term loan FRN Ser. B, 5.767s, 2014	920,875	533,187
Insight Midwest, LP bank term loan FRN Ser. B, 4.49s,
2014	96,576	87,932
Jarden Corp. bank term loan FRN Ser. B1, 5.512s, 2012	196,932	171,577
Jarden Corp. bank term loan FRN Ser. B2, 5.512s, 2012	98,473	85,795
Mediacom Communications Corp. bank term loan FRN Ser.
C, 4.744s, 2015	491,595	431,375
Mediacom Communications Corp. bank term loan FRN Ser.
D2, 4.744s, 2015	88,425	77,040
MGM Studios, Inc. bank term loan FRN Ser. B, 6.051s,
2011	684,250	479,659
Pinnacle Foods Holding Corp. bank term loan FRN Ser.
B, 5.44s, 2014	713,556	589,873
R.H. Donnelley, Inc. bank term loan FRN 6.828s, 2011	409,749	357,301
R.H. Donnelley, Inc. bank term loan FRN Ser. D1,
6.826s, 2011	217,177	190,898
Rental Service Corp. bank term loan FRN 6.3s, 2013	380,000	296,400
Rite-Aid Corp. bank term loan FRN Ser. B, 5.014s, 2014	79,600	64,078
Six Flags Theme Parks bank term loan FRN 5.603s, 2015	474,000	379,911
Spectrum Brands, Inc. bank term loan FRN 2.336s, 2013	21,751	15,879
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
6.732s, 2013	387,676	283,004
Ticketmaster bank term loan FRN Ser. B, 6.64s, 2014	295,000	277,300
Universal City Development Partners bank term loan FRN
Ser. B, 5.921s, 2011	462,727	444,218
Univision Communications, Inc. bank term loan FRN Ser.
B, 5.121s, 2014	592,000	378,880
VNU Group BV bank term loan FRN Ser. B, 4.803s, 2013
(Netherlands)	116,112	99,914
Warner Music Group bank term loan FRN Ser. B, 5.073s,
2011	139,777	125,100
Young Broadcasting, Inc. bank term loan FRN Ser. B,
5.32s, 2012	205,378	155,060
		9,897,414

Energy (0.4%)
CR Gas Storage bank term loan FRN 4.847s, 2013	34,944	31,231
CR Gas Storage bank term loan FRN 4.843s, 2013	14,509	12,967
CR Gas Storage bank term loan FRN Ser. B, 4.847s, 2013	215,888	192,950
CR Gas Storage bank term loan FRN Ser. DD, 4.844s, 2013	23,671	21,156
Enterprise GP Holdings, LP bank term loan FRN 4.916s,
2014	90,000	83,250

EPCO Holding, Inc. bank term loan FRN Ser. A, 4.563s,
2012	185,000	175,981
Hercules Offshore, Inc. bank term loan FRN Ser. B,
4.55s, 2013	224,500	212,527
MEG Energy Corp. bank term loan FRN 5.76s, 2013
(Canada)	73,125	68,006
MEG Energy Corp. bank term loan FRN Ser. DD, 5.76s,
2013 (Canada)	74,531	69,314
Petroleum Geo-Services ASA bank term loan FRN 5.51s,
2015 (Norway)	104,867	100,541
Quicksilver Resources, Inc. bank term loan FRN 8.204s,
2013	269,325	257,205
Targa Resources, Inc. bank term loan FRN 5.97s, 2012	201,647	180,474
Targa Resources, Inc. bank term loan FRN 3.637s, 2012	115,161	103,069
		1,508,671

Financial (0.1%)
General Growth Properties, Inc. bank term loan FRN
Ser. A, 3.64s, 2010 (R)	85,000	66,895
Hub International, Ltd. bank term loan FRN Ser. B,
5.301s, 2014	105,147	90,821
Hub International, Ltd. bank term loan FRN Ser. DD,
5.568s, 2014	23,633	20,413
Nuveen Investments, Inc. bank term loan FRN Ser. B,
6.726s, 2014	298,500	253,725
		431,854

Health Care (0.6%)
Community Health Systems, Inc. bank term loan FRN Ser.
B, 5.277s, 2014	430,980	377,108
Community Health Systems, Inc. bank term loan FRN Ser.
DD, 1/2s, 2014 (U)	22,292	19,505
Davita, Inc. bank term loan FRN Ser. B, 5.22s, 2012	200,000	179,700
Health Management Associates, Inc. bank term loan FRN
5.512s, 2014	935,824	785,313
Healthsouth Corp. bank term loan FRN Ser. B, 4.994s,
2013	269,315	241,710
Hologic, Inc. bank term loan FRN Ser. B, 6s, 2013	183,191	179,527
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 8.043s, 2014	282,269	239,928
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.62s, 2014	20,198	17,909
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 5.704s, 2014	218,349	193,603
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. DD, 5.704s, 2014	75,554	66,991
LifePoint, Inc. bank term loan FRN Ser. B, 4.435s, 2012	158,330	143,289
Sun Healthcare Group, Inc. bank term loan FRN 2.701s,
2014	19,507	17,556
Sun Healthcare Group, Inc. bank term loan FRN Ser. B,
4.804s, 2014	90,051	81,046
Sun Healthcare Group, Inc. bank term loan FRN Ser. DD,
5.422s, 2014	11,809	10,628
		2,553,813

Technology (0.5%)
Activant Solutions Holdings, Inc. bank term loan FRN
Ser. B, 4.804s, 2013	130,370	104,948
Compucom Systems, Inc. bank term loan FRN 7.21s, 2014	163,350	148,649
First Data Corp. bank term loan FRN Ser. B1, 5.963s,
2014	269,570	229,135
First Data Corp. bank term loan FRN Ser. B3, 5.982s,
2014	372,344	317,889
Flextronics International, Ltd. bank term loan FRN
Ser. B, 6.066s, 2014 (Singapore)	497,269	421,125
Flextronics International, Ltd. bank term loan FRN
Ser. B, 5.041s, 2014 (Singapore)	142,893	121,013
Freescale Semiconductor, Inc. bank term loan FRN Ser.
B, 5.47s, 2013	76,417	61,515
JDA Software Group, Inc. bank term loan FRN Ser. B,
5.034s, 2013	23,118	22,194
Sabre Holdings Corp. bank term loan FRN 4.666s, 2014	194,362	130,500
SunGard Data Systems, Inc. bank term loan FRN 4.553s,
2014	558,239	483,923
Travelport bank term loan FRN 6.262s, 2013	4,550	3,618
Travelport bank term loan FRN Ser. B, 6.012s, 2013	69,418	55,187
Travelport bank term loan FRN Ser. DD, 5.954s, 2013	69,730	56,098
		2,155,794

Transportation (0.3%)
Ceva Group PLC bank term loan FRN 7.736s, 2015
(Netherlands)	1,485,000	1,054,350
Delta Airlines, Inc. bank term loan FRN 5.64s, 2012	2,250	1,778
UAL Corp. bank term loan FRN Ser. B, 5.457s, 2014	96,650	58,634
		1,114,762

Utilities & Power (0.6%)
Dynegy Holdings, Inc. bank term loan FRN 5.21s, 2013	565,000	480,250
Energy Future Holdings Corp. bank term loan FRN Ser.
B2, 6.228s, 2014	512,120	432,102
Energy Future Holdings Corp. bank term loan FRN Ser.
B3, 6.28s, 2014	524,700	441,591
NRG Energy, Inc. bank term loan FRN 7.84s, 2014 (U)	135,000	124,875

NRG Energy, Inc. bank term loan FRN 5.262s, 2014		406,041	355,737
NRG Energy, Inc. bank term loan FRN 4.451s, 2014		199,483	174,770
Reliant Energy, Inc. bank term loan FRN 3.6s, 2014		335,000	276,933
			2,286,258

Total senior loans (cost $45,271,981)			$38,830,161

ASSET-BACKED SECURITIES (9.8%)(a)
		Principal amount	Value

Accredited Mortgage Loan Trust FRB Ser. 05-1,
Class M2, 3.897s, 2035		$150,000	$64,500
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 3.357s, 2036		94,000	52,170
FRB Ser. 06-HE3, Class A2C, 3.357s, 2036		100,000	59,160
Ace Securities Corp. 144A Ser. 03-MH1, Class M2,
6 1/2s, 2030		41,322	35,951
Ameriquest Mortgage Securities, Inc. FRB Ser. 03-8,
Class M2, 4.957s, 2033		203,452	40,690
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038		326,000	245,940
Ser. 04-1A, Class E, 6.42s, 2039		175,000	112,380
Argent Securities, Inc.
FRB Ser. 03-W3, Class M3, 5.477s, 2033		22,925	2,751
FRB Ser. 06-W4, Class A2C, 3.367s, 2036		178,000	107,690
Asset Backed Funding Certificates FRB Ser. 04-OPT2,
Class M2, 4.207s, 2033		212,258	97,639
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 3.397s, 2036		34,521	25,542
FRB Ser. 06-HE4, Class A5, 3.367s, 2036		129,000	104,490
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 3.888s, 2033		211,343	105,672
BankAmerica Manufactured Housing Contract Trust Ser.
97-2, Class M, 6.9s, 2028		70,000	87,991
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 04-FR3, Class M6, 6.457s, 2034		223,000	132,140
FRB Ser. 06-PC1, Class M9, 4.957s, 2035		135,000	1,350
FRB Ser. 05-HE1, Class M3, 4.137s, 2035		210,000	60,900
Bear Stearns Asset Backed Securities, Inc. 144A FRB
Ser. 06-HE2, Class M10, 5.457s, 2036		216,000	6,186
Bombardier Capital Mortgage Securitization Corp.
FRB Ser. 00-A, Class A1, 2.648s, 2030		109,504	51,595
Ser. 00-A, Class A4, 8.29s, 2030		686,137	440,066
Ser. 00-A, Class A2, 7.575s, 2030		1,583,256	864,184
Ser. 99-B, Class A-5, 7.44s, 2020		46,354	26,885
Ser. 99-B, Class A4, 7.3s, 2016		504,101	308,202
Ser. 99-B, Class A3, 7.18s, 2015		843,387	511,038
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-HE4, Class M11, 5.707s, 2035		222,000	22,200
FRB Ser. 05-HE4, Class M12, 5.257s, 2035		39,231	1,962
FRB Ser. 05-OPT1, Class M1, 3.627s, 2035		41,642	26,043
Conseco Finance Securitizations Corp.
FRB Ser. 02-1, Class M1A, 5.77s, 2033		1,609,000	1,170,196
FRB Ser. 01-4, Class M1, 5.47s, 2033		241,000	80,173
Ser. 00-2, Class A5, 8.85s, 2030		922,455	736,840
Ser. 00-4, Class A6, 8.31s, 2032		2,394,979	1,779,515
Ser. 00-5, Class A7, 8.2s, 2032		214,000	154,037
Ser. 00-1, Class A5, 8.06s, 2031		676,754	468,517
Ser. 00-4, Class A5, 7.97s, 2032		144,897	104,369
Ser. 00-5, Class A6, 7.96s, 2032		427,775	326,264
Ser. 02-1, Class M1F, 7.954s, 2033		12,000	10,718
Ser. 01-3, Class M2, 7.44s, 2033		39,618	5,766
Ser. 01-4, Class A4, 7.36s, 2033		155,253	134,283
Ser. 00-6, Class A5, 7.27s, 2031		56,672	48,709
Ser. 01-1, Class A5, 6.99s, 2032		89,576	82,105
Ser. 01-3, Class A4, 6.91s, 2033		2,365,319	2,041,050
Ser. 02-1, Class A, 6.681s, 2033		740,711	710,267
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 3.727s, 2035		41,000	24,600
FRB Ser. 05-14, Class 3A2, 3.447s, 2036		24,045	21,640
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038
(Cayman Islands)		361,000	223,820
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031		197,000	147,579
Equifirst Mortgage Loan Trust FRB Ser. 05-1, Class M5,
3.877s, 2035		86,000	19,780
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 3.357s, 2036		154,000	94,310
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 3.537s, 2036		217,000	156,240
FRB Ser. 06-2, Class 2A3, 3.377s, 2036		309,000	225,570
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012		502,000	475,347
Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 7.589s, 2043 (United Kingdom)	GBP	630,205	1,047,789
FRB Ser. 03-2, Class 2C1, 5.2s, 2043 (United Kingdom)	EUR	1,225,000	1,635,917
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$673,275	634,966
Ser. 94-4, Class B2, 8.6s, 2019		286,144	174,777
Ser. 93-1, Class B, 8.45s, 2018		274,733	245,249
Ser. 99-5, Class A5, 7.86s, 2030		3,029,879	2,580,427
Ser. 96-8, Class M1, 7.85s, 2027		304,000	268,695
Ser. 95-8, Class B1, 7.3s, 2026		285,417	239,604
Ser. 95-4, Class B1, 7.3s, 2025		289,077	260,555
Ser. 97-6, Class M1, 7.21s, 2029		182,000	135,609
Ser. 95-F, Class B2, 7.1s, 2021		27,166	20,157

Ser. 93-3, Class B, 6.85s, 2018		19,799	16,934
Ser. 99-3, Class A7, 6.74s, 2031		541,000	507,184
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031		3,533,820	3,031,039
Ser. 99-5, Class M1A, 8.3s, 2026		119,000	108,582
Ser. 99-5, Class A4, 7.59s, 2028		38,916	38,138
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011		298,512	279,108
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 3.357s, 2036		460,000	281,842
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class E, 5.207s, 2030 (Cayman Islands)		289,000	126,235
FRB Ser. 05-1A, Class E, 5.007s, 2030 (Cayman Islands)		63,492	42,540
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
3.537s, 2036		108,000	66,420
Lehman ABS Manufactured Housing Contract Ser. 01-B,
Class A4, 5.27s, 2018		42,815	36,379
Lehman XS Trust FRB Ser. 07-6, Class 2A1, 3.417s, 2037		1,052,727	680,916
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 6.19s, 2036 (Cayman Islands)		660,000	198,000
FRB Ser. 02-1A, Class FFL, 5.926s, 2037 (Cayman
Islands)		1,135,000	510,750
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012 (F)		1,418,630	1,131,400
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 3.827s, 2035		240,000	74,400
FRB Ser. 06-4, Class 2A4, 3.467s, 2036		103,000	49,677
FRB Ser. 06-1, Class 2A3, 3.397s, 2036		141,000	105,750
Lothian Mortgages PLC 144A FRB Ser. 3A, Class D,
6.597s, 2039 (United Kingdom)	GBP	700,000	1,149,829
Madison Avenue Manufactured Housing Contract FRB Ser.
02-A, Class B1, 6.457s, 2032		$925,076	655,195
MASTR Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 3.357s, 2036		54,000	35,878
Mid-State Trust Ser. 11, Class B, 8.221s, 2038		95,138	72,096
Morgan Stanley ABS Capital I
FRB Ser. 04-HE8, Class B3, 6.407s, 2034		59,066	11,813
FRB Ser. 05-HE2, Class M5, 3.887s, 2035		150,000	27,000
FRB Ser. 05-HE1, Class M3, 3.727s, 2034		150,000	54,000
FRB Ser. 06-NC4, Class M2, 3.507s, 2036		210,000	16,800
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 04-2A,
Class C1, 5.709s, 2039 (Cayman Islands)		500,000	411,250
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014		54,599	48,941
Ser. 04-B, Class C, 3.93s, 2012		32,227	28,428
New Century Home Equity Loan Trust FRB Ser. 03-4,
Class M3, 5.257s, 2033		12,745	510
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 3.367s, 2036		130,000	107,250
FRB Ser. 06-2, Class A2C, 3.357s, 2036		130,000	90,610
Oakwood Mortgage Investors, Inc.
Ser. 96-C, Class B1, 7.96s, 2027		1,138,499	638,861
Ser. 99-D, Class A1, 7.84s, 2029		687,663	557,007
Ser. 00-A, Class A2, 7.765s, 2017		97,743	75,868
Ser. 95-B, Class B1, 7.55s, 2021		144,600	91,872
Ser. 00-D, Class A4, 7.4s, 2030		709,000	437,595
Ser. 02-B, Class A4, 7.09s, 2032		287,251	250,225
Ser. 99-B, Class A4, 6.99s, 2026		735,831	584,380
Ser. 00-D, Class A3, 6.99s, 2022		355,866	353,994
Ser. 01-D, Class A4, 6.93s, 2031		387,830	263,377
Ser. 98-A, Class M, 6.825s, 2028		43,000	33,037
Ser. 01-E, Class A4, 6.81s, 2031		633,549	501,838
Ser. 01-C, Class A2, 5.92s, 2017		842,747	428,728
Ser. 01-D, Class A3, 5.9s, 2022		18,641	11,786
Ser. 02-C, Class A1, 5.41s, 2032		923,340	733,871
Ser. 01-E, Class A2, 5.05s, 2019		610,060	380,358
Ser. 02-A, Class A2, 5.01s, 2020		85,000	69,020
Oakwood Mortgage Investors, Inc. 144A
FRB Ser. 01-B, Class A2, 2.863s, 2018		51,257	39,038
Ser. 01-B, Class A4, 7.21s, 2030		136,195	110,929
Ocean Star PLC 144A
FRB Ser. 05-A, Class E, 7.404s, 2012 (Ireland)		176,000	133,091
FRB Ser. 05-A, Class D, 4.304s, 2012 (Ireland)		175,000	137,988
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 5.707s, 2035		290,000	7,975
Park Place Securities, Inc. FRB Ser. 05-WCH1,
Class M4, 4.037s, 2036		98,000	9,800
Park Place Securities, Inc. 144A FRB Ser. 04-MHQ1,
Class M10, 5.707s, 2034 (F)		54,350	2,104
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 3.337s, 2036		197,000	110,320
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 3.397s, 2036		135,645	111,066
FRB Ser. 07-RZ1, Class A2, 3.367s, 2037		154,000	118,195
Residential Asset Securities Corp. 144A FRB Ser.
05-KS10, Class B, 5.957s, 2035		281,176	2,812
Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 3.857s, 2035		150,000	34,500
FRB Ser. 07-NC2, Class A2B, 3.347s, 2037		144,000	84,240
SG Mortgage Securities Trust FRB Ser. 06-OPT2,
Class A3D, PO, 3.417s, 2036		219,000	94,170
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 3.377s, 2036		104,000	82,924
FRB Ser. 06-3, Class A3, 3.367s, 2036		461,000	369,399
Soundview Home Equity Loan Trust 144A FRB Ser. 05-4,
Class M10, 5.707s, 2036		284,000	7,100
South Coast Funding 144A FRB Ser. 3A, Class A2,

4.003s, 2038 (Cayman Islands)			120,000	600
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 3.467s, 2036			104,000	20,284
Structured Asset Investment Loan Trust 144A FRB Ser.
05-HE3, Class M11, 5.707s, 2035			23,043	111
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
3.286s, 2015 (F)			1,315,062	1,174,306
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038			395,000	164,158
TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV,
6.84s, 2037			351,000	221,383
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 3.7s, 2044 (United Kingdom)			189,615	150,878

Total asset-backed securities (cost $48,434,860)				$38,674,839

PURCHASED OPTIONS OUTSTANDING (1.6%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355		$15,663,000	$316,653

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355		15,663,000	1,106,278

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355		15,663,000	337,224

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 4.83%
versus the three month USD-LIBOR-BBA maturing on
November 10, 2018.	Nov-08/4.83		28,963,000	224,753

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.03%
versus the three month USD-LIBOR-BBA maturing on
February 16, 2020.	Feb-10/5.03		25,080,000	879,556

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.03% versus the three month USD-LIBOR-BBA maturing
on February 16, 2020.	Feb-10/5.03		25,080,000	1,380,152

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355		15,663,000	1,106,278

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.83% versus the three month USD-LIBOR-BBA maturing
on November 10, 2018.	Nov-08/4.83		28,963,000	974,026

Total purchased options outstanding (cost $5,608,316)				$6,324,920

CONVERTIBLE BONDS AND NOTES (0.1%)(a) (cost $345,772)
			Principal amount	Value

General Cable Corp. cv. company guaranty sr. unsec.
notes 1s, 2012			$431,000	$331,870

COMMON STOCKS (--%)(a)
			Shares	Value

AboveNet, Inc. (NON)			265	$15,370
Bohai Bay Litigation, LLC (Units) (F)			842	11,914
VFB LLC (acquired various dates from 6/22/99 to
12/8/03, cost $535,954) (F)(RES)(NON)			815,601	16,872

Total common stocks (cost $547,797)				$44,156

CONVERTIBLE PREFERRED STOCKS (--%)(a)
			Shares	Value

Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.			1,987	$33,779
Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.
(In default) (NON)			627	627

Total convertible preferred stocks (cost $682,165)				$34,406

WARRANTS (--%)(a) (NON)	Expiration	Strike
	date	Price	Warrants	Value

AboveNet, Inc.	9/8/10	$24.00	102	$3,162
Dayton Superior Corp. 144A (F)	6/15/09	0.01	890	1,603
New ASAT Finance, Ltd. (Cayman Islands) (F)	2/1/11	0.01	2,860	8
Smurfit Kappa Group PLC 144A (Ireland)	10/1/13	EUR 0.001	422	9,449

Total warrants (cost $32,896)				$14,222

SHORT-TERM INVESTMENTS (13.1%)(a)
			Principal
			amount/shares	Value

Egypt Treasury Bills 10.56%, January 27, 2009	EGP	2,475,000	$439,889
Egypt Treasury Bills 10.02%, December 2, 2008	EGP	3,725,000	670,630
Federated Prime Obligations Fund		40,017,501	40,017,501
Short-term investments held as collateral for loaned
securities with yields ranging from 0.50% to 3.01% and
due dates ranging from October 1, 2008 to
November 10, 2008 (d)		$3,125,790	3,122,450
U.S. Treasury Bills 0.30%, October 30, 2008 (SEG)		900,000	899,783
U.S. Treasury Bills 0.20%, October 9, 2008 (SEG)		6,525,000	6,524,711

Total short-term investments (cost $51,701,111)			$51,674,964

TOTAL INVESTMENTS

Total investments (cost $544,845,027) (b)			$511,659,509

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/08 (aggregate face value $48,116,004) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$7,182,254	$8,198,033	10/15/08	$(1,015,779)
British Pound	145,309	151,871	12/17/08	(6,562)
Canadian Dollar	1,004,512	1,041,598	10/15/08	(37,086)
Danish Krone	335,473	338,398	12/17/08	(2,925)
Euro	14,994,763	15,264,227	12/17/08	(269,464)
Japanese Yen	1,167,108	1,144,998	11/19/08	22,110
Malaysian Ringgit	1,283,698	1,340,956	11/19/08	(57,258)
Mexican Peso	2,378	2,423	10/15/08	(45)
Norwegian Krone	6,128,658	6,454,137	12/17/08	(325,479)
Polish Zloty	3,108,687	3,037,204	12/17/08	71,483
South African Rand	980,385	1,099,784	10/15/08	(119,399)
Swedish Krona	1,944,070	1,997,465	12/17/08	(53,395)
Swiss Franc	7,987,472	8,044,910	12/17/08	(57,438)

Total				$(1,851,237)

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/08 (aggregate face value $55,620,970) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$1,294,334	$1,341,603	10/15/08	$47,269
British Pound	12,869,324	12,749,847	12/17/08	(119,477)
Canadian Dollar	5,077,213	5,145,853	10/15/08	68,640
Euro	12,309,118	12,550,591	12/17/08	241,473
Hungarian Forint	2,628,512	2,614,420	12/17/08	(14,092)
Japanese Yen	2,502,653	2,524,688	11/19/08	22,035
Mexican Peso	1,049,836	1,090,634	10/15/08	40,798
Norwegian Krone	8,935,258	9,025,715	12/17/08	90,457
South African Rand	980,385	1,008,701	10/15/08	28,316
Swedish Krona	7,311,334	7,556,737	12/17/08	245,403
Swiss Franc	12,101	12,181	12/17/08	80

Total				$650,902

FUTURES CONTRACTS OUTSTANDING at 9/30/08 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	2	$1,122,831	Dec-08	$3,019
Canadian Government Bond 10 yr (Long)	1	110,122	Dec-08	(1,471)
Euro-Bobl 5 yr (Long)	109	16,839,376	Dec-08	162,206
Euro-Bund 10 yr (Long)	182	29,489,472	Dec-08	204,231
Euro-Dollar 90 day (Long)	17	4,103,163	Dec-08	(11,664)
Euro-Dollar 90 day (Short)	16	3,856,000	Mar-10	(3,169)
Euro-Dollar 90 day (Short)	489	118,044,600	Dec-09	358,680
Euro-Dollar 90 day (Short)	272	65,875,000	Sep-09	68,535
Euro-Dollar 90 day (Short)	92	22,300,800	Jun-09	48,262
Euro-Schatz 2 yr (Short)	121	17,784,275	Dec-08	(146,599)
Japanese Government Bond 10 yr (Long)	3	3,880,926	Dec-08	(9,324)
Japanese Government Bond 10 yr Mini (Short)	1	129,157	Dec-08	533
Sterling Interest Rate 90 day (Long)	51	10,806,633	Sep-09	44,530
Sterling Interest Rate 90 day (Long)	84	17,784,223	Jun-09	123,264
U.K. Gilt 10 yr (Long)	21	4,187,928	Dec-08	6,034
U.S. Treasury Bond 20 yr (Long)	1,020	119,515,313	Dec-08	186,989
U.S. Treasury Note 10 yr (Long)	303	34,731,375	Dec-08	(335,888)
U.S. Treasury Note 5 yr (Short)	1,857	208,419,234	Dec-08	(963,934)
U.S. Treasury Note 2 yr (Short)	3,347	714,375,313	Dec-08	(4,459,556)

Total				$(4,725,322)

WRITTEN OPTIONS OUTSTANDING at 9/30/08 (premiums received $1,898,120) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	$1,362,000	Dec-08/5.00	$65,090

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	19,678,500	May-12/5.51	1,515,245

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing on
September 12, 2018.	3,985,000	Sep-13/4.82	132,979

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	1,362,000	Dec-08/5.00	13,007

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	19,678,500	May-12/5.51	807,212

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing on
September 12, 2018.	3,985,000	Sep-13/4.82	150,832

Total			$2,684,365

TBA SALE COMMITMENTS OUTSTANDING at 9/30/08 (proceeds receivable $36,698,750) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 6s, October 1, 2038	$4,000,000	10/14/08	$4,048,125
FNMA, 5s, October 1, 2038	33,000,000	10/14/08	32,118,280

Total			$36,166,405

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/08 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$1,800,000		$--	1/27/14	4.35%	3 month USD-LIBOR-BBA	$(22,961)

	13,700,000		--	3/30/09	3.075%	3 month USD-LIBOR-BBA	37,929

	25,016,000		--	5/23/10	3 month USD-LIBOR-BBA	3.155%	165,535

	19,200,000		--	7/18/13	4.14688%	3 month USD-LIBOR-BBA	(112,836)

	1,000,000		--	7/29/18	3 month USD-LIBOR-BBA	4.75%	25,105

	11,377,000		--	8/26/18	3 month USD-LIBOR-BBA	4.54375%	83,700

	19,580,000	(E)	--	8/28/28	5.3175%	3 month USD-LIBOR-BBA	(299,770)

	5,820,000	(E)	--	9/4/28	5.2375%	3 month USD-LIBOR-BBA	(66,663)

	180,330,000		--	9/10/10	3 month USD-LIBOR-BBA	3.22969%	(346,088)

	17,400,000	(E)	--	9/17/28	3 month USD-LIBOR-BBA	4.9775%	(28,536)

	12,150,000	(E)	--	9/18/28	3 month USD-LIBOR-BBA	4.765%	(147,987)

	5,053,000		--	9/18/38	4.36125%	3 month USD-LIBOR-BBA	261,663

	531,756,000		--	9/18/10	3 month USD-LIBOR-BBA	2.86667%	(4,878,042)

	12,950,000		--	9/26/38	3 month USD-LIBOR-BBA	4.725%	122,472

	3,420,000		10,675	10/1/18	3 month USD-LIBOR-BBA	4.30%	(41,993)

	40,786,000		--	9/24/09	3 month USD-LIBOR-BBA	4.7375%	607,689

	400,000		--	9/1/15	3 month USD-LIBOR-BBA	4.53%	6,578

	7,819,000		--	5/8/28	4.95%	3 month USD-LIBOR-BBA	(392,817)

Citibank, N.A.
JPY	812,000,000		--	9/11/16	1.8675%	6 month JPY-LIBOR-BBA	(176,496)

	$10,850,000		--	9/29/13	5.078%	3 month USD-LIBOR-BBA	(472,656)

	24,000,000		--	7/21/18	4.80625%	3 month USD-LIBOR-BBA	(715,752)

MXN	31,880,000	(F)	--	7/18/13	1 month MXN-TIIE-BANXICO	9.175%	61,128

MXN	9,565,000	(F)	--	7/22/13	1 month MXN-TIIE-BANXICO	9.21%	19,537

CAD	3,250,000		--	8/8/18	4.119%	3 month CAD-BA-CDOR	12,276

AUD	9,046,000	(E)	--	8/13/18	6 month AUD-BBR-BBSW	6.67%	51,102

	$26,255,000		--	8/26/10	3 month USD-LIBOR-BBA	3.34125%	8,869

ZAR	17,220,000	(F)	--	8/27/13	9.86%	3 month ZAR-JIBAR-SAFEX	(12,784)

ZAR	8,610,000	(F)	--	9/2/13	9.97%	3 month ZAR-JIBAR-SAFEX	(11,386)

	$8,846,000		--	9/8/18	3 month USD-LIBOR-BBA	4.3152%	(101,743)

	41,115,000		--	9/10/10	3 month USD-LIBOR-BBA	3.1825%	(116,221)

AUD	3,600,000	(E)	--	9/11/18	6.1%	6 month AUD-BBR-BBSW	29,907

	$82,885,000		--	9/17/13	3 month USD-LIBOR-BBA	3.4975%	(2,067,572)

	4,884,000		--	9/18/38	4.45155%	3 month USD-LIBOR-BBA	181,837

	258,788,000		--	9/18/10	3 month USD-LIBOR-BBA	2.92486%	(2,081,289)

EUR	8,290,000		--	9/25/38	6 month EUR-EURIBOR-Reuters	4.9425%	720,185

	$15,860,000		--	7/27/09	5.504%	3 month USD-LIBOR-BBA	(353,289)

	36,123,000		--	10/26/12	4.6275%	3 month USD-LIBOR-BBA	(1,433,012)

	11,678,000		--	11/9/09	4.387%	3 month USD-LIBOR-BBA	(300,990)

	12,000,000		--	11/9/17	5.0825%	3 month USD-LIBOR-BBA	(774,929)

	27,601,000		--	11/23/17	4.885%	3 month USD-LIBOR-BBA	(1,340,808)

Citibank, N.A., London
JPY	960,000,000		--	2/10/16	6 month JPY-LIBOR-BBA	1.755%	152,751

Credit Suisse International
CHF	3,910,000		--	3/13/18	6 month CHF-LIBOR-BBA	3.3175%	57,341

CHF	17,290,000		--	3/15/10	2.59%	6 month CHF-LIBOR-BBA	(195,971)

CHF	17,290,000		--	3/15/10	2.6625%	6 month CHF-LIBOR-BBA	(216,710)

CHF	3,910,000		--	3/14/18	6 month CHF-LIBOR-BBA	3.3%	51,653

	$496,000		--	8/29/12	5.04556%	3 month USD-LIBOR-BBA	(21,377)

EUR	6,080,000	(E)	--	8/13/28	6 month EUR-EURIBOR-Reuters	5.22%	209,665

	$9,160,000	(E)	--	8/13/28	5.46%	3 month USD-LIBOR-BBA	(203,993)

	9,974,900		--	9/16/10	3.143%	3 month USD-LIBOR-BBA	36,258

	7,651,800		--	9/16/18	4.299%	3 month USD-LIBOR-BBA	99,575

	2,863,000		--	9/18/38	4.41338%	3 month USD-LIBOR-BBA	124,182

	106,351,000		--	9/18/10	3 month USD-LIBOR-BBA	2.91916%	(867,240)

	5,352,000		--	9/19/13	3 month USD-LIBOR-BBA	3.635%	(103,931)

	13,912,000	(F)	--	9/23/10	3 month USD-LIBOR-BBA	3.32%	(21,014)

SEK	37,050,000		--	9/29/18	4.80%	3 month SEK-STIBOR-SIDE	(64,067)

EUR	3,840,000		--	9/29/18	6 month EUR-EURIBOR-Reuters	4.85%	61,340

SEK	9,262,500		--	9/30/18	4.76%	3 month SEK-STIBOR-SIDE	(11,781)

EUR	960,000		--	9/30/18	6 month EUR-EURIBOR-Reuters	4.81%	11,161

	$18,549,000	(F)	--	9/23/38	4.7375%	3 month USD-LIBOR-BBA	(182,739)

EUR	20,540,000		--	7/4/15	3.93163%	6 month EUR-EURIBOR-Telerate	1,325,717

Deutsche Bank AG
	$9,065,000		--	9/23/38	4.75%	3 month USD-LIBOR-BBA	(89,401)

EUR	9,065,000		--	9/24/38	6 month EUR-EURIBOR-Reuters	4.977%	858,746

ZAR	8,620,000		--	7/6/11	3 month ZAR-JIBAR-SAFEX	9.16%	(31,980)

	$2,040,000		--	10/16/17	3 month USD-LIBOR-BBA	5.297%	167,727

	1,410,000		--	11/7/17	3 month USD-LIBOR-BBA	5.056%	87,946

Goldman Sachs International
SEK	72,780,000	(E)	--	3/2/11	3 month SEK-STIBOR-SIDE	4.2475%	(47,221)

SEK	17,430,000	(E)	--	3/4/19	4.80%	3 month SEK-STIBOR-SIDE	(37,906)

	$20,420,000		--	3/11/38	5.029%	3 month USD-LIBOR-BBA	(1,139,809)

EUR	19,730,000		--	3/26/10	6 month EUR-EURIBOR-Reuters	4.129%	391,279

GBP	16,440,000		--	3/29/10	6 month GBP-LIBOR-BBA	5.25%	(80,962)

GBP	3,980,000		--	3/27/18	5.0675%	6 month GBP-LIBOR-BBA	663

	$8,676,000		--	4/2/18	4.076%	3 month USD-LIBOR-BBA	150,948

	20,167,000		--	4/3/18	3 month USD-LIBOR-BBA	4.19%	(161,367)

CHF	26,450,000		--	4/5/10	2.89%	6 month CHF-LIBOR-BBA	(49,194)

CHF	6,020,000		--	4/3/18	6 month CHF-LIBOR-BBA	3.42%	45,283

	$82,829,000		--	4/8/10	3 month USD-LIBOR-BBA	2.64%	(362,885)

CHF	8,430,000		--	4/1/10	2.9%	6 month CHF-LIBOR-BBA	(10,701)

CHF	1,910,000		--	4/2/18	6 month CHF-LIBOR-BBA	3.44%	15,698

	$10,304,000		--	4/23/18	4.43%	3 month USD-LIBOR-BBA	(117,016)

	14,587,000		--	5/19/18	4.525%	3 month USD-LIBOR-BBA	(267,770)

	53,800,000		--	3/10/10	4.779%	3 month USD-LIBOR-BBA	(1,245,716)

JPY	2,972,900,000		--	5/7/10	6 month JPY-LIBOR-BBA	1.09125%	21,922

JPY	654,040,000	(E)	--	5/7/18	2.205%	6 month JPY-LIBOR-BBA	(52,043)

JPY	549,700,000		--	6/10/16	1.953%	6 month JPY-LIBOR-BBA	(164,249)

	$4,200,000		--	7/25/09	5.327%	3 month USD-LIBOR-BBA	(87,097)

	59,200,000	(E)	--	3/8/12	3 month USD-LIBOR-BBA	4.99%	780,736

	1,832,000		--	9/14/14	4.906%	3 month USD-LIBOR-BBA	(71,883)

	894,000		--	9/14/17	5.0625%	3 month USD-LIBOR-BBA	(43,795)

	40,090,500		--	9/19/09	3 month USD-LIBOR-BBA	4.763%	623,681

	76,832,600		--	9/21/09	3 month USD-LIBOR-BBA	4.60%	1,036,400

	21,423,400		--	9/21/17	5.149%	3 month USD-LIBOR-BBA	(1,160,212)

GBP	1,650,000	(E)	--	1/7/38	4.33625%	6 month GBP-LIBOR-BBA	(88,842)

JPMorgan Chase Bank, N.A.
	$111,794,000		--	4/27/09	5.034%	3 month USD-LIBOR-BBA	(2,844,931)

	3,098,000		--	3/7/18	4.45%	3 month USD-LIBOR-BBA	(5,033)

	12,555,000		--	3/12/18	3 month USD-LIBOR-BBA	4.4525%	22,400

	12,762,000		--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(658,181)

	71,570,000		--	3/14/18	4.775%	3 month USD-LIBOR-BBA	(1,910,879)

	26,583,000		--	3/20/13	3 month USD-LIBOR-BBA	3.145%	(931,859)

	56,404,000		--	3/26/10	3 month USD-LIBOR-BBA	2.33375%	(789,582)

	23,000,000		--	3/6/16	3 month USD-LIBOR-BBA	5.176%	1,301,074

	21,924,000		--	4/8/13	3 month USD-LIBOR-BBA	3.58406%	(178,352)

	41,694,000		--	5/23/10	3 month USD-LIBOR-BBA	3.16%	279,972

	15,000,000		--	6/13/13	4.47%	3 month USD-LIBOR-BBA	(467,808)

	4,970,000		--	10/10/13	5.054%	3 month USD-LIBOR-BBA	(299,313)

	6,920,000		--	10/10/13	5.09%	3 month USD-LIBOR-BBA	(430,459)

	6,137,000		--	7/16/10	3 month USD-LIBOR-BBA	3.384%	7,372

	2,660,000		--	7/17/18	4.52%	3 month USD-LIBOR-BBA	(17,562)

	17,719,000		--	7/22/10	3 month USD-LIBOR-BBA	3.565%	83,619

MXN	31,880,000	(F)	--	7/19/13	1 month MXN-TIIE-BANXICO	9.235%	68,126

	$47,526,000		--	7/28/10	3 month USD-LIBOR-BBA	3.5141%	177,422

AUD	18,340,000	(E)(F)	--	8/6/18	6 month AUD-BBR-BBSW	6.865%	277,177

CAD	6,240,000		--	8/5/18	4.172%	6 month CAD-BA-CDOR	(739)

	$16,730,000	(E)	--	8/20/28	5.37%	3 month USD-LIBOR-BBA	(297,459)

ZAR	11,040,000	(F)	--	8/27/13	9.86%	3 month ZAR-JIBAR-SAFEX	(8,196)

AUD	9,046,000	(E)(F)	--	9/2/18	6.53%	6 month AUD-BBR-BBSW	(61,058)

ZAR	5,520,000	(F)	--	9/8/13	9.95%	3 month ZAR-JIBAR-SAFEX	(6,980)

ZAR	11,040,000	(F)	--	9/9/13	9.94%	3 month ZAR-JIBAR-SAFEX	(18,749)

	$16,730,000	(E)	--	9/17/28	3 month USD-LIBOR-BBA	4.9675%	(35,635)

JPY	3,090,500,000		--	9/18/15	6 month JPY-LIBOR-BBA	1.19%	(585,145)

JPY	7,230,000		--	9/18/38	2.17%	6 month JPY-LIBOR-BBA	1,919

	$17,170,000		--	9/23/38	4.70763%	3 month USD-LIBOR-BBA	(52,073)

	11,000,000		--	5/10/15	3 month USD-LIBOR-BBA	4.687%	426,985

	5,000,000		--	5/10/35	5.062%	3 month USD-LIBOR-BBA	(354,774)

	4,100,000		--	8/13/12	3 month USD-LIBOR-BBA	5.2%	201,339

	2,959,000		--	8/29/17	5.2925%	3 month USD-LIBOR-BBA	(197,154)

	1,127,000	--	8/29/17	5.263%	3 month USD-LIBOR-BBA	(72,807)

	14,538,000	--	9/11/27	5.27%	3 month USD-LIBOR-BBA	(1,121,929)

	16,339,000	--	5/4/16	5.62375%	3 month USD-LIBOR-BBA	(1,654,556)

JPY	3,880,000,000	--	6/6/13	1.83%	6 month JPY-LIBOR-BBA	(898,630)

	$76,832,600	--	9/21/09	3 month USD-LIBOR-BBA	4.6125%	1,045,860

	21,423,400	--	9/21/17	5.15%	3 month USD-LIBOR-BBA	(1,161,932)

	1,364,000	--	9/27/17	5.2335%	3 month USD-LIBOR-BBA	(80,028)

	40,450,000	--	10/30/12	4.68375%	3 month USD-LIBOR-BBA	(1,703,038)

	780,000	--	11/7/17	3 month USD-LIBOR-BBA	5.05771%	48,758

	11,678,000	--	11/9/09	4.3975%	3 month USD-LIBOR-BBA	(302,875)

	12,000,000	--	11/9/17	5.0895%	3 month USD-LIBOR-BBA	(781,620)

	63,553,000	--	11/30/17	4.705%	3 month USD-LIBOR-BBA	(2,146,070)

	22,802,000	--	12/11/17	3 month USD-LIBOR-BBA	4.65%	668,653

	8,600,000	--	8/4/16	3 month USD-LIBOR-BBA	5.5195%	700,575

	59,827,000	--	1/31/18	3 month USD-LIBOR-BBA	4.25%	(780,065)

Merrill Lynch Capital Services, Inc.
	36,123,000	--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(1,416,152)

	20,192,000	--	5/19/10	3.2925%	3 month USD-LIBOR-BBA	(182,487)

	22,126,000	--	7/22/10	3 month USD-LIBOR-BBA	3.5375%	92,630

JPY	549,700,000	--	6/10/16	1.99625%	6 month JPY-LIBOR-BBA	(181,219)

Merrill Lynch Derivative Products AG
JPY	274,800,000	--	6/11/17	2.05625%	6 month JPY-LIBOR-BBA	(99,811)

Morgan Stanley Capital Services, Inc.
GBP	6,290,000	--	3/28/18	5.065%	6 month GBP-LIBOR-BBA	4,073

GBP	26,070,000	--	3/29/10	6 month GBP-LIBOR-BBA	5.21%	(126,217)

	$416,000	--	8/29/17	5.26021%	3 month USD-LIBOR-BBA	(26,790)

EUR	9,448,000	--	8/13/18	6 month EUR-EURIBOR-Reuters	4.761%	62,240

Total						$(32,207,261)

(E) See Interest rate swap contracts note regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/08 (Unaudited)

				Fixed payments	Total return	Unrealized
Swap counterparty /			Termination	received (paid) by	received by	appreciation/
Notional amount			date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
	$36,998,000	(1)(F)	11/1/08	Banc of America	The spread	$(4,283,591)
				Securities AAA	return of Banc
				10 year Index	of America
				multiplied by	Securities CMBS
				the modified	AAA 10 year Index
				duration factor
				minus 20 bp

Goldman Sachs International
	988,000		9/15/11	678 bp (1 month	Ford Credit Auto	970
				USD-LIBOR-BBA)	Owner Trust
					Series 2005-B
					Class D

EUR	16,248,000		3/26/09	(2.27%)	Eurostat	166,100
					Eurozone HICP
					excluding tobacco

EUR	9,090,000		4/30/13	2.375%	French Consumer	(141,820)
					Price Index
					excluding tobacco

EUR	9,090,000		4/30/13	(2.41%)	Eurostat	163,195
					Eurozone HICP
					excluding tobacco

EUR	9,090,000		5/6/13	2.34%	French Consumer	(157,051)
					Price Index
					excluding tobacco

EUR	9,090,000		5/6/13	(2.385%)	Eurostat	177,531
					Eurozone HICP
					excluding tobacco

GBP	5,454,000		5/9/13	3.10%	GBP Non-revised	(117,252)
					Retail Price
					Index

GBP	1,188,000	(F)	1/7/38	3.485%	GBP Non-revised	(318,987)
					UK Retail Price
					Index excluding
					tobacco

GBP	1,581,000		1/7/18	(3.11%)	GBP Non-revised	159,010
					UK Retail Price
					Index excluding
					tobacco

Merrill Lynch Capital Services
	$53,724,552		10/14/08	(2.87%) 5.00%	FNMA 5.00% 30 YR	(473,355)
					TBA

UBS AG
	93,000,000		10/14/08	(2.87%) 5.50%	FNMA 5.50% 30 YR	2,280,073
					TBA

Total						$(2,545,177)

(1) Fund receives the net fixed and total return payment if positive and pays the net fixed and total return payment if negative.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/08 (Unaudited)

	Upfront					Fixed payments	Unrealized
Swap counterparty /	premium		Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**		amount		date	fund per annum	(depreciation)

Bank of America, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	$--		$100,000		12/20/08	550 bp	$38

Clear Channel
Communications, 5 3/4%,
1/15/13	--		330,000		9/20/09	635 bp	(486)

DJ ABX NA CMBX BBB Index	96		140,000	(F)	10/12/52	(134 bp)	64,939

DJ CDX NA HY Series 9
Index	7,496		3,997,620		12/20/12	(375 bp)	486,259

Financial Security
Assurance Holdings,
Ltd., 6.4%, 12/15/66	--		460,000		12/20/12	95 bp	(133,539)

Ford Motor Co., 7.45%,
7/16/31	--		340,000		3/20/12	(525 bp)	133,538

Ford Motor Credit Co.,
7%, 10/1/13	--		1,020,000		3/20/12	285 bp	(432,732)

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	--		885,000		9/20/13	269 bp	(747,230)

Nalco Co.,
7.75%,11/15/11	--		65,000		9/20/12	350 bp	(1,008)

Visteon Corp., 7%,
3/10/14	(119,531)		450,000		9/20/13	(500 bp)	97,315

Barclays Bank PLC
Peru CD	--		859,623		1/7/09	170 bp	10,920

Peru CD	--		816,013		11/10/08	170 bp	10,067

Bear Stearns Credit Products, Inc.
Claire's Stores,
9 5/8%, 6/1/15	--		50,000		6/20/12	230 bp	(14,827)

Citibank, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	--		105,000		12/20/08	725 bp	507

Abitibibowater Inc.,
6 1/2%, 6/15/13	--		100,000		12/20/08	800 bp	673

Abitibibowater Inc.,
6 1/2%, 6/15/13	--		100,000		12/20/08	825 bp	737

Advanced Micro Devices
Inc., 7 3/4%, 11/1/12	--		1,870,000		3/20/09	575 bp	(113,252)

DJ ABX HE A Index	2,025,275		2,852,500		1/25/38	369 bp	(575,877)

DJ ABX HE AAA Index	681,158		3,694,861		5/25/46	11 bp	144,935

DJ ABX HE AAA Index	496,335		1,711,500		1/25/38	76 bp	(349,659)

DJ ABX NA HE AAA Index	140,868		743,473		5/25/46	11 bp	32,971

DJ ABX NA HE AAA Index	86,681		801,752		7/25/45	18 bp	20,561

DJ ABX NA HE AAA Index	337,094		3,984,491		7/25/45	18 bp	8,493

DJ ABX NA HE AAA Index	378,246		3,432,195		7/25/45	18 bp	81,839

DJ ABX NA HE PEN AAA
Index	592,401		4,298,819		5/25/46	11 bp	(31,471)

DJ ABX NA HE PEN AAA
Index	557,816		3,409,533		5/25/46	11 bp	71,400

Freescale
Semiconductor, 8 7/8%,
12/15/14	--		180,000		9/20/12	495 bp	(26,943)

Republic of Argentina,
8.28%, 12/31/33	--		245,000	(F)	9/20/13	(1,170 bp)	(13,036)

Republic of Argentina,
8.28%, 12/31/33	--		245,000		9/20/13	(945 bp)	5,425

Republic of Venezuela,
9 1/4%, 9/15/27	--		215,000	(F)	9/20/13	940 bp	3,986

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	--		215,000		6/20/13	585 bp	(5,084)

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	--		45,000		3/20/09	275 bp	(31)

Sara Lee Corp., 6 1/8%,
11/1/32	--		250,000		9/20/11	(43 bp)	111

Lighthouse
International Co., SA,
8%, 4/30/14	--	EUR	400,000		3/20/13	815 bp	(80,568)

Wind Acquisition
9 3/4%, 12/1/15	--	EUR	198,000		3/20/13	(495 bp)	6,771

Credit Suisse First Boston International
Ukraine (Government
of), 7.65%, 6/11/13	--		$795,000		10/20/11	194 bp	(92,161)

Credit Suisse International
Advanced Micro Devices,
7 3/4%, 11/1/12	--		160,000		6/20/09	165 bp	(19,043)

DJ ABX HE AAA Index	241,710		1,242,121		5/25/46	11 bp	70,941

DJ ABX NA HE AAA Index	1,324,230		2,386,000		1/25/38	76 bp	155,090

DJ CDX NA HY Series 10	159,600		1,520,000		6/20/13	500 bp	11,810

DJ CDX NA HY Series 10	1,105,000		10,400,000		6/20/13	500 bp	93,808

DJ CDX NA IG Series 10	978,690		47,400,000		6/20/13	155 bp	711,709

DJ CMB NA CMBX AA Index	(25,970)		65,000	(F)	2/17/51	(165 bp)	(7,951)

DJ CMB NA CMBX AA Index	(177,040)		792,000		10/12/52	(25 bp)	(29,861)

DJ CMB NA CMBX AAA Index	133,156		800,000		12/13/49	8 bp	52,356

DJ CMB NA CMBX AAA Index	567,958		3,625,500		2/17/51	35 bp	246,268

DJ CMB NA CMBX AAA Index	648,806		5,017,000		2/17/51	35 bp	203,592

DJ CMB NA CMBX AAA Index	664,637		5,017,000		2/17/51	35 bp	219,423

DJ CMB NA CMBX AAA Index	558,942		5,017,000		2/17/51	35 bp	113,728

DJ CMB NA CMBX AAA Index	169,415		1,255,000		2/17/51	35 bp	58,045

DJ CMB NA CMBX AAA Index	705,735		6,191,000		2/17/51	35 bp	156,339

DJ CMB NA CMBX AAA Index	(98,327)		1,252,000		2/17/51	(35 bp)	10,070

DJ CMB NA CMBX AAA Index	(46,689)		626,000		2/17/51	(35 bp)	8,863

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--		110,000		6/20/17	297 bp	(22,115)

Freeport-McMoRan Copper
& Gold, Inc., T/L Bank
Loan	--		440,000		3/20/12	41 bp	(5,028)

Freeport-McMoRan Copper
& Gold, Inc., bank term
loan	--		441,600		3/20/12	(82 bp)	(718)

Harrahs Operating Co.
Inc., 5 5/8%, 6/1/15	--		135,000		3/20/09	600 bp	(4,102)

MediaCom LLC/ Cap
Corp., 9 1/2%, 1/15/13	--		165,000		9/20/13	735 bp	(3,256)

MediaCom LLC/ Cap
Corp., 9 1/2%, 1/15/13	--		59,000		6/20/13	725 bp	(1,199)

Republic of Peru,
8 3/4%, 11/21/33	--		455,000		4/20/17	125 bp	(29,771)

Deutsche Bank AG
DJ ABX NA HE A Index	1,133,860		1,246,000		1/25/38	369 bp	678

DJ ABX NA HE AAA Index	81,212		772,632		7/25/45	18 bp	17,493

DJ ABX NA HE AAA Index	217,239		2,824,573		7/25/45	18 bp	(15,703)

DJ ABX NA HE PEN AAA
Index	589,697		4,298,819		5/25/46	11 bp	(30,761)

DJ CDX NA IG Series 10	998,808		44,060,000		6/20/13	155 bp	750,640

DJ CDX NA IG Series 10	1,044,675		44,500,000		6/20/13	155 bp	794,029

DJ iTraxx Europe Series
8 Version 1	(46,043)	EUR	480,000		12/20/12	(375 bp)	2,957

DJ iTraxx Europe Series
9 Version 1	135,598	EUR	1,985,000		6/20/13	(650 bp)	74,589

General Electric
Capital Corp., 6%,
6/15/12	--		$280,000		9/20/13	109 bp	(46,603)

Grohe Holding GmBh,
8 5/8%, 10/1/14	--	EUR	115,000		6/20/09	400 bp	(765)

Grohe Holding GmBh,
8 5/8%, 10/1/14	--	EUR	420,000		6/20/09	400 bp	(2,792)

India Government Bond,
5 7/8%, 1/2/10	--		$3,410,000	(F)	1/11/10	170 bp	14,433

iStar Financial, Inc.,
6%, 12/15/10	22,275		330,000		3/20/09	500 bp	(12,616)

Korea Monetary STAB
Bond, 5%, 2/14/09	--		1,240,000		2/23/09	105 bp	2,021

Korea Monetary STAB
Bond, 5.04%, 1/24/09	--		925,000		2/2/09	130 bp	3,285

Korea Monetary STAB

Bond, 5.15%, 2/12/10	--		1,240,000	(F)	2/19/10	115 bp	4,502

Malaysian Government,
6.844%, 10/1/09	--		1,529,000		10/1/09	90 bp	(1,414)

Nalco Co., 7.75%,
11/15/11	--		60,000		12/20/12	363 bp	(96)

Republic of Argentina,
8.28%, 12/31/33	--		187,500		4/20/13	(565 bp)	21,791

Republic of Argentina,
8.28%, 12/31/33	--		490,000		8/20/12	(380 bp)	86,921

Republic of Argentina,
8.28%, 12/31/33	--		1,755,000		3/20/13	(551 bp)	252,106

Federal Republic of
Brazil, 12 1/4%, 3/6/30	--		700,000		10/20/17	105 bp	(55,017)

Republic of China, zero
coupon, 12/5/08	--		2,068,000	(F)	12/12/08	115 bp	13,345

Republic of Indonesia,
6.75%, 2014	--		435,000		9/20/16	292 bp	(26,620)

Republic of Peru,
8 3/4%, 11/21/33	--		455,000		4/20/17	126 bp	(29,254)

Korea Monetary STAB
Bond, 5.45%, 1/23/10	--		480,000	(F)	2/1/10	101 bp	945

Republic of Turkey,
11 7/8%, 1/15/30	--		680,000		6/20/14	195 bp	(36,714)

Republic of Venezuela,
9 1/4%, 9/15/27	--		440,000		6/20/14	220 bp	(106,933)

Republic of Venezuela,
9 1/4%, 9/15/27	--		215,000		9/20/13	940 bp	4,729

Russian Federation,
7 1/2%, 3/31/30	--		187,500		4/20/13	(112 bp)	9,724

Russian Federation,
7.5%, 3/31/30	--		550,000		8/20/17	86 bp	(67,313)

Smurfit Kappa Funding,
10 1/8%, 10/1/12	--	EUR	390,000		6/20/09	135 bp	(5,535)

Smurfit Kappa Funding,
7 3/4%, 4/1/15	--	EUR	405,000		9/20/13	715 bp	(19,757)

United Mexican States,
7.5%, 4/8/33	--		$1,095,000		3/20/14	56 bp	(50,393)

United Mexican States,
7.5%, 4/8/33	--		405,000		4/20/17	66 bp	(29,019)

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	--	EUR	375,000		9/20/13	477 bp	(35,580)

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	--	EUR	375,000		9/20/13	535 bp	(24,528)

Goldman Sachs International
Advanced Micro Devices,
7 3/4%, 11/1/12	--		$325,000		3/20/09	515 bp	(20,593)

Any one of the
underlying securities
in the basket of BB
CMBS securities	--		3,016,000		(a)	2.461%	(500,452)

DJ ABX HE A Index	417,474		623,000		1/25/38	369 bp	(150,630)

DJ ABX HE AAA Index	146,418		623,000		1/25/38	76 bp	(161,901)

DJ ABX NA HE AAA Index	105,260		1,368,607		7/25/45	18 bp	(7,609)

DJ CDX NA CMBX AAA Index	40,233		1,100,000		3/15/49	7 bp	(42,656)

DJ CDX NA HY Series 9
Index	446,422		9,276,300		12/20/12	375 bp	(664,531)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		3,280,000	(F)	12/20/10	429 bp	77,433

DJ CDX NA HY Series 9
Index 25-35% tranche	--		2,370,000	(F)	12/20/10	108.65 bp	(111,170)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		4,100,000	(F)	12/20/10	305 bp	(15,119)

DJ CDX NA IG Series 10
Index	76,012		3,960,000		6/20/18	(150 bp)	84,189

DJ CDX NA IG Series 10
Index 30-100% tranche	--		17,856,000	(F)	6/20/13	(50 bp)	(25,855)

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	--		885,000		9/20/17	(67.8 bp)	747,675

Lighthouse
International Co, SA,
8%, 4/30/14	--	EUR	350,000		3/20/13	680 bp	(88,333)

Merrill Lynch & Co.,
5%, 1/15/15	--		$885,000		9/20/17	(59.8 bp)	148,443

Rhodia SA, Euribor+275,
10/15/13	--	EUR	190,000		9/20/13	(367 bp)	11,648

Rhodia SA, Euribor+275,
10/15/13	--	EUR	160,000		9/20/13	(387 bp)	8,083

Smurfit Kappa Funding,
7 3/4%, 4/1/15	--	EUR	375,000		9/20/13	720 bp	(18,609)

Wind Acquisition
Finance SA, 9 3/4%,
12/1/15	--	EUR	350,000		3/20/13	597 bp	4,497

Wind Acquisition
9 3/4%, 12/1/15	--	EUR	460,000		12/20/10	(340 bp)	11,101

JPMorgan Chase Bank, N.A.
Codere Finance
(Luxembourg) S.A.,
8.25%, 6/15/15	--	EUR	350,000		3/20/13	795 bp	(1,841)

DJ ABX HE AAA Index	155,185		$797,478		5/25/46	11 bp	45,546

DJ CDX NA HY Series 9
Index 25-35% tranche	--		2,430,000	(F)	12/20/10	105.5 bp	(115,671)

DJ CDX NA IG Series 10
Index	(11,954)		2,000,000		6/20/13	155 bp	(23,219)

DJ CDX NA IG Series 10
Index	(1,765)		320,000		6/20/13	155 bp	(3,567)

DJ CDX NA IG Series 9
Index, 30-100% tranche	--		7,840,000	(F)	12/20/12	(13.55 bp)	101,654

DJ CMB NA CMBX AAA Index	(49,609)		637,000	(F)	2/17/51	(35 bp)	7,875

DJ iTraxx Europe
Crossover Series 8
Version 1	(187,066)	EUR	1,400,000		12/20/12	(375 bp)	(44,150)

Freeport-McMoRan Copper
& Gold, Inc., bank term
loan	--		$883,300		3/20/12	(85 bp)	(2,272)

General Growth
Properties, conv. bond
3.98%, 4/15/27	--		1,330,000	(F)	9/20/13	775 bp	(280,026)

iStar Financial, Inc.,
6%, 12/15/10	22,050		315,000		3/20/09	500 bp	(11,255)

Republic of Argentina,
8.28%, 12/31/33	--		520,000		6/20/14	235 bp	(145,255)

Republic of Hungary,
4 3/4%, 2/3/15	--		495,000		4/20/13	(171.5 bp)	876

Republic of Indonesia,
6.75%, 3/10/14	--		700,000		6/20/17	171.5 bp	(103,216)

Republic of Turkey,
11 7/8%, 1/15/30	--		725,000		5/20/17	230 bp	(45,194)

Republic of Turkey,
11 7/8%, 1/15/30	--		535,000		5/20/17	244 bp	(34,849)

Republic of Turkey,
11 7/8%, 1/15/30	--		175,000		10/20/12	154 bp	(6,497)

Russian Federation,
7 1/2%, 3/31/30	--		590,000		5/20/17	60 bp	(81,232)

Russian Federation,
7 1/2%, 3/31/30	--		95,000	(F)	9/20/13	276 bp	787

Russian Federation,
7.5%, 3/31/30	--		825,000		8/20/12	65 bp	(53,125)

Russian Federation,
7.5%, 3/31/30	--		550,000		8/20/17	85 bp	(70,933)

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	--		170,000		6/20/13	595 bp	(3,407)

Jefferson Smurfit
Corp., 7.5%, 6/1/13	--		60,000		3/20/13	685 bp	(2,923)

JPMorgan Securities, Inc.
DJ CMB NA CMBX AAA Index	1,867,703		21,736,000	(F)	2/17/51	35 bp	(93,789)

Merrill Lynch Capital Services, Inc.
Bombardier, Inc,
6 3/4%, 5/1/12	--		900,000		6/20/12	(150 bp)	9,526

D.R. Horton Inc.,
7 7/8%, 8/15/11	--		615,000		9/20/11	(426 bp)	7,192

Pulte Homes Inc.,
5.25%, 1/15/14	--		575,000		9/20/11	(482 bp)	(33,801)

Merrill Lynch International
Dynegy Holdings Inc.,

6 7/8%, 4/1/11	--	110,000		6/20/17	295 bp	(22,224)

KinderMorgan, 6 1/2%,
9/1/12	--	1,182,000		9/20/12	(128 bp)	12,246

Morgan Stanley Capital Services, Inc.
Advanced Micro Devices,
7 3/4%, 11/1/12	--	350,000		6/20/09	190 bp	(41,060)

Aramark Services, Inc.,
8.5%, 2/1/15	--	105,000		12/20/12	355 bp	(3,884)

Bombardier, Inc,
6 3/4%, 5/1/12	--	450,000		6/20/12	(114 bp)	11,006

Bundesrepublic of
Deutschland, 6%, 6/20/16	--	2,417,000		6/20/18	8 bp	(19,360)

DJ ABX NA CMBX AAA Index	216,739	3,045,000		3/15/49	7 bp	(16,186)

DJ ABX NA CMBX BBB Index	40	55,165		10/12/52	(134 bp)	26,148

DJ CDX NA HY Series 7
Index	45,144	950,400		12/20/09	(325 bp)	71,389

DJ CDX NA HY Series 9
Index	55,260	1,381,500		12/20/12	375 bp	(110,192)

DJ CDX NA IG Series 10
Index	355,996	18,273,000		6/20/18	(150 bp)	393,730

DJ CDX NA IG Series 10
Index 30-100% tranche	--	34,479,000	(F)	6/20/13	(52 bp)	(80,508)

DJ CDX NA IG Series 10
Index 30-100% tranche	--	11,930,000	(F)	6/20/13	(38.6 bp)	43,049

DJ CDX NA IG Series 7
Index 10-15% tranche	38,400	960,000		12/20/09	0 bp	(64,637)

DJ CMB NA CMBX AA Index	(225,646)	989,000		10/12/52	(25 bp)	(39,524)

DJ CMB NA CMBX AAA Index	1,241,809	10,352,000		12/13/49	8 bp	181,686

DJ CMB NA CMBX AAA Index	2,782,960	25,644,500		2/17/51	35 bp	474,676

Dominican Republic,
8 5/8%, 4/20/27	--	850,000		11/20/11	(170 bp)	33,823

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	110,000		6/20/12	225 bp	(12,268)

Freeport-McMoRan Copper
& Gold, Inc., T/L Bank
Loan	--	1,326,500		3/20/12	44 bp	(13,888)

Freeport-McMoRan Copper
& Gold, Inc., bank term
loan	--	441,600		3/20/12	(83 bp)	(856)

Nalco Co., 7.75%,
11/15/11	--	65,000		9/20/12	330 bp	(1,248)

Nalco Co., 7.75%,
11/15/11	--	95,000		3/20/13	460 bp	1,802

Republic of Austria,
5 1/4%, 1/4/11	--	2,417,000		6/20/18	(17 bp)	8,996

Republic of Venezuela,
9 1/4%, 9/15/27	--	680,000		10/12/12	339 bp	(101,001)

UBS, AG
Meritage Homes Corp.,
7%, 5/1/14	--	90,000	(F)	9/20/13	(760 bp)	(2,830)

Total						$1,041,084

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

Key to holding's currency abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
USD / $	United States Dollar
ZAR	South African Rand

NOTES

(a) Percentages indicated are based on net assets of $394,660,761.

(b) The aggregate identified cost on a tax basis is $545,686,703, resulting in gross unrealized appreciation and depreciation of $17,153,941 and $51,181,135, respectively, or net unrealized depreciation of $34,027,194.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at September 30, 2008 was $16,872 or less than 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) These securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2008.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at September 30, 2008. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2008, the value of securities loaned amounted to $3,021,148. The fund received cash collateral of $3,122,450 which is pooled with collateral of other Putnam funds into 52 issues of short-term investments.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2008.

(U) These securities, in part or in entirety, represent unfunded loan commitments. As of September 30, 2008, the fund had unfunded loan commitments of $540,188, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments

Community Health Systems, Inc.	$22,292
Golden Nugget, Inc.	27,896
Manitowoc Co., Inc. (The)	355,000
NRG Energy, Inc.	135,000

Totals	$540,188

At September 30, 2008, liquid assets totaling $35,048,744 have been designated as collateral for open forward commitments, swap contracts and forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at September 30, 2008.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at September 30, 2008.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at September 30, 2008 (as a percentage of Portfolio Value):

United States	84.0%
Japan	3.4
Luxembourg	1.9

United Kingdom	1.5
Argentina	1.0
Sweden	0.9
Canada	0.9
Mexico	0.7
Cayman Islands	0.6
Netherlands	0.6
Venezuela	0.5
Colombia	0.5
Brazil	0.5
Other	3.0

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront premium payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $194,969 for the period ended September 30, 2008. During the period ended September 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $137,411,863 and $147,260,453, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$40,036,033	$(4,725,322)

Level 2	$468,311,402	$(35,165,589)

Level 3	$3,312,074	$-

Total	$511,659,509	$(39,890,911)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of September 30, 2008:

	Investment in Securities	Other Financial Instruments*

Balance as of December 31, 2007	$94,703	$-

Accrued discounts/premiums	$-	$-

Realized Gain / Loss	$(979,558)	$-
Change in net unrealized appreciation (depreciation)	$1,011,510	$-

Net Purchases / Sales	$(5,867,285)	$-

Net Transfers in and/or out of Level 3	$9,052,704	$-

Balance as of September 30, 2008	$3,312,074	$-

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/ (depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Equity Income Fund
The fund's portfolio
9/30/08 (Unaudited)

COMMON STOCKS (93.9%)(a)
	Shares	Value

Aerospace and Defense (1.0%)
Boeing Co. (The)	20,270	$1,162,485
L-3 Communications Holdings, Inc.	8,130	799,342
		1,961,827

Airlines (0.3%)
Southwest Airlines Co.	40,980	594,620

Banking (7.0%)
Bank of America Corp.	80,033	2,801,155
Bank of New York Mellon Corp. (The)	34,590	1,126,942
PNC Financial Services Group	64,570	4,823,379
U.S. Bancorp	90,670	3,265,933
Wells Fargo & Co.	26,200	983,286
		13,000,695

Biotechnology (1.9%)
Amgen, Inc. (NON)	60,760	3,601,245

Chemicals (4.3%)
Dow Chemical Co. (The)	17,700	562,506
E.I. du Pont de Nemours & Co.	82,650	3,330,795
Lubrizol Corp. (The)	41,520	1,791,173
PPG Industries, Inc.	40,470	2,360,210
		8,044,684

Communications Equipment (0.3%)
Cisco Systems, Inc. (NON)	24,100	543,696

Computers (1.2%)
EMC Corp. (NON)	61,130	731,115
IBM Corp.	12,468	1,458,257
		2,189,372

Conglomerates (1.3%)
General Electric Co.	24,940	635,970
Honeywell International, Inc.	19,160	796,098
Tyco International, Ltd. (Bermuda)	32,527	1,139,096
		2,571,164

Consumer Finance (1.1%)
Capital One Financial Corp.	38,719	1,974,669

Consumer Goods (5.7%)
Clorox Co.	70,560	4,423,406
Energizer Holdings, Inc. (NON)	22,470	1,809,959
Kimberly-Clark Corp.	4,890	317,068
Newell Rubbermaid, Inc.	19,840	342,438
Procter & Gamble Co. (The)	53,520	3,729,809
		10,622,680

Electric Utilities (4.7%)
Edison International	111,730	4,458,027
Great Plains Energy, Inc.	58,600	1,297,990
Pepco Holdings, Inc.	32,720	749,615
PG&E Corp.	25,300	947,485
Sierra Pacific Resources	127,700	1,223,366
		8,676,483

Electrical Equipment (0.8%)
WESCO International, Inc. (NON)	44,270	1,424,609

Electronics (1.3%)
Intel Corp.	119,414	2,236,624
Texas Instruments, Inc.	6,790	145,985
		2,382,609

Energy (Oil Field) (0.1%)
Global Industries, Ltd. (NON)	23,580	163,645

Financial (7.8%)
Assurant, Inc.	66,050	3,632,750
CIT Group, Inc.	199,308	1,387,184
Citigroup, Inc.	27,740	568,947
Discover Financial Services	119,518	1,651,739
JPMorgan Chase & Co.	156,510	7,309,017
		14,549,637

Food (1.1%)
General Mills, Inc.	29,460	2,024,491

Forest Products and Packaging (1.7%)
Packaging Corp. of America	124,580	2,887,764
Sonoco Products Co.	6,560	194,701
		3,082,465

Health Care Services (2.0%)
AmerisourceBergen Corp.	42,490	1,599,749
Cardinal Health, Inc.	41,240	2,032,307
		3,632,056

Insurance (6.0%)
ACE, Ltd. (Switzerland)	50,890	2,754,676
Allstate Corp. (The)	60,800	2,804,096
Aspen Insurance Holdings, Ltd. (Bermuda)	9,580	263,450
Chubb Corp. (The)	18,310	1,005,219
Cincinnati Financial Corp.	5,280	150,163
Fidelity National Title Group, Inc. Class A	81,890	1,203,783
Hartford Financial Services Group, Inc. (The)	9,030	370,140
PartnerRe, Ltd. (Bermuda)	12,700	864,743
Travelers Cos., Inc. (The)	29,830	1,348,316
Willis Group Holdings, Ltd. (United Kingdom)	10,970	353,892
		11,118,478

Investment Banking/Brokerage (1.5%)
Goldman Sachs Group, Inc. (The)	16,870	2,159,360
Merrill Lynch & Co., Inc.	24,110	609,983
		2,769,343

Lodging/Tourism (0.2%)
Wyndham Worldwide Corp.	20,500	322,055

Machinery (0.3%)
Ingersoll-Rand Co., Ltd. Class A (Bermuda)	13,130	409,262
Parker-Hannifin Corp.	4,410	233,730
		642,992

Manufacturing (1.4%)
Cooper Industries, Ltd. Class A	2,520	100,674
Dover Corp.	2,170	87,994
Eaton Corp.	6,610	371,350
Teleflex, Inc.	31,380	1,992,316
		2,552,334

Medical Technology (1.2%)
Covidien, Ltd.	42,727	2,297,004

Metals (0.1%)
Nucor Corp.	6,210	245,295

Oil & Gas (17.0%)
Apache Corp.	1,830	190,832
Chevron Corp.	5,010	413,225
ConocoPhillips	77,210	5,655,633
Exxon Mobil Corp.	102,140	7,932,192
Marathon Oil Corp.	126,220	5,032,391
Occidental Petroleum Corp.	62,060	4,372,121
Total SA (France)	89,640	5,409,213
Total SA ADR (France)	10	607
Valero Energy Corp.	82,570	2,501,871
		31,508,085

Pharmaceuticals (6.1%)
Abbott Laboratories	9,610	553,344
Eli Lilly & Co.	72,760	3,203,623
Johnson & Johnson	56,760	3,932,333
Merck & Co., Inc.	45,850	1,447,026
Pfizer, Inc.	68,714	1,267,086
Wyeth	26,080	963,395
		11,366,807

Real Estate (1.5%)
Annaly Capital Management, Inc. (R)	171,330	2,304,389
Jones Lang LaSalle, Inc.	8,950	389,146
		2,693,535

Regional Bells (7.3%)
AT&T, Inc.	268,791	7,504,645
Verizon Communications, Inc.	189,573	6,083,398
		13,588,043

Retail (2.1%)
CVS Caremark Corp.	48,730	1,640,252
Foot Locker, Inc.	56,760	917,242

Home Depot, Inc. (The)	34,730	899,160
TJX Cos., Inc. (The)	11,650	355,558
		3,812,212

Semiconductor (2.8%)
Applied Materials, Inc.	124,080	1,877,330
Atmel Corp. (NON)	550,000	1,864,500
KLA-Tencor Corp.	11,530	364,925
Varian Semiconductor Equipment (NON)	42,140	1,058,557
		5,165,312

Software (2.0%)
Microsoft Corp.	43,430	1,159,147
Oracle Corp. (NON)	7,200	146,232
Symantec Corp. (NON)	120,590	2,361,152
		3,666,531

Tobacco (0.2%)
Lorillard, Inc.	4,810	342,232

Waste Management (0.6%)
Waste Management, Inc.	33,199	1,045,437

Total common stocks (cost $181,775,833)		$174,176,342

CONVERTIBLE PREFERRED STOCKS (2.0%)(a)
	Shares	Value

CIT Group, Inc. $1.937 cv. pfd.	8,239	$71,432
Freeport-McMoRan Copper & Gold, Inc. $6.75 cv. pfd.	11,700	971,100
Mylan, Inc. 6.50% cv. pfd.	1,500	1,216,596
Platinum Underwriters Holdings, Ltd. Ser. A, 6.00% cv.
pfd. (Bermuda)	44,420	1,364,374

Total convertible preferred stocks (cost $4,028,003)		$3,623,502

CONVERTIBLE BONDS AND NOTES (0.4%)(a) (cost $700,000)
	Principal
	amount	Value

EMC Corp. 144A cv. sr. notes 1 3/4s, 2013	$700,000	$679,875

INVESTMENT COMPANIES (0.3%)(a) (cost $540,371)
	Shares	Value

Apollo Investment Corp.	28,410	$484,391

SHORT-TERM INVESTMENTS (3.2%)(a) (cost $6,024,974)
	Shares	Value

Federated Prime Obligations Fund	6,024,974	$6,024,974

TOTAL INVESTMENTS

Total investments (cost $193,069,181) (b)		$184,989,084

NOTES

(a) Percentages indicated are based on net assets of $185,484,825.

(b) The aggregate identified cost on a tax basis is $193,405,569, resulting in gross unrealized appreciation and depreciation of $13,987,918 and $22,404,403, respectively, or net unrealized depreciation of $8,416,485.

(NON) Non-income-producing security.

(R) Real Estate Investment Trust.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At September 30, 2008, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $54,434 for the period ended September 30, 2008. During the period ended September 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $27,918,100 and $31,665,568, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets. The fund’s investments in the financial sector , as reflected in the fund’s schedule of investments, exposes investors to the negative (or positive) performance resulting from these events.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$175,276,494	$-

Level 2	$9,712,590	$-

Level 3	$-	$-

Total	$184,989,084	$-

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT The George Putnam Fund of Boston
The fund's portfolio
9/30/08 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (72.4%)(a)

	Principal
	amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.5%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, October 20, 2037	$622,782	$638,473
6 1/2s, TBA, October 1, 2038	4,000,000	4,090,625
		4,729,098

U.S. Government Agency Mortgage Obligations (70.9%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
5 1/2s, November 1, 2036	194,590	193,594
5 1/2s, with due dates from March 1, 2020 to
April 1, 2020	92,361	93,169
Federal National Mortgage Association Pass-Through
Certificates
7 1/2s, September 1, 2022	75,935	80,822
7s, with due dates from April 1, 2032 to
December 1, 2035	1,061,504	1,113,240
7s, with due dates from January 1, 2013 to
November 1, 2014	49,729	51,131
6 1/2s, TBA, October 1, 2038	8,000,000	8,198,750
6s, with due dates from December 1, 2032 to
August 1, 2037	671,054	680,349
6s, with due dates from February 1, 2009 to
September 1, 2019	1,714,211	1,772,589
6s, TBA, October 1, 2038	14,000,000	14,168,437
5 1/2s, TBA, November 1, 2038	55,000,000	54,682,034
5 1/2s, TBA, October 1, 2038	136,000,000	135,447,500
5 1/2s, TBA, October 1, 2023	5,000,000	5,033,985
5s, TBA, October 1, 2038	1,000,000	973,281
4 1/2s, with due dates from August 1, 2035 to
November 1, 2035	1,048,419	991,370
4 1/2s, TBA, October 1, 2023	5,000,000	4,867,188
		228,347,439

Total U.S. government and agency mortgage obligations (cost $232,221,448)		$233,076,537

COMMON STOCKS (50.1%)(a)
	Shares	Value

Basic Materials (2.7%)
Armstrong World Industries, Inc.	12,500	$361,250
Cytec Industries, Inc.	4,700	182,877
Dow Chemical Co. (The)	24,700	784,966
E.I. du Pont de Nemours & Co.	24,200	975,260
Freeport-McMoRan Copper & Gold, Inc. Class B (S)	15,322	871,056
Lubrizol Corp. (The)	19,900	858,486
Nucor Corp.	22,400	884,800
Packaging Corp. of America	34,700	804,346
PPG Industries, Inc.	10,300	600,696
Reliance Steel & Aluminum Co.	15,400	584,738
Sonoco Products Co.	3,200	94,976
Southern Copper Corp. (S)	22,200	423,576
Terra Industries, Inc. (S)	26,600	782,040
United States Steel Corp.	7,900	613,119
		8,822,186

Capital Goods (3.2%)
Autoliv, Inc. (Sweden)	34,800	1,174,500
Boeing Co. (The)	28,050	1,608,668
Caterpillar, Inc.	23,300	1,388,680
Eaton Corp.	2,700	151,686
Gardner Denver, Inc. (NON)	15,400	534,688
General Dynamics Corp.	6,600	485,892
L-3 Communications Holdings, Inc.	2,100	206,472
Lockheed Martin Corp.	6,600	723,822
Manitowoc Co., Inc. (The)	10,400	161,720
Northrop Grumman Corp.	25,400	1,537,716
Parker-Hannifin Corp.	7,000	371,000
Raytheon Co.	22,400	1,198,624
WESCO International, Inc. (NON)	23,800	765,884
		10,309,352

Communication Services (3.5%)
AT&T, Inc.	204,400	5,706,848
CenturyTel, Inc.	35,400	1,297,410
Embarq Corp.	6,300	255,465
Qwest Communications International, Inc. (S)	182,800	590,444
Sprint Nextel Corp.	25,900	157,990
Verizon Communications, Inc.	105,140	3,373,943
		11,382,100

Conglomerates (3.1%)
General Electric Co.	333,700	8,509,350
Honeywell International, Inc.	34,100	1,416,855

		9,926,205

Consumer Cyclicals (2.5%)
Amazon.com, Inc. (NON)	3,800	276,488
Autonation, Inc. (NON) (S)	24,100	270,884
Big Lots, Inc. (NON) (S)	31,600	879,428
D.R. Horton, Inc.	23,700	308,574
GameStop Corp. (NON)	12,900	441,309
JC Penney Co., Inc. (Holding Co.) (S)	8,200	273,388
Lennar Corp. (S)	45,700	694,183
Macy's, Inc.	26,100	469,278
Manpower, Inc.	8,100	349,596
Nordstrom, Inc. (S)	11,400	328,548
NVR, Inc. (NON)	1,226	701,272
RadioShack Corp.	17,200	297,216
Scripps Co. (E.W.) Class A	31,818	224,953
TJX Cos., Inc. (The)	10,600	323,512
TRW Automotive Holdings Corp. (NON)	10,000	159,100
Wal-Mart Stores, Inc.	11,600	694,724
Walt Disney Co. (The) (S)	25,800	791,802
Whirlpool Corp. (S)	7,000	555,030
		8,039,285

Consumer Staples (5.6%)
Altria Group, Inc. (SEG)	20,480	406,323
American Greetings Corp. Class A	33,200	507,628
BJ's Wholesale Club, Inc. (NON) (S)	26,500	1,029,790
Clorox Co.	13,600	852,584
Comcast Corp. Class A (S)	29,700	583,011
Corn Products International, Inc.	10,800	348,624
CVS Caremark Corp.	12,200	410,652
Darden Restaurants, Inc.	11,200	320,656
Energizer Holdings, Inc. (NON)	5,500	443,025
General Mills, Inc.	20,100	1,381,272
Genuine Parts Co.	2,200	88,462
H.J. Heinz Co.	7,000	349,790
Kimberly-Clark Corp.	8,900	577,076
Kraft Foods, Inc. Class A (SEG)	19,602	641,966
Kroger Co.	25,900	711,732
McDonald's Corp.	16,000	987,200
MPS Group, Inc. (NON)	24,300	244,944
Newell Rubbermaid, Inc.	33,100	571,306
Pepsi Bottling Group, Inc. (The)	36,100	1,053,037
Philip Morris International, Inc.	42,180	2,028,858
Procter & Gamble Co. (The)	34,900	2,432,181
Robert Half International, Inc. (S)	32,000	792,000
Safeway, Inc.	31,500	747,180
SYSCO Corp.	8,100	249,723
Universal Corp. (S)	3,100	152,179
		17,911,199

Energy (2.7%)
Chevron Corp.	30,500	2,515,640
ConocoPhillips	14,200	1,040,150
Devon Energy Corp.	3,300	300,960
Exxon Mobil Corp.	13,100	1,017,346
Global Industries, Ltd. (NON)	36,500	253,310
Hess Corp.	4,700	385,776
Marathon Oil Corp.	18,900	753,543
National-Oilwell Varco, Inc. (NON)	10,200	512,346
Occidental Petroleum Corp.	7,400	521,330
Sunoco, Inc. (S)	6,800	241,944
Valero Energy Corp.	32,800	993,840
		8,536,185

Financial (12.9%)
ACE, Ltd. (Switzerland)	10,600	573,778
Allied World Assurance Company Holdings, Ltd. (Bermuda)	16,300	578,976
Allstate Corp. (The)	28,600	1,319,032
Assurant, Inc.	8,900	489,500
Axis Capital Holdings, Ltd. (Bermuda)	37,584	1,191,789
Bank of America Corp.	163,430	5,720,050
Bank of New York Mellon Corp. (The)	40,000	1,303,200
BB&T Corp.	5,200	196,560
Chubb Corp. (The)	17,500	960,750
Citigroup, Inc.	221,400	4,540,914
Endurance Specialty Holdings, Ltd. (Bermuda)	19,600	606,032
Everest Re Group, Ltd. (Bermuda)	5,300	458,609
General Growth Properties, Inc. (R)	7,900	119,290
Goldman Sachs Group, Inc. (The)	19,680	2,519,040
Hartford Financial Services Group, Inc. (The)	8,927	365,918
Jones Lang LaSalle, Inc.	11,400	495,672
JPMorgan Chase & Co.	150,700	7,037,690
KeyCorp	54,400	649,536
Merrill Lynch & Co., Inc.	48,600	1,229,580
PNC Financial Services Group	16,900	1,262,430
RenaissanceRe Holdings, Ltd. (Bermuda)	27,700	1,440,400
Travelers Cos., Inc. (The)	32,200	1,455,440
U.S. Bancorp	19,700	709,594
W.R. Berkley Corp.	23,000	541,650
Wells Fargo & Co.	130,500	4,897,665
XL Capital, Ltd. Class A (Bermuda)	23,600	423,384
Zions Bancorp. (S)	15,100	584,370

		41,670,849

Health Care (5.7%)
Aetna, Inc.	12,900	465,819
AmerisourceBergen Corp.	25,400	956,310
Baxter International, Inc.	17,900	1,174,777
Boston Scientific Corp. (NON)	32,200	395,094
Bristol-Myers Squibb Co.	20,100	419,085
Covidien, Ltd.	32,625	1,753,920
Eli Lilly & Co.	12,700	559,181
Endo Pharmaceuticals Holdings, Inc. (NON)	27,700	554,000
Express Scripts, Inc. (NON)	2,000	147,640
Forest Laboratories, Inc. (NON)	10,300	291,284
Health Management Associates, Inc. Class A (NON)	71,700	298,272
Humana, Inc. (NON)	4,700	193,640
King Pharmaceuticals, Inc. (NON) (S)	83,500	799,930
McKesson Corp.	27,200	1,463,632
Medco Health Solutions, Inc. (NON) (S)	17,800	801,000
Merck & Co., Inc.	52,200	1,647,432
Par Pharmaceutical Cos., Inc. (NON)	16,800	206,472
Pfizer, Inc.	244,900	4,515,956
UnitedHealth Group, Inc.	9,800	248,822
WellPoint, Inc. (NON)	33,500	1,566,795
		18,459,061

Technology (5.1%)
Accenture, Ltd. Class A (Bermuda) (S)	33,500	1,273,000
Apple Computer, Inc. (NON)	1,700	193,222
Applied Materials, Inc.	86,900	1,314,797
Arrow Electronics, Inc. (NON)	15,300	401,166
Atmel Corp. (NON)	167,400	567,486
Avnet, Inc. (NON)	14,700	362,061
BMC Software, Inc. (NON)	7,200	206,136
Computer Sciences Corp. (NON) (S)	14,400	578,736
eBay, Inc. (NON)	18,800	420,744
Hewlett-Packard Co. (SEG)	68,300	3,158,192
IBM Corp.	18,800	2,198,848
Intel Corp.	115,800	2,168,934
Microsoft Corp.	14,600	389,674
Nokia OYJ ADR (Finland)	40,900	762,785
Oracle Corp. (NON)	35,900	729,129
Texas Instruments, Inc.	75,200	1,616,800
		16,341,710

Transportation (0.7%)
AMR Corp. (NON) (S)	51,300	503,766
UAL Corp. (S)	16,500	145,035
Union Pacific Corp.	4,000	284,640
United Parcel Service, Inc. Class B	9,100	572,299
US Airways Group, Inc. (NON) (S)	100,400	605,412
		2,111,152

Utilities & Power (2.4%)
AES Corp. (The) (NON) (S)	52,200	610,218
Dominion Resources, Inc.	6,300	269,514
DTE Energy Co.	8,600	345,032
Duke Energy Corp.	38,500	671,055
Edison International	34,600	1,380,540
Energen Corp.	14,700	665,616
Entergy Corp.	5,820	518,038
FirstEnergy Corp.	14,700	984,753
FPL Group, Inc.	10,200	513,060
MDU Resources Group, Inc.	5,100	147,900
PG&E Corp.	17,040	638,148
Sempra Energy	9,800	494,606
Wisconsin Energy Corp.	12,800	574,720
		7,813,200

Total common stocks (cost $179,703,873)		$161,322,484

COLLATERALIZED MORTGAGE OBLIGATIONS (28.7%)(a)

	Principal
	amount	Value

Adjustable Rate Mortgage Trust FRB Ser. 04-5,
Class 3A1, 4.945s, 2035	$271,538	$214,515
Asset Backed Funding Certificates 144A FRB Ser.
06-OPT3, Class B, 5.707s, 2036	33,000	1,135
Asset Securitization Corp.
Ser. 96-MD6, Class A7, 8.631s, 2029	174,723	175,723
FRB Ser. 97-D5, Class A5, 7.185s, 2043	73,000	74,306
Banc of America Commercial Mortgage, Inc.
Ser. 01-1, Class G, 7.324s, 2036	160,000	160,646
Ser. 07-2, Class A2, 5.634s, 2049	152,000	142,606
Ser. 06-4, Class A2, 5.522s, 2046	838,000	806,334
Ser. 04-3, Class A5, 5.493s, 2039	580,000	539,400
Ser. 05-6, Class A2, 5.165s, 2047	77,000	75,092
Ser. 07-5, Class XW, Interest Only (IO), 0.607s, 2051	3,909,851	89,951
Ser. 07-1, Class XW, IO, 0.465s, 2049	2,491,834	38,687
Ser. 06-1, Class XC, IO, 0.075s, 2045	3,766,896	20,464
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035	100,000	87,192
Ser. 02-PB2, Class XC, IO, 0.294s, 2035	2,355,005	41,684
Ser. 04-4, Class XC, IO, 0.189s, 2042	4,016,277	53,742

Ser. 04-5, Class XC, IO, 0.17s, 2041	6,172,383	65,929
Ser. 05-1, Class XW, IO, 0.144s, 2042	40,724,316	98,574
Ser. 06-4, Class XC, IO, 0.108s, 2046	6,385,475	65,154
Ser. 05-4, Class XC, IO, 0.092s, 2045	11,005,550	64,244
Ser. 06-5, Class XC, IO, 0.09s, 2016	13,174,920	148,721
Banc of America Funding Corp. FRB Ser. 06-D,
Class 6A1, 5.992s, 2036	73,699	49,379
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 3.438s, 2018	26,000	25,178
FRB Ser. 04-BBA4, Class G, 3.188s, 2018	61,000	58,896
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 4.488s, 2022	111,000	91,053
FRB Ser. 05-MIB1, Class J, 3.538s, 2022	244,000	204,155
Banc of America Mortgage Securities
FRB Ser. 03-F, Class 2A1, 4.671s, 2033	34,390	31,639
Ser. 05-E, Class 2, IO, 0.3s, 2035	3,962,328	13,466
Ser. 04-D, Class 2A, IO, 0.23s, 2034	1,418,849	1,330
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033	197,142	197,418
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1, 3.507s, 2035	142,956	123,299
Ser. 04-2, IO, 2.22s, 2034	861,485	31,703
Ser. 06-2A, IO, 1.798s, 2036	366,827	26,448
Ser. 05-3A, IO, 1.6s, 2035	1,897,926	118,051
Ser. 05-1A, IO, 1.6s, 2035	633,504	30,281
Ser. 04-3, IO, 1.6s, 2035	403,955	14,866
Ser. 07-5A, IO, 1.55s, 2037	1,694,786	208,120
Ser. 07-2A, IO, 1.3s, 2037	1,972,311	196,245
Ser. 07-1, Class S, IO, 1.211s, 2037	1,613,728	147,172
Ser. 06-4A, IO, 1.14s, 2036	141,171	14,046
Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036	893,006	562,594
Ser. 04-9, Class 1A1, 5.9s, 2034	17,931	14,216
FRB Ser. 05-7, Class 23A1, 5.649s, 2035	23,976	17,262
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.447s, 2032	151,000	135,026
Ser. 07-PW17, Class A3, 5.736s, 2050	1,905,000	1,805,997
Ser. 04-PR3I, Class X1, IO, 0.383s, 2041	953,553	14,558
Ser. 05-PWR9, Class X1, IO, 0.105s, 2042	6,839,215	51,636
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO, 0.883s, 2038	2,131,873	76,918
Ser. 06-PW14, Class X1, IO, 0.088s, 2038	2,293,423	31,856
Ser. 07-PW15, Class X1, IO, 0.077s, 2044	8,859,384	82,658
Ser. 05-PW10, Class X1, IO, 0.072s, 2040	17,154,453	55,580
Ser. 07-PW16, Class X, IO, 0.032s, 2040	18,314,985	14,286
Bear Stearns Small Balance Commercial Trust 144A Ser.
06-1A, Class AIO, IO, 1s, 2034	701,400	8,877
Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	65,176	67,605
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	580,000	580,701
Ser. 98-1, Class G, 6.56s, 2030	148,000	133,638
Ser. 98-1, Class H, 6.34s, 2030	227,000	172,705
Citigroup Commercial Mortgage Trust
Ser. 08-C7, Class A3, 6.299s, 2014	905,000	838,574
Ser. 08-C7, Class A2A, 6.034s, 2049	495,000	476,191
Citigroup Commercial Mortgage Trust 144A
Ser. 05-C3, Class XC, IO, 0.138s, 2043	15,287,401	133,765
Ser. 06-C5, Class XC, IO, 0.085s, 2049	14,304,961	168,754
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR7, Class 2A2A, 5.654s, 2036	99,945	62,966
IFB Ser. 07-6, Class 2A5, IO, 3.443s, 2037	567,913	39,222
Citigroup/Deutsche Bank Commercial Mortgage Trust Ser.
06-CD3, Class A4, 5.658s, 2048	100,000	94,683
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.56s, 2049	3,580,439	71,609
Ser. 06-CD2, Class X, IO, 0.128s, 2046	10,662,032	42,107
Ser. 07-CD4, Class XC, IO, 0.057s, 2049	11,975,368	94,025
Commercial Mortgage Acceptance Corp. 144A Ser. 98-C1,
Class F, 6.23s, 2031	260,000	263,286
Commercial Mortgage Loan Trust Ser. 08-LS1, Class A4B,
6.22s, 2017	224,000	203,818
Commercial Mortgage Pass-Through Certificates 144A
Ser. 06-CN2A, Class H, 5.756s, 2019	131,000	106,636
Ser. 06-CN2A, Class J, 5.756s, 2019	105,000	82,931
FRB Ser. 01-J2A, Class A2F, 2.988s, 2034	211,000	185,680
Ser. 03-LB1A, Class X1, IO, 0 1/2s, 2038	1,153,138	43,591
Ser. 05-LP5, Class XC, IO, 0.108s, 2043	10,633,678	84,363
Ser. 05-C6, Class XC, IO, 0.088s, 2044	12,292,847	69,201
Ser. 06-C8, Class XS, IO, 0.078s, 2046	6,445,912	67,353
Countrywide Alternative Loan Trust
Ser. 06-45T1, Class 2A2, 6s, 2037	32,991	20,108
Ser. 06-J8, Class A4, 6s, 2037	27,013	13,763
IFB Ser. 04-2CB, Class 1A5, IO, 4.393s, 2034	11,029	576
Ser. 05-24, Class 1AX, IO, 1.222s, 2035	1,656,681	39,023
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1, 5.714s, 2035	41,328	29,343
Ser. 05-9, Class 1X, IO, 3.126s, 2035	1,021,462	23,621
Ser. 05-2, Class 2X, IO, 1.16s, 2035	1,087,238	23,571
Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	122,187	115,280
IFB Ser. 05-R1, Class 1AS, IO, 3.523s, 2035	1,065,560	61,270
IFB Ser. 05-R2, Class 1AS, IO, 3.168s, 2035	645,641	33,089
Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 6.004s, 2039	590,000	557,641

Ser. 06-C5, Class AX, IO, 0.109s, 2039	4,105,909	53,471
Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.279s, 2049	16,071,969	124,043
Ser. 06-C4, Class AX, IO, 0.104s, 2039	9,841,893	122,681
Ser. 07-C1, Class AX, IO, 0.083s, 2040	11,215,948	91,331
Crown Castle Towers, LLC 144A Ser. 05-1A, Class D,
5.612s, 2035	385,000	367,290
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	216,000	220,229
Ser. 04-C2, Class A2, 5.416s, 2036	650,000	610,415
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class J, 3.438s, 2020	25,000	23,250
FRB Ser. 04-TF2A, Class J, 3.438s, 2016	189,000	170,100
FRB Ser. 05-TF2A, Class J, 3.388s, 2020	91,320	83,101
FRB Ser. 04-TF2A, Class H, 3.188s, 2019	81,000	75,330
Ser. 01-CK1, Class AY, IO, 0.9s, 2035	8,191,115	116,314
Ser. 03-C3, Class AX, IO, 0.576s, 2038	8,970,755	336,682
Ser. 02-CP3, Class AX, IO, 0.497s, 2035	2,295,529	80,872
Ser. 04-C4, Class AX, IO, 0.27s, 2039	1,519,040	30,022
Ser. 05-C2, Class AX, IO, 0.163s, 2037	9,050,501	113,095
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	280,247	285,351
Ser. 99-CG2, Class B3, 6.1s, 2032	207,000	205,854
Ser. 99-CG2, Class B4, 6.1s, 2032	370,000	352,253
Fannie Mae
IFB Ser. 07-75, Class JS, 26.705s, 2037	250,785	322,843
IFB Ser. 07-80, Class AS, 23.705s, 2037	116,442	140,622
IFB Ser. 07-75, Class CS, 23.052s, 2037	182,871	229,969
IFB Ser. 06-62, Class PS, 20.659s, 2036	181,191	221,849
IFB Ser. 07-60, Class SB, 20.359s, 2037	100,531	115,229
IFB Ser. 06-76, Class QB, 20.359s, 2036	178,997	217,292
IFB Ser. 06-48, Class TQ, 20.359s, 2036	366,924	434,783
IFB Ser. 06-63, Class SP, 20.059s, 2036	196,488	234,934
IFB Ser. 07-W7, Class 1A4, 19.939s, 2037	182,743	177,261
IFB Ser. 07-81, Class SC, 18.559s, 2037	184,919	203,499
IFB Ser. 07-1, Class NK, 18.112s, 2037	462,308	542,807
IFB Ser. 06-104, Class GS, 17.994s, 2036	127,390	149,157
IFB Ser. 06-104, Class ES, 17.416s, 2036	224,109	261,935
IFB Ser. 05-37, Class SU, 16.372s, 2035	278,838	316,777
IFB Ser. 06-49, Class SE, 16.172s, 2036	294,207	327,432
IFB Ser. 06-60, Class AK, 15.972s, 2036	151,755	169,172
IFB Ser. 06-60, Class TK, 15.772s, 2036	86,414	95,718
IFB Ser. 06-104, Class CS, 15.269s, 2036	224,166	247,780
IFB Ser. 07-30, Class FS, 14.974s, 2037	469,683	499,527
IFB Ser. 07-96, Class AS, 14.116s, 2037	227,473	232,921
IFB Ser. 06-115, Class ES, 13.732s, 2036	193,278	205,482
IFB Ser. 06-8, Class PK, 13.572s, 2036	358,125	381,826
IFB Ser. 05-57, Class CD, 13.099s, 2035	153,159	162,145
IFB Ser. 05-74, Class CP, 12.991s, 2035	179,065	189,039
IFB Ser. 05-115, Class NQ, 12.912s, 2036	100,316	100,193
IFB Ser. 06-27, Class SP, 12.808s, 2036	277,456	301,007
IFB Ser. 06-8, Class HP, 12.808s, 2036	297,419	321,487
IFB Ser. 06-8, Class WK, 12.808s, 2036	472,614	505,391
IFB Ser. 05-106, Class US, 12.808s, 2035	430,202	470,700
IFB Ser. 05-99, Class SA, 12.808s, 2035	209,968	224,007
IFB Ser. 05-45, Class DA, 12.661s, 2035	326,681	338,728
IFB Ser. 05-74, Class DM, 12 5/8s, 2035	415,816	445,866
IFB Ser. 05-45, Class DC, 12.551s, 2035	272,234	291,210
IFB Ser. 06-60, Class CS, 12.331s, 2036	91,397	90,451
IFB Ser. 05-57, Class DC, 11.353s, 2034	249,729	263,076
IFB Ser. 05-74, Class SK, 11.311s, 2035	330,896	334,794
IFB Ser. 05-74, Class CS, 11.201s, 2035	203,576	214,450
IFB Ser. 05-114, Class SP, 10.761s, 2036	125,336	125,367
IFB Ser. 05-45, Class PC, 10.629s, 2034	122,663	125,335
IFB Ser. 05-95, Class OP, 10.45s, 2035	130,980	127,173
IFB Ser. 05-106, Class JC, 10.18s, 2035	88,979	83,977
FRB Ser. 03-W6, Class PT1, 9.998s, 2042	52,038	59,949
Ser. 02-T12, Class A4, 9 1/2s, 2042	22,987	25,049
Ser. 02-T4, Class A4, 9 1/2s, 2041	184,946	201,232
Ser. 02-T6, Class A3, 9 1/2s, 2041	45,000	49,587
IFB Ser. 05-83, Class QP, 9.056s, 2034	77,061	73,414
Ser. 04-T3, Class PT1, 9.055s, 2044	111,243	120,792
IFB Ser. 05-72, Class SB, 8.858s, 2035	205,898	197,875
Ser. 02-26, Class A2, 7 1/2s, 2048	159,160	167,069
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	98,888	103,802
Ser. 03-W1, Class 2A, 7 1/2s, 2042	188,265	195,558
Ser. 02-T12, Class A3, 7 1/2s, 2042	107,631	114,152
Ser. 02-14, Class A2, 7 1/2s, 2042	44,374	46,890
Ser. 01-T10, Class A2, 7 1/2s, 2041	154,693	160,235
Ser. 02-T4, Class A3, 7 1/2s, 2041	59,228	63,100
Ser. 01-T12, Class A2, 7 1/2s, 2041	154,324	163,129
Ser. 01-T3, Class A1, 7 1/2s, 2040	30,400	31,995
Ser. 01-T1, Class A1, 7 1/2s, 2040	71,750	75,844
Ser. 99-T2, Class A1, 7 1/2s, 2039	14,814	15,722
Ser. 383, Class 87, IO, 7 1/2s, 2037	72,333	13,966
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	99,561	104,508
Ser. 02-T1, Class A3, 7 1/2s, 2031	103,569	109,969
Ser. 00-T6, Class A1, 7 1/2s, 2030	113,040	118,652
Ser. 01-T5, Class A3, 7 1/2s, 2030	17,016	17,797
Ser. 01-T4, Class A1, 7 1/2s, 2028	318,382	338,940
Ser. 02-26, Class A1, 7s, 2048	143,080	151,356
Ser. 04-T3, Class 1A3, 7s, 2044	182,889	194,706
Ser. 03-W3, Class 1A2, 7s, 2042	64,033	67,286
Ser. 02-T16, Class A2, 7s, 2042	134,687	142,663
Ser. 02-14, Class A1, 7s, 2042	46,834	49,522

Ser. 02-T4, Class A2, 7s, 2041	25,883	27,309
Ser. 01-W3, Class A, 7s, 2041	45,106	47,223
Ser. 383, Class 79, IO, 7s, 2037	57,889	12,323
Ser. 383, Class 80, IO, 7s, 2037	107,373	19,864
Ser. 383, Class 81, IO, 7s, 2037	63,385	13,896
Ser. 383, Class 82, IO, 7s, 2037	82,116	19,102
Ser. 05-W4, Class 1A3, 7s, 2035	75,907	81,951
Ser. 04-W1, Class 2A2, 7s, 2033	601,868	637,891
Ser. 386, Class 14, IO, 6 1/2s, 2038	428,353	74,426
Ser. 386, Class 17, IO, 6 1/2s, 2037	85,805	14,694
Ser. 383, Class 60, IO, 6 1/2s, 2037	245,689	48,524
Ser. 383, Class 62, IO, 6 1/2s, 2037	86,974	19,097
Ser. 383, Class 64, IO, 6 1/2s, 2037	98,993	20,170
Ser. 383, Class 58, IO, 6 1/2s, 2037	114,482	22,324
Ser. 383, Class 59, IO, 6 1/2s, 2037	85,762	18,560
Ser. 383, Class 65, IO, 6 1/2s, 2037	89,349	20,518
Ser. 383, Class 66, IO, 6 1/2s, 2037	89,209	20,448
Ser. 383, Class 72, IO, 6 1/2s, 2037	274,604	53,204
Ser. 381, Class 14, IO, 6 1/2s, 2037	192,916	35,207
Ser. 381, Class 15, IO, 6 1/2s, 2037	83,298	14,161
Ser. 383, Class 73, IO, 6 1/2s, 2037	93,747	17,578
Ser. 383, Class 70, IO, 6 1/2s, 2037	144,803	27,694
Ser. 383, Class 74, IO, 6 1/2s, 2037	85,645	15,951
Ser. 383, Class 71, IO, 6 1/2s, 2036	82,230	17,502
Ser. 371, Class 2, IO, 6 1/2s, 2036	1,160,736	256,813
Ser. 08-76, Class JI, IO, 6s, 2038	473,693	91,186
Ser. 383, Class 41, IO, 6s, 2038	416,097	76,978
Ser. 383, Class 42, IO, 6s, 2038	301,225	54,974
Ser. 383, Class 43, IO, 6s, 2038	272,276	50,371
Ser. 383, Class 44, IO, 6s, 2038	248,885	45,733
Ser. 383, Class 45, IO, 6s, 2038	191,356	35,162
Ser. 383, Class 46, IO, 6s, 2038	166,490	30,593
Ser. 383, Class 47, IO, 6s, 2038	147,266	28,349
Ser. 383, Class 48, IO, 6s, 2038	131,811	25,374
Ser. 386, Class 9, IO, 6s, 2038	238,588	41,455
Ser. 383, Class 28, IO, 6s, 2038	497,567	95,782
Ser. 383, Class 29, IO, 6s, 2038	447,520	86,148
Ser. 383, Class 30, IO, 6s, 2038	329,852	63,497
Ser. 383, Class 31, IO, 6s, 2038	291,088	56,034
Ser. 383, Class 32, IO, 6s, 2038	226,098	43,524
Ser. 383, Class 33, IO, 6s, 2038	193,426	37,718
Ser. 383, Class 37, IO, 6s, 2038	88,230	19,573
Ser. 386, Class 7, IO, 6s, 2038	292,161	56,971
Ser. 383, Class 34, IO, 6s, 2037	87,212	17,006
Ser. 383, Class 35, IO, 6s, 2037	86,548	18,304
Ser. 383, Class 50, IO, 6s, 2037	89,960	16,305
Ser. 386, Class 6, IO, 6s, 2037	139,748	25,853
Ser. 383, Class 49, IO, 6s, 2037	85,170	17,960
Ser. 383, Class 51, IO, 6s, 2037	83,792	17,581
Ser. 383, Class 98, IO, 6s, 2022	74,575	15,654
Ser. 383, Class 18, IO, 5 1/2s, 2038	262,405	51,169
Ser. 383, Class 19, IO, 5 1/2s, 2038	239,619	46,426
Ser. 383, Class 4, IO, 5 1/2s, 2037	365,557	73,111
Ser. 383, Class 5, IO, 5 1/2s, 2037	232,222	47,025
Ser. 383, Class 6, IO, 5 1/2s, 2037	208,296	42,180
Ser. 383, Class 7, IO, 5 1/2s, 2037	205,643	41,643
Ser. 383, Class 8, IO, 5 1/2s, 2037	93,244	19,814
Ser. 383, Class 9, IO, 5 1/2s, 2037	93,200	19,805
Ser. 383, Class 20, IO, 5 1/2s, 2037	148,108	29,992
Ser. 383, Class 21, IO, 5 1/2s, 2037	139,817	28,313
Ser. 383, Class 22, IO, 5 1/2s, 2037	94,591	19,864
Ser. 383, Class 23, IO, 5 1/2s, 2037	91,730	19,034
Ser. 379, Class 2, IO, 5 1/2s, 2037	145,457	33,251
Ser. 363, Class 2, IO, 5 1/2s, 2035	406,675	95,650
Ser. 383, Class 95, IO, 5 1/2s, 2022	117,823	17,379
Ser. 383, Class 94, IO, 5 1/2s, 2022	81,147	17,055
Ser. 383, Class 96, IO, 5 1/2s, 2022	77,495	15,626
Ser. 377, Class 2, IO, 5s, 2036	280,682	66,494
IFB Ser. 07-W6, Class 6A2, IO, 4.593s, 2037	225,710	18,903
IFB Ser. 06-90, Class SE, IO, 4.593s, 2036	236,554	28,530
IFB Ser. 03-66, Class SA, IO, 4.443s, 2033	350,990	35,933
IFB Ser. 04-17, Class ST, IO, 4.393s, 2034	47,577	5,419
IFB Ser. 07-W6, Class 5A2, IO, 4.083s, 2037	333,716	24,612
IFB Ser. 07-W4, Class 4A2, IO, 4.073s, 2037	1,683,172	124,134
IFB Ser. 07-W2, Class 3A2, IO, 4.073s, 2037	467,065	35,322
IFB Ser. 06-115, Class BI, IO, 4.053s, 2036	396,942	27,394
IFB Ser. 05-113, Class AI, IO, 4.023s, 2036	75,113	6,486
IFB Ser. 05-113, Class DI, IO, 4.023s, 2036	2,564,366	223,636
IFB Ser. 05-52, Class DC, IO, 3.993s, 2035	210,586	21,710
IFB Ser. 06-60, Class SI, IO, 3.943s, 2036	452,204	41,829
IFB Ser. 06-60, Class UI, IO, 3.943s, 2036	183,321	15,591
IFB Ser. 04-24, Class CS, IO, 3.943s, 2034	490,367	43,616
IFB Ser. 07-W7, Class 3A2, IO, 3.923s, 2037	560,099	50,324
IFB Ser. 03-122, Class SA, IO, 3.893s, 2028	607,686	43,699
IFB Ser. 03-122, Class SJ, IO, 3.893s, 2028	629,856	45,495
IFB Ser. 06-60, Class DI, IO, 3.863s, 2035	213,697	14,959
IFB Ser. 04-60, Class SW, IO, 3.843s, 2034	901,630	78,893
IFB Ser. 05-65, Class KI, IO, 3.793s, 2035	1,594,504	111,615
IFB Ser. 08-01, Class GI, IO, 3.753s, 2037	1,841,752	162,304
IFB Ser. 07-32, Class JS, IO, 3.583s, 2037	97,387	8,922
IFB Ser. 07-23, Class SI, IO, 3.563s, 2037	367,155	25,366
IFB Ser. 07-54, Class CI, IO, 3.553s, 2037	260,803	23,586
IFB Ser. 07-39, Class PI, IO, 3.553s, 2037	282,279	19,692
IFB Ser. 07-30, Class WI, IO, 3.553s, 2037	2,423,220	186,590
IFB Ser. 07-28, Class SE, IO, 3.543s, 2037	314,475	28,021

IFB Ser. 06-128, Class SH, IO, 3.543s, 2037	346,155	23,152
IFB Ser. 06-56, Class SM, IO, 3.543s, 2036	868,360	69,926
IFB Ser. 05-73, Class SI, IO, 3.543s, 2035	203,981	17,339
IFB Ser. 05-12, Class SC, IO, 3.543s, 2035	281,695	23,641
IFB Ser. 05-17, Class ES, IO, 3.543s, 2035	394,422	37,675
IFB Ser. 05-17, Class SY, IO, 3.543s, 2035	182,553	17,380
IFB Ser. 07-W5, Class 2A2, IO, 3.533s, 2037	173,696	13,461
IFB Ser. 07-30, Class IE, IO, 3.533s, 2037	868,369	90,138
IFB Ser. 06-123, Class CI, IO, 3.533s, 2037	697,116	58,119
IFB Ser. 06-123, Class UI, IO, 3.533s, 2037	311,214	24,314
IFB Ser. 05-82, Class SY, IO, 3.523s, 2035	787,276	52,649
IFB Ser. 05-45, Class EW, IO, 3.513s, 2035	711,120	54,943
IFB Ser. 05-45, Class SR, IO, 3.513s, 2035	1,062,312	79,807
Ser. 05-3, Class GS, IO, 3.493s, 2035	115,946	9,832
IFB Ser. 07-15, Class BI, IO, 3.493s, 2037	501,216	40,868
IFB Ser. 06-16, Class SM, IO, 3.493s, 2036	241,187	20,643
IFB Ser. 05-95, Class CI, IO, 3.493s, 2035	466,618	43,720
IFB Ser. 05-84, Class SG, IO, 3.493s, 2035	770,119	65,460
IFB Ser. 05-57, Class NI, IO, 3.493s, 2035	158,348	12,382
IFB Ser. 05-54, Class SA, IO, 3.493s, 2035	753,002	60,514
IFB Ser. 05-23, Class SG, IO, 3.493s, 2035	589,704	53,137
IFB Ser. 05-17, Class SA, IO, 3.493s, 2035	518,403	45,449
IFB Ser. 05-17, Class SE, IO, 3.493s, 2035	561,382	48,275
IFB Ser. 05-57, Class DI, IO, 3.493s, 2035	1,198,831	84,667
IFB Ser. 05-83, Class QI, IO, 3.483s, 2035	127,627	10,451
IFB Ser. 06-128, Class GS, IO, 3.473s, 2037	291,305	25,430
IFB Ser. 06-116, Class ES, IO, 3.443s, 2036	172,314	13,425
IFB Ser. 06-114, Class IS, IO, 3.443s, 2036	361,139	29,244
IFB Ser. 06-116, Class LS, IO, 3.443s, 2036	82,053	6,143
IFB Ser. 06-115, Class GI, IO, 3.433s, 2036	338,019	25,273
IFB Ser. 06-115, Class IE, IO, 3.433s, 2036	272,764	23,336
IFB Ser. 06-117, Class SA, IO, 3.433s, 2036	404,427	31,094
IFB Ser. 06-121, Class SD, IO, 3.433s, 2036	679,830	49,713
IFB Ser. 06-109, Class SG, IO, 3.423s, 2036	484,086	36,306
IFB Ser. 06-104, Class SY, IO, 3.413s, 2036	185,255	13,677
IFB Ser. 06-109, Class SH, IO, 3.413s, 2036	360,434	32,251
IFB Ser. 06-111, Class SA, IO, 3.413s, 2036	84,924	7,089
Ser. 06-104, Class SG, IO, 3.393s, 2036	339,738	24,763
IFB Ser. 07-W6, Class 4A2, IO, 3.393s, 2037	1,347,481	101,061
IFB Ser. 06-128, Class SC, IO, 3.393s, 2037	1,138,132	83,740
IFB Ser. 06-43, Class SI, IO, 3.393s, 2036	351,983	28,135
IFB Ser. 06-44, Class IS, IO, 3.393s, 2036	588,743	45,352
IFB Ser. 06-8, Class JH, IO, 3.393s, 2036	1,256,957	105,748
IFB Ser. 05-122, Class SG, IO, 3.393s, 2035	243,595	21,137
IFB Ser. 05-95, Class OI, IO, 3.383s, 2035	82,100	6,788
IFB Ser. 06-92, Class JI, IO, 3.373s, 2036	231,609	16,419
IFB Ser. 06-92, Class LI, IO, 3.373s, 2036	399,410	31,900
IFB Ser. 06-96, Class ES, IO, 3.373s, 2036	442,833	30,192
IFB Ser. 06-99, Class AS, IO, 3.373s, 2036	244,878	19,131
IFB Ser. 06-85, Class TS, IO, 3.353s, 2036	653,166	48,502
IFB Ser. 06-61, Class SE, IO, 3.343s, 2036	677,896	45,670
IFB Ser. 07-75, Class PI, IO, 3.333s, 2037	440,327	31,800
IFB Ser. 07-76, Class SA, IO, 3.333s, 2037	488,117	34,984
IFB Ser. 07-W7, Class 2A2, IO, 3.323s, 2037	1,124,917	87,776
IFB Ser. 07-88, Class MI, IO, 3.313s, 2037	82,268	5,558
Ser. 06-94, Class NI, IO, 3.293s, 2036	166,168	9,970
IFB Ser. 07-116, Class IA, IO, 3.293s, 2037	1,779,898	126,818
IFB Ser. 07-103, Class AI, IO, 3.293s, 2037	1,967,129	142,617
IFB Ser. 07-1, Class NI, IO, 3.293s, 2037	1,012,712	75,835
IFB Ser. 07-15, Class NI, IO, 3.293s, 2022	449,984	28,686
IFB Ser. 08-3, Class SC, IO, 3.243s, 2038	95,919	7,392
IFB Ser. 07-109, Class XI, IO, 3.243s, 2037	289,998	23,860
IFB Ser. 07-109, Class YI, IO, 3.243s, 2037	438,733	31,580
IFB Ser. 07-W8, Class 2A2, IO, 3.243s, 2037	731,957	46,432
IFB Ser. 07-88, Class JI, IO, 3.243s, 2037	591,896	45,462
IFB Ser. 07-54, Class KI, IO, 3.233s, 2037	220,678	12,797
IFB Ser. 07-30, Class JS, IO, 3.233s, 2037	715,588	51,880
IFB Ser. 07-30, Class LI, IO, 3.233s, 2037	1,106,505	90,970
IFB Ser. 07-W2, Class 1A2, IO, 3.223s, 2037	308,628	21,385
IFB Ser. 07-106, Class SN, IO, 3.203s, 2037	440,850	31,500
IFB Ser. 07-54, Class IA, IO, 3.203s, 2037	387,360	30,768
IFB Ser. 07-54, Class IB, IO, 3.203s, 2037	387,360	30,768
IFB Ser. 07-54, Class IC, IO, 3.203s, 2037	387,360	30,768
IFB Ser. 07-54, Class ID, IO, 3.203s, 2037	387,360	30,768
IFB Ser. 07-54, Class IE, IO, 3.203s, 2037	387,360	30,768
IFB Ser. 07-54, Class IF, IO, 3.203s, 2037	575,852	46,865
IFB Ser. 07-54, Class NI, IO, 3.203s, 2037	312,616	26,061
IFB Ser. 07-54, Class UI, IO, 3.203s, 2037	451,798	36,067
IFB Ser. 07-109, Class AI, IO, 3.193s, 2037	1,519,963	105,447
IFB Ser. 07-91, Class AS, IO, 3.193s, 2037	286,840	21,683
IFB Ser. 07-91, Class HS, IO, 3.193s, 2037	309,935	21,925
IFB Ser. 07-15, Class CI, IO, 3.173s, 2037	1,302,687	96,407
IFB Ser. 06-123, Class BI, IO, 3.173s, 2037	1,587,341	115,993
IFB Ser. 06-115, Class JI, IO, 3.173s, 2036	947,959	69,319
IFB Ser. 07-109, Class PI, IO, 3.143s, 2037	432,658	32,560
IFB Ser. 06-123, Class LI, IO, 3.113s, 2037	625,000	48,771
IFB Ser. 08-1, Class NI, IO, 3.043s, 2037	838,285	52,917
IFB Ser. 07-116, Class BI, IO, 3.043s, 2037	1,627,377	102,728
IFB Ser. 08-01, Class AI, IO, 3.043s, 2037	2,234,880	147,245
IFB Ser. 08-10, Class GI, IO, 3.023s, 2038	585,080	32,913
IFB Ser. 08-13, Class SA, IO, 3.013s, 2038	91,784	6,238
IFB Ser. 08-1, Class HI, IO, 2.993s, 2037	1,043,244	64,495
IFB Ser. 07-39, Class AI, IO, 2.913s, 2037	679,259	44,421
IFB Ser. 07-32, Class SD, IO, 2.903s, 2037	457,294	32,296
IFB Ser. 07-30, Class UI, IO, 2.893s, 2037	374,536	25,614

IFB Ser. 07-32, Class SC, IO, 2.893s, 2037	607,184	42,479
IFB Ser. 07-1, Class CI, IO, 2.893s, 2037	438,347	31,284
IFB Ser. 05-74, Class SE, IO, 2.893s, 2035	1,516,723	89,415
IFB Ser. 08-66, Class SG, IO, 2.863s, 2038	483,606	30,225
IFB Ser. 05-14, Class SE, IO, 2.843s, 2035	156,842	9,263
IFB Ser. 05-58, Class IK, IO, 2.793s, 2035	573,971	44,518
IFB Ser. 08-1, Class BI, IO, 2.703s, 2038	635,483	31,085
IFB Ser. 07-75, Class ID, IO, 2.663s, 2037	330,082	21,430
Ser. 03-W12, Class 2, IO, 2.221s, 2043	871,932	63,691
Ser. 03-W10, Class 3, IO, 1.937s, 2043	537,118	35,183
Ser. 03-W10, Class 1, IO, 1.915s, 2043	2,953,888	181,229
Ser. 03-W8, Class 12, IO, 1.635s, 2042	2,097,740	128,423
Ser. 03-W17, Class 12, IO, 1.147s, 2033	809,253	31,153
Ser. 03-T2, Class 2, IO, 0.808s, 2042	2,999,704	87,722
Ser. 03-W3, Class 2IO1, IO, 0.681s, 2042	289,396	7,410
Ser. 03-W6, Class 51, IO, 0.672s, 2042	899,979	14,278
Ser. 06-W3, Class 1AS, IO, 0.662s, 2046	1,477,526	85,881
Ser. 01-T12, Class IO, 0.565s, 2041	1,442,871	18,760
Ser. 03-W2, Class 1, IO, 0.465s, 2042	1,556,330	20,294
Ser. 03-W3, Class 1, IO, 0.439s, 2042	3,141,335	39,973
Ser. 02-T1, Class IO, IO, 0.423s, 2031	1,312,424	11,397
Ser. 03-W6, Class 3, IO, 0.368s, 2042	1,270,737	15,746
Ser. 03-W6, Class 23, IO, 0.352s, 2042	1,318,214	15,634
Ser. 03-W4, Class 3A, IO, 0.35s, 2042	1,238,578	13,358
Ser. 08-33, Principal Only (PO), zero %, 2038	96,078	70,137
Ser. 08-9, PO, zero %, 2038	91,721	68,332
Ser. 07-64, Class LO, PO, zero %, 2037	185,178	129,944
Ser. 06-117, Class OA, PO, zero %, 2036	78,075	63,391
Ser. 06-81, Class OP, PO, zero %, 2036	76,229	61,371
Ser. 04-38, Class AO, PO, zero %, 2034	526,104	365,642
Ser. 04-61, Class CO, PO, zero %, 2031	370,501	292,696
Ser. 07-15, Class IM, IO, zero %, 2009	429,198	31
Ser. 07-16, Class TS, IO, zero %, 2009	1,769,871	124
FRB Ser. 06-115, Class SN, zero %, 2036	163,884	157,173
FRB Ser. 05-65, Class ER, zero %, 2035	334,431	280,117
FRB Ser. 05-57, Class UL, zero %, 2035	294,750	254,436
FRB Ser. 05-36, Class QA, zero %, 2035	62,886	51,609
FRB Ser. 05-65, Class CU, zero %, 2034	51,290	51,027
FRB Ser. 05-81, Class DF, zero %, 2033	33,071	32,628
IFB Ser. 06-75, Class FY, zero %, 2036	64,313	69,649
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	23,609	26,154
Ser. T-58, Class 4A, 7 1/2s, 2043	122,651	129,896
Ser. T-51, Class 2A, 7 1/2s, 2042	156,544	165,790
Ser. T-42, Class A5, 7 1/2s, 2042	67,837	70,161
Ser. T-60, Class 1A2, 7s, 2044	445,884	473,243
Ser. T-41, Class 2A, 7s, 2032	20,227	20,804
IFB Ser. T-56, Class 2ASI, IO, 4.893s, 2043	202,451	22,087
Ser. T-56, Class A, IO, 0.524s, 2043	1,258,962	18,179
Ser. T-56, Class 3, IO, 0.358s, 2043	893,634	7,935
Ser. T-56, Class 1, IO, 0.282s, 2043	1,159,111	9,726
Ser. T-56, Class 2, IO, 0.025s, 2043	1,051,733	1,825
FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2,
7.77s, 2027	273,389	264,919
First Horizon Alternative Mortgage Securities FRB Ser.
05-AA10, Class 2A1, 5.747s, 2035	182,171	120,233
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.949s, 2033	3,636,768	107,205
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	346,000	366,129
Ser. 97-C2, Class G, 7 1/2s, 2029	116,000	100,415
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035	443,000	401,712
Freddie Mac
IFB Ser. 3360, Class SB, 28.74s, 2037	90,814	113,175
IFB Ser. 3339, Class WS, 27.947s, 2037	172,690	216,017
IFB Ser. 3339, Class JS, 26.666s, 2037	149,433	177,372
IFB Ser. 3202, Class PS, 24.315s, 2036	81,412	95,697
IFB Ser. 3349, Class SA, 24.075s, 2037	601,714	696,631
IFB Ser. 3331, Class SE, 24.075s, 2037	145,539	161,922
IFB Ser. 3153, Class SX, 20.813s, 2036	78,763	91,109
IFB Ser. 3182, Class PS, 18.65s, 2032	236,861	273,286
IFB Ser. 3081, Class DC, 17.966s, 2035	171,755	182,487
IFB Ser. 3114, Class GK, 16.45s, 2036	118,999	126,640
IFB Ser. 3360, Class SC, 16.407s, 2037	250,761	246,039
IFB Ser. 3408, Class EK, 15.784s, 2037	507,396	512,241
IFB Ser. 2976, Class KL, 15.262s, 2035	315,066	324,012
IFB Ser. 2990, Class DP, 15.153s, 2034	267,944	285,089
IFB Ser. 2979, Class AS, 15.152s, 2034	76,236	79,151
IFB Ser. 3149, Class SU, 12.822s, 2036	126,578	122,107
IFB Ser. 3065, Class DC, 12.398s, 2035	283,649	274,175
IFB Ser. 2990, Class WP, 10.61s, 2035	183,970	182,740
IFB Ser. 2990, Class LB, 10.588s, 2034	333,396	315,822
IFB Ser. 2927, Class SI, IO, 6.013s, 2035	435,484	48,210
IFB Ser. 248, IO, 5 1/2s, 2037	343,553	77,890
IFB Ser. 2828, Class GI, IO, 5.013s, 2034	512,965	57,294
IFB Ser. 3184, Class SP, IO, 4.863s, 2033	408,968	33,907
IFB Ser. 2869, Class SH, IO, 4.813s, 2034	232,608	17,332
IFB Ser. 2869, Class JS, IO, 4.763s, 2034	1,101,537	77,861
IFB Ser. 239, IO, 4.713s, 2036	74,176	5,610
IFB Ser. 2882, Class LS, IO, 4.713s, 2034	119,322	10,620
IFB Ser. 3203, Class SH, IO, 4.653s, 2036	231,946	23,729
IFB Ser. 2815, Class PT, IO, 4.563s, 2032	511,965	45,753

IFB Ser. 2828, Class TI, IO, 4.563s, 2030	239,224	18,005
IFB Ser. 3397, Class GS, IO, 4.513s, 2037	265,921	20,316
IFB Ser. 3297, Class BI, IO, 4.273s, 2037	1,143,234	99,580
IFB Ser. 3287, Class SD, IO, 4.263s, 2037	444,915	37,274
IFB Ser. 3281, Class BI, IO, 4.263s, 2037	219,102	20,149
IFB Ser. 3281, Class CI, IO, 4.263s, 2037	117,013	10,777
IFB Ser. 3249, Class SI, IO, 4.263s, 2036	179,039	14,446
IFB Ser. 3028, Class ES, IO, 4.263s, 2035	1,271,801	113,905
IFB Ser. 2922, Class SE, IO, 4.263s, 2035	606,487	54,019
IFB Ser. 3045, Class DI, IO, 4.243s, 2035	3,228,520	243,024
IFB Ser. 3236, Class ES, IO, 4.213s, 2036	390,320	30,918
IFB Ser. 3136, Class NS, IO, 4.213s, 2036	795,458	61,656
IFB Ser. 3118, Class SD, IO, 4.213s, 2036	974,387	66,494
IFB Ser. 3107, Class DC, IO, 4.213s, 2035	1,352,093	120,309
IFB Ser. 2927, Class ES, IO, 4.213s, 2035	339,978	21,100
IFB Ser. 2950, Class SM, IO, 4.213s, 2016	665,518	55,661
IFB Ser. 3256, Class S, IO, 4.203s, 2036	443,777	37,166
IFB Ser. 3031, Class BI, IO, 4.202s, 2035	254,189	20,265
IFB Ser. 3370, Class TS, IO, 4.183s, 2037	95,631	7,094
IFB Ser. 3244, Class SB, IO, 4.173s, 2036	316,319	22,281
IFB Ser. 3244, Class SG, IO, 4.173s, 2036	367,041	30,551
IFB Ser. 3236, Class IS, IO, 4.163s, 2036	571,482	41,790
IFB Ser. 2962, Class BS, IO, 4.163s, 2035	1,445,856	94,884
IFB Ser. 3114, Class TS, IO, 4.163s, 2030	1,586,127	125,072
IFB Ser. 3128, Class JI, IO, 4.143s, 2036	896,489	73,400
IFB Ser. 2990, Class LI, IO, 4.143s, 2034	499,240	39,665
IFB Ser. 3240, Class S, IO, 4.133s, 2036	1,097,088	92,401
IFB Ser. 3153, Class JI, IO, 4.133s, 2036	509,191	32,461
IFB Ser. 3065, Class DI, IO, 4.133s, 2035	196,489	15,346
IFB Ser. 3145, Class GI, IO, 4.113s, 2036	732,799	63,662
IFB Ser. 3114, Class GI, IO, 4.113s, 2036	285,069	20,845
IFB Ser. 3339, Class JI, IO, 4.103s, 2037	1,091,437	68,897
IFB Ser. 3218, Class AS, IO, 4.093s, 2036	376,130	29,349
IFB Ser. 3221, Class SI, IO, 4.093s, 2036	463,298	34,608
IFB Ser. 3153, Class UI, IO, 4.083s, 2036	1,330,201	129,840
IFB Ser. 3202, Class PI, IO, 4.053s, 2036	1,279,645	102,676
IFB Ser. 3355, Class MI, IO, 4.013s, 2037	306,316	22,910
IFB Ser. 3201, Class SG, IO, 4.013s, 2036	585,635	44,294
IFB Ser. 3203, Class SE, IO, 4.013s, 2036	523,533	40,126
IFB Ser. 3171, Class PS, IO, 3.998s, 2036	481,809	37,641
IFB Ser. 3152, Class SY, IO, 3.993s, 2036	585,605	53,452
IFB Ser. 3284, Class BI, IO, 3.963s, 2037	358,608	25,725
IFB Ser. 3260, Class SA, IO, 3.963s, 2037	360,745	23,906
IFB Ser. 3199, Class S, IO, 3.963s, 2036	290,312	24,348
IFB Ser. 3284, Class LI, IO, 3.953s, 2037	1,385,388	105,091
IFB Ser. 3281, Class AI, IO, 3.943s, 2037	1,325,370	109,056
IFB Ser. 3311, Class EI, IO, 3.923s, 2037	355,941	29,195
IFB Ser. 3311, Class IA, IO, 3.923s, 2037	549,356	46,798
IFB Ser. 3311, Class IB, IO, 3.923s, 2037	549,356	46,798
IFB Ser. 3311, Class IC, IO, 3.923s, 2037	549,356	46,798
IFB Ser. 3311, Class ID, IO, 3.923s, 2037	549,356	46,798
IFB Ser. 3311, Class IE, IO, 3.923s, 2037	776,646	66,160
IFB Ser. 3375, Class MS, IO, 3.913s, 2037	89,549	6,423
IFB Ser. 3240, Class GS, IO, 3.893s, 2036	654,351	51,773
IFB Ser. 3339, Class TI, IO, 3.653s, 2037	509,169	34,434
IFB Ser. 3284, Class CI, IO, 3.633s, 2037	1,014,498	69,503
IFB Ser. 3016, Class SQ, IO, 3.623s, 2035	519,246	28,390
IFB Ser. 3397, Class SQ, IO, 3.483s, 2037	448,495	26,856
IFB Ser. 3235, Class SA, IO, 3.463s, 2036	82,035	4,852
Ser. 3327, Class IF, IO, zero %, 2037	213,376	48,010
Ser. 246, PO, zero %, 2037	169,553	137,789
Ser. 3292, Class DO, PO, zero %, 2037	85,482	62,786
Ser. 3300, PO, zero %, 2037	169,969	131,726
Ser. 3255, Class CO, PO, zero %, 2036	80,710	66,368
Ser. 239, PO, zero %, 2036	966,508	770,337
Ser. 2587, Class CO, PO, zero %, 2032	141,755	117,118
FRB Ser. 3349, Class DO, zero %, 2037	126,754	114,623
FRB Ser. 3326, Class YF, zero %, 2037	107,047	103,510
FRB Ser. 3241, Class FH, zero %, 2036	121,160	100,595
FRB Ser. 3231, Class XB, zero %, 2036	88,731	87,503
FRB Ser. 3147, Class SF, zero %, 2036	206,754	196,670
FRB Ser. 3326, Class WF, zero %, 2035	134,875	112,686
FRB Ser. 3003, Class XF, zero %, 2035	278,471	240,019
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.096s, 2043	6,441,207	39,204
Ser. 05-C3, Class XC, IO, 0.084s, 2045	30,768,590	129,227
Ser. 07-C1, Class XC, IO, 0.074s, 2019	24,531,185	130,578
GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 8.142s, 2036	131,000	132,958
Ser. 97-C1, Class X, IO, 1.355s, 2029	153,404	7,057
Ser. 05-C1, Class X1, IO, 0.222s, 2043	11,460,613	128,307
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	201,000	191,757
Ser. 06-C1, Class XC, IO, 0.092s, 2045	17,747,680	98,577
Government National Mortgage Association
IFB Ser. 07-38, Class AS, 31.775s, 2037	324,379	408,518
IFB Ser. 07-44, Class SP, 19.787s, 2036	183,015	216,020
IFB Ser. 07-35, Class DK, 16.706s, 2035	101,134	114,723
IFB Ser. 05-66, Class SP, 12.54s, 2035	166,164	163,438
IFB Ser. 05-7, Class JM, 10.676s, 2034	306,839	311,531
IFB Ser. 04-59, Class SC, IO, 4.712s, 2034	231,266	21,798
IFB Ser. 08-29, Class SA, IO, 4.593s, 2038	206,343	17,693
IFB Ser. 07-26, Class SD, IO, 4.312s, 2037	605,070	41,220
IFB Ser. 06-62, Class SI, IO, 4.193s, 2036	408,308	33,461
IFB Ser. 07-1, Class SL, IO, 4.173s, 2037	188,990	15,368

IFB Ser. 07-1, Class SM, IO, 4.163s, 2037	188,990	15,327
IFB Ser. 07-48, Class SB, IO, 4.162s, 2037	460,855	29,975
IFB Ser. 07-17, Class AI, IO, 4.062s, 2037	1,272,620	94,179
IFB Ser. 08-2, Class SV, IO, 4.032s, 2038	226,491	14,618
IFB Ser. 07-9, Class AI, IO, 4.012s, 2037	513,826	35,700
IFB Ser. 07-49, Class NY, IO, 3.913s, 2035	1,541,866	117,037
IFB Ser. 08-40, Class SA, IO, 3.912s, 2038	107,816	7,580
IFB Ser. 07-17, Class IC, IO, 3.762s, 2037	690,211	46,571
IFB Ser. 07-25, Class KS, IO, 3.712s, 2037	90,664	6,138
IFB Ser. 07-21, Class S, IO, 3.712s, 2037	705,075	41,793
IFB Ser. 07-31, Class AI, IO, 3.692s, 2037	359,377	29,383
IFB Ser. 07-26, Class SG, IO, 3.663s, 2037	610,501	48,274
IFB Ser. 08-60, Class SH, IO, 3.662s, 2038	148,780	8,656
IFB Ser. 07-9, Class BI, IO, 3.633s, 2037	1,222,922	83,022
IFB Ser. 07-31, Class CI, IO, 3.623s, 2037	291,022	20,003
IFB Ser. 07-25, Class SA, IO, 3.613s, 2037	428,683	29,743
IFB Ser. 07-25, Class SB, IO, 3.613s, 2037	836,612	57,526
IFB Ser. 07-22, Class S, IO, 3.613s, 2037	340,664	29,716
IFB Ser. 07-11, Class SA, IO, 3.613s, 2037	306,252	23,592
IFB Ser. 07-14, Class SB, IO, 3.613s, 2037	289,360	21,341
IFB Ser. 05-84, Class AS, IO, 3.613s, 2035	60,883	4,845
IFB Ser. 07-43, Class SC, IO, 3.612s, 2037	408,339	23,507
IFB Ser. 07-51, Class SJ, IO, 3.563s, 2037	373,442	30,398
IFB Ser. 07-58, Class PS, IO, 3.513s, 2037	201,737	15,714
IFB Ser. 06-59, Class SD, IO, 3.513s, 2036	79,194	4,966
IFB Ser. 07-59, Class PS, IO, 3.483s, 2037	290,224	21,121
IFB Ser. 07-59, Class SP, IO, 3.483s, 2037	432,942	32,157
IFB Ser. 07-68, Class PI, IO, 3.463s, 2037	386,093	27,880
IFB Ser. 06-38, Class SG, IO, 3.463s, 2033	1,250,146	77,116
IFB Ser. 07-53, Class SG, IO, 3.413s, 2037	219,089	13,935
IFB Ser. 08-3, Class SA, IO, 3.363s, 2038	733,599	44,890
IFB Ser. 07-79, Class SY, IO, 3.363s, 2037	1,174,700	67,545
IFB Ser. 07-64, Class AI, IO, 3.363s, 2037	1,244,081	75,319
IFB Ser. 07-53, Class ES, IO, 3.363s, 2037	317,347	17,640
IFB Ser. 08-4, Class SA, IO, 3.329s, 2038	1,439,308	88,479
IFB Ser. 07-9, Class DI, IO, 3.323s, 2037	617,524	37,120
IFB Ser. 07-57, Class QA, IO, 3.313s, 2037	749,681	47,138
IFB Ser. 07-58, Class SA, IO, 3.313s, 2037	318,411	18,661
IFB Ser. 07-58, Class SC, IO, 3.313s, 2037	571,381	31,320
IFB Ser. 07-61, Class SA, IO, 3.313s, 2037	398,460	24,172
IFB Ser. 07-53, Class SC, IO, 3.313s, 2037	353,230	18,918
IFB Ser. 07-53, Class SE, IO, 3.313s, 2037	1,234,302	79,670
IFB Ser. 07-27, Class S, IO, 3.313s, 2037	242,956	14,299
IFB Ser. 07-28, Class SG, IO, 3.313s, 2037	84,649	4,976
IFB Ser. 06-26, Class S, IO, 3.313s, 2036	116,992	8,285
IFB Ser. 06-28, Class GI, IO, 3.313s, 2035	519,006	32,707
IFB Ser. 07-58, Class SD, IO, 3.303s, 2037	540,848	29,655
IFB Ser. 07-59, Class SD, IO, 3.283s, 2037	704,418	40,181
IFB Ser. 07-36, Class SA, IO, 3.283s, 2037	107,698	5,659
IFB Ser. 07-36, Class SG, IO, 3.283s, 2037	392,327	25,746
IFB Ser. 05-65, Class SI, IO, 3.163s, 2035	554,493	34,524
IFB Ser. 07-17, Class IB, IO, 3.063s, 2037	298,735	15,841
IFB Ser. 06-10, Class SM, IO, 3.063s, 2036	1,765,893	116,264
IFB Ser. 06-14, Class S, IO, 3.063s, 2036	452,498	28,575
IFB Ser. 06-11, Class ST, IO, 3.053s, 2036	282,131	16,688
IFB Ser. 07-26, Class SW, IO, 3.013s, 2037	4,246,017	243,034
IFB Ser. 07-27, Class SD, IO, 3.013s, 2037	303,161	17,632
IFB Ser. 07-19, Class SJ, IO, 3.013s, 2037	522,038	28,593
IFB Ser. 07-23, Class ST, IO, 3.013s, 2037	615,344	33,310
IFB Ser. 07-8, Class SA, IO, 3.013s, 2037	456,218	26,552
IFB Ser. 07-9, Class CI, IO, 3.013s, 2037	803,682	45,539
IFB Ser. 07-7, Class EI, IO, 3.013s, 2037	539,577	30,138
IFB Ser. 07-7, Class JI, IO, 3.013s, 2037	811,780	44,648
IFB Ser. 07-1, Class S, IO, 3.013s, 2037	676,035	37,164
IFB Ser. 07-3, Class SA, IO, 3.013s, 2037	645,380	36,110
IFB Ser. 05-28, Class SA, IO, 3.013s, 2035	169,116	9,050
IFB Ser. 05-3, Class SN, IO, 2.913s, 2035	49,245	2,980
IFB Ser. 04-88, Class SN, IO, 2.913s, 2034	292,690	17,561
IFB Ser. 04-41, Class SG, IO, 2.813s, 2034	48,004	1,738
FRB Ser. 07-49, Class UF, zero %, 2037	54,798	54,293
FRB Ser. 07-33, Class TB, zero %, 2037	138,079	124,085
FRB Ser. 07-35, Class UF, zero %, 2037	87,770	88,359
FRB Ser. 07-6, Class TD, zero %, 2037	134,968	125,019
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, 3.271s, 2045	715,494	19,676
Greenwich Capital Commercial Funding Corp. Ser.
05-GG5, Class XC, IO, 0.082s, 2037	24,748,704	76,721
Greenwich Capital Commercial Funding Corp. 144A
Ser. 07-GG9, Class X, IO, 0.511s, 2039	4,298,047	71,858
Ser. 05-GG3, Class XC, IO, 0.267s, 2042	20,435,619	268,115
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.993s, 2045	300,000	282,311
Ser. 06-GG6, Class A2, 5.506s, 2038	380,000	370,766
GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	173,000	164,540
Ser. 06-GG8, Class X, IO, 0.876s, 2039	3,388,220	102,324
Ser. 04-C1, Class X1, IO, 0.485s, 2028	3,407,871	21,470
Ser. 03-C1, Class X1, IO, 0.249s, 2040	1,794,862	35,888
Ser. 05-GG4, Class XC, IO, 0.218s, 2039	14,012,558	208,787
Ser. 06-GG6, Class XC, IO, 0.06s, 2038	14,735,726	36,839
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	36,110	36,294
Ser. 05-RP3, Class 1A3, 8s, 2035	119,103	117,531
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	96,347	92,795
GSMPS Mortgage Loan Trust 144A

Ser. 05-RP2, Class 1A3, 8s, 2035	113,793	113,477
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	125,153	122,874
IFB Ser. 04-4, Class 1AS, IO, 3.626s, 2034	6,015,979	345,919
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
4.836s, 2035	231,690	194,619
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (Cayman Islands)	47,907	4,791
HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1,
6.133s, 2037	977,751	703,980
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
3.317s, 2037	590,164	486,010
IndyMac Indx Mortgage Loan Trust
FRB Ser. 07-AR15, Class 1A1, 6.225s, 2037	33,767	22,624
FRB Ser. 07-AR9, Class 2A1, 6.039s, 2037	34,305	22,984
FRB Ser. 07-AR11, Class 1A1, 5.64s, 2037	428,067	261,121
FRB Ser. 05-AR31, Class 3A1, 5.633s, 2036	1,172,754	797,473
FRB Ser. 05-AR5, Class 4A1, 5.494s, 2035	28,870	22,953
JPMorgan Alternative Loan Trust
FRB Ser. 06-A3, Class 2A1, 6.068s, 2036	13,474	9,534
FRB Ser. 06-A1, Class 5A1, 5.94s, 2036	23,984	16,789
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	123,000	120,134
FRB Ser. 07-LD12, Class A3, 6.189s, 2051	3,461,000	3,243,615
FRB Ser. 07-LD11, Class A3, 6.007s, 2049	375,000	335,138
Ser. 07-CB20, Class A3, 5.863s, 2051	751,000	690,334
Ser. 06-CB15, Class A4, 5.814s, 2043	575,000	526,661
Ser. 07-CB20, Class A4, 5.794s, 2051	491,000	431,466
Ser. 06-CB14, Class A4, 5.481s, 2044	636,000	578,022
Ser. 05-LDP2, Class AM, 4.78s, 2042	250,000	218,178
Ser. 06-LDP8, Class X, IO, 0.762s, 2045	4,495,082	132,520
Ser. 06-CB17, Class X, IO, 0.701s, 2043	5,044,377	137,913
Ser. 06-LDP9, Class X, IO, 0.641s, 2047	1,271,651	28,409
Ser. 07-LDPX, Class X, IO, 0.526s, 2049	7,191,307	114,629
Ser. 06-CB16, Class X1, IO, 0.085s, 2045	5,122,238	65,336
Ser. 06-LDP7, Class X, IO, 0.02s, 2045	29,707,183	23,172
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 00-C9, Class G, 6 1/4s, 2032	152,000	149,469
Ser. 03-ML1A, Class X1, IO, 0.772s, 2039	5,331,076	178,591
Ser. 05-LDP2, Class X1, IO, 0.228s, 2042	20,262,109	300,690
Ser. 05-LDP1, Class X1, IO, 0.151s, 2046	7,159,329	53,695
Ser. 05-CB12, Class X1, IO, 0.137s, 2037	7,313,004	61,722
Ser. 05-LDP3, Class X1, IO, 0.118s, 2042	10,903,011	69,888
Ser. 05-LDP5, Class X1, IO, 0.08s, 2044	46,542,428	174,534
Ser. 06-LDP6, Class X1, IO, 0.079s, 2043	4,746,806	20,791
Ser. 06-CB14, Class X1, IO, 0.077s, 2044	7,617,755	27,348
Ser. 07-CB20, Class X1, IO, 0.068s, 2051	11,142,333	113,206
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	90,000	84,906
Ser. 99-C1, Class G, 6.41s, 2031	97,000	75,990
Ser. 98-C4, Class G, 5.6s, 2035	84,000	77,216
Ser. 98-C4, Class H, 5.6s, 2035	143,000	95,837
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2012	1,078,000	1,012,284
Ser. 04-C7, Class A6, 4.786s, 2029	242,000	224,397
Ser. 07-C2, Class XW, IO, 0.73s, 2040	1,560,208	44,619
LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.914s, 2038	3,555,479	124,995
Ser. 03-C5, Class XCL, IO, 0.813s, 2037	2,069,567	40,853
Ser. 05-C3, Class XCL, IO, 0.238s, 2040	7,531,073	135,618
Ser. 05-C2, Class XCL, IO, 0.182s, 2040	30,002,791	264,619
Ser. 05-C5, Class XCL, IO, 0.174s, 2020	9,325,038	111,854
Ser. 05-C7, Class XCL, IO, 0.118s, 2040	16,810,655	121,240
Ser. 06-C1, Class XCL, IO, 0.105s, 2041	13,923,466	128,025
Ser. 06-C7, Class XCL, IO, 0.094s, 2038	5,780,895	84,625
Ser. 07-C2, Class XCL, IO, 0.09s, 2040	13,409,597	145,800
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 04-LLFA, Class H, 3.438s, 2017	137,000	109,600
FRB Ser. 05-LLFA, Class J, 3.288s, 2018	57,000	48,450
Lehman Mortgage Trust
IFB Ser. 06-7, Class 1A9, 21.679s, 2036	133,486	151,566
IFB Ser. 07-5, Class 4A3, 20.839s, 2037	256,993	231,294
IFB Ser. 07-5, Class 8A2, IO, 4.513s, 2036	782,354	69,818
Ser. 07-1, Class 3A2, IO, 4.043s, 2037	690,791	72,590
IFB Ser. 07-4, Class 3A2, IO, 3.993s, 2037	389,864	32,444
IFB Ser. 06-5, Class 2A2, IO, 3.943s, 2036	920,806	66,758
IFB Ser. 07-4, Class 2A2, IO, 3.463s, 2037	1,617,691	116,474
IFB Ser. 07-1, Class 2A3, IO, 3.423s, 2037	1,186,937	86,053
Ser. 06-9, Class 2A3, IO, 3.413s, 2036	1,352,428	107,639
IFB Ser. 06-9, Class 2A2, IO, 3.413s, 2037	994,817	77,790
IFB Ser. 06-7, Class 2A4, IO, 3.343s, 2036	1,656,380	115,947
IFB Ser. 06-7, Class 2A5, IO, 3.343s, 2036	1,553,834	108,768
IFB Ser. 07-5, Class 10A2, IO, 3.133s, 2037	798,149	51,880
MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 6.094s, 2034	19,007	13,351
FRB Ser. 04-13, Class 3A6, 3.788s, 2034	461,000	366,495
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	259,926	2,079
Ser. 05-2, Class 7AX, IO, 0.17s, 2035	691,810	2,075
MASTR Alternative Loans Trust Ser. 06-3, Class 1A1,
6 1/4s, 2036	21,603	16,203
MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	91,406	95,605
Ser. 05-1, Class 1A4, 7 1/2s, 2034	162,625	163,805
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,

4.329s, 2027	437,051	349,016
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.119s, 2049	10,651,500	129,970
Merrill Lynch Floating Trust 144A
FRB Ser. 06-1, Class TM, 2.988s, 2022	99,963	86,968
Ser. 06-1, Class X1A, IO, 1.565s, 2022	1,238,596	7,354
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 7.097s, 2030	82,000	81,542
FRB Ser. 05-A9, Class 3A1, 5.278s, 2035	691,948	700,567
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.023s, 2050	206,000	196,419
FRB Ser. 07-C1, Class A4, 6.023s, 2050	230,000	202,528
Ser. 05-MCP1, Class XC, IO, 0.145s, 2043	9,244,360	108,330
Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.233s, 2039	1,090,871	21,372
Ser. 05-LC1, Class X, IO, 0.229s, 2044	4,940,703	32,556
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A2, 6.119s, 2049	365,000	351,986
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A
Ser. 07-7, Class X, IO, 0.136s, 2050	25,133,442	71,172
Ser. 06-3, Class XC, IO, 0.101s, 2046	6,710,840	88,825
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C2, Class X, IO, 6.004s, 2040	313,756	69,327
Ser. 05-C3, Class X, IO, 5.555s, 2044	386,329	82,509
Ser. 06-C4, Class X, IO, 5.456s, 2016	1,109,259	210,176
Morgan Stanley Capital 144A Ser. 05-RR6, Class X, IO,
1.684s, 2043	1,332,568	46,680
Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3, 6.458s, 2043	162,000	157,927
FRB Ser. 06-IQ11, Class A4, 5.943s, 2042	575,000	539,237
FRB Ser. 07-IQ14, Class AM, 5.877s, 2049	228,000	180,838
Ser. 05-HQ6, Class A4A, 4.989s, 2042	553,000	523,914
Ser. 04-HQ4, Class A7, 4.97s, 2040	286,000	264,636
Morgan Stanley Capital I 144A
Ser. 98-HF1, Class F, 7.18s, 2030	3,704	3,694
Ser. 04-RR, Class F5, 6s, 2039	220,000	143,000
Ser. 04-RR, Class F6, 6s, 2039	230,000	138,000
Ser. 07-HQ13, Class X1, IO, 0.822s, 2044	7,649,529	202,483
Ser. 05-HQ6, Class X1, IO, 0.144s, 2042	11,873,274	98,487
Ser. 05-HQ5, Class X1, IO, 0.116s, 2042	2,869,635	17,247
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 4.852s, 2035	559,456	379,032
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.184s, 2030	124,000	124,094
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
7.433s, 2035	54,680	47,724
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	46,522	46,564
Permanent Financing PLC 144A FRB Ser. 9A, Class 3A,
2.917s, 2033 (United Kingdom)	420,000	380,188
Permanent Master Issuer PLC FRB Ser. 07-1, Class 4A,
2.871s, 2033 (United Kingdom)	511,000	487,366
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	490,000	484,218
Ser. 00-C1, Class J, 6 5/8s, 2010	146,000	85,753
Ser. 00-C2, Class J, 6.22s, 2033	127,000	117,399
Residential Asset Securitization Trust
Ser. 07-A5, Class 2A3, 6s, 2037	391,913	274,339
IFB Ser. 07-A3, Class 2A2, IO, 3.483s, 2037	1,684,039	109,463
Residential Funding Mortgage Securities I Ser. 04-S5,
Class 2A1, 4 1/2s, 2019	601,874	550,339
Saco I Trust FRB Ser. 05-10, Class 1A1, 3.467s, 2033	161,265	70,957
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 0.733s, 2036	2,814,424	111,368
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018 (Cayman Islands)	100,000	77,000
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)	62,000	42,780
Ser. 04-1A, Class L, 5s, 2018 (Cayman Islands)	41,000	29,110
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	1,208,745	773,597
FRB Ser. 05-18, Class 6A1, 5.256s, 2035	273,580	213,393
Ser. 04-8, Class 1A3, 5.133s, 2034	5,047	4,194
Ser. 05-9, Class AX, IO, 1.472s, 2035	2,520,832	47,266
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 3.557s, 2034	87,075	69,660
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 2.541s, 2037	6,437,483	394,296
Ser. 07-4, Class 1A4, IO, 1s, 2037	6,827,059	160,212
Structured Asset Securities Corp. 144A Ser. 07-RF1,
Class 1A, IO, 3.317s, 2037	1,387,796	60,716
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C33, Class A3, 6.1s, 2051	442,000	411,542
Ser. 07-C30, Class A3, 5.246s, 2043	719,000	663,978
Ser. 04-C15, Class A4, 4.803s, 2041	426,000	381,551
Ser. 06-C28, Class XC, IO, 0.564s, 2048	2,214,677	43,496
Ser. 06-C29, IO, 0.529s, 2048	10,614,270	215,576
Ser. 07-C34, IO, 0.521s, 2046	2,941,541	62,272
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 5.788s, 2018	100,000	90,000
Ser. 03-C3, Class IOI, IO, 0.48s, 2035	2,148,811	57,855
Ser. 07-C31, IO, 0.435s, 2047	12,144,104	181,554
Ser. 06-C27, Class XC, IO, 0.097s, 2045	5,848,343	48,366
Ser. 06-C23, Class XC, IO, 0.071s, 2045	8,353,008	44,438
Ser. 06-C26, Class XC, IO, 0.057s, 2045	3,286,324	8,906

WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036	30,000	15,234
Ser. 06-SL1, Class X, IO, 0.998s, 2043	880,801	31,497
Ser. 07-SL2, Class X, IO, 0.851s, 2049	1,994,550	63,247
WAMU Mortgage Pass-Through Certificates FRB Ser.
04-AR1, Class A, 4.229s, 2034	36,609	32,216
Washington Mutual Mortgage Pass-Through Certificates
Ser. 07-2, Class CX, IO, 7s, 2037	104,968	15,745
Washington Mutual Multi-Fam., Mtge. 144A Ser. 01-1,
Class B5, 7.189s, 2031 (Cayman Islands)	186,000	168,002
Wells Fargo Mortgage Backed Securities Trust
Ser. 06-AR10, Class 3A1, 5.005s, 2036	313,438	256,211
Ser. 05-AR2, Class 2A1, 4.548s, 2035	169,444	139,077
Ser. 05-AR9, Class 1A2, 4.372s, 2035	132,272	68,781
Ser. 04-R, Class 2A1, 4.363s, 2034	164,455	151,627
Ser. 05-AR12, Class 2A5, 4.321s, 2035	2,483,000	2,121,898
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035	6,075,000	17,562

Total collateralized mortgage obligations (cost $93,878,841)		$92,307,398

CORPORATE BONDS AND NOTES (13.4%)(a)

	Principal
	amount	Value

Basic Materials (0.6%)
ArcelorMittal 144A notes 6 1/8s, 2018 (Luxembourg)	$175,000	$155,069
BHP Billton Finance USA, Ltd. company guaranty unsec.
notes 5.4s, 2017 (Australia)	65,000	60,052
BHP Billton Finance USA, Ltd. company guaranty unsec.
notes 5 1/8s, 2012 (Australia)	30,000	29,586
Domtar Corp. company guaranty Ser. *, 7 7/8s, 2011
(Canada)	40,000	39,800
Dow Chemical Co. (The) Pass Through Trust 144A company
guaranty 4.027s, 2009	405,000	409,713
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017	300,000	294,000
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
FRN 5.88s, 2015	15,000	14,269
Georgia-Pacific Corp. debs. 9 1/2s, 2011	72,000	71,280
Georgia-Pacific Corp. notes 8 1/8s, 2011	85,000	84,150
International Paper Co. bonds 7.95s, 2018	95,000	93,348
International Paper Co. bonds 7.4s, 2014	35,000	34,923
Lubrizol Corp. (The) sr. notes 5 1/2s, 2014	60,000	58,184
Monsanto Co. company guaranty sr. unsec. notes 5 7/8s,
2038	65,000	58,907
Monsanto Co. sr. unsec. unsub. notes 5 1/8s, 2018	45,000	42,798
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016	140,000	143,042
Packaging Corp. of America unsec. unsub. notes 5 3/4s,
2013	40,000	39,714
PPG Industries, Inc. sr. unsec. unsub. notes 6.65s,
2018	20,000	20,031
Sealed Air Corp. 144A notes 5 5/8s, 2013	25,000	24,552
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2012	90,000	82,350
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015	140,000	120,400
Westvaco Corp. unsec. notes 7 1/2s, 2027	22,000	22,192
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)	95,000	85,598
		1,983,958

Capital Goods (0.6%)
Caterpillar Financial Services Corp. sr. unsec. notes
4.85s, 2012	105,000	102,201
Caterpillar Financial Services Corp. sr. unsec. notes
Ser. MTN, 5.85s, 2017	205,000	193,141
Caterpillar Financial Services Corp. sr. unsec. notes
Ser. MTN, 5.45s, 2018	125,000	111,830
Eaton Corp. notes 5.6s, 2018	160,000	154,942
John Deere Capital Corp. sr. unsec. notes Ser. MTN,
5.35s, 2018	45,000	40,235
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015	80,000	73,600
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015	65,000	58,825
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)	104,000	104,365
Parker Hannifin Corp. sr. unsec. unsub. notes 6 1/4s,
2038	125,000	120,904
Parker Hannifin Corp. sr. unsec. unsub. notes 5 1/2s,
2018	60,000	59,852
Pitney Bowes, Inc. sr. unsec. notes 5.6s, 2018	15,000	14,540
Rexam PLC 144A bond 6 3/4s, 2013 (United Kingdom)	580,000	579,419
United Technologies Corp. sr. unsec. notes 6 1/8s, 2038	230,000	214,402
United Technologies Corp. sr. unsec. notes 5 3/8s, 2017	170,000	161,550
		1,989,806

Communication Services (1.3%)
ALLTEL Corp. sr. notes 7s, 2012	75,000	73,313
American Tower Corp. 144A sr. notes 7s, 2017	160,000	152,800
Ameritech Capital Funding company guaranty 6 1/4s, 2009	65,000	66,017
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	159,000	175,800
AT&T Wireless Services, Inc. sr. notes 7 7/8s, 2011	355,000	373,723
AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	15,000	13,358
AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038	475,000	393,373

AT&T, Inc. sr. unsec. unsub. notes 5.6s, 2018	15,000	13,375
AT&T, Inc. sr. unsec. unsub. notes 4.95s, 2013	145,000	139,935
Bellsouth Capital Funding unsec. notes 7 7/8s, 2030	170,000	163,652
British Telecommunications PLC sr. unsec. notes 5.15s,
2013 (United Kingdom) (S)	240,000	227,318
CenturyTel, Inc. sr. unsec. notes 5 1/2s, 2013	10,000	9,257
Comcast Cable Communications company guaranty sr.
unsub. notes 8 7/8s, 2017	105,000	110,579
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95s, 2037	20,000	17,059
Embarq Corp. sr. unsec. unsub. notes 6.738s, 2013	50,000	44,071
France Telecom notes 8 1/2s, 2031 (France)	50,000	54,245
Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s,
2013	85,000	57,800
Nextel Communications, Inc. sr. notes Ser. F, 5.95s,
2014	350,000	234,500
Qwest Corp. sr. notes FRN 6.069s, 2013	15,000	12,750
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	245,000	234,314
Southwestern Bell Telephone debs. 7s, 2027	180,000	166,723
Telecom Italia Capital SA company guaranty 7.2s, 2036
(Luxembourg)	45,000	38,543
Telecom Italia Capital SA company guaranty 5 1/4s,
2015 (Luxembourg)	135,000	112,374
Telecom Italia Capital SA company guaranty 5 1/4s,
2013 (Luxembourg)	55,000	48,795
Telecom Italia Capital SA company guaranty 4s, 2010
(Luxembourg)	15,000	14,724
Telecom Italia Capital SA company guaranty sr. unsec.
notes FRN 3.395s, 2011 (Luxembourg)	60,000	55,995
Telefonica Emisones SAU company guaranty 7.045s, 2036
(Spain)	175,000	160,461
Telefonica Emisones SAU company guaranty 6.221s, 2017
(Spain)	55,000	50,620
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Netherlands)	30,000	30,155
Telus Corp. notes 8s, 2011 (Canada)	140,000	148,270
Verizon Communications, Inc. sr. unsec. notes 6.4s,
2038	10,000	8,297
Verizon Communications, Inc. sr. unsec. notes 5.55s,
2016	435,000	400,896
Verizon New Jersey, Inc. debs. 8s, 2022	110,000	105,602
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	135,000	130,386
Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013	50,000	45,824
Vodafone Group PLC unsec. notes 6.15s, 2037 (United
Kingdom)	200,000	160,622
		4,245,526

Conglomerates (0.1%)
General Electric Co. sr. unsec. notes 5 1/4s, 2017	95,000	83,128
Honeywell International, Inc. sr. unsec. notes 5.3s,
2018	60,000	56,691
Siemens Financieringsmaatschappij 144A notes 5 3/4s,
2016 (Netherlands)	100,000	97,028
		236,847

Consumer Cyclicals (0.6%)
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	80,000	72,000
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	90,000	72,900
DaimlerChrysler NA Holding Corp. company guaranty
6 1/2s, 2013	155,000	151,262
DaimlerChrysler NA Holding Corp. company guaranty
unsec. notes 7.2s, 2009	125,000	126,335
DaimlerChrysler NA Holding Corp. company guaranty
unsec. unsub. notes Ser. MTN, 5 3/4s, 2011	235,000	232,016
Expedia, Inc. sr. unsec. notes company guaranty
7.456s, 2018	15,000	13,650
Federated Department Stores, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2011	5,000	4,860
Ford Motor Credit Co., LLC notes 6 3/8s, 2008	135,000	133,091
Hanson PLC company guaranty 6 1/8s, 2016 (United
Kingdom)	20,000	18,358
JC Penney Co., Inc. debs. 7.65s, 2016	10,000	9,643
JC Penney Co., Inc. notes 6 7/8s, 2015	130,000	121,711
Marriott International, Inc. sr. unsec. Ser. J,
5 5/8s, 2013	20,000	18,884
Mattel, Inc. sr. unsec. notes 5 5/8s, 2013	40,000	39,817
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	15,000	13,800
Mohawk Industries, Inc. sr. unsec. notes 6 1/8s, 2016	30,000	27,025
Omnicom Group, Inc. sr. notes 5.9s, 2016	90,000	88,653
Starwood Hotels & Resorts Worldwide, Inc. company
guaranty 7 7/8s, 2012	85,000	84,314
Starwood Hotels & Resorts Worldwide, Inc. sr. unsec.
notes 6 1/4s, 2013	195,000	183,793
Target Corp. bonds 6 1/2s, 2037	230,000	211,279
Vulcan Materials Co. sr. unsec. unsub. notes 5.6s, 2012	110,000	107,701
		1,731,092

Consumer Staples (1.5%)
Anheuser-Busch Cos., Inc. sr. unsec. notes 5.6s, 2017	25,000	22,391
Cadbury Schweppes US Finance LLC 144A company guaranty
sr. unsec. notes 5 1/8s, 2013	30,000	28,781
Campbell Soup Co. debs. 8 7/8s, 2021	110,000	141,277
ConAgra Foods, Inc. unsec. notes 7 7/8s, 2010	350,000	369,355
Cox Communications, Inc. notes 7 1/8s, 2012	145,000	147,736

Cox Communications, Inc. 144A notes 5 7/8s, 2016	135,000	128,338
Cox Enterprises, Inc. 144A notes 7 7/8s, 2010	125,000	129,698
CVS Caremark, Corp. sr. unsec. FRN 6.302s, 2037	235,000	187,649
CVS Caremark, Corp. 144A pass-through certificates
6.117s, 2013	252,704	253,376
Delhaize Group sr. unsub. notes 6 1/2s, 2017 (Belgium)	75,000	71,037
Diageo Capital PLC company guaranty 5 3/4s, 2017
(United Kingdom)	10,000	9,596
Diageo Capital PLC company guaranty 5.2s, 2013 (United
Kingdom)	5,000	4,975
Diageo PLC company guaranty 8s, 2022	230,000	247,102
Estee Lauder Cos., Inc. (The) sr. unsec. notes 6s, 2037	140,000	121,242
Estee Lauder Cos., Inc. (The) sr. unsec. notes 5.55s,
2017	35,000	33,317
H.J. Heinz Co. sr. unsec. notes 5.35s, 2013	60,000	59,760
Kellogg Co. sr. unsub. 5 1/8s, 2012	20,000	19,964
Kraft Foods, Inc. notes 6 1/8s, 2018	110,000	104,231
Kroger Co. company guaranty 6 3/4s, 2012	60,000	61,423
Kroger Co. company guaranty 6.4s, 2017	110,000	105,473
McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038	75,000	72,767
McDonald's Corp. sr. unsec. bond 6.3s, 2037	115,000	111,573
McDonald's Corp. sr. unsec. bond 5.8s, 2017	60,000	55,932
Newell Rubbermaid, Inc. sr. unsec. notes 5 1/2s, 2013	20,000	19,037
News America Holdings, Inc. company guaranty 7 3/4s,
2024	135,000	134,388
News America Holdings, Inc. debs. 7 3/4s, 2045	340,000	319,423
R. R. Donnelley & Sons Co. sr. unsec. notes 5 5/8s,
2012	20,000	19,297
Reynolds American, Inc. company guaranty 7 1/4s, 2013	85,000	87,346
SABMiller PLC 144A notes 6 1/2s, 2018 (United Kingdom)	70,000	66,310
Sara Lee Corp. sr. unsec. unsub. notes 6 1/4s, 2011	110,000	110,921
TCI Communications, Inc. company guaranty 7 7/8s, 2026	355,000	341,824
TCI Communications, Inc. debs. 9.8s, 2012	95,000	103,873
TCI Communications, Inc. debs. 7 7/8s, 2013	200,000	207,833
Tesco PLC 144A sr. unsec. unsub. notes 6.15s, 2037
(United Kingdom)	120,000	98,532
Time Warner Cable, Inc. company guaranty sr. notes
7.3s, 2038	90,000	80,565
Time Warner Cable, Inc. company guaranty sr. unsec.
6 3/4s, 2018	100,000	92,730
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	20,000	19,812
Time Warner, Inc. debs. 9.15s, 2023	85,000	88,094
Time Warner, Inc. debs. 9 1/8s, 2013	300,000	314,998
Viacom, Inc. sr. notes 5 3/4s, 2011	85,000	82,577
Yum! Brands, Inc. sr. unsec. unsub. 6 1/4s, 2018	135,000	125,176
		4,799,729

Energy (0.5%)
Anadarko Petroleum Corp. sr. notes 5.95s, 2016	88,000	77,877
Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013	140,000	133,700
ConocoPhillips comp 5.9s, 2038	15,000	13,290
ConocoPhillips company guaranty unsec. sr. notes 5.2s,
2018	10,000	9,196
El Paso Natural Gas Co. sr. unsec. notes 5.95s, 2017	15,000	13,272
Enterprise Products Operating LP company guaranty FRB
8 3/8s, 2066	135,000	125,141
Enterprise Products Operating LP company guaranty FRB
7.034s, 2068	25,000	20,156
Enterprise Products Operating, LLC company guaranty
sr. notes 6 1/2s, 2019	15,000	13,974
EOG Resources, Inc. sr. unsec. notes 5 7/8s, 2017	85,000	79,925
Forest Oil Corp. sr. notes 8s, 2011	80,000	80,000
Hess Corp. sr. unsec. bonds 7 7/8s, 2029	77,000	75,264
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	30,000	30,359
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	90,000	80,775
Nexen, Inc. unsec. unsub. notes 6.4s, 2037 (Canada)	75,000	59,376
Peabody Energy Corp. sr. notes 5 7/8s, 2016	110,000	101,750
Petro-Canada sr. unsec. unsub. notes 6.05s, 2018
(Canada)	90,000	78,562
Premcor Refining Group, Inc. sr. notes 7 1/2s, 2015	215,000	204,958
Sunoco, Inc. notes 4 7/8s, 2014	75,000	70,958
Tesoro Corp. company guaranty 6 1/2s, 2017	30,000	24,000
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.8s, 2037	30,000	26,953
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.35s, 2017	35,000	32,394
Weatherford International, Ltd. company guaranty
6 1/2s, 2036	115,000	99,135
Weatherford International, Ltd. sr. notes 5 1/2s, 2016	65,000	59,577
XTO Energy, Inc. sr. unsec. notes 6 3/4s, 2037	30,000	26,620
XTO Energy, Inc. sr. unsec. notes 6 3/8s, 2038	100,000	86,898
XTO Energy, Inc. sr. unsec. notes 5 1/2s, 2018	50,000	45,541
XTO Energy, Inc. sr. unsec. unsub. notes 6 1/2s, 2018	25,000	23,189
		1,692,840

Financial (4.3%)
AGFC Capital Trust I company guaranty 6s, 2067	100,000	21,000
Allstate Life Global Funding Trusts notes Ser. MTN,
5 3/8s, 2013	250,000	241,336
American Express Bank FSB notes Ser. BKN1, 5.55s, 2012	315,000	291,991
American Express Credit Corp. sr. unsec. notes Ser. C,
7.3s, 2013	60,000	57,549
American International Group, Inc. jr. sub. bond
6 1/4s, 2037	280,000	40,600

Ameriprise Financial, Inc. jr. sub. FRN 7.518s, 2066	235,000	178,704
Amvescap PLC company guaranty 5 5/8s, 2012	70,000	67,806
Bank of New York Mellon Corp. (The) sr. unsec. unsub.
notes Ser. G, 4.95s, 2012	75,000	71,311
BankAmerica Capital III bank guaranty jr. unsec. FRN
Ser. *, 3.361s, 2027	295,000	219,392
Barclays Bank PLC 144A sub. bonds FRB 7.7s, 2049
(United Kingdom)	155,000	127,240
Bear Stearns Cos., Inc. (The) notes Ser. MTN, 6.95s,
2012	220,000	222,227
Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	205,000	195,222
Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s,
2018	175,000	168,416
Block Financial Corp. notes 5 1/8s, 2014	25,000	23,648
Bosphorus Financial Services, Ltd. 144A sec. sr. notes
FRN 4.604s, 2012 (Cayman Islands)	349,125	337,016
Capital One Capital III company guaranty 7.686s, 2036	165,000	79,115
Capital One Financial Corp. sr. unsec. unsub. notes
FRN Ser. MTN, 3.097s, 2009	30,000	27,867
Chubb Corp. (The) sr. notes 6 1/2s, 2038	100,000	90,451
Chubb Corp. (The) sr. notes 5 3/4s, 2018	50,000	46,335
CIT Group, Inc. jr. sub. FRN 6.1s, 2067	445,000	162,425
CIT Group, Inc. sr. notes 5.4s, 2013	20,000	11,147
CIT Group, Inc. sr. notes 5s, 2015	15,000	7,414
CIT Group, Inc. sr. notes 5s, 2014	15,000	8,485
Citigroup, Inc. sr. notes 6 1/2s, 2013	295,000	262,187
Citigroup, Inc. sr. unsec. bonds 6 7/8s, 2038	87,000	73,433
Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018	195,000	161,461
Citigroup, Inc. sub. notes 5s, 2014	162,000	124,207
CNA Financial Corp. unsec. notes 6 1/2s, 2016	135,000	124,673
CNA Financial Corp. unsec. notes 6s, 2011	100,000	99,704
Credit Suisse Guernsey Ltd. jr. sub. FRN 5.86s, 2049
(Guernsey)	184,000	139,300
Deutsche Bank AG/London notes 4 7/8s, 2013 (Germany)	70,000	66,862
Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	160,000	122,547
Developers Diversified Realty Corp. unsec. notes
5 3/8s, 2012 (R)	50,000	45,459
Dresdner Funding Trust I 144A bonds 8.151s, 2031	190,000	145,961
Duke Realty LP sr. unsec. notes 6 1/2s, 2018	60,000	54,288
Equity One, Inc. notes 5 3/8s, 2015 (R)	90,000	76,636
Erac USA Finance Co. 144A company guaranty 6 3/8s, 2017	145,000	115,250
Fleet Capital Trust V bank guaranty FRN 3.876s, 2028	425,000	321,587
Fund American Cos., Inc. notes 5 7/8s, 2013	185,000	144,675
GATX Financial Corp. notes 5.8s, 2016	80,000	77,530
General Electric Capital Corp. sr. unsec. 5 5/8s, 2017	465,000	399,086
General Electric Capital Corp. sr. unsec. notes
5 7/8s, 2038	205,000	151,136
General Electric Capital Corp. sub. notes FRN 6 3/8s,
2067	180,000	145,651
Genworth Financial, Inc. sr. unsec. Ser. MTN, 6.515s,
2018	25,000	18,000
Genworth Life Institutional Funding Trust notes Ser.
MTN, 5 7/8s, 2013	165,000	155,161
GMAC, LLC sr. unsec. unsub. notes 7s, 2012	115,000	49,450
GMAC, LLC sr. unsec. unsub. notes FRN 4.054s, 2009	385,000	278,543
Goldman Sachs Group, Inc. (The) sr. notes 5.45s, 2012	160,000	142,400
Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037	380,000	266,000
Hartford Financial Services Group, Inc. (The) jr. sub.
debs. FRB 8 1/8s, 2068	335,000	272,715
Health Care Property Investors, Inc. sr. unsec. notes
6s, 2017	155,000	123,909
Health Care REIT, Inc. sr. notes 6s, 2013 (R)	55,000	52,296
Highwood Properties, Inc. sr. unsec. bonds 5.85s, 2017
(R)	135,000	108,291
Hospitality Properties Trust notes 6 3/4s, 2013 (R)	105,000	95,752
HRPT Properties Trust bonds 5 3/4s, 2014 (R)	55,000	48,740
HRPT Properties Trust notes 6 1/4s, 2016 (R)	80,000	68,997
HSBC Finance Capital Trust IX FRN 5.911s, 2035	500,000	375,563
HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United
Kingdom)	385,000	327,429
ILFC E-Capital Trust II 144A FRB 6 1/4s, 2065	340,000	136,000
International Lease Finance Corp. sr. unsec. 6 3/8s,
2013	25,000	17,500
International Lease Finance Corp. sr. unsec. Ser. MTN,
6 5/8s, 2013	10,000	7,000
iStar Financial, Inc. sr. unsec. notes Ser. B, 4 7/8s,
2009 (R)	30,000	18,000
JPMorgan Chase & Co. sr. notes 6s, 2018	75,000	68,390
JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	72,000	55,826
JPMorgan Chase Capital XXV bonds 6.8s, 2037	280,000	214,635
KeyCorp MTN sr. unsec. notes 6 1/2s, 2013	50,000	35,993
Liberty Mutual Group 144A company guaranty FRB
10 3/4s, 2058	170,000	128,410
Liberty Mutual Insurance 144A notes 7.697s, 2097	300,000	240,528
Lincoln National Corp. jr. unsec. sub. deb. FRB 7s,
2066	103,000	78,546
Lincoln National Corp. sr. unsec. notes 6.3s, 2037	60,000	49,429
Loews Corp. notes 5 1/4s, 2016	70,000	67,381
Marsh & McLennan Cos., Inc. sr. unsec. notes 6 1/4s,
2012	210,000	208,743
Marsh & McLennan Cos., Inc. sr. unsec. notes 5 3/8s,
2014	125,000	115,755
Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038	495,000	416,037
Merrill Lynch & Co., Inc. notes 5.45s, 2013	45,000	39,458

Merrill Lynch & Co., Inc. notes FRN Ser. MTN, 3s, 2011	110,000	95,047
MetLife Capital Trust IV jr. sub. debs. 7 7/8s, 2067	500,000	342,665
MetLife, Inc. sr. unsec. notes Ser. A, 6.817s, 2018	65,000	61,503
Monumental Global Funding, Ltd. 144A notes 5 1/2s,
2013 (Cayman Islands)	180,000	175,923
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	50,000	50,564
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	90,000	92,760
Nationwide Health Properties, Inc. unsec. notes
6 1/4s, 2013 (R)	140,000	139,399
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	60,000	61,560
Nuveen Investments, Inc. sr. unsec. notes 5 1/2s, 2015	70,000	35,000
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	165,000	177,267
Pacific Life Global Funding 144A notes 5.15s, 2013	195,000	196,467
Protective Life Secured Trusts sr. sec. notes 5.45s,
2012	105,000	104,317
Prudential Financial, Inc. jr. unsec. sub. notes FRN
8 7/8s, 2038	15,000	13,681
Prudential Holdings LLC 144A bonds 8.695s, 2023	210,000	242,777
Regency Centers LP sr. unsec. 5 7/8s, 2017	85,000	75,193
Rouse Co. (The) notes 7.2s, 2012 (R)	85,000	60,403
Rouse Co., LP (The) / TRC Property Holdings, Inc. 144A
sr. unsec. unsub. notes 6 3/4s, 2013 (R)	95,000	64,600
Royal Bank of Scotland Group PLC jr. sub. notes FRN
Ser. MTN, 7.64s, 2049 (United Kingdom)	100,000	79,939
Simon Property Group LP sr. unsec. notes 6 1/8s, 2018	245,000	219,358
Simon Property Group LP unsub. bonds 5 3/4s, 2015 (R)	50,000	47,254
SLM Corp. notes Ser. MTNA, 4 1/2s, 2010	175,000	133,000
Sovereign Bancorp, Inc. sr. notes 4.8s, 2010	100,000	78,945
Sovereign Bank sub. notes 8 3/4s, 2018	475,000	308,750
State Street Capital Trust IV company guaranty jr.
unsec. sub. bond FRB 3.819s, 2037	120,000	79,151
Swiss Re Capital I LP 144A company guaranty FRN
6.854s, 2049 (United Kingdom)	120,000	101,683
Travelers Cos., Inc. (The) sr. unsec. notes 6 1/4s,
2037	95,000	81,082
Travelers Cos., Inc. (The) sr. unsec. notes 5.8s, 2018	75,000	68,883
Unitrin, Inc. sr. notes 6s, 2017	100,000	83,975
Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	295,000	174,926
Wells Fargo & Co. sr. notes 4 3/8s, 2013 (S)	285,000	261,978
Wells Fargo Capital XV jr. sub. unsec. company
guaranty FRN 9 3/4s, 2049	55,000	51,700
Westfield Group sr. notes 5.7s, 2016 (Australia)	115,000	99,078
Westpac Capital Trust III 144A sub. notes FRN 5.819s,
2049 (Australia)	140,000	122,249
Willis Group North America, Inc. company guaranty
6.2s, 2017	80,000	69,557
		13,879,841

Health Care (0.5%)
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	465,000	424,549
AmerisourceBergen Corp. company guaranty sr. unsec.
notes 5 5/8s, 2012	80,000	77,472
AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United
Kingdom)	235,000	231,389
Cardinal Health, Inc. sr. unsec. unsub. notes 5 1/2s,
2013	40,000	38,344
Covidien International Finance SA company guaranty sr.
unsec. unsub. notes 6.55s, 2037 (Luxembourg)	65,000	62,491
Covidien International Finance SA company guaranty sr.
unsec. unsub. notes 6s, 2017 (Luxembourg)	75,000	74,099
GlaxoSmith Kline Capital Inc, company guaranty sr.
notes 5.65s, 2018	235,000	223,114
Hospira, Inc. sr. notes 5.55s, 2012	105,000	104,942
UnitedHealth Group, Inc. sr. unsec. notes 6 7/8s, 2038	45,000	40,229
UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018	70,000	63,323
UnitedHealth Group, Inc. sr. unsec. notes 5 1/2s, 2012	95,000	90,818
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	60,000	56,700
		1,487,470

Technology (0.5%)
Arrow Electronics, Inc. debs. 7 1/2s, 2027	105,000	97,333
Avnet, Inc. notes 6s, 2015	105,000	101,158
Computer Sciences Corp. sr. unsec. unsub. notes 5s,
2013	10,000	9,517
Fiserv, Inc. sr. unsec. unsub. notes company guaranty
6.8s, 2017	100,000	96,505
Fiserv, Inc. sr. unsec. unsub. notes company guaranty
6 1/8s, 2012	100,000	96,967
IBM Corp. sr. unsec. notes 5.7s, 2017	245,000	236,557
Lexmark International Inc, sr. unsec. notes 5.9s, 2013	285,000	279,525
Motorola, Inc. sr. notes 8s, 2011	25,000	25,148
Motorola, Inc. sr. unsec. notes 6 5/8s, 2037	160,000	116,631
Motorola, Inc. sr. unsec. notes 6s, 2017	70,000	59,141
Tyco Electronics Group SA company guaranty 6.55s, 2017
(Luxembourg)	20,000	19,246
Tyco Electronics Group SA sr. unsec. notes company
guaranty 6s, 2012 (Luxembourg)	150,000	147,831
Xerox Corp. sr. notes 6.4s, 2016	145,000	135,037
Xerox Corp. sr. unsec. notes 6.35s, 2018	100,000	91,410
Xerox Corp. sr. unsec. notes 5 1/2s, 2012	80,000	76,275
		1,588,281

Transportation (0.4%)
American Airlines, Inc. pass-through certificates Ser.
01-1, 6.817s, 2011	5,000	4,075
American Airlines, Inc. pass-through certificates Ser.
01-2, 7.858s, 2011	75,000	65,625
Canadian National Railway Co. sr. unsec. unsub. notes
5.55s, 2018 (Canada)	80,000	78,970
Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018	3,114	2,795
Continental Airlines, Inc. pass-through certificates
Ser. 98-1A, 6.648s, 2017	59,502	54,296
Continental Airlines, Inc. pass-through certificates
Ser. 98-3, 6.32s, 2008	180,000	179,550
Delta Air Lines, Inc. pass-through certificates
6.821s, 2022	112,192	93,120
Norfolk Southern Corp. sr. unsec. notes 5 3/4s, 2018	105,000	101,210
Northwest Airlines Corp. pass-through certificates
Ser. 00-1, 7.15s, 2019	203,650	172,084
Ryder System, Inc. sr. unsec. unsub. notes Ser. MTN,
6s, 2013	40,000	38,181
Southwest Airlines Co. pass-through certificates
6.15s, 2022 (S)	116,009	110,348
Southwest Airlines Co. sr. unsec. unsub. notes 6 1/2s,
2012	5,000	4,950
Union Pacific Corp. sr. unsec. bond 5.7s, 2018	50,000	47,021
Union Pacific Corp. sr. unsub. notes 5 3/4s, 2017	140,000	129,583
United AirLines, Inc. pass-through certificates
6.636s, 2022	90,389	69,599
		1,151,407

Utilities & Power (2.5%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	135,000	130,506
American Water Capital Corp. sr. unsec. bonds 6.593s,
2037	60,000	53,597
American Water Capital Corp. sr. unsec. bonds 6.085s,
2017	65,000	60,123
Appalachian Power Co. sr. notes 5.8s, 2035	55,000	43,986
Arizona Public Services Co. notes 6 1/2s, 2012	140,000	139,248
Atmos Energy Corp. sr. unsub. notes 6.35s, 2017	120,000	112,920
Beaver Valley II Funding debs. 9s, 2017	195,000	208,469
Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	240,000	229,510
Bruce Mansfield Unit pass-through certificates 6.85s,
2034	290,000	288,008
CenterPoint Energy Houston Electric, LLC general ref.
mtge. Ser. M2, 5 3/4s, 2014	25,000	23,194
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	140,000	143,839
CMS Energy Corp. unsub. notes 6.55s, 2017	5,000	4,450
Commonwealth Edison Co. 1st mtge. 6.15s, 2017	30,000	28,463
Commonwealth Edison Co. 1st mtge. 5.9s, 2036	155,000	126,337
Commonwealth Edison Co. 1st mtge. sec. bonds 5.8s, 2018	215,000	197,024
Consolidated Natural Gas Co. sr. notes 5s, 2014	70,000	64,482
Consumers Energy Co. 1st mtge. sec. bonds 5.65s, 2018	455,000	421,398
Dayton Power & Light Co. (The) 1st mtge. 5 1/8s, 2013	89,000	88,416
Dominion Resources, Inc. jr. sub. notes FRN 6.3s, 2066	405,000	356,481
Dominion Resources, Inc. sr. unsec. notes 6.4s, 2018	40,000	38,258
Dominion Resources, Inc. sr. unsec. unsub. notes Ser.
07-A, 6s, 2017	90,000	85,288
Dominion Resources, Inc. sr. unsec. unsub. notes Ser.
A, 5.6s, 2016	50,000	46,374
Duke Energy Carolinas LLC 1st mtge. sec. bond 6.05s,
2038	80,000	76,319
Duke Energy Corp. sr. unsec. notes 6 1/4s, 2018	220,000	215,642
Duke Energy Indiana, Inc. 1st mtge. sec. bond 6.35s,
2038	170,000	159,884
E.ON International Finance BV 144A notes 5.8s, 2018
(Netherlands)	320,000	305,843
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	135,000	124,371
FirstEnergy Corp. notes Ser. B, 6.45s, 2011	20,000	20,095
Florida Power Corp. 1st mtge. 6.35s, 2037	135,000	126,896
Florida Power Corp. 1st mtge. sec. bond 6.4s, 2038	235,000	222,529
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	60,000	61,033
Indiantown Cogeneration LP 1st mtge. Ser. A-10, 9.77s,
2020	100,000	105,069
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016	20,000	19,100
ITC Holdings Corp. 144A notes 5 7/8s, 2016	145,000	136,621
ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	40,000	37,089
Kansas Gas & Electric bonds 5.647s, 2021	51,473	48,640
Kinder Morgan, Inc. notes 6s, 2017	70,000	63,264
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	77,000	74,113
MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	335,000	281,762
MidAmerican Energy Holdings Co. sr. unsec. bond
6 1/2s, 2037	20,000	17,547
National Fuel Gas Co. notes 5 1/4s, 2013	55,000	52,925
Nevada Power Co. general ref. mtge. Ser. L, 5 7/8s,
2015	95,000	89,744
Northwestern Corp. sec. notes 5 7/8s, 2014	145,000	138,577
Oncor Electric Delivery Co. debs. 7s, 2022	82,000	68,850
Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038	45,000	41,379
Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	105,000	89,559
PacifiCorp Sinking Fund 1st mtge. 6 1/4s, 2037	65,000	58,993
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	145,000	139,359
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012	84,465	87,397

PPL Energy Supply LLC bonds Ser. A, 5.7s, 2015	90,000	81,839
Public Service Co. of Colorado 1st mtge. sec. bond
6 1/2s, 2038	100,000	96,200
Public Service Co. of Colorado sr. notes Ser. A,
6 7/8s, 2009	60,000	61,203
Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s,
2067	155,000	130,975
Rockies Express Pipeline, LLC 144A sr. notes 7 1/2s,
2038	430,000	392,182
Rockies Express Pipeline, LLC 144A sr. notes 6.85s,
2018	60,000	56,615
Sierra Pacific Power Co. general ref. mtge. Ser. P,
6 3/4s, 2037	210,000	188,160
Southern California Edison Co. 1st mtge. Ser. 06-E,
5.55s, 2037	115,000	99,634
Southern California Edison Co. notes 6.65s, 2029	135,000	126,997
Southern Natural Gas. Co. 144A notes 5.9s, 2017	60,000	52,922
Spectra Energy Capital, LLC company guaranty sr.
unsec. unsub. notes 6.2s, 2018	80,000	72,612
Spectra Energy Capital, LLC sr. notes 8s, 2019	100,000	103,116
Spectra Energy Capital, LLC sr. unsec. unsub. notes
5.668s, 2014	40,000	38,230
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 7.2s, 2011	150,000	152,856
TEPPCO Partners LP company guaranty FRB 7s, 2067	80,000	67,160
TransAlta Corp. notes 5 3/4s, 2013 (Canada)	95,000	90,977
TransAlta Corp. sr. unsec. notes 6.65s, 2018 (Canada)	250,000	236,004
TransCanada Pipelines, Ltd. jr. sub. FRN 6.35s, 2067
(Canada)	70,000	55,376
TransCanada Pipelines, Ltd. sr. unsec. unsub. notes
6 1/2s, 2018 (Canada)	35,000	34,183
Union Electric Co. 1st mtge. sr. sec. bond 6.7s, 2019	125,000	123,344
West Penn Power Co. 1st mtge. 5.95s, 2017	120,000	116,866
Westar Energy, Inc. 1st mtge. 5.15s, 2017	15,000	13,522
Westar Energy, Inc. 1st mtge. 5.1s, 2020	110,000	94,394
		8,238,338

Total corporate bonds and notes (cost $48,744,089)		$43,025,135

ASSET-BACKED SECURITIES (5.9%)(a)

	Principal
	amount	Value

Accredited Mortgage Loan Trust FRB Ser. 05-1,
Class M2, 3.897s, 2035	$50,000	$21,500
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 3.357s, 2036	99,000	54,945
FRB Ser. 06-HE3, Class A2C, 3.357s, 2036	134,000	79,274
Ace Securities Corp. 144A Ser. 03-MH1, Class M2,
6 1/2s, 2030	65,347	56,852
Advanta Business Card Master Trust FRB Ser. 04-C1,
Class C, 4.238s, 2013	217,000	160,832
Aegis Asset Backed Securities Trust 144A Ser. 04-6N,
Class Note, 4 3/4s, 2035	7,867	1
AFC Home Equity Loan Trust Ser. 99-2, Class 1A,
3.617s, 2029	221,879	97,639
American Express Credit Account Master Trust 144A Ser.
04-C, Class C, 2.988s, 2012	53,797	51,945
Ameriquest Mortgage Securities, Inc.
FRB Ser. 06-R1, Class M10, 5.707s, 2036	157,000	5,997
FRB Ser. 03-8, Class M2, 4.957s, 2033	68,064	13,613
Arcap REIT, Inc. 144A Ser. 04-1A, Class E, 6.42s, 2039	137,110	88,048
Argent Securities, Inc.
FRB Ser. 03-W3, Class M3, 5.477s, 2033	7,642	917
FRB Ser. 06-W4, Class A2C, 3.367s, 2036	239,000	144,595
Asset Backed Funding Certificates
FRB Ser. 04-OPT2, Class M2, 4.207s, 2033	70,753	32,546
FRB Ser. 05-WMC1, Class M1, 3.647s, 2035	108,000	81,000
Asset Backed Funding Corp. NIM Trust 144A FRB Ser.
05-OPT1, Class B1, 5.707s, 2035	71,000	1,683
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 3.397s, 2036	46,497	34,403
FRB Ser. 06-HE4, Class A5, 3.367s, 2036	177,000	143,370
FRB Ser. 06-HE7, Class A4, 3.347s, 2036 (F)	70,000	43,526
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 3.888s, 2033	88,301	44,150
BankAmerica Manufactured Housing Contract Trust Ser.
97-2, Class M, 6.9s, 2028	112,000	140,785
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	114,000	109,868
Bayview Financial Acquisition Trust
FRB Ser. 04-D, Class A, 4.099s, 2044	133,004	112,243
Ser. 04-B, Class A1, 3.47s, 2039	607,232	495,463
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M, 4.557s, 2038	56,887	41,527
FRB Ser. 03-SSRA, Class A, 3.907s, 2038	56,887	46,220
FRB Ser. 04-SSRA, Class A1, 3.807s, 2039	116,971	84,511
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 06-EC1, Class M9, 5.207s, 2035	100,000	2,000
FRB Ser. 06-PC1, Class M9, 4.957s, 2035	100,000	1,000
FRB Ser. 05-HE1, Class M3, 4.137s, 2035	70,000	20,300
FRB Ser. 03-3, Class A2, 3.797s, 2043	195,194	173,251
FRB Ser. 03-1, Class A1, 3.707s, 2042	60,346	50,441
FRB Ser. 05-3, Class A1, 3.657s, 2035	83,025	74,502
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-OPT1,
Class M1, 3.627s, 2035	42,547	26,609

Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033	459,639	35,629
Ser. 00-4, Class A6, 8.31s, 2032	979,439	727,742
Ser. 00-5, Class A6, 7.96s, 2032	188,290	143,609
Ser. 01-4, Class A4, 7.36s, 2033	580,155	501,795
Ser. 00-6, Class A5, 7.27s, 2031	160,570	138,010
Ser. 01-1, Class A5, 6.99s, 2032	1,646,751	1,509,415
Ser. 01-3, Class A4, 6.91s, 2033	631,569	544,985
Ser. 02-1, Class A, 6.681s, 2033	455,919	437,180
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 3.727s, 2035	43,000	25,800
FRB Ser. 04-6, Class 2A5, 3.597s, 2034	113,937	92,289
FRB Ser. 05-14, Class 3A2, 3.447s, 2036	24,045	21,640
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038
(Cayman Islands)	188,000	122,200
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034	10,726	858
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031	131,000	98,136
Equifirst Mortgage Loan Trust FRB Ser. 05-1, Class M5,
3.877s, 2035	29,000	6,670
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 3.747s, 2035	93,000	84,761
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 3.357s, 2036	158,000	96,759
First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s,
2023	18,890	17,535
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 3.537s, 2036	221,000	159,120
FRB Ser. 06-2, Class 2A3, 3.377s, 2036	414,000	302,220
GE Corporate Aircraft Financing, LLC 144A
FRB Ser. 05-1A, Class C, 4.507s, 2019	169,000	104,780
Ser. 04-1A, Class B, 4.057s, 2018	11,426	10,055
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012	266,000	251,877
GEBL 144A
Ser. 04-2, Class D, 5.238s, 2032	91,483	21,041
Ser. 04-2, Class C, 3.338s, 2032	91,483	57,863
Green Tree Financial Corp.
Ser. 99-5, Class A5, 7.86s, 2030	1,268,880	1,080,654
Ser. 97-2, Class A7, 7.62s, 2028	54,203	54,886
Ser. 97-6, Class A9, 7.55s, 2029	78,535	77,010
Ser. 97-4, Class A7, 7.36s, 2029	129,735	129,595
Ser. 97-3, Class A5, 7.14s, 2028	72,798	69,407
Ser. 97-6, Class A8, 7.07s, 2029	25,856	25,430
Ser. 98-4, Class A7, 6.87s, 2030	48,214	45,256
Ser. 97-7, Class A8, 6.86s, 2029	82,461	81,182
Ser. 99-3, Class A7, 6.74s, 2031	285,000	267,186
Ser. 99-3, Class A6, 6 1/2s, 2031	13,198	13,175
Ser. 98-6, Class A7, 6.45s, 2030	60,737	59,792
Ser. 99-1, Class A6, 6.37s, 2025	195,000	188,619
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	1,346,090	1,154,572
Ser. 99-5, Class M1A, 8.3s, 2026	70,000	63,872
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011	140,731	131,584
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 3.357s, 2036	616,000	377,423
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class D, 4.757s, 2030 (Cayman Islands)	250,000	123,575
FRB Ser. 05-1A, Class D, 4.737s, 2030 (Cayman Islands)	65,752	47,999
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 3.303s, 2036 (Cayman Islands)	252,126	113,457
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
3.537s, 2036	111,000	68,265
Lehman ABS Manufactured Housing Contract Ser. 01-B,
Class M1, 6.63s, 2028	5,000	3,058
Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037	1,499,659	1,019,768
IFB Ser. 07-3, Class 4B, IO, 3.483s, 2037	563,903	36,835
FRB Ser. 07-6, Class 2A1, 3.417s, 2037	1,090,441	705,310
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 6.19s, 2036 (Cayman Islands)	270,000	81,000
FRB Ser. 02-1A, Class FFL, 5.926s, 2037 (Cayman
Islands)	460,000	207,000
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012 (F)	652,334	520,256
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 3.827s, 2035	80,000	24,800
FRB Ser. 06-4, Class 2A4, 3.467s, 2036	106,000	51,124
FRB Ser. 06-1, Class 2A3, 3.397s, 2036	189,000	141,750
Madison Avenue Manufactured Housing Contract
FRB Ser. 02-A, Class B1, 6.457s, 2032	338,443	239,706
Ser. 02-A IO, 0.3s, 2032	9,964,131	125,030
Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	22,248	21,936
FRB Ser. 02-1A, Class A1, 3.888s, 2024	72,702	65,240
MASTR Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 3.357s, 2036	56,000	37,206
Merrill Lynch Mortgage Investors, Inc. Ser. 04-WMC3,
Class B3, 5s, 2035	8,236	1,565
Mid-State Trust Ser. 11, Class B, 8.221s, 2038	47,569	36,048
Morgan Stanley ABS Capital I
FRB Ser. 05-HE2, Class M5, 3.887s, 2035	50,000	9,000
FRB Ser. 05-HE1, Class M3, 3.727s, 2034	50,000	18,000
FRB Ser. 06-NC4, Class M2, 3.507s, 2036	70,000	5,600
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1,

3.294s, 2015 (Cayman Islands)		38,958	37,400
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014		29,458	26,405
Ser. 04-B, Class C, 3.93s, 2012		16,699	14,731
New Century Home Equity Loan Trust
FRB Ser. 03-4, Class M3, 5.257s, 2033		5,311	212
Ser. 03-5, Class AI7, 5.15s, 2033		167,120	147,901
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 3.367s, 2036		132,000	108,900
FRB Ser. 06-2, Class A2C, 3.357s, 2036		132,000	92,004
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022		162,442	127,550
Ser. 95-B, Class B1, 7.55s, 2021		75,192	47,773
Ser. 00-D, Class A3, 6.99s, 2022		34,603	34,421
Ser. 01-D, Class A3, 5.9s, 2022		25,255	15,968
Ser. 02-C, Class A1, 5.41s, 2032		417,018	331,446
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030		65,769	53,568
Ocean Star PLC 144A FRB Ser. 05-A, Class D, 4.304s,
2012 (Ireland)		92,000	72,542
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 5.707s, 2035		30,000	825
Origen Manufactured Housing Ser. 04-B, Class A2,
3.79s, 2017		10,515	10,321
Park Place Securities, Inc. FRB Ser. 05-WCH1,
Class M4, 4.037s, 2036		33,000	3,300
Park Place Securities, Inc. 144A FRB Ser. 04-MHQ1,
Class M10, 5.707s, 2034 (F)		28,399	1,099
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 3.337s, 2036		205,000	114,800
Pillar Funding PLC 144A
FRB Ser. 04-1A, Class C1, 3.816s, 2011 (United Kingdom)		275,000	237,982
FRB Ser. 04-2A, Class C, 3.699s, 2011 (United Kingdom)		109,000	89,634
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 3.397s, 2036		182,198	149,183
FRB Ser. 07-RZ1, Class A2, 3.367s, 2037		206,000	158,105
Residential Asset Securities Corp. 144A
FRB Ser. 05-KS10, Class B, 5.957s, 2035		146,446	1,464
Ser. 04-NT, Class Note, 4 1/2s, 2034 (In default)		9,910	297
SAIL Net Interest Margin Notes 144A Ser. 04-4A,
Class B, 7 1/2s, 2034 (Cayman Islands) (In default)
(NON)		36,851	--
Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 3.857s, 2035		50,000	11,500
FRB Ser. 07-NC2, Class A2B, 3.347s, 2037		193,000	112,905
SG Mortgage Securities Trust FRB Ser. 06-OPT2,
Class A3D, PO, 3.417s, 2036		226,000	97,180
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 3.377s, 2036		107,000	85,316
FRB Ser. 06-3, Class A3, 3.367s, 2036		619,000	496,005
Soundview Home Equity Loan Trust 144A FRB Ser.
05-CTX1, Class B1, 5.707s, 2035		82,000	2,460
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 3.467s, 2036		107,000	20,869
Structured Asset Investment Loan Trust 144A FRB Ser.
05-HE3, Class M11, 5.707s, 2035		11,991	58
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
3.286s, 2015 (F)		700,266	625,314
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038		184,000	76,469
WFS Financial Owner Trust Ser. 05-1, Class D, 4.09s,
2012		4,156	4,142
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 3.7s, 2044 (United Kingdom)		90,076	71,674

Total asset-backed securities (cost $25,099,439)			$19,052,419

PURCHASED OPTIONS OUTSTANDING (1.5%)(a)

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	14,643,000	$1,034,235
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	14,643,000	1,034,235
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	14,643,000	296,032
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.83% versus the three month USD-LIBOR-BBA maturing
on November 10, 2018.	Nov-08/4.83	12,124,000	407,730
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	14,643,000	315,264
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 4.83%
versus the three month USD-LIBOR-BBA maturing on
November 10, 2018.	Nov-08/4.83	12,124,000	94,082
Option on an interest rate swap with Goldman Sachs

International for the right to receive a fixed rate
of 5.325% versus the three month USD-LIBOR-BBA maturing
April 08, 2019.	Apr-09/5.325	7,048,000	497,659
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.315% versus the three month USD-LIBOR-BBA maturing
on April 08, 2019.	Apr-09/5.315	7,048,000	493,290
Option on an interest rate swap with Deutschbank for
the right to receive a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	5,560,000	413,553
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.315%
versus the three month USD-LIBOR-BBA maturing on
April 08, 2019.	Apr-09/5.315	7,048,000	77,085
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.325% versus the three month USD-LIBOR-BBA maturing
April 08, 2019.	Apr-09/5.325	7,048,000	70,035
Option on an interest rate swap with Deutschbank for
the right to pay a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	5,560,000	61,660

Total purchased options outstanding (cost $3,663,106)			$4,794,860

SENIOR LOANS (1.0%)(a)(c)

		Principal
		amount	Value

Basic Materials (0.1%)
Aleris International, Inc. bank term loan FRN Ser. B,
5 1/4s, 2013		$51,606	$41,113
Georgia-Pacific, LLC bank term loan FRN Ser. B,
4.544s, 2013		74,430	65,537
Momentive Performance Materials, Inc. bank term loan
FRN 6s, 2013		76,973	66,697
NewPage Holding Corp. bank term loan FRN 7s, 2014		77,415	70,085
			243,432

Capital Goods (0.1%)
Allied Waste Industries, Inc. bank term loan FRN
6.82s, 2012		68,748	66,047
Allied Waste Industries, Inc. bank term loan FRN
5.471s, 2012		96,201	92,421
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 2.601s, 2014		4,178	3,636
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 5.762s, 2014		71,329	62,082
Polypore, Inc. bank term loan FRN Ser. B, 6.03s, 2014		77,412	71,219
Sequa Corp. bank term loan FRN 6.812s, 2014		115,761	100,857
Wesco Aircraft Hardware Corp. bank term loan FRN
5.96s, 2013		78,000	70,346
			466,608

Communication Services (0.2%)
Cricket Communications, Inc. bank term loan FRN Ser.
B, 7.262s, 2013		77,406	73,497
Crown Castle International Corp. bank term loan FRN
5.376s, 2014		38,705	33,732
Intelsat Corp. bank term loan FRN Ser. B2, 5.288s, 2011		25,866	23,365
Intelsat Corp. bank term loan FRN Ser. B2-A, 5.288s,
2013		25,874	23,372
Intelsat Corp. bank term loan FRN Ser. B2-C, 5.288s,
2013		25,866	23,365
Level 3 Communications, Inc. bank term loan FRN
4.952s, 2014		78,000	65,325
MetroPCS Wireless, Inc. bank term loan FRN 5.4s, 2013		77,408	68,727
PAETEC Holding Corp. bank term loan FRN Ser. B1,
6.204s, 2013		75,867	63,349
Time Warner Telecom, Inc. bank term loan FRN Ser. B,
5.71s, 2013		77,409	73,023
West Corp. bank term loan FRN 5.813s, 2013		77,606	59,563
			507,318

Consumer Cyclicals (0.2%)
Allison Transmission bank term loan FRN Ser. B,
5.377s, 2014		76,348	62,796
Aramark Corp. bank term loan FRN 2.025s, 2014		4,659	4,020
Aramark Corp. bank term loan FRN Ser. B, 5.637s, 2014		73,341	63,277
Dana Corp. bank term loan FRN 6.771s, 2015		77,415	65,561
Goodman Global Holdings, Inc. bank term loan FRN Ser.
B, 7.708s, 2011		61,760	60,449
Goodyear Tire & Rubber Co. (The) bank term loan FRN
4.54s, 2010		78,000	65,715
Harrah's Operating Co., Inc. bank term loan FRN Ser.
B2, 5.805s, 2015		77,610	62,360
Lear Corp bank term loan FRN 6.045s, 2013		77,764	59,813
National Bedding Co. bank term loan FRN 5.353s, 2011		33,828	25,879
Navistar Financial Corp. bank term loan FRN 5.695s,
2012		20,800	17,819
Navistar International Corp. bank term loan FRN
6.191s, 2012		57,200	49,001
Yankee Candle Co., Inc. bank term loan FRN 5.764s, 2014		46,000	37,682
			574,372

Consumer Staples (0.2%)
Affinion Group, Inc. bank term loan FRN Ser. B,
5.345s, 2013			78,000	71,370
Cablevision Systems Corp. bank term loan FRN 4.569s,
2013			77,405	67,812
Charter Communications, Inc. bank term loan FRN 4.8s,
2014			77,415	61,287
Cinemark USA, Inc. bank term loan FRN 4.615s, 2013			77,711	66,443
DirecTV Holdings, LLC bank term loan FRN 5.601s, 2013			174,563	165,223
Idearc, Inc. bank term loan FRN Ser. B, 5.767s, 2014			77,409	44,820
Pinnacle Foods Holding Corp. bank term loan FRN Ser.
B, 5.44s, 2014			77,412	63,994
Spectrum Brands, Inc. bank term loan FRN 2.336s, 2013			4,977	3,633
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
6.732s, 2013			72,459	52,895
Ticketmaster bank term loan FRN Ser. B, 6.64s, 2014			60,000	56,400
Univision Communications, Inc. bank term loan FRN Ser.
B, 5.121s, 2014			78,000	49,920
VNU Group BV bank term loan FRN Ser. B, 4.803s, 2013
(Netherlands)			77,408	66,610
				770,407

Financial (--%)
Lender Processing Services, Inc. bank term loan FRN
Ser. B, 6.204s, 2014			109,725	107,165

Health Care (0.1%)
Health Management Associates, Inc. bank term loan FRN
5.512s, 2014			73,924	62,035
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.62s, 2014			4,986	4,421
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 5.704s, 2014			53,904	47,795
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. DD, 5.704s, 2014			18,652	16,538
Sun Healthcare Group, Inc. bank term loan FRN 2.701s,
2014			13,004	11,704
Sun Healthcare Group, Inc. bank term loan FRN Ser. B,
4.804s, 2014			39,475	35,528
Sun Healthcare Group, Inc. bank term loan FRN Ser. DD,
5.422s, 2014			7,873	7,085
				185,106

Technology (0.1%)
First Data Corp. bank term loan FRN Ser. B1, 5.963s,
2014			77,414	65,802
Freescale Semiconductor, Inc. bank term loan FRN Ser.
B, 5.47s, 2013			50,614	40,744
SunGard Data Systems, Inc. bank term loan FRN 4.553s,
2014			77,606	67,275
Travelport bank term loan FRN Ser. B, 6.012s, 2013			31,160	24,772
Travelport bank term loan FRN Ser. DD, 5.954s, 2013			46,487	37,398
				235,991

Utilities & Power (--%)
Energy Future Holdings Corp. bank term loan FRN Ser.
B2, 6.228s, 2014			77,414	65,318
NRG Energy, Inc. bank term loan FRN 5.262s, 2014			50,148	43,936
NRG Energy, Inc. bank term loan FRN 4.451s, 2014			24,637	21,596
				130,850

Total senior loans (cost $3,412,457)				$3,221,249

CONVERTIBLE PREFERRED STOCKS (0.2%)(a) (cost $667,000)

			Shares	Value

Citigroup, Inc. Ser. T, $3.25 cv. pfd.			13,340	$546,940

MUNICIPAL BONDS AND NOTES (0.1%)(a)

			Principal
	Rating(RAT)		amount	Value

Chicago, Transit Auth. Transfer Tax Receipts Rev.
Bonds, Ser. B, 6.899s, 12/1/40	Aa3		$125,000	$130,170
MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.309s, 6/1/34	Baa3		135,000	116,431
Tobacco Settlement Fin. Auth. of WVA Rev. Bonds, Ser.
A, 7.467s, 6/1/47	Baa3		180,000	154,539

Total municipal bonds and notes (cost $439,986)				$401,140

CONVERTIBLE BONDS AND NOTES (0.1%)(a) (cost $578,000)

			Principal
			amount	Value

Ford Motor Co. cv. sr. notes 4 1/4s, 2036			$578,000	$380,758

WARRANTS (--%)(a)(NON) (cost $37,952)	Expiration	Strike
	date	Price	Warrants	Value

Raytheon Co.	6/16/11	$37.50	3,552	$60,384

SHORT-TERM INVESTMENTS (4.2%)(a)

	Principal
	amount	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.50% to 3.01% and
due dates ranging from October 1, 2008 to
November 10, 2008 (d)	$11,054,065	$11,042,255
U.S. Treasury Bills for an effective yield of 0.1995%,
maturity date October 9, 2008	2,600,000	2,599,885

Total short-term investments (cost $13,642,140)		$13,642,140

TOTAL INVESTMENTS

Total investments (cost $602,088,331) (b)		$571,831,444

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/08 (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	(depreciation)

Euro	$283	$289	12/17/08	$(6)

FUTURES CONTRACTS OUTSTANDING at 9/30/08 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Long)	26	$6,275,425	Dec-08	$(17,648)
Euro-Dollar 90 day (Short)	64	15,513,600	Jun-09	47,926
Euro-Dollar 90 day (Short)	190	46,015,625	Sep-09	65,733
Euro-Dollar 90 day (Short)	177	42,727,800	Dec-09	106,806
Euro-Dollar 90 day (Short)	11	2,651,000	Mar-10	(2,192)
S&P 500 Index E-Mini (Long)	618	36,075,750	Dec-08	(2,817,984)
U.S. Treasury Bond 20 yr (Long)	251	29,410,141	Dec-08	54,576
U.S. Treasury Note 2 yr (Short)	1907	407,025,313	Dec-08	(2,545,928)
U.S. Treasury Note 5 yr (Short)	1314	147,475,969	Dec-08	(686,669)
U.S. Treasury Note 10 yr (Long)	1114	127,692,250	Dec-08	(74,357)
U.S. Treasury Note 10 yr (Short)	7	802,375	Dec-08	579

Total				$(5,869,158)

WRITTEN OPTIONS OUTSTANDING at 9/30/08 (premiums received $4,036,533) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	$10,881,000	Dec-08/5.00	$520,003

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	10,881,000	Dec-08/5.00	103,914

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing on
February 18, 2020.	13,848,000	Feb-10/5.215	877,825

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	8,959,000	Feb-10/5.22	569,703

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	8,959,000	Feb-10/5.08	512,724

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing
on February 18, 2020.	13,848,000	Feb-10/5.215	408,516

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	8,959,000	Feb-10/5.08	303,352

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	3,872,000	May-12/5.51	298,144

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	8,959,000	Feb-10/5.22	265,366

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	3,872,000	May-12/5.51	158,827

Total			$4,018,374

TBA SALE COMMITMENTS OUTSTANDING at 9/30/08 (proceeds receivable $75,422,227) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 6s, October 1, 2038	$7,000,000	10/14/08	$7,084,218
FNMA, 5 1/2s, October 1, 2038	68,000,000	10/14/08	67,723,750

Total			$74,807,968

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/08 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$4,247,000		$--	1/28/24	3 month USD-LIBOR-BBA	5.2125%	$284,657

3,900,000		--	3/30/09	3.075%	3 month USD-LIBOR-BBA	10,797

5,058,000		--	5/23/10	3 month USD-LIBOR-BBA	3.155%	33,470

13,480,000		--	12/22/09	3.965%	3 month USD-LIBOR-BBA	(255,347)

14,400,000		--	1/14/10	3 month USD-LIBOR-BBA	4.106%	179,048

13,300,000		--	4/6/10	4.6375%	3 month USD-LIBOR-BBA	(460,824)

5,700,000		--	7/18/13	4.14688%	3 month USD-LIBOR-BBA	(33,498)

5,677,000		--	8/26/18	3 month USD-LIBOR-BBA	4.54375%	41,766

63,936,000		--	9/10/10	3 month USD-LIBOR-BBA	3.22969%	(122,706)

29,838,000		--	9/18/38	4.36125%	3 month USD-LIBOR-BBA	1,545,124

59,265,000		--	9/18/10	3 month USD-LIBOR-BBA	2.86667%	(543,665)

8,162,000		25,477	10/1/18	3 month USD-LIBOR-BBA	4.30%	(100,217)

2,740,000		--	6/17/15	4.555%	3 month USD-LIBOR-BBA	(81,525)

990,000		--	6/23/15	4.466%	3 month USD-LIBOR-BBA	(22,833)

410,000		--	6/23/15	4.45%	3 month USD-LIBOR-BBA	(9,533)

500,000		--	6/24/15	4.39%	3 month USD-LIBOR-BBA	(9,203)

7,400,000		--	10/21/15	4.943%	3 month USD-LIBOR-BBA	(408,009)

5,000,000		--	9/1/15	3 month USD-LIBOR-BBA	4.53%	82,225

3,867,000		--	5/8/28	4.95%	3 month USD-LIBOR-BBA	(194,273)

Bear Stearns Bank plc
4,300,000		--	4/24/12	5.027%	3 month USD-LIBOR-BBA	(236,000)

Citibank, N.A.
13,000,000		--	7/21/18	4.80625%	3 month USD-LIBOR-BBA	(387,699)

13,101,000		--	8/26/10	3 month USD-LIBOR-BBA	3.34125%	4,426

570,000		--	4/7/14	5.377%	3 month USD-LIBOR-BBA	(45,042)

8,051,000		--	9/8/18	3 month USD-LIBOR-BBA	4.3152%	(92,599)

14,578,000		--	9/10/10	3 month USD-LIBOR-BBA	3.1825%	(41,208)

43,470,000		--	9/17/13	3 month USD-LIBOR-BBA	3.4975%	(1,084,362)

28,843,000		--	9/18/38	4.45155%	3 month USD-LIBOR-BBA	1,073,858

28,842,000		--	9/18/10	3 month USD-LIBOR-BBA	2.92486%	(231,961)

12,130,000		--	7/27/09	5.504%	3 month USD-LIBOR-BBA	(270,201)

3,628,000		--	10/26/12	4.6275%	3 month USD-LIBOR-BBA	(143,924)

10,917,000		--	11/9/09	4.387%	3 month USD-LIBOR-BBA	(281,376)

11,219,000		--	11/9/17	5.0825%	3 month USD-LIBOR-BBA	(724,494)

410,000		--	11/9/17	3 month USD-LIBOR-BBA	5.07641%	26,278

16,939,000		--	12/24/09	3 month USD-LIBOR-BBA	3.8675%	298,618

3,188,000		--	12/24/27	4.9425%	3 month USD-LIBOR-BBA	(144,115)

Credit Suisse First Boston International
1,590,000		--	10/7/14	3 month USD-LIBOR-BBA	4.624%	59,134

Credit Suisse International
516,000		--	8/29/12	5.04556%	3 month USD-LIBOR-BBA	(22,239)

6,649,800		--	9/16/10	3.143%	3 month USD-LIBOR-BBA	24,171

218,300		--	9/16/18	3 month USD-LIBOR-BBA	4.299%	(2,841)

16,909,000		--	9/18/38	4.41338%	3 month USD-LIBOR-BBA	733,427

11,853,000		--	9/18/10	3 month USD-LIBOR-BBA	2.91916%	(96,655)

929,000		--	9/19/13	3 month USD-LIBOR-BBA	3.635%	(18,040)

4,935,000		--	9/19/13	3.635%	3 month USD-LIBOR-BBA	95,834

5,969,000		--	9/22/18	4.22%	3 month USD-LIBOR-BBA	122,997

12,238,000	(F)	--	9/23/10	3 month USD-LIBOR-BBA	3.32%	(18,486)

536,000		--	3/21/16	3 month USD-LIBOR-BBA	5.20497%	30,214

16,316,000	(F)	--	9/23/38	4.7375%	3 month USD-LIBOR-BBA	(160,740)

711,000		--	9/28/16	5.10886%	3 month USD-LIBOR-BBA	(34,977)

Deutsche Bank AG
6,214,000		--	9/24/10	3 month USD-LIBOR-BBA	3.395%	798

2,129,000		--	10/16/17	3 month USD-LIBOR-BBA	5.297%	175,044

1,470,000		--	11/7/17	3 month USD-LIBOR-BBA	5.056%	91,689

Goldman Sachs International

3,195,000	--	3/11/38	5.029%	3 month USD-LIBOR-BBA	(178,339)

62,000	--	4/2/18	4.076%	3 month USD-LIBOR-BBA	1,079

15,916,000	--	4/3/18	3 month USD-LIBOR-BBA	4.19%	(127,352)

6,082,000	--	4/8/10	3 month USD-LIBOR-BBA	2.64%	(26,646)

7,029,000	--	4/23/18	4.43%	3 month USD-LIBOR-BBA	(79,824)

6,968,000	--	5/19/18	4.525%	3 month USD-LIBOR-BBA	(127,910)

5,536,000	--	5/30/28	5.014%	3 month USD-LIBOR-BBA	(320,187)

1,750,000	--	9/29/16	3 month USD-LIBOR-BBA	5.1275%	88,157

434,000	--	10/19/16	5.32413%	3 month USD-LIBOR-BBA	(35,779)

4,000,000	--	7/25/09	5.327%	3 month USD-LIBOR-BBA	(82,949)

20,959,000	--	11/20/08	5.16%	3 month USD-LIBOR-BBA	(389,383)

4,715,000	--	11/20/26	3 month USD-LIBOR-BBA	5.261%	418,437

20,449,000	--	11/21/08	5.0925%	3 month USD-LIBOR-BBA	(372,946)

4,531,000	--	11/21/26	3 month USD-LIBOR-BBA	5.2075%	371,284

2,392,000	--	12/20/16	3 month USD-LIBOR-BBA	5.074%	147,190

2,890,000	--	1/8/12	3 month USD-LIBOR-BBA	4.98%	115,876

2,000,000	--	10/1/17	3 month USD-LIBOR-BBA	5.253%	158,604

390,000	--	11/9/17	3 month USD-LIBOR-BBA	5.071%	24,832

1,720,000	--	4/7/14	5.33842%	3 month USD-LIBOR-BBA	(132,258)

618,000	--	5/3/16	5.565%	3 month USD-LIBOR-BBA	(60,056)

1,905,000	--	9/14/14	4.906%	3 month USD-LIBOR-BBA	(74,748)

929,000	--	9/14/17	5.0625%	3 month USD-LIBOR-BBA	(45,509)

9,407,000	--	9/19/09	3 month USD-LIBOR-BBA	4.763%	146,343

15,048,200	--	9/21/09	3 month USD-LIBOR-BBA	4.60%	202,986

4,189,200	--	9/21/17	5.149%	3 month USD-LIBOR-BBA	(226,872)

280,000	--	11/9/17	3 month USD-LIBOR-BBA	5.08%	18,026

27,362,000	--	1/16/18	5.790%	3 month USD-LIBOR-BBA	(2,949,176)

JPMorgan Chase Bank, N.A.
4,000,000	--	2/13/18	3 month USD-LIBOR-BBA	4.29125%	(41,458)

2,295,000	--	2/15/18	3 month USD-LIBOR-BBA	5.34%	164,097

625,000	--	2/15/13	3 month USD-LIBOR-BBA	3.585%	(9,713)

1,065,000	--	2/15/18	3 month USD-LIBOR-BBA	4.422%	(161)

625,000	--	2/15/13	3.585%	3 month USD-LIBOR-BBA	9,713

1,065,000	--	2/15/18	4.422%	3 month USD-LIBOR-BBA	161

4,900,000	--	4/23/17	5.186%	3 month USD-LIBOR-BBA	(357,100)

14,320,000	--	8/15/11	5.412%	3 month USD-LIBOR-BBA	(716,774)

40,974,000	--	3/5/18	4.325%	3 month USD-LIBOR-BBA	327,632

8,235,000	--	3/7/18	4.45%	3 month USD-LIBOR-BBA	(13,378)

5,125,000	--	3/12/18	3 month USD-LIBOR-BBA	4.4525%	9,143

1,997,000	--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(102,992)

14,538,000	--	3/11/38	5.03%	3 month USD-LIBOR-BBA	(813,675)

29,302,000	--	3/15/10	3 month USD-LIBOR-BBA	2.5%	(291,018)

14,862,000	--	3/20/13	3 month USD-LIBOR-BBA	3.145%	(520,983)

42,805,000	--	3/20/13	3 month USD-LIBOR-BBA	3.13%	(1,527,215)

65,552,000	--	3/25/10	3 month USD-LIBOR-BBA	2.325%	(880,213)

32,193,000	--	3/26/10	3 month USD-LIBOR-BBA	2.33375%	(450,660)

20,000,000	--	1/17/16	4.946%	3 month USD-LIBOR-BBA	(858,562)

497,000	--	9/18/16	5.291%	3 month USD-LIBOR-BBA	(31,913)

13,450,000	--	4/8/13	3 month USD-LIBOR-BBA	3.58406%	(109,416)

8,430,000	--	5/23/10	3 month USD-LIBOR-BBA	3.16%	56,606

15,000,000	--	6/13/13	4.47%	3 month USD-LIBOR-BBA	(467,808)

12,000,000	--	3/7/15	3 month USD-LIBOR-BBA	4.798%	399,923

9,100,000	--	6/27/17	3 month USD-LIBOR-BBA	5.712%	981,028

7,100,000	--	10/10/13	5.054%	3 month USD-LIBOR-BBA	(427,590)

9,880,000	--	10/10/13	5.09%	3 month USD-LIBOR-BBA	(614,585)

6,000,000	--	6/27/18	3 month USD-LIBOR-BBA	4.8305%	238,942

11,000,000	--	7/10/13	3 month USD-LIBOR-BBA	4.176%	80,339

4,100,000	--	7/15/13	3 month USD-LIBOR-BBA	4.012%	(1,093)

18,498,000	--	7/16/10	3 month USD-LIBOR-BBA	3.384%	22,219

9,150,000	--	7/22/10	3 month USD-LIBOR-BBA	3.565%	43,180

36,094,000	--	7/28/10	3 month USD-LIBOR-BBA	3.5141%	134,744

20,905,000	--	11/20/08	5.165%	3 month USD-LIBOR-BBA	(388,969)

4,702,000	--	11/20/26	3 month USD-LIBOR-BBA	5.266%	420,237

435,000	--	12/19/16	5.0595%	3 month USD-LIBOR-BBA	(26,411)

5,311,000	--	1/19/09	5.24%	3 month USD-LIBOR-BBA	(46,452)

6,147,000	--	1/31/17	3 month USD-LIBOR-BBA	5.415%	465,668

11,932,000	--	3/8/17	3 month USD-LIBOR-BBA	5.28%	774,803

2,050,000	--	9/28/16	3 month USD-LIBOR-BBA	5.1223%	102,552

2,380,000	--	6/16/15	4.538%	3 month USD-LIBOR-BBA	(68,381)

590,000	--	6/24/15	4.387%	3 month USD-LIBOR-BBA	(10,749)

8,280,000	--	6/29/15	3 month USD-LIBOR-BBA	4.296%	90,914

1,659,000	--	8/2/15	3 month USD-LIBOR-BBA	4.6570%	41,436

24,000,000	--	8/13/12	3 month USD-LIBOR-BBA	5.2%	1,178,571

4,145,000	--	8/29/17	5.2925%	3 month USD-LIBOR-BBA	(276,176)

1,154,000	--	8/29/17	5.263%	3 month USD-LIBOR-BBA	(74,551)

15,048,200	--	9/21/09	3 month USD-LIBOR-BBA	4.6125%	204,839

4,189,200	--	9/21/17	5.15%	3 month USD-LIBOR-BBA	(227,208)

1,386,000	--	9/27/17	5.2335%	3 month USD-LIBOR-BBA	(81,319)

2,705,000	--	10/30/12	4.68375%	3 month USD-LIBOR-BBA	(113,887)

920,000	--	11/7/17	3 month USD-LIBOR-BBA	5.05771%	57,509

10,917,000	--	11/9/09	4.3975%	3 month USD-LIBOR-BBA	(283,138)

11,219,000	--	11/9/17	5.0895%	3 month USD-LIBOR-BBA	(730,750)

13,247,000	--	12/11/17	3 month USD-LIBOR-BBA	4.65%	388,459

3,188,000	--	12/24/27	4.9675%	3 month USD-LIBOR-BBA	(154,468)

11,300,000	--	8/4/16	3 month USD-LIBOR-BBA	5.5195%	920,523

12,000,000	--	9/2/15	3 month USD-LIBOR-BBA	4.4505%	139,812

6,700,000	--	10/21/15	4.916%	3 month USD-LIBOR-BBA	(357,622)

9,236,000	--	1/18/18	4.27625%	3 month USD-LIBOR-BBA	99,387

711,000	--	1/24/18	4.135%	3 month USD-LIBOR-BBA	15,680

948,000	--	1/24/18	4.175%	3 month USD-LIBOR-BBA	17,945

948,000	--	1/24/18	4.1625%	3 month USD-LIBOR-BBA	18,868

22,716,000	--	1/31/18	3 month USD-LIBOR-BBA	4.25%	(296,187)

Merrill Lynch Capital Services, Inc.
3,628,000	--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(142,231)

16,929,000	--	5/19/10	3.2925%	3 month USD-LIBOR-BBA	(152,998)

11,425,000	--	7/22/10	3 month USD-LIBOR-BBA	3.5375%	47,830

Morgan Stanley Capital Services, Inc.
409,000	--	8/29/17	5.26021%	3 month USD-LIBOR-BBA	(26,340)

522,000	--	2/20/17	5.192%	3 month USD-LIBOR-BBA	(30,806)

Total					$(9,174,327)

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/08 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
2,290,000	(1)(F)	12/2/08	20 bp plus	The spread	(104,218)
			change in spread	return of Banc
			of Banc	of America
			of America	Securities CMBS
			Securities AAA	AAA 10 year Index
10 year Index
multiplied by
the modified
duration factor
519,000		9/15/11	678 bp (1 month	Ford Credit Auto	510
			USD-LIBOR-BBA)	Owner Trust
Series 2005-B
Class D

Total					$(103,708)

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

(1) Fund receives the net fixed and total return payment if positive and pays the net fixed and total return payment if negative.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/08 (Unaudited)

	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium	Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount		date	fund per annum	(depreciation)

Bank of America, N.A.
DJ ABX NA CMBX BBB Index	$635	$923,000	(F)	10/12/52	(134 bp)	$428,136

Financial Security
Assurance Inc.	--	45,000		12/20/12	95 bp	(13,064)

International Lease
Finance Corp., 4.15%,
1/20/15	(1,000)	10,000		12/20/13	(500 bp)	61

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	--	205,000		9/20/13	269 bp	(173,087)

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	--	210,000		3/20/12	(95 bp)	(2,629)

Mattel, Inc., 7 1/4%,
7/9/12	--	40,000		3/20/13	(157.2 bp)	(1,327)

Meadwestvaco Corp.,
6.85%, 4/1/12	--	22,000		3/20/18	(177 bp)	82

MetLife Inc., 5%,
6/15/15	--	125,000		12/20/13	(384 bp)	(474)

Motorola, Inc., 6.5%,
9/1/25	--	25,000		11/20/11	(240 bp)	(50)

Ryder System Inc.,
6.95%, 12/1/25	--	40,000		3/20/13	(135 bp)	201

Sealed Air Corp.,
5 5/8%, 7/15/13	--	25,000		9/20/13	(169 bp)	(43)

Spectra Energy Capital,
6 1/4%, 2/15/13	--	40,000		9/20/14	(115 bp)	233

Bear Stearns International, Ltd.
GATX Corp., 8.875%,
6/1/09	--	80,000		3/20/16	(100 bp)	4,064

Citibank, N.A.
Arrow Electronic Inc.,
6 7/8%, 6/1/18	--	100,000		3/20/13	(43 bp)	866

Conagra Foods Inc., 7%,
10/1/28	--	385,000		9/20/10	(27 bp)	(161)

DJ ABX HE AAA Index	61,992	327,182		5/25/46	11 bp	14,510

DJ ABX NA HE AAA Index	38,146	352,829		7/25/45	18 bp	9,048

DJ ABX NA HE AAA Index	40,114	363,991		7/25/45	18 bp	8,679

DJ ABX NA HE PEN AAA
Index	59,198	361,835		5/25/46	11 bp	7,578

DJ CDX NA HY Series 9
Index, 35-100% tranche	--	17,388,942		12/20/12	112 bp	(631,079)

Dominion Resources
Inc., 5.15%, 7/15/15	--	55,000		6/20/18	(73 bp)	(77)

Donnelley (R.R.) &
Sons, 4.95%, 4/1/14	--	20,000		3/20/12	(102 bp)	353

International Lease
Finance Corp., 4.15%,
1/20/15	--	25,000		6/20/13	(222.50 bp)	4,853

Lexmark International,
Inc., 5.9%, 6/1/13	--	10,000		6/20/13	108.5 bp	95

Macy's Retail Holdings,
Inc., 6 5/8%, 4/1/11	--	5,000		6/20/11	(162 bp)	37

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	--	125,000		9/20/14	(105 bp)	(2,639)

Mohawk Industries,
Inc., 7.2%, 4/15/12	--	30,000		3/20/16	(140 bp)	1,676

Motorola, Inc., 6.5%,
9/1/25	--	120,000		3/20/13	(79 bp)	8,291

Newell Rubbermaid,
Inc., 6.35%, 7/15/28	--	20,000		6/20/13	(85 bp)	79

Qwest Capital Funding,
7 3/4%, 2/15/31	--	15,000		6/20/13	(263 bp)	820

Rexam PLC, 4 3/8%,
3/15/13	--	350,000		6/20/13	(145 bp)	4,952

Sara Lee Corp., 6 1/8%,
11/1/32	--	110,000		9/20/11	(43 bp)	49

Seat Pagine Gialle
S.P.A., 8%, 4/30/14	--	EUR	5,000		3/20/13	815 bp	(1,007)

Telecom Italia SPA.
5 3/8%, 1/29/19	--		$55,000		9/20/11	(218 bp)	(418)

Yum! Brands Inc.,
8 7/8%, 4/15/11	--		115,000		3/20/13	(65 bp)	2,045

Credit Suisse International
DJ ABX HE AAA Index	106,843		549,054		5/25/46	11 bp	31,358

DJ ABX NA HE AAA Index	3,598		29,119		7/25/45	18 bp	1,196

DJ ABX NA HE AAA Index	3,298		29,119		7/25/45	18 bp	897

DJ ABX NA HE AAA Index	224,775		405,000		1/25/38	76 bp	26,325

DJ CDX NA HY Series 10	23,100		220,000		6/20/13	500 bp	1,709

DJ CDX NA HY Series 10	159,375		1,500,000		6/20/13	500 bp	13,530

DJ CDX NA HY Series 10	(1,063)		10,000		6/20/13	(500 bp)	(90)

DJ CDX NA IG Series 10	30,971		1,500,000		6/20/13	155 bp	22,523

DJ CMB NA CMBX AA Index	(91,495)		229,000	(F)	2/17/51	(165 bp)	(28,012)

DJ CMB NA CMBX AA Index	(26,377)		118,000		10/12/52	(25 bp)	(4,449)

DJ CMB NA CMBX AAA Index	1,123,340		6,749,000		12/13/49	8 bp	441,692

DJ CMB NA CMBX AAA Index	1,140,303		7,279,000		2/17/51	35 bp	493,932

DJ CMB NA CMBX AAA Index	(1,903,468)		16,698,000		2/17/51	(35 bp)	(421,669)

DJ CMB NA CMBX AAA Index	(39,896)		508,000		2/17/51	(35 bp)	4,086

DJ CMB NA CMBX AAA Index	(18,944)		254,000		2/17/51	(35 bp)	3,596

Liberty Mutual
Insurance, 7 7/8%,
10/15/26	--		255,000		12/20/13	(210 bp)	(565)

Southwest Airlines,
5 1/4%, 10/1/14	--		5,000		3/20/12	(190 bp)	(98)

Sprint Capital Corp,
8 3/8%, 3/15/12	--		350,000		6/20/12	(59 bp)	35,722

Xerox Corp., 6 7/8%,
8/15/11	--		80,000		6/20/12	(86.5 bp)	3,409

Deutsche Bank AG
Cadbury Schweppes US
Finance, 5 1/8%, 10/1/13	--		30,000		12/20/13	(86 bp)	(331)

CNA Financial Corp.,
5.85%, 12/15/14	--		35,000		9/20/16	(155 bp)	99

DJ ABX NA CMBX AAA Index	19,896		330,000		2/17/51	35 bp	(9,810)

DJ ABX NA HE A Index	368,550		405,000		1/25/38	369 bp	221

DJ ABX NA HE AAA Index	35,811		340,696		7/25/45	18 bp	7,714

DJ CDX NA IG Series 10	85,917		3,790,000		6/20/13	155 bp	64,569

DJ CDX NA IG Series 10	89,912		3,830,000		6/20/13	155 bp	68,340

DJ CDX NA IG Series 10
Index	101		5,000		6/20/13	(155 bp)	129

DJ CDX NA IG Series 9
Index 30-100% tranche	--		4,010,000	(F)	12/20/12	(27.2 bp)	29,931

DJ CDX NA IG Series 9
Index 30-100% tranche	--		270,000	(F)	12/20/12	(65 bp)	(2,099)

DJ iTraxx Europe Series
8 Version 1	(480)	EUR	5,000		12/20/12	(375 bp)	31

Expedia Inc., 7.456%,
8/15/18	--		$9,000		12/20/13	(310 bp)	(9)

France Telecom, 7.25%,
1/28/13	--		250,000		6/20/16	70 bp	(5,769)

General Electric
Capital Corp., 6%,
6/15/12	--		400,000		9/20/13	109 bp	(66,576)

Genworth Financial
Inc., 5 3/4%, 6/15/14	--		25,000		6/20/18	(143 bp)	7,855

Grohe Holding GmBh,
8 5/8%, 10/1/14	--	EUR	5,000		6/20/09	400 bp	(33)

Hanson PLC., 7 7/8%,
9/27/10	--		$5,000		9/20/16	(255 bp)	(184)

iStar Financial, Inc.,
6%, 12/15/10	4,388		65,000		3/20/09	500 bp	(2,485)

MetLife Inc., 5%,
6/15/15	--		125,000		12/20/13	(405 bp)	748

Pacific Gas & Electric,
4.8%, 3/1/14	--		5,000		12/20/13	112 bp	(94)

Packaging Corporation
of America, 5 3/4%,
8/1/13	--		40,000		9/20/13	(129 bp)	(583)

Pitney Bowes, Inc.,
4 5/8%, 10/1/12	--		15,000		3/20/18	(95 bp)	(257)

PPG Industries, Inc.,
7.05%, 8/15/09	--		20,000		3/20/18	(154 bp)	(706)

Prudential Financial
Inc., 4 1/2%, 7/15/13	--		40,000		12/20/13	(388 bp)	(54)

Reynolds American,
Inc., 7 5/8%, 6/1/16	--		85,000		6/20/13	(105 bp)	1,740

Tyco Electronics Group,
6.55%, 10/1/17	--		20,000		12/20/17	(125.5 bp)	(68)

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--		1,087,000		(a)	2.461%	(180,369)

CVS Caremark Corp.,
4 7/8%, 9/15/14	--		5,000		9/20/11	(50 bp)	(14)

DJ ABX HE A Index	135,361		202,000		1/25/38	369 bp	(48,840)

DJ ABX HE AAA Index	47,474		202,000		1/25/38	76 bp	(52,494)

DJ CDX NA CMBX AAA Index	9,144		250,000		3/15/49	7 bp	(9,695)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		1,086,000	(F)	12/20/10	108.65 bp	(50,941)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		4,010,000	(F)	12/20/10	249 bp	(64,214)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		2,290,000	(F)	12/20/10	305 bp	(8,444)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		480,000	(F)	12/20/10	435 bp	11,966

DJ CDX NA HY Series 9
Index 35-100% tranche	--		993,654		12/20/10	153.5 bp	8,340

DJ CDX NA IG Series 10	(23,206)		5,525,000		6/20/13	155 bp	(54,326)

DJ CDX NA IG Series 10	(13,304)		3,729,360		6/20/13	155 bp	(32,594)

DJ CDX NA IG Series 10
Index	(86,864)		11,770,000		6/20/13	155 bp	(153,158)

DJ CDX NA IG Series 10
Index	14,531		757,000		6/20/18	(150 bp)	16,094

DJ CDX NA IG Series 10
Index	(94,261)		7,336,000		6/20/13	155 bp	(135,581)

DJ CDX NA IG Series 10
Index	318,100		13,839,000		6/20/18	(150 bp)	346,678

DJ CDX NA IG Series 10
Index	(226,485)		11,515,000		6/20/13	155 bp	(291,343)

DJ CDX NA IG Series 10
Index	45,333		1,200,000		6/20/18	(150 bp)	47,811

DJ CDX NA IG Series 10
Index	159,764		15,500,000		6/20/18	(150 bp)	191,772

DJ CDX NA IG Series 10
Index 30-100% tranche	--		12,510,000	(F)	6/20/13	(44.25 bp)	13,791

DJ CDX NA IG Series 8
Index	165,243		11,800,000		6/20/18	(150 bp)	189,610

DJ CMB NA CMBX AAA Index	(260,719)		3,532,000		2/17/51	(35 bp)	82,872

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	--		205,000		9/20/17	(67.8 bp)	173,190

Lighthouse
International Co, SA,
8%, 4/30/14	--	EUR	5,000		3/20/13	680 bp	(1,262)

Merrill Lynch & Co.,
5%, 1/15/15	--		$205,000		9/20/17	(59.8 bp)	34,385

Southern California
Edison Co., 7 5/8%,
1/15/10	--		5,000		12/20/13	118 bp	(104)

Wind Acquisition
9 3/4%, 12/1/15	--	EUR	5,000		3/20/13	597 bp	64

JPMorgan Chase Bank, N.A.
AllTel Corp., 7 7/8%,
7/1/32	--		$10,000		9/20/12	(95 bp)	43

Anheuser-Busch Co.,
Inc. 5 5/8%, 10/1/10	--		25,000		3/20/17	(133 bp)	(345)

CenturyTel. Inc., 6%,
4/1/17	--		10,000		6/20/13	(95 bp)	255

Codere Finance
(Luxembourg) S.A.,
8.25%, 6/15/15	--	EUR	5,000		3/20/13	795 bp	(26)

DJ ABX HE AAA Index	68,309		$351,034		5/25/46	11 bp	20,049

DJ CDX NA HY Series 9
Index 25-35% tranche	--		270,000	(F)	12/20/10	388.75 bp	3,982

DJ CDX NA HY Series 9
Index 25-35% tranche	--		1,114,000	(F)	12/20/10	105.5 bp	(53,028)

DJ CDX NA IG Series 10	(185,698)		16,950,000		6/20/18	(150 bp)	(150,696)

DJ CDX NA IG Series 9
Index, 30-100% tranche	--		18,360,000	(F)	12/20/12	(13.55 bp)	238,058

DJ CMB NA CMBX AAA Index	280,374		2,240,000	(F)	12/13/49	8 bp	47,078

DJ CMB NA CMBX AAA Index	77,967		714,000		2/17/51	35 bp	13,982

DJ CMB NA CMBX AAA Index	(20,170)		259,000	(F)	2/17/51	(35 bp)	3,202

DJ iTraxx Europe
Crossover Series 8
Version 1	(2,672)	EUR	20,000		12/20/12	(375 bp)	(631)

Embarq Corp., 7.082%,
6/1/16	--		$50,000		6/20/13	(337 bp)	120

Expedia, Inc., 7.456%,
8/15/18	--		6,000		9/20/13	(300 bp)	19

Freeport-McMoRan Copper
& Gold, Inc., 8 3/8%,
4/1/17	--		15,000		6/20/12	(145 bp)	87

General Growth
Properties, 3.98%,
4/15/27	--		10,000	(F)	6/20/12	750 bp	(1,517)

General Growth
Properties, 3.98%,
4/15/27	--		15,000	(F)	9/20/13	728 bp	(3,342)

General Growth
Properties, 3.98%,
4/15/27	--		5,000	(F)	9/20/13	775 bp	(1,053)

GMAC, LLC, 6 7/8%,
8/28/12	1,725		30,000		3/20/09	500 bp	(7,063)

iStar Financial, Inc.,
6%, 12/15/10	4,550		65,000		3/20/09	500 bp	(2,323)

Lexmark International,
Inc., 5.9%, 6/1/13	--		10,000		6/20/13	(113 bp)	76

Lexmark International,
Inc., 5.9%, 6/1/13	--		250,000		6/20/13	(113 bp)	1,899

Lexmark International,
Inc., 5.9%, 6/1/13	--		15,000		6/20/13	(113 bp)	114

Nextel Communications,
7 3/8%, 8/1/15	--		85,000		9/20/13	(540 bp)	(1,772)

JPMorgan Securities, Inc.
DJ CMB NA CMBX AAA Index	1,162,073		13,524,000	(F)	2/17/51	35 bp	(58,355)

Merrill Lynch Capital Services, Inc.
Pacific Gas & Electric,
4.8%, 3/1/14	--		5,000		12/20/13	113 bp	(92)

Merrill Lynch International
AllTel Corp., 7 7/8%,
7/1/32	--		65,000		9/20/12	(97 bp)	230

AmerisourceBergen
Corp., 5 7/8%, 9/15/15	--		80,000		9/20/12	(65 bp)	(223)

Block Financial LLC.
5 1/8%, 10/30/14	--		25,000	(F)	12/20/14	(69 bp)	973

Computer Sciences Corp,

5%, 2/15/13	--	10,000		3/20/13	(66 bp)	(28)

KinderMorgan, 6 1/2%,
9/1/12	--	77,000		9/20/12	(128 bp)	798

MGM Mirage Inc.,
5 7/8%, 2/27/14	--	15,000		9/20/10	(470 bp)	688

Morgan Stanley Capital Services, Inc.
DJ ABX NA CMBX AAA Index	257,809	3,622,000		3/15/49	7 bp	(19,253)

DJ CDX NA IG Series 10
Index	53,469	2,744,500		6/20/18	(150 bp)	59,136

DJ CDX NA IG Series 10
Index 30-100% tranche	--	5,147,000	(F)	6/20/13	(52 bp)	(12,018)

DJ CDX NA IG Series 10
Index 30-100% tranche	--	5,720,000	(F)	6/20/13	(38.6 bp)	20,641

DJ CMB NA CMBX AA Index	(33,539)	147,000		10/12/52	(25 bp)	(5,875)

DJ CMB NA CMBX AAA Index	(14,967)	166,000		2/17/51	(35 bp)	(24)

DJ CMB NA CMBX AAA Index	128,990	969,000		12/13/49	8 bp	29,757

UBS, AG
Cardinal Health Inc.,
5.85%, 12/15/17	--	40,000		6/20/13	(49 bp)	227

Hanson PLC., 7 7/8%,
9/27/10	--	15,000		9/20/16	(250 bp)	(481)

Starwood Hotels &
Resort, 7 7/8%, 5/1/12	--	85,000		6/20/12	(195 bp)	1,957

Total						$546,484

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

Key to holding's currency abbreviations

EUR   Euro

NOTES

(a) Percentages indicated are based on net assets of $322,089,936

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at September 30, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at September 30, 2008. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at September 30, 2008 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $605,029,330, resulting in gross unrealized appreciation and depreciation of $24,097,376 and $57,295,262, respectively, or net unrealized depreciation of $33,197,886.

(NON) Non-income-producing security.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2008.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at September 30, 2008. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2008, the value of securities loaned amounted to $10,807,876. Certain of these securities were sold prior to period-end. The fund received cash collateral of $11,042,255 which is pooled with collateral of other Putnam funds into 52 issues of short-term investments.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2008.

At September 30, 2008, liquid assets totaling $152,237,461 have been designated as collateral for open forward commitments, swap contracts and options contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at September 30, 2008.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) and are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at September 30, 2008.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.

Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Certain securities may be valued on the basis of a price provided by a single source.

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss.

Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $315,846 for the period ended September 30, 2008. During the period ended September 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $155,357,436 and $164,585,464, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

Market Conditions Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets. The fund’s investments in the financial sector , as reflected in the fund’s schedule of investments, exposes investors to the negative (or positive) performance resulting from these events.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$161,382,868	$(5,869,158)

Level 2	$409,258,381	$(8,259,162)

Level 3	$1,190,195	$-

Total	$571,831,444	$(14,128,320)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of September 30, 2008:

	Investment in Securities	Other Financial Instruments*

Balance as of December 31, 2007	$-	$-

Accrued discounts/premiums	$-	$-

Realized Gain / Loss	$-	$-
Change in net unrealized appreciation (depreciation)	$-	$-

Net Purchases / Sales	$-	$-

Net Transfers in and/or out of Level 3	$1,190,195	$-

Balance as of September 30, 2008	$1,190,195	$-

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/ (depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Global Asset Allocation Fund
The fund's portfolio
9/30/08 (Unaudited)

COMMON STOCKS (58.5%)(a)
	Shares	Value

Basic Materials (4.7%)
Abengoa SA (Spain)	3,554	$72,306
Acciona SA (Spain)	424	64,492
Agnico-Eagle Mines, Ltd. (Canada)	1,300	71,591
Akzo Nobel NV (Netherlands)	733	35,248
Albemarle Corp.	2,087	64,363
Ameron International Corp.	376	26,940
Andersons, Inc. (The) (S)	3,626	127,708
AngloGold Ashanti, Ltd. ADR (South Africa)	2,300	53,130
Antofagasta PLC (United Kingdom)	58,048	418,596
Apex Silver Mines, Ltd. (Cayman Islands) (NON)	1,693	2,912
Aracruz Celulose SA ADR (Brazil)	551	20,227
Arcelor Mittal (Paris Exchange) (Luxembourg)	12,431	622,413
Arcelor Mittal (Amsterdam Exchange) (Luxembourg)	1,826	91,355
Arch Chemicals, Inc.	1,271	44,866
Aurizon Mines, Ltd. (Canada) (NON)	1,800	4,680
Balfour Beatty PLC (United Kingdom)	9,786	52,659
Barrick Gold Corp. (NY Exchange) (Canada)	3,324	122,124
Barrick Gold Corp. (Toronto Exchange) (Canada)	1,256	46,002
BASF SE (Germany)	7,689	368,580
BHP Billiton, Ltd. (Australia)	46,312	1,191,371
Bilfinger Berger AG (Germany)	4,466	233,768
BlueScope Steel, Ltd. (Australia)	48,540	286,489
Boart Longyear Group. (Australia)	214,604	195,827
Broadwind Energy, Inc. (NON) (S)	2,051	18,459
Buckeye Technologies, Inc. (NON)	6,569	53,800
Cameco Corp. (Canada)	1,200	26,772
Canfor Corp. (Canada) (NON)	2,556	19,602
Ceradyne, Inc. (NON)	1,455	53,340
CF Industries Holdings, Inc.	3,964	362,547
China Grand Forestry Green Resources Group, Ltd. (Hong
Kong) (NON)	164,000	8,337
Cia de Minas Buenaventura SA ADR (Peru)	2,514	59,029
Cleveland-Cliffs, Inc.	6,302	333,628
Coeur d'Alene Mines Corp. (NON) (S)	15,300	23,409
Crystallex International Corp. (Canada) (NON)	10,800	8,748
Deltic Timber Corp.	289	18,424
Denison Mines Corp. (Canada) (NON)	2,800	8,263
Dow Chemical Co. (The)	6,805	216,263
Eldorado Gold Corp. (Canada) (NON)	7,717	48,308
Energy Resources of Australia, Ltd. (Australia)	1,033	14,160
Fletcher Building, Ltd. (New Zealand)	31,886	144,138
FMC Corp.	4,129	212,189
Freeport-McMoRan Copper & Gold, Inc. Class B	3,384	192,380
Gammon Gold, Inc. (Canada) (NON)	4,575	33,855
Gold Fields, Ltd. ADR (South Africa)	6,100	58,499
Goldcorp, Inc. (Toronto Exchange) (Canada)	3,245	102,639
Golden Star Resources, Ltd. (NON)	11,200	17,024
Great Basin Gold, Ltd. (Canada) (NON)	2,700	5,670
Grief, Inc. Class A	1,605	105,320
Grupo Empresarial Ence SA (Spain)	2,500	18,432
Grupo Ferrovial SA (Spain)	1,769	82,534
Gunns, Ltd. (Australia)	8,163	7,645
H.B. Fuller Co.	1,981	41,343
Harmony Gold Mining Co., Ltd. ADR (South Africa) (NON)	5,587	54,082
Hecla Mining Co. (NON) (S)	4,200	19,656
Hokuetsu Paper Mills, Ltd. (Japan)	4,000	17,573
Holmen AB Class B (Sweden)	800	26,044
Iamgold Corp. (Canada)	8,000	44,960
Impregilo SpA (Italy) (NON)	11,473	43,868
Innospec, Inc. (United Kingdom)	3,965	47,818
Insituform Technologies, Inc. (NON)	2,117	31,670
International Paper Co.	1,862	48,747
JFE Holdings, Inc. (Japan)	2,400	74,680
Kaiser Aluminum Corp.	1,456	62,535
Kinross Gold Corp. (Canada)	4,600	74,152
Koninklijke DSM NV (Netherlands)	2,935	138,232
Koppers Holdings, Inc.	2,788	104,299
Layne Christensen Co. (NON)	1,442	51,090
Matsushita Electric Works, Ltd. (Japan)	6,000	53,490
MeadWestvaco Corp.	1,324	30,862
Minefinders Corp. (Canada) (NON) (S)	2,021	15,259
Monsanto Co.	6,025	596,355
Mosaic Co. (The)	2,667	181,409
Mueller Water Products, Inc. Class A (S)	6,006	53,934
New Gold, Inc. (Canada) (NON)	3,060	14,207
Newmont Mining Corp.	2,400	93,024
Northgate Minerals Corp. (Canada) (NON)	11,800	15,576
Northwest Pipe Co. (NON)	660	28,789
Nucor Corp.	270	10,665
Oilsands Quest, Inc. (Canada) (NON) (S)	3,790	11,332
OJI Paper Co., Ltd. (Japan)	7,000	34,918
Olympic Steel, Inc.	2,735	80,655
OM Group, Inc. (NON) (S)	3,728	83,880
Packaging Corp. of America	4,229	98,028

Paladin Energy, Ltd. (Australia) (NON)	4,849	15,371
PAN American Silver Corp. (Canada) (NON)	1,657	36,835
Perini Corp. (NON)	2,123	54,752
Plum Creek Timber Company, Inc. (R)	873	43,528
Portucel Empresa Produtora de Pasta e Papel SA
(Portugal)	8,930	23,591
Potash Corp. of Saskatchewan (Canada)	1,148	151,547
Potlatch Corp. (R)	518	24,030
PV Crystalox Solar PLC (United Kingdom)	6,951	19,068
Rangold Resources, Ltd. ADR (Jersey)	1,328	54,488
Rayonier, Inc.	7,325	346,839
Rio Tinto, Ltd. (Australia)	1,326	91,376
Royal Gold, Inc.	1,400	50,344
Salzgitter AG (Germany)	389	39,304
Sappi, Ltd. ADR (South Africa)	2,222	22,220
Schnitzer Steel Industries, Inc. Class A	1,448	56,820
Seabridge Gold, Inc. (Canada) (NON) (S)	1,100	18,700
Silgan Holdings, Inc.	1,856	94,823
Silver Standard Resources, Inc. (Canada) (NON)	1,800	29,754
Silver Wheaton Corp. (Canada) (NON)	4,300	35,045
Sino-Forest Corp. (Canada) (NON)	1,546	19,485
Skanska AB Class B (Sweden)	12,200	139,609
Smurfit-Stone Container Corp. (NON)	5,310	24,957
Sonoco Products Co.	922	27,365
Southern Copper Corp. (S)	18,711	357,006
Steel Dynamics, Inc.	3,119	53,304
Stora Enso OYJ Class R (Finland)	3,333	32,877
Sumitomo Forestry Co., Ltd. (Japan)	2,600	15,196
Svenska Cellulosa AB Class B (Sweden)	2,400	25,444
Teck Cominco, Ltd. Class B (Canada)	2,161	61,377
Terra Industries, Inc.	10,124	297,646
Timberwest Forest Corp. (Unit) (Canada)	1,536	17,612
Uex Corp. (Canada) (NON)	4,000	5,677
Umicore NV/SA (Belgium)	18,608	577,789
UPM-Kymmene OYJ (Finland)	2,011	31,635
Uranium One, Inc. (Canada) (NON)	5,500	11,889
Vallourec SA (France)	216	46,989
voestalpine AG (Austria)	17,471	546,607
Votorantim Celulose e Papel SA ADR (Brazil)	1,323	20,387
Wausau Paper Corp.	1,840	18,639
West Fraser Timber Co., Ltd. (Canada)	540	17,707
Weyerhaeuser Co.	882	53,432
Xstrata PLC (London Exchange) (Switzerland)	2,015	62,386
Yamana Gold, Inc. (Canada)	5,900	49,147
		12,476,790

Capital Goods (4.3%)
ABB, Ltd. (Switzerland) (NON)	2,821	54,139
Acuity Brands, Inc.	1,979	82,643
Aecom Technology Corp. (NON)	2,027	49,540
AGCO Corp. (NON)	4,826	205,636
Alstom (France)	1,612	121,587
American Ecology Corp.	2,638	72,993
American Science & Engineering, Inc.	1,123	67,077
Andritz AG (Austria)	5,140	220,922
Applied Industrial Technologies, Inc.	4,943	133,115
Autoliv, Inc. (Sweden)	4,836	163,215
BAE Systems PLC (United Kingdom)	22,913	168,193
Bio-Treat Technology, Ltd. (China)	39,000	3,090
Boeing Co. (The)	15,130	867,706
Bucyrus International, Inc. Class A	385	17,202
Calgon Carbon Corp. (NON)	1,495	30,438
Canon, Inc. (Japan)	9,400	351,554
Capstone Turbine Corp. (NON) (S)	18,904	24,386
Caterpillar, Inc.	5,704	339,958
Charter PLC (United Kingdom)	16,143	180,476
China High Speed Transmission Equipment Group Co.,
Ltd. (China)	16,000	29,255
CLARCOR, Inc.	900	34,155
Clean Harbors, Inc. (NON)	1,867	126,116
Columbus McKinnon Corp. (NON)	3,389	79,879
Conergy AG (Germany) (NON)	842	7,209
Cookson Group PLC (United Kingdom)	10,753	90,703
Cummins, Inc.	4,346	190,007
Curtiss-Wright Corp.	1,371	62,312
Daikin Industries, Ltd. (Japan)	1,000	33,957
Daito Trust Construction Co., Ltd. (Japan)	1,000	37,403
Dana Holding Corp. (NON)	972	4,704
Deere (John) & Co.	7,434	367,983
Doosan Heavy Industries and Construction Co., Ltd.
(South Korea)	860	64,180
Ebara Corp. (Japan)	19,000	50,182
EMCOR Group, Inc. (NON)	3,234	85,119
Emerson Electric Co.	13,789	562,453
Energy Recovery, Inc. (NON) (S)	2,800	26,852
EnergySolutions, Inc.	570	5,700
Epure International, Ltd. (China)	23,000	5,623
Esterline Technologies Corp. (NON)	1,039	41,134
European Aeronautic Defense and Space Co.
(Netherlands) (S)	2,481	42,937
Flowserve Corp.	1,984	176,120
Foster Wheeler, Ltd. (NON)	4,200	151,662

Franklin Electric Co., Inc.	1,110	49,451
Fuel Systems Solutions, Inc. (NON)	1,940	66,833
Fuel Tech, Inc. (NON) (S)	3,369	60,945
Gardner Denver, Inc. (NON)	2,798	97,147
GKN PLC (United Kingdom)	13,155	46,275
Glory, Ltd. (Japan)	10,400	237,635
GLV, Inc. Class A (Canada) (NON)	700	4,704
Gorman-Rupp Co. (The) (S)	950	35,834
GrafTech International, Ltd. (NON)	3,127	47,249
GUD Holdings, Ltd. (Australia)	2,190	10,330
Heico Corp.	1,147	37,645
Herman Miller, Inc.	2,950	72,187
Hyflux, Ltd. (Singapore)	11,000	18,526
II-VI, Inc. (NON)	1,286	49,717
Illinois Tool Works, Inc.	4,968	220,828
IMI PLC (United Kingdom)	9,854	66,373
Insteel Industries, Inc.	3,138	42,645
ITT Corp.	948	52,718
Joy Global, Inc.	3,507	158,306
Knoll, Inc.	4,740	71,669
Kurita Water Industries, Ltd. (Japan)	1,300	30,412
Lindsay Corp.	525	38,194
Lockheed Martin Corp.	1,352	148,274
MAN AG (Germany)	208	13,975
Manitowoc Co., Inc. (The)	6,077	94,497
Matthews International Corp.	1,072	54,393
McDermott International, Inc. (NON)	2,867	73,252
Met-Pro Corp.	529	7,718
Mitsubishi Electric Corp. (Japan)	28,000	188,733
Molex, Inc.	2,630	59,044
Moog, Inc. (NON)	3,515	150,723
Nalco Holding Co.	2,204	40,862
Northrop Grumman Corp.	1,792	108,488
NSK, Ltd. (Japan)	7,000	40,570
Orbital Sciences Corp. (NON)	2,712	65,007
Organo Corp. (Japan)	2,000	13,676
Parker-Hannifin Corp.	1,433	75,949
Pentair, Inc.	1,916	66,236
Prysmian SpA (Italy)	42,578	822,283
Raser Technologies, Inc. (NON)	2,600	22,100
Raytheon Co.	13,877	742,558
Rieter Holding AG (Switzerland)	292	88,746
Roper Industries, Inc.	1,116	63,567
Safran SA (France)	2,509	43,639
Spirax-Sarco Engineering PLC (United Kingdom)	2,279	36,806
Steelcase, Inc.	15,668	168,431
Sunpower Corp. Class A (NON)	486	34,472
Tanfield Group PLC (United Kingdom) (NON)	26,614	4,220
Teledyne Technologies, Inc. (NON)	2,204	125,981
Tetra Tech, Inc. (NON)	3,362	80,890
Tomkins PLC (United Kingdom)	17,571	48,661
United Technologies Corp.	5,552	333,453
USEC, Inc. (NON) (S)	2,900	15,689
Valmont Industries, Inc.	531	43,908
Volvo AB Class A (Sweden)	14,000	119,528
Wabtec Corp.	3,173	162,553
WESCO International, Inc. (NON)	4,847	155,976
		11,259,996

Communication Services (2.7%)
Adelphia Recovery Trust (Ser. ACC-1) (NON)	53,418	2,137
AT&T, Inc. (SEG)	37,978	1,060,346
Atlantic Tele-Network, Inc.	2,163	60,564
Belgacom SA (Belgium)	1,766	66,884
Centennial Communications Corp. (NON)	7,834	48,884
Comcast Corp. Class A	11,192	219,699
DirecTV Group, Inc. (The) (NON)	17,189	449,836
DISH Network Corp. Class A (NON)	5,283	110,943
Embarq Corp.	2,596	105,268
France Telecom SA (France)	32,298	904,665
InterDigital, Inc. (NON)	2,204	53,006
j2 Global Communications, Inc. (NON)	3,014	70,377
KDDI Corp. (Japan)	184	1,030,929
Koninklijke (Royal) KPN NV (Netherlands)	3,794	54,696
Liberty Global, Inc. Class A (NON)	11,102	336,391
Nice Systems, Ltd. ADR (Israel) (NON)	2,374	64,668
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	104	463,386
Novatel Wireless, Inc. (NON)	3,738	22,652
NTELOS Holdings Corp.	2,279	61,282
Premiere Global Services, Inc. (NON)	5,957	83,755
Rogers Communications Class B (Canada)	4,330	140,481
StarHub, Ltd. (Singapore)	31,000	55,623
Syniverse Holdings, Inc. (NON)	3,510	58,301
Telefonica SA (Spain)	14,308	342,111
Telekom Austria AG (Austria)	1,704	30,036
Telephone and Data Systems, Inc.	1,613	57,665
Time Warner Cable, Inc. Class A	10	242
Verizon Communications, Inc.	33,996	1,090,932
Vodafone Group PLC (United Kingdom)	52,825	116,724
		7,162,483

Conglomerates (1.6%)

3M Co.	8,376	572,165
Ansell, Ltd. (Australia)	12,693	130,166
Bouygues SA (France)	10,858	495,244
Danaher Corp.	870	60,378
General Electric Co.	30,390	774,945
Honeywell International, Inc.	12,949	538,031
Investor AB Class B (Sweden)	32,600	609,894
Itochu Corp. (Japan)	42,000	253,968
Silex Systems, Ltd. (Australia) (NON)	2,292	6,542
Vivendi SA (France)	18,164	568,528
Walter Industries, Inc.	2,368	112,362
		4,122,223

Consumer Cyclicals (4.9%)
Adidas-Salomon AG (Germany)	440	23,636
Aeropostale, Inc. (NON)	2,493	80,050
Aisin Seiki Co., Ltd. (Japan)	6,800	166,075
Amazon.com, Inc. (NON)	328	23,865
AnnTaylor Stores Corp. (NON)	3,540	73,066
Astral Media, Inc. (Canada)	1,200	36,011
Bayerische Motoren Werke (BMW) AG (Germany)	1,330	51,887
Buckle, Inc. (The)	3,265	181,338
Cash America International, Inc.	1,659	59,790
Charlotte Russe Holding, Inc. (NON)	4,605	47,201
Chemed Corp.	1,210	49,683
Coach, Inc. (NON)	15,933	398,962
Compass Group PLC (United Kingdom)	4,944	30,789
Consolidated Graphics, Inc. (NON)	1,700	51,561
CTC Media, Inc. (Russia) (NON)	5,731	85,965
Daily Mail and General Trust Class A (United Kingdom)	9,516	55,072
DaimlerChrysler AG (Germany)	1,679	84,875
Davis Service Group PLC (United Kingdom)	9,318	44,711
De La Rue PLC (United Kingdom)	3,652	59,486
Deckers Outdoor Corp. (NON)	857	89,197
Deluxe Corp.	3,290	47,343
Dolby Laboratories, Inc. Class A (NON)	4,388	154,414
Dollar Tree, Inc. (NON)	10,207	371,127
Dongfeng Motor Group Co., Ltd. (China)	82,000	30,310
Dreamworks Animation SKG, Inc. Class A (NON)	1,745	54,880
Dress Barn, Inc. (NON)	4,210	64,371
Exide Technologies (NON)	7,484	55,232
Expedia, Inc. (NON) (S)	8,953	135,280
Experian Group, Ltd. (Ireland)	8,530	56,572
EZCORP, Inc. Class A (NON)	9,736	183,037
FamilyMart Co., Ltd. (Japan)	1,300	54,981
Fiat SpA (Italy)	48,672	648,640
Focus Media Holding, Ltd. ADR (China) (NON)	800	22,808
G-III Apparel Group, Ltd. (NON)	3,330	62,304
GameStop Corp. (NON)	7,463	255,309
Geberit International AG (Switzerland)	824	101,519
Genesco, Inc. (NON)	2,502	83,767
Gildan Activewear, Inc. (Canada) (NON)	2,800	62,237
Guangdong Investment, Ltd. (Hong Kong)	62,000	14,452
Gymboree Corp. (The) (NON)	2,433	86,372
Hasbro, Inc.	6,089	211,410
Healthcare Services Group, Inc.	2,142	39,177
Hillenbrand, Inc.	3,054	61,569
Home Retail Group (United Kingdom)	8,495	36,164
Hooker Furniture Corp.	1,803	32,003
ICF International, Inc. (NON)	2,446	48,309
J Crew Group, Inc. (NON) (S)	1,665	47,569
Jakks Pacific, Inc. (NON)	4,103	102,206
JC Decaux SA (France)	1,392	30,821
Jos. A. Bank Clothiers, Inc. (NON) (S)	2,095	70,392
Kuoni Reisen Holding AG (Switzerland)	177	68,282
Landauer, Inc.	1,942	141,281
Lennox International, Inc.	2,217	73,760
LVMH Moet Hennessy Louis Vuitton SA (France)	619	54,668
Manpower, Inc.	1,882	81,227
Marvel Entertainment, Inc. (NON)	2,798	95,524
Matsushita Electric Industrial Co., Ltd. (Japan)	71,000	1,232,617
Mattel, Inc.	18,264	329,483
Mediaset SpA (Italy)	6,715	42,550
Morningstar, Inc. (NON)	2,314	128,358
National CineMedia, Inc.	5,500	60,775
NBTY, Inc. (NON)	7,142	210,832
Net 1 UEPS Technologies, Inc. (South Africa) (NON)	4,138	92,402
Next PLC (United Kingdom)	12,014	220,353
Nintendo Co., Ltd. (Japan)	200	83,284
Nissha Printing Co., Ltd. (Japan)	1,600	77,670
Onward Kashiyama Co., Ltd. (Japan)	6,000	62,413
Perry Ellis International, Inc. (NON)	2,650	39,512
Phillips-Van Heusen Corp.	4,836	183,333
Praktiker Bau- und Heimwerkermaerkte AG (Germany)	2,605	24,199
PRG-Schultz International, Inc. (NON)	2,377	21,298
Priceline.com, Inc. (NON)	2,892	197,900
RadioShack Corp.	7,253	125,332
Reed Elsevier PLC (United Kingdom)	3,143	31,163
Renault SA (France)	1,107	71,547
Rent-A-Center, Inc. (NON)	3,208	71,474
S.A. D'Ieteren NV (Belgium)	223	50,356
Sony Corp. (Japan)	6,100	188,709

Standard Parking Corp. (NON)	3,316	73,682
Stantec, Inc. (Canada) (NON)	2,448	58,623
Steinway Musical Instruments, Inc. (NON)	1,670	47,294
Steven Madden, Ltd. (NON)	5,022	124,445
Swire Pacific, Ltd. (Hong Kong)	78,000	687,530
Tempur-Pedic International, Inc. (S)	9,874	116,118
Tenneco Automotive, Inc. (NON)	3,812	40,522
Thomas Cook Group PLC (United Kingdom)	105,127	415,409
TJX Cos., Inc. (The)	4,746	144,848
Toro Co. (The)	1,742	71,945
Town Sports International Holdings, Inc. (NON)	5,666	34,563
Toyota Industries Corp. (Japan)	1,600	40,453
Toyota Motor Corp. (Japan)	900	38,224
True Religion Apparel, Inc. (NON) (S)	642	16,596
TUI Travel PLC (United Kingdom)	21,083	80,976
Urban Outfitters, Inc. (NON) (S)	8,700	277,269
Valeo SA (France)	6,639	202,227
Volkswagen AG (preference) (Germany)	180	22,445
Volkswagon AG (Germany)	261	102,700
Wal-Mart Stores, Inc.	8,148	487,984
Walt Disney Co. (The)	10,912	334,889
Warnaco Group, Inc. (The) (NON)	4,279	193,796
Watson Wyatt Worldwide, Inc. Class A	2,321	115,423
Wiley (John) & Sons, Inc. Class A	3,762	152,173
William Hill PLC (United Kingdom)	12,481	52,661
Wolverine World Wide, Inc.	4,737	125,341
		13,036,233

Consumer Staples (6.0%)
AFC Enterprises (NON)	5,910	42,907
Alberto-Culver Co.	3,352	91,308
Altria Group, Inc. (SEG)	11,858	235,263
Aryzta AG (Switzerland) (NON)	3,170	128,346
Axfood AB (Sweden)	1,800	48,900
Bare Escentuals, Inc. (NON)	2,454	26,675
Barry Callebaut AG (Switzerland) (NON)	63	37,884
BAT Industries PLC (United Kingdom)	3,175	103,764
Benesse Corp. (Japan)	1,300	53,080
BJ's Wholesale Club, Inc. (NON)	5,999	233,121
Boston Beer Co., Inc. Class A (NON)	1,053	50,007
Brinker International, Inc.	6,805	121,741
Britvic PLC (United Kingdom)	6,838	24,947
Bunge, Ltd. (S)	3,497	220,940
Cal-Maine Foods, Inc. (S)	1,704	46,758
Campbell Soup Co.	2,598	100,283
Central European Distribution Corp. (NON)	642	29,153
Chattem, Inc. (NON) (S)	1,267	99,054
Coca-Cola Co. (The)	3,493	184,710
Colgate-Palmolive Co.	7,522	566,783
Colruyt SA (Belgium) (S)	2,731	681,851
Corn Products International, Inc.	4,008	129,378
Cosan, Ltd. Class A (Brazil) (NON)	10,467	83,527
Dean Foods Co. (NON)	7,925	185,128
Denny's Corp. (NON)	18,464	47,637
DeVry, Inc.	1,075	53,256
Domino's Pizza, Inc. (NON)	3,148	38,217
Einstein Noah Restaurant Group, Inc. (NON)	3,590	36,187
Energizer Holdings, Inc. (NON)	1,077	86,752
Estee Lauder Cos., Inc. (The) Class A	7,701	384,357
Fresh Del Monte Produce, Inc. (Cayman Islands) (NON)	2,896	64,291
Groupe Danone (France)	610	43,234
Heineken NV (Netherlands)	4,189	168,843
Herbalife, Ltd. (Cayman Islands)	7,062	279,090
InBev NV (Belgium)	14,924	881,164
Inchcape PLC (United Kingdom)	54,339	183,992
ITT Educational Services, Inc. (NON)	3,893	314,983
Jack in the Box, Inc. (NON)	3,211	67,752
Jardine Cycle & Carriage, Ltd. (Singapore)	9,000	99,275
KAO Corp. (Japan)	10,000	267,983
Kerry Group PLC Class A (Ireland)	18,292	536,065
Koninklijke Ahold NV (Netherlands)	9,352	107,930
Kroger Co.	15,490	425,665
Marubeni Corp. (Japan)	33,000	149,133
McDonald's Corp.	6,984	430,913
Medion AG (Germany)	1,617	18,279
Mitsubishi Corp. (Japan)	15,600	324,739
MWI Veterinary Supply, Inc. (NON)	1,979	77,755
Nash Finch Co.	4,086	176,188
Nestle SA (Switzerland)	5,428	234,856
Netflix, Inc. (NON) (S)	2,137	65,991
New Oriental Education & Technology Group ADR (China)
(NON)	866	55,632
Nutreco Holding NV (Netherlands)	679	31,895
Orbitz Worldwide, Inc. (NON)	8,082	47,441
Orkla ASA (Norway)	6,750	62,089
Pepsi Bottling Group, Inc. (The)	9,491	276,852
PepsiCo, Inc.	12,706	905,557
Philip Morris International, Inc. (SEG)	13,923	669,696
Prestige Brands Holdings, Inc. (NON)	6,395	56,788
Procter & Gamble Co. (The)	8,305	578,775
Reckitt Benckiser PLC (United Kingdom)	7,072	342,481
Reynolds American, Inc.	1,279	62,185

Robert Half International, Inc.	6,447	159,563
Ruby Tuesday, Inc. (NON)	9,604	55,607
Safeway, Inc.	21,411	507,869
Snow Brand Milk Products Co., Ltd. (Japan) (S)	24,000	76,865
Sodexho Alliance SA (France)	507	30,049
Spartan Stores, Inc.	3,737	92,977
Suedzucker AG (Germany)	10,484	153,381
SunOpta, Inc. (Canada) (NON)	4,300	26,488
Swedish Match AB (Sweden)	3,800	66,251
Time Warner, Inc. (S)	44,486	583,211
Toyo Suisan Kaisha, Ltd. (Japan)	27,000	684,678
Wolseley PLC (United Kingdom)	21,424	163,193
Woolworths, Ltd. (Australia)	33,665	728,881
Yum! Brands, Inc.	10,978	357,993
		15,866,432

Energy (6.2%)
Alliance Resource Partners, LP	1,495	47,122
Alpha Natural Resources, Inc. (NON)	3,327	171,108
Arch Coal, Inc.	496	16,313
Areva SA (France)	19	14,733
Aventine Renewable Energy Holdings, Inc. (NON)	5,563	17,579
Ballard Power Systems, Inc. (Canada) (NON)	6,076	21,631
Basic Energy Services, Inc. (NON) (SEG)	6,043	128,716
BG Group PLC (United Kingdom)	4,755	86,173
BP PLC (United Kingdom)	75,747	630,702
Bronco Energy, Ltd. (Canada) (NON)	1,386	8,988
Canadian Oil Sands Trust (Unit) (Canada)	1,065	38,796
Canadian Solar, Inc. (China) (NON)	734	14,335
Centennial Coal Co., Ltd. (Australia)	12,444	37,311
Chevron Corp.	21,778	1,796,249
China Coal Energy Co. (China)	31,000	32,236
China Petroleum & Chemical Corp. (China)	62,000	49,213
China Shenhua Energy Co., Ltd. (China)	20,000	48,197
China Sunergy Co., Ltd. ADR (China) (NON)	1,280	9,075
Complete Production Services, Inc. (NON)	2,846	57,290
Comstock Resources, Inc. (NON)	2,263	113,263
Connacher Oil and Gas, Ltd. (Canada) (NON)	4,421	11,426
ConocoPhillips	12,198	893,504
CONSOL Energy, Inc.	396	18,172
Core Laboratories NV (Netherlands) (S)	1,345	136,275
Covanta Holding Corp. (NON)	1,700	40,698
Devon Energy Corp.	986	89,923
Dresser-Rand Group, Inc. (NON)	11,012	346,548
EDP Renovaveis SA (Spain) (NON)	3,107	24,702
Energy XXI Bermuda, Ltd. (Bermuda) (NON)	16,629	50,552
ENI SpA (Italy)	24,185	641,934
ENSCO International, Inc.	4,388	252,880
Evergreen Energy, Inc. (NON) (S)	10,300	9,682
Evergreen Solar, Inc. (NON) (S)	2,697	14,887
Exxon Mobil Corp. (SEG)	37,459	2,909,066
Felix Resources, Ltd. (Australia)	1,160	15,974
First Solar, Inc. (NON)	936	176,820
Foundation Coal Holdings, Inc.	293	10,425
FuelCell Energy, Inc. (NON) (S)	5,748	34,660
Gamesa Corp Tecnologica SA (Spain)	1,060	36,421
GT Solar International, Inc. (NON)	1,164	12,629
Gushan Environmental Energy, Ltd. ADR (China)	6,000	30,660
Halliburton Co.	1,434	46,447
Headwaters, Inc. (NON)	5,247	70,047
Hercules Offshore, Inc. (NON)	3,637	55,137
Hess Corp.	1,600	131,328
Hidili Industry International Development, Ltd. (China)	11,000	5,274
Holly Corp.	3,314	95,841
Iberdrola Renovables SA (Spain) (NON)	7,013	30,530
Inpex Holdings, Inc. (Japan)	9	77,976
International Coal Group, Inc. (NON) (S)	7,813	48,753
ION Geophysical Corp. (NON) (S)	9,843	139,672
JA Solar Holdings Co., Ltd. ADR (China) (NON)	5,092	53,873
James River Coal Co. (NON)	318	6,993
LDK Solar Co., Ltd. ADR (China) (NON)	846	25,397
Lufkin Industries, Inc.	994	78,874
Lukoil (Russia)	1,500	90,097
MacArthur Coal, Ltd. (Australia)	1,098	9,454
Marathon Oil Corp.	23,206	925,223
Mariner Energy, Inc. (NON)	4,465	91,533
Massey Energy Co.	2,960	105,583
McMoRan Exploration Co. (NON)	2,686	63,497
Nexen, Inc. (Canada)	2,085	48,402
Noble Corp.	3,224	141,534
Occidental Petroleum Corp.	6,268	441,581
Oil States International, Inc. (NON)	1,526	53,944
OPTI Canada, Inc. (Canada) (NON)	1,529	15,879
Patriot Coal Corp. (NON)	340	9,877
Patterson-UTI Energy, Inc.	5,470	109,509
Peabody Energy Corp.	547	24,615
Petroleo Brasileiro SA ADR (Brazil)	888	39,028
Petroleum Geo-Services ASA (Norway) (NON)	3,100	41,181
Q-Cells AG (Germany) (NON)	354	29,748
Queensland Gas Co., Ltd. (Australia) (NON)	3,789	12,470
Renewable Energy Corp. AS (Norway) (NON)	1,314	24,498
Repsol YPF SA (Spain)	4,232	125,048

Riversdale Mining, Ltd. (Australia) (NON)	2,321	15,562
Royal Dutch Shell PLC Class A (Netherlands)	7,289	210,597
Royal Dutch Shell PLC Class B (Netherlands)	28,579	810,931
Sasol, Ltd. ADR (South Africa)	1,053	44,742
Seadrill, Ltd. (Bermuda)	2,122	43,650
Solar Millennium AG (Germany) (NON)	442	13,559
Solarfun Power Holdings Co., Ltd. ADR (China) (NON) (S)	1,380	14,531
Solaria Energia y Medio Ambiente SA (Spain) (NON)	1,655	9,276
Solon AG Fuer Solartechnik (Germany) (NON)	290	12,366
StatoilHydro ASA (Norway)	37,567	896,304
Stone Energy Corp. (NON)	2,188	92,618
Suncor Energy, Inc. (Canada)	1,158	48,798
Sunoco, Inc.	7,119	253,294
Suntech Power Holdings Co., Ltd. ADR (China) (NON)	928	33,287
Swift Energy Co. (NON)	1,742	67,398
Theolia SA (France) (NON)	1,894	20,136
Tidewater, Inc. (S)	12,087	669,136
Total SA (France)	4,093	246,987
Trico Marine Services, Inc. (NON) (S)	2,374	40,548
Trina Solar, Ltd. ADR (China) (NON)	594	13,632
UK Coal PLC (United Kingdom) (NON)	1,978	12,175
Unit Corp. (NON)	3,844	191,508
UTS Energy Corp. (Canada) (NON)	5,393	6,437
Vaalco Energy, Inc. (NON)	7,398	50,602
Valero Energy Corp.	6,300	190,890
VeraSun Energy Corp. (NON) (S)	4,830	15,118
Vestas Wind Systems A/S (Denmark) (NON)	1,228	106,951
Yanzhou Coal Mining Co., Ltd. (China)	20,000	20,897
Yingli Green Energy Holding Co., Ltd. ADR (China) (NON)	1,805	19,891
		16,537,532

Financial (10.3%)
3i Group PLC (United Kingdom)	49,771	628,364
ACE, Ltd. (Switzerland)	2,583	139,818
Advanta Corp. Class B	7,900	65,017
Agree Realty Corp. (R)	1,854	53,024
Allianz SE (Germany)	1,370	188,460
Allied Irish Banks PLC (Ireland)	16,597	142,859
Allied World Assurance Company Holdings, Ltd. (Bermuda)	1,205	42,802
Allstate Corp. (The) (SEG)	3,594	165,755
Alpha Bank AE (Greece)	1,713	37,672
American Financial Group, Inc.	11,192	330,164
Ameriprise Financial, Inc.	9,200	351,440
Amerisafe, Inc. (NON)	4,149	75,512
Annaly Capital Management, Inc. (R)	27,000	363,150
Arbor Realty Trust, Inc (R)	3,275	32,750
Arch Capital Group, Ltd. (Bermuda) (NON)	4,657	340,101
Aspen Insurance Holdings, Ltd. (Bermuda)	2,898	79,695
Assured Guaranty, Ltd. (Bermuda)	2,788	45,333
Asta Funding, Inc.	5,422	38,008
AXA SA (France)	5,851	191,854
Banco Latinoamericano de Exportaciones SA Class E
(Panama)	4,536	65,409
Banco Santander Central Hispano SA (Spain)	13,063	197,784
Bank of America Corp. (SEG)	28,931	1,012,585
Bank of the Ozarks, Inc. (S)	2,079	56,133
Barclays PLC (United Kingdom)	157,572	957,402
Barclays PLC ADR (United Kingdom)	12,100	298,870
BNP Paribas SA (France)	11,526	1,108,269
Boston Properties, Inc. (R)	270	25,288
Cathay General Bancorp (S)	2,038	48,504
CB Richard Ellis Group, Inc. Class A (NON)	16,742	223,841
CBL & Associates Properties (R)	1,575	31,626
Center Financial Corp.	5,169	66,008
Chubb Corp. (The)	9,938	545,596
Citigroup, Inc. (SEG)	17,502	358,966
City Bank	2,570	40,092
City Holding Co.	1,535	64,854
Colonial Properties Trust (R)	3,515	65,695
Commerzbank AG (Germany)	2,891	43,179
Corporacion Mapfre SA (Spain)	74,677	326,726
Credit Saison Co., Ltd. (Japan)	1,900	30,919
Credit Suisse Group (Switzerland)	1,428	68,013
DBS Group Holdings, Ltd. (Singapore)	90,000	1,064,480
Deutsche Bank AG (Germany)	777	55,293
Diamond Lease Co., Ltd. (Japan)	7,730	255,588
Discover Financial Services	8,193	113,227
DnB Holdings ASA (Norway)	10,056	77,734
eHealth, Inc. (NON)	1,627	26,032
Entertainment Properties Trust (R)	1,590	87,005
Fairfax Financial Holdings, Ltd. (Canada)	348	111,576
FBL Financial Group, Inc. Class A	2,481	69,195
First Bancorp Puerto Rico (Puerto Rico)	6,140	67,908
Goldman Sachs Group, Inc. (The)	6,964	891,392
Gramercy Capital Corp. (R)	7,290	18,881
Great Eagle Holdings, Ltd. (Hong Kong) (R)	17,000	37,402
Green Bankshares, Inc.	3,418	80,357
Greenhill & Co., Inc.	1,203	88,721
Guoco Group, Ltd. (Hong Kong)	6,000	50,650
HBOS PLC (United Kingdom)	22,271	50,583
Home Properties of NY, Inc. (R)	1,311	75,972
HSBC Holdings PLC (London Exchange) (United Kingdom)	10,898	176,526

IG Group Holdings PLC (United Kingdom)	15,837	90,287
Immofinanz Immobilien Anlagen AG (Austria) (S)	54,047	190,077
Industrial & Commercial Bank of China (China)	73,000	43,484
ING Canada, Inc. (Canada)	2,664	90,035
ING Groep NV (Netherlands)	17,180	373,799
Inland Real Estate Corp. (R)	3,454	54,193
Integra Bank Corp.	4,151	33,125
Interactive Brokers Group, Inc. Class A (NON)	2,370	52,543
Interactive Data Corp.	1,882	47,464
International Bancshares Corp.	3,034	81,918
Invesco, Ltd.	8,843	185,526
Investment Technology Group, Inc. (NON)	6,760	205,707
Janus Capital Group, Inc.	13,400	325,352
Jones Lang LaSalle, Inc.	8,238	358,188
JPMorgan Chase & Co.	19,840	926,528
KBC Groupe SA (Belgium)	9,729	846,235
Knight Capital Group, Inc. Class A (NON)	3,812	56,646
Lexington Corporate Properties Trust (R)	5,050	86,961
Link REIT (The) (Hong Kong) (R)	32,000	66,211
Lloyds TSB Group PLC (United Kingdom)	9,679	40,270
Lloyds TSB Group PLC ADR (United Kingdom)	6,400	107,072
Loews Corp.	2,274	89,800
LTC Properties, Inc. (R)	4,554	133,523
Macquarie Bank, Ltd. (Australia) (S)	1,350	42,201
Mastercard, Inc. Class A	1,503	266,527
Meadowbrook Insurance Group, Inc.	8,718	61,549
Mitsubishi Estate Co., Ltd. (Japan)	2,000	39,316
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	151	22,801
Nasdaq OMX Group, Inc. (The) (NON)	8,200	250,674
National Bank of Greece SA (Greece)	5,070	208,456
National Health Investors, Inc. (R)	2,487	85,006
Nationale A Portefeuille (Belgium)	3,165	209,645
Nationwide Health Properties, Inc. (R)	2,239	80,559
Navigators Group, Inc. (NON)	1,955	113,390
Nordea AB (Sweden)	79,400	953,359
Northern Trust Corp.	1,143	82,525
NorthStar Realty Finance Corp. (R)	7,871	61,000
Old Mutual PLC (United Kingdom)	166,763	233,205
Old Second Bancorp, Inc. (S)	2,900	53,708
Omega Healthcare Investors, Inc. (R)	4,222	83,005
optionsXpress Holdings, Inc.	2,031	39,442
ORIX Corp. (Japan)	2,580	319,162
Pacific Capital Bancorp.	2,072	42,165
Pico Holdings, Inc. (NON)	1,068	38,352
Platinum Underwriters Holdings, Ltd. (Bermuda)	1,916	67,980
Portfolio Recovery Associates, Inc. (NON)	1,281	62,295
Prudential PLC (United Kingdom)	4,901	45,121
PS Business Parks, Inc. (R)	2,718	156,557
Ramco-Gershenson Properties (R)	2,529	56,700
Royal Bank of Scotland Group PLC (United Kingdom)	63,737	211,173
S&T Bancorp, Inc.	2,165	79,737
Safety Insurance Group, Inc.	885	33,568
Sai-Soc Assicuratrice Industriale SpA (SAI) (Italy)	8,177	194,019
Sandy Spring Bancorp, Inc.	3,054	67,493
SeaBright Insurance Holdings, Inc. (NON)	4,968	64,584
Selective Insurance Group	1,478	33,876
Senior Housing Properties Trust (R)	2,614	62,292
Shinhan Financial Group Co., Ltd. (South Korea)	1,410	50,843
Sony Financial Holdings, Inc. (Japan)	25	98,715
Southwest Bancorp, Inc.	2,487	43,945
Standard Chartered PLC (United Kingdom)	6,347	154,201
Standard Pacific Corp. (NON)	14,627	71,819
State Street Corp.	7,100	403,848
Sterling Financial Corp.	3,310	47,995
Stifel Financial Corp. (NON)	909	45,359
Suffolk Bancorp (S)	1,925	75,864
Sumitomo Mitsui Financial Group, Inc. (Japan)	6	37,602
SWS Group, Inc.	4,594	92,615
Toronto-Dominion Bank (Canada)	800	48,180
TradeStation Group, Inc. (NON)	6,800	63,580
Travelers Cos., Inc. (The)	4,120	186,224
U.S. Bancorp	28,209	1,016,088
UCBH Holdings, Inc. (S)	17,701	113,463
Unibail-Rodamco (France) (R)	219	44,624
Unibanco-Uniao de Bancos Brasileiros SA ADR (Brazil)	701	70,745
UniCredito Italiano SpA (Italy)	26,259	100,566
Universal Health Realty Income Trust (R)	1,907	74,182
Uranium Participation Corp. (Canada) (NON)	1,800	10,455
Urstadt Biddle Properties, Inc. Class A (R)	4,141	77,644
Validus Holdings, Ltd. (Bermuda)	2,345	54,521
Virginia Commerce Bancorp. (NON)	5,252	32,825
W.R. Berkley Corp.	19,358	455,881
Waddell & Reed Financial, Inc. Class A	6,129	151,693
Wells Fargo & Co.	23,691	889,123
Westpac Banking Corp. (Australia)	23,296	412,853
World Acceptance Corp. (NON)	2,443	87,948
Zurich Financial Services AG (Switzerland)	3,438	953,330
		27,219,176

Health Care (6.5%)
Aetna, Inc. (SEG)	5,440	196,438
Albany Molecular Research, Inc. (NON)	2,361	42,710

Alfresa Holdings Corp. (Japan)	1,000	48,591
Alkermes, Inc. (NON)	5,235	69,626
Alliance Imaging, Inc. (NON)	9,061	93,056
Alnylam Pharmaceuticals, Inc. (NON)	2,667	77,210
Amedisys, Inc. (NON) (S)	2,347	114,228
American Oriental Bioengineering, Inc. (China) (NON)	12,484	81,021
AMERIGROUP Corp. (NON)	2,665	67,265
Amgen, Inc. (NON)	10,349	613,385
AMN Healthcare Services, Inc. (NON)	6,138	107,845
Applied Biosystems, Inc.	808	27,674
Astellas Pharma, Inc. (Japan)	7,600	319,432
AstraZeneca PLC (London Exchange) (United Kingdom)	31,781	1,391,095
Baxter International, Inc.	3,595	235,940
Becton, Dickinson and Co.	6,081	488,061
Bio-Rad Laboratories, Inc. Class A (NON)	671	66,510
Bristol-Myers Squibb Co.	10,552	220,009
Centene Corp. (NON)	3,530	72,400
Cephalon, Inc. (NON)	5,300	410,697
China Medical Technologies, Inc. ADR (China)	4,493	146,382
Cie Generale D'Optique Essilor International SA
(France)	694	34,711
CIGNA Corp.	8,062	273,947
CSL, Ltd. 144A (Australia)	1,100	33,177
Cubist Pharmaceuticals, Inc. (NON)	2,189	48,661
Cutera, Inc. (NON)	4,836	51,310
CV Therapeutics, Inc. (NON)	5,700	61,560
Eclipsys Corp. (NON)	3,141	65,804
Eli Lilly & Co.	7,342	323,268
Emergent Biosolutions, Inc. (NON)	4,596	60,162
Enzon Pharmaceuticals, Inc. (NON) (S)	5,757	42,487
eResearch Technology, Inc. (NON)	7,332	87,324
Forest Laboratories, Inc. (NON)	7,611	215,239
Fresenius Medical Care AG & Co. (Germany)	943	48,562
Fresenius Medical Care AG & Co. 144A (Germany) (NON)	840	43,258
Gen-Probe, Inc. (NON)	3,907	207,266
Genoptix, Inc. (NON)	2,261	73,867
GlaxoSmithKline PLC (United Kingdom)	22,362	483,212
Haemonetics Corp. (NON)	1,190	73,447
Healthsouth Corp. (NON)	4,295	79,157
Hisamitsu Pharmaceutical Co., Inc. (Japan)	1,800	78,164
Intuitive Surgical, Inc. (NON)	1,501	361,711
Invitrogen Corp. (NON)	881	33,302
Johnson & Johnson (SEG)	15,978	1,106,956
Kinetic Concepts, Inc. (NON)	1,494	42,713
King Pharmaceuticals, Inc. (NON)	11,216	107,449
Life Sciences Research, Inc. (NON)	1,873	65,555
Luminex Corp. (NON)	4,546	113,695
Magellan Health Services, Inc. (NON)	2,035	83,557
Martek Biosciences Corp. (NON)	8,546	268,515
Matrixx Initiatives, Inc. (NON)	110	1,979
Medicines Co. (NON)	3,461	80,364
Medtronic, Inc.	5,129	256,963
Mentor Corp.	2,894	69,051
Merck & Co., Inc.	33,349	1,052,494
Merit Medical Systems, Inc. (NON)	6,804	127,711
Millipore Corp. (NON)	600	41,280
Mylan Laboratories, Inc. (NON) (S)	16,153	184,467
Myriad Genetics, Inc. (NON)	1,641	106,468
Novartis AG (Switzerland)	11,703	612,348
Novo Nordisk A/S Class B (Denmark)	1,250	64,051
Obagi Medical Products, Inc. (NON)	6,235	62,225
Ono Pharmaceutical Co., Ltd. (Japan)	2,100	97,238
Onyx Pharmaceuticals, Inc. (NON)	1,294	46,817
OSI Pharmaceuticals, Inc. (NON)	1,508	74,329
Owens & Minor, Inc.	1,427	69,210
Pall Corp.	1,009	34,700
PetMed Express, Inc. (NON)	4,980	78,186
Pfizer, Inc.	34,186	630,390
Questcor Pharmaceuticals, Inc. (NON) (S)	10,304	75,734
Quidel Corp. (NON)	4,246	69,677
Roche Holding AG (Switzerland)	1,501	234,070
RTI Biologics, Inc. (NON)	9,510	88,919
Sanofi-Aventis (France)	584	38,395
Santarus, Inc. (NON)	15,063	30,578
Schering-Plough Corp.	9,424	174,061
Smith & Nephew PLC (United Kingdom)	3,801	40,072
Steris Corp.	3,119	117,212
Suzuken Co., Ltd. (Japan)	12,400	376,680
Taisho Pharmaceutical Co., Ltd. (Japan)	10,000	197,805
Takeda Pharmaceutical Co., Ltd. (Japan)	3,900	196,480
Techne Corp. (NON)	1,611	116,185
Terumo Corp. (Japan)	2,900	149,397
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	1,300	59,527
Toho Pharmaceutical Co., Ltd. (Japan)	2,400	33,805
UCB SA (Belgium)	1,089	38,722
United Therapeutics Corp. (NON)	1,168	122,839
Valeant Pharmaceuticals International (NON) (S)	5,480	112,176
Varian Medical Systems, Inc. (NON)	7,094	405,280
Viropharma, Inc. (NON)	3,842	50,407
Vivus, Inc. (NON)	4,412	35,031
Waters Corp. (NON)	6,268	364,672
WellPoint, Inc. (NON)	7,018	328,232
Wyeth	17,011	628,386

Zoll Medical Corp. (NON)	1,596	52,221
		17,284,445

Metals (--%)
Anglo American PLC (United Kingdom)	2,498	83,528

Technology (7.6%)
3PAR, Inc. (NON)	2,732	17,621
Accenture, Ltd. Class A (Bermuda)	1,728	65,664
Acer, Inc. (Taiwan)	21,405	36,562
Acxiom Corp.	5,585	70,036
Adobe Systems, Inc. (NON)	1,724	68,046
Advanced Battery Technologies, Inc. (NON) (S)	4,000	12,920
Advanced Energy Industries, Inc. (NON)	6,844	93,626
Advent Software, Inc. (NON)	3,589	126,440
Akamai Technologies, Inc. (NON)	6,285	109,610
ALPS Electric Co., Ltd. (Japan)	13,600	106,810
Anixter International, Inc. (NON)	2,263	134,671
ANSYS, Inc. (NON) (S)	4,883	184,919
Apple Computer, Inc. (NON)	8,127	923,715
Applied Materials, Inc.	9,850	149,031
ARRIS Group, Inc. (NON)	17,430	134,734
Atheros Communications (NON)	2,035	47,985
Aveva Group PLC (United Kingdom)	1,700	34,804
Avnet, Inc. (NON)	4,836	119,111
Avocent Corp. (NON) (S)	5,751	117,665
Badger Meter, Inc.	744	34,931
Baidu.com ADR (China) (NON)	861	213,726
Blackbaud, Inc.	2,409	44,446
Blackboard, Inc. (NON) (S)	1,611	64,907
BMC Software, Inc. (NON) (SEG)	17,775	508,898
Brocade Communications Systems, Inc. (NON)	18,802	109,428
BYD Co., Ltd. (China)	16,500	27,442
Capcom Co., Ltd. (Japan)	2,300	65,329
Celestica, Inc. (Canada) (NON)	5,900	36,930
China BAK Battery, Inc. (China) (NON) (S)	4,400	15,840
Cisco Systems, Inc. (NON) (SEG)	66,545	1,501,255
Citrix Systems, Inc. (NON)	2,476	62,544
CommScope, Inc. (NON)	2,954	102,327
Compal Electronics, Inc. (Taiwan)	52,260	37,778
Compuware Corp. (NON)	16,921	163,964
Comtech Telecommunications Corp. (NON)	1,787	87,992
Concur Technologies, Inc. (NON)	1,653	63,244
CSG Systems International, Inc. (NON)	3,395	59,514
Cybersource Corp. (NON)	4,700	75,717
Data Domain, Inc. (NON) (S)	3,432	76,431
Dell, Inc. (NON)	5,161	85,053
Digital River, Inc. (NON)	1,525	49,410
eBay, Inc. (NON)	7,101	158,920
EMC Corp. (NON)	41,283	493,745
Emulex Corp. (NON)	3,230	34,464
Energy Conversion Devices, Inc. (NON)	458	26,679
EnerSys (NON)	1,726	34,019
F5 Networks, Inc. (NON)	4,883	114,165
Factset Research Systems, Inc.	1,497	78,218
FEI Co. (NON)	9,199	219,028
Fujitsu, Ltd. (Japan)	145,000	810,292
Gemalto NV (France) (NON)	3,122	112,941
Google, Inc. Class A (NON)	684	273,956
Greatbatch, Inc. (NON)	2,357	57,841
Greatek Electronics, Inc. (Taiwan)	120	95
GS Yuasa Corp. (Japan) (S)	11,000	39,044
Hewlett-Packard Co.	24,442	1,130,198
Hitachi, Ltd. (Japan)	76,000	522,812
IBM Corp.	10,475	1,225,156
IHS, Inc. Class A (NON)	2,419	115,241
Informatica Corp. (NON)	4,076	52,947
Integral Systems, Inc. (NON)	3,707	76,994
Integrated Device Technology, Inc. (NON)	5,960	46,369
Intel Corp. (SEG)	53,880	1,009,172
Itron, Inc. (NON)	628	55,597
IXYS Corp.	4,425	40,223
JDA Software Group, Inc. (NON)	5,167	78,590
Juniper Networks, Inc. (NON) (S)	2,883	60,745
LG Electronics, Inc. (South Korea)	670	62,445
LTX-Credence Corp. (NON)	16,934	29,465
MEMC Electronic Materials, Inc. (NON)	8,393	237,186
Micrel, Inc.	8,565	77,685
Microsoft Corp.	76,348	2,037,728
MicroStrategy, Inc. (NON)	1,200	71,436
National Instruments Corp.	3,098	93,095
National Semiconductor Corp.	16,652	286,581
NetApp, Inc. (NON)	13,755	250,754
Netscout Systems, Inc. (NON)	5,210	55,434
NetSuite, Inc. (NON)	1,647	29,679
Nokia OYJ (Finland)	15,141	282,329
NTT Data Corp. (Japan)	74	289,564
NVIDIA Corp. (NON)	5,194	55,628
Oce NV (Netherlands)	13,693	98,095
Olympus Corp. (Japan)	12,000	350,963
Omniture, Inc. (NON)	4,226	77,589
Oracle Corp. (NON)	14,056	285,477

Parametric Technology Corp. (NON)	9,478	174,395
Plantronics, Inc.	2,370	53,372
Progress Software Corp. (NON)	1,912	49,693
Qualcomm, Inc.	2,050	88,089
Renesola, Ltd. ADR (China) (NON)	1,200	12,588
Roth & Rau AG (Germany) (NON)	344	12,061
Saft Groupe SA (France) (NON)	679	27,001
SAIC, Inc. (NON)	5,015	101,453
Salesforce.com, Inc. (NON)	1,746	84,506
Sanmina Corp. (NON)	46,373	64,922
SAP AG (Germany)	2,723	146,251
Seiko Epson Corp. (Japan)	3,500	80,760
Silicon Image, Inc. (NON)	10,657	56,908
Sohu.com, Inc. (China) (NON)	2,875	160,281
Solarworld AG (Germany)	596	25,148
SonicWall, Inc. (NON) (S)	16,409	85,983
SPSS, Inc. (NON)	2,035	59,748
Sybase, Inc. (NON) (S)	5,357	164,031
Sykes Enterprises, Inc. (NON)	3,362	73,830
Symantec Corp. (NON)	11,882	232,650
Take-Two Interactive Software, Inc. (NON)	5,510	90,364
TeleCommunication Systems, Inc. Class A (NON)	4,283	29,596
Temenos Group AG (Switzerland) (NON)	1,200	22,458
Texas Instruments, Inc.	2,508	53,922
TTM Technologies, Inc. (NON)	11,475	113,832
Ultralife Batteries, Inc. (NON)	2,046	15,857
United Online, Inc.	6,622	62,313
Valence Technology, Inc. (NON) (S)	5,600	19,320
Veeco Instruments, Inc. (NON)	10,555	156,320
VMware, Inc. Class A (NON) (S)	1,389	37,003
Watts Water Technologies, Inc. Class A	2,409	65,886
Wincor Nixdorf AG (Germany)	619	36,596
Xilinx, Inc.	2,955	69,295
Yahoo!, Inc. (NON)	7,400	128,020
		20,234,112

Transportation (0.8%)
British Airways PLC (United Kingdom)	171,804	517,787
Central Japan Railway Co. (Japan)	66	623,110
ComfortDelgro Corp., Ltd. (Singapore)	73,000	76,342
East Japan Railway Co. (Japan)	4	29,828
Kirby Corp. (NON)	2,900	110,026
Knightsbridge Tankers, Ltd. (Bermuda)	2,412	63,846
National Express Group PLC (United Kingdom)	5,936	85,872
Neptune Orient Lines, Ltd. (Singapore)	77,000	98,406
Overseas Shipholding Group	1,111	64,782
Pacer International, Inc.	4,059	66,852
Qantas Airways, Ltd. (Australia)	14,283	36,230
Ryder System, Inc.	5,000	310,000
Singapore Airlines, Ltd. (Singapore)	12,000	120,084
		2,203,165

Utilities & Power (2.9%)
A2A SpA (Italy)	123,472	311,563
AES Corp. (The) (NON) (S)	15,900	185,871
Alliant Energy Corp.	6,179	199,026
American States Water Co.	990	38,115
Aqua America, Inc. (S)	3,405	60,541
Babcock & Brown Wind Partners (Australia)	20,804	17,584
BKW FMB Energie AG (Switzerland)	374	38,424
British Energy Group PLC (United Kingdom)	2,469	33,459
California Water Service Group	1,033	39,771
Cia de Saneamento Basico do Estado de Sao Paulo ADR
(Brazil)	1,048	29,711
Cleco Corp.	2,393	60,423
Consolidated Water Co., Inc. (Cayman Islands)	992	16,884
DPL, Inc. (S)	7,741	191,977
EDF Energies Nouvelles SA (France)	1,267	63,275
E.On AG (Germany)	5,581	282,700
Edison International	17,687	705,711
Electricite de France (France)	2,262	163,937
Enel SpA (Italy)	45,115	376,164
Energen Corp.	11,908	539,194
Energias de Portugal (EDP) SA (Portugal)	25,296	106,487
Entergy Corp.	411	36,583
Exelon Corp.	738	46,214
Fersa Energias Renovables SA (Spain)	2,289	10,054
FirstEnergy Corp.	5,540	371,125
FPL Group, Inc.	1,145	57,594
Gaz de France SA (France)	4,713	246,663
Hokkaido Electric Power Co., Inc. (Japan)	1,100	22,974
Hokuriku Electric Power Co. (Japan)	1,000	24,045
Huaneng Power International, Inc. (China)	56,000	37,491
International Power PLC (United Kingdom)	14,495	93,487
Kansai Electric Power, Inc. (Japan)	1,600	35,521
Kyushu Electric Power Co., Inc. (Japan)	1,500	31,410
Mirant Corp. (NON)	986	18,034
National Grid PLC (United Kingdom)	6,820	86,664
NICOR, Inc.	1,379	61,159
Northwestern Corp.	2,435	61,192
OGE Energy Corp.	2,419	74,699
Ormat Technologies, Inc.	1,531	55,621

PG&E Corp.	18,385	688,518
Portland General Electric Co.	2,482	58,724
Public Power Corp. SA (Greece)	22,900	355,821
Public Service Enterprise Group, Inc.	1,254	41,119
Questar Corp.	9,491	388,372
Scottish and Southern Energy PLC (United Kingdom)	3,534	89,856
Severn Trent PLC (United Kingdom)	2,776	67,043
Shikoku Electric Power Co., Inc. (Japan)	900	22,688
SJW Corp.	1,133	33,956
Southwest Water Co.	1,181	15,058
Terna SPA (Italy)	64,320	235,716
Toho Gas Co., Ltd. (Japan)	57,000	313,157
Tokyo Electric Power Co. (Japan)	11,200	276,110
Tokyo Gas Co., Ltd. (Japan)	21,000	86,867
TransAlta Corp. (Canada)	503	13,520
Vector, Ltd. (New Zealand)	28,334	40,032
Veolia Environnement (France)	2,110	87,031
		7,644,935

Total common stocks (cost $173,199,549)		$155,131,050

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (41.3%)(a)
	Principal
	amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.9%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, TBA, October 1, 2038	$4,000,000	$4,090,625
5 1/2s, TBA, October 1, 2038	1,000,000	999,531
		5,090,156

U.S. Government Agency Mortgage Obligations (39.4%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6s, with due dates from July 1, 2021 to
September 1, 2021	352,888	359,505
5 1/2s, November 1, 2036	68,327	67,977
5 1/2s, with due dates from October 1, 2019 to
April 1, 2020	396,994	400,610
Federal National Mortgage Association Pass-Through
Certificates
7s, with due dates from February 1, 2024 to
October 1, 2028	128,824	136,530
6 1/2s, November 1, 2037	514,643	528,213
6 1/2s, TBA, October 1, 2038	2,000,000	2,049,688
6s, July 1, 2021	37,315	38,079
6s, TBA, October 1, 2038	4,000,000	4,048,125
5 1/2s, TBA, November 1, 2038	21,000,000	20,878,595
5 1/2s, TBA, October 1, 2038	48,000,000	47,805,000
5 1/2s, TBA, October 1, 2023	1,000,000	1,006,797
5s, January 1, 2021	36,707	36,614
5s, TBA, October 1, 2038	21,000,000	20,438,905
5s, TBA, November 1, 2035	6,000,000	5,830,781
4 1/2s, with due dates from September 1, 2035 to
October 1, 2035	848,129	801,979
		104,427,398

Total U.S. government and agency mortgage obligations (cost $109,093,922)		$109,517,554

U.S. TREASURY OBLIGATIONS (--%)(a) (cost $20,071)
	Principal
	amount	Value

U.S. Treasury Notes 4 1/4s, November 15, 2013	$20,000	$21,255

COLLATERALIZED MORTGAGE OBLIGATIONS (16.4%)(a)
	Principal
	amount	Value

Adjustable Rate Mortgage Trust FRB Ser. 04-5,
Class 3A1, 4.945s, 2035	$212,670	$168,009
Asset Backed Funding Certificates 144A FRB Ser.
06-OPT3, Class B, 5.707s, 2036	25,000	860
Asset Securitization Corp.
Ser. 96-MD6, Class A7, 8.631s, 2029	42,632	42,876
Ser. 96-D3, Class A1C, 7.4s, 2026	39,204	39,502
Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.838s, 2049	98,000	91,843
Ser. 07-2, Class A2, 5.634s, 2049	71,000	66,612
Ser. 06-4, Class A4, 5.634s, 2046	150,000	140,011
Ser. 06-4, Class A2, 5.522s, 2046	471,000	453,202
Ser. 04-3, Class A5, 5.493s, 2039	190,000	176,700
Ser. 05-6, Class A2, 5.165s, 2047	36,000	35,108
Ser. 07-5, Class XW, Interest Only (IO), 0.607s, 2051	2,883,203	66,332
Ser. 07-1, Class XW, IO, 0.465s, 2049	1,680,168	26,085
Ser. 06-1, Class XC, IO, 0.075s, 2045	2,613,303	14,197
Banc of America Commercial Mortgage, Inc. 144A
Ser. 02-PB2, Class XC, IO, 0.294s, 2035	815,849	14,441
Ser. 04-4, Class XC, IO, 0.189s, 2042	1,937,765	25,929
Ser. 04-5, Class XC, IO, 0.17s, 2041	3,100,288	33,115
Ser. 06-4, Class XC, IO, 0.108s, 2046	3,009,968	30,712
Ser. 05-4, Class XC, IO, 0.092s, 2045	3,773,973	22,030
Ser. 06-5, Class XC, IO, 0.09s, 2016	5,933,090	66,974

Banc of America Funding Corp. FRB Ser. 06-D,
Class 6A1, 5.992s, 2036	311,090	208,430
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 4.488s, 2022	95,000	77,929
FRB Ser. 05-MIB1, Class J, 3.538s, 2022	102,000	85,343
Banc of America Mortgage Securities
FRB Ser. 03-F, Class 2A1, 4.671s, 2033	26,815	24,670
Ser. 05-E, Class 2, IO, 0.3s, 2035	1,361,228	4,626
Ser. 04-D, Class 2A, IO, 0.23s, 2034	487,266	457
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033	97,813	97,950
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1, 3.507s, 2035	49,295	42,517
Ser. 04-2, IO, 2.22s, 2034	236,365	8,698
Ser. 06-2A, IO, 1.798s, 2036	124,526	8,978
Ser. 05-3A, IO, 1.6s, 2035	360,763	22,439
Ser. 05-1A, IO, 1.6s, 2035	220,791	10,554
Ser. 04-3, IO, 1.6s, 2035	148,672	5,471
Ser. 07-2A, IO, 1.3s, 2037	882,826	87,841
Ser. 07-1, Class S, IO, 1.211s, 2037	1,447,431	132,006
Ser. 06-4A, IO, 1.14s, 2036	104,571	10,405
Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036	446,503	281,297
Ser. 04-9, Class 1A1, 5.9s, 2034	6,936	5,499
FRB Ser. 06-6, Class 2A1, 5.899s, 2036	222,600	137,096
FRB Ser. 05-7, Class 23A1, 5.649s, 2035	205,976	148,299
Bear Stearns Commercial Mortgage Securities, Inc.
Ser. 07-PW17, Class A3, 5.736s, 2050	1,167,000	1,106,351
Ser. 04-PR3I, Class X1, IO, 0.383s, 2041	659,655	10,071
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO, 0.883s, 2038	1,563,968	56,428
Ser. 06-PW14, Class X1, IO, 0.088s, 2038	1,682,901	23,375
Ser. 07-PW15, Class X1, IO, 0.077s, 2044	4,907,623	45,788
Ser. 05-PW10, Class X1, IO, 0.072s, 2040	5,881,248	19,055
Ser. 07-PW18, Class X1, IO, 0.062s, 2050	711,266	5,948
Ser. 07-PW16, Class X, IO, 0.032s, 2040	14,354,180	11,196
Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	24,106	25,004
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	222,000	222,268
Ser. 98-1, Class G, 6.56s, 2030	56,000	50,566
Ser. 98-1, Class H, 6.34s, 2030	85,000	64,669
Citigroup Commercial Mortgage Trust
Ser. 08-C7, Class A3, 6.299s, 2014	465,000	430,869
Ser. 08-C7, Class A2A, 6.034s, 2049	255,000	245,310
Citigroup Commercial Mortgage Trust 144A
Ser. 05-C3, Class XC, IO, 0.138s, 2043	5,264,204	46,062
Ser. 06-C5, Class XC, IO, 0.085s, 2049	5,900,151	69,603
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A, 6.202s, 2036	298,277	206,268
FRB Ser. 06-AR7, Class 2A2A, 5.654s, 2036	307,185	193,527
IFB Ser. 07-6, Class 2A5, IO, 3.443s, 2037	306,140	21,143
Citigroup/Deutsche Bank Commercial Mortgage Trust Ser.
06-CD3, Class A4, 5.658s, 2048	62,000	58,703
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.56s, 2049	1,713,902	34,278
Ser. 06-CD2, Class X, IO, 0.128s, 2046	3,698,708	14,607
Ser. 07-CD4, Class XC, IO, 0.057s, 2049	5,732,295	45,007
CNL Funding Ser. 99-1, Class A2, 7.645s, 2014	97,859	102,876
Commercial Mortgage Acceptance Corp. Ser. 97-ML1, IO,
1.217s, 2017	400,092	14,238
Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	98,000	99,239
Ser. 98-C2, Class F, 5.44s, 2030	435,000	396,063
Commercial Mortgage Loan Trust Ser. 08-LS1, Class A4B,
6.22s, 2017	126,000	114,647
Commercial Mortgage Pass-Through Certificates 144A
Ser. 06-CN2A, Class H, 5.756s, 2019	45,000	36,631
Ser. 06-CN2A, Class J, 5.756s, 2019	36,000	28,433
FRB Ser. 01-J2A, Class A2F, 2.988s, 2034	74,000	65,120
Ser. 05-LP5, Class XC, IO, 0.108s, 2043	2,758,906	21,888
Ser. 05-C6, Class XC, IO, 0.088s, 2044	5,618,713	31,630
Ser. 06-C8, Class XS, IO, 0.078s, 2046	5,377,732	56,192
Countrywide Alternative Loan Trust
Ser. 06-45T1, Class 2A2, 6s, 2037	290,480	177,048
Ser. 06-J8, Class A4, 6s, 2037	235,968	120,226
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047	129,887	106,365
IFB Ser. 04-2CB, Class 1A5, IO, 4.393s, 2034	6,565	343
Ser. 05-24, Class 1AX, IO, 1.222s, 2035	717,351	16,897
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1, 5.714s, 2035	563,791	400,292
Ser. 05-9, Class 1X, IO, 3.126s, 2035	356,613	8,247
Ser. 05-2, Class 2X, IO, 1.16s, 2035	378,366	8,203
Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 3.523s, 2035	437,371	25,149
IFB Ser. 05-R2, Class 1AS, IO, 3.168s, 2035	254,997	13,069
Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 6.004s, 2039	349,000	329,859
Ser. 06-C5, Class AX, IO, 0.109s, 2039	3,421,756	44,562
Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.279s, 2049	8,027,499	61,956
Ser. 06-C4, Class AX, IO, 0.104s, 2039	4,629,548	57,708
Ser. 07-C1, Class AX, IO, 0.083s, 2040	6,214,915	50,608

Ser. 06-C3, Class AX, IO, 0.031s, 2038	9,900,446	990
Crown Castle Towers, LLC 144A Ser. 05-1A, Class D,
5.612s, 2035	133,000	126,882
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	59,000	60,155
Ser. 04-C2, Class A2, 5.416s, 2036	210,000	197,211
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 04-TF2A, Class J, 3.438s, 2016	50,000	45,000
FRB Ser. 05-TF2A, Class J, 3.388s, 2020	31,319	28,500
FRB Ser. 04-TF2A, Class H, 3.188s, 2019	50,000	46,500
Ser. 01-CK1, Class AY, IO, 0.9s, 2035	2,870,934	40,767
Ser. 03-C3, Class AX, IO, 0.576s, 2038	3,225,485	121,056
Ser. 02-CP3, Class AX, IO, 0.497s, 2035	794,312	27,984
Ser. 04-C4, Class AX, IO, 0.27s, 2039	759,520	15,011
Ser. 05-C2, Class AX, IO, 0.163s, 2037	3,742,827	46,770
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.776s, 2031	379,582	9,400
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	102,693	104,564
Ser. 99-CG2, Class B3, 6.1s, 2032	100,000	99,447
Ser. 99-CG2, Class B4, 6.1s, 2032	130,000	123,764
Fannie Mae
IFB Ser. 07-75, Class JS, 26.705s, 2037	167,190	215,228
IFB Ser. 07-75, Class CS, 23.052s, 2037	91,435	114,985
IFB Ser. 06-76, Class QB, 20.359s, 2036	85,200	103,427
IFB Ser. 06-48, Class TQ, 20.359s, 2036	120,632	142,942
IFB Ser. 06-63, Class SP, 20.059s, 2036	92,786	110,941
IFB Ser. 07-W7, Class 1A4, 19.939s, 2037	98,104	95,161
IFB Ser. 07-81, Class SC, 18.559s, 2037	108,617	119,531
IFB Ser. 07-1, Class NK, 18.112s, 2037	260,389	305,729
IFB Ser. 06-104, Class GS, 17.994s, 2036	79,124	92,644
IFB Ser. 06-104, Class ES, 17.416s, 2036	98,639	115,288
IFB Ser. 05-37, Class SU, 16.372s, 2035	111,535	126,711
IFB Ser. 06-49, Class SE, 16.172s, 2036	134,745	149,962
IFB Ser. 06-60, Class AK, 15.972s, 2036	84,049	93,695
IFB Ser. 06-104, Class CS, 15.269s, 2036	115,948	128,162
IFB Ser. 07-30, Class FS, 14.974s, 2037	264,840	281,668
IFB Ser. 07-96, Class AS, 14.116s, 2037	154,682	158,386
IFB Ser. 05-25, Class PS, 14.05s, 2035	74,069	78,977
IFB Ser. 06-115, Class ES, 13.732s, 2036	108,771	115,639
IFB Ser. 06-8, Class PK, 13.572s, 2036	123,235	131,390
IFB Ser. 05-57, Class CD, 13.099s, 2035	66,591	70,498
IFB Ser. 05-74, Class CP, 12.991s, 2035	68,086	71,878
IFB Ser. 05-115, Class NQ, 12.912s, 2036	62,698	62,620
IFB Ser. 06-27, Class SP, 12.808s, 2036	95,578	103,692
IFB Ser. 06-8, Class HP, 12.808s, 2036	101,929	110,177
IFB Ser. 06-8, Class WK, 12.808s, 2036	172,451	184,411
IFB Ser. 05-106, Class US, 12.808s, 2035	146,864	160,690
IFB Ser. 05-99, Class SA, 12.808s, 2035	71,868	76,674
IFB Ser. 05-45, Class DA, 12.661s, 2035	163,340	169,364
IFB Ser. 05-74, Class DM, 12 5/8s, 2035	142,784	153,103
IFB Ser. 05-45, Class DC, 12.551s, 2035	68,058	72,802
IFB Ser. 05-57, Class DC, 11.353s, 2034	83,243	87,692
IFB Ser. 05-74, Class SK, 11.311s, 2035	113,703	115,042
IFB Ser. 05-74, Class CS, 11.201s, 2035	69,447	73,157
IFB Ser. 05-45, Class PC, 10.629s, 2034	61,051	62,381
FRB Ser. 03-W6, Class PT1, 9.998s, 2042	24,575	28,311
Ser. 02-T12, Class A4, 9 1/2s, 2042	8,508	9,271
Ser. 02-T4, Class A4, 9 1/2s, 2041	30,723	33,428
Ser. 02-T6, Class A3, 9 1/2s, 2041	16,579	18,269
Ser. 04-T3, Class PT1, 9.055s, 2044	42,219	45,843
IFB Ser. 05-72, Class SB, 8.858s, 2035	114,388	109,931
Ser. 02-26, Class A2, 7 1/2s, 2048	58,158	61,048
Ser. 04-W2, Class 5A, 7 1/2s, 2044	5,823	6,278
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	2,641	2,819
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	34,167	35,865
Ser. 03-W1, Class 2A, 7 1/2s, 2042	148,684	154,443
Ser. 02-T12, Class A3, 7 1/2s, 2042	20,405	21,642
Ser. 02-14, Class A2, 7 1/2s, 2042	114,340	120,823
Ser. 01-T10, Class A2, 7 1/2s, 2041	12,226	12,664
Ser. 02-T4, Class A3, 7 1/2s, 2041	77,650	82,726
Ser. 01-T12, Class A2, 7 1/2s, 2041	26,519	28,032
Ser. 01-T3, Class A1, 7 1/2s, 2040	6,614	6,961
Ser. 01-T1, Class A1, 7 1/2s, 2040	19,272	20,372
Ser. 99-T2, Class A1, 7 1/2s, 2039	3,749	3,979
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	34,420	36,130
Ser. 02-T1, Class A3, 7 1/2s, 2031	39,290	41,718
Ser. 01-T5, Class A3, 7 1/2s, 2030	8,844	9,250
Ser. 01-T4, Class A1, 7 1/2s, 2028	9,857	10,494
Ser. 02-26, Class A1, 7s, 2048	48,995	51,829
Ser. 04-T3, Class 1A3, 7s, 2044	44,899	47,800
Ser. 04-W2, Class 2A2, 7s, 2044	3,497	3,738
Ser. 03-W3, Class 1A2, 7s, 2042	44,340	46,593
Ser. 02-T16, Class A2, 7s, 2042	46,104	48,835
Ser. 02-14, Class A1, 7s, 2042	16,073	16,996
Ser. 02-T4, Class A2, 7s, 2041	13,273	14,005
Ser. 01-W3, Class A, 7s, 2041	15,418	16,141
Ser. 05-W4, Class 1A3, 7s, 2035	25,789	27,842
Ser. 04-W1, Class 2A2, 7s, 2033	207,187	219,588
Ser. 386, Class 14, IO, 6 1/2s, 2038	82,534	14,340
Ser. 381, Class 14, IO, 6 1/2s, 2037	104,392	19,052
Ser. 371, Class 2, IO, 6 1/2s, 2036	119,401	26,418
Ser. 08-76, Class JI, IO, 6s, 2038	99,307	19,117

Ser. 383, Class 41, IO, 6s, 2038	85,441	15,807
Ser. 383, Class 28, IO, 6s, 2038	87,600	16,863
Ser. 383, Class 29, IO, 6s, 2038	961,468	185,083
Ser. 363, Class 2, IO, 5 1/2s, 2035	213,266	50,160
IFB Ser. 07-W6, Class 6A2, IO, 4.593s, 2037	113,623	9,516
IFB Ser. 06-90, Class SE, IO, 4.593s, 2036	91,754	11,066
IFB Ser. 04-51, Class XP, IO, 4.493s, 2034	41,237	4,217
IFB Ser. 03-66, Class SA, IO, 4.443s, 2033	120,451	12,331
IFB Ser. 07-W6, Class 5A2, IO, 4.083s, 2037	168,186	12,404
IFB Ser. 07-W4, Class 4A2, IO, 4.073s, 2037	680,035	50,153
IFB Ser. 07-W2, Class 3A2, IO, 4.073s, 2037	213,971	16,182
IFB Ser. 06-115, Class BI, IO, 4.053s, 2036	176,419	12,175
IFB Ser. 05-113, Class DI, IO, 4.023s, 2036	361,248	31,504
IFB Ser. 05-52, Class DC, IO, 3.993s, 2035	105,006	10,826
IFB Ser. 06-60, Class SI, IO, 3.943s, 2036	208,903	19,324
IFB Ser. 06-60, Class UI, IO, 3.943s, 2036	84,728	7,206
IFB Ser. 04-24, Class CS, IO, 3.943s, 2034	169,576	15,083
IFB Ser. 07-W7, Class 3A2, IO, 3.923s, 2037	265,571	23,861
IFB Ser. 03-122, Class SA, IO, 3.893s, 2028	213,027	15,319
IFB Ser. 03-122, Class SJ, IO, 3.893s, 2028	220,553	15,931
IFB Ser. 06-60, Class DI, IO, 3.863s, 2035	82,900	5,803
IFB Ser. 04-60, Class SW, IO, 3.843s, 2034	312,218	27,319
IFB Ser. 05-65, Class KI, IO, 3.793s, 2035	789,438	55,261
IFB Ser. 08-01, Class GI, IO, 3.753s, 2037	874,328	77,050
IFB Ser. 07-23, Class SI, IO, 3.563s, 2037	122,130	8,438
IFB Ser. 07-54, Class CI, IO, 3.553s, 2037	141,232	12,772
IFB Ser. 07-39, Class PI, IO, 3.553s, 2037	130,410	9,097
IFB Ser. 07-30, Class WI, IO, 3.553s, 2037	1,213,895	93,471
IFB Ser. 07-28, Class SE, IO, 3.543s, 2037	166,933	14,874
IFB Ser. 06-128, Class SH, IO, 3.543s, 2037	136,236	9,112
IFB Ser. 06-56, Class SM, IO, 3.543s, 2036	459,603	37,010
IFB Ser. 05-73, Class SI, IO, 3.543s, 2035	69,731	5,927
IFB Ser. 05-12, Class SC, IO, 3.543s, 2035	158,817	13,329
IFB Ser. 05-17, Class ES, IO, 3.543s, 2035	138,112	13,192
IFB Ser. 05-17, Class SY, IO, 3.543s, 2035	64,570	6,147
IFB Ser. 07-30, Class IE, IO, 3.533s, 2037	398,076	41,321
IFB Ser. 06-123, Class CI, IO, 3.533s, 2037	368,590	30,730
IFB Ser. 06-123, Class UI, IO, 3.533s, 2037	143,759	11,231
IFB Ser. 05-82, Class SY, IO, 3.523s, 2035	270,668	18,101
IFB Ser. 05-45, Class EW, IO, 3.513s, 2035	545,625	42,156
IFB Ser. 05-45, Class SR, IO, 3.513s, 2035	367,860	27,636
IFB Ser. 07-15, Class BI, IO, 3.493s, 2037	231,929	18,911
IFB Ser. 06-16, Class SM, IO, 3.493s, 2036	126,159	10,798
IFB Ser. 05-95, Class CI, IO, 3.493s, 2035	159,781	14,971
IFB Ser. 05-84, Class SG, IO, 3.493s, 2035	262,642	22,325
IFB Ser. 05-57, Class NI, IO, 3.493s, 2035	73,008	5,709
IFB Ser. 05-54, Class SA, IO, 3.493s, 2035	260,217	20,912
IFB Ser. 05-23, Class SG, IO, 3.493s, 2035	206,451	18,603
IFB Ser. 05-17, Class SA, IO, 3.493s, 2035	181,526	15,915
IFB Ser. 05-17, Class SE, IO, 3.493s, 2035	196,576	16,904
IFB Ser. 05-57, Class DI, IO, 3.493s, 2035	415,675	29,357
IFB Ser. 06-128, Class GS, IO, 3.473s, 2037	157,353	13,737
IFB Ser. 06-114, Class IS, IO, 3.443s, 2036	79,817	6,218
IFB Ser. 06-114, Class IS, IO, 3.443s, 2036	165,950	13,438
IFB Ser. 06-115, Class GI, IO, 3.433s, 2036	161,468	12,073
IFB Ser. 06-115, Class IE, IO, 3.433s, 2036	126,342	10,809
IFB Ser. 06-117, Class SA, IO, 3.433s, 2036	187,379	14,406
IFB Ser. 06-121, Class SD, IO, 3.433s, 2036	360,599	26,369
IFB Ser. 06-109, Class SG, IO, 3.423s, 2036	252,533	18,940
IFB Ser. 06-104, Class SY, IO, 3.413s, 2036	84,011	6,202
IFB Ser. 06-109, Class SH, IO, 3.413s, 2036	193,404	17,305
Ser. 06-104, Class SG, IO, 3.393s, 2036	168,526	12,284
IFB Ser. 07-W6, Class 4A2, IO, 3.393s, 2037	678,368	50,878
IFB Ser. 06-128, Class SC, IO, 3.393s, 2037	581,471	42,783
IFB Ser. 06-43, Class SI, IO, 3.393s, 2036	370,666	29,628
IFB Ser. 06-44, Class IS, IO, 3.393s, 2036	179,540	13,830
IFB Ser. 06-8, Class JH, IO, 3.393s, 2036	576,541	48,504
IFB Ser. 05-122, Class SG, IO, 3.393s, 2035	127,849	11,094
IFB Ser. 06-92, Class JI, IO, 3.373s, 2036	93,138	6,603
IFB Ser. 06-92, Class LI, IO, 3.373s, 2036	184,402	14,728
IFB Ser. 06-96, Class ES, IO, 3.373s, 2036	235,714	16,071
IFB Ser. 06-99, Class AS, IO, 3.373s, 2036	108,835	8,503
IFB Ser. 06-85, Class TS, IO, 3.353s, 2036	192,280	14,278
IFB Ser. 06-61, Class SE, IO, 3.343s, 2036	213,891	14,410
IFB Ser. 07-75, Class PI, IO, 3.333s, 2037	202,174	14,601
IFB Ser. 07-76, Class SA, IO, 3.333s, 2037	195,247	13,994
IFB Ser. 07-W7, Class 2A2, IO, 3.323s, 2037	508,537	39,680
IFB Ser. 07-88, Class MI, IO, 3.313s, 2037	82,268	5,558
Ser. 06-94, Class NI, IO, 3.293s, 2036	82,114	4,927
IFB Ser. 07-116, Class IA, IO, 3.293s, 2037	720,190	51,314
IFB Ser. 07-103, Class AI, IO, 3.293s, 2037	901,334	65,347
IFB Ser. 07-1, Class NI, IO, 3.293s, 2037	405,397	30,357
IFB Ser. 07-15, Class NI, IO, 3.293s, 2022	224,992	14,343
IFB Ser. 08-3, Class SC, IO, 3.243s, 2038	95,919	7,392
IFB Ser. 07-109, Class XI, IO, 3.243s, 2037	96,666	7,953
IFB Ser. 07-109, Class YI, IO, 3.243s, 2037	201,580	14,510
IFB Ser. 07-W8, Class 2A2, IO, 3.243s, 2037	347,210	22,025
IFB Ser. 07-88, Class JI, IO, 3.243s, 2037	201,588	15,484
IFB Ser. 07-54, Class KI, IO, 3.233s, 2037	101,480	5,885
IFB Ser. 07-30, Class JS, IO, 3.233s, 2037	330,898	23,990
IFB Ser. 07-30, Class LI, IO, 3.233s, 2037	586,094	48,185
IFB Ser. 07-W2, Class 1A2, IO, 3.223s, 2037	145,074	10,052
IFB Ser. 07-106, Class SN, IO, 3.203s, 2037	206,540	14,758

IFB Ser. 07-54, Class IA, IO, 3.203s, 2037	177,252	14,079
IFB Ser. 07-54, Class IB, IO, 3.203s, 2037	177,252	14,079
IFB Ser. 07-54, Class IC, IO, 3.203s, 2037	177,252	14,079
IFB Ser. 07-54, Class ID, IO, 3.203s, 2037	177,252	14,079
IFB Ser. 07-54, Class IE, IO, 3.203s, 2037	177,252	14,079
IFB Ser. 07-54, Class IF, IO, 3.203s, 2037	262,851	21,392
IFB Ser. 07-54, Class NI, IO, 3.203s, 2037	149,910	12,497
IFB Ser. 07-54, Class UI, IO, 3.203s, 2037	219,990	17,562
IFB Ser. 07-109, Class AI, IO, 3.193s, 2037	1,031,575	71,566
IFB Ser. 07-91, Class AS, IO, 3.193s, 2037	133,454	10,088
IFB Ser. 07-91, Class HS, IO, 3.193s, 2037	143,992	10,186
IFB Ser. 07-15, Class CI, IO, 3.173s, 2037	680,384	50,353
IFB Ser. 06-123, Class BI, IO, 3.173s, 2037	889,424	64,994
IFB Ser. 06-115, Class JI, IO, 3.173s, 2036	498,080	36,422
IFB Ser. 07-109, Class PI, IO, 3.143s, 2037	206,841	15,566
IFB Ser. 06-123, Class LI, IO, 3.113s, 2037	328,526	25,636
IFB Ser. 08-1, Class NI, IO, 3.043s, 2037	386,250	24,382
IFB Ser. 07-116, Class BI, IO, 3.043s, 2037	658,171	41,547
IFB Ser. 08-01, Class AI, IO, 3.043s, 2037	1,062,420	69,998
IFB Ser. 08-10, Class GI, IO, 3.023s, 2038	199,038	11,197
IFB Ser. 08-1, Class HI, IO, 2.993s, 2037	496,189	30,675
IFB Ser. 07-39, Class AI, IO, 2.913s, 2037	312,542	20,439
IFB Ser. 07-32, Class SD, IO, 2.903s, 2037	210,016	14,832
IFB Ser. 07-30, Class UI, IO, 2.893s, 2037	171,383	11,721
IFB Ser. 07-32, Class SC, IO, 2.893s, 2037	278,610	19,492
IFB Ser. 07-1, Class CI, IO, 2.893s, 2037	200,434	14,305
IFB Ser. 05-74, Class SE, IO, 2.893s, 2035	873,689	51,507
IFB Ser. 05-14, Class SE, IO, 2.843s, 2035	166,548	9,836
IFB Ser. 05-58, Class IK, IO, 2.793s, 2035	198,048	15,361
IFB Ser. 08-1, Class BI, IO, 2.703s, 2038	668,880	32,719
IFB Ser. 07-75, Class ID, IO, 2.663s, 2037	178,299	11,576
Ser. 03-W12, Class 2, IO, 2.221s, 2043	442,985	32,358
Ser. 03-W10, Class 3, IO, 1.937s, 2043	262,240	17,178
Ser. 03-W10, Class 1, IO, 1.915s, 2043	936,484	57,456
Ser. 03-W8, Class 12, IO, 1.635s, 2042	928,581	56,847
Ser. 03-W17, Class 12, IO, 1.147s, 2033	329,197	12,673
Ser. 03-T2, Class 2, IO, 0.808s, 2042	1,249,877	36,551
Ser. 03-W6, Class 51, IO, 0.672s, 2042	303,855	4,821
Ser. 06-W3, Class 1AS, IO, 0.662s, 2046	662,044	38,481
Ser. 01-T12, Class IO, 0.565s, 2041	272,262	3,540
Ser. 03-W2, Class 1, IO, 0.465s, 2042	2,178,862	28,412
Ser. 02-T4, IO, 0.448s, 2041	1,483,939	14,338
Ser. 01-50, Class B1, IO, 0.445s, 2041	488,670	5,656
Ser. 02-T1, Class IO, IO, 0.423s, 2031	308,033	2,675
Ser. 03-W6, Class 3, IO, 0.368s, 2042	428,888	5,314
Ser. 03-W6, Class 23, IO, 0.352s, 2042	444,975	5,278
Ser. 01-79, Class BI, IO, 0.329s, 2045	1,082,863	10,161
Ser. 08-33, Principal Only (PO), zero %, 2038	96,078	70,137
Ser. 07-64, Class LO, PO, zero %, 2037	125,749	88,241
Ser. 06-46, Class OC, PO, zero %, 2036	100,562	79,452
Ser. 06-16, Class OG, PO, zero %, 2036	75,559	59,169
Ser. 04-38, Class AO, PO, zero %, 2034	199,386	138,574
Ser. 04-61, Class CO, PO, zero %, 2031	123,500	97,565
Ser. 07-15, Class IM, IO, zero %, 2009	190,120	14
Ser. 07-16, Class TS, IO, zero %, 2009	779,819	55
FRB Ser. 06-115, Class SN, zero %, 2036	85,156	81,669
FRB Ser. 05-65, Class ER, zero %, 2035	114,842	96,191
FRB Ser. 05-57, Class UL, zero %, 2035	102,010	88,058
FRB Ser. 05-65, Class CU, zero %, 2034	51,290	51,027
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	8,713	9,652
Ser. T-58, Class 4A, 7 1/2s, 2043	29,295	31,025
Ser. T-51, Class 2A, 7 1/2s, 2042	58,185	61,621
Ser. T-42, Class A5, 7 1/2s, 2042	20,634	21,341
Ser. T-60, Class 1A2, 7s, 2044	152,883	162,264
Ser. T-41, Class 2A, 7s, 2032	4,382	4,507
IFB Ser. T-56, Class 2ASI, IO, 4.893s, 2043	105,922	11,556
Ser. T-56, Class A, IO, 0.524s, 2043	340,797	4,921
Ser. T-56, Class 3, IO, 0.358s, 2043	355,865	3,160
Ser. T-56, Class 1, IO, 0.282s, 2043	461,534	3,873
Ser. T-56, Class 2, IO, 0.025s, 2043	418,874	727
FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2,
7.77s, 2027	70,704	68,514
First Horizon Alternative Mortgage Securities FRB Ser.
05-AA10, Class 2A1, 5.747s, 2035	143,097	94,444
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.949s, 2033	1,418,260	41,807
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	131,000	138,621
Ser. 97-C2, Class G, 7 1/2s, 2029	40,000	34,626
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035	165,000	149,622
Freddie Mac
IFB Ser. 3202, Class HM, 20.812s, 2036	77,371	85,027
IFB Ser. 3182, Class PS, 18.65s, 2032	94,306	108,808
IFB Ser. 3081, Class DC, 17.966s, 2035	74,033	78,658
IFB Ser. 3360, Class SC, 16.407s, 2037	141,501	138,836
IFB Ser. 3408, Class EK, 15.784s, 2037	366,556	370,056
IFB Ser. 2976, Class KL, 15.262s, 2035	108,827	111,917
IFB Ser. 2990, Class DP, 15.153s, 2034	92,470	98,387
IFB Ser. 3149, Class SU, 12.822s, 2036	77,182	74,456

IFB Ser. 3065, Class DC, 12.398s, 2035	97,183	93,937
IFB Ser. 2990, Class WP, 10.61s, 2035	63,416	62,992
IFB Ser. 2990, Class LB, 10.588s, 2034	114,912	108,855
IFB Ser. 2927, Class SI, IO, 6.013s, 2035	152,391	16,870
IFB Ser. 248, IO, 5 1/2s, 2037	436,599	98,985
IFB Ser. 2828, Class GI, IO, 5.013s, 2034	171,486	19,154
IFB Ser. 3184, Class SP, IO, 4.863s, 2033	220,975	18,321
IFB Ser. 2869, Class SH, IO, 4.813s, 2034	81,451	6,069
IFB Ser. 2869, Class JS, IO, 4.763s, 2034	368,249	26,029
IFB Ser. 2882, Class LS, IO, 4.713s, 2034	125,694	11,187
IFB Ser. 3203, Class SH, IO, 4.653s, 2036	125,606	12,850
IFB Ser. 2815, Class PT, IO, 4.563s, 2032	179,272	16,021
IFB Ser. 2828, Class TI, IO, 4.563s, 2030	81,870	6,162
IFB Ser. 3397, Class GS, IO, 4.513s, 2037	124,492	9,511
IFB Ser. 3297, Class BI, IO, 4.273s, 2037	529,022	46,080
IFB Ser. 3287, Class SD, IO, 4.263s, 2037	236,260	19,793
IFB Ser. 3281, Class BI, IO, 4.263s, 2037	101,376	9,323
IFB Ser. 3281, Class CI, IO, 4.263s, 2037	122,586	11,290
IFB Ser. 3249, Class SI, IO, 4.263s, 2036	89,520	7,223
IFB Ser. 3028, Class ES, IO, 4.263s, 2035	433,873	38,859
IFB Ser. 2922, Class SE, IO, 4.263s, 2035	209,980	18,703
IFB Ser. 3045, Class DI, IO, 4.243s, 2035	1,035,211	77,924
IFB Ser. 3236, Class ES, IO, 4.213s, 2036	147,588	11,691
IFB Ser. 3136, Class NS, IO, 4.213s, 2036	244,462	18,948
IFB Ser. 3118, Class SD, IO, 4.213s, 2036	337,563	23,036
IFB Ser. 3107, Class DC, IO, 4.213s, 2035	466,595	41,518
IFB Ser. 2927, Class ES, IO, 4.213s, 2035	118,936	7,382
IFB Ser. 2950, Class SM, IO, 4.213s, 2016	251,184	21,008
IFB Ser. 3256, Class S, IO, 4.203s, 2036	239,902	20,092
IFB Ser. 3031, Class BI, IO, 4.202s, 2035	86,884	6,927
IFB Ser. 3244, Class SB, IO, 4.173s, 2036	146,308	10,306
IFB Ser. 3244, Class SG, IO, 4.173s, 2036	170,055	14,155
IFB Ser. 3236, Class IS, IO, 4.163s, 2036	264,417	19,336
IFB Ser. 2962, Class BS, IO, 4.163s, 2035	501,044	32,881
IFB Ser. 3114, Class TS, IO, 4.163s, 2030	543,240	42,837
IFB Ser. 3128, Class JI, IO, 4.143s, 2036	273,137	22,363
IFB Ser. 2990, Class LI, IO, 4.143s, 2034	171,952	13,662
IFB Ser. 3240, Class S, IO, 4.133s, 2036	576,987	48,596
IFB Ser. 3153, Class JI, IO, 4.133s, 2036	240,578	15,337
IFB Ser. 3065, Class DI, IO, 4.133s, 2035	75,573	5,902
IFB Ser. 3145, Class GI, IO, 4.113s, 2036	223,721	19,436
IFB Ser. 3114, Class GI, IO, 4.113s, 2036	98,561	7,207
IFB Ser. 3339, Class JI, IO, 4.103s, 2037	436,740	27,569
IFB Ser. 3218, Class AS, IO, 4.093s, 2036	174,659	13,629
IFB Ser. 3221, Class SI, IO, 4.093s, 2036	214,476	16,021
IFB Ser. 3202, Class PI, IO, 4.053s, 2036	592,086	47,508
IFB Ser. 3355, Class MI, IO, 4.013s, 2037	140,150	10,482
IFB Ser. 3201, Class SG, IO, 4.013s, 2036	270,785	20,481
IFB Ser. 3203, Class SE, IO, 4.013s, 2036	242,265	18,568
IFB Ser. 3171, Class PS, IO, 3.998s, 2036	225,114	17,587
IFB Ser. 3152, Class SY, IO, 3.993s, 2036	200,624	18,312
IFB Ser. 3284, Class BI, IO, 3.963s, 2037	166,144	11,919
IFB Ser. 3260, Class SA, IO, 3.963s, 2037	144,298	9,562
IFB Ser. 3199, Class S, IO, 3.963s, 2036	111,537	9,354
IFB Ser. 3284, Class LI, IO, 3.953s, 2037	733,877	55,670
IFB Ser. 3281, Class AI, IO, 3.943s, 2037	692,232	56,959
IFB Ser. 3311, Class EI, IO, 3.923s, 2037	170,594	13,993
IFB Ser. 3311, Class IA, IO, 3.923s, 2037	250,984	21,381
IFB Ser. 3311, Class IB, IO, 3.923s, 2037	250,984	21,381
IFB Ser. 3311, Class IC, IO, 3.923s, 2037	250,984	21,381
IFB Ser. 3311, Class ID, IO, 3.923s, 2037	250,984	21,381
IFB Ser. 3311, Class IE, IO, 3.923s, 2037	363,312	30,950
IFB Ser. 3240, Class GS, IO, 3.893s, 2036	343,135	27,150
IFB Ser. 3339, Class TI, IO, 3.653s, 2037	275,058	18,602
IFB Ser. 3284, Class CI, IO, 3.633s, 2037	538,184	36,871
IFB Ser. 3016, Class SQ, IO, 3.623s, 2035	178,706	9,771
IFB Ser. 3397, Class SQ, IO, 3.483s, 2037	472,538	28,296
Ser. 3327, Class IF, IO, zero %, 2037	114,770	25,823
Ser. 246, PO, zero %, 2037	221,845	180,284
Ser. 3292, Class DO, PO, zero %, 2037	85,482	62,786
Ser. 3296, Class OK, PO, zero %, 2037	87,151	64,781
Ser. 3300, PO, zero %, 2037	76,039	58,930
Ser. 3252, Class LO, PO, zero %, 2036	110,644	88,189
Ser. 239, PO, zero %, 2036	426,510	339,942
Ser. 2587, Class CO, PO, zero %, 2032	184,567	152,489
FRB Ser. 3326, Class YF, zero %, 2037	63,718	61,613
FRB Ser. 3241, Class FH, zero %, 2036	66,571	55,272
FRB Ser. 3231, Class XB, zero %, 2036	47,090	46,438
FRB Ser. 3147, Class SF, zero %, 2036	115,619	109,980
FRB Ser. 3003, Class XF, zero %, 2035	74,175	63,933
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.096s, 2043	4,448,452	27,075
Ser. 05-C3, Class XC, IO, 0.084s, 2045	10,544,757	44,287
Ser. 07-C1, Class XC, IO, 0.074s, 2019	11,889,072	63,285
GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 8.142s, 2036	44,000	44,658
Ser. 97-C1, Class X, IO, 1.355s, 2029	105,071	4,833
Ser. 05-C1, Class X1, IO, 0.222s, 2043	4,455,982	49,887
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	77,845	74,265
Ser. 06-C1, Class XC, IO, 0.092s, 2045	6,796,248	37,749
Government National Mortgage Association
IFB Ser. 07-38, Class AS, 31.775s, 2037	162,190	204,259

IFB Ser. 07-51, Class SP, 20.355s, 2037	81,205	93,658
IFB Ser. 07-44, Class SP, 19.787s, 2036	100,157	118,220
IFB Ser. 05-66, Class SP, 12.54s, 2035	78,379	77,093
IFB Ser. 05-7, Class JM, 10.676s, 2034	105,933	107,552
IFB Ser. 04-59, Class SC, IO, 4.712s, 2034	109,585	10,329
IFB Ser. 04-26, Class IS, IO, 4.712s, 2034	44,242	2,795
IFB Ser. 07-26, Class SD, IO, 4.312s, 2037	277,535	18,907
IFB Ser. 06-62, Class SI, IO, 4.193s, 2036	189,331	15,516
IFB Ser. 07-1, Class SL, IO, 4.173s, 2037	100,512	8,173
IFB Ser. 07-1, Class SM, IO, 4.163s, 2037	100,512	8,152
IFB Ser. 07-48, Class SB, IO, 4.162s, 2037	214,304	13,939
IFB Ser. 07-17, Class AI, IO, 4.062s, 2037	610,554	45,183
IFB Ser. 07-9, Class AI, IO, 4.012s, 2037	199,070	13,831
IFB Ser. 07-49, Class NY, IO, 3.913s, 2035	529,899	40,223
IFB Ser. 08-40, Class SA, IO, 3.912s, 2038	348,763	24,521
IFB Ser. 05-71, Class SA, IO, 3.872s, 2035	52,848	3,842
IFB Ser. 07-17, Class IC, IO, 3.762s, 2037	365,095	24,634
IFB Ser. 07-25, Class KS, IO, 3.712s, 2037	96,104	6,506
IFB Ser. 07-21, Class S, IO, 3.712s, 2037	323,192	19,157
IFB Ser. 07-31, Class AI, IO, 3.692s, 2037	167,959	13,733
IFB Ser. 07-26, Class SG, IO, 3.663s, 2037	282,444	22,334
IFB Ser. 07-9, Class BI, IO, 3.633s, 2037	543,135	36,873
IFB Ser. 07-31, Class CI, IO, 3.623s, 2037	145,511	10,001
IFB Ser. 07-25, Class SA, IO, 3.613s, 2037	196,808	13,655
IFB Ser. 07-25, Class SB, IO, 3.613s, 2037	323,481	22,243
IFB Ser. 07-22, Class S, IO, 3.613s, 2037	156,596	13,660
IFB Ser. 07-11, Class SA, IO, 3.613s, 2037	141,662	10,913
IFB Ser. 07-14, Class SB, IO, 3.613s, 2037	298,301	22,001
IFB Ser. 05-84, Class AS, IO, 3.613s, 2035	60,883	4,845
IFB Ser. 07-43, Class SC, IO, 3.612s, 2037	206,022	11,860
IFB Ser. 07-51, Class SJ, IO, 3.563s, 2037	176,794	14,391
IFB Ser. 07-53, Class SY, IO, 3.548s, 2037	95,306	8,367
IFB Ser. 07-58, Class PS, IO, 3.513s, 2037	764,881	59,580
IFB Ser. 06-59, Class SD, IO, 3.513s, 2036	2,983,646	187,093
IFB Ser. 07-59, Class PS, IO, 3.483s, 2037	134,097	9,759
IFB Ser. 07-59, Class SP, IO, 3.483s, 2037	408,996	30,379
IFB Ser. 07-68, Class PI, IO, 3.463s, 2037	193,047	13,940
IFB Ser. 06-38, Class SG, IO, 3.463s, 2033	572,196	35,296
IFB Ser. 07-53, Class SG, IO, 3.413s, 2037	103,373	6,575
IFB Ser. 08-3, Class SA, IO, 3.363s, 2038	338,909	20,738
IFB Ser. 07-79, Class SY, IO, 3.363s, 2037	570,822	32,822
IFB Ser. 07-64, Class AI, IO, 3.363s, 2037	2,254,897	136,516
IFB Ser. 07-53, Class ES, IO, 3.363s, 2037	150,846	8,385
IFB Ser. 08-4, Class SA, IO, 3.329s, 2038	811,354	49,876
IFB Ser. 07-9, Class DI, IO, 3.323s, 2037	274,455	16,498
IFB Ser. 07-57, Class QA, IO, 3.313s, 2037	347,871	21,873
IFB Ser. 07-58, Class SA, IO, 3.313s, 2037	1,207,634	70,773
IFB Ser. 07-58, Class SC, IO, 3.313s, 2037	263,173	14,426
IFB Ser. 07-61, Class SA, IO, 3.313s, 2037	185,112	11,230
IFB Ser. 07-53, Class SC, IO, 3.313s, 2037	165,155	8,845
IFB Ser. 06-26, Class S, IO, 3.313s, 2036	151,937	10,760
IFB Ser. 06-28, Class GI, IO, 3.313s, 2035	275,906	17,387
IFB Ser. 07-58, Class SD, IO, 3.303s, 2037	261,563	14,342
IFB Ser. 07-59, Class SD, IO, 3.283s, 2037	665,283	37,949
IFB Ser. 07-36, Class SA, IO, 3.283s, 2037	382,070	20,074
IFB Ser. 05-65, Class SI, IO, 3.163s, 2035	189,981	11,829
IFB Ser. 07-17, Class IB, IO, 3.063s, 2037	149,368	7,920
IFB Ser. 06-10, Class SM, IO, 3.063s, 2036	830,133	54,655
IFB Ser. 06-14, Class S, IO, 3.063s, 2036	213,301	13,470
IFB Ser. 06-11, Class ST, IO, 3.053s, 2036	133,268	7,883
IFB Ser. 07-26, Class SW, IO, 3.013s, 2037	2,397,273	137,215
IFB Ser. 07-27, Class SD, IO, 3.013s, 2037	140,627	8,179
IFB Ser. 07-19, Class SJ, IO, 3.013s, 2037	239,647	13,126
IFB Ser. 07-23, Class ST, IO, 3.013s, 2037	285,721	15,467
IFB Ser. 07-8, Class SA, IO, 3.013s, 2037	241,190	14,038
IFB Ser. 07-9, Class CI, IO, 3.013s, 2037	357,348	20,248
IFB Ser. 07-7, Class EI, IO, 3.013s, 2037	264,526	14,775
IFB Ser. 07-7, Class JI, IO, 3.013s, 2037	376,972	20,733
IFB Ser. 07-1, Class S, IO, 3.013s, 2037	313,218	17,219
IFB Ser. 07-3, Class SA, IO, 3.013s, 2037	298,963	16,727
IFB Ser. 05-17, Class S, IO, 2.993s, 2035	53,982	3,292
IFB Ser. 04-41, Class SG, IO, 2.813s, 2034	51,844	1,877
FRB Ser. 07-49, Class UF, zero %, 2037	29,840	29,565
FRB Ser. 07-33, Class TB, zero %, 2037	63,925	57,447
FRB Ser. 07-35, Class UF, zero %, 2037	46,965	47,280
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, 3.271s, 2045	249,805	6,870
Greenwich Capital Commercial Funding Corp. Ser.
05-GG5, Class XC, IO, 0.082s, 2037	8,451,981	26,201
Greenwich Capital Commercial Funding Corp. 144A
Ser. 07-GG9, Class X, IO, 0.511s, 2039	2,897,638	48,445
Ser. 05-GG3, Class XC, IO, 0.267s, 2042	4,141,583	54,338
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.993s, 2045	187,000	175,974
Ser. 06-GG6, Class A2, 5.506s, 2038	178,000	173,675
GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	59,000	56,115
Ser. 06-GG8, Class X, IO, 0.876s, 2039	1,596,919	48,227
Ser. 04-C1, Class X1, IO, 0.485s, 2028	1,749,475	11,022
Ser. 03-C1, Class X1, IO, 0.249s, 2040	621,791	12,433
Ser. 05-GG4, Class XC, IO, 0.218s, 2039	4,829,170	71,955
Ser. 06-GG6, Class XC, IO, 0.06s, 2038	2,551,139	6,378
GSMPS Mortgage Loan Trust

Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	13,820	13,890
Ser. 05-RP3, Class 1A3, 8s, 2035	45,229	44,632
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	36,562	35,214
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	39,716	39,606
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	43,156	42,370
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
4.836s, 2035	75,299	63,251
HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1,
6.133s, 2037	605,350	435,852
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
3.317s, 2037	379,979	312,919
IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR25, Class 5A1, 6.313s, 2036	89,598	55,306
FRB Ser. 07-AR15, Class 1A1, 6.225s, 2037	295,247	197,816
FRB Ser. 07-AR9, Class 2A1, 6.039s, 2037	299,719	200,811
FRB Ser. 07-AR11, Class 1A1, 5.64s, 2037	250,157	152,596
FRB Ser. 05-AR31, Class 3A1, 5.633s, 2036	457,136	310,853
FRB Ser. 05-AR5, Class 4A1, 5.494s, 2035	249,605	198,451
JPMorgan Alternative Loan Trust
FRB Ser. 06-A3, Class 2A1, 6.068s, 2036	265,226	187,671
FRB Ser. 06-A1, Class 5A1, 5.94s, 2036	209,318	146,523
FRB Ser. 06-A6, Class 1A1, 3.367s, 2036 (F)	141,245	84,316
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	42,000	41,021
FRB Ser. 07-LD12, Class AM, 6.261s, 2051	406,000	333,492
FRB Ser. 07-LD12, Class A3, 6.189s, 2051	1,922,000	1,801,279
FRB Ser. 07-LD11, Class A3, 6.007s, 2049	234,000	209,126
Ser. 07-CB20, Class A3, 5.863s, 2051	469,000	431,114
Ser. 06-CB15, Class A4, 5.814s, 2043	258,000	236,311
Ser. 07-CB20, Class A4, 5.794s, 2051	302,000	265,383
Ser. 06-CB16, Class A4, 5.552s, 2045	207,000	184,878
Ser. 06-CB14, Class A4, 5.481s, 2044	217,000	197,218
Ser. 05-LDP2, Class AM, 4.78s, 2042	80,000	69,817
Ser. 06-LDP8, Class X, IO, 0.762s, 2045	2,119,124	62,474
Ser. 06-CB17, Class X, IO, 0.701s, 2043	2,043,003	55,856
Ser. 06-LDP9, Class X, IO, 0.641s, 2047	3,051,165	68,163
Ser. 07-LDPX, Class X, IO, 0.526s, 2049	3,473,420	55,366
Ser. 06-CB16, Class X1, IO, 0.085s, 2045	2,414,557	30,798
Ser. 06-LDP7, Class X, IO, 0.02s, 2045	9,902,394	7,724
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 00-C9, Class G, 6 1/4s, 2032	44,000	43,267
Ser. 05-LDP2, Class X1, IO, 0.228s, 2042	6,987,836	103,699
Ser. 05-LDP1, Class X1, IO, 0.151s, 2046	2,771,229	20,784
Ser. 05-CB12, Class X1, IO, 0.137s, 2037	3,349,914	28,273
Ser. 05-LDP3, Class X1, IO, 0.118s, 2042	6,227,218	39,916
Ser. 05-LDP5, Class X1, IO, 0.08s, 2044	16,004,486	60,017
Ser. 06-CB14, Class X1, IO, 0.077s, 2044	4,065,961	14,597
Ser. 07-CB20, Class X1, IO, 0.068s, 2051	6,060,303	61,573
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	35,110	33,123
Ser. 99-C1, Class G, 6.41s, 2031	37,135	29,092
Ser. 98-C4, Class H, 5.6s, 2035	50,000	33,510
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2012	599,000	562,484
Ser. 04-C7, Class A6, 4.786s, 2029	83,000	76,963
Ser. 07-C7, Class XW, IO, 0.526s, 2045	592,758	12,744
LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.914s, 2038	1,451,704	51,035
Ser. 03-C5, Class XCL, IO, 0.813s, 2037	973,658	19,220
Ser. 05-C3, Class XCL, IO, 0.238s, 2040	2,601,086	46,840
Ser. 05-C2, Class XCL, IO, 0.182s, 2040	3,934,985	34,706
Ser. 05-C5, Class XCL, IO, 0.174s, 2020	3,192,807	38,298
Ser. 05-C7, Class XCL, IO, 0.118s, 2040	3,823,136	27,573
Ser. 06-C1, Class XCL, IO, 0.105s, 2041	5,585,789	51,361
Ser. 06-C7, Class XCL, IO, 0.094s, 2038	2,561,421	37,496
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 04-LLFA, Class H, 3.438s, 2017	52,000	41,600
FRB Ser. 05-LLFA, Class J, 3.288s, 2018	20,000	17,000
Lehman Mortgage Trust
IFB Ser. 06-7, Class 1A9, 21.679s, 2036	66,743	75,783
IFB Ser. 07-5, Class 4A3, 20.839s, 2037	114,494	103,044
IFB Ser. 07-4, Class 3A2, IO, 3.993s, 2037	179,531	14,940
IFB Ser. 06-5, Class 2A2, IO, 3.943s, 2036	313,119	22,701
IFB Ser. 07-4, Class 2A2, IO, 3.463s, 2037	730,936	52,627
IFB Ser. 07-1, Class 2A3, IO, 3.423s, 2037	1,004,609	72,834
IFB Ser. 06-9, Class 2A2, IO, 3.413s, 2037	595,998	46,604
IFB Ser. 07-5, Class 10A2, IO, 3.133s, 2037	360,514	23,433
MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 6.094s, 2034	6,523	4,582
FRB Ser. 04-13, Class 3A6, 3.788s, 2034	134,000	106,530
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	89,216	714
Ser. 05-2, Class 7AX, IO, 0.17s, 2035	237,672	713
MASTR Alternative Loans Trust Ser. 06-3, Class 1A1,
6 1/4s, 2036	186,509	139,882
MASTR Reperforming Loan Trust 144A Ser. 05-1,
Class 1A4, 7 1/2s, 2034	56,708	57,119
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
4.329s, 2027	86,273	68,895
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.119s, 2049	7,905,293	96,461

Merrill Lynch Floating Trust 144A
FRB Ser. 06-1, Class TM, 2.988s, 2022	99,963	86,968
Ser. 06-1, Class X1A, IO, 1.565s, 2022	919,377	5,459
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 7.097s, 2030	31,000	30,827
FRB Ser. 05-A9, Class 3A1, 5.278s, 2035	200,524	203,022
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.023s, 2050	128,000	122,047
FRB Ser. 07-C1, Class A4, 6.023s, 2050	103,000	90,697
Ser. 05-MCP1, Class XC, IO, 0.145s, 2043	3,193,296	37,421
Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.233s, 2039	809,444	15,859
Ser. 05-LC1, Class X, IO, 0.229s, 2044	1,701,466	11,211
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A3, 6.156s, 2049	316,000	294,245
FRB Ser. 07-8, Class A2, 6.119s, 2049	226,000	217,942
Ser. 07-9, Class A4, 5.748s, 2049	630,000	545,362
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A
Ser. 07-7, Class X, IO, 0.136s, 2050	12,864,992	36,431
Ser. 06-1, Class X, IO, 0.132s, 2039	2,886,064	10,049
Ser. 06-3, Class XC, IO, 0.101s, 2046	3,162,996	41,865
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C2, Class X, IO, 6.004s, 2040	117,059	25,865
Ser. 05-C3, Class X, IO, 5.555s, 2044	132,062	28,205
Ser. 06-C4, Class X, IO, 5.456s, 2016	557,060	105,549
Morgan Stanley Capital 144A Ser. 05-RR6, Class X, IO,
1.684s, 2043	928,619	32,530
Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3, 6.458s, 2043	76,000	74,089
FRB Ser. 06-IQ11, Class A4, 5.943s, 2042	258,000	241,953
FRB Ser. 07-IQ14, Class AM, 5.877s, 2049	139,000	110,248
Ser. 05-HQ6, Class A4A, 4.989s, 2042	191,000	180,954
Ser. 04-HQ4, Class A7, 4.97s, 2040	99,000	91,605
Morgan Stanley Capital I 144A
Ser. 98-HF1, Class F, 7.18s, 2030	1,401	1,398
Ser. 04-RR, Class F5, 6s, 2039	100,000	65,000
Ser. 04-RR, Class F6, 6s, 2039	100,000	60,000
Ser. 07-HQ13, Class X1, IO, 0.822s, 2044	3,577,957	94,709
Ser. 05-HQ6, Class X1, IO, 0.144s, 2042	4,071,311	33,771
Ser. 05-HQ5, Class X1, IO, 0.116s, 2042	1,397,443	8,399
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 4.852s, 2035	172,467	116,847
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.184s, 2030	49,000	49,037
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
7.433s, 2035	25,821	22,536
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	17,833	17,849
Permanent Financing PLC 144A FRB Ser. 9A, Class 3A,
2.917s, 2033 (United Kingdom)	195,000	176,516
Permanent Master Issuer PLC FRB Ser. 07-1, Class 4A,
2.871s, 2033 (United Kingdom)	236,000	225,085
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	187,000	184,793
Ser. 00-C2, Class J, 6.22s, 2033	49,000	45,296
Residential Asset Mortgage Products, Inc. Ser. 02-SL1,
Class AI3, 7s, 2032	64,248	63,047
Residential Asset Securitization Trust
Ser. 07-A5, Class 2A3, 6s, 2037	388,627	272,039
IFB Ser. 07-A3, Class 2A2, IO, 3.483s, 2037	750,406	48,776
Residential Funding Mortgage Securities I Ser. 04-S5,
Class 2A1, 4 1/2s, 2019	162,971	149,016
Saco I Trust FRB Ser. 05-10, Class 1A1, 3.467s, 2033	58,970	25,947
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 0.733s, 2036	1,148,226	45,436
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	592,388	379,128
FRB Ser. 06-9, Class 1A1, 5.715s, 2036	99,023	64,422
FRB Ser. 05-18, Class 6A1, 5.256s, 2035	87,977	68,622
Ser. 04-8, Class 1A3, 5.133s, 2034	2,952	2,453
Ser. 05-9, Class AX, IO, 1.472s, 2035	880,774	16,515
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 3.557s, 2034	44,700	35,760
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 2.541s, 2037	2,269,221	138,990
Ser. 07-4, Class 1A4, IO, 1s, 2037	2,471,253	57,993
Structured Asset Securities Corp. 144A Ser. 08-RF1,
Class AI, IO, 2.948s, 2037	2,013,202	83,045
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C33, Class A3, 6.1s, 2051	249,000	231,841
Ser. 07-C30, Class A3, 5.246s, 2043	277,000	255,802
Ser. 04-C15, Class A4, 4.803s, 2041	147,000	131,662
Ser. 06-C28, Class XC, IO, 0.564s, 2048	1,420,022	27,889
Ser. 07-C34, IO, 0.521s, 2046	1,634,966	34,612
Wachovia Bank Commercial Mortgage Trust 144A
Ser. 03-C3, Class IOI, IO, 0.48s, 2035	733,452	19,748
Ser. 05-C18, Class XC, IO, 0.126s, 2042	3,730,301	30,588
Ser. 06-C27, Class XC, IO, 0.097s, 2045	2,756,607	22,797
Ser. 06-C23, Class XC, IO, 0.071s, 2045	2,893,326	15,392
Ser. 06-C26, Class XC, IO, 0.057s, 2045	1,707,638	4,628
WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036	10,000	5,078

Ser. 06-SL1, Class X, IO, 0.998s, 2043		359,709	12,863
WAMU Mortgage Pass-Through Certificates FRB Ser.
04-AR1, Class A, 4.229s, 2034		28,510	25,089
WAMU Mortgage Pass-Through Certificates 144A Ser.
04-RP1, Class 1S, IO, 3.511s, 2034		777,741	51,691
Wells Fargo Mortgage Backed Securities Trust
Ser. 06-AR10, Class 3A1, 5.005s, 2036		103,003	84,197
Ser. 05-AR2, Class 2A1, 4.548s, 2035		55,893	45,876
Ser. 04-R, Class 2A1, 4.363s, 2034		54,500	50,248
Ser. 05-AR12, Class 2A5, 4.321s, 2035		855,000	730,658

Total collateralized mortgage obligations (cost $45,204,770)			$43,507,979

CORPORATE BONDS AND NOTES (11.4%)(a)
		Principal
		amount	Value

Basic Materials (0.9%)
AK Steel Corp. company guaranty 7 3/4s, 2012		$70,000	$67,200
Aleris International, Inc. company guaranty 9s, 2014
(PIK)		55,000	33,550
ARCO Chemical Co. debs. 10 1/4s, 2010		25,000	22,500
Builders FirstSource, Inc. company guaranty sr. sec.
notes FRN 7.054s, 2012		40,000	25,800
Century Aluminum Co. company guaranty 7 1/2s, 2014		10,000	9,400
Clondalkin Acquisition BV 144A company guaranty sr.
sec. notes FRN 4.819s, 2013 (Netherlands)		75,000	61,594
Domtar Corp. company guaranty Ser. *, 7 7/8s, 2011
(Canada)		20,000	19,900
Dow Chemical Co. (The) Pass Through Trust 144A company
guaranty 4.027s, 2009		55,000	55,640
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017		105,000	102,900
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015		50,000	48,875
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
FRN 7.084s, 2015		20,000	19,025
Georgia-Pacific Corp. debs. 9 1/2s, 2011		52,000	51,480
Georgia-Pacific Corp. notes 8 1/8s, 2011		30,000	29,700
Georgia-Pacific Corp. sr. notes 8s, 2024		35,000	30,800
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		45,000	46,463
Glancore Funding LLC 144A company guaranty sr. unsec.
unsub. notes 6s, 2014		480,000	453,077
Hercules, Inc. company guaranty 6 3/4s, 2029		10,000	9,900
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		29,000	22,910
Huntsman International, LLC company guaranty sr.
unsec. sub. notes 7 7/8s, 2014		288,000	247,680
Huntsman, LLC company guaranty sr. unsub. notes
11 5/8s, 2010		1,000	1,020
International Paper Co. bonds 7.95s, 2018		140,000	137,566
International Paper Co. bonds 7.4s, 2014		200,000	199,558
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012		10,000	8,350
Lubrizol Corp. (The) sr. notes 5 1/2s, 2014		20,000	19,395
Metals USA, Inc. sec. notes 11 1/8s, 2015		45,000	43,200
Momentive Performance Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014		85,000	67,150
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016		20,000	20,435
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 3/8s,
2014		20,000	20,705
NewPage Corp. company guaranty 10s, 2012		60,000	53,700
NewPage Holding Corp. sr. notes FRN 9.986s, 2013 (PIK)		13,445	11,899
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		40,000	31,600
Novelis, Inc. company guaranty 7 1/4s, 2015		60,000	52,200
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	55,000	69,352
Smurfit-Stone Container Enterprises, Inc. sr. unsec.
unsub. notes 8s, 2017		$30,000	23,400
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2012		40,000	36,600
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015		140,000	120,400
Steel Dynamics, Inc. 144A sr. notes 7 3/4s, 2016		45,000	40,050
Stone Container Corp. sr. notes 8 3/8s, 2012		5,000	4,200
Tube City IMS Corp. company guaranty 9 3/4s, 2015		35,000	31,150
Verso Paper Holdings, LLC/ Verso Paper, Inc. company
guaranty 11 3/8s, 2016		25,000	20,250
Westvaco Corp. unsec. notes 7 1/2s, 2027		9,000	9,079
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)		35,000	31,536
			2,411,189

Capital Goods (0.5%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		18,000	16,830
Baldor Electric Co. company guaranty 8 5/8s, 2017		25,000	24,000
Berry Plastics Corp. company guaranty sr. sec. notes
FRN 7.541s, 2015		220,000	195,800
Caterpillar Financial Services Corp. sr. unsec. notes
4.85s, 2012		75,000	73,001
Caterpillar Financial Services Corp. sr. unsec. notes

Ser. MTN, 5.85s, 2017		65,000	61,240
Covidien International Finance SA company guaranty sr.
unsec. unsub. notes 6.55s, 2037 (Luxembourg)		30,000	28,842
Covidien International Finance SA company guaranty sr.
unsec. unsub. notes 6s, 2017 (Luxembourg)		35,000	34,580
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		28,000	27,580
General Cable Corp. company guaranty sr. unsec. notes
FRN 5.166s, 2015		45,000	37,800
Hawker Beechcraft Acquisition Co., LLC sr. sub. notes
9 3/4s, 2017		36,000	32,220
Hawker Beechcraft Acquisition Co., LLC sr. unsec.
notes 8 1/2s, 2015		3,000	2,745
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		45,000	43,200
L-3 Communications Corp. company guaranty 7 5/8s, 2012		81,000	79,785
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015		75,000	69,000
L-3 Communications Corp. company guaranty sr. unsec.
sub. notes 6 1/8s, 2014		24,000	22,200
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		20,000	18,100
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		74,000	74,260
Owens-Brockway Glass Container, Inc. company guaranty
6 3/4s, 2014	EUR	50,000	61,816
Rexam PLC 144A bond 6 3/4s, 2013 (United Kingdom)		$225,000	224,775
Ryerson Tull, Inc. 144A sec. notes 12s, 2015		119,000	101,150
Titan International, Inc. company guaranty 8s, 2012		12,000	11,640
United Technologies Corp. sr. unsec. notes 5 3/8s, 2017		75,000	71,272
WCA Waste Corp. company guaranty 9 1/4s, 2014		20,000	18,800
			1,330,636

Communication Services (1.0%)
American Tower Corp. 144A sr. notes 7s, 2017		100,000	95,500
Ameritech Capital Funding company guaranty 6 1/4s, 2009		95,000	96,487
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031		56,000	61,917
AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018		25,000	22,263
AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038		220,000	182,194
AT&T, Inc. sr. unsec. unsub. notes 4.95s, 2013		65,000	62,729
Bellsouth Capital Funding unsec. notes 7 7/8s, 2030		95,000	91,453
British Telecommunications PLC sr. unsec. notes 5.15s,
2013 (United Kingdom)		110,000	104,188
Centennial Cellular Operating Co., LLC company
guaranty 10 1/8s, 2013		30,000	29,700
Centennial Communications Corp. sr. notes 10s, 2013		10,000	9,575
Cincinnati Bell, Inc. company guaranty 7 1/4s, 2013		95,000	85,500
Citizens Communications Co. notes 9 1/4s, 2011		105,000	105,000
Cricket Communications, Inc. company guaranty 9 3/8s,
2014		45,000	41,850
Cricket Communications, Inc. 144A company guaranty sr.
notes 10s, 2015		110,000	105,050
Hawaiian Telcom Communications, Inc. company guaranty
Ser. B, 9 3/4s, 2013		15,000	3,000
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 11/15/08), 2012 (United Kingdom) (STP)		41,000	40,385
Intelsat Bermuda, Ltd. company guaranty sr. unsec.
notes 11 1/4s, 2016 (Bermuda)		105,000	102,638
Intelsat Intermediate Holding Co., Ltd. company
guaranty stepped-coupon zero % (9 1/4s, 2/1/10), 2015
(Bermuda) (STP)		10,000	8,000
iPCS, Inc. company guaranty sr. sec. notes FRN 4.926s,
2013		15,000	12,225
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014		55,000	41,525
Level 3 Financing, Inc. company guaranty 8 3/4s, 2017		25,000	18,125
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		55,000	51,425
Nextel Communications, Inc. sr. notes Ser. F, 5.95s,
2014		155,000	103,850
Nordic Telephone Co. Holdings ApS 144A sr. sec. bond
8 7/8s, 2016 (Denmark)		75,000	68,250
Nordic Telephone Co. Holdings ApS 144A sr. sec. notes
FRN 10.463s, 2016 (Denmark)	EUR	135,000	177,357
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		$20,000	13,700
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		30,000	25,950
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012		130,000	127,400
Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		25,000	18,625
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)		60,000	57,383
Syniverse Technologies, Inc. sr. sub. notes Ser. B,
7 3/4s, 2013		13,000	12,025
Telecom Italia Capital SA company guaranty 7.2s, 2036
(Luxembourg)		20,000	17,130
Telecom Italia Capital SA company guaranty 5 1/4s,
2015 (Luxembourg)		50,000	41,620
Telecom Italia Capital SA company guaranty 5 1/4s,
2013 (Luxembourg)		20,000	17,744
Telefonica Emisones SAU company guaranty 7.045s, 2036
(Spain)		75,000	68,769
Telefonica Emisones SAU company guaranty 6.221s, 2017
(Spain)		40,000	36,815
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Netherlands)		5,000	5,026
Telus Corp. notes 8s, 2011 (Canada)		50,000	52,954

Time Warner Telecom, Inc. company guaranty 9 1/4s, 2014	35,000	32,375
Verizon Communications, Inc. sr. unsec. notes 6.4s,
2038	40,000	33,187
Verizon Communications, Inc. sr. unsec. notes 5.55s,
2016	135,000	124,416
Verizon New England, Inc. sr. notes 6 1/2s, 2011	50,000	49,569
Verizon New Jersey, Inc. debs. 8s, 2022	45,000	43,201
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	45,000	43,462
Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013	30,000	27,495
Vodafone Group PLC unsec. notes 6.15s, 2037 (United
Kingdom)	90,000	72,280
West Corp. company guaranty 11s, 2016	15,000	10,800
West Corp. company guaranty 9 1/2s, 2014	25,000	19,125
Windstream Corp. company guaranty 8 5/8s, 2016	65,000	59,963
Windstream Corp. company guaranty 8 1/8s, 2013	35,000	33,250
		2,764,450

Conglomerates (--%)
General Electric Co. sr. unsec. notes 5 1/4s, 2017	45,000	39,376

Consumer Cyclicals (1.3%)
Allison Transmission 144A company guaranty 11s, 2015	20,000	17,400
American Media, Inc. sr. unsec. sub. notes company
guaranty 8 7/8s, 2011	5,000	3,450
American Media, Inc. sr. unsec. sub. notes company
guaranty Ser. B, 10 1/4s, 2009	50,000	35,750
American Media, Inc. 144A company guaranty sr. unsec.
sub. notes 10 1/4s, 2009	1,818	1,327
American Media, Inc. 144A company guaranty sr. unsec.
sub. notes 8 7/8s, 2011	182	129
Aramark Corp. company guaranty 8 1/2s, 2015	50,000	47,000
Associated Materials, Inc. company guaranty 9 3/4s,
2012	65,000	64,025
Autonation, Inc. company guaranty sr. unsec. notes FRN
4.791s, 2013	10,000	8,425
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014	45,000	13,500
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016	30,000	20,775
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)	56,690	47,336
Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016	100,000	92,500
Claire's Stores, Inc. 144A company guaranty sr. unsec.
notes 9 5/8s, 2015 (In default) (NON)	25,000	6,875
Corrections Corporation of America sr. notes 7 1/2s,
2011	35,000	34,869
D.R. Horton, Inc. company guaranty 8s, 2009	35,000	34,431
D.R. Horton, Inc. company guaranty sr. unsub. notes
5s, 2009	50,000	48,750
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	30,000	27,000
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	30,000	24,300
DaimlerChrysler NA Holding Corp. company guaranty
6 1/2s, 2013	5,000	4,879
DaimlerChrysler NA Holding Corp. company guaranty
unsec. unsub. notes Ser. MTN, 5 3/4s, 2011	50,000	49,365
Dana Corp. escrow sr. notes 5.85s, 2015 (In default)
(NON)	55,000	1,018
Federated Department Stores, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2011	665,000	646,425
Ford Motor Credit Co., LLC notes 7 7/8s, 2010	60,000	45,800
Ford Motor Credit Co., LLC notes 6 3/8s, 2008	45,000	44,364
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011	185,000	123,559
Ford Motor Credit Co., LLC unsec. notes 7 3/8s, 2009	20,000	16,079
Goodyear Tire & Rubber Co. (The) notes 7.857s, 2011	4,000	3,890
Goodyear Tire & Rubber Co. (The) sr. notes 9s, 2015	40,000	39,600
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 6.508s, 2014	40,000	33,200
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	100,000	89,250
Isle of Capri Casinos, Inc. company guaranty 7s, 2014	20,000	13,400
JC Penney Co., Inc. debs. 7.65s, 2016	50,000	48,213
Jostens IH Corp. company guaranty 7 5/8s, 2012	50,000	45,875
K. Hovnanian Enterprises, Inc. company guaranty sr.
sec. notes 11 1/2s, 2013	48,000	47,040
KB Home company guaranty 6 3/8s, 2011	235,000	212,675
Lamar Media Corp. company guaranty 7 1/4s, 2013	55,000	49,775
Lear Corp. company guaranty 8 1/2s, 2013	32,000	23,480
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016	30,000	24,000
Levi Strauss & Co. sr. unsec. unsub. notes 9 3/4s, 2015	50,000	41,750
Marriott International, Inc. sr. unsec. Ser. J,
5 5/8s, 2013	10,000	9,442
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015	50,000	32,500
Meritage Homes Corp. company guaranty 6 1/4s, 2015	47,000	35,015
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	15,000	13,800
MGM Mirage, Inc. sr. notes 6 3/4s, 2012	95,000	74,338
Michaels Stores, Inc. company guaranty 11 3/8s, 2016	45,000	21,263
Mohegan Tribal Gaming Authority sr. sub. notes 6 3/8s,
2009	30,000	28,500
Neiman-Marcus Group, Inc. company guaranty 9s, 2015	100,000	83,750
NTK Holdings, Inc. sr. disc. notes zero %, 2014	45,000	19,350
Omnicom Group, Inc. sr. notes 5.9s, 2016	30,000	29,551
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015	35,000	25,900

Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	45,000	43,481
Quebecor Media, Inc. sr. unsec. notes Ser. *, 7 3/4s,
2016 (Canada)	10,000	8,750
R.H. Donnelley, Inc. 144A company guaranty sr. unsec.
notes 11 3/4s, 2015	47,000	28,670
Reader's Digest Association, Inc. (The) company
guaranty sr. unsec. sub. notes 9s, 2017	35,000	20,038
Realogy Corp. company guaranty sr. notes zero %, 2014
(PIK)	20,000	7,650
Realogy Corp. company guaranty sr. unsec. notes
10 1/2s, 2014	34,000	14,960
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	15,000	11,775
Starwood Hotels & Resorts Worldwide, Inc. sr. unsec.
notes 6 1/4s, 2013	65,000	61,264
Station Casinos, Inc. sr. notes 6s, 2012	90,000	50,400
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014	20,000	15,900
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013	3,000	3,083
Tenneco, Inc. sr. unsec. notes company guaranty
8 1/8s, 2015	10,000	8,550
Texas Industries, Inc. sr. unsec. notes 7 1/4s, 2013	45,000	39,150
Texas Industries, Inc. 144A company guaranty sr.
unsec. notes 7 1/4s, 2013	102,000	88,740
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014	75,000	42,750
THL Buildco, Inc. (Nortek Holdings, Inc.) 144A sr.
sec. notes 10s, 2013	35,000	30,800
Toll Brothers, Inc. company guaranty sr. unsec. sub.
notes 8 1/4s, 2011	205,000	197,825
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015	80,000	32,800
UCI Holdco, Inc. sr. unsec. notes FRN 11.789s, 2013
(PIK)	53,712	40,821
United Auto Group, Inc. company guaranty 7 3/4s, 2016	40,000	28,600
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009
(In default) (NON)	110,000	3,300
Vertis, Inc. 144A unsec. sub. notes 13 1/2s, 2009 (In
default) (NON)	5,000	50
Vulcan Materials Co. sr. unsec. unsub. notes 5.6s, 2012	50,000	48,955
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014	85,000	72,463
Yankee Acquisition Corp. company guaranty Ser. B,
8 1/2s, 2015	30,000	21,750
		3,427,413

Consumer Staples (1.8%)
Adelphia Communications Corp. escrow bonds zero %, 2010	55,000	2,200
Affinion Group, Inc. company guaranty 11 1/2s, 2015	35,000	32,550
Affinion Group, Inc. company guaranty 10 1/8s, 2013	55,000	51,700
Affinity Group, Inc. sr. sub. notes 9s, 2012	55,000	40,700
AMC Entertainment, Inc. company guaranty 11s, 2016	60,000	59,100
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	20,000	17,200
Avis Budget Car Rental, LLC company guaranty 7 3/4s,
2016	30,000	18,750
Avis Budget Car Rental, LLC company guaranty 7 5/8s,
2014	20,000	12,650
British Sky Broadcasting PLC company guaranty 6 7/8s,
2009 (United Kingdom)	545,000	544,875
Buffets, Inc. company guaranty 12 1/2s, 2014 (In
default) (NON)	15,000	150
Campbell Soup Co. debs. 8 7/8s, 2021	50,000	64,217
CCH II, LLC sr. unsec. notes 10 1/4s, 2010	84,000	75,600
CCH II, LLC sr. unsec. notes Ser. B, 10 1/4s, 2010	101,000	90,395
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014	35,000	26,950
Chiquita Brands International, Inc. sr. unsec. unsub.
notes 8 7/8s, 2015	5,000	4,050
Church & Dwight Co., Inc. company guaranty 6s, 2012	40,000	37,800
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)	65,000	62,481
Clear Channel Communications, Inc. sr. unsec. notes
7.65s, 2010	174,000	156,600
Clear Channel Communications, Inc. sr. unsec. notes
5 1/2s, 2014	10,000	3,100
ConAgra Foods, Inc. unsec. notes 7 7/8s, 2010	160,000	168,848
Cox Communications, Inc. notes 7 1/8s, 2012	35,000	35,660
Cox Communications, Inc. 144A notes 5 7/8s, 2016	55,000	52,286
Cox Enterprises, Inc. 144A notes 7 7/8s, 2010	35,000	36,316
CSC Holdings, Inc. debs. Ser. B, 8 1/8s, 2009	125,000	123,750
CSC Holdings, Inc. sr. notes 6 3/4s, 2012	5,000	4,581
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011	5,000	4,800
CVS Caremark, Corp. sr. unsec. FRN 6.302s, 2037	100,000	79,851
CVS Caremark, Corp. 144A pass-through certificates
6.117s, 2013	90,521	90,762
Dean Foods Co. company guaranty 7s, 2016	30,000	26,100
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	10,000	9,900
Delhaize Group sr. unsub. notes 6 1/2s, 2017 (Belgium)	35,000	33,151
Diageo Capital PLC company guaranty 5 3/4s, 2017
(United Kingdom)	55,000	52,779
Diageo Capital PLC company guaranty 5.2s, 2013 (United
Kingdom)	25,000	24,877

Diageo PLC company guaranty 8s, 2022	40,000	42,974
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015	185,000	162,800
DirecTV Holdings, LLC 144A sr. notes 7 5/8s, 2016	25,000	22,625
Dole Food Co. sr. notes 8 5/8s, 2009	42,000	40,110
Echostar DBS Corp. company guaranty 6 5/8s, 2014	5,000	4,013
Echostar DBS Corp. sr. notes 6 3/8s, 2011	145,000	133,400
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014	55,000	50,050
Estee Lauder Cos., Inc. (The) sr. unsec. notes 6s, 2037	65,000	56,291
Estee Lauder Cos., Inc. (The) sr. unsec. notes 5.55s,
2017	15,000	14,279
Hertz Corp. company guaranty 8 7/8s, 2014	65,000	56,063
Idearc, Inc. company guaranty 8s, 2016	120,000	32,700
Jarden Corp. company guaranty 7 1/2s, 2017	35,000	29,138
Kellogg Co. sr. unsub. 5 1/8s, 2012	10,000	9,982
Kroger Co. company guaranty 6.4s, 2017	55,000	52,736
Liberty Media Corp. debs. 8 1/4s, 2030	50,000	33,739
McDonald's Corp. sr. unsec. bond 6.3s, 2037	40,000	38,808
McDonald's Corp. sr. unsec. bond 5.8s, 2017	20,000	18,644
News America Holdings, Inc. company guaranty 7 3/4s,
2024	50,000	49,773
News America Holdings, Inc. debs. 7 3/4s, 2045	165,000	155,014
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014	35,000	33,250
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty stepped-coupon zero % (12 1/2s, 8/1/11), 2016
(STP)	30,000	19,500
OSI Restaurant Partners, Inc. company guaranty 10s,
2015	20,000	8,900
Pilgrim's Pride Corp. sr. unsec. notes 7 5/8s, 2015	5,000	3,150
Pinnacle Foods Finance LLC sr. notes 9 1/4s, 2015	20,000	16,300
Pinnacle Foods Finance LLC sr. sub. notes 10 5/8s, 2017	20,000	15,000
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	45,000	42,750
R.H. Donnelley Corp. sr. unsec. unsub. notes 8 7/8s,
2017	1,000	340
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012	45,000	45,000
Reynolds American, Inc. company guaranty 7 1/4s, 2013	55,000	56,518
Rite Aid Corp. company guaranty 9 3/8s, 2015	33,000	17,325
Rite Aid Corp. sec. notes 7 1/2s, 2017	40,000	30,400
Sara Lee Corp. sr. unsec. unsub. notes 6 1/4s, 2011	50,000	50,419
Sirius Satellite Radio, Inc. sr. unsec. notes 9 5/8s,
2013	40,000	21,200
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015	60,000	25,800
Spectrum Brands, Inc. sr. unsec. sub. notes company
guaranty stepped-coupon 11 1/2s (12s, 10/2/08), 2013
(STP) (PIK)	30,000	19,200
Supervalu, Inc. sr. notes 7 1/2s, 2014	40,000	38,800
TCI Communications, Inc. company guaranty 7 7/8s, 2026	215,000	207,020
TCI Communications, Inc. debs. 9.8s, 2012	20,000	21,868
Tesco PLC 144A sr. unsec. unsub. notes 6.15s, 2037
(United Kingdom)	100,000	82,110
Time Warner, Inc. debs. 9.15s, 2023	40,000	41,456
Time Warner, Inc. debs. 9 1/8s, 2013	130,000	136,499
United Rentals NA, Inc. company guaranty 6 1/2s, 2012	72,000	60,120
Universal City Florida Holding Co. sr. notes 8 3/8s,
2010	45,000	43,425
Universal Corp. MTNC notes 5.2s, 2013	460,000	445,232
Univision Communications, Inc. 144A company guaranty
unsec. notes 9 3/4s, 2015 (PIK)	30,000	13,950
Viacom, Inc. sr. notes 5 3/4s, 2011	30,000	29,145
Young Broadcasting, Inc. company guaranty 10s, 2011	30,000	4,350
Yum! Brands, Inc. sr. unsec. unsub. 6 1/4s, 2018	50,000	46,362
		4,623,257

Energy (0.9%)
Anadarko Petroleum Corp. sr. notes 5.95s, 2016	18,000	15,929
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	115,000	108,100
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017	50,000	39,500
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	110,000	106,425
Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013	45,000	42,975
Complete Production Services, Inc. company guaranty
8s, 2016	60,000	57,000
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)	70,000	61,425
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	40,000	36,200
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)	25,000	24,000
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	40,000	36,800
Dresser-Rand Group, Inc. company guaranty 7 3/8s, 2014	5,000	4,650
El Paso Natural Gas Co. sr. unsec. notes 5.95s, 2017	10,000	8,848
Encore Acquisition Co. sr. sub. notes 6s, 2015	79,000	62,805
Enterprise Products Operating LP company guaranty FRB
8 3/8s, 2066	35,000	32,444
Enterprise Products Operating LP company guaranty FRB
7.034s, 2068	35,000	28,218
EOG Resources, Inc. sr. unsec. notes 5 7/8s, 2017	40,000	37,612
Forest Oil Corp. sr. notes 8s, 2011	65,000	65,000
Gaz Capital SA 144A sr. unsec. 6.51s, 2022 (Luxembourg)	100,000	72,000
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)	45,000	36,450
Helix Energy Solutions Group, Inc. 144A sr. unsec.

notes 9 1/2s, 2016	70,000	65,450
Hess Corp. bonds 7 7/8s, 2029	25,000	24,436
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr.
unsec. notes 7 3/4s, 2015	15,000	12,900
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014	10,000	9,125
Inergy LP/Inergy Finance Corp. sr. unsec. notes
6 7/8s, 2014	85,000	74,375
Kerr-McGee Corp. sec. notes 6.95s, 2024	50,000	47,265
Key Energy Services, Inc. 144A sr. notes 8 3/8s, 2014	25,000	24,000
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	15,000	15,180
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	30,000	26,925
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014	40,000	36,000
Nexen, Inc. unsec. unsub. notes 6.4s, 2037 (Canada)	35,000	27,709
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	35,000	31,325
OPTI Canada, Inc. company guaranty sr. sec. notes
8 1/4s, 2014 (Canada)	40,000	35,800
Peabody Energy Corp. company guaranty 7 3/8s, 2016	110,000	105,600
Peabody Energy Corp. sr. notes 5 7/8s, 2016	50,000	46,250
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013	55,000	51,700
PetroHawk Energy Corp. 144A sr. unsec. unsub. notes
7 7/8s, 2015	40,000	34,800
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018	20,000	19,200
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015	5,000	4,600
Plains Exploration & Production Co. company guaranty
7s, 2017	40,000	34,800
Premcor Refining Group, Inc. sr. notes 7 1/2s, 2015	80,000	76,264
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014	60,000	57,300
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016	30,000	24,450
Sabine Pass LNG LP sec. notes 7 1/2s, 2016	100,000	78,000
SandRidge Energy, Inc. sr. notes 8s, 2018	75,000	64,500
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. FRN 6.416s, 2014	15,000	14,105
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. notes 8 5/8s, 2015 (PIK)	45,000	39,825
Stallion Oilfield Services/Stallion Oilfield Finance
Corp. 144A sr. unsec. notes 9 3/4s, 2015	70,000	44,100
Sunoco, Inc. notes 4 7/8s, 2014	30,000	28,383
Targa Resources, Inc. company guaranty sr. unsec.
notes 8 1/2s, 2013	70,000	61,950
Tesoro Corp. company guaranty 6 1/2s, 2017	60,000	48,000
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.8s, 2037	15,000	13,477
Weatherford International, Inc. company guaranty
sr.unsec. unsub. bonds 6.35s, 2017	25,000	23,138
Weatherford International, Ltd. company guaranty
6 1/2s, 2036	40,000	34,482
Weatherford International, Ltd. sr. notes 5 1/2s, 2016	20,000	18,331
Whiting Petroleum Corp. company guaranty 7s, 2014	30,000	25,500
Williams Cos., Inc. (The) sr. unsec. notes 7 5/8s, 2019	75,000	73,875
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	10,000	9,800
		2,339,301

Financial (1.9%)
American International Group, Inc. jr. sub. bond
6 1/4s, 2037	125,000	18,125
Ameriprise Financial, Inc. jr. sub. FRN 7.518s, 2066	80,000	60,835
Amvescap PLC company guaranty 5 5/8s, 2012	30,000	29,060
Bank of New York Mellon Corp. (The) sr. unsec. unsub.
notes Ser. G, 4.95s, 2012	35,000	33,279
BankAmerica Capital III bank guaranty jr. unsec. FRN
Ser. *, 3.361s, 2027	115,000	85,526
Bear Stearns Cos., Inc. (The) notes Ser. MTN, 6.95s,
2012	105,000	106,063
Bosphorus Financial Services, Ltd. 144A sec. sr. notes
FRN 4.604s, 2012 (Cayman Islands)	87,500	84,465
Capital One Financial Corp. sr. unsec. unsub. notes
FRN Ser. MTN, 3.097s, 2009	45,000	41,800
CIT Group, Inc. jr. sub. FRN 6.1s, 2067	195,000	71,175
CIT Group, Inc. sr. notes 5.4s, 2013	10,000	5,573
CIT Group, Inc. sr. notes 5s, 2014	45,000	25,455
Citigroup, Inc. sr. notes 6 1/2s, 2013	5,000	4,444
Citigroup, Inc. sr. unsec. bonds 6 7/8s, 2038	41,000	34,606
Citigroup, Inc. sub. notes 5s, 2014	79,000	60,570
CNA Financial Corp. unsec. notes 6 1/2s, 2016	35,000	32,323
CNA Financial Corp. unsec. notes 6s, 2011	35,000	34,896
Credit Suisse Guernsey Ltd. jr. sub. FRN 5.86s, 2049
(Guernsey)	84,000	63,594
Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	55,000	42,126
Developers Diversified Realty Corp. unsec. notes
5 3/8s, 2012 (R)	20,000	18,184
Dresdner Funding Trust I 144A bonds 8.151s, 2031	100,000	76,822
Duke Realty LP sr. unsec. notes 6 1/2s, 2018	25,000	22,620
E*Trade Financial Corp. sr. unsec. notes 8s, 2011	25,000	21,750
Equity One, Inc. notes 5 3/8s, 2015 (R)	35,000	29,803
Erac USA Finance Co. 144A company guaranty 6 3/8s, 2017	65,000	51,664
Fleet Capital Trust V bank guaranty FRN 3.876s, 2028	170,000	128,635

Fund American Cos., Inc. notes 5 7/8s, 2013	65,000	50,832
GATX Financial Corp. notes 5.8s, 2016	25,000	24,228
General Electric Capital Corp. sr. unsec. 5 5/8s, 2017	185,000	158,776
General Electric Capital Corp. sub. notes FRN 6 3/8s,
2067	100,000	80,917
GMAC, LLC sr. unsec. unsub. notes 7 3/4s, 2010	40,000	23,951
GMAC, LLC sr. unsec. unsub. notes 7s, 2012	55,000	23,650
GMAC, LLC sr. unsec. unsub. notes 6 7/8s, 2012	95,000	37,760
GMAC, LLC sr. unsec. unsub. notes 6 7/8s, 2011	125,000	55,773
GMAC, LLC sr. unsec. unsub. notes 6 3/4s, 2014	67,000	25,716
GMAC, LLC sr. unsec. unsub. notes 6 5/8s, 2012	10,000	4,200
GMAC, LLC sr. unsec. unsub. notes FRN 5.011s, 2014	15,000	6,804
GMAC, LLC sr. unsec. unsub. notes FRN 4.054s, 2009	170,000	122,993
Goldman Sachs Group, Inc. (The) sr. notes 5.45s, 2012	70,000	62,300
Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037	180,000	126,000
Health Care REIT, Inc. sr. notes 6s, 2013 (R)	20,000	19,017
Highwood Properties, Inc. sr. unsec. bonds 5.85s, 2017
(R)	60,000	48,129
Hospitality Properties Trust notes 6 3/4s, 2013 (R)	35,000	31,917
HRPT Properties Trust bonds 5 3/4s, 2014 (R)	25,000	22,155
HRPT Properties Trust notes 6 1/4s, 2016 (R)	25,000	21,562
HSBC Finance Capital Trust IX FRN 5.911s, 2035	200,000	150,225
HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United
Kingdom)	255,000	216,869
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015	10,000	7,900
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014	10,000	8,900
ILFC E-Capital Trust II 144A FRB 6 1/4s, 2065	110,000	44,000
iStar Financial, Inc. sr. unsec. notes Ser. B, 4 7/8s,
2009 (R)	175,000	105,000
JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	75,000	58,152
JPMorgan Chase Capital XXV bonds 6.8s, 2037	85,000	65,157
Lehman Brothers E-Capital Trust I FRN 3.589s, 2065 (In
default) (NON)	285,000	29
Lender Processing Services, Inc. 144A sr. unsec. notes
8 1/8s, 2016	163,000	158,925
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015	15,000	14,588
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017	30,000	27,300
Liberty Mutual Group 144A company guaranty FRB
10 3/4s, 2058	145,000	109,526
Liberty Mutual Insurance 144A notes 7.697s, 2097	100,000	80,176
Lincoln National Corp. jr. unsec. sub. deb. FRB 7s,
2066	40,000	30,503
Lincoln National Corp. sr. unsec. notes 6.3s, 2037	35,000	28,834
Loews Corp. notes 5 1/4s, 2016	25,000	24,065
Marsh & McLennan Cos., Inc. sr. unsec. notes 6 1/4s,
2012	95,000	94,431
Marsh & McLennan Cos., Inc. sr. unsec. notes 5 3/8s,
2014	60,000	55,563
Merrill Lynch & Co., Inc. notes 5.45s, 2013	45,000	39,458
Merrill Lynch & Co., Inc. notes FRN Ser. MTN, 3s, 2011	50,000	43,203
MetLife Capital Trust X 144A collateral trust FRB
9 1/4s, 2068	200,000	194,377
MetLife, Inc. sr. unsec. notes Ser. A, 6.817s, 2018	135,000	127,738
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	25,000	25,282
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	30,000	30,920
Nationwide Health Properties, Inc. unsec. notes
6 1/4s, 2013 (R)	75,000	74,678
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	45,000	46,170
Nuveen Investments, Inc. sr. notes 5 1/2s, 2015	25,000	12,500
Nuveen Investments, Inc. 144A sr. notes 10 1/2s, 2015	25,000	19,250
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	60,000	64,461
Prudential Financial, Inc. jr. unsec. sub. notes FRN
8 7/8s, 2038	95,000	86,646
Prudential Holdings LLC 144A bonds 8.695s, 2023	100,000	115,608
Regency Centers LP sr. unsec. 5 7/8s, 2017	40,000	35,385
Rouse Co. (The) notes 7.2s, 2012 (R)	30,000	21,319
Rouse Co., LP (The) / TRC Property Holdings, Inc. 144A
sr. unsec. unsub. notes 6 3/4s, 2013 (R)	30,000	20,400
Royal Bank of Scotland Group PLC jr. sub. notes FRN
Ser. MTN, 7.64s, 2049 (United Kingdom)	100,000	79,939
Simon Property Group LP unsub. bonds 5 3/4s, 2015 (R)	17,000	16,066
SLM Corp. notes Ser. MTNA, 4 1/2s, 2010	140,000	106,400
Sovereign Bancorp, Inc. sr. notes 4.8s, 2010	35,000	27,631
State Street Capital Trust IV company guaranty jr.
unsec. sub. bond FRB 3.819s, 2037	75,000	49,469
Travelers Cos., Inc. (The) sr. unsec. notes 6 1/4s,
2037	45,000	38,407
Unitrin, Inc. sr. notes 6s, 2017	45,000	37,789
USI Holdings Corp. 144A sr. unsec. notes FRN 6.679s,
2014	5,000	3,800
VTB Capital SA 144A notes 6 7/8s, 2018 (Luxembourg)	192,000	147,600
Wells Fargo & Co. sr. notes 4 3/8s, 2013	125,000	114,903
Westfield Group sr. notes 5.7s, 2016 (Australia)	40,000	34,462
Westpac Capital Trust III 144A sub. notes FRN 5.819s,
2049 (Australia)	60,000	52,393
Willis Group North America, Inc. company guaranty
6.2s, 2017	35,000	30,431
		5,106,901

Health Care (0.7%)

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	245,000	223,687
AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United
Kingdom)	105,000	103,386
Community Health Systems, Inc. company guaranty
8 7/8s, 2015	95,000	90,250
DaVita, Inc. company guaranty 6 5/8s, 2013	55,000	52,250
Elan Finance PLC/Elan Finance Corp. company guaranty
7 3/4s, 2011 (Ireland)	65,000	60,044
HCA, Inc. company guaranty sr. sec. notes 9 5/8s, 2016
(PIK)	30,000	28,500
HCA, Inc. sr. sec. notes 9 1/4s, 2016	75,000	72,938
HCA, Inc. sr. sec. notes 9 1/8s, 2014	30,000	29,175
HCA, Inc. sr. unsec. notes 7 7/8s, 2011	132,000	127,380
Health Management Associates, Inc. sr. notes 6 1/8s,
2016	15,000	12,000
Healthsouth Corp. company guaranty 10 3/4s, 2016	25,000	25,250
Hospira, Inc. sr. notes 6.05s, 2017	25,000	23,836
Hospira, Inc. sr. notes 5.55s, 2012	45,000	44,975
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes
8 3/4s, 2014	20,000	18,900
Omnicare, Inc. company guaranty 6 3/4s, 2013	20,000	18,150
Omnicare, Inc. sr. sub. notes 6 7/8s, 2015	10,000	8,900
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	50,000	44,875
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015	45,000	41,850
Select Medical Corp. company guaranty 7 5/8s, 2015	203,000	164,430
Service Corporation International sr. unsec. unsub.
notes 6 3/4s, 2016	80,000	68,400
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	60,000	56,400
Sun Healthcare Group, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2015	35,000	33,425
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017	15,000	11,250
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)	15,000	13,050
Tenet Healthcare Corp. notes 7 3/8s, 2013	65,000	59,150
Tenet Healthcare Corp. sr. notes 9 1/4s, 2015	5,000	4,725
Tenet Healthcare Corp. sr. unsec. unsub. notes 6 3/8s,
2011	64,000	59,040
UnitedHealth Group, Inc. sr. unsec. notes 6 7/8s, 2038	20,000	17,880
UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018	35,000	31,661
UnitedHealth Group, Inc. sr. unsec. notes 5 1/2s, 2012	45,000	43,019
US Oncology Holdings, Inc. sr. unsec. notes FRN
8.334s, 2012 (PIK)	21,000	16,170
US Oncology, Inc. company guaranty 9s, 2012	40,000	40,000
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	50,000	48,250
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	50,000	52,125
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	25,000	23,625
		1,768,946

Other (0.2%)
Dow Jones CDX NA HY pass-through certificates Ser.
5-T1, 8 3/4s, 2010	384,000	392,640

Technology (0.7%)
Activant Solutions, Inc. company guaranty 9 1/2s, 2016	15,000	11,100
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	58,000	44,660
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013	53,000	45,315
Arrow Electronics, Inc. debs. 7 1/2s, 2027	35,000	32,444
Avnet, Inc. notes 6s, 2015	35,000	33,719
Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)	20,000	19,400
Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)	20,000	18,200
Ceridian Corp. 144A sr. unsec. notes 11 1/4s, 2015	40,000	33,000
Compucom Systems, Inc. sr. sub. notes 12 1/2s, 2015	30,000	26,700
Computer Sciences Corp. 144A sr. unsec. notes 6 1/2s,
2018	435,000	417,807
Fiserv, Inc. sr. unsec. unsub. notes company guaranty
6.8s, 2017	45,000	43,427
Fiserv, Inc. sr. unsec. unsub. notes company guaranty
6 1/8s, 2012	45,000	43,635
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014	60,000	41,400
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016	45,000	28,800
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 9 1/8s, 2014 (PIK)	45,000	28,350
IBM Corp. sr. unsec. notes 5.7s, 2017	100,000	96,554
Iron Mountain, Inc. company guaranty 8 3/4s, 2018	15,000	15,225
Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020	95,000	92,388
Lucent Technologies, Inc. unsec. debs. 6.45s, 2029	45,000	27,450
Motorola, Inc. sr. unsec. notes 6 5/8s, 2037	60,000	43,737
Motorola, Inc. sr. unsec. notes 6s, 2017	30,000	25,346
Nortel Networks, Ltd. company guaranty sr. unsec.
notes 10 3/4s, 2016 (Canada)	15,000	9,188
Nortel Networks, Ltd. company guaranty sr. unsec.
notes FRN 7.041s, 2011 (Canada)	40,000	26,700
Nortel Networks, Ltd. 144A sr. unsecd. notes company

guaranty 10 3/4s, 2016 (Canada)	274,000	167,825
NXP BV/NXP Funding, LLC sec. notes 7 7/8s, 2014
(Netherlands)	75,000	50,250
Open Solutions, Inc. 144A sr. sub. notes 9 3/4s, 2015	15,000	9,750
Sanmina Corp. company guaranty sr. unsec. sub. notes
6 3/4s, 2013	65,000	56,875
Sanmina Corp. sr. unsec. sub. notes 8 1/8s, 2016	100,000	85,000
Seagate Technology Hdd Holdings company guaranty 6.8s,
2016 (Cayman Islands)	20,000	17,035
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015	22,000	19,085
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	88,000	79,200
Travelport LLC company guaranty 9 7/8s, 2014	50,000	40,750
Tyco Electronics Group SA sr. unsec. notes company
guaranty 6s, 2012 (Luxembourg)	65,000	64,060
Unisys Corp. sr. unsec. unsub. notes 12 1/2s, 2016	46,000	43,700
Xerox Corp. sr. notes 6.4s, 2016	60,000	55,877
		1,893,952

Transportation (0.1%)
American Airlines, Inc. pass-through certificates Ser.
01-1, 6.817s, 2011	10,000	8,150
American Airlines, Inc. pass-through certificates Ser.
01-2, 7.858s, 2011	25,000	21,875
Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018	12,456	11,179
Continental Airlines, Inc. pass-through certificates
Ser. 98-1A, 6.648s, 2017	59,502	54,296
Northwest Airlines Corp. pass-through certificates
Ser. 00-1, 7.15s, 2019	91,642	77,438
Southwest Airlines Co. pass-through certificates
6.15s, 2022	29,002	27,587
Union Pacific Corp. sr. unsec. bond 5.7s, 2018	35,000	32,915
Union Pacific Corp. sr. unsub. notes 5 3/4s, 2017	45,000	41,652
United AirLines, Inc. pass-through certificates
6.636s, 2022	38,058	29,305
		304,397

Utilities & Power (1.4%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	40,000	38,668
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017	15,000	13,538
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	61,000	61,610
American Water Capital Corp. sr. unsec. bonds 6.593s,
2037	25,000	22,332
American Water Capital Corp. sr. unsec. bonds 6.085s,
2017	30,000	27,749
Appalachian Power Co. sr. notes 5.8s, 2035	25,000	19,994
Arizona Public Services Co. notes 6 1/2s, 2012	50,000	49,732
Atmos Energy Corp. sr. unsub. notes 6.35s, 2017	55,000	51,755
Beaver Valley II Funding debs. 9s, 2017	59,000	63,075
Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	85,000	81,285
Bruce Mansfield Unit pass-through certificates 6.85s,
2034	140,000	139,039
CenterPoint Energy Houston Electric, LLC general ref.
mtge. Ser. M2, 5 3/4s, 2014	5,000	4,639
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	50,000	51,371
CMS Energy Corp. sr. notes 8 1/2s, 2011	25,000	25,580
Colorado Interstate Gas Co. debs. 6.85s, 2037	10,000	8,058
Commonwealth Edison Co. 1st mtge. 6.15s, 2017	15,000	14,231
Commonwealth Edison Co. 1st mtge. 5.9s, 2036	70,000	57,056
Consolidated Natural Gas Co. sr. notes 5s, 2014	45,000	41,453
Dayton Power & Light Co. (The) 1st mtge. 5 1/8s, 2013	34,000	33,777
Dominion Resources, Inc. jr. sub. notes FRN 6.3s, 2066	125,000	110,025
Dominion Resources, Inc. sr. unsec. unsub. notes Ser.
07-A, 6s, 2017	25,000	23,691
Dynegy Holdings, Inc. sr. unsec. notes 8 3/8s, 2016	45,000	39,150
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	40,000	36,000
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	15,000	14,100
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	20,000	19,200
Edison Mission Energy sr. unsec. notes 7.2s, 2019	35,000	30,800
Edison Mission Energy sr. unsec. notes 7s, 2017	25,000	22,500
El Paso Corp. sr. notes Ser. MTN, 7 3/4s, 2032	35,000	29,293
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	45,000	41,457
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014	65,000	52,975
FirstEnergy Corp. notes Ser. B, 6.45s, 2011	430,000	432,051
Florida Power Corp. 1st mtge. 6.35s, 2037	50,000	46,999
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	25,000	25,431
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016	35,000	33,425
ITC Holdings Corp. 144A notes 5 7/8s, 2016	50,000	47,111
ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	35,000	32,453
Kansas Gas & Electric bonds 5.647s, 2021	18,718	17,687
Kinder Morgan, Inc. notes 6s, 2017	35,000	31,632
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	25,000	24,063
MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	110,000	92,519
MidAmerican Energy Holdings Co. sr. unsec. bond
6 1/2s, 2037	50,000	43,868
Mirant North America, LLC company guaranty 7 3/8s, 2013	80,000	75,200
National Fuel Gas Co. notes 5 1/4s, 2013	30,000	28,868
Nevada Power Co. general ref. mtge. Ser. L, 5 7/8s,

2015	25,000	23,617
Northwestern Corp. sec. notes 5 7/8s, 2014	50,000	47,785
NRG Energy, Inc. company guaranty 7 3/8s, 2017	20,000	18,200
NRG Energy, Inc. sr. notes 7 3/8s, 2016	135,000	121,500
Oncor Electric Delivery Co. debs. 7s, 2022	11,000	9,236
Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	45,000	38,382
PacifiCorp Sinking Fund 1st mtge. 6 1/4s, 2037	30,000	27,228
PNM Resources, Inc. unsec. unsub. notes 9 1/4s, 2015	71,000	69,935
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	50,000	48,055
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012	52,790	54,623
PPL Energy Supply LLC bonds Ser. A, 5.7s, 2015	30,000	27,280
PSEG Energy Holdings, Inc. sr. notes 8 1/2s, 2011	45,000	45,554
Public Service Co. of Colorado sr. notes Ser. A,
6 7/8s, 2009	45,000	45,902
Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s,
2067	70,000	59,150
Sierra Pacific Power Co. general ref. mtge. Ser. P,
6 3/4s, 2037	115,000	103,040
Sierra Pacific Resources sr. unsec. notes 8 5/8s, 2014	25,000	25,604
Southern California Edison Co. 1st mtge. Ser. 06-E,
5.55s, 2037	45,000	38,987
Southern California Edison Co. notes 6.65s, 2029	55,000	51,739
Southern Natural Gas. Co. 144A notes 5.9s, 2017	25,000	22,051
Spectra Energy Capital, LLC sr. notes 8s, 2019	45,000	46,402
Taqa Abu Dhabi National Energy sr. unsec. notes
7 1/4s, 2018 (United Arab Emirates)	180,000	174,530
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 7.2s, 2011	135,000	137,571
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 6 3/4s, 2015	5,000	4,789
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs.
7 1/2s, 2017	10,000	9,741
TEPPCO Partners LP company guaranty FRB 7s, 2067	35,000	29,382
Texas Competitive Electric Holdings Co., LLC company
guaranty 10 1/4s, 2015	105,000	94,763
TransAlta Corp. notes 5 3/4s, 2013 (Canada)	30,000	28,730
TransCanada Pipelines, Ltd. jr. sub. FRN 6.35s, 2067
(Canada)	30,000	23,732
TXU Corp. sr. notes Ser. P, 5.55s, 2014	90,000	67,163
West Penn Power Co. 1st mtge. 5.95s, 2017	75,000	73,041
Westar Energy, Inc. 1st mtge. 5.15s, 2017	5,000	4,507
Westar Energy, Inc. 1st mtge. 5.1s, 2020	35,000	30,035
Williams Partners LP/ Williams Partners Finance Corp.
sr. unsec. notes 7 1/4s, 2017	15,000	13,950
		3,771,644

Total corporate bonds and notes (cost $35,014,224)		$30,174,102

COMMODITY LINKED NOTES (0.5%)(a) (cost $1,485,000)
	Principal
	amount	Value

UBS AG 144A Total Return Notes (Indexed to the UBS
Bloomberg Constant Maturity Commodity Index) 9/30/09
(United Kingdom)	$14,850	$1,399,382

ASSET-BACKED SECURITIES (3.6%)(a)
	Principal
	amount	Value

Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 3.357s, 2036	$62,000	$34,410
FRB Ser. 06-HE3, Class A2C, 3.357s, 2036	75,000	44,370
Ace Securities Corp. 144A Ser. 03-MH1, Class M2,
6 1/2s, 2030	29,791	25,918
Aegis Asset Backed Securities Trust 144A Ser. 04-6N,
Class Note, 4 3/4s, 2035	2,980	--
AFC Home Equity Loan Trust Ser. 99-2, Class 1A,
3.617s, 2029	119,368	52,528
American Express Credit Account Master Trust 144A Ser.
04-C, Class C, 2.988s, 2012	13,650	13,180
Ameriquest Mortgage Securities, Inc. FRB Ser. 06-R1,
Class M10, 5.707s, 2036	54,000	2,063
Argent Securities, Inc. FRB Ser. 06-W4, Class A2C,
3.367s, 2036	133,000	80,465
Asset Backed Funding Certificates FRB Ser. 05-WMC1,
Class M1, 3.647s, 2035	60,000	45,000
Asset Backed Funding Corp. NIM Trust 144A FRB Ser.
05-OPT1, Class B1, 5.707s, 2035	25,000	593
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 3.397s, 2036	26,067	19,287
FRB Ser. 06-HE4, Class A5, 3.367s, 2036	98,000	79,380
FRB Ser. 06-HE7, Class A4, 3.347s, 2036 (F)	42,000	26,115
BankAmerica Manufactured Housing Contract Trust Ser.
97-2, Class M, 6.9s, 2028	52,000	65,364
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	39,000	37,586
Bayview Financial Acquisition Trust
FRB Ser. 04-D, Class A, 4.099s, 2044	49,655	41,904
Ser. 04-B, Class A1, 3.47s, 2039	238,779	194,829
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M, 4.557s, 2038	23,856	17,415
FRB Ser. 03-SSRA, Class A, 3.907s, 2038	23,856	19,383
FRB Ser. 04-SSRA, Class A1, 3.807s, 2039	32,189	23,256
Bear Stearns Asset Backed Securities, Inc.

FRB Ser. 03-3, Class A2, 3.797s, 2043	72,172	64,059
FRB Ser. 03-1, Class A1, 3.707s, 2042	62,444	52,194
FRB Ser. 05-3, Class A1, 3.657s, 2035	37,881	33,993
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030	280,719	180,044
Ser. 00-A, Class A2, 7.575s, 2030	49,052	26,774
Ser. 99-B, Class A-5, 7.44s, 2020	184,129	106,795
Ser. 99-B, Class A3, 7.18s, 2015	186,704	113,131
Ser. 99-B, Class A2, 6.975s, 2012	6,438	3,863
Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033	92,833	7,196
Ser. 00-4, Class A6, 8.31s, 2032	451,293	335,319
Ser. 00-5, Class A7, 8.2s, 2032	123,000	88,535
Ser. 00-5, Class A6, 7.96s, 2032	303,694	231,627
Ser. 02-1, Class M1F, 7.954s, 2033	67,000	59,841
Ser. 02-2, Class M1, 7.424s, 2033	32,000	26,461
Ser. 01-4, Class A4, 7.36s, 2033	216,165	186,968
Ser. 00-6, Class A5, 7.27s, 2031	63,937	54,954
Ser. 01-1, Class A5, 6.99s, 2032	741,398	679,567
Ser. 01-3, Class A4, 6.91s, 2033	81,704	70,503
Ser. 02-1, Class A, 6.681s, 2033	112,204	107,592
FRB Ser. 02-1, Class M1A, 5.77s, 2033	356,000	258,912
Countrywide Asset Backed Certificates FRB Ser. 04-6,
Class 2A5, 3.597s, 2034	51,684	41,864
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031	100,000	74,913
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 3.747s, 2035	32,000	29,165
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 3.357s, 2036	97,000	59,403
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 3.537s, 2036	137,000	98,640
FRB Ser. 06-2, Class 2A3, 3.377s, 2036	230,000	167,900
GE Corporate Aircraft Financing, LLC 144A Ser. 04-1A,
Class B, 4.057s, 2018	11,426	10,055
GEBL 144A
Ser. 04-2, Class D, 5.238s, 2032	67,765	15,586
Ser. 04-2, Class C, 3.338s, 2032	67,765	42,861
Granite Mortgages PLC FRB Ser. 03-3, Class 1C, 4.236s,
2044 (United Kingdom)	47,743	45,678
Green Tree Financial Corp.
Ser. 94-4, Class B2, 8.6s, 2019	83,564	51,041
Ser. 96-5, Class M1, 8.05s, 2027	33,057	28,101
Ser. 96-6, Class M1, 7.95s, 2027	173,000	140,245
Ser. 99-5, Class A5, 7.86s, 2030	432,105	368,007
Ser. 97-2, Class A7, 7.62s, 2028	10,263	10,393
Ser. 96-2, Class M1, 7.6s, 2026	98,000	77,778
Ser. 97-6, Class A9, 7.55s, 2029	29,843	29,264
Ser. 97-4, Class A7, 7.36s, 2029	52,504	52,447
Ser. 96-10, Class M1, 7.24s, 2028	63,000	45,714
Ser. 97-6, Class M1, 7.21s, 2029	73,000	54,393
Ser. 97-3, Class A5, 7.14s, 2028	13,898	13,250
Ser. 97-6, Class A8, 7.07s, 2029	9,794	9,633
Ser. 98-4, Class A7, 6.87s, 2030	18,941	17,779
Ser. 97-7, Class A8, 6.86s, 2029	33,372	32,854
Ser. 93-3, Class B, 6.85s, 2018	12,026	10,286
Ser. 99-3, Class A7, 6.74s, 2031	19,000	17,812
Ser. 99-3, Class A6, 6 1/2s, 2031	4,938	4,930
Ser. 98-6, Class A7, 6.45s, 2030	11,771	11,588
Ser. 99-2, Class A7, 6.44s, 2030	69,830	59,937
Ser. 98-7, Class M1, 6.4s, 2030	20,000	11,576
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	643,162	551,654
Ser. 99-5, Class A4, 7.59s, 2028	68,675	67,302
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011	56,727	53,039
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 3.357s, 2036	342,000	209,543
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 3.303s, 2036 (Cayman Islands)	96,939	43,623
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
3.537s, 2036	69,000	42,435
Lehman ABS Manufactured Housing Contract Ser. 01-B,
Class M1, 6.63s, 2028	10,000	6,116
Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037	679,586	462,118
IFB Ser. 07-3, Class 4B, IO, 3.483s, 2037	254,534	16,626
FRB Ser. 07-6, Class 2A1, 3.417s, 2037	665,743	430,611
LNR CDO, Ltd. 144A FRB Ser. 03-1A, Class EFL, 6.19s,
2036 (Cayman Islands)	120,000	36,000
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012 (F)	294,729	235,055
Long Beach Mortgage Loan Trust
FRB Ser. 06-4, Class 2A4, 3.467s, 2036	66,000	31,832
FRB Ser. 06-1, Class 2A3, 3.397s, 2036	105,000	78,750
Marriott Vacation Club Owner Trust 144A
Ser. 04-1A, Class C, 5.265s, 2026	14,111	11,226
FRB Ser. 02-1A, Class A1, 3.888s, 2024	14,351	12,878
Mid-State Trust Ser. 11, Class B, 8.221s, 2038	36,758	27,855
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	10,158	9,105
Ser. 04-B, Class C, 3.93s, 2012	5,566	4,910
New Century Home Equity Loan Trust Ser. 03-5,
Class AI7, 5.15s, 2033	61,665	54,573
Novastar Home Equity Loan

FRB Ser. 06-1, Class A2C, 3.367s, 2036	82,000	67,650
FRB Ser. 06-2, Class A2C, 3.357s, 2036	82,000	57,154
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	60,423	47,444
Ser. 95-B, Class B1, 7.55s, 2021	26,028	16,537
Ser. 00-D, Class A3, 6.99s, 2022	10,927	10,870
Ser. 98-A, Class M, 6.825s, 2028	31,000	23,817
Ser. 01-E, Class A4, 6.81s, 2031	116,350	92,161
Ser. 99-B, Class A3, 6.45s, 2017	37,987	32,271
Ser. 01-E, Class A, IO, 6s, 2009	120,366	2,420
Ser. 01-D, Class A3, 5.9s, 2022	84,185	53,228
Ser. 02-C, Class A1, 5.41s, 2032	170,348	135,392
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030	58,203	47,405
Ocean Star PLC 144A FRB Ser. 05-A, Class D, 4.304s,
2012 (Ireland)	32,000	25,232
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 5.707s, 2035	10,000	275
Origen Manufactured Housing Ser. 04-B, Class A2,
3.79s, 2017	5,927	5,817
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 3.337s, 2036	128,000	71,680
Permanent Financing PLC FRB Ser. 4, Class 3C, 3.617s,
2042 (United Kingdom)	110,000	104,611
Pillar Funding PLC 144A
FRB Ser. 04-1A, Class C1, 3.816s, 2011 (United Kingdom)	116,000	100,385
FRB Ser. 04-2A, Class C, 3.699s, 2011 (United Kingdom)	100,000	82,233
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 3.397s, 2036	101,132	82,807
FRB Ser. 07-RZ1, Class A2, 3.367s, 2037	114,000	87,495
Residential Asset Securities Corp. 144A
FRB Ser. 05-KS10, Class B, 5.957s, 2035	50,768	508
Ser. 04-NT, Class Note, 4 1/2s, 2034 (In default) (NON)	4,095	123
Securitized Asset Backed Receivables, LLC FRB Ser.
07-NC2, Class A2B, 3.347s, 2037	107,000	62,595
SG Mortgage Securities Trust FRB Ser. 06-OPT2,
Class A3D, PO, 3.417s, 2036	139,000	59,770
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 3.377s, 2036	66,000	52,625
FRB Ser. 06-3, Class A3, 3.367s, 2036	344,000	275,647
Soundview Home Equity Loan Trust 144A FRB Ser.
05-CTX1, Class B1, 5.707s, 2035	29,000	870
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 3.467s, 2036	66,000	12,873
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
3.286s, 2015 (F)	242,811	216,822
TIAA Real Estate CDO, Ltd. 144A FRB Ser. 02-1A,
Class III, 7.6s, 2037	100,000	73,979
WFS Financial Owner Trust Ser. 05-1, Class D, 4.09s,
2012	470	468

Total asset-backed securities (cost $12,029,018)		$9,432,882

SENIOR LOANS (1.1%)(a)(c)
	Principal
	amount	Value

Basic Materials (0.1%)
Aleris International, Inc. bank term loan FRN Ser. B,
5 1/4s, 2013	$11,909	$9,488
Georgia-Pacific, LLC bank term loan FRN Ser. B,
4.544s, 2013	17,176	15,124
Graphic Packaging Corp. bank term loan FRN Ser. C,
5.981s, 2014	68,982	61,463
Huntsman International, LLC bank term loan FRN Ser. B,
5.459s, 2012	260,000	226,870
Momentive Performance Materials, Inc. bank term loan
FRN 6s, 2013	17,763	15,392
NewPage Holding Corp. bank term loan FRN 7s, 2014	17,865	16,173
		344,510

Capital Goods (0.2%)
Allied Waste Industries, Inc. bank term loan FRN
6.82s, 2012	70,606	67,832
Allied Waste Industries, Inc. bank term loan FRN
5.471s, 2012	98,801	94,919
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 2.601s, 2014	10,128	8,815
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 5.762s, 2014	196,383	170,924
Polypore, Inc. bank term loan FRN Ser. B, 6.03s, 2014	17,864	16,435
Sequa Corp. bank term loan FRN 6.812s, 2014	26,386	22,989
Transdigm, Inc. bank term loan FRN 5.21s, 2013	35,000	32,113
Wesco Aircraft Hardware Corp. bank term loan FRN
5.96s, 2013	18,000	16,234
		430,261

Communication Services (0.2%)
Alltel Communications, Inc. bank term loan FRN Ser.
B2, 5.316s, 2015	129,347	124,314
Alltel Communications, Inc. bank term loan FRN Ser.
B3, 4.997s, 2015	134,661	130,369
Cricket Communications, Inc. bank term loan FRN Ser.

B, 7.262s, 2013	17,863	16,961
Crown Castle International Corp. bank term loan FRN
5.376s, 2014	8,932	7,784
Fairpoint Communications, Inc. bank term loan FRN Ser.
B, 5 3/4s, 2015	100,000	81,875
Intelsat Corp. bank term loan FRN Ser. B2, 5.288s, 2011	5,969	5,392
Intelsat Corp. bank term loan FRN Ser. B2-A, 5.288s,
2013	5,971	5,394
Intelsat Corp. bank term loan FRN Ser. B2-C, 5.288s,
2013	5,969	5,392
Intelsat, Ltd. bank term loan FRN 6.883s, 2014
(Bermuda)	85,000	72,250
Level 3 Communications, Inc. bank term loan FRN
4.952s, 2014	18,000	15,075
MetroPCS Wireless, Inc. bank term loan FRN 5.4s, 2013	17,863	15,860
PAETEC Holding Corp. bank term loan FRN Ser. B1,
6.204s, 2013	17,508	14,619
Time Warner Telecom, Inc. bank term loan FRN Ser. B,
5.71s, 2013	17,864	16,851
West Corp. bank term loan FRN 5.813s, 2013	17,909	13,745
		525,881

Consumer Cyclicals (0.2%)
Allison Transmission bank term loan FRN Ser. B,
5.377s, 2014	17,619	14,491
Aramark Corp. bank term loan FRN 2.025s, 2014	1,075	928
Aramark Corp. bank term loan FRN Ser. B, 5.637s, 2014	16,925	14,602
Dana Corp. bank term loan FRN 6.771s, 2015	17,865	15,129
Dex Media West, LLC/Dex Media Finance Co. bank term
loan FRN Ser. B, 7.405s, 2014	50,000	43,000
Goodman Global Holdings, Inc. bank term loan FRN Ser.
B, 7.708s, 2011	191,405	187,341
Goodyear Tire & Rubber Co. (The) bank term loan FRN
4.54s, 2010	18,000	15,165
Harrah's Operating Co., Inc. bank term loan FRN Ser.
B2, 5.805s, 2015	17,910	14,391
Lear Corp bank term loan FRN 6.045s, 2013	17,946	13,803
National Bedding Co. bank term loan FRN 5.353s, 2011	7,960	6,089
Navistar Financial Corp. bank term loan FRN 5.695s,
2012	4,800	4,112
Navistar International Corp. bank term loan FRN
6.191s, 2012	13,200	11,308
Tropicana Entertainment bank term loan FRN Ser. B,
6 1/4s, 2011	145,000	96,788
Visteon Corp. bank term loan FRN Ser. B1, 6.1s, 2013	225,000	129,600
Yankee Candle Co., Inc. bank term loan FRN 5.764s, 2014	11,000	9,011
		575,758

Consumer Staples (0.1%)
Affinion Group, Inc. bank term loan FRN Ser. B,
5.345s, 2013	18,000	16,470
Cablevision Systems Corp. bank term loan FRN 4.569s,
2013	17,863	15,649
Charter Communications Operating, LLC bank term loan
FRN 8.77s, 2014	49,750	46,321
Charter Communications, Inc. bank term loan FRN 4.8s,
2014	17,865	14,143
Cinemark USA, Inc. bank term loan FRN 4.615s, 2013	17,933	15,333
DirecTV Holdings, LLC bank term loan FRN 5.601s, 2013	59,850	56,648
Idearc, Inc. bank term loan FRN Ser. B, 5.767s, 2014	17,864	10,343
Pinnacle Foods Holding Corp. bank term loan FRN Ser.
B, 5.44s, 2014	17,864	14,768
Spectrum Brands, Inc. bank term loan FRN 2.336s, 2013	1,149	838
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
6.732s, 2013	16,721	12,207
Ticketmaster bank term loan FRN Ser. B, 6.64s, 2014	65,000	61,100
Univision Communications, Inc. bank term loan FRN Ser.
B, 5.121s, 2014	18,000	11,520
VNU Group BV bank term loan FRN Ser. B, 4.803s, 2013
(Netherlands)	17,863	15,371
		290,711

Energy (--%)
Quicksilver Resources, Inc. bank term loan FRN 8.204s,
2013	59,850	57,157

Financial (--%)
General Growth Properties, Inc. bank term loan FRN
Ser. A, 3.64s, 2010 (R)	20,000	15,740

Health Care (0.1%)
Health Management Associates, Inc. bank term loan FRN
5.512s, 2014	17,059	14,316
Hologic, Inc. bank term loan FRN Ser. B, 6s, 2013	42,044	41,203
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.62s, 2014	1,151	1,020
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 5.704s, 2014	12,439	11,030
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. DD, 5.704s, 2014	4,304	3,817
Sun Healthcare Group, Inc. bank term loan FRN 2.701s,

2014	3,001	2,701
Sun Healthcare Group, Inc. bank term loan FRN Ser. B,
4.804s, 2014	18,801	16,921
Sun Healthcare Group, Inc. bank term loan FRN Ser. DD,
5.422s, 2014	1,817	1,635
		92,643

Technology (0.1%)
First Data Corp. bank term loan FRN Ser. B1, 5.963s,
2014	17,865	15,185
First Data Corp. bank term loan FRN Ser. B3, 5.982s,
2014	124,372	106,182
Freescale Semiconductor, Inc. bank term loan FRN Ser.
B, 5.47s, 2013	11,909	9,587
SunGard Data Systems, Inc. bank term loan FRN 4.553s,
2014	17,909	15,525
Travelport bank term loan FRN Ser. B, 6.012s, 2013	7,191	5,717
Travelport bank term loan FRN Ser. DD, 5.954s, 2013	10,728	8,630
		160,826

Transportation (0.1%)
Ceva Group PLC bank term loan FRN 7.736s, 2015
(Netherlands)	465,000	330,150

Utilities & Power (--%)
Energy Future Holdings Corp. bank term loan FRN Ser.
B2, 6.228s, 2014	17,865	15,073
NRG Energy, Inc. bank term loan FRN 5.262s, 2014	11,573	10,139
NRG Energy, Inc. bank term loan FRN 4.451s, 2014	5,686	4,981
		30,193

Total senior loans (cost $3,104,051)		$2,853,830

PURCHASED OPTIONS OUTSTANDING (1.0%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355		$7,480,000	$528,312
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355		7,480,000	528,312
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355		7,480,000	151,220
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355		7,480,000	161,044
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.83% versus the three month USD-LIBOR-BBA maturing
on November 10, 2018.	Nov-08/4.83		4,551,000	153,050
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 4.83%
versus the three month USD-LIBOR-BBA maturing on
November 10, 2018.	Nov-08/4.83		4,551,000	35,316
Option on an interest rate swap with Deutschbank for
the right to receive a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385		4,868,000	362,082
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.325% versus the three month USD-LIBOR-BBA maturing
April 08, 2019.	Apr-09/5.325		4,669,000	329,678
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.315% versus the three month USD-LIBOR-BBA maturing
on April 08, 2019.	Apr-09/5.315		4,669,000	326,783
Option on an interest rate swap with Deutschbank for
the right to pay a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385		4,868,000	53,986
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.315%
versus the three month USD-LIBOR-BBA maturing on
April 08, 2019.	Apr-09/5.315		4,669,000	51,065
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.325% versus the three month USD-LIBOR-BBA maturing
April 08, 2019.	Apr-09/5.325		4,669,000	46,395

Total purchased options outstanding (cost $2,050,550)				$2,727,243

FOREIGN GOVERNMENT BONDS AND NOTES (0.2%)(a)
			Principal
			amount	Value

Brazil (Federal Republic of) notes zero %, 2012		BRL	853	$407,929
Turkey (Republic of) bonds 16s, 2012		TRL	145,000	106,356

Total foreign government bonds and notes (cost $605,853)				$514,285

INVESTMENT COMPANIES (0.1%)(a)
			Shares	Value

Harris & Harris Group, Inc. (NON)			9,005	$57,452
iShares Russell 2000 Growth Index Fund			2,700	190,944
iShares Russell 2000 Value Index Fund			1,400	94,136

Total investment companies (cost $436,244)				$342,532

MUNICIPAL BONDS AND NOTES (--%)(a)
			Principal
	Rating(RAT)		amount	Value

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.309s, 6/1/34	Baa3		$45,000	$38,810
Tobacco Settlement Fin. Auth. of WVA Rev. Bonds, Ser.
A, 7.467s, 6/1/47	Baa3		100,000	85,855

Total municipal bonds and notes (cost $144,995)				$124,665

WARRANTS (--%)(a)(NON) (cost $69,208)
	Expiration date	Strike Price	Warrants	Value

Air Arabia 144A (United Arab Emirates)	8/13/10	--	131,001	$52,060

CONVERTIBLE PREFERRED STOCKS (--%)(a) (cost $131,961)
			Shares	Value

Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.
(In default) (NON)			140	$140

SHORT-TERM INVESTMENTS (10.5%)(a)
			Principal
			amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.25% to 3.01% and
due dates ranging from October 1, 2008 to
November 10, 2008 (d)			$4,707,574	$4,703,592
U.S. Treasury Bills for an effective yield of 0.30%
with a maturity date of October 30, 2008 (SEG)			3,300,000	3,299,204
U.S. Treasury Bills for an effective yield of 0.20%
with a maturity date of October 9, 2008 (SEG)			910,000	909,960
Federated Prime Obligations Fund			18,972,762	18,972,761

Total short-term investments (cost $27,885,517)				$27,885,517

TOTAL INVESTMENTS

Total investments (cost $410,474,933)(b)				$383,684,476

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/08 (aggregate face value $39,803,623) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$7,073,051	$8,002,410	10/15/08	$(929,359)
Brazilian Real	494,679	528,815	10/15/08	(34,136)
British Pound	599,489	615,121	12/17/08	(15,632)
Canadian Dollar	387,169	403,466	10/15/08	(16,297)
Chilean Peso	26,342	27,415	10/15/08	(1,073)
Czech Koruna	15,020	15,090	12/17/08	(70)
Danish Krone	324,158	326,984	12/17/08	(2,826)
Euro	12,252,598	12,424,356	12/17/08	(171,758)
Japanese Yen	4,141,630	4,041,072	11/19/08	100,558
Mexican Peso	1,828,473	1,877,801	10/15/08	(49,328)
Norwegian Krone	4,449,375	4,685,769	12/17/08	(236,394)
Polish Zloty	256,836	261,965	12/17/08	(5,129)
South African Rand	10,502	11,779	10/15/08	(1,277)
Swedish Krona	704,766	721,020	12/17/08	(16,254)
Swiss Franc	5,421,761	5,461,786	12/17/08	(40,025)
Taiwan Dollar	138,286	138,466	11/19/08	(180)
Turkish Lira (New)	257,810	260,308	12/17/08	(2,498)

Total				$(1,421,678)

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/08 (aggregate face value $77,633,578) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$5,408,178	$5,924,201	10/15/08	$516,023
Brazilian Real	85,190	85,371	10/15/08	181
British Pound	14,906,438	14,739,699	12/17/08	(166,739)
Canadian Dollar	5,393,551	5,490,570	10/15/08	97,019
Czech Koruna	265,952	263,973	12/17/08	(1,979)
Euro	25,425,915	25,876,843	12/17/08	450,928
Hong Kong Dollar	609,197	606,460	11/19/08	(2,737)
Hungarian Forint	265,073	264,430	12/17/08	(643)
Japanese Yen	7,952,356	7,756,949	11/19/08	(195,407)
New Zealand Dollar	901,076	976,696	10/15/08	75,620
Norwegian Krone	7,995,836	8,129,143	12/17/08	133,307
Polish Zloty	245,794	242,158	12/17/08	(3,636)
Singapore Dollar	1,684,594	1,745,676	11/19/08	61,082
South African Rand	92,075	94,281	10/15/08	2,206
South Korean Won	1,078,758	1,147,899	11/19/08	69,141
Swedish Krona	2,836,153	2,925,761	12/17/08	89,608
Swiss Franc	669,417	673,473	12/17/08	4,056
Taiwan Dollar	680,031	689,995	11/19/08	9,964

Total				$1,137,994

FUTURES CONTRACTS OUTSTANDING at 9/30/08 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Amsterdam Exchanges index (Long)	9	$839,833	Oct-08	$(141,442)
Australian Government Treasury Bond 3 yr (Long)	70	14,196,276	Dec-08	62,804
Canadian Government Bond 10 yr (Long)	3	330,367	Dec-08	(4,411)
Canadian Government Bond 10 yr (Short)	6	660,733	Dec-08	8,715
DAX Index (Short)	1	207,272	Dec-08	8,621
Dow Jones Euro Stoxx 50 Index (Short)	484	20,868,155	Dec-08	719,360
Euro-Bobl 5 yr (Long)	6	926,938	Dec-08	8,947
Euro-Bund 10 yr (Long)	26	4,212,782	Dec-08	37,777
Euro-Bund 10 yr (Short)	9	1,458,271	Dec-08	(13,042)
Euro-CAC 40 Index (Short)	30	1,708,941	Oct-08	13,413
Euro-Dollar 90 day (Long)	17	4,103,163	Dec-08	(11,664)
Euro-Dollar 90 day (Short)	8	1,939,200	Jun-09	4,591
Euro-Dollar 90 day (Short)	27	6,539,063	Sep-09	7,002
Euro-Dollar 90 day (Short)	43	10,380,200	Dec-09	24,196
Euro-Dollar 90 day (Short)	2	482,000	Mar-10	(405)
Euro-Schatz 2 yr (Long)	59	8,671,671	Dec-08	68,799
Euro-Schatz 2 yr (Short)	42	6,173,054	Dec-08	(50,884)
Hang Seng Index (Long)	33	3,842,428	Oct-08	(233,454)
IBEX 35 Index (Short)	1	154,222	Oct-08	(232)
Japanese Government Bond 10 yr (Long)	3	3,880,926	Dec-08	(9,324)
Japanese Government Bond 10 yr (Short)	1	1,293,642	Dec-08	3,099
Japanese Government Bond 10 yr Mini (Short)	9	1,162,415	Dec-08	4,829
New Financial Times Stock Exchange 100 Index (Long)	214	18,923,996	Dec-08	(351,981)
New Financial Times Stock Exchange 100 Index (Short)	66	5,836,372	Dec-08	108,098
OMXS 30 Index (Short)	172	1,926,838	Oct-08	105,257
Russell 2000 Index Mini (Long)	27	1,834,920	Dec-08	(163,821)
Russell 2000 Index Mini (Short)	173	11,757,080	Dec-08	677,858
S&P 500 Index (Long)	53	15,468,050	Dec-08	(574,854)
S&P 500 Index E-Mini (Long)	252	14,710,500	Dec-08	(539,237)
S&P 500 Index E-Mini (Short)	142	8,289,250	Dec-08	716,269
S&P Mid Cap 400 Index E-Mini (Long)	116	8,471,480	Dec-08	(519,302)
S&P/MIB Index (Short)	13	2,350,950	Dec-08	79,309
SGX MSCI Singapore Index (Short)	17	690,274	Oct-08	25,731
SPI 200 Index (Short)	39	3,614,103	Dec-08	53,090
Sterling Interest Rate 90 day (Long)	14	2,964,037	Jun-09	21,307
Sterling Interest Rate 90 day (Long)	14	2,966,527	Sep-09	12,216
Tokyo Price Index (Short)	100	10,214,447	Dec-08	1,068,295
U.K. Gilt 10 yr (Long)	3	598,275	Dec-08	1,167
U.K. Gilt 10 yr (Short)	12	2,393,102	Dec-08	(6,823)
U.S. Treasury Bond 20 yr (Long)	119	13,943,453	Dec-08	18,487
U.S. Treasury Note 2 yr (Short)	1,047	223,469,063	Dec-08	(1,384,652)
U.S. Treasury Note 5 yr (Short)	259	29,068,703	Dec-08	(126,903)
U.S. Treasury Note 10 yr (Long)	558	63,960,750	Dec-08	(117,729)

Total				$(390,923)

WRITTEN OPTIONS OUTSTANDING at 9/30/08 (premiums received $2,865,855) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	$6,158,000	Dec-08/5.00	$294,291

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	6,158,000	Dec-08/5.00	58,809

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.735% versus the three month USD-LIBOR-BBA maturing
on May 19, 2019.	6,186,000	May-09/4.735	182,363

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.735% versus the three month USD-LIBOR-BBA maturing on
May 19, 2019.	6,186,000	May-09/4.735	246,017

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing on
February 18, 2020.	7,801,000	Feb-10/5.215	494,505

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	5,475,000	Feb-10/5.22	348,155

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	5,475,000	Feb-10/5.08	313,334

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing
on February 18, 2020.	7,801,000	Feb-10/5.215	230,130

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	5,475,000	Feb-10/5.08	185,384

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	5,475,000	Feb-10/5.22	162,170

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	1,966,000	May-12/5.51	151,382

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	1,966,000	May-12/5.51	80,645

S&P 500 Call	48	Oct-08/$1.265	84,000

Total			$2,831,185

TBA SALE COMMITMENTS OUTSTANDING at 9/30/08 (proceeds receivable $36,960,781) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 5s, October 1, 2038	$11,000,000	10/14/08	$10,706,094
FNMA, 5 1/2s, October 1, 2038	24,000,000	10/14/08	23,902,500
FNMA, 6s, October 1, 2038	2,000,000	10/14/08	2,024,062

Total			$36,632,656

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/08 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$4,509,000		$--	1/28/24	3 month USD-LIBOR-BBA	5.2125%	$302,217

	1,500,000		--	3/30/09	3.075%	3 month USD-LIBOR-BBA	4,153

	4,261,000		--	5/23/10	3 month USD-LIBOR-BBA	3.155%	28,196

	4,370,000		--	12/22/09	3.965%	3 month USD-LIBOR-BBA	(82,779)

	3,500,000		--	1/14/10	3 month USD-LIBOR-BBA	4.106%	43,519

	4,700,000		--	4/6/10	4.6375%	3 month USD-LIBOR-BBA	(162,848)

	1,000,000		--	7/18/13	4.14688%	3 month USD-LIBOR-BBA	(5,877)

	1,000,000		--	7/29/18	3 month USD-LIBOR-BBA	4.75%	25,105

	2,672,000		--	8/26/18	3 month USD-LIBOR-BBA	4.54375%	19,658

	6,670,000	(E)	--	8/28/28	5.3175%	3 month USD-LIBOR-BBA	(102,118)

	20,731,000		--	9/10/10	3 month USD-LIBOR-BBA	3.22969%	(39,787)

	5,930,000	(E)	--	9/17/28	3 month USD-LIBOR-BBA	4.9775%	(9,725)

	520,000	(E)	--	9/18/28	3 month USD-LIBOR-BBA	4.765%	(6,334)

	13,516,000		--	9/18/38	4.36125%	3 month USD-LIBOR-BBA	699,909

	28,048,000		--	9/18/10	3 month USD-LIBOR-BBA	2.86667%	(257,297)

	2,000,000		--	9/19/18	3 month USD-LIBOR-BBA	4.07%	(64,488)

	2,770,000		--	9/26/38	3 month USD-LIBOR-BBA	4.725%	26,197

	494,000		1,542	10/1/18	3 month USD-LIBOR-BBA	4.30%	(6,066)

	1,719,000		--	9/24/09	3 month USD-LIBOR-BBA	4.7375%	25,612

	940,000		--	6/17/15	4.555%	3 month USD-LIBOR-BBA	(27,968)

	340,000		--	6/23/15	4.466%	3 month USD-LIBOR-BBA	(7,842)

	140,000		--	6/23/15	4.45%	3 month USD-LIBOR-BBA	(3,255)

	170,000		--	6/24/15	4.39%	3 month USD-LIBOR-BBA	(3,129)

	2,300,000		--	10/21/15	4.943%	3 month USD-LIBOR-BBA	(126,814)

	600,000		--	9/1/15	3 month USD-LIBOR-BBA	4.53%	9,867

	1,375,000		--	5/8/28	4.95%	3 month USD-LIBOR-BBA	(69,078)

Bear Stearns Bank plc
	2,800,000		--	4/24/12	5.027%	3 month USD-LIBOR-BBA	(153,675)

Citibank, N.A.
	4,000,000		--	7/21/18	4.80625%	3 month USD-LIBOR-BBA	(119,292)

MXN	7,010,000	(F)	--	7/18/13	1 month MXN-TIIE-BANXICO	9.175%	13,441

MXN	2,105,000	(F)	--	7/22/13	1 month MXN-TIIE-BANXICO	9.21%	4,300

CAD	710,000		--	8/8/18	4.119%	3 month CAD-BA-CDOR	2,682

AUD	1,983,000	(E)	--	8/13/18	6 month AUD-BBR-BBSW	6.67%	11,202

	$6,167,000		--	8/26/10	3 month USD-LIBOR-BBA	3.34125%	2,083

ZAR	3,740,000	(F)	--	8/27/13	9.86%	3 month ZAR-JIBAR-SAFEX	(2,777)

	$190,000		--	4/7/14	5.377%	3 month USD-LIBOR-BBA	(15,014)

ZAR	1,870,000	(F)	--	9/2/13	9.97%	3 month ZAR-JIBAR-SAFEX	(2,473)

	$3,928,000		--	9/8/18	3 month USD-LIBOR-BBA	4.3152%	(45,178)

	4,727,000		--	9/10/10	3 month USD-LIBOR-BBA	3.1825%	(13,362)

AUD	800,000	(E)	--	9/11/18	6.1%	6 month AUD-BBR-BBSW	6,646

	$18,139,000		--	9/17/13	3 month USD-LIBOR-BBA	3.4975%	(452,479)

	20,724,000		--	9/18/38	4.45155%	3 month USD-LIBOR-BBA	771,578

	13,650,000		--	9/18/10	3 month USD-LIBOR-BBA	2.92486%	(109,779)

EUR	1,770,000		--	9/25/38	6 month EUR-EURIBOR-Reuters	4.9425%	153,767

	$2,220,000		--	7/27/09	5.504%	3 month USD-LIBOR-BBA	(49,452)

	4,768,000		--	10/26/12	4.6275%	3 month USD-LIBOR-BBA	(189,148)

	5,577,000		--	11/9/09	4.387%	3 month USD-LIBOR-BBA	(143,742)

	5,731,000		--	11/9/17	5.0825%	3 month USD-LIBOR-BBA	(370,093)

	140,000		--	11/9/17	3 month USD-LIBOR-BBA	5.07641%	8,973

	7,854,000		--	12/24/09	3 month USD-LIBOR-BBA	3.8675%	138,458

	1,478,000		--	12/24/27	4.9425%	3 month USD-LIBOR-BBA	(66,814)

Credit Suisse First Boston International
	6,200,000		--	11/17/09	3.947%	3 month USD-LIBOR-BBA	(118,927)

	3,140,000		--	3/9/09	3 month USD-LIBOR-BBA	3.195%	(274)

	2,750,000		--	10/7/14	3 month USD-LIBOR-BBA	4.624%	102,276

Credit Suisse International
CHF	1,500,000		--	3/13/18	6 month CHF-LIBOR-BBA	3.3175%	21,998

CHF	6,590,000		--	3/15/10	2.59%	6 month CHF-LIBOR-BBA	(74,694)

CHF	6,590,000		--	3/15/10	2.6625%	6 month CHF-LIBOR-BBA	(82,598)

CHF	1,500,000		--	3/14/18	6 month CHF-LIBOR-BBA	3.3%	19,816

	$315,000		--	8/29/12	5.04556%	3 month USD-LIBOR-BBA	(13,576)

	5,610,000		--	9/18/10	3 month USD-LIBOR-BBA	2.91916%	(45,747)

	20,602,000		--	9/19/13	3.635%	3 month USD-LIBOR-BBA	400,074

	3,406,000		--	9/22/18	4.22%	3 month USD-LIBOR-BBA	70,184

	5,149,000	(F)	--	9/23/10	3 month USD-LIBOR-BBA	3.32%	(7,777)

SEK	7,830,000		--	9/29/18	4.80%	3 month SEK-STIBOR-SIDE	(13,540)

EUR	810,000		--	9/29/18	6 month EUR-EURIBOR-Reuters	4.85%	12,939

SEK	1,957,500		--	9/30/18	4.76%	3 month SEK-STIBOR-SIDE	(2,490)

EUR	202,500		--	9/30/18	6 month EUR-EURIBOR-Reuters	4.81%	2,354

	$185,000		--	3/21/16	3 month USD-LIBOR-BBA	5.20497%	10,429

	6,866,000	(F)	--	9/23/38	4.7375%	3 month USD-LIBOR-BBA	(67,642)

	303,000		--	9/28/16	5.10886%	3 month USD-LIBOR-BBA	(14,906)

Deutsche Bank AG
	1,932,000		--	9/23/38	4.75%	3 month USD-LIBOR-BBA	(19,054)

EUR	1,932,000		--	9/24/38	6 month EUR-EURIBOR-Reuters	4.977%	183,022

	$1,300,000		--	10/16/17	3 month USD-LIBOR-BBA	5.297%	114,644

	890,000		--	11/7/17	3 month USD-LIBOR-BBA	5.056%	55,512

Goldman Sachs International
	1,376,000		--	3/11/38	5.029%	3 month USD-LIBOR-BBA	(76,806)

EUR	7,490,000		--	3/26/10	6 month EUR-EURIBOR-Reuters	4.129%	148,539

GBP	6,240,000		--	3/29/10	6 month GBP-LIBOR-BBA	5.25%	(26,328)

GBP	1,520,000		--	3/27/18	5.0675%	6 month GBP-LIBOR-BBA	(847)

	$7,947,000		--	4/3/18	3 month USD-LIBOR-BBA	4.19%	(63,588)

CHF	10,080,000		--	4/5/10	2.89%	6 month CHF-LIBOR-BBA	(18,748)

CHF	2,310,000		--	4/3/18	6 month CHF-LIBOR-BBA	3.42%	17,376

	$1,094,000		--	4/8/10	3 month USD-LIBOR-BBA	2.64%	(4,793)

	1,385,000		--	4/23/18	4.43%	3 month USD-LIBOR-BBA	(15,729)

	707,000		--	5/19/18	4.525%	3 month USD-LIBOR-BBA	(12,978)

	2,088,000		--	5/30/28	5.014%	3 month USD-LIBOR-BBA	(120,764)

JPY	988,030,000		--	5/7/10	6 month JPY-LIBOR-BBA	1.09125%	7,286

JPY	217,370,000	(E)	--	5/7/18	2.205%	6 month JPY-LIBOR-BBA	(17,296)

	$368,000		--	9/29/16	3 month USD-LIBOR-BBA	5.1275%	18,538

	191,000		--	10/19/16	5.32413%	3 month USD-LIBOR-BBA	(15,746)

	4,700,000		--	7/25/09	5.327%	3 month USD-LIBOR-BBA	(97,465)

	5,302,000		--	11/20/08	5.16%	3 month USD-LIBOR-BBA	(98,502)

	1,191,000		--	11/20/26	3 month USD-LIBOR-BBA	5.261%	105,696

	5,186,000		--	11/21/08	5.0925%	3 month USD-LIBOR-BBA	(94,582)

	1,145,000		--	11/21/26	3 month USD-LIBOR-BBA	5.2075%	93,825

	937,000		--	12/20/16	3 month USD-LIBOR-BBA	5.074%	57,658

	1,130,000		--	1/8/12	3 month USD-LIBOR-BBA	4.98%	45,308

	6,500,000		--	10/1/12	3 month USD-LIBOR-BBA	4.909%	341,457

	170,000		--	11/9/17	3 month USD-LIBOR-BBA	5.071%	10,824

	560,000		--	4/7/14	5.33842%	3 month USD-LIBOR-BBA	(43,061)

	195,000		--	5/3/16	5.565%	3 month USD-LIBOR-BBA	(18,950)

	1,167,000		--	9/14/14	4.906%	3 month USD-LIBOR-BBA	(45,790)

	570,000		--	9/14/17	5.0625%	3 month USD-LIBOR-BBA	(27,923)

	4,241,200		--	9/19/09	3 month USD-LIBOR-BBA	4.763%	65,980

	7,918,200		--	9/21/09	3 month USD-LIBOR-BBA	4.60%	106,809

	2,205,200		--	9/21/17	5.149%	3 month USD-LIBOR-BBA	(119,425)

	440,000		--	11/9/17	3 month USD-LIBOR-BBA	5.08%	28,326

	12,293,000		--	1/16/18	5.790%	3 month USD-LIBOR-BBA	(1,324,984)

JPMorgan Chase Bank, N.A.
	1,400,000		--	4/23/17	5.186%	3 month USD-LIBOR-BBA	(102,029)

	3,435,000		--	8/15/11	5.412%	3 month USD-LIBOR-BBA	(171,936)

	17,750,000		--	3/5/18	4.325%	3 month USD-LIBOR-BBA	141,931

	3,558,000		--	3/7/18	4.45%	3 month USD-LIBOR-BBA	(5,780)

	3,491,000		--	3/12/18	3 month USD-LIBOR-BBA	4.4525%	6,228

	860,000		--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(44,353)

	6,694,000		--	3/11/38	5.03%	3 month USD-LIBOR-BBA	(374,655)

	19,113,000		--	3/15/10	3 month USD-LIBOR-BBA	2.5%	(189,824)

	34,240,000		--	3/22/10	3 month USD-LIBOR-BBA	2.23%	(506,527)

	16,987,000		--	3/20/13	3 month USD-LIBOR-BBA	3.13%	(606,070)

	26,144,000		--	3/25/10	3 month USD-LIBOR-BBA	2.325%	(351,054)

	13,216,000		--	3/26/10	3 month USD-LIBOR-BBA	2.33375%	(185,007)

	8,000,000		--	1/17/16	4.946%	3 month USD-LIBOR-BBA	(343,425)

	208,000		--	9/18/16	5.291%	3 month USD-LIBOR-BBA	(13,356)

	4,245,000		--	4/8/13	3 month USD-LIBOR-BBA	3.58406%	(34,533)

	6,134,000		--	5/16/18	4.53%	3 month USD-LIBOR-BBA	(116,895)

	7,101,000		--	5/23/10	3 month USD-LIBOR-BBA	3.16%	47,683

	4,000,000		--	6/13/13	4.47%	3 month USD-LIBOR-BBA	(124,749)

	3,900,000		--	3/7/15	3 month USD-LIBOR-BBA	4.798%	129,975

	3,600,000		--	6/27/17	3 month USD-LIBOR-BBA	5.712%	388,099

	1,650,000		--	10/10/13	5.054%	3 month USD-LIBOR-BBA	(99,370)

	2,300,000		--	10/10/13	5.09%	3 month USD-LIBOR-BBA	(143,072)

	24,400,000		--	7/15/13	3 month USD-LIBOR-BBA	4.012%	(6,505)

	9,860,000		--	7/16/10	3 month USD-LIBOR-BBA	3.384%	11,843

	2,288,000		--	7/22/10	3 month USD-LIBOR-BBA	3.565%	10,797

MXN	7,010,000	(F)	--	7/19/13	1 month MXN-TIIE-BANXICO	9.235%	14,980

	$18,151,000		--	7/28/10	3 month USD-LIBOR-BBA	3.5141%	67,760

AUD	4,020,000	(E)(F)	--	8/6/18	6 month AUD-BBR-BBSW	6.865%	60,755

CAD	1,370,000		--	8/5/18	4.172%	6 month CAD-BA-CDOR	(162)

	$5,700,000	(E)	--	8/20/28	5.37%	3 month USD-LIBOR-BBA	(101,346)

ZAR	2,400,000	(F)	--	8/27/13	9.86%	3 month ZAR-JIBAR-SAFEX	(1,782)

AUD	1,983,000	(E)(F)	--	9/2/18	6.53%	6 month AUD-BBR-BBSW	(13,385)

ZAR	1,200,000	(F)	--	9/8/13	9.95%	3 month ZAR-JIBAR-SAFEX	(1,518)

ZAR	2,400,000	(F)	--	9/9/13	9.94%	3 month ZAR-JIBAR-SAFEX	(4,076)

	$5,288,000		--	11/20/08	5.165%	3 month USD-LIBOR-BBA	(98,391)

	1,188,000		--	11/20/26	3 month USD-LIBOR-BBA	5.266%	106,176

	5,700,000	(E)	--	9/17/28	3 month USD-LIBOR-BBA	4.9675%	(12,141)

	4,900,000		--	9/22/38	3 month USD-LIBOR-BBA	4.48%	(164,596)

	3,670,000		--	9/23/38	4.70763%	3 month USD-LIBOR-BBA	(11,130)

	746,000		--	12/19/16	5.0595%	3 month USD-LIBOR-BBA	(45,293)

	4,688,000		--	1/31/17	3 month USD-LIBOR-BBA	5.415%	355,141

	4,916,000		--	3/8/17	3 month USD-LIBOR-BBA	5.28%	319,220

	432,000		--	9/28/16	3 month USD-LIBOR-BBA	5.1223%	21,611

	5,200,000		--	8/7/12	3 month USD-LIBOR-BBA	5.194%	254,958

	820,000		--	6/16/15	4.538%	3 month USD-LIBOR-BBA	(23,560)

	200,000		--	6/24/15	4.387%	3 month USD-LIBOR-BBA	(3,644)

	2,860,000		--	6/29/15	3 month USD-LIBOR-BBA	4.296%	31,403

	574,000		--	8/2/15	3 month USD-LIBOR-BBA	4.6570%	14,337

	10,100,000		--	8/13/12	3 month USD-LIBOR-BBA	5.2%	495,982

	2,357,000		--	8/29/17	5.2925%	3 month USD-LIBOR-BBA	(157,044)

	716,000		--	8/29/17	5.263%	3 month USD-LIBOR-BBA	(46,255)

	7,918,200		--	9/21/09	3 month USD-LIBOR-BBA	4.6125%	107,784

	2,205,200		--	9/21/17	5.15%	3 month USD-LIBOR-BBA	(119,602)

	865,000		--	9/27/17	5.2335%	3 month USD-LIBOR-BBA	(50,751)

	4,194,000		--	10/30/12	4.68375%	3 month USD-LIBOR-BBA	(176,577)

	540,000		--	11/7/17	3 month USD-LIBOR-BBA	5.05771%	33,756

	5,577,000		--	11/9/09	4.3975%	3 month USD-LIBOR-BBA	(144,642)

	5,731,000		--	11/9/17	5.0895%	3 month USD-LIBOR-BBA	(373,289)

	5,842,000		--	12/11/17	3 month USD-LIBOR-BBA	4.65%	171,313

	1,478,000		--	12/24/27	4.9675%	3 month USD-LIBOR-BBA	(71,613)

	4,000,000		--	8/4/16	3 month USD-LIBOR-BBA	5.5195%	325,849

	1,400,000		--	9/2/15	3 month USD-LIBOR-BBA	4.4505%	16,311

	2,100,000		--	10/21/15	4.916%	3 month USD-LIBOR-BBA	(112,090)

	4,292,000		--	1/18/18	4.27625%	3 month USD-LIBOR-BBA	46,185

	925,000		--	1/24/18	4.135%	3 month USD-LIBOR-BBA	20,400

	1,233,000		--	1/24/18	4.175%	3 month USD-LIBOR-BBA	23,340

	1,233,000		--	1/24/18	4.1625%	3 month USD-LIBOR-BBA	24,540

	11,302,000		--	1/31/18	3 month USD-LIBOR-BBA	4.25%	(147,363)

	9,700,000		--	2/4/10	3 month USD-LIBOR-BBA	2.835%	(57,116)

	1,500,000		--	2/4/18	3 month USD-LIBOR-BBA	4.2625%	(18,492)

	800,000		--	4/17/09	5.12%	3 month USD-LIBOR-BBA	(20,941)

Merrill Lynch Capital Services, Inc.
	4,768,000		--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(186,923)

	2,857,000		--	7/22/10	3 month USD-LIBOR-BBA	3.5375%	11,961

Morgan Stanley Capital Services, Inc.
GBP	2,350,000	--	3/28/18	5.065%	6 month GBP-LIBOR-BBA	(180)

GBP	9,760,000	--	3/29/10	6 month GBP-LIBOR-BBA	5.21%	(50,435)

	$251,000	--	8/29/17	5.26021%	3 month USD-LIBOR-BBA	(16,164)

EUR	2,074,000	--	8/13/18	6 month EUR-EURIBOR-Reuters	4.761%	13,663

	$818,000	--	2/20/17	5.192%	3 month USD-LIBOR-BBA	(51,445)

Total						$(3,502,885)

(E) See Interest rate swap contracts note regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/08 (Unaudited)
			Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /			premium	Termination	received (paid) by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A.
	$11,736,782			1/15/09	3 month USD-	Russell 2000	$(75,760)
					LIBOR-BBA minus	Total Return
					110 bp	Index

Goldman Sachs International
	178,000			9/15/11	678 bp (1 month	Ford Credit Auto	175
					USD-LIBOR-BBA)	Owner Trust
						Series 2005-B
						Class D

EUR	6,168,000			3/26/09	(2.27%)	Eurostat	63,063
						Eurozone HICP
						excluding tobacco

EUR	3,040,000			4/30/13	2.375%	French Consumer	(47,429)
						Price Index
						excluding tobacco

EUR	3,040,000			4/30/13	(2.41%)	Eurostat	54,578
						Eurozone HICP
						excluding tobacco

EUR	3,040,000			5/6/13	2.34%	French Consumer	(52,525)
						Price Index
						excluding tobacco

EUR	3,040,000			5/6/13	(2.385%)	Eurostat	59,374
						Eurozone HICP
						excluding tobacco

GBP	1,824,000			5/9/13	3.10%	GBP Non-revised	(39,213)
						Retail Price
						Index

	$5,738,445			8/28/09	(3 month USD-	iShares MSCI	(815,250)
					LIBOR-BBA minus	Emerging Markets
					85 bp)	Index

	1,880,000	(1)(F)		12/2/08	20 bp plus	The spread	(85,559)
					change in spread	return of Banc
					of Banc	of America
					of America	Securities CMBS
					Securities AAA	AAA 10 year Index
					10 year Index
					multiplied by
					the modified
					duration factor

JPMorgan Chase Bank, N.A.
	3,531,969			4/20/09	3 month USD-	A basket	641,620
					LIBOR-BBA plus	of common stocks
					25 bp

	3,510,987			4/20/09	3 month USD-	A basket	(921,003)
					LIBOR-BBA minus	of common stocks
					40 bp

	5,950,514			8/19/09	(3 month USD-	iShares MSCI	(880,224)
					LIBOR-BBA minus	Emerging Markets
					125 bp)	Index

Merrill Lynch Capital Services
	771,532			10/28/08	3 month USD-	Russell 2000	42,759
					LIBOR-BBA minus	Total Return
					105 bp	Index

Total							$(2,055,394)

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

(1) Fund receives the net fixed and total return payment if positive and pays the net fixed and total return payment if negative.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/08 (Unaudited)
	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium	Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount		date	fund per annum	(depreciation)

Bank of America, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	$--	$10,000		12/20/08	550 bp	$4

BSKYB Finance UK Plc,
5 3/4%, 10/20/17	--	545,000		2/20/09	(50 bp)	(228)

Clear Channel
Communications, 5 3/4%,
1/15/13	--	105,000		9/20/09	635 bp	(155)

DJ ABX NA CMBX BBB Index	250	364,000	(F)	10/12/52	(134 bp)	168,842

DJ CDX NA HY Series 9
Index	(2,939)	495,000		12/20/12	375 bp	(62,222)

Financial Security
Assurance Inc.	--	20,000		12/20/12	95 bp	(5,806)

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	--	95,000		9/20/13	269 bp	(80,211)

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	--	95,000		3/20/12	(95 bp)	(1,189)

MetLife Inc., 5%,
6/15/15	--	140,000		12/20/13	(384 bp)	(530)

Nalco, Co.
7.75%,11/15/11	--	10,000		9/20/12	350 bp	(155)

Visteon Corp., 7%,
3/10/14	(25,234)	95,000		9/20/13	(500 bp)	20,544

Bear Stearns International, Ltd.
GATX Corp., 8.875%,
6/1/09	--	25,000		3/20/16	(100 bp)	1,270

Citibank, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	--	10,000		12/20/08	725 bp	48

Abitibibowater Inc.,
6 1/2%, 6/15/13	--	10,000		12/20/08	800 bp	67

Abitibibowater Inc.,
6 1/2%, 6/15/13	--	10,000		12/20/08	825 bp	74

Advanced Micro Devices,
7 3/4%, 11/1/12	15,000	250,000		9/20/09	500 bp	(16,230)

Arrow Electronic Inc.,
6 7/8%, 6/1/18	--	30,000		3/20/13	(43 bp)	260

Conagra Foods Inc., 7%,
10/1/28	--	176,000		9/20/10	(27 bp)	(73)

DJ ABX HE AAA Index	35,814	189,018		5/25/46	11 bp	8,382

DJ ABX NA HE AAA Index	22,038	203,835		7/25/45	18 bp	5,227

DJ ABX NA HE AAA Index	13,692	124,242		7/25/45	18 bp	2,962

DJ ABX NA HE PEN AAA
Index	20,174	123,312		5/25/46	11 bp	2,582

FirstEnergy Corp.,
7 3/8%, 11/15/31	--	430,000		12/20/11	(85 bp)	(2,838)

Freescale
Semiconductor, 8 7/8%,
12/15/14	--	30,000		9/20/12	495 bp	(4,490)

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	--	225,000		9/20/18	(310 bp)	189,951

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	--	60,000		9/20/14	(105 bp)	(1,267)

Motorola, Inc., 6.5%,
9/1/25	--	45,000		3/20/13	(79 bp)	3,109

Rexam PLC, 4 3/8%,
3/15/13	--	125,000		6/20/13	(145 bp)	1,768

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	--	75,000		6/20/13	585 bp	(1,774)

Sara Lee Corp., 6 1/8%,
11/1/32	--	50,000		9/20/11	(43 bp)	22

Seat Pagine Gialle
S.P.A., 8%, 4/30/14	-- EUR	190,000		3/20/13	815 bp	(38,270)

Yum! Brands Inc.,
8 7/8%, 4/15/11	--	$50,000		3/20/13	(65 bp)	889

Credit Suisse International
DJ ABX HE AAA Index	61,303	315,031		5/25/46	11 bp	17,992

DJ ABX NA HE AAA Index	108,780		196,000		1/25/38	76 bp	12,740

DJ CDX NA HY Series 10	4,200		40,000		6/20/13	500 bp	311

DJ CDX NA HY Series 10	31,875		300,000		6/20/13	500 bp	2,706

DJ CDX NA HY Series 10	(75,438)		710,000		6/20/13	(500 bp)	(6,404)

DJ CDX NA IG Series 10	423,892		20,530,000		6/20/13	155 bp	308,257

DJ CDX NA IG Series 10	(6,308)		1,710,000		6/20/13	(155 bp)	3,691

DJ CMB NA CMBX AA Index	(33,562)		84,000	(F)	2/17/51	(165 bp)	(10,275)

DJ CMB NA CMBX AA Index	(12,518)		56,000		10/12/52	(25 bp)	(2,111)

DJ CMB NA CMBX AAA Index	266,646		1,602,000		12/13/49	8 bp	104,844

DJ CMB NA CMBX AAA Index	533,494		3,405,500		2/17/51	35 bp	231,294

DJ CMB NA CMBX AAA Index	(28,263)		340,000		12/13/49	(8 bp)	6,077

DJ CMB NA CMBX AAA Index	(49,287)		656,000		2/17/51	(35 bp)	8,927

DJ CMB NA CMBX AAA Index	(28,954)		254,000		2/17/51	(35 bp)	(6,414)

DJ CMB NA CMBX AJ Index	(120,890)		376,000		2/17/51	(96 bp)	(27,570)

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--		20,000		6/20/17	297 bp	(4,021)

KB Home, 5 3/4%, 2/1/14	--		235,000		9/20/11	(425 bp)	(106)

Liberty Mutual
Insurance, 7 7/8%,
10/15/26	--		70,000		12/20/13	(210 bp)	(155)

MediaCom LLC/ Cap
Corp., 9 1/2%, 1/15/13	--		115,000		9/20/13	735 bp	(2,269)

MediaCom LLC/ Cap
Corp., 9 1/2%, 1/15/13	--		40,000		6/20/13	725 bp	(813)

Sprint Capital Corp,
8 3/8%, 3/15/12	--		155,000		6/20/12	(59 bp)	15,820

Deutsche Bank AG
Advanced Micro Devices,
7 3/4%, 11/1/12	3,575		55,000		9/20/09	500 bp	(3,296)

DJ ABX NA CMBX AAA Index	9,043		150,000		2/17/51	35 bp	(4,459)

DJ ABX NA HE A Index	178,360		196,000		1/25/38	369 bp	107

DJ ABX NA HE AAA Index	20,609		196,070		7/25/45	18 bp	4,439

DJ CDX NA IG Series 10	131,708		5,810,000		6/20/13	155 bp	98,984

DJ CDX NA IG Series 10	550,508		23,450,000		6/20/13	155 bp	418,426

DJ CDX NA IG Series 10	(793,483)		33,800,000		6/20/13	(155 bp)	(603,105)

DJ CDX NA IG Series 9
Index 30-100% tranche	--		1,240,000	(F)	12/20/12	(27.2 bp)	9,255

DJ CDX NA IG Series 9
Index 30-100% tranche	--		2,370,000	(F)	12/20/12	(65 bp)	(18,426)

DJ iTraxx Europe Series
8 Version 1	(22,062)	EUR	230,000		12/20/12	(375 bp)	1,417

DJ iTraxx Europe Series
9 Version 1	44,402	EUR	650,000		6/20/13	(650 bp)	24,425

France Telecom, 7.25%,
1/28/13	--		$90,000		6/20/16	70 bp	(2,077)

Grohe Holding GmBh,
8 5/8%, 10/1/14	--	EUR	45,000		6/20/09	400 bp	(299)

Grohe Holding GmBh,
8 5/8%, 10/1/14	--	EUR	160,000		6/20/09	400 bp	(1,064)

iStar Financial, Inc.,
6%, 12/15/10	5,063		$75,000		3/20/09	500 bp	(2,867)

Korea Monetary STAB
Bond, 5%, 2/14/09	--		620,000		2/23/09	105 bp	1,011

Korea Monetary STAB
Bond, 5.15%, 2/12/10	--		620,000	(F)	2/19/10	115 bp	2,251

Malaysian Government,
6.844%, 10/1/09	--		765,000		10/1/09	90 bp	(708)

MetLife Inc., 5%,
6/15/15	--		140,000		12/20/13	(405 bp)	838

Nalco, Co. 7.75%,
11/15/11	--		10,000		12/20/12	363 bp	(16)

Pacific Gas & Electric,
4.8%, 3/1/14	--		135,000		12/20/13	112 bp	(2,547)

Prudential Financial
Inc., 4 1/2%, 7/15/13	--		30,000		12/20/13	(388 bp)	(40)

Republic of China, zero
coupon, 12/5/08	--		1,033,000	(F)	12/12/08	115 bp	6,666

Smurfit Kappa Funding,
10 1/8%, 10/1/12	--	EUR	85,000		6/20/09	135 bp	(1,206)

Smurfit Kappa Funding,
7 3/4%, 4/1/15	--	EUR	90,000		9/20/13	715 bp	(4,390)

Sungard Data Systems
Inc., 9 1/8%, 8/15/13	--		$12,000		12/20/13	585 bp	(408)

Universal Corp., 5.2%,
10/15/13	--		115,000		3/20/15	(95 bp)	141

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	--	EUR	125,000		9/20/13	477 bp	(11,860)

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	--	EUR	125,000		9/20/13	535 bp	(8,176)

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--		$414,000		(a)	2.461%	(68,696)

CSC Holdings, Inc.,
7 5/8%, 7/15/18	--		65,000		9/20/13	495 bp	(884)

CVS Caremark Corp.,
4 7/8%, 9/15/14	--		85,000		9/20/13	(59 bp)	(172)

CVS Caremark Corp.,
4 7/8%, 9/15/14	--		105,000		9/20/11	(50 bp)	(284)

DJ ABX HE A Index	65,670		98,000		1/25/38	369 bp	(23,695)

DJ ABX HE AAA Index	23,032		98,000		1/25/38	76 bp	(25,468)

DJ CDX NA CMBX AAA Index	4,023		110,000		3/15/49	7 bp	(4,266)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		3,580,000	(F)	12/20/10	429 bp	84,515

DJ CDX NA HY Series 9
Index 25-35% tranche	--		198,000	(F)	12/20/10	108.65 bp	(9,288)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		1,240,000	(F)	12/20/10	249 bp	(19,857)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		430,000	(F)	12/20/10	305 bp	(1,586)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		4,150,000	(F)	12/20/10	435 bp	103,453

DJ CDX NA IG Series 10	(1,158)		324,720		6/20/13	155 bp	(2,838)

DJ CDX NA IG Series 10
Index	6,795		354,000		6/20/18	(150 bp)	7,526

DJ CDX NA IG Series 10
Index	(38,534)		2,999,000		6/20/13	155 bp	(55,426)

DJ CDX NA IG Series 10
Index	108,746		4,731,000		6/20/18	(150 bp)	118,515

DJ CDX NA IG Series 10
Index	(94,213)		4,790,000		6/20/13	155 bp	(121,193)

DJ CDX NA IG Series 10
Index 30-100% tranche	--		7,870,000	(F)	6/20/13	(44.25 bp)	8,676

DJ CDX NA IG Series 8
Index	52,444		3,745,000		6/20/18	(150 bp)	60,177

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	--		95,000		9/20/17	(67.8 bp)	80,259

Lighthouse
International Co, SA,
8%, 4/30/14	--	EUR	110,000		3/20/13	680 bp	(27,762)

Macy's Retail Holdings,
Inc., 7.45%, 7/15/17	--		$665,000		6/20/11	(254.9 bp)	(10,967)

Merrill Lynch & Co.,
5%, 1/15/15	--		95,000		9/20/17	(59.8 bp)	15,935

Smurfit Kappa Funding,
7 3/4%, 4/1/15	--	EUR	80,000		9/20/13	720 bp	(3,970)

Southern California
Edison Co., 7 5/8%,
1/15/10	--		$90,000		12/20/13	118.1 bp	(1,865)

Wind Acquisition
9 3/4%, 12/1/15	--	EUR	110,000		3/20/13	597 bp	1,413

JPMorgan Chase Bank, N.A.
Codere Finance
(Luxembourg) S.A.,
8.25%, 6/15/15	--	EUR	110,000		3/20/13	795 bp	(579)

Computer Science Corp.,
5%, 2/15/13	--		$435,000		3/20/18	(82 bp)	(5,076)

DJ ABX HE AAA Index	39,409		202,520		5/25/46	11 bp	11,566

DJ CDX NA HY Series 10	270,619		2,830,000		6/20/13	500 bp	(6,114)

DJ CDX NA HY Series 10	205,456		2,315,000		6/20/13	500 bp	(20,917)

DJ CDX NA HY Series 10	216,050		2,320,000		6/20/13	500 bp	(11,135)

DJ CDX NA HY Series 10	452,872		4,630,000	(F)	6/20/13	500 bp	(3,698)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		2,370,000	(F)	12/20/10	388.75 bp	34,952

DJ CDX NA HY Series 9
Index 25-35% tranche	--		203,000	(F)	12/20/10	105.5 bp	(9,663)

DJ CDX NA IG Series 10	(85,783)		7,830,000		6/20/18	(150 bp)	(69,614)

DJ CDX NA IG Series 9
Index, 30-100% tranche	--		160,000	(F)	12/20/12	(13.55 bp)	2,075

DJ CMB NA CMBX AAA Index	40,454		339,000		2/17/51	35 bp	10,075

DJ CMB NA CMBX AAA Index	131,926		1,054,000	(F)	12/13/49	8 bp	22,152

DJ CMB NA CMBX AAA Index	36,690		336,000		2/17/51	35 bp	6,580

DJ CMB NA CMBX AAA Index	(217,357)		2,550,000	(F)	2/17/51	(35 bp)	12,760

DJ iTraxx Europe
Crossover Series 8
Version 1	(58,792)	EUR	440,000		12/20/12	(375 bp)	(13,876)

General Growth
Properties, conv. bond
3.98%, 4/15/27	--		$165,000	(F)	6/20/12	750 bp	(25,034)

General Growth
Properties, conv. bond
3.98%, 4/15/27	--		290,000	(F)	9/20/13	728 bp	(64,603)

General Growth
Properties, conv. bond
3.98%, 4/15/27	--		25,000	(F)	6/20/12	750 bp	(3,793)

General Growth
Properties, conv. bond
3.98%, 4/15/27	--		25,000	(F)	9/20/13	775 bp	(5,264)

Glencore Funding LLC,
6%, 4/15/14	--		480,000		6/20/14	(148 bp)	10,886

iStar Financial, Inc.,
6%, 12/15/10	4,900		70,000		3/20/09	500 bp	(2,501)

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	--		60,000		6/20/13	595 bp	(1,203)

Smurfit-Stone Container
Enterprises, 7 1/2%,
6/1/13	--		5,000		3/20/13	685 bp	(244)

TDC AS, 6 1/2%, 4/19/12	--	EUR	135,000		9/20/13	(200 bp)	1,137

Merrill Lynch Capital Services, Inc.
Pacific Gas & Electric,
4.8%, 3/1/14	--		$145,000		12/20/13	113 bp	(2,669)

Merrill Lynch International
Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--		20,000		6/20/17	295 bp	(4,041)

KinderMorgan, 6 1/2%,
9/1/12	--		25,000		9/20/12	(128 bp)	259

Morgan Stanley Capital Services, Inc.
Bundesrepublic of
Deutschland, 6%, 6/20/16	--		534,000		6/20/18	8 bp	(4,277)

DJ ABX NA CMBX AAA Index	102,141		1,435,000		3/15/49	7 bp	(7,628)

DJ CDX NA IG Series 10	(96,954)		29,815,200		6/20/13	155 bp	(251,173)

DJ CDX NA IG Series 10	35,701		28,400,000		6/20/13	(155 bp)	195,664

DJ CDX NA IG Series 10
Index	24,898		1,278,000		6/20/18	(150 bp)	27,537

DJ CDX NA IG Series 10
Index 30-100% tranche	--		2,307,000	(F)	6/20/13	(52 bp)	(5,386)

DJ CDX NA IG Series 10
Index 30-100% tranche	--		1,090,000	(F)	6/20/13	(38.6 bp)	3,933

DJ CMB NA CMBX AA Index	(16,199)		71,000		10/12/52	(25 bp)	(2,837)

DJ CMB NA CMBX AAA Index	(157,786)		1,750,000		2/17/51	(35 bp)	(256)

DJ CMB NA CMBX AAA Index	60,066		553,500		2/17/51	35 bp	10,275

DJ CMB NA CMBX AAA Index	55,641		455,000		2/17/51	35 bp	14,163

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--		20,000		6/20/12	225 bp	(2,231)

Nalco, Co. 7.75%,
11/15/11	--	10,000		9/20/12	330 bp	(192)

Nalco, Co. 7.75%,
11/15/11	--	15,000		3/20/13	460 bp	284

Republic of Austria,
5 1/4%, 1/4/11	--	534,000		6/20/18	(17 bp)	1,988

Universal Corp., 5.2%,
10/15/13	--	345,000		3/20/13	(89 bp)	(198)

UBS, AG
Meritage Homes Corp.,
7%, 5/1/14	--	30,000	(F)	9/20/13	(760 bp)	(943)

Total						$689,493

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

Key to holding's currency abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
JPY Japanese Yen
MXN Mexican Peso
SEK Swedish Krona
TRL Turkish Lira
USD / $ United States Dollar
ZAR South African Rand

(a) Percentages indicated are based on net assets of $265,289,170.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at September 30, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at September 30, 2008. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at September 30, 2008 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $411,853,332, resulting in gross unrealized appreciation and depreciation of $16,957,872 and $45,126,728, respectively, or net unrealized depreciation of $28,168,856.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2008.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at September 30, 2008. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2008, the value of securities loaned amounted to $4,511,869. The fund received cash collateral of $4,703,592 which is pooled with collateral of other Putnam funds into 54 issues of short-term investments.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs. On September 30, 2008, fair value pricing was also used for certain foreign securities in the portfolio.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2008.

At September 30, 2008, liquid assets totaling $72,476,173 have been designated as collateral for open forward commitments, swap contracts, and forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at September 30, 2008.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at September 30, 2008.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at September 30, 2008 (as a percentage of Portfolio Value):

United States	81.9%
United Kingdom	3.6
Japan	3.3
France	1.3
Italy	0.9
Belgium	0.9

Australia	0.9
Switzerland	0.8
Canada	0.7
Netherlands	0.7
Sweden	0.6
Germany	0.6
Other	3.8

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At September 30, 2008, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $425,642 for the period ended September 30, 2008. During the period ended September 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $161,175,816 and $185,637,597 respectively.
On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets. The fund’s investments in the financial sector, as reflected in the fund’s schedule of investments, exposes investors to the negative (or positive) performance resulting from these events.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$119,115,331	$(390,923)

Level 2	$264,006,837	$(4,789,675)

Level 3	$562,308	$-

Total	$383,684,476	$(5,180,598)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of September 30, 2008:

	Investment in Securities	Other Financial Instruments*

Balance as of December 31, 2007	$24	$-
Accrued discounts/premiums	$-	$-
Realized Gain / Loss	$(130,328)	$-
Change in net unrealized appreciation (depreciation)	$156,035	$-
Net Purchases / Sales	$(100,645)	$-
Net Transfers in and/or out of Level 3	$637,222	$-

Balance as of September 30, 2008	$562,308	$-

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/ (depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Global Equity Fund
The fund's portfolio
9/30/08 (Unaudited)

COMMON STOCKS (96.7%)(a)
	Shares	Value

Aerospace and Defense (5.2%)
L-3 Communications Holdings, Inc.	86,400	$8,494,848
Lockheed Martin Corp.	76,900	8,433,623
		16,928,471

Automotive (2.2%)
Peugeot SA (France)	17,800	676,122
Suzuki Motor Corp. (Japan)	351,400	6,527,457
		7,203,579

Banking (7.4%)
Alpha Bank AE (Greece)	103,341	2,272,636
Banco Santander Central Hispano SA (Spain)	175,491	2,657,073
Bank of America Corp. (SEG)	135,800	4,753,000
Bank of China Ltd. (China)	6,662,000	2,554,219
Bank of Ireland PLC (Ireland)	128,092	736,629
DBS Group Holdings, Ltd. (Singapore)	541,000	6,398,709
KBC Groupe SA (Belgium)	32,523	2,828,874
Royal Bank of Scotland Group PLC (United Kingdom)	516,873	1,712,497
		23,913,637

Basic Materials (0.5%)
Antofagasta PLC (United Kingdom)	211,071	1,522,078

Beverage (0.3%)
PepsiCo, Inc.	11,700	833,859

Biotechnology (0.7%)
Amgen, Inc. (NON)	40,900	2,424,143

Chemicals (1.1%)
Terra Industries, Inc.	124,217	3,651,980

Commercial and Consumer Services (0.5%)
LG Corp. (South Korea)	29,626	1,547,453

Communications Equipment (0.9%)
Nokia OYJ (Finland)	151,854	2,831,574

Conglomerates (0.3%)
Vivendi SA (France)	35,336	1,106,007

Consumer (1.5%)
Matsushita Electric Industrial Co., Ltd. (Japan)	271,000	4,704,777

Consumer Goods (3.5%)
Colgate-Palmolive Co.	36,300	2,735,205
Reckitt Benckiser PLC (United Kingdom)	178,328	8,636,022
		11,371,227

Distribution (1.0%)
Mitsubishi Corp. (Japan)	157,800	3,284,861

Electronics (2.6%)
High Tech Computer Corp. (Taiwan)	194,900	3,030,321
Integrated Device Technology, Inc. (NON)	181,800	1,414,404
National Semiconductor Corp. (S)	185,700	3,195,897
Samsung Electronics Co., Ltd. (South Korea)	1,723	793,496
		8,434,118

Energy (Oil Field) (2.3%)
ENSCO International, Inc.	130,200	7,503,426

Financial (0.4%)
Man Group PLC (United Kingdom)	236,788	1,453,184

Food (0.6%)
Bunge, Ltd. (S)	30,700	1,939,626

Health Care Services (0.7%)
Express Scripts, Inc. (NON)	16,700	1,232,794
Suzuken Co., Ltd. (Japan)	38,400	1,166,492
		2,399,286

Insurance (7.2%)
Allianz SE (Germany)	23,300	3,205,190
Arch Capital Group, Ltd. (Bermuda) (NON)	41,628	3,040,093
AXA SA (France)	87,075	2,855,182
Hannover Rueckversicherung AG (Germany)	23,435	854,537
Swiss Re (Switzerland)	78,642	4,393,676
Zurich Financial Services AG (Switzerland)	33,171	9,198,058
		23,546,736

Investment Banking/Brokerage (2.7%)
3i Group PLC (United Kingdom)	217,001	2,739,661
Credit Suisse Group (Switzerland)	75,803	3,610,372
Goldman Sachs Group, Inc. (The)	18,200	2,329,600
		8,679,633

Manufacturing (2.0%)
Invensys PLC (United Kingdom) (NON)	450,926	1,664,347
NSK, Ltd. (Japan)	525,000	3,042,748
Roper Industries, Inc. (S)	30,400	1,731,584
		6,438,679

Media (0.5%)
Viacom, Inc. Class B (NON)	59,812	1,485,730

Metals (4.8%)
Arcelor Mittal (Luxembourg)	59,198	2,961,672
BHP Billiton PLC (United Kingdom)	280,368	6,343,289
Freeport-McMoRan Copper & Gold, Inc. Class B (S)	85,200	4,843,620
MMC Norilsk Nickel ADR (Russia)	105,150	1,474,034
		15,622,615

Natural Gas Utilities (1.1%)
Energen Corp.	35,600	1,611,968
ONEOK, Inc.	60,536	2,082,438
		3,694,406

Office Equipment & Supplies (2.0%)
Canon, Inc. (Japan)	175,200	6,552,373

Oil & Gas (10.1%)
Addax Petroleum Corp. (Switzerland)	189,102	5,134,546
EnCana Corp. (Canada)	30,700	1,960,876
Exxon Mobil Corp.	124,500	9,668,670
Inpex Holdings, Inc. (Japan)	209	1,810,779
Patterson-UTI Energy, Inc. (S)	86,600	1,733,732
Royal Dutch Shell PLC Class A (Netherlands)	359,141	10,404,910
Stone Energy Corp. (NON)	10,779	456,275
Valero Energy Corp.	52,200	1,581,660
		32,751,448

Pharmaceuticals (10.9%)
Astellas Pharma, Inc. (Japan)	25,400	1,067,576
Eli Lilly & Co.	197,200	8,682,716
Johnson & Johnson	157,500	10,911,600
Pfizer, Inc.	689,800	12,719,909
Roche Holding AG (Switzerland)	13,328	2,078,400
		35,460,201

Power Producers (0.2%)
Reliant Resources, Inc. (NON)	84,100	618,135

Regional Bells (2.4%)
Verizon Communications, Inc.	244,000	7,829,960

Retail (3.3%)
Best Buy Co., Inc. (S)	34,400	1,290,000
Hennes & Mauritz AB Class B (Sweden)	95,250	3,878,512
RadioShack Corp.	312,352	5,397,443
		10,565,955

Shipping (0.9%)
D/S Norden (Denmark)	47,650	2,293,063
Pacific Basin Shipping, Ltd. (Hong Kong)	936,000	778,650
		3,071,713

Software (6.9%)
Adobe Systems, Inc. (NON)	207,130	8,175,421
Microsoft Corp.	420,300	11,217,807
Oracle Corp. (NON)	146,700	2,979,477
		22,372,705

Telecommunications (5.0%)
Embarq Corp. (S)	184,894	7,497,452
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	1,960	8,733,039
		16,230,491

Tobacco (4.9%)
Altria Group, Inc.	112,200	2,226,048
Lorillard, Inc.	100,420	7,144,883
Philip Morris International, Inc.	138,000	6,637,800
		16,008,731

Trucks & Parts (0.1%)
Toyota Boshoku Corp. (Japan)	14,800	164,280

Total common stocks (cost $381,418,481)		$314,147,077

SHORT-TERM INVESTMENTS (10.2%)(a)
	Principal
	amount/shares	Value

Federated Prime Obligations Fund	17,398,351	$17,398,351

Short-term investments held as collateral for loaned
securities with yields ranging from 0.50% to 3.01% and
due dates ranging from October 1, 2008 to
November 10, 2008 (d)	$15,685,169	15,668,411

Total short-term investments (cost $33,066,762)		$33,066,762

TOTAL INVESTMENTS

Total investments (cost $414,485,243) (b)		$347,213,839

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/08 (aggregate face value $62,795,756) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$18,119,569	$19,615,631	10/15/08	$(1,496,062)
British Pound	1,040,862	1,085,113	12/17/08	(44,251)
Canadian Dollar	7,223,101	7,333,930	10/15/08	(110,829)
Euro	23,831,046	24,198,515	12/17/08	(367,469)
Japanese Yen	2,018,528	1,967,966	11/19/08	50,562
Norwegian Krone	5,162,259	5,434,733	12/17/08	(272,474)
Swedish Krona	884,247	905,210	12/17/08	(20,963)
Swiss Franc	2,216,840	2,254,658	12/17/08	(37,818)

Total				$(2,299,304)

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/08 (aggregate face value $44,648,949) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$2,984,765	$3,126,670	10/15/08	$141,905
British Pound	13,044,732	13,069,857	12/17/08	25,125
Canadian Dollar	3,221,983	3,254,902	10/15/08	32,919
Euro	1,256,876	1,301,226	12/17/08	44,350
Japanese Yen	11,978,726	11,828,485	11/19/08	(150,241)
Norwegian Krone	6,208,744	6,255,541	12/17/08	46,797
Swedish Krona	2,614,105	2,690,220	12/17/08	76,115
Swiss Franc	3,068,402	3,122,048	12/17/08	53,646

Total				$270,616

FUTURES CONTRACTS OUTSTANDING at 9/30/08 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Dow Jones Euro Stoxx 50 Index (Long)	29	$1,250,365	Dec-08	$(47,919)
New Financial Times Stock Exchange 100 Index (Long)	8	707,439	Dec-08	(31,987)
S&P 500 Index (Long)	11	3,210,350	Dec-08	51,496
S&P ASX 200 Index (Long)	4	370,677	Dec-08	(25,201)
Tokyo Price Index (Long)	8	817,156	Dec-08	(39,769)

Total				$(93,380)

NOTES

(a) Percentages indicated are based on net assets of $324,974,244.

(b) The aggregate identified cost on a tax basis is $415,072,129, resulting in gross unrealized appreciation and depreciation of $9,445,876 and $77,304,166, respectively, or net unrealized depreciation of $67,858,290.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2008.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2008, the value of securities loaned amounted to $15,266,703. Certain of these securities were sold prior to period-end. The fund received cash collateral of $15,668,411 which is pooled with collateral of other Putnam funds into 52 issues of short-term investments.

(S) Securities on loan, in part or in entirety, at September 30, 2008.

At September 30, 2008, liquid assets totaling $8,384,674 have been designated as collateral for open forward contracts and futures contracts.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at September 30, 2008 (as a percentage of Portfolio Value):

United States	55.7%
Japan	11.2
Switzerland	7.4
United Kingdom	7.3
Netherlands	3.1
Singapore	1.9
France	1.4
Germany	1.2
Sweden	1.2
Bermuda	0.9
Taiwan	0.9
Luxembourg	0.9
Finland	0.9
Belgium	0.9
Spain	0.8
China	0.8
South Korea	0.7
Denmark	0.7
Greece	0.7
Canada	0.6
Other	0.8

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At September 30, 2008, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $231,032 for the period ended September 30, 2008. During the period ended September 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $135,575,118 and $136,225,112, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$195,000,599	$(93,380)

Level 2	$152,213,240	$(2,028,688)

Level 3	$-	$-

Total	$347,213,839	$(2,122,068)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Growth and Income Fund
The fund's portfolio
9/30/08 (Unaudited)

COMMON STOCKS (98.6%)(a)
	Shares	Value

Advertising and Marketing Services (0.4%)
Omnicom Group, Inc. (S)	216,000	$8,328,960

Aerospace and Defense (3.2%)
Boeing Co. (The)	185,000	10,609,750
L-3 Communications Holdings, Inc.	77,000	7,570,640
Lockheed Martin Corp.	185,000	20,288,950
Northrop Grumman Corp.	158,000	9,565,320
United Technologies Corp.	226,000	13,573,560
		61,608,220

Automotive (0.5%)
Ford Motor Co. (NON) (S)	1,117,192	5,809,398
Harley-Davidson, Inc. (S)	80,000	2,984,000
		8,793,398

Banking (8.2%)
Bank of America Corp.	1,492,127	52,224,445
BB&T Corp.	64,000	2,419,200
PNC Financial Services Group	32,800	2,450,160
U.S. Bancorp	1,606,900	57,880,538
Wells Fargo & Co.	1,070,400	40,172,112
		155,146,455

Beverage (1.6%)
Molson Coors Brewing Co. Class B (S)	283,000	13,230,250
Pepsi Bottling Group, Inc. (The)	566,000	16,510,220
		29,740,470

Biotechnology (1.1%)
Amgen, Inc. (NON)	338,000	20,033,260

Building Materials (0.8%)
Masco Corp. (S)	820,200	14,714,388

Chemicals (1.7%)
Celanese Corp. Ser. A	273,000	7,619,430
E.I. du Pont de Nemours & Co. (S)	575,000	23,172,500
Huntsman Corp.	95,700	1,205,820
		31,997,750

Communications Equipment (0.8%)
Cisco Systems, Inc. (NON)	460,200	10,382,112
Nokia OYJ ADR (Finland)	264,000	4,923,600
		15,305,712

Computers (1.9%)
EMC Corp. (NON)	550,000	6,578,000
Hewlett-Packard Co.	283,210	13,095,630
IBM Corp.	139,200	16,280,832
		35,954,462

Conglomerates (3.4%)
3M Co.	153,315	10,472,948
General Electric Co.	1,062,000	27,081,000
Honeywell International, Inc.	249,000	10,345,950
Textron, Inc.	271,538	7,950,633
Tyco International, Ltd. (Bermuda) (S)	266,575	9,335,457
		65,185,988

Consumer Finance (1.7%)
Capital One Financial Corp.	626,000	31,926,000

Consumer Goods (5.4%)
Clorox Co.	447,409	28,048,070
Colgate-Palmolive Co.	139,000	10,473,650
Energizer Holdings, Inc. (NON) (S)	68,000	5,477,400
Procter & Gamble Co. (The)	848,000	59,097,120
		103,096,240

Consumer Services (0.2%)
Service Corporation International (S)	398,100	3,328,116

Containers (0.1%)
Crown Holdings, Inc. (NON)	104,800	2,327,608

Electric Utilities (6.0%)
Edison International	782,000	31,201,800

Entergy Corp.	145,800	12,977,658
Exelon Corp.	220,327	13,796,877
FirstEnergy Corp. (S)	184,000	12,326,160
PG&E Corp. (S)	923,200	34,573,840
Sierra Pacific Resources	319,300	3,058,894
Wisconsin Energy Corp. (S)	139,000	6,241,100
		114,176,329

Electrical Equipment (0.7%)
Emerson Electric Co.	216,000	8,810,640
WESCO International, Inc. (NON)	131,000	4,215,580
		13,026,220

Electronics (1.2%)
Avnet, Inc. (NON)	113,000	2,783,190
Intel Corp.	923,000	17,287,790
Tyco Electronics, Ltd. (Bermuda)	96,575	2,671,265
		22,742,245

Energy (Oil Field) (0.6%)
Global Industries, Ltd. (NON) (S)	492,000	3,414,480
Transocean, Inc. (NON) (S)	79,000	8,677,360
		12,091,840

Financial (5.5%)
CIT Group, Inc.	236,000	1,642,560
Citigroup, Inc.	1,723,996	35,359,158
JPMorgan Chase & Co.	1,379,058	64,402,009
SLM Corp. (NON)	205,000	2,529,700
		103,933,427

Food (1.2%)
Kraft Foods, Inc. Class A	716,113	23,452,701

Health Care Services (2.2%)
AmerisourceBergen Corp.	272,000	10,240,800
Cardinal Health, Inc.	182,568	8,996,951
Health Management Associates, Inc. Class A (NON) (S)	1,827,000	7,600,320
Quest Diagnostics, Inc.	180,000	9,300,600
UnitedHealth Group, Inc.	113,000	2,869,070
WellPoint, Inc. (NON)	56,000	2,619,120
		41,626,861

Homebuilding (0.6%)
Lennar Corp. (S)	397,800	6,042,582
Toll Brothers, Inc. (NON) (S)	221,000	5,575,830
		11,618,412

Insurance (6.3%)
ACE, Ltd. (Switzerland) (S)	655,500	35,482,215
Allstate Corp. (The)	350,000	16,142,000
Berkshire Hathaway, Inc. Class B (NON)	4,349	19,113,855
Chubb Corp. (The)	133,717	7,341,063
Everest Re Group, Ltd. (Bermuda)	165,900	14,355,327
Genworth Financial, Inc. Class A	1,519,018	13,078,745
Loews Corp.	355,000	14,018,950
		119,532,155

Investment Banking/Brokerage (2.2%)
Goldman Sachs Group, Inc. (The)	255,369	32,687,232
Merrill Lynch & Co., Inc.	150,000	3,795,000
Morgan Stanley	223,064	5,130,472
		41,612,704

Leisure (0.4%)
Brunswick Corp. (S)	636,500	8,140,835

Lodging/Tourism (0.4%)
Wyndham Worldwide Corp.	432,480	6,794,261

Machinery (0.6%)
Caterpillar, Inc.	176,000	10,489,600
Parker-Hannifin Corp.	33,463	1,773,539
		12,263,139

Media (1.2%)
Walt Disney Co. (The) (S)	753,000	23,109,570

Medical Technology (3.3%)
Baxter International, Inc.	106,300	6,976,469
Boston Scientific Corp. (NON) (S)	1,233,530	15,135,413
Covidien, Ltd. (S)	370,575	19,922,112
Hospira, Inc. (NON) (S)	301,000	11,498,200
Medtronic, Inc. (S)	203,000	10,170,300
		63,702,494

Metals (0.9%)
Freeport-McMoRan Copper & Gold, Inc. Class B (S)	202,700	11,523,495
Nucor Corp.	121,000	4,779,500
		16,302,995

Oil & Gas (13.6%)
Apache Corp. (S)	140,000	14,599,200
BP PLC ADR (United Kingdom) (S)	278,000	13,947,260
Chevron Corp. (S)	376,000	31,012,480
ConocoPhillips	116,000	8,497,000
Devon Energy Corp.	148,000	13,497,600
Exxon Mobil Corp.	895,300	69,528,998
Marathon Oil Corp.	982,200	39,160,314
Nexen, Inc. (Canada)	535,000	12,428,050
Occidental Petroleum Corp. (S)	378,000	26,630,100
Total SA ADR (France)	359,000	21,784,120
Valero Energy Corp. (S)	279,100	8,456,730
		259,541,852

Pharmaceuticals (5.7%)
Abbott Laboratories	192,000	11,055,360
Eli Lilly & Co.	63,000	2,773,890
Johnson & Johnson (S)	574,000	39,766,720
Merck & Co., Inc.	171,000	5,396,760
Pfizer, Inc. (S)	2,576,900	47,518,036
Watson Pharmaceuticals, Inc. (NON) (S)	95,000	2,707,500
		109,218,266

Photography/Imaging (0.1%)
Xerox Corp.	145,700	1,679,921

Publishing (0.1%)
Idearc, Inc. (S)	1,426,804	1,783,505

Railroads (0.2%)
Norfolk Southern Corp.	57,000	3,773,970

Regional Bells (5.9%)
AT&T, Inc.	1,597,000	44,588,240
Qwest Communications International, Inc. (S)	1,534,102	4,955,149
Verizon Communications, Inc.	1,943,900	62,379,751
		111,923,140

Retail (4.4%)
Best Buy Co., Inc. (S)	86,000	3,225,000
Big Lots, Inc. (NON) (S)	131,118	3,649,014
CVS Caremark Corp.	50,000	1,683,000
Home Depot, Inc. (The) (S)	786,400	20,359,896
JC Penney Co., Inc. (Holding Co.) (S)	228,000	7,601,520
Staples, Inc. (S)	569,000	12,802,500
Supervalu, Inc.	122,800	2,664,760
TJX Cos., Inc. (The) (S)	456,000	13,917,120
Wal-Mart Stores, Inc. (S)	310,380	18,588,658
		84,491,468

Schools (0.2%)
Career Education Corp. (NON)	225,000	3,678,750

Software (2.4%)
Microsoft Corp.	684,000	18,255,960
Parametric Technology Corp. (NON)	496,792	9,140,973
Symantec Corp. (NON) (S)	922,000	18,052,760
		45,449,693

Technology Services (0.4%)
Accenture, Ltd. Class A (Bermuda)	181,000	6,878,000

Telecommunications (0.4%)
Embarq Corp. (S)	47,130	1,911,121
Sprint Nextel Corp. (S)	1,002,600	6,115,860
		8,026,981

Tobacco (0.1%)
Philip Morris International, Inc.	55,800	2,683,980

Toys (0.1%)
Mattel, Inc.	145,400	2,623,016

Waste Management (0.7%)
Republic Services, Inc. (S)	93,000	2,788,140
Waste Management, Inc. (S)	331,000	10,423,190
		13,211,330

Total common stocks (cost $1,868,827,798)		$1,876,577,087

CONVERTIBLE BONDS AND NOTES (0.4%)(a)
	Principal amount	Value

Ford Motor Co. cv. sr. notes 4 1/4s, 2036	$6,000,000	$3,952,500
MGIC Investment Corp. 144A cv. jr. unsec. sub. debs
9s, 2063	5,000,000	4,072,000

Total convertible bonds and notes (cost $8,641,555)		$8,024,500

CONVERTIBLE PREFERRED STOCKS (--%)(a)
	Shares	Value

Ambac Financial Group, Inc. $4.75 cv. pfd.	30,000	$531,900
CIT Group, Inc. $1.937 cv. pfd.	7,020	60,863

Total convertible preferred stocks (cost $1,598,680)		$592,763

SHORT-TERM INVESTMENTS (15.6%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.50% to 3.01% and
due dates ranging from October 1, 2008 to
November 10, 2008 (d)	$274,156,444	$273,863,538
Federated Prime Obligations Fund	22,211,815	22,211,815

Total short-term investments (cost $296,075,353)		$296,075,353

TOTAL INVESTMENTS

Total investments (cost $2,175,143,386) (b)		$2,181,269,703

NOTES

(a) Percentages indicated are based on net assets of $1,902,565,453.

(b) The aggregate identified cost on a tax basis is $2,220,486,939, resulting in gross unrealized appreciation and depreciation of $254,055,660 and $293,272,896, respectively, or net unrealized depreciation of $39,217,236.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2008, the value of securities loaned amounted to $262,928,448. The fund received cash collateral of $273,863,538 which is pooled with collateral of other Putnam funds into 52 issues of short-term investments.

(S) Securities on loan, in part or in entirety, at September 30, 2008.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $330,448 for the period ended September 30, 2008. During the period ended September 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $171,130,400 and $205,900,856, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets. The fund’s investments in the financial sector , as reflected in the fund’s schedule of investments, exposes investors to the negative (or positive) performance resulting from these events.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$1,898,788,902	$-

Level 2	$282,480,801	$-

Level 3	$-	$-

Total	$2,181,269,703	$-

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Growth Opportunities Fund
The fund's portfolio
9/30/08 (Unaudited)

COMMON STOCKS (98.8%)(a)
	Shares	Value

Advertising and Marketing Services (0.7%)
Omnicom Group, Inc. (S)	5,000	$192,800

Aerospace and Defense (4.8%)
Boeing Co. (The)	4,600	263,810
L-3 Communications Holdings, Inc.	2,401	236,066
Lockheed Martin Corp.	4,401	482,658
United Technologies Corp.	6,500	390,390
		1,372,924

Banking (2.1%)
Bank of America Corp.	3,300	115,500
Barclays PLC ADR (United Kingdom)	4,900	121,030
Northern Trust Corp.	600	43,320
Toronto-Dominion Bank (The) (Canada)	3,100	189,069
U.S. Bancorp	3,700	133,274
		602,193

Beverage (2.3%)
Coca-Cola Co. (The)	5,000	264,400
Pepsi Bottling Group, Inc. (The)	4,000	116,680
PepsiCo, Inc.	3,900	277,953
		659,033

Biotechnology (2.1%)
Amgen, Inc. (NON)	4,000	237,080
Applied Biosystems, Inc.	800	27,400
Genzyme Corp. (NON)	3,700	299,293
Invitrogen Corp. (NON)	900	34,020
		597,793

Cable Television (0.9%)
DirecTV Group, Inc. (The) (NON)	10,300	269,551

Chemicals (2.7%)
Celanese Corp. Ser. A	1,800	50,238
CF Industries Holdings, Inc.	400	36,584
Monsanto Co.	4,500	445,410
Mosaic Co. (The)	600	40,812
Potash Corp. of Saskatchewan (Canada)	1,300	171,613
Terra Industries, Inc.	1,300	38,220
		782,877

Commercial and Consumer Services (1.0%)
Dun & Bradstreet Corp. (The)	1,500	141,540
Equifax, Inc.	2,600	89,570
Priceline.com, Inc. (NON)	700	47,901
		279,011

Communications Equipment (2.2%)
Cisco Systems, Inc. (NON)	24,861	560,864
Corning, Inc.	4,300	67,252
		628,116

Computers (7.4%)
Apple Computer, Inc. (NON)	4,400	500,104
EMC Corp. (NON)	20,300	242,788
Hewlett-Packard Co.	14,300	661,232
IBM Corp.	5,700	666,672
NetApp, Inc. (NON)	3,700	67,451
		2,138,247

Conglomerates (2.3%)
General Electric Co.	20,700	527,850
Honeywell International, Inc.	3,200	132,960
		660,810

Consumer Finance (0.2%)
Capital One Financial Corp.	1,400	71,400

Consumer Goods (4.0%)
Clorox Co.	2,000	125,380
Colgate-Palmolive Co.	1,600	120,560
Procter & Gamble Co. (The)	12,900	899,001
		1,144,941

Consumer Services (0.1%)
Netflix, Inc. (NON) (S)	1,000	30,880

Containers (0.1%)
Owens-Illinois, Inc. (NON)	1,400	41,160

Electric Utilities (1.0%)
Edison International	4,000	159,600
FirstEnergy Corp.	1,000	66,990
Public Service Enterprise Group, Inc.	2,000	65,580
		292,170

Electrical Equipment (0.3%)
Emerson Electric Co.	2,000	81,580

Electronics (2.7%)
Intel Corp.	20,600	385,838
MEMC Electronic Materials, Inc. (NON)	2,300	64,998
National Semiconductor Corp.	5,000	86,050
Texas Instruments, Inc.	11,300	242,950
		779,836

Energy (Oil Field) (3.4%)
Dresser-Rand Group, Inc. (NON)	1,100	34,617
FMC Technologies, Inc. (NON)	2,300	107,065
Halliburton Co.	9,100	294,749
National-Oilwell Varco, Inc. (NON)	3,989	200,367
Noble Corp.	1,200	52,680
Schlumberger, Ltd.	1,900	148,371
Transocean, Inc. (NON)	1,300	142,792
		980,641

Energy (Other) (0.2%)
First Solar, Inc. (NON)	300	56,673

Financial (1.9%)
Assurant, Inc.	3,700	203,500
Citigroup, Inc.	6,000	123,060
JPMorgan Chase & Co.	2,600	121,420
Nasdaq OMX Group, Inc. (The) (NON)	3,300	100,881
		548,861

Food (0.4%)
Bunge, Ltd.	900	56,862
Corn Products International, Inc.	800	25,824
Dean Foods Co. (NON)	2,000	46,720
		129,406

Gaming & Lottery (0.1%)
International Game Technology	1,300	22,334

Health Care Services (2.1%)
Aetna, Inc.	1,600	57,776
Express Scripts, Inc. (NON)	4,300	317,426
Humana, Inc. (NON)	1,300	53,560
Medco Health Solutions, Inc. (NON)	1,500	67,500
WellPoint, Inc. (NON)	2,100	98,217
		594,479

Insurance (0.5%)
AFLAC, Inc.	2,300	135,125

Investment Banking/Brokerage (4.1%)
Blackstone Group LP (The)	10,600	162,604
Federated Investors, Inc.	2,900	83,665
Goldman Sachs Group, Inc. (The)	3,100	396,800
Invesco, Ltd.	1,800	37,764
Janus Capital Group, Inc.	6,800	165,104
Raymond James Financial, Inc.	3,100	102,238
State Street Corp.	3,500	199,080
T. Rowe Price Group, Inc.	500	26,855
		1,174,110

Machinery (2.6%)
AGCO Corp. (NON)	2,600	110,786
Caterpillar, Inc.	5,200	309,920
Cummins, Inc.	1,900	83,068
Deere (John) & Co.	2,900	143,550
Joy Global, Inc.	2,000	90,280
		737,604

Manufacturing (0.2%)
Flowserve Corp.	700	62,139

Media (1.1%)
Time Warner, Inc.	6,900	90,459
Walt Disney Co. (The)	7,100	217,899
		308,358

Medical Technology (5.7%)
Baxter International, Inc.	3,400	223,142
Becton, Dickinson and Co.	4,400	353,144
Hospira, Inc. (NON)	5,900	225,380
Intuitive Surgical, Inc. (NON)	300	72,294
Medtronic, Inc.	7,000	350,700
Mettler-Toledo International, Inc. (NON)	400	39,200
St. Jude Medical, Inc. (NON)	4,600	200,054
Varian Medical Systems, Inc. (NON) (S)	1,500	85,695
Waters Corp. (NON)	500	29,090
Zimmer Holdings, Inc. (NON)	1,100	71,016
		1,649,715

Metals (0.7%)
Freeport-McMoRan Copper & Gold, Inc. Class B	1,600	90,960
Nucor Corp.	1,000	39,500
Southern Copper Corp. (S)	1,500	28,620
United States Steel Corp.	600	46,566
		205,646

Natural Gas Utilities (0.3%)
Energen Corp.	1,800	81,504

Oil & Gas (11.7%)
Chevron Corp.	3,600	296,928
ConocoPhillips	5,600	410,200
Devon Energy Corp.	3,400	310,080
Exxon Mobil Corp.	17,300	1,343,518
Hess Corp.	2,600	213,408
Marathon Oil Corp.	2,200	87,714
Occidental Petroleum Corp.	6,400	450,880
Sunoco, Inc.	2,700	96,066
Valero Energy Corp.	5,000	151,500
		3,360,294

Pharmaceuticals (6.8%)
Bristol-Myers Squibb Co.	5,700	118,845
Cephalon, Inc. (NON)	1,200	92,988
Eli Lilly & Co.	3,000	132,090
Forest Laboratories, Inc. (NON)	1,900	53,732
Johnson & Johnson	10,000	692,800
Merck & Co., Inc.	8,500	268,260
Mylan Laboratories, Inc. (NON) (S)	10,400	118,768
Pfizer, Inc.	6,600	121,704
Schering-Plough Corp.	8,600	158,842
Wyeth	5,400	199,476
		1,957,505

Power Producers (0.8%)
AES Corp. (The) (NON) (S)	14,700	171,843
NRG Energy, Inc. (NON)	2,100	51,975
		223,818

Railroads (0.3%)
Norfolk Southern Corp.	1,200	79,452

Real Estate (0.5%)
CB Richard Ellis Group, Inc. Class A (NON)	7,928	105,997
Jones Lang LaSalle, Inc.	1,168	50,785
		156,782

Regional Bells (1.8%)
AT&T, Inc.	13,100	365,752
Verizon Communications, Inc.	4,900	157,241
		522,993

Restaurants (0.9%)
McDonald's Corp.	1,300	80,210
Yum! Brands, Inc.	5,700	185,877
		266,087

Retail (5.0%)
Abercrombie & Fitch Co. Class A	1,100	43,395
Amazon.com, Inc. (NON)	200	14,552
Best Buy Co., Inc.	1,050	39,375
Big Lots, Inc. (NON) (S)	2,400	66,792
BJ's Wholesale Club, Inc. (NON)	1,800	69,948
CVS Caremark Corp.	6,500	218,790
Dollar Tree, Inc. (NON)	1,737	63,157
GameStop Corp. (NON)	1,600	54,736
Kroger Co.	6,100	167,628
Lowe's Cos., Inc.	3,600	85,284
Safeway, Inc.	5,000	118,600
TJX Cos., Inc. (The)	3,500	106,820
Urban Outfitters, Inc. (NON)	3,100	98,797
Wal-Mart Stores, Inc.	4,700	281,483

		1,429,357

Shipping (0.5%)
Kirby Corp. (NON)	2,000	75,880
Ryder System, Inc.	1,000	62,000
		137,880

Software (5.6%)
Activision Blizzard, Inc. (NON)	6,800	104,924
Adobe Systems, Inc. (NON)	8,600	339,442
Autodesk, Inc. (NON)	700	23,485
Microsoft Corp.	35,200	939,488
Symantec Corp. (NON)	8,800	172,304
VMware, Inc. Class A (NON) (S)	1,000	26,640
		1,606,283

Technology Services (2.9%)
Accenture, Ltd. Class A (Bermuda)	2,600	98,800
Baidu.com ADR (China) (NON)	200	49,646
eBay, Inc. (NON)	4,700	105,186
Google, Inc. Class A (NON)	1,057	423,351
Salesforce.com, Inc. (NON)	1,700	82,280
Sohu.com, Inc. (China) (NON)	900	50,175
Yahoo!, Inc. (NON)	2,600	44,980
		854,418

Telecommunications (0.2%)
American Tower Corp. Class A (NON)	1,200	43,164

Textiles (0.8%)
Coach, Inc. (NON)	6,900	172,776
NIKE, Inc. Class B	800	53,520
		226,296

Tobacco (0.5%)
Altria Group, Inc.	3,300	65,472
Philip Morris International, Inc.	1,700	81,770
		147,242

Toys (0.3%)
Hasbro, Inc.	2,700	93,744

Total common stocks (cost $29,526,374)		$28,417,232

INVESTMENT COMPANIES (1.2%)(a)
	Shares	Value

iShares FTSE/Xinhua China 25 Index Fund	900	$31,023
S&P 500 Index Depository Receipts (SPDR Trust Series 1)	2,700	313,740

Total investment companies (cost $390,352)		$344,763

SHORT-TERM INVESTMENTS (2.8%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.50% to 3.01% and
due dates ranging from October 1, 2008 to
November 10, 2008 (d)	$613,355	$612,700
Federated Prime Obligations Fund	193,570	193,570

Total short-term investments (cost $806,270)		$806,270

TOTAL INVESTMENTS

Total investments (cost $30,722,996) (b)		$29,568,265

NOTES

(a) Percentages indicated are based on net assets of $28,770,318.

(b) The aggregate identified cost on a tax basis is $31,489,355, resulting in gross unrealized appreciation and depreciation of $1,890,390 and $3,811,480, respectively, or net unrealized depreciation of $1,921,090.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2008, the value of securities loaned amounted to $583,382. The fund received cash collateral of $612,700 which is pooled with collateral of other Putnam funds into 52 issues of short-term investments.

(S) Securities on loan, in part or in entirety, at September 30, 2008.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $18,965 for the period ended September 30, 2008. During the period ended September 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $14,035,969 and $14,099,246, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$28,955,565	$-

Level 2	$612,700	$-

Level 3	$-	$-

Total	$29,568,265	$-

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Health Sciences Fund
The fund's portfolio
9/30/08 (Unaudited)

COMMON STOCKS (91.4%)(a)
	Shares	Value

Biotechnology (16.4%)
Amgen, Inc. (NON)	156,500	$9,275,755
Amylin Pharmaceuticals, Inc. (NON) (S)	31,200	630,864
Arqule, Inc. (NON)	57,600	185,472
Basilea Pharmaceutical AG (Switzerland) (NON)	1,000	147,044
Basilea Pharmaceutical AG 144A (Switzerland) (NON)	5,000	735,218
Celgene Corp. (NON)	8,283	524,148
Genentech, Inc. (NON)	97,600	8,655,168
Genzyme Corp. (NON)	61,600	4,982,824
Idenix Pharmaceuticals, Inc. (NON) (S)	73,700	532,851
Imclone Systems, Inc. (NON)	11,400	711,816
InterMune, Inc. (NON) (S)	40,500	692,955
		27,074,115

Health Care Services (17.9%)
Aetna, Inc.	16,100	581,371
AMERIGROUP Corp. (NON)	36,700	926,308
AmerisourceBergen Corp.	66,300	2,496,195
Cardinal Health, Inc.	89,400	4,405,632
Centene Corp. (NON)	41,049	841,915
CIGNA Corp.	78,100	2,653,838
Coventry Health Care, Inc. (NON) (S)	46,950	1,528,223
Express Scripts, Inc. (NON)	1,200	88,584
Health Management Associates, Inc. Class A (NON)	376,200	1,564,992
Henry Schein, Inc. (NON) (S)	22,100	1,189,864
Laboratory Corp. of America Holdings (NON) (S)	10,700	743,650
LifePoint Hospitals, Inc. (NON) (S)	60,700	1,950,898
McKesson Corp.	47,500	2,555,975
Omnicare, Inc. (S)	54,900	1,579,473
Quest Diagnostics, Inc.	48,100	2,485,327
UnitedHealth Group, Inc.	16,500	418,935
Universal Health Services, Inc. Class B	13,100	733,993
WellPoint, Inc. (NON)	57,800	2,703,306
		29,448,479

Medical Technology (26.9%)
Baxter International, Inc.	69,900	4,587,537
Becton, Dickinson and Co.	47,500	3,812,350
Boston Scientific Corp. (NON)	527,800	6,476,106
Covidien, Ltd.	75,100	4,037,376
Edwards Lifesciences Corp. (NON) (S)	10,365	598,682
Hologic, Inc. (NON) (S)	67,100	1,297,043
Hospira, Inc. (NON)	127,300	4,862,860
Medtronic, Inc.	179,800	9,007,980
Mettler-Toledo International, Inc. (NON)	7,100	695,800
Patterson Cos., Inc. (NON) (S)	45,500	1,383,655
Sirona Dental Systems, Inc. (NON) (S)	20,200	470,256
St. Jude Medical, Inc. (NON)	83,000	3,609,670
Stryker Corp.	7,900	492,170
Synthes, Inc. (Switzerland)	7	967
Waters Corp. (NON)	6,400	372,352
West Pharmaceutical Services, Inc. (S)	21,400	1,044,748
Zimmer Holdings, Inc. (NON)	24,700	1,594,632
		44,344,184

Pharmaceuticals (29.2%)
Abbott Laboratories	96,800	5,573,744
Barr Pharmaceuticals, Inc. (NON)	105,400	6,882,620
Cephalon, Inc. (NON) (S)	26,000	2,014,740
Jazz Pharmaceuticals, Inc. (NON) (S)	38,300	189,202
Johnson & Johnson	90,300	6,255,985
Merck & Co., Inc.	19,400	612,264
Mylan Laboratories, Inc. (NON) (S)	319,100	3,644,122
Novartis AG (Switzerland)	99,035	5,181,907
Pfizer, Inc.	294,800	5,436,112
Roche Holding AG (Switzerland)	42,413	6,613,985
Teva Pharmaceutical Industries, Ltd. ADR (Israel) (S)	28,300	1,295,857
Wyeth	119,000	4,395,860
		48,096,398

Retail (1.0%)
CVS Caremark Corp.	49,200	1,656,072

Total common stocks (cost $129,754,238)		$150,619,248

SHORT-TERM INVESTMENTS (19.0%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.50% to 3.01% and
due dates ranging from October 1, 2008 to
November 10, 2008 (d)	$16,654,428	$16,636,633

Federated Prime Obligations Fund	14,609,265	14,609,265

Total short-term investments (cost $31,245,898)		$31,245,898

TOTAL INVESTMENTS

Total investments (cost $161,000,136)(b)		$181,865,146

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/08 (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Euro	$528,467	$538,784	12/17/08	$(10,317)

Total				$(10,317)

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/08 (aggregate face value $14,971,714) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Euro	$1,820,245	$1,857,726	12/17/08	$37,481
Swiss Franc	13,030,781	13,113,988	12/17/08	83,207

Total				$120,688

NOTES

(a) Percentages indicated are based on net assets of $164,864,684.

(b) The aggregate identified cost on a tax basis is $165,347,063, resulting in gross unrealized appreciation and depreciation of $32,589,697 and $16,071,614, respectively, or net unrealized appreciation of $16,518,083.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2008, the value of securities loaned amounted to $16,098,621. The fund received cash collateral of $16,636,633 which is pooled with collateral of other Putnam funds into 52 issues of short-term investments.

(S) Securities on loan, in part or in entirety, at September 30, 2008.

At September 30, 2008, liquid assets totaling $110,372 have been designated as collateral for open forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $126,695 for the period ended September 30, 2008. During the period ended September 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $39,387,831 and $47,999,644, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008 the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. At September 30, 2008, fair value pricing was used for certain foreign securities in the portfolio.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Market Conditions Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets. The fund’s investments in the financial sector , as reflected in the fund’s schedule of investments, exposes investors to the negative (or positive) performance resulting from these events.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$152,549,392	$-

Level 2	$29,315,754	$110,371

Level 3	$-	$-

Total	$181,865,146	$110,371

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT High Yield Fund

The fund's portfolio
9/30/08 (Unaudited)

CORPORATE BONDS AND NOTES (77.6%)(a)

	Principal amount	Value

Advertising and Marketing Services (0.3%)
Lamar Media Corp. company guaranty 7 1/4s, 2013	$1,035,000	$936,675
Lamar Media Corp. sr. unsec. sub. notes Ser. C, 6
5/8s, 2015	330,000	273,075

		1,209,750

Automotive (2.9%)
Allison Transmission 144A company guaranty 11s,
2015	1,095,000	952,650
Dana Corp. escrow sr. notes 5.85s, 2015 (In default)
(NON)	1,540,000	28,490
Ford Motor Credit Co., LLC notes 7 7/8s, 2010	2,385,000	1,820,535
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011	3,570,000	2,384,361
Ford Motor Credit Co., LLC sr. unsec. notes 9 3/4s,
2010	978,000	733,957
Ford Motor Credit Co., LLC unsec. notes 7 3/8s, 2009	1,370,000	1,101,433
General Motors Corp. sr. unsec. unsub. notes 7.2s,
2011	2,520,000	1,480,500
Lear Corp. company guaranty 8 1/2s, 2013 (S)	935,000	686,056
Tenneco Automotive, Inc. company guaranty 8 5/8s,
2014 (S)	690,000	548,550
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013	80,000	82,200
Tenneco, Inc. sr. unsec. notes company guaranty 8
1/8s, 2015	235,000	200,925
TRW Automotive, Inc. 144A company guaranty sr.
notes 7 1/4s, 2017	1,260,000	995,400
UCI Holdco, Inc. sr. unsec. notes FRN 11.789s, 2013
(PIK)	904,922	687,741

		11,702,798

Basic Materials (8.2%)
Airgas, Inc. 144A company guaranty sr. sub. notes 7
1/8s, 2018	1,290,000	1,257,750
AK Steel Corp. company guaranty 7 3/4s, 2012	1,595,000	1,531,200
Aleris International, Inc. company guaranty 10s, 2016	805,000	499,100
Aleris International, Inc. company guaranty 9s, 2014
(PIK)	1,320,000	805,200
ARCO Chemical Co. debs. 10 1/4s, 2010	715,000	643,500
Builders FirstSource, Inc. company guaranty sr. sec.
notes FRN 7.054s, 2012	1,255,000	809,475
Century Aluminum Co. company guaranty 7 1/2s,
2014	625,000	587,500

Clondalkin Acquisition BV 144A company guaranty sr.
sec. notes FRN 4.819s, 2013 (Netherlands)		850,000	698,063
Compass Minerals International, Inc. sr. disc. notes
Ser. B, 12s, 2013		267,000	276,345
Freeport-McMoRan Copper & Gold, Inc. sr. unsec.
notes 8 3/8s, 2017		2,985,000	2,925,300
Freeport-McMoRan Copper & Gold, Inc. sr. unsec.
notes 8 1/4s, 2015 (S)		1,490,000	1,456,475
Freeport-McMoRan Copper & Gold, Inc. sr. unsec.
notes FRN 7.084s, 2015		535,000	508,915
Georgia-Pacific Corp. debs. 9 1/2s, 2011		1,100,000	1,089,000
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		1,475,000	1,522,938
Hercules, Inc. company guaranty 6 3/4s, 2029		1,600,000	1,584,000
Hexion U.S. Finance Corp./Hexion Nova Scotia
Finance, ULC company guaranty 9 3/4s, 2014		640,000	505,600
Huntsman International, LLC company guaranty sr.
unsec. sub. notes 7 7/8s, 2014		1,080,000	928,800
Huntsman, LLC company guaranty sr. unsub. notes
11 5/8s, 2010		4,000	4,080
International Paper Co. bonds 7.4s, 2014		870,000	868,078
Jefferson Smurfit Corp. company guaranty 8 1/4s,
2012		340,000	283,900
Metals USA, Inc. sec. notes 11 1/8s, 2015		1,425,000	1,368,000
Momentive Performance Materials, Inc. company
guaranty sr. unsec. notes 9 3/4s, 2014		2,440,000	1,927,600
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7
5/8s, 2016		895,000	914,445
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7
3/8s, 2014		200,000	207,054
NewPage Corp. company guaranty 10s, 2012		1,275,000	1,141,125
NewPage Holding Corp. sr. notes FRN 9.986s, 2013
(PIK)		422,654	374,049
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		1,215,000	959,850
Novelis, Inc. company guaranty 7 1/4s, 2015		1,770,000	1,539,900
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	770,000	970,934
Smurfit-Stone Container Enterprises, Inc. sr. unsec.
unsub. notes 8s, 2017		$640,000	499,200
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2012		240,000	219,600
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015		2,095,000	1,801,700
Stone Container Corp. sr. notes 8 3/8s, 2012		650,000	546,000
Tube City IMS Corp. company guaranty 9 3/4s, 2015		1,085,000	965,650
Verso Paper Holdings, LLC/ Verso Paper, Inc.
company guaranty 11 3/8s, 2016		625,000	506,250
			32,726,576

Building Materials (1.1%)
Associated Materials, Inc. company guaranty 9 3/4s,
2012		1,735,000	1,708,975
NTK Holdings, Inc. sr. disc. notes zero %, 2014		1,545,000	664,350
Texas Industries, Inc. sr. unsec. notes 7 1/4s, 2013		520,000	452,400

Texas Industries, Inc. 144A company guaranty sr.
unsec. notes 7 1/4s, 2013		210,000	182,700
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014		1,870,000	1,065,900
THL Buildco, Inc. (Nortek Holdings, Inc.) 144A sr. sec.
notes 10s, 2013		255,000	224,400
			4,298,725

Capital Goods (5.4%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		645,000	603,075
Baldor Electric Co. company guaranty 8 5/8s, 2017		385,000	369,600
BBC Holding Corp. sr. notes 8 7/8s, 2014		970,000	756,600
Berry Plastics Corp. company guaranty sr. sec. notes
FRN 7.541s, 2015		700,000	623,000
Blount, Inc. sr. sub. notes 8 7/8s, 2012		660,000	656,700
Bombardier, Inc. 144A sr. unsec. notes FRN 8.09s,
2013 (Canada)	EUR	715,000	996,724
Crown Americas, LLC/Crown Americas Capital Corp.
sr. notes 7 5/8s, 2013		$874,000	860,890
General Cable Corp. company guaranty sr. unsec.
notes FRN 5.166s, 2015		1,250,000	1,050,000
Hawker Beechcraft Acquisition Co., LLC sr. sub.
notes 9 3/4s, 2017		1,290,000	1,154,550
Hawker Beechcraft Acquisition Co., LLC sr. unsec.
notes 8 1/2s, 2015		100,000	91,500
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		1,825,000	1,752,000
L-3 Communications Corp. company guaranty 7 5/8s,
2012		640,000	630,400
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015		1,510,000	1,389,200
L-3 Communications Corp. company guaranty sr.
unsec. sub. notes 6 1/8s, 2014		10,000	9,250
Legrand SA unsec. unsub. debs. 8 1/2s, 2025
(France)		2,235,000	2,242,854
Owens-Brockway Glass Container, Inc. company
guaranty 6 3/4s, 2014	EUR	255,000	315,260
RBS Global, Inc. / Rexnord Corp. company guaranty
9 1/2s, 2014		$1,830,000	1,720,200
Ryerson Tull, Inc. 144A sec. notes 12s, 2015		1,035,000	879,750
Sequa Corp. 144A company guaranty sr. unsec.
notes 11 3/4s, 2015		305,000	256,200
TD Funding Corp. company guaranty 7 3/4s, 2014		1,130,000	1,062,200
Terex Corp. company guaranty 7 3/8s, 2014		1,400,000	1,274,000
Titan International, Inc. company guaranty 8s, 2012		1,805,000	1,750,850
WCA Waste Corp. company guaranty 9 1/4s, 2014		910,000	855,400
			21,300,203

Coal (1.1%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013		2,355,000	2,213,700
Peabody Energy Corp. company guaranty 7 3/8s,
2016		2,165,000	2,078,400

			4,292,100

Communication Services (7.8%)
American Tower Corp. sr. notes 7 1/2s, 2012		590,000	581,150
American Tower Corp. 144A sr. notes 7s, 2017 (S)		725,000	692,375
BCM Ireland Finance Ltd. 144A FRN 9.965s, 2016
(Cayman Islands)	EUR	440,000	515,786
Centennial Cellular Operating Co., LLC company
guaranty 10 1/8s, 2013		$715,000	707,850
Centennial Communications Corp. sr. notes 10s,
2013		195,000	186,712
Centennial Communications Corp. sr. unsec. notes
FRN 9.633s, 2013		885,000	805,350
Cincinnati Bell, Inc. company guaranty 7s, 2015		520,000	436,800
Citizens Communications Co. notes 9 1/4s, 2011		1,075,000	1,075,000
Cricket Communications, Inc. company guaranty 9
3/8s, 2014 (S)		1,840,000	1,711,200
Cricket Communications, Inc. company guaranty sr.
unsec. notes Ser. *, 9 3/8s, 2014		185,000	172,050
Digicel Group, Ltd. 144A sr. unsec. notes 8 7/8s, 2015
(Jamaica)		810,000	680,400
Digicel, Ltd. 144A sr. unsec. unsub. notes 9 1/4s,
2012 (Jamaica)		1,430,000	1,415,700
Inmarsat Finance PLC company guaranty stepped-
coupon zero % (10 3/8s, 11/15/08), 2012 (United
Kingdom) (STP)		1,754,000	1,727,690
Intelsat Bermuda, Ltd. company guaranty sr. unsec.
notes 11 1/4s, 2016 (Bermuda)		2,665,000	2,605,037
Intelsat Intermediate Holding Co., Ltd. company
guaranty stepped-coupon zero % (9 1/4s, 2/1/10),
2015 (Bermuda) (STP)		625,000	500,000
iPCS, Inc. company guaranty sr. sec. notes FRN
4.926s, 2013		500,000	407,500
Level 3 Financing, Inc. company guaranty 9 1/4s,
2014		1,375,000	1,038,125
Level 3 Financing, Inc. company guaranty 8 3/4s,
2017		285,000	206,625
MetroPCS Wireless, Inc. company guaranty sr.
unsec. notes 9 1/4s, 2014		2,175,000	2,033,625
Nextel Communications, Inc. company guaranty sr.
unsec. notes Ser. D, 7 3/8s, 2015		1,785,000	1,178,100
Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s,
2013		360,000	244,800
Nordic Telephone Co. Holdings ApS 144A sr. sec.
bond 8 7/8s, 2016 (Denmark)		260,000	236,600
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		650,000	445,250
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		1,965,000	1,699,725
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012		2,140,000	2,097,200
Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		555,000	413,475
Sprint Capital Corp. company guaranty 6 7/8s, 2028		2,260,000	1,514,200
Syniverse Technologies, Inc. sr. sub. notes Ser. B, 7
3/4s, 2013		990,000	915,750
Time Warner Telecom, Inc. company guaranty 9 1/4s,
2014		605,000	559,625
West Corp. company guaranty 11s, 2016		390,000	280,800
West Corp. company guaranty 9 1/2s, 2014		715,000	546,975

Wind Aquisition Fin. SA notes 9 3/4s, 2015
(Netherlands)	EUR	555,000	715,458
Windstream Corp. company guaranty 8 5/8s, 2016		$2,035,000	1,877,287
Windstream Corp. company guaranty 8 1/8s, 2013		1,065,000	1,011,750
			31,235,970

Consumer (0.8%)
Jostens IH Corp. company guaranty 7 5/8s, 2012		2,060,000	1,890,050
Yankee Acquisition Corp. company guaranty Ser. B, 8
1/2s, 2015		1,665,000	1,207,125
			3,097,175

Consumer Staples (9.8%)
Adelphia Communications Corp. zero %, 2009		80,000	3,200
Adelphia Communications Corp. zero %, 2009		140,000	5,600
Adelphia Communications Corp. zero %, 2008		130,000	5,200
Adelphia Communications Corp. escrow zero %,
2009		755,000	30,200
Adelphia Communications Corp. escrow bonds zero
%, 2010		290,000	11,600
Affinion Group, Inc. company guaranty 11 1/2s, 2015		695,000	646,350
Affinion Group, Inc. company guaranty 10 1/8s, 2013		1,360,000	1,278,400
Affinity Group, Inc. sr. sub. notes 9s, 2012		1,295,000	958,300
AMC Entertainment, Inc. company guaranty 11s,
2016		674,000	663,890
Archibald Candy Corp. company guaranty 10s, 2008
(In default) (F)(NON)		176,170	25
Atlantic Broadband Finance, LLC company guaranty
9 3/8s, 2014		520,000	460,200
Avis Budget Car Rental, LLC company guaranty 7
3/4s, 2016		1,020,000	637,500
Avis Budget Car Rental, LLC company guaranty 7
5/8s, 2014		685,000	433,262
Buffets, Inc. company guaranty 12 1/2s, 2014 (In
default) (NON)		485,000	4,850
Burlington Coat Factory Warehouse Corp. company
guaranty sr. unsec. notes 11 1/8s, 2014		1,065,000	588,413
Cablevision Systems Corp. sr. notes Ser. B, 8s, 2012		425,000	399,500
CCH I Holdings, LLC company guaranty 12 1/8s,
2015		15,000	5,325
CCH I, LLC sec. notes 11s, 2015		3,349,000	2,210,340
CCH II, LLC sr. unsec. notes 10 1/4s, 2010		1,700,000	1,530,000
CCH II, LLC sr. unsec. notes Ser. B, 10 1/4s, 2010		2,045,000	1,830,275
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014		1,165,000	897,050
Chiquita Brands International, Inc. sr. unsec. unsub.
notes 8 7/8s, 2015		205,000	166,050
Church & Dwight Co., Inc. company guaranty 6s,
2012		595,000	562,275
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)		695,000	668,068

Clear Channel Communications, Inc. sr. unsec. notes
7.65s, 2010	1,000,000	900,000
Clear Channel Communications, Inc. sr. unsec. notes
5 1/2s, 2014	215,000	66,650
CSC Holdings, Inc. sr. notes 6 3/4s, 2012	1,080,000	989,550
Dean Foods Co. company guaranty 7s, 2016 (S)	850,000	739,500
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	1,305,000	1,291,950
DirecTV Holdings, LLC company guaranty 6 3/8s,
2015	2,470,000	2,173,600
DirecTV Holdings, LLC 144A sr. notes 7 5/8s, 2016	365,000	330,325
Echostar DBS Corp. company guaranty 6 5/8s, 2014	250,000	200,625
Echostar DBS Corp. sr. notes 6 3/8s, 2011	1,905,000	1,752,600
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014	860,000	782,600
Hertz Corp. company guaranty 8 7/8s, 2014	1,325,000	1,142,811
Idearc, Inc. company guaranty 8s, 2016	2,925,000	797,061
Jarden Corp. company guaranty 7 1/2s, 2017	1,055,000	878,287
Liberty Media, LLC sr. notes 5.7s, 2013	495,000	411,700
Liberty Media, LLC sr. unsec. notes 7 7/8s, 2009	615,000	616,910
Marquee Holdings, Inc. sr. disc. notes 12s, 2014	1,275,000	940,312
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014	1,280,000	1,216,000
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty stepped-coupon zero % (12 1/2s, 8/1/11),
2016 (STP)	1,315,000	854,750
NTL Cable PLC sr. notes 9 1/8s, 2016 (United
Kingdom)	580,000	485,750
OSI Restaurant Partners, Inc. company guaranty 10s,
2015	535,000	238,075
Pinnacle Foods Finance LLC sr. sub. notes 10 5/8s,
2017	650,000	487,500
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	1,408,000	1,337,600
R.H. Donnelley Corp. sr. unsec. notes 6 7/8s, 2013	6,000	2,340
R.H. Donnelley Corp. sr. unsec. unsub. notes 8 7/8s,
2017	18,000	6,120
Rainbow National Services, LLC 144A sr. notes 8
3/4s, 2012	930,000	930,000
Rite Aid Corp. company guaranty 9 3/8s, 2015	990,000	519,750
Rite Aid Corp. sec. notes 7 1/2s, 2017	345,000	262,200
Sirius Satellite Radio, Inc. sr. unsec. notes 9 5/8s,
2013	1,265,000	670,450
Spectrum Brands, Inc. company guaranty 7 3/8s,
2015	1,850,000	795,500
Spectrum Brands, Inc. sr. unsec. sub. notes company
guaranty stepped-coupon 11 1/2s (12s, 10/2/08),
2013 (STP) (PIK)	1,015,000	649,600
Tyson Foods, Inc. sr. unsec. notes 8 1/4s, 2011	595,000	584,776
United Rentals NA, Inc. company guaranty 6 1/2s,
2012	365,000	304,775
Universal City Florida Holding Co. sr. notes 8 3/8s,
2010	245,000	236,425
Universal City Florida Holding Co. sr. unsec. notes
FRN 7.551s, 2010	780,000	733,200
Univision Communications, Inc. 144A company
guaranty unsec. notes 9 3/4s, 2015 (PIK)	795,000	369,675

Young Broadcasting, Inc. company guaranty 10s,
2011	847,000	122,815
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014	290,000	43,500
		38,861,155

Energy (0.4%)
Inergy LP/Inergy Finance Corp. sr. unsec. notes 6
7/8s, 2014	2,020,000	1,767,500

Energy (Oil Field) (2.2%)
Complete Production Services, Inc. company
guaranty 8s, 2016	1,160,000	1,102,000
Dresser-Rand Group, Inc. company guaranty 7 3/8s,
2014	161,000	149,730
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016	1,950,000	1,823,250
Hornbeck Offshore Services, Inc. sr. notes Ser. B, 6
1/8s, 2014	555,000	506,437
Key Energy Services, Inc. 144A sr. notes 8 3/8s, 2014	670,000	643,200
Offshore Logistics, Inc. company guaranty 6 1/8s,
2013	1,065,000	953,175
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011	592,689	614,220
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014	755,000	742,052
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014	810,000	773,550
Stallion Oilfield Services/Stallion Oilfield Finance
Corp. 144A sr. unsec. notes 9 3/4s, 2015	2,020,000	1,272,600
		8,580,214

Financial (2.4%)
E*Trade Financial Corp. sr. unsec. notes 8s, 2011	820,000	713,400
GMAC, LLC sr. unsec. unsub. notes 7 3/4s, 2010 (S)	2,650,000	1,586,726
GMAC, LLC sr. unsec. unsub. notes 7s, 2012	625,000	268,750
GMAC, LLC sr. unsec. unsub. notes 6 7/8s, 2012	3,685,000	1,464,706
GMAC, LLC sr. unsec. unsub. notes 6 3/4s, 2014	3,734,000	1,433,160
GMAC, LLC sr. unsec. unsub. notes 6 5/8s, 2012	110,000	46,200
GMAC, LLC sr. unsec. unsub. notes FRN 5.011s,
2014	209,000	94,806
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015	335,000	264,650
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014	240,000	213,600
Lender Processing Services, Inc. 144A sr. unsec.
notes 8 1/8s, 2016	1,015,000	989,625
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015	400,000	389,000
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017	920,000	837,200
Liberty Mutual Group 144A company guaranty FRB
10 3/4s, 2058	525,000	396,560
Nuveen Investments, Inc. 144A sr. notes 10 1/2s,
2015	725,000	558,250

Rouse Co., LP (The) / TRC Property Holdings, Inc.
144A sr. unsec. unsub. notes 6 3/4s, 2013 (R)	135,000	91,800
USI Holdings Corp. 144A sr. unsec. notes FRN
6.679s, 2014	215,000	163,400
		9,511,833

Gaming & Lottery (2.8%)
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016	670,000	463,975
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014	1,265,000	907,638
Harrah's Operating Co., Inc. 144A company guaranty
sr. notes 10 3/4s, 2016	2,040,000	1,040,400
Mashantucket Western Pequot Tribe 144A bonds 8
1/2s, 2015	1,445,000	939,250
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	1,090,000	1,002,800
MGM Mirage, Inc. company guaranty 6s, 2009	1,735,000	1,622,225
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015	1,275,000	943,500
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	1,225,000	1,183,656
Station Casinos, Inc. sr. notes 6s, 2012 (S)	1,020,000	571,200
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015	2,130,000	873,300
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
1st mtge. 6 5/8s, 2014	1,789,000	1,525,122
		11,073,066

Health Care (7.9%)
Community Health Systems, Inc. company guaranty 8
7/8s, 2015	2,320,000	2,204,000
DaVita, Inc. company guaranty 6 5/8s, 2013 (S)	1,350,000	1,282,500
Elan Finance PLC/Elan Finance Corp. company
guaranty 7 3/4s, 2011 (Ireland)	1,700,000	1,570,375
HCA, Inc. company guaranty sr. sec. notes 9 5/8s,
2016 (PIK)	965,000	916,750
HCA, Inc. sr. sec. notes 9 1/4s, 2016	2,335,000	2,270,788
HCA, Inc. sr. sec. notes 9 1/8s, 2014	2,605,000	2,533,363
HCA, Inc. sr. unsec. notes 7 7/8s, 2011	225,000	217,125
HCA, Inc. sr. unsec. notes 6 3/8s, 2015	520,000	409,500
HCA, Inc. sr. unsec. notes 5 3/4s, 2014	555,000	432,900
Health Management Associates, Inc. sr. notes 6 1/8s,
2016	1,560,000	1,248,000
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes 8
3/4s, 2014	100,000	94,500
Omnicare, Inc. company guaranty 6 3/4s, 2013	90,000	81,675
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	255,000	228,863
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015	1,275,000	1,185,750
Select Medical Corp. company guaranty 7 5/8s, 2015	2,040,000	1,652,400
Service Corporation International debs. 7 7/8s, 2013	688,000	688,000
Service Corporation International sr. unsec. unsub.
notes 6 3/4s, 2016	495,000	423,225
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	1,785,000	1,677,900

Sun Healthcare Group, Inc. company guaranty sr.
unsec. unsub. notes 9 1/8s, 2015	980,000	935,900
Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s,
2017	1,115,000	836,250
Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8
7/8s, 2015 (PIK)	705,000	613,350
Tenet Healthcare Corp. notes 7 3/8s, 2013	1,570,000	1,428,700
Tenet Healthcare Corp. sr. notes 9 1/4s, 2015	600,000	567,000
Tenet Healthcare Corp. sr. unsec. notes 6 1/2s, 2012	340,000	314,500
Tenet Healthcare Corp. sr. unsec. unsub. notes 6
3/8s, 2011	1,445,000	1,333,013
US Oncology, Inc. company guaranty 9s, 2012	1,345,000	1,345,000
Vanguard Health Holding Co. II, LLC sr. sub. notes
9s, 2014	1,850,000	1,785,250
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	1,750,000	1,824,375
Ventas Realty LP/Capital Corp. company guaranty 6
3/4s, 2010 (R)	520,000	517,400
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)	395,000	379,200
Ventas Realty LP/Capital Corp. sr. notes 6 1/2s, 2016
(R)	530,000	500,850
		31,498,402

Homebuilding (1.1%)
D.R. Horton, Inc. company guaranty 8s, 2009	100,000	98,375
D.R. Horton, Inc. company guaranty sr. unsub. notes
5s, 2009	765,000	745,875
K. Hovnanian Enterprises, Inc. company guaranty sr.
sec. notes 11 1/2s, 2013	735,000	720,300
Meritage Homes Corp. company guaranty 6 1/4s,
2015	1,110,000	826,950
Meritage Homes Corp. sr. notes 7s, 2014	205,000	157,850
Realogy Corp. company guaranty sr. notes zero %,
2014 (PIK)	1,000,000	382,500
Realogy Corp. company guaranty sr. unsec. notes 10
1/2s, 2014	1,615,000	710,600
Toll Brothers, Inc. company guaranty sr. unsec. sub.
notes 8 1/4s, 2011	645,000	622,425
		4,264,875

Household Furniture and Appliances (0.1%)
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	535,000	419,975

Lodging/Tourism (0.8%)
FelCor Lodging LP company guaranty 8 1/2s, 2011
(R)	505,000	436,825
Host Marriott LP company guaranty Ser. Q, 6 3/4s,
2016 (R)	30,000	24,525
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	2,240,000	1,999,200
Seminole Hard Rock Entertainment, Inc. 144A sr. sec.
notes FRN 5.319s, 2014	830,000	626,650
		3,087,200

Oil & Gas (7.5%)
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017	1,465,000	1,157,350
Chesapeake Energy Corp. sr. notes 7 1/2s, 2014	500,000	478,750
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	945,000	914,288
Chesapeake Energy Corp. sr. notes 7s, 2014	240,000	224,400
Compton Petroleum Corp. company guaranty 7 5/8s,
2013 (Canada)	2,120,000	1,860,300
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	1,000,000	905,000
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)	1,250,000	1,200,000
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	1,120,000	1,030,400
El Paso Natural Gas Co. debs. 8 5/8s, 2022	360,000	359,554
Encore Acquisition Co. sr. sub. notes 6 1/4s, 2014	495,000	408,375
Encore Acquisition Co. sr. sub. notes 6s, 2015	1,643,000	1,306,185
Forest Oil Corp. sr. notes 8s, 2011	1,215,000	1,215,000
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)	1,350,000	1,093,500
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr.
unsec. notes 7 3/4s, 2015	535,000	460,100
Newfield Exploration Co. sr. sub. notes 7 1/8s, 2018	625,000	537,500
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014	2,220,000	1,998,000
PetroHawk Energy Corp. company guaranty 9 1/8s,
2013	1,390,000	1,306,600
PetroHawk Energy Corp. 144A sr. unsec. unsub.
notes 7 7/8s, 2015	1,145,000	996,150
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018	855,000	820,800
Petroplus Finance, Ltd. company guaranty 6 3/4s,
2014 (Bermuda)	1,270,000	1,073,150
Plains Exploration & Production Co. company
guaranty 7 3/4s, 2015	245,000	225,400
Plains Exploration & Production Co. company
guaranty 7s, 2017	1,425,000	1,239,750
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016	940,000	766,100
Quicksilver Resources, Inc. company guaranty sr.
unsec. notes 8 1/4s, 2015	355,000	324,825
Range Resources Corp. company guaranty sr. sub.
notes 7 1/4s, 2018	375,000	354,375
Sabine Pass LNG LP sec. notes 7 1/2s, 2016	950,000	741,000
SandRidge Energy, Inc. sr. notes 8s, 2018	165,000	141,900
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. FRN 6.416s, 2014	495,000	465,453
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. notes 8 5/8s, 2015 (PIK)	1,385,000	1,225,725
Targa Resources, Inc. company guaranty sr. unsec.
notes 8 1/2s, 2013	2,010,000	1,778,850
Whiting Petroleum Corp. company guaranty 7s, 2014	2,140,000	1,819,000
Williams Cos., Inc. (The) notes 7 3/4s, 2031	695,000	649,526
Williams Cos., Inc. (The) sr. unsec. notes 7 5/8s,
2019	550,000	541,750
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	435,000	426,300

		30,045,356

Publishing (1.3%)
American Media, Inc. sr. unsec. sub. notes company
guaranty 8 7/8s, 2011	260,000	179,400
American Media, Inc. sr. unsec. sub. notes company
guaranty Ser. B, 10 1/4s, 2009	1,815,000	1,297,725
American Media, Inc. 144A company guaranty sr.
unsec. sub. notes 10 1/4s, 2009	65,993	48,175
American Media, Inc. 144A company guaranty sr.
unsec. sub. notes 8 7/8s, 2011	9,454	6,712
CanWest Media, Inc. company guaranty 8s, 2012
(Canada)	895,304	747,579
Cenveo Corp. 144A company guaranty sr. unsec.
notes 10 1/2s, 2016	720,000	666,000
Dex Media, Inc. disc. notes stepped-coupon zero %
(9s, 11/15/08), 2013 (STP)	275,000	126,500
Quebecor Media, Inc. sr. unsec. notes Ser. *, 7 3/4s,
2016 (Canada)	270,000	236,250
R.H. Donnelley, Inc. 144A company guaranty sr.
unsec. notes 11 3/4s, 2015	1,689,000	1,030,290
Reader's Digest Association, Inc. (The) company
guaranty sr. unsec. sub. notes 9s, 2017	1,295,000	741,388
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009
(In default) (NON)	1,940,000	58,200
Vertis, Inc. 144A unsec. sub. notes 13 1/2s, 2009 (In
default) (NON)	600,000	6,000
		5,144,219

Retail (1.2%)
Asbury Automotive Group, Inc. sr. sub. notes 8s, 2014	910,000	639,275
Autonation, Inc. company guaranty sr. unsec. notes
FRN 4.791s, 2013	405,000	341,213
Bon-Ton Stores, Inc. (The) company guaranty 10
1/4s, 2014	810,000	243,000
Harry & David Holdings, Inc. company guaranty 9s,
2013	860,000	434,300
Harry & David Holdings, Inc. company guaranty sr.
unsec. notes FRN 7.81s, 2012	285,000	162,450
Michaels Stores, Inc. company guaranty 11 3/8s,
2016	1,540,000	727,650
Neiman-Marcus Group, Inc. company guaranty 9s,
2015	1,650,000	1,381,875
United Auto Group, Inc. company guaranty 7 3/4s,
2016	1,245,000	890,175
		4,819,938

Technology (5.2%)
Activant Solutions, Inc. company guaranty 9 1/2s,
2016	730,000	540,200
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	525,000	404,250
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013	567,000	484,785
Avago Technologies Finance company guaranty 11
7/8s, 2015 (Singapore)	270,000	282,150

Avago Technologies Finance company guaranty 10
1/8s, 2013 (Singapore)	275,000	277,750
Avago Technologies Finance company guaranty FRN
8.311s, 2013 (Singapore)	6,000	5,940
Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)	325,000	315,250
Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)	425,000	386,750
Ceridian Corp. 144A sr. unsec. notes 11 1/4s, 2015	1,030,000	849,750
Compucom Systems, Inc. sr. sub. notes 12 1/2s,
2015	430,000	382,700
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014	2,050,000	1,414,500
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016 (S)	1,440,000	921,600
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 9 1/8s, 2014 (PIK)	400,000	252,000
Iron Mountain, Inc. company guaranty 6 5/8s, 2016
(S)	1,895,000	1,781,300
Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020	240,000	233,400
Lucent Technologies, Inc. unsec. debs. 6.45s, 2029	840,000	512,400
New ASAT Finance, Ltd. company guaranty 9 1/4s,
2011 (Cayman Islands)	690,000	414,863
Nortel Networks, Ltd. company guaranty sr. unsec.
notes 10 3/4s, 2016 (Canada)	400,000	245,000
Nortel Networks, Ltd. company guaranty sr. unsec.
notes FRN 7.041s, 2011 (Canada)	1,230,000	821,025
Nortel Networks, Ltd. 144A sr. unsecd. notes
company guaranty 10 3/4s, 2016 (Canada)	730,000	447,125
NXP BV/NXP Funding, LLC company guaranty sr.
sec. notes FRN 5.541s, 2013 (Netherlands)	1,200,000	792,000
NXP BV/NXP Funding, LLC sec. notes 7 7/8s, 2014
(Netherlands)	1,340,000	897,800
Open Solutions, Inc. 144A sr. sub. notes 9 3/4s, 2015	845,000	549,250
Sanmina Corp. company guaranty sr. unsec. sub.
notes 6 3/4s, 2013	210,000	183,750
Sanmina Corp. sr. unsec. sub. notes 8 1/8s, 2016	325,000	276,250
Seagate Technology Hdd Holdings company guaranty
6.8s, 2016 (Cayman Islands)	670,000	570,674
SunGard Data Systems, Inc. company guaranty 10
1/4s, 2015	632,000	548,260
SunGard Data Systems, Inc. company guaranty 9
1/8s, 2013	3,016,000	2,714,400
SunGard Data Systems, Inc. 144A sr. unsec. notes 10
5/8s, 2015	586,000	550,840
Travelport LLC company guaranty 11 7/8s, 2016	365,000	261,888
Travelport LLC company guaranty 9 7/8s, 2014	985,000	802,775
Unisys Corp. sr. unsec. unsub. notes 12 1/2s, 2016	670,000	636,500
Xerox Capital Trust I company guaranty 8s, 2027	895,000	813,851
		20,570,976

Textiles (1.3%)

Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 6.508s, 2014	1,935,000	1,606,050
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016 (S)	1,025,000	820,000
Levi Strauss & Co. sr. unsec. unsub. notes 9 3/4s,
2015	2,405,000	2,008,175
Oxford Industries, Inc. sr. notes 8 7/8s, 2011	860,000	777,225
		5,211,450

Utilities & Power (6.0%)
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017	485,000	437,713
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	760,000	767,600
AES Corp. (The) 144A sr. notes 8s, 2020	380,000	332,500
Allegheny Energy Supply 144A sr. unsec. bond 8
1/4s, 2012	860,000	868,600
CMS Energy Corp. sr. notes 8 1/2s, 2011	430,000	439,973
CMS Energy Corp. sr. notes 7 3/4s, 2010	345,000	355,972
Colorado Interstate Gas Co. debs. 6.85s, 2037	1,055,000	850,135
Dynegy-Roseton Danskamme company guaranty Ser.
B, 7.67s, 2016	1,130,000	1,017,000
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	525,000	493,500
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	615,000	590,400
Edison Mission Energy sr. unsec. notes 7.2s, 2019	1,020,000	897,600
Edison Mission Energy sr. unsec. notes 7s, 2017 (S)	710,000	639,000
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014	1,240,000	1,010,600
Ferrellgas LP/Finance 144A sr. notes 6 3/4s, 2014	360,000	293,400
Ipalco Enterprises, Inc. sr. sec. notes 8 5/8s, 2011	510,000	512,550
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016	170,000	162,350
Mirant Americas Generation, Inc. sr. unsec. notes
8.3s, 2011	1,060,000	1,020,250
Mirant North America, LLC company guaranty 7 3/8s,
2013	1,665,000	1,565,100
NRG Energy, Inc. company guaranty 7 3/8s, 2017	685,000	623,350
NRG Energy, Inc. sr. notes 7 3/8s, 2016	3,455,000	3,109,500
Oncor Electric Delivery Co. 144A 1st mtge. sec. bond
5.95s, 2013	1,220,000	1,128,036
Orion Power Holdings, Inc. sr. unsec. notes 12s, 2010	1,240,000	1,202,800
PNM Resources, Inc. unsec. unsub. notes 9 1/4s,
2015	590,000	581,150
Sierra Pacific Power Co. general ref. mtge. 6 1/4s,
2012	275,000	275,629
Sierra Pacific Resources sr. unsec. notes 8 5/8s,
2014	1,470,000	1,505,542
Teco Finance, Inc. company guaranty sr. unsec.
unsub. notes 7.2s, 2011	335,000	341,379
Teco Finance, Inc. company guaranty sr. unsec.
unsub. notes 7s, 2012	525,000	533,623
Teco Finance, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015	85,000	81,412
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs.
7 1/2s, 2017	500,000	487,039

Tennessee Gas Pipeline Co. sr. unsec. unsub. debs.
7s, 2028	140,000	119,973
Transcontinental Gas Pipeline Corp. sr. unsec. debs.
7 1/4s, 2026	1,250,000	1,201,409
Utilicorp United, Inc. sr. unsec. notes 7.95s, 2011	38,000	39,346
Williams Partners LP/ Williams Partners Finance
Corp. sr. unsec. notes 7 1/4s, 2017	520,000	483,600
		23,968,031

Total corporate bonds and notes (cost		$308,687,487
$372,277,672)

SENIOR LOANS (10.4%)(a)(c)

	Principal amount	Value

Automotive (0.3%)
Allison Transmission bank term loan FRN Ser. B,
5.377s, 2014	$881,353	$724,913
Dana Corp. bank term loan FRN 6.771s, 2015	674,900	571,556
		1,296,469

Basic Materials (0.9%)
Domtar Corp. bank term loan FRN 4.804s, 2014
(Canada)	54,248	49,547
Georgia-Pacific, LLC bank term loan FRN Ser. B,
4.544s, 2013	1,520,921	1,339,203
Graphic Packaging Corp. bank term loan FRN Ser. C,
5.981s, 2014	285,781	254,631
Huntsman International, LLC bank term loan FRN
Ser. B, 5.459s, 2012	1,257,317	1,097,009
Ineos Holdings, Ltd. bank term loan FRN Ser. B2,
5.95s, 2014 (United Kingdom)	152,182	125,693
Ineos Holdings, Ltd. bank term loan FRN Ser. C2,
6.45s, 2015 (United Kingdom)	152,182	129,117
NewPage Holding Corp. bank term loan FRN 7s,
2014	352,338	318,976
Rockwood Specialties Group, Inc. bank term loan
FRN Ser. E, 4.299s, 2012	325,365	292,965
		3,607,141

Capital Goods (0.8%)
Allied Waste Industries, Inc. bank term loan FRN
6.82s, 2012	356,746	342,731
Allied Waste Industries, Inc. bank term loan FRN
5.471s, 2012	499,204	479,592
Hawker Beechcraft Acquisition Co., LLC bank term
loan FRN 2.601s, 2014	25,542	22,230
Hawker Beechcraft Acquisition Co., LLC bank term
loan FRN Ser. B, 5.762s, 2014	488,872	425,493
Manitowoc Co., Inc. (The) bank term loan FRN Ser.
B, 6 1/2s, 2014 (U)	585,000	556,043
Sensata Technologies BV bank term loan FRN
4.543s, 2013 (Netherlands)	260,796	216,950
Sequa Corp. bank term loan FRN 6.812s, 2014	451,114	393,033
Transdigm, Inc. bank term loan FRN 5.21s, 2013	165,000	151,388

Wesco Aircraft Hardware Corp. bank term loan FRN
9.46s, 2014	385,000	350,350
Wesco Aircraft Hardware Corp. bank term loan FRN
5.96s, 2013	408,125	368,078
		3,305,888

Communication Services (0.4%)
Alltel Communications, Inc. bank term loan FRN Ser.
B2, 5.316s, 2015	875,578	841,513
Alltel Communications, Inc. bank term loan FRN Ser.
B3, 4.997s, 2015	522,701	506,040
Cricket Communications, Inc. bank term loan FRN
Ser. B, 7.262s, 2013	27,539	26,148
		1,373,701

Consumer Cyclicals (2.3%)
CCM Merger, Inc. bank term loan FRN Ser. B, 5.284s,
2012	457,611	379,817
Dex Media West, LLC/Dex Media Finance Co. bank
term loan FRN Ser. B, 7.405s, 2014	260,000	223,600
GateHouse Media, Inc. bank term loan FRN Ser. B,
4.81s, 2014	619,022	284,750
GateHouse Media, Inc. bank term loan FRN Ser. DD,
4.801s, 2014	230,978	106,250
Golden Nugget, Inc. bank term loan FRN Ser. B,
5.43s, 2014	181,364	141,464
Golden Nugget, Inc. bank term loan FRN Ser. DD,
4.84s, 2014 (U)	103,636	80,836
Goodman Global Holdings, Inc. bank term loan FRN
Ser. B, 7.708s, 2011	911,650	892,293
Goodyear Tire & Rubber Co. (The) bank term loan
FRN 4.54s, 2010	2,320,000	1,954,600
Isle of Capri Casinos, Inc. bank term loan FRN
5.512s, 2014	356,275	283,832
Isle of Capri Casinos, Inc. bank term loan FRN Ser. A,
5.512s, 2014	107,424	85,581
Isle of Capri Casinos, Inc. bank term loan FRN Ser. B,
5.512s, 2014	142,510	113,533
Lear Corp bank term loan FRN 6.045s, 2013	269,183	207,046
Navistar Financial Corp. bank term loan FRN 5.695s,
2012	586,667	502,578
Navistar International Corp. bank term loan FRN
6.191s, 2012	1,613,333	1,382,089
Tribune Co. bank term loan FRN Ser. B, 5.786s, 2014	2,241,625	1,171,249
Tropicana Entertainment bank term loan FRN Ser. B,
6 1/4s, 2011	700,000	467,250
United Components, Inc. bank term loan FRN Ser. D,
4.81s, 2012	164,667	151,493
Visteon Corp. bank term loan FRN Ser. B, 5.47s,
2013	885,000	509,760
Visteon Corp. bank term loan FRN Ser. B1, 6.1s,
2013	40,000	23,040
		8,961,061

Consumer Staples (1.6%)

Cablevision Systems Corp. bank term loan FRN
4.569s, 2013	656,582	575,213
Charter Communications Operating, LLC bank term
loan FRN 8.77s, 2014	104,226	97,041
Charter Communications, Inc. bank term loan FRN
4.8s, 2014	160,404	126,987
Citadel Communications bank term loan FRN Ser. B,
4.277s, 2014	570,000	416,100
Dole Food Co., Inc. bank term loan FRN Ser. B,
4.738s, 2013	70,769	61,392
Dole Food Co., Inc. bank term loan FRN Ser. C,
4.795s, 2013	284,048	246,412
Dole Food Co., Inc. bank term loan FRN Ser. C,
2.528s, 2013	38,844	33,697
Idearc, Inc. bank term loan FRN Ser. B, 5.767s, 2014	780,075	451,664
Mediacom Communications Corp. bank term loan
FRN Ser. C, 4.744s, 2015	1,028,493	902,502
Pinnacle Foods Holding Corp. bank term loan FRN
Ser. B, 5.44s, 2014	83,529	69,051
Rental Service Corp. bank term loan FRN 6.3s, 2013	1,130,000	881,400
Rite-Aid Corp. bank term loan FRN Ser. B, 5.014s,
2014	84,575	68,083
Six Flags Theme Parks bank term loan FRN 5.603s,
2015	1,453,254	1,164,783
Ticketmaster bank term loan FRN Ser. B, 6.64s, 2014	310,000	291,400
Univision Communications, Inc. bank term loan FRN
Ser. B, 5.121s, 2014	1,250,000	800,000
		6,185,725

Energy (--%)
Enterprise GP Holdings, LP bank term loan FRN
4.916s, 2014	100,000	92,500

Financial (0.1%)
General Growth Properties, Inc. bank term loan FRN
Ser. A, 3.64s, 2010 (R)	90,000	70,830
Nuveen Investments, Inc. bank term loan FRN Ser. B,
6.726s, 2014	333,325	283,326
		354,156

Health Care (2.0%)
Bausch & Lomb, Inc. bank term loan FRN Ser. B,
7.012s, 2015	871,172	804,020
Bausch & Lomb, Inc. bank term loan FRN Ser. DD,
7.012s, 2015 (U)	219,439	202,524
Biomet, Inc. bank term loan FRN Ser. B, 6.762s, 2015	512,412	469,924
Community Health Systems, Inc. bank term loan FRN
Ser. B, 5.277s, 2014	1,012,304	885,766
Community Health Systems, Inc. bank term loan FRN
Ser. DD, 0 1/2s, 2014 (U)	52,959	46,339
Fenwal Controls of Japan, LTD. bank term loan FRN
5.06s, 2014 (Japan)	1,367,689	1,145,440

Fenwal Controls of Japan, LTD. bank term loan FRN
Ser. DD, 5.052s, 2014 (Japan)	249,105	208,626
Health Management Associates, Inc. bank term loan
FRN 5.512s, 2014	1,414,717	1,187,184
Healthsouth Corp. bank term loan FRN Ser. B,
4.994s, 2013	1,014,252	910,291
Hologic, Inc. bank term loan FRN Ser. B, 6s, 2013	192,200	188,356
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 8.043s, 2014	1,605,582	1,364,744
United Surgical Partners International, Inc. bank term
loan FRN 5.133s, 2014	823,598	691,823
		8,105,037

Homebuilding (0.2%)
Realogy Corp. bank term loan FRN 2.3s, 2013 (R)	175,955	130,096
Realogy Corp. bank term loan FRN Ser. B, 5.57s,
2013 (R)	653,545	483,215
		613,311

Oil & Gas (0.1%)
Quicksilver Resources, Inc. bank term loan FRN
8.204s, 2013	284,288	271,495
Targa Resources, Inc. bank term loan FRN 5.97s,
2012	199,410	178,472
Targa Resources, Inc. bank term loan FRN 3.637s,
2012	113,218	101,330
		551,297

Retail (0.1%)
Michaels Stores, Inc. bank term loan FRN Ser. B,
4.863s, 2013	582,588	425,497

Technology (0.5%)
Compucom Systems, Inc. bank term loan FRN 7.21s,
2014	727,650	662,162
First Data Corp. bank term loan FRN Ser. B1, 5.963s,
2014	693,000	589,050
First Data Corp. bank term loan FRN Ser. B3, 5.982s,
2014	208,000	177,580
Flextronics International, Ltd. bank term loan FRN
Ser. B, 6.066s, 2014 (Singapore)	570,510	483,151
Flextronics International, Ltd. bank term loan FRN
Ser. B, 5.041s, 2014 (Singapore)	163,940	138,836
		2,050,779

Transportation (--%)
UAL Corp. bank term loan FRN Ser. B, 5.457s, 2014	51,111	31,007

Utilities & Power (1.1%)
Energy Future Holdings Corp. bank term loan FRN
Ser. B2, 6.228s, 2014	2,801,849	2,364,060

Energy Future Holdings Corp. bank term loan FRN
Ser. B3, 6.28s, 2014	2,395,800	2,016,322
		4,380,382

Total senior loans (cost $48,871,170)		$41,333,951

CONVERTIBLE BONDS AND NOTES (2.3%)(a)

	Principal amount	Value

Acquicor Technology, Inc. 144A cv. notes 8s, 2011	$607,000	$291,360
Alliant Techsystems, Inc. cv. sr. sub. notes 2 3/4s,
2024	745,000	907,038
Chiquita Brands International cv. sr. unsec. notes 4
1/4s, 2016	490,000	467,950
Countrywide Financial Corp. cv. unsec. sr. FRN
company guaranty 0.758s, 2037	570,000	564,300
General Cable Corp. cv. company guaranty sr. unsec.
notes 1s, 2012	452,000	348,040
General Growth Properties, Inc. 144A cv. sr. notes
3.98s, 2027	895,000	532,525
Intel Corp. cv. sub. bonds 2.95s, 2035	1,085,000	948,019
L-3 Communications Corp. 144A cv. bonds 3s, 2035	1,155,000	1,260,394
Level 3 Communications, Inc. cv. sr. notes 3 1/2s,
2012	725,000	512,031
NII Holdings, Inc. 144A cv. sr. unsec. notes 3 1/8s,
2012	971,000	718,540
Pantry, Inc. (The) cv. sr. sub. notes 3s, 2012	1,380,000	1,119,525
Transocean, Inc. cv. sr. unsec. notes Ser. C, 1 1/2s,
2037	690,000	624,450
Trinity Industries, Inc. cv. sub. notes 3 7/8s, 2036	990,000	717,750

Total convertible bonds and notes (cost		$9,011,922
$9,930,237)

COMMON STOCKS (1.2%)(a)

	Shares	Value

AboveNet, Inc. (NON)	610	$35,380
Adelphia Recovery Trust (Ser. ACC-1) (NON)	1,358,502	54,340
Bohai Bay Litigation, LLC (Units) (F)	2,670	37,776
Chesapeake Energy Corp. (S)	10,260	367,924
Cinemark Holdings, Inc.	46,200	628,320
Dana Holding Corp. (NON)	27,269	131,982
Decrane Aircraft Holdings, Inc. (F)(NON)	11,167	11
El Paso Corp. (S)	34,660	442,262
Elizabeth Arden, Inc. (NON)	18,415	361,486
Jarden Corp. (NON) (S)	24,085	564,793
NRG Energy, Inc. (NON) (S)	18,875	467,156
Pinnacle Entertainment , Inc. (NON) (S)	30,275	228,879
Qwest Communications International, Inc. (S)	90,475	292,234
Service Corporation International	69,075	577,467
Time Warner Cable, Inc. Class A	276	6,679
Titan Europe PLC (United Kingdom)	66,475	58,228
Titan International, Inc. (S)	7,718	164,548

VFB LLC (acquired 1/21/00, cost $1,601,579)
(F)(RES)(NON)	2,812,235	58,174
Williams Cos., Inc. (The)	19,143	452,732

Total common stocks (cost $8,927,815)		$4,930,371

CONVERTIBLE PREFERRED STOCKS (0.9%)(a)

	Shares	Value

Crown Castle International Corp. $3.125 cum. cv. pfd.	16,145	$686,163
Digital Realty Trust, Inc. $1.094 cv. pfd.	26,035	646,808
Emmis Communications Corp. Ser. A, $3.125 cum.
cv. pfd.	31,889	542,113
Freeport-McMoRan Copper & Gold, Inc. $6.75 cv. pfd.	6,837	567,471
Interpublic Group of Companies, Inc. 144A Ser. B,
5.25% cum. cv. pfd	1,723	1,312,220
Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.
(In default) (NON)	1,120	1,120

Total convertible preferred stocks (cost $5,955,419)		$3,755,895

FOREIGN GOVERNMENT BONDS AND NOTES
(0.2%)(a)
	Principal amount	Value

Argentina (Republic of) bonds FRB zero %, 2013	$1,470,000	$639,450
Argentina (Republic of) sr. unsec. unsub. bonds FRB
3.127s, 2012	100,000	36,250

Total foreign government bonds and notes (cost		$675,700
$791,752)

COLLATERALIZED MORTGAGE OBLIGATIONS (-- %)
(a) (cost $139,446)
	Principal amount	Value

Mach One Commercial Mortgage Trust 144A Ser. 04-
1A, Class J, 5.45s, 2040 (Canada)	$155,000	$69,750

PREFERRED STOCKS (--%)(a) (cost $93,244)

	Shares	Value

Decrane Aircraft Holdings, Inc. $16.00 pfd. (PIK)	8,000	$56,000

WARRANTS (--%)(a)(NON)

	Expiration date	Strike Price	Warrants	Value

AboveNet, Inc.	9/08/10	$24.00	236	$7,316
Dayton Superior Corp. 144A (F)	6/15/09	.01	1,950	3,511
Decrane Aircraft Holdings Co. Class B	6/30/00	116.00	1	--
New ASAT Finance, Ltd. (Cayman Islands) (F)	2/01/11	.01	179,400	508

Smurfit Kappa Group PLC 144A (Ireland)	10/01/13	EUR .001	432	9,673

Total warrants (cost $63,874)				$21,008

SHORT-TERM INVESTMENTS (7.5%)(a)
	Principal amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.50% to 3.01%
and due dates ranging from October 1, 2008 to
November 10, 2008 (d)	$12,458,085	$12,444,775
Federated Prime Obligations Fund	17,497,862	17,497,862

Total short-term investments (cost $29,942,637)		$29,942,637

TOTAL INVESTMENTS

Total investments (cost $476,993,266)(b)		$398,484,721

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/08 (aggregate face value $3,843,801) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation/

Euro	$3,766,248	$3,843,801	12/17/08	$77,553

Total				$77,553

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/08 (Unaudited)

		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation
Notional amount	date	fund per annum	fund per annum

Deutsche Bank AG
$80,850,000	9/24/10	3 month USD-LIBOR-BBA	3.395%	$10,381
JPMorgan Chase Bank, N.A.
26,900,000	6/9/13	3 month USD-LIBOR-BBA	4.21875%	527,377

Total				$537,758

Key to holding's currency abbreviations

EUR Euro

NOTES

(a) Percentages indicated are based on net assets of $398,024,057.

(b) The aggregate identified cost on a tax basis is $478,568,564, resulting in gross unrealized appreciation and depreciation of $390,987 and $80,474,830, respectively, or net unrealized depreciation of $80,083,843.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at September 30, 2008 was $58,174 or less than 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at September 30, 2008. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2008, the value of securities loaned amounted to $12,102,336. Certain of these securities were sold prior to period-end. The fund received cash collateral of $12,444,775 which is pooled with collateral of other Putnam funds into 52 issues of short-term investments.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $485,150 for the period ended September 30, 2008. During the period ended September 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $70,397,50 and $104,207,428, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008 the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs. On September 30, 2008, fair value pricing was also used for certain foreign securities in the portfolio.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2008.

(U) These securities, in part or in entirety, represent unfunded loan commitments. As of September 30, 2008, the fund had unfunded loan commitments of $584,827, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Unfunded
Borrower	commitments

Bausch & Lomb, Inc.	87,776
Community Health Systems, Inc.	52,960
Golden Nugget, Inc.	69,091
Manitowoc Co., Inc.	375,000
Totals	584,827

At September 30, 2008, liquid assets totaling $751,165 have been designated as collateral for open swap contracts and forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at September 30, 2008.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.

Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At September 30, 2008, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1	$22,227,020	$-
Level 2	376,157,696	(61,117)
Level 3	100,005	$-

Total	$398,484,721	$(61,117)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of September 30, 2008:

	Investment in	Other Financial
	Securities	Instruments*

Balance as of 9/30/08	$299,261	$-

Accrued discounts/premiums	$-	$-

Realized Gain / Loss	$(3,298,711)	$-
Change in net unrealized appreciation (depreciation)	$3,560,756	$-
Net Purchases / Sales	$(458,277)	$-
Net Transfers in and/or out of Level 3	$(3,024)	$-
Balance as of September 30, 2008	$100,005	$-

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/ (depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Income Fund
The fund's portfolio
9/30/08 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (90.6%)(a)

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (3.0%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from September 20, 2032 to
November 20, 2037	$14,888,826	$15,271,432
		15,271,432

U.S. Government Agency Mortgage Obligations (87.6%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
7 1/2s, with due dates from October 1, 2029 to
November 1, 2029	208,156	222,812
6s, September 1, 2021	50,330	51,274
5 1/2s, October 1, 2036	584,242	581,253
5 1/2s, May 1, 2016	357,930	365,215
Federal National Mortgage Association Pass-Through
Certificates
9s, January 1, 2027	79,101	87,189
7 1/2s, with due dates from June 1, 2032 to
April 1, 2033	217,180	231,058
7s, with due dates from April 1, 2032 to April 1, 2033	925,311	972,069
7s, with due dates from November 1, 2010 to
November 1, 2014	115,284	119,156
6 1/2s, with due dates from November 1, 2034 to
December 1, 2037	2,130,557	2,186,776
6 1/2s, TBA, October 1, 2038	27,000,000	27,670,783
6s, with due dates from June 1, 2009 to
September 1, 2021	1,223,906	1,258,401
6s, TBA, October 1, 2038	46,000,000	46,553,435
5 1/2s, with due dates from November 1, 2036 to
February 1, 2037	2,595,955	2,588,804
5 1/2s, March 1, 2009	14,117	14,083
5 1/2s, TBA, November 1, 2038	89,000,000	88,485,473
5 1/2s, TBA, October 1, 2038	224,000,000	223,090,000
5 1/2s, TBA, October 1, 2023	17,000,000	17,115,547
5s, October 1, 2020	501,305	500,032
5s, TBA, October 1, 2038	26,000,000	25,305,311
5s, TBA, November 1, 2035	8,000,000	7,774,375
4 1/2s, with due dates from March 1, 2034 to
November 1, 2035	747,355	706,720
		445,879,766

Total U.S. government and agency mortgage obligations (cost $459,576,022)		$461,151,198

COLLATERALIZED MORTGAGE OBLIGATIONS (56.9%)(a)

	Principal amount	Value

Adjustable Rate Mortgage Trust FRB Ser. 04-5,
Class 3A1, 4.945s, 2035	$1,017,738	$804,013
Asset Backed Funding Certificates 144A FRB Ser.
06-OPT3, Class B, 5.707s, 2036	61,000	2,098
Asset Securitization Corp.
Ser. 96-MD6, Class A7, 8.631s, 2029	531,856	534,901
FRB Ser. 97-D5, Class A5, 7.185s, 2043	97,000	98,735
Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.838s, 2049	487,000	456,406
Ser. 07-2, Class A2, 5.634s, 2049	494,000	463,471
Ser. 06-4, Class A2, 5.522s, 2046	2,663,000	2,562,371
Ser. 04-3, Class A5, 5.493s, 2039	1,630,000	1,515,900
FRB Ser. 05-1, Class A5, 5.239s, 2042	54,000	51,400
Ser. 05-6, Class A2, 5.165s, 2047	323,000	314,995
Ser. 07-5, Class XW, IO (Interest only), 0.607s, 2051	13,752,888	316,402
Ser. 07-1, Class XW, IO, 0.465s, 2049	6,436,490	99,929
Ser. 06-1, Class XC, IO, 0.075s, 2045	17,537,181	95,273
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035	289,000	251,986
Ser. 02-PB2, Class XC, IO, 0.294s, 2035	3,666,879	64,904
Ser. 04-4, Class XC, IO, 0.189s, 2042	12,106,947	162,004
Ser. 04-5, Class XC, IO, 0.17s, 2041	19,986,004	213,477
Ser. 05-1, Class XW, IO, 0.144s, 2042	47,251,081	114,372
Ser. 06-4, Class XC, IO, 0.108s, 2046	20,035,909	204,434
Ser. 05-4, Class XC, IO, 0.092s, 2045	33,490,227	195,498
Ser. 06-5, Class XC, IO, 0.09s, 2016	40,646,538	458,825
Banc of America Funding Corp. FRB Ser. 06-D,
Class 6A1, 5.992s, 2036	62,839	42,102
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 3.438s, 2018	143,000	138,481
FRB Ser. 04-BBA4, Class G, 3.188s, 2018	196,000	189,238
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 4.488s, 2022	184,000	150,935
FRB Ser. 05-MIB1, Class J, 3.538s, 2022	582,000	486,959
Banc of America Mortgage Securities

FRB Ser. 03-F, Class 2A1, 4.671s, 2033	129,681	119,307
Ser. 05-E, Class 2, IO, 0.3s, 2035	11,963,361	40,657
Ser. 04-D, Class 2A, IO, 0.23s, 2034	4,284,192	4,016
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033	686,206	687,166
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1, 3.507s, 2035	448,586	386,905
Ser. 04-2, IO, 2.22s, 2034	2,143,939	78,897
Ser. 06-2A, IO, 1.798s, 2036	1,132,738	81,670
Ser. 05-3A, IO, 1.6s, 2035	5,798,555	360,670
Ser. 05-1A, IO, 1.6s, 2035	1,933,123	92,403
Ser. 04-3, IO, 1.6s, 2035	1,370,115	50,420
Ser. 07-5A, IO, 1.55s, 2037	5,314,356	652,603
Ser. 07-2A, IO, 1.3s, 2037	6,081,688	605,128
Ser. 07-1, Class S, IO, 1.211s, 2037	5,480,357	499,809
Ser. 06-4A, IO, 1.14s, 2036	820,009	81,591
Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036	1,394,320	878,422
Ser. 04-9, Class 1A1, 5.9s, 2034	62,647	49,667
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.447s, 2032	412,000	368,416
Ser. 07-PW17, Class A3, 5.736s, 2050	5,940,000	5,631,298
Ser. 04-PR3I, Class X1, IO, 0.383s, 2041	2,962,394	45,227
Ser. 05-PWR9, Class X1, IO, 0.105s, 2042	24,972,353	188,541
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO, 0.883s, 2038	7,619,636	274,916
Ser. 06-PW14, Class X1, IO, 0.088s, 2038	8,195,470	113,835
Ser. 07-PW15, Class X1, IO, 0.077s, 2044	25,392,524	236,912
Ser. 05-PW10, Class X1, IO, 0.072s, 2040	12,340,485	39,983
Ser. 07-PW16, Class X, IO, 0.032s, 2040	54,800,437	42,744
Bear Stearns Small Balance Commercial Trust 144A Ser.
06-1A, Class AIO, IO, 1s, 2034	2,298,600	29,092
Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	220,527	228,744
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	2,005,365	2,007,787
Ser. 98-1, Class G, 6.56s, 2030	515,745	465,697
Ser. 98-1, Class H, 6.34s, 2030	779,000	592,676
Citigroup Commercial Mortgage Trust
Ser. 08-C7, Class A3, 6.299s, 2014	1,470,000	1,362,103
Ser. 08-C7, Class A2A, 6.034s, 2049	800,000	769,601
Citigroup Commercial Mortgage Trust 144A
Ser. 05-C3, Class XC, IO, 0.138s, 2043	46,277,748	404,930
Ser. 06-C5, Class XC, IO, 0.085s, 2049	50,261,022	592,923
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR7, Class 2A2A, 5.654s, 2036	160,942	101,393
IFB Ser. 07-6, Class 2A5, IO, 3.443s, 2037	1,811,996	125,142
Citigroup/Deutsche Bank Commercial Mortgage Trust Ser.
06-CD3, Class A4, 5.658s, 2048	308,000	291,622
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.56s, 2049	10,720,368	214,407
Ser. 06-CD2, Class X, IO, 0.128s, 2046	33,109,980	130,760
Ser. 07-CD4, Class XC, IO, 0.057s, 2049	35,846,294	281,449
Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	895,470	906,788
Ser. 98-C2, Class F, 5.44s, 2030	1,176,000	1,070,736
Commercial Mortgage Loan Trust Ser. 08-LS1, Class A4B,
6.22s, 2017	710,000	646,029
Commercial Mortgage Pass-Through Certificates 144A
Ser. 06-CN2A, Class H, 5.756s, 2019	405,000	329,677
Ser. 06-CN2A, Class J, 5.756s, 2019	324,000	255,900
FRB Ser. 01-J2A, Class A2F, 2.988s, 2034	653,000	574,640
Ser. 03-LB1A, Class X1, IO, 0 1/2s, 2038	3,591,104	135,751
Ser. 05-LP5, Class XC, IO, 0.108s, 2043	24,297,057	192,762
Ser. 05-C6, Class XC, IO, 0.088s, 2044	24,818,696	139,714
Ser. 06-C8, Class XS, IO, 0.078s, 2046	23,713,987	247,788
Countrywide Alternative Loan Trust
Ser. 06-45T1, Class 2A2, 6s, 2037	579,351	353,114
Ser. 05-24, Class 1AX, IO, 1.222s, 2035	3,783,329	89,115
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1, 5.714s, 2035	29,608	21,022
Ser. 05-9, Class 1X, IO, 3.126s, 2035	3,126,033	72,290
Ser. 05-2, Class 2X, IO, 1.16s, 2035	3,315,766	71,885
Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	370,221	349,295
IFB Ser. 05-R1, Class 1AS, IO, 3.523s, 2035	2,556,210	146,982
IFB Ser. 05-R2, Class 1AS, IO, 3.168s, 2035	2,696,130	138,177
Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 6.004s, 2039	1,846,000	1,744,756
Ser. 06-C5, Class AX, IO, 0.109s, 2039	15,097,156	196,610
Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.279s, 2049	48,924,715	377,601
Ser. 06-C4, Class AX, IO, 0.104s, 2039	30,865,313	384,741
Ser. 07-C1, Class AX, IO, 0.083s, 2040	31,769,218	258,697
Ser. 06-C3, Class AX, IO, 0.031s, 2038	88,831,068	8,883
CRESI Finance Limited Partnership 144A FRB Ser. 06-A,
Class C, 3.807s, 2017	286,000	256,942
Crown Castle Towers, LLC 144A Ser. 05-1A, Class D,
5.612s, 2035	1,172,000	1,118,088
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	371,000	378,264

Ser. 04-C2, Class A2, 5.416s, 2036	1,850,000	1,737,335
FRB Ser. 04-C3, Class A5, 5.113s, 2036	20,000	18,656
Ser. 04-C3, Class A3, 4.302s, 2036	42,000	41,189
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class J, 3.438s, 2020	106,500	99,045
FRB Ser. 04-TF2A, Class J, 3.438s, 2016	278,000	250,200
FRB Ser. 04-TF2A, Class H, 3.188s, 2019	278,000	258,540
Ser. 01-CK1, Class AY, IO, 0.9s, 2035	25,297,666	359,227
Ser. 03-C3, Class AX, IO, 0.576s, 2038	27,613,142	1,036,349
Ser. 02-CP3, Class AX, IO, 0.497s, 2035	7,122,505	250,928
Ser. 04-C4, Class AX, IO, 0.27s, 2039	3,666,879	72,472
Ser. 05-C2, Class AX, IO, 0.163s, 2037	27,509,488	343,759
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	949,192	966,480
Ser. 99-CG2, Class B3, 6.1s, 2032	854,000	849,274
Ser. 99-CG2, Class B4, 6.1s, 2032	1,144,000	1,089,127
Ser. 98-CF2, Class B3, 6.04s, 2031	315,455	315,309
Fannie Mae
IFB Ser. 06-70, Class SM, 27.567s, 2036	136,882	175,853
IFB Ser. 07-75, Class JS, 26.705s, 2037	835,948	1,076,142
IFB Ser. 07-80, Class AS, 23.705s, 2037	330,489	399,117
IFB Ser. 07-75, Class CS, 23.052s, 2037	568,729	715,204
IFB Ser. 06-62, Class PS, 20.659s, 2036	548,903	672,070
IFB Ser. 07-60, Class SB, 20.359s, 2037	298,993	342,708
IFB Ser. 06-76, Class QB, 20.359s, 2036	587,799	713,554
IFB Ser. 06-48, Class TQ, 20.359s, 2036	1,089,043	1,290,451
IFB Ser. 06-63, Class SP, 20.059s, 2036	644,044	770,062
IFB Ser. 07-W7, Class 1A4, 19.939s, 2037	582,853	565,368
IFB Ser. 07-81, Class SC, 18.559s, 2037	566,425	623,340
IFB Ser. 07-1, Class NK, 18.112s, 2037	1,396,279	1,639,405
IFB Ser. 06-104, Class GS, 17.994s, 2036	390,873	457,663
IFB Ser. 06-104, Class ES, 17.416s, 2036	750,448	877,113
IFB Ser. 05-37, Class SU, 16.372s, 2035	892,282	1,013,685
IFB Ser. 06-49, Class SE, 16.172s, 2036	930,460	1,035,537
IFB Ser. 06-60, Class AK, 15.972s, 2036	450,597	502,311
IFB Ser. 06-60, Class TK, 15.772s, 2036	312,097	345,700
IFB Ser. 06-104, Class CS, 15.269s, 2036	802,186	886,692
IFB Ser. 07-30, Class FS, 14.974s, 2037	1,418,478	1,508,608
IFB Ser. 07-96, Class AS, 14.116s, 2037	680,600	696,900
IFB Ser. 06-115, Class ES, 13.732s, 2036	582,343	619,114
IFB Ser. 06-8, Class PK, 13.572s, 2036	1,104,978	1,178,104
IFB Ser. 05-57, Class CD, 13.099s, 2035	459,477	486,434
IFB Ser. 05-74, Class CP, 12.991s, 2035	545,365	575,743
IFB Ser. 05-115, Class NQ, 12.912s, 2036	306,591	306,214
IFB Ser. 06-27, Class SP, 12.808s, 2036	857,422	930,203
IFB Ser. 06-8, Class HP, 12.808s, 2036	913,557	987,483
IFB Ser. 06-8, Class WK, 12.808s, 2036	1,460,141	1,561,406
IFB Ser. 05-106, Class US, 12.808s, 2035	1,314,160	1,437,872
IFB Ser. 05-99, Class SA, 12.808s, 2035	639,769	682,546
IFB Ser. 05-45, Class DA, 12.661s, 2035	1,061,031	1,100,159
IFB Ser. 05-74, Class DM, 12 5/8s, 2035	1,254,413	1,345,067
IFB Ser. 05-45, Class DC, 12.551s, 2035	748,643	800,827
IFB Ser. 06-60, Class CS, 12.331s, 2036	302,118	298,992
IFB Ser. 05-57, Class DC, 11.353s, 2034	749,188	789,229
IFB Ser. 05-74, Class SK, 11.311s, 2035	998,134	1,009,893
IFB Ser. 05-74, Class CS, 11.201s, 2035	621,621	654,824
IFB Ser. 05-114, Class SP, 10.761s, 2036	383,469	383,563
IFB Ser. 05-45, Class PC, 10.629s, 2034	367,988	376,004
IFB Ser. 05-95, Class OP, 10.45s, 2035	398,513	386,930
IFB Ser. 05-95, Class CP, 10.35s, 2035	92,899	94,705
IFB Ser. 05-106, Class JC, 10.18s, 2035	274,491	259,061
FRB Ser. 03-W6, Class PT1, 9.998s, 2042	157,808	181,799
Ser. 02-T12, Class A4, 9 1/2s, 2042	78,066	85,068
Ser. 02-T4, Class A4, 9 1/2s, 2041	119,965	130,529
Ser. 02-T6, Class A3, 9 1/2s, 2041	152,827	168,404
IFB Ser. 05-83, Class QP, 9.056s, 2034	221,934	211,433
Ser. 04-T3, Class PT1, 9.055s, 2044	301,896	327,812
IFB Ser. 05-72, Class SB, 8.858s, 2035	612,609	588,740
Ser. 02-26, Class A2, 7 1/2s, 2048	522,865	548,845
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	300,936	315,889
Ser. 03-W1, Class 2A, 7 1/2s, 2042	561,243	582,984
Ser. 02-T12, Class A3, 7 1/2s, 2042	154,908	164,293
Ser. 02-14, Class A2, 7 1/2s, 2042	306,082	323,437
Ser. 01-T10, Class A2, 7 1/2s, 2041	659,689	683,327
Ser. 02-T4, Class A3, 7 1/2s, 2041	110,690	117,926
Ser. 01-T12, Class A2, 7 1/2s, 2041	588,087	621,640
Ser. 01-T3, Class A1, 7 1/2s, 2040	108,372	114,056
Ser. 01-T1, Class A1, 7 1/2s, 2040	239,993	253,685
Ser. 99-T2, Class A1, 7 1/2s, 2039	56,240	59,686
Ser. 386, Class 26, IO, 7 1/2s, 2038	80,460	15,066
Ser. 383, Class 88, IO, 7 1/2s, 2037	85,175	15,836
Ser. 383, Class 89, IO, 7 1/2s, 2037	69,654	13,700
Ser. 383, Class 87, IO, 7 1/2s, 2037	106,329	20,530
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	302,666	317,705
Ser. 02-T1, Class A3, 7 1/2s, 2031	281,241	298,620
Ser. 00-T6, Class A1, 7 1/2s, 2030	503,705	528,715
Ser. 01-T5, Class A3, 7 1/2s, 2030	64,033	66,974
Ser. 01-T4, Class A1, 7 1/2s, 2028	1,522,865	1,621,199
Ser. 02-26, Class A1, 7s, 2048	434,901	460,057
Ser. 04-T3, Class 1A3, 7s, 2044	396,010	421,597
Ser. 03-W3, Class 1A2, 7s, 2042	194,570	204,453

Ser. 02-T16, Class A2, 7s, 2042	409,068	433,294
Ser. 02-14, Class A1, 7s, 2042	213,941	226,221
Ser. 02-T4, Class A2, 7s, 2041	118,001	124,502
Ser. 01-W3, Class A, 7s, 2041	136,848	143,271
Ser. 386, Class 24, IO, 7s, 2038	87,385	21,093
Ser. 386, Class 25, IO, 7s, 2038	86,597	21,307
Ser. 386, Class 22, IO, 7s, 2038	93,433	21,987
Ser. 386, Class 21, IO, 7s, 2037	105,972	25,490
Ser. 386, Class 23, IO, 7s, 2037	104,065	24,882
Ser. 383, Class 84, IO, 7s, 2037	97,127	23,559
Ser. 383, Class 85, IO, 7s, 2037	84,870	21,071
Ser. 383, Class 79, IO, 7s, 2037	98,412	20,949
Ser. 383, Class 80, IO, 7s, 2037	214,747	39,728
Ser. 383, Class 81, IO, 7s, 2037	117,896	25,846
Ser. 383, Class 82, IO, 7s, 2037	117,426	27,315
Ser. 383, Class 83, IO, 7s, 2037	98,743	23,510
Ser. 05-W4, Class 1A3, 7s, 2035	425,274	459,133
Ser. 04-W1, Class 2A2, 7s, 2033	1,275,227	1,351,550
Ser. 386, Class 14, IO, 6 1/2s, 2038	853,404	148,279
Ser. 386, Class 19, IO, 6 1/2s, 2038	100,291	21,625
Ser. 386, Class 17, IO, 6 1/2s, 2037	154,449	26,449
Ser. 386, Class 16, IO, 6 1/2s, 2037	105,770	24,123
Ser. 383, Class 60, IO, 6 1/2s, 2037	489,777	96,731
Ser. 383, Class 62, IO, 6 1/2s, 2037	136,550	29,983
Ser. 383, Class 69, IO, 6 1/2s, 2037	88,690	21,052
Ser. 383, Class 63, IO, 6 1/2s, 2037	106,844	23,756
Ser. 383, Class 64, IO, 6 1/2s, 2037	197,168	40,173
Ser. 383, Class 67, IO, 6 1/2s, 2037	104,146	22,649
Ser. 383, Class 58, IO, 6 1/2s, 2037	228,195	44,498
Ser. 383, Class 59, IO, 6 1/2s, 2037	143,223	30,996
Ser. 383, Class 61, IO, 6 1/2s, 2037	114,430	24,687
Ser. 383, Class 65, IO, 6 1/2s, 2037	135,811	31,188
Ser. 383, Class 66, IO, 6 1/2s, 2037	139,166	31,899
Ser. 383, Class 72, IO, 6 1/2s, 2037	547,615	106,101
Ser. 383, Class 77, IO, 6 1/2s, 2037	86,503	19,353
Ser. 383, Class 78, IO, 6 1/2s, 2037	86,144	16,089
Ser. 381, Class 14, IO, 6 1/2s, 2037	788,368	143,877
Ser. 381, Class 16, IO, 6 1/2s, 2037	205,040	50,076
Ser. 381, Class 15, IO, 6 1/2s, 2037	334,857	56,926
Ser. 383, Class 73, IO, 6 1/2s, 2037	186,642	34,995
Ser. 383, Class 76, IO, 6 1/2s, 2037	112,521	25,468
Ser. 383, Class 70, IO, 6 1/2s, 2037	289,607	55,387
Ser. 383, Class 74, IO, 6 1/2s, 2037	154,161	28,712
Ser. 383, Class 71, IO, 6 1/2s, 2036	122,522	26,079
Ser. 383, Class 75, IO, 6 1/2s, 2036	98,114	21,608
Ser. 371, Class 2, IO, 6 1/2s, 2036	2,593,020	573,706
Ser. 389, Class 6, IO, 6s, 2038	98,257	20,880
Ser. 08-76, Class JI, IO, 6s, 2038	945,400	181,989
Ser. 386, Class 10, IO, 6s, 2038	93,039	19,769
Ser. 383, Class 41, IO, 6s, 2038	829,631	153,482
Ser. 383, Class 42, IO, 6s, 2038	599,876	109,477
Ser. 383, Class 43, IO, 6s, 2038	541,983	100,267
Ser. 383, Class 44, IO, 6s, 2038	495,204	90,994
Ser. 383, Class 45, IO, 6s, 2038	381,849	70,165
Ser. 383, Class 46, IO, 6s, 2038	331,263	60,870
Ser. 383, Class 47, IO, 6s, 2038	293,676	56,533
Ser. 383, Class 48, IO, 6s, 2038	263,621	50,747
Ser. 383, Class 52, IO, 6s, 2038	106,863	22,810
Ser. 386, Class 9, IO, 6s, 2038	475,427	82,606
Ser. 383, Class 28, IO, 6s, 2038	992,505	191,057
Ser. 383, Class 29, IO, 6s, 2038	892,417	171,790
Ser. 383, Class 30, IO, 6s, 2038	657,954	126,656
Ser. 383, Class 31, IO, 6s, 2038	580,433	111,733
Ser. 383, Class 32, IO, 6s, 2038	450,444	86,710
Ser. 383, Class 33, IO, 6s, 2038	385,110	75,096
Ser. 383, Class 37, IO, 6s, 2038	149,991	33,274
Ser. 386, Class 7, IO, 6s, 2038	581,642	113,420
Ser. 383, Class 34, IO, 6s, 2037	156,109	30,441
Ser. 383, Class 35, IO, 6s, 2037	128,957	27,272
Ser. 383, Class 36, IO, 6s, 2037	101,024	21,288
Ser. 383, Class 38, IO, 6s, 2037	87,479	18,545
Ser. 383, Class 50, IO, 6s, 2037	179,919	32,610
Ser. 386, Class 6, IO, 6s, 2037	279,496	51,707
Ser. 383, Class 49, IO, 6s, 2037	135,420	28,557
Ser. 383, Class 51, IO, 6s, 2037	139,933	29,360
Ser. 383, Class 57, IO, 6s, 2037	85,572	16,244
Ser. 383, Class 98, IO, 6s, 2022	146,912	30,838
Ser. 383, Class 99, IO, 6s, 2022	75,822	15,008
Ser. 383, Class 18, IO, 5 1/2s, 2038	523,000	101,985
Ser. 383, Class 19, IO, 5 1/2s, 2038	476,526	92,327
Ser. 383, Class 25, IO, 5 1/2s, 2038	88,171	20,042
Ser. 386, Class 4, IO, 5 1/2s, 2037	118,408	29,356
Ser. 386, Class 5, IO, 5 1/2s, 2037	93,240	20,761
Ser. 383, Class 15, IO, 5 1/2s, 2037	89,965	20,851
Ser. 383, Class 4, IO, 5 1/2s, 2037	729,296	145,859
Ser. 383, Class 5, IO, 5 1/2s, 2037	462,629	93,682
Ser. 383, Class 6, IO, 5 1/2s, 2037	415,687	84,177
Ser. 383, Class 7, IO, 5 1/2s, 2037	409,475	82,919
Ser. 383, Class 8, IO, 5 1/2s, 2037	165,974	35,269
Ser. 383, Class 9, IO, 5 1/2s, 2037	158,439	33,668
Ser. 383, Class 20, IO, 5 1/2s, 2037	295,295	59,797

Ser. 383, Class 21, IO, 5 1/2s, 2037	278,713	56,439
Ser. 383, Class 22, IO, 5 1/2s, 2037	189,182	39,728
Ser. 383, Class 23, IO, 5 1/2s, 2037	170,618	35,403
Ser. 383, Class 24, IO, 5 1/2s, 2037	119,091	27,597
Ser. 383, Class 26, IO, 5 1/2s, 2037	91,904	22,577
Ser. 379, Class 2, IO, 5 1/2s, 2037	388,766	88,872
Ser. 363, Class 2, IO, 5 1/2s, 2035	1,561,251	367,206
Ser. 383, Class 95, IO, 5 1/2s, 2022	234,817	34,635
Ser. 383, Class 97, IO, 5 1/2s, 2022	99,010	19,357
Ser. 383, Class 94, IO, 5 1/2s, 2022	118,475	24,901
Ser. 383, Class 96, IO, 5 1/2s, 2022	127,867	25,783
Ser. 383, Class 2, IO, 5s, 2037	94,960	22,003
Ser. 377, Class 2, IO, 5s, 2036	559,664	132,584
Ser. 383, Class 92, IO, 5s, 2022	102,806	20,815
IFB Ser. 07-W6, Class 6A2, IO, 4.593s, 2037	739,316	61,918
IFB Ser. 06-90, Class SE, IO, 4.593s, 2036	850,879	102,623
IFB Ser. 03-66, Class SA, IO, 4.443s, 2033	1,066,663	109,200
IFB Ser. 07-W6, Class 5A2, IO, 4.083s, 2037	1,094,978	80,755
IFB Ser. 07-W4, Class 4A2, IO, 4.073s, 2037	5,094,344	375,708
IFB Ser. 07-W2, Class 3A2, IO, 4.073s, 2037	1,429,936	108,139
IFB Ser. 06-115, Class BI, IO, 4.053s, 2036	1,279,036	88,270
IFB Ser. 05-113, Class AI, IO, 4.023s, 2036	269,455	23,268
IFB Ser. 05-113, Class DI, IO, 4.023s, 2036	3,514,992	306,539
IFB Ser. 05-52, Class DC, IO, 3.993s, 2035	722,993	74,536
IFB Ser. 06-60, Class SI, IO, 3.943s, 2036	1,401,918	129,677
IFB Ser. 06-60, Class UI, IO, 3.943s, 2036	567,679	48,280
IFB Ser. 04-24, Class CS, IO, 3.943s, 2034	1,484,062	132,001
IFB Ser. 07-W7, Class 3A2, IO, 3.923s, 2037	1,806,878	162,345
IFB Ser. 03-122, Class SA, IO, 3.893s, 2028	1,875,344	134,856
IFB Ser. 03-122, Class SJ, IO, 3.893s, 2028	1,938,363	140,009
IFB Ser. 06-60, Class DI, IO, 3.863s, 2035	768,818	53,817
IFB Ser. 04-60, Class SW, IO, 3.843s, 2034	2,741,146	239,850
IFB Ser. 05-65, Class KI, IO, 3.793s, 2035	6,280,444	439,631
IFB Ser. 08-10, Class LI, IO, 3.773s, 2038	426,892	39,221
IFB Ser. 08-01, Class GI, IO, 3.753s, 2037	5,597,237	493,256
IFB Ser. 07-39, Class LI, IO, 3.563s, 2037	231,302	20,033
IFB Ser. 07-23, Class SI, IO, 3.563s, 2037	1,223,594	84,535
IFB Ser. 07-54, Class CI, IO, 3.553s, 2037	912,379	82,510
IFB Ser. 07-39, Class PI, IO, 3.553s, 2037	874,901	61,034
IFB Ser. 07-30, Class WI, IO, 3.553s, 2037	7,449,385	573,610
IFB Ser. 07-28, Class SE, IO, 3.543s, 2037	966,188	86,091
IFB Ser. 06-128, Class SH, IO, 3.543s, 2037	1,103,936	73,835
IFB Ser. 06-56, Class SM, IO, 3.543s, 2036	2,664,511	214,565
IFB Ser. 05-73, Class SI, IO, 3.543s, 2035	615,201	52,294
IFB Ser. 05-12, Class SC, IO, 3.543s, 2035	910,459	76,411
IFB Ser. 05-17, Class ES, IO, 3.543s, 2035	1,213,825	115,944
IFB Ser. 05-17, Class SY, IO, 3.543s, 2035	561,803	53,486
IFB Ser. 07-W5, Class 2A2, IO, 3.533s, 2037	536,001	41,540
IFB Ser. 07-30, Class IE, IO, 3.533s, 2037	2,676,444	277,818
IFB Ser. 06-123, Class CI, IO, 3.533s, 2037	2,155,450	179,702
IFB Ser. 06-123, Class UI, IO, 3.533s, 2037	964,446	75,347
IFB Ser. 05-82, Class SY, IO, 3.523s, 2035	2,378,015	159,030
IFB Ser. 05-45, Class EW, IO, 3.513s, 2035	2,125,892	164,251
IFB Ser. 05-45, Class SR, IO, 3.513s, 2035	3,229,653	242,631
IFB Ser. 07-15, Class BI, IO, 3.493s, 2037	1,554,237	126,729
IFB Ser. 06-126, Class CS, IO, 3.493s, 2037	618,587	49,856
IFB Ser. 06-16, Class SM, IO, 3.493s, 2036	823,747	70,504
IFB Ser. 05-95, Class CI, IO, 3.493s, 2035	1,424,598	133,478
IFB Ser. 05-84, Class SG, IO, 3.493s, 2035	2,349,150	199,678
IFB Ser. 05-57, Class NI, IO, 3.493s, 2035	489,843	38,303
IFB Ser. 05-54, Class SA, IO, 3.493s, 2035	2,279,743	183,207
IFB Ser. 05-23, Class SG, IO, 3.493s, 2035	1,815,234	163,566
IFB Ser. 05-17, Class SA, IO, 3.493s, 2035	1,595,370	139,869
IFB Ser. 05-17, Class SE, IO, 3.493s, 2035	1,727,636	148,566
IFB Ser. 05-57, Class DI, IO, 3.493s, 2035	3,638,663	256,981
IFB Ser. 05-83, Class QI, IO, 3.483s, 2035	388,499	31,814
IFB Ser. 06-128, Class GS, IO, 3.473s, 2037	1,019,969	89,041
IFB Ser. 06-116, Class ES, IO, 3.443s, 2036	698,209	54,397
IFB Ser. 06-114, Class IS, IO, 3.443s, 2036	1,105,544	89,523
IFB Ser. 06-115, Class GI, IO, 3.433s, 2036	1,037,125	77,544
IFB Ser. 06-115, Class IE, IO, 3.433s, 2036	844,229	72,227
IFB Ser. 06-117, Class SA, IO, 3.433s, 2036	1,253,098	96,342
IFB Ser. 06-121, Class SD, IO, 3.433s, 2036	2,077,734	151,934
IFB Ser. 06-109, Class SG, IO, 3.423s, 2036	1,477,900	110,842
IFB Ser. 06-104, Class IM, IO, 3.413s, 2036	350,852	20,724
IFB Ser. 06-104, Class SY, IO, 3.413s, 2036	741,739	54,760
IFB Ser. 06-109, Class SH, IO, 3.413s, 2036	1,107,676	99,113
Ser. 06-104, Class SG, IO, 3.393s, 2036	1,442,208	105,121
IFB Ser. 07-W6, Class 4A2, IO, 3.393s, 2037	4,419,109	331,433
IFB Ser. 06-128, Class SC, IO, 3.393s, 2037	3,494,251	257,096
IFB Ser. 06-43, Class SI, IO, 3.393s, 2036	1,934,038	154,593
IFB Ser. 06-44, Class IS, IO, 3.393s, 2036	1,695,908	130,638
IFB Ser. 06-8, Class JH, IO, 3.393s, 2036	3,861,499	324,868
IFB Ser. 05-122, Class SG, IO, 3.393s, 2035	832,912	72,273
IFB Ser. 05-95, Class OI, IO, 3.383s, 2035	220,849	18,261
IFB Ser. 06-92, Class JI, IO, 3.373s, 2036	842,365	59,716
IFB Ser. 06-92, Class LI, IO, 3.373s, 2036	1,238,017	98,878
IFB Ser. 06-96, Class ES, IO, 3.373s, 2036	1,354,004	92,314
IFB Ser. 06-99, Class AS, IO, 3.373s, 2036	953,060	74,458
IFB Ser. 06-85, Class TS, IO, 3.353s, 2036	2,043,161	151,719
IFB Ser. 06-61, Class SE, IO, 3.343s, 2036	1,941,691	130,812

IFB Ser. 07-75, Class PI, IO, 3.333s, 2037	1,412,646	102,020
IFB Ser. 07-76, Class SA, IO, 3.333s, 2037	1,463,413	104,886
IFB Ser. 07-W7, Class 2A2, IO, 3.323s, 2037	3,513,274	274,136
IFB Ser. 07-88, Class MI, IO, 3.313s, 2037	428,615	28,959
Ser. 06-94, Class NI, IO, 3.293s, 2036	704,112	42,247
IFB Ser. 07-116, Class IA, IO, 3.293s, 2037	5,387,396	383,852
IFB Ser. 07-103, Class AI, IO, 3.293s, 2037	6,020,286	436,471
IFB Ser. 07-1, Class NI, IO, 3.293s, 2037	3,241,613	242,742
IFB Ser. 07-15, Class NI, IO, 3.293s, 2022	1,649,941	105,184
IFB Ser. 08-3, Class SC, IO, 3.243s, 2038	351,063	27,057
IFB Ser. 07-109, Class XI, IO, 3.243s, 2037	869,994	71,581
IFB Ser. 07-109, Class YI, IO, 3.243s, 2037	1,344,474	96,777
IFB Ser. 07-W8, Class 2A2, IO, 3.243s, 2037	2,360,092	149,712
IFB Ser. 07-88, Class JI, IO, 3.243s, 2037	1,808,286	138,891
IFB Ser. 07-54, Class KI, IO, 3.233s, 2037	674,920	39,138
IFB Ser. 07-30, Class JS, IO, 3.233s, 2037	2,216,855	160,722
IFB Ser. 07-30, Class LI, IO, 3.233s, 2037	3,395,304	279,142
IFB Ser. 07-W2, Class 1A2, IO, 3.223s, 2037	1,003,504	69,532
IFB Ser. 07-106, Class SN, IO, 3.203s, 2037	1,411,934	100,887
IFB Ser. 07-54, Class IA, IO, 3.203s, 2037	1,190,613	94,570
IFB Ser. 07-54, Class IB, IO, 3.203s, 2037	1,190,613	94,570
IFB Ser. 07-54, Class IC, IO, 3.203s, 2037	1,190,613	94,570
IFB Ser. 07-54, Class ID, IO, 3.203s, 2037	1,190,613	94,570
IFB Ser. 07-54, Class IE, IO, 3.203s, 2037	1,190,613	94,570
IFB Ser. 07-54, Class IF, IO, 3.203s, 2037	1,771,653	144,183
IFB Ser. 07-54, Class NI, IO, 3.203s, 2037	1,043,882	87,021
IFB Ser. 07-54, Class UI, IO, 3.203s, 2037	1,443,571	115,239
IFB Ser. 07-109, Class AI, IO, 3.193s, 2037	4,544,508	315,275
IFB Ser. 07-91, Class AS, IO, 3.193s, 2037	925,514	69,962
IFB Ser. 07-91, Class HS, IO, 3.193s, 2037	998,289	70,621
IFB Ser. 07-15, Class CI, IO, 3.173s, 2037	4,015,927	297,203
IFB Ser. 06-123, Class BI, IO, 3.173s, 2037	4,897,440	357,930
IFB Ser. 06-115, Class JI, IO, 3.173s, 2036	2,916,178	213,246
IFB Ser. 07-109, Class PI, IO, 3.143s, 2037	1,444,091	108,675
IFB Ser. 06-123, Class LI, IO, 3.113s, 2037	1,939,104	151,315
IFB Ser. 08-1, Class NI, IO, 3.043s, 2037	2,589,098	163,437
IFB Ser. 07-116, Class BI, IO, 3.043s, 2037	4,925,638	310,931
IFB Ser. 08-01, Class AI, IO, 3.043s, 2037	6,794,229	447,638
IFB Ser. 08-10, Class GI, IO, 3.023s, 2038	1,788,568	100,614
IFB Ser. 08-1, Class HI, IO, 2.993s, 2037	3,171,000	196,038
IFB Ser. 07-39, Class AI, IO, 2.913s, 2037	2,082,783	136,207
IFB Ser. 07-32, Class SD, IO, 2.903s, 2037	1,409,989	99,580
IFB Ser. 07-30, Class UI, IO, 2.893s, 2037	1,151,195	78,730
IFB Ser. 07-32, Class SC, IO, 2.893s, 2037	1,873,210	131,050
IFB Ser. 07-1, Class CI, IO, 2.893s, 2037	1,348,447	96,237
IFB Ser. 05-74, Class SE, IO, 2.893s, 2035	3,568,269	210,360
IFB Ser. 05-14, Class SE, IO, 2.843s, 2035	868,842	51,314
IFB Ser. 05-58, Class IK, IO, 2.793s, 2035	1,737,500	134,763
IFB Ser. 08-1, Class BI, IO, 2.703s, 2038	3,490,981	170,765
IFB Ser. 07-75, Class ID, IO, 2.663s, 2037	1,155,744	75,036
Ser. 03-W12, Class 2, IO, 2.221s, 2043	2,332,746	170,398
Ser. 03-W10, Class 3, IO, 1.937s, 2043	2,194,165	143,726
Ser. 03-W10, Class 1, IO, 1.915s, 2043	5,400,142	331,313
Ser. 03-W8, Class 12, IO, 1.635s, 2042	10,030,624	614,070
Ser. 03-W17, Class 12, IO, 1.147s, 2033	2,968,787	114,285
Ser. 03-T2, Class 2, IO, 0.808s, 2042	14,787,001	432,425
Ser. 03-W3, Class 2IO1, IO, 0.681s, 2042	1,431,527	36,652
Ser. 03-W6, Class 51, IO, 0.672s, 2042	4,145,610	65,770
Ser. 06-W3, Class 1AS, IO, 0.662s, 2046	4,846,162	281,683
Ser. 01-T12, Class IO, 0.565s, 2041	7,573,458	98,469
Ser. 03-W2, Class 1, IO, 0.465s, 2042	7,699,737	100,403
Ser. 03-W3, Class 1, IO, 0.439s, 2042	14,053,586	178,830
Ser. 02-T1, Class IO, IO, 0.423s, 2031	6,621,973	57,505
Ser. 03-W6, Class 3, IO, 0.368s, 2042	5,853,608	72,532
Ser. 03-W6, Class 23, IO, 0.352s, 2042	6,071,722	72,012
Ser. 03-W4, Class 3A, IO, 0.35s, 2042	6,011,158	64,828
Ser. 08-33, PO (Principal only), zero %, 2038	272,862	199,189
Ser. 08-9, PO, zero %, 2038	195,366	145,548
Ser. 07-112, Class EO, PO, zero %, 2037	115,095	79,665
Ser. 07-89, Class PO, PO, zero %, 2037	154,435	119,857
Ser. 07-64, Class LO, PO, zero %, 2037	553,811	388,623
Ser. 06-117, Class OA, PO, zero %, 2036	144,438	117,273
Ser. 06-81, Class OP, PO, zero %, 2036	96,049	77,327
Ser. 06-56, Class XF, zero %, 2036	72,905	75,556
Ser. 06-16, Class OG, PO, zero %, 2036	75,559	59,169
Ser. 04-38, Class AO, PO, zero %, 2034	1,610,555	1,119,336
Ser. 04-61, Class CO, PO, zero %, 2031	1,105,328	873,209
Ser. 07-15, Class IM, IO, zero %, 2009	1,305,546	95
Ser. 07-16, Class TS, IO, zero %, 2009	5,364,210	377
FRB Ser. 06-115, Class SN, zero %, 2036	452,289	433,768
FRB Ser. 06-104, Class EK, zero %, 2036	109,151	107,914
FRB Ser. 05-117, Class GF, zero %, 2036	85,915	70,540
FRB Ser. 05-65, Class ER, zero %, 2035	1,010,234	846,166
FRB Ser. 05-57, Class UL, zero %, 2035	892,588	770,504
FRB Ser. 05-36, Class QA, zero %, 2035	189,988	155,917
FRB Ser. 05-65, Class CU, zero %, 2034	125,660	125,017
FRB Ser. 05-81, Class DF, zero %, 2033	98,883	97,559
FRB Ser. 06-1, Class HF, zero %, 2032	81,453	78,670
IFB Ser. 06-75, Class FY, zero %, 2036	182,624	197,777
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities

Ser. T-42, Class A6, 9 1/2s, 2042	80,101	88,737
Ser. T-58, Class 4A, 7 1/2s, 2043	369,231	391,039
Ser. T-51, Class 2A, 7 1/2s, 2042	428,380	453,681
Ser. T-42, Class A5, 7 1/2s, 2042	307,810	318,358
Ser. T-60, Class 1A2, 7s, 2044	1,352,496	1,435,482
Ser. T-41, Class 2A, 7s, 2032	48,881	50,276
IFB Ser. T-56, Class 2ASI, IO, 4.893s, 2043	687,094	74,962
Ser. T-56, Class A, IO, 0.524s, 2043	3,922,548	56,642
Ser. T-56, Class 3, IO, 0.358s, 2043	4,124,313	36,620
Ser. T-56, Class 1, IO, 0.282s, 2043	5,349,135	44,882
Ser. T-56, Class 2, IO, 0.025s, 2043	4,854,057	8,421
FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2,
7.77s, 2027	1,534,399	1,486,864
First Horizon Alternative Mortgage Securities FRB Ser.
05-AA10, Class 2A1, 5.747s, 2035	683,275	450,961
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.949s, 2033	13,033,733	384,208
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	1,196,000	1,265,580
Ser. 97-C2, Class G, 7 1/2s, 2029	361,000	312,499
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035	1,515,000	1,373,802
Freddie Mac
IFB Ser. 3360, Class SB, 28.74s, 2037	363,258	452,701
IFB Ser. 3339, Class WS, 27.947s, 2037	536,764	671,435
IFB Ser. 3339, Class JS, 26.666s, 2037	465,636	552,694
IFB Ser. 3202, Class PS, 24.315s, 2036	367,833	432,378
IFB Ser. 3349, Class SA, 24.075s, 2037	1,897,642	2,196,984
IFB Ser. 3331, Class SE, 24.075s, 2037	459,140	510,825
IFB Ser. 3153, Class SX, 20.813s, 2036	327,054	378,320
IFB Ser. 3202, Class HM, 20.812s, 2036	248,360	272,936
IFB Ser. 3182, Class PS, 18.65s, 2032	861,179	993,612
IFB Ser. 3081, Class DC, 17.966s, 2035	524,150	556,900
IFB Ser. 3211, Class SI, IO, 17.207s, 2036	87,675	42,492
IFB Ser. 3114, Class GK, 16.45s, 2036	367,243	390,823
IFB Ser. 3360, Class SC, 16.407s, 2037	757,657	743,389
IFB Ser. 3408, Class EK, 15.784s, 2037	1,501,669	1,516,007
IFB Ser. 2976, Class KL, 15.262s, 2035	958,134	985,341
IFB Ser. 2990, Class DP, 15.153s, 2034	811,113	863,015
IFB Ser. 2979, Class AS, 15.152s, 2034	232,904	241,811
IFB Ser. 3153, Class UT, 14.896s, 2036	200,790	203,634
IFB Ser. 3149, Class SU, 12.822s, 2036	404,433	390,147
IFB Ser. 3065, Class DC, 12.398s, 2035	865,959	837,036
IFB Ser. 3012, Class FS, 10.656s, 2035	74,185	74,742
IFB Ser. 2990, Class WP, 10.61s, 2035	557,560	553,832
IFB Ser. 2990, Class LB, 10.588s, 2034	1,010,772	957,492
IFB Ser. 2927, Class SI, IO, 6.013s, 2035	1,340,697	148,420
IFB Ser. 248, IO, 5 1/2s, 2037	685,317	155,374
IFB Ser. 2828, Class GI, IO, 5.013s, 2034	1,588,210	177,391
IFB Ser. 3184, Class SP, IO, 4.863s, 2033	1,428,915	118,470
IFB Ser. 2869, Class SH, IO, 4.813s, 2034	715,843	53,338
IFB Ser. 2869, Class JS, IO, 4.763s, 2034	3,410,512	241,069
IFB Ser. 2882, Class LS, IO, 4.713s, 2034	656,852	58,462
IFB Ser. 3203, Class SH, IO, 4.653s, 2036	811,427	83,012
IFB Ser. 2815, Class PT, IO, 4.563s, 2032	1,575,556	140,802
IFB Ser. 2828, Class TI, IO, 4.563s, 2030	729,866	54,934
IFB Ser. 3397, Class GS, IO, 4.513s, 2037	862,125	65,864
IFB Ser. 3297, Class BI, IO, 4.273s, 2037	3,543,854	308,684
IFB Ser. 3287, Class SD, IO, 4.263s, 2037	1,372,092	114,951
IFB Ser. 3281, Class BI, IO, 4.263s, 2037	680,197	62,553
IFB Ser. 3281, Class CI, IO, 4.263s, 2037	641,584	59,091
IFB Ser. 3249, Class SI, IO, 4.263s, 2036	626,637	50,562
IFB Ser. 3028, Class ES, IO, 4.263s, 2035	3,882,496	347,724
IFB Ser. 2922, Class SE, IO, 4.263s, 2035	1,843,281	164,179
IFB Ser. 3045, Class DI, IO, 4.243s, 2035	9,245,553	695,950
IFB Ser. 3236, Class ES, IO, 4.213s, 2036	1,311,057	103,852
IFB Ser. 3136, Class NS, IO, 4.213s, 2036	2,280,621	176,771
IFB Ser. 3118, Class SD, IO, 4.213s, 2036	2,962,606	202,175
IFB Ser. 3107, Class DC, IO, 4.213s, 2035	4,174,715	371,466
IFB Ser. 2927, Class ES, IO, 4.213s, 2035	1,046,862	64,971
IFB Ser. 2950, Class SM, IO, 4.213s, 2016	2,044,752	171,015
IFB Ser. 3256, Class S, IO, 4.203s, 2036	1,552,401	130,014
IFB Ser. 3031, Class BI, IO, 4.202s, 2035	771,902	61,539
IFB Ser. 3244, Class SB, IO, 4.173s, 2036	981,650	69,145
IFB Ser. 3244, Class SG, IO, 4.173s, 2036	1,138,059	94,729
IFB Ser. 3236, Class IS, IO, 4.163s, 2036	1,771,827	129,565
IFB Ser. 2962, Class BS, IO, 4.163s, 2035	4,410,960	289,469
IFB Ser. 3114, Class TS, IO, 4.163s, 2030	4,813,809	379,588
IFB Ser. 3128, Class JI, IO, 4.143s, 2036	2,585,451	211,684
IFB Ser. 2990, Class LI, IO, 4.143s, 2034	1,515,059	120,373
IFB Ser. 3240, Class S, IO, 4.133s, 2036	3,372,529	284,048
IFB Ser. 3229, Class BI, IO, 4.133s, 2036	284,774	22,325
IFB Ser. 3153, Class JI, IO, 4.133s, 2036	1,644,276	104,823
IFB Ser. 3065, Class DI, IO, 4.133s, 2035	600,046	46,864
IFB Ser. 3145, Class GI, IO, 4.113s, 2036	2,115,453	183,780
IFB Ser. 3114, Class GI, IO, 4.113s, 2036	878,709	64,253
IFB Ser. 3339, Class JI, IO, 4.103s, 2037	3,492,267	220,449
IFB Ser. 3218, Class AS, IO, 4.093s, 2036	1,203,462	93,906
IFB Ser. 3221, Class SI, IO, 4.093s, 2036	1,436,453	107,302
IFB Ser. 3153, Class UI, IO, 4.083s, 2036	818,585	79,901

IFB Ser. 3202, Class PI, IO, 4.053s, 2036	3,965,493	318,183
IFB Ser. 3355, Class MI, IO, 4.013s, 2037	981,890	73,438
IFB Ser. 3201, Class SG, IO, 4.013s, 2036	1,815,183	137,291
IFB Ser. 3203, Class SE, IO, 4.013s, 2036	1,623,851	124,459
IFB Ser. 3238, Class LI, IO, 4.003s, 2036	189,853	15,140
IFB Ser. 3171, Class PS, IO, 3.998s, 2036	1,541,790	120,452
IFB Ser. 3152, Class SY, IO, 3.993s, 2036	1,852,091	169,052
IFB Ser. 3366, Class SA, IO, 3.963s, 2037	351,714	27,085
IFB Ser. 3284, Class BI, IO, 3.963s, 2037	1,112,014	79,772
IFB Ser. 3260, Class SA, IO, 3.963s, 2037	1,082,234	71,719
IFB Ser. 3199, Class S, IO, 3.963s, 2036	1,039,427	87,175
IFB Ser. 3284, Class LI, IO, 3.953s, 2037	4,493,037	340,828
IFB Ser. 3281, Class AI, IO, 3.943s, 2037	4,085,855	336,198
IFB Ser. 3311, Class EI, IO, 3.923s, 2037	1,189,545	97,570
IFB Ser. 3311, Class IA, IO, 3.923s, 2037	1,689,314	143,908
IFB Ser. 3311, Class IB, IO, 3.923s, 2037	1,689,314	143,908
IFB Ser. 3311, Class IC, IO, 3.923s, 2037	1,689,314	143,908
IFB Ser. 3311, Class ID, IO, 3.923s, 2037	1,689,314	143,908
IFB Ser. 3311, Class IE, IO, 3.923s, 2037	2,409,795	205,283
IFB Ser. 3240, Class GS, IO, 3.893s, 2036	2,026,891	160,371
IFB Ser. 3416, Class BI, IO, 3.763s, 2038	740,894	53,893
IFB Ser. 3339, Class TI, IO, 3.653s, 2037	1,781,201	120,460
IFB Ser. 3284, Class CI, IO, 3.633s, 2037	3,112,145	213,213
IFB Ser. 3016, Class SQ, IO, 3.623s, 2035	1,597,103	87,323
IFB Ser. 3397, Class SQ, IO, 3.483s, 2037	2,465,337	147,624
IFB Ser. 3424, Class UI, IO, 3.273s, 2037	259,772	15,203
Ser. 3369, Class BO, PO, zero %, 2037	87,490	61,102
Ser. 3327, Class IF, IO, zero %, 2037	394,422	88,745
Ser. 246, PO, zero %, 2037	780,420	634,214
Ser. 3391, PO, zero %, 2037	146,485	115,724
Ser. 3292, Class DO, PO, zero %, 2037	128,707	94,533
Ser. 3292, Class OA, PO, zero %, 2037	85,689	59,520
Ser. 3300, PO, zero %, 2037	811,828	629,166
Ser. 3255, Class CO, PO, zero %, 2036	118,644	97,560
Ser. 3218, Class AO, PO, zero %, 2036	74,722	60,778
Ser. 239, PO, zero %, 2036	2,835,734	2,260,168
Ser. 3175, Class MO, PO, zero %, 2036	125,341	99,574
Ser. 3210, PO, zero %, 2036	76,235	60,405
Ser. 3139, Class CO, PO, zero %, 2036	221,800	178,670
Ser. 2587, Class CO, PO, zero %, 2032	650,741	537,643
FRB Ser. 3349, Class DO, zero %, 2037	225,751	204,147
FRB Ser. 3326, Class XF, zero %, 2037	571,018	501,918
FRB Ser. 3326, Class YF, zero %, 2037	1,027,138	993,205
FRB Ser. 3263, Class TA, zero %, 2037	121,554	124,405
FRB Ser. 3241, Class FH, zero %, 2036	249,643	207,269
FRB Ser. 3231, Class XB, zero %, 2036	183,689	181,147
FRB Ser. 3231, Class X, zero %, 2036	126,784	132,851
FRB Ser. 3147, Class SF, zero %, 2036	548,851	522,080
FRB Ser. 3117, Class AF, zero %, 2036	74,925	79,657
FRB Ser. 3326, Class WF, zero %, 2035	810,145	676,860
FRB Ser. 3036, Class AS, zero %, 2035	77,590	68,465
FRB Ser. 3003, Class XF, zero %, 2035	839,814	723,850
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.096s, 2043	34,754,129	211,530
Ser. 05-C3, Class XC, IO, 0.084s, 2045	93,398,952	392,271
Ser. 07-C1, Class XC, IO, 0.074s, 2019	73,852,880	393,114
GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 8.142s, 2036	162,000	164,421
Ser. 97-C1, Class X, IO, 1.355s, 2029	1,878,146	86,395
Ser. 05-C1, Class X1, IO, 0.222s, 2043	39,040,826	437,082
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	706,723	674,224
Ser. 06-C1, Class XC, IO, 0.092s, 2045	66,838,500	371,246
Government National Mortgage Association
IFB Ser. 07-38, Class AS, 31.775s, 2037	1,054,233	1,327,683
IFB Ser. 06-34, Class SA, 20.415s, 2036	135,064	155,552
IFB Ser. 07-51, Class SP, 20.355s, 2037	78,140	90,123
IFB Ser. 07-44, Class SP, 19.787s, 2036	552,687	652,359
IFB Ser. 07-35, Class DK, 16.706s, 2035	290,513	329,548
IFB Ser. 05-66, Class SP, 12.54s, 2035	510,248	501,879
IFB Ser. 05-7, Class JM, 10.676s, 2034	928,432	942,629
Ser. 07-17, Class CI, IO, 7 1/2s, 2037	111,641	25,677
IFB Ser. 04-59, Class SC, IO, 4.712s, 2034	746,220	70,335
IFB Ser. 07-26, Class SD, IO, 4.312s, 2037	1,865,209	127,067
IFB Ser. 07-26, Class SL, IO, 4.312s, 2037	79,655	6,941
IFB Ser. 06-69, Class SI, IO, 4.193s, 2036	225,222	18,327
IFB Ser. 06-62, Class SI, IO, 4.193s, 2036	1,267,371	103,861
IFB Ser. 07-1, Class SL, IO, 4.173s, 2037	580,420	47,198
IFB Ser. 07-1, Class SM, IO, 4.163s, 2037	580,420	47,073
IFB Ser. 07-48, Class SB, IO, 4.162s, 2037	1,474,600	95,912
IFB Ser. 05-68, Class PU, IO, 4.113s, 2032	190,434	19,399
IFB Ser. 07-17, Class AI, IO, 4.062s, 2037	4,067,080	300,980
IFB Ser. 07-9, Class AI, IO, 4.012s, 2037	1,579,038	109,708
IFB Ser. 07-49, Class NY, IO, 3.913s, 2035	4,713,759	357,803
IFB Ser. 07-17, Class IC, IO, 3.762s, 2037	2,112,121	142,511
IFB Ser. 07-25, Class KS, IO, 3.712s, 2037	389,856	26,392
IFB Ser. 07-21, Class S, IO, 3.712s, 2037	2,175,480	128,952
IFB Ser. 07-31, Class AI, IO, 3.692s, 2037	1,165,395	95,285
IFB Ser. 07-26, Class SG, IO, 3.663s, 2037	1,892,903	149,677
IFB Ser. 07-9, Class BI, IO, 3.633s, 2037	3,761,716	255,377
IFB Ser. 07-31, Class CI, IO, 3.623s, 2037	1,018,577	70,010

IFB Ser. 07-25, Class SA, IO, 3.613s, 2037	1,323,265	91,811
IFB Ser. 07-25, Class SB, IO, 3.613s, 2037	2,577,825	177,252
IFB Ser. 07-22, Class S, IO, 3.613s, 2037	1,057,708	92,263
IFB Ser. 07-11, Class SA, IO, 3.613s, 2037	978,531	75,382
IFB Ser. 07-14, Class SB, IO, 3.613s, 2037	927,416	68,401
IFB Ser. 06-69, Class SA, IO, 3.613s, 2036	434,025	29,897
IFB Ser. 07-43, Class SC, IO, 3.612s, 2037	1,368,046	78,754
IFB Ser. 07-51, Class SJ, IO, 3.563s, 2037	1,204,469	98,043
IFB Ser. 07-58, Class PS, IO, 3.513s, 2037	504,822	39,323
IFB Ser. 07-59, Class PS, IO, 3.483s, 2037	935,806	68,101
IFB Ser. 07-59, Class SP, IO, 3.483s, 2037	2,358,193	175,157
IFB Ser. 07-68, Class PI, IO, 3.463s, 2037	1,254,803	90,612
IFB Ser. 06-38, Class SG, IO, 3.463s, 2033	3,849,890	237,482
IFB Ser. 07-53, Class SG, IO, 3.413s, 2037	704,324	44,797
IFB Ser. 08-3, Class SA, IO, 3.363s, 2038	2,272,637	139,066
IFB Ser. 07-79, Class SY, IO, 3.363s, 2037	3,977,209	228,690
IFB Ser. 07-64, Class AI, IO, 3.363s, 2037	9,252,855	560,186
IFB Ser. 07-53, Class ES, IO, 3.363s, 2037	1,024,617	56,953
IFB Ser. 07-10, Class SB, IO, 3.333s, 2037	1,213,154	84,677
IFB Ser. 08-4, Class SA, IO, 3.329s, 2038	4,558,796	280,243
IFB Ser. 07-67, Class SI, IO, 3.323s, 2037	4,004,263	227,426
IFB Ser. 07-9, Class DI, IO, 3.323s, 2037	1,899,482	114,178
IFB Ser. 07-57, Class QA, IO, 3.313s, 2037	2,421,024	152,227
IFB Ser. 07-58, Class SA, IO, 3.313s, 2037	796,805	46,697
IFB Ser. 07-58, Class SC, IO, 3.313s, 2037	1,835,173	100,594
IFB Ser. 07-61, Class SA, IO, 3.313s, 2037	1,292,643	78,417
IFB Ser. 07-53, Class SC, IO, 3.313s, 2037	1,131,819	60,616
IFB Ser. 06-28, Class GI, IO, 3.313s, 2035	1,586,459	99,978
IFB Ser. 07-58, Class SD, IO, 3.303s, 2037	1,752,262	96,079
IFB Ser. 07-59, Class SD, IO, 3.283s, 2037	3,835,162	218,765
IFB Ser. 06-49, Class SA, IO, 3.273s, 2036	516,053	32,660
IFB Ser. 05-65, Class SI, IO, 3.163s, 2035	1,691,520	105,319
IFB Ser. 07-17, Class IB, IO, 3.063s, 2037	821,521	43,562
IFB Ser. 06-10, Class SM, IO, 3.063s, 2036	6,112,216	402,420
IFB Ser. 06-14, Class S, IO, 3.063s, 2036	1,456,307	91,966
IFB Ser. 06-11, Class ST, IO, 3.053s, 2036	910,191	53,839
IFB Ser. 07-26, Class SW, IO, 3.013s, 2037	12,819,314	733,752
IFB Ser. 07-27, Class SD, IO, 3.013s, 2037	941,283	54,746
IFB Ser. 07-19, Class SJ, IO, 3.013s, 2037	1,610,261	88,196
IFB Ser. 07-23, Class ST, IO, 3.013s, 2037	1,969,102	106,591
IFB Ser. 07-8, Class SA, IO, 3.013s, 2037	1,395,633	81,227
IFB Ser. 07-9, Class CI, IO, 3.013s, 2037	2,471,303	140,032
IFB Ser. 07-7, Class EI, IO, 3.013s, 2037	1,662,937	92,883
IFB Ser. 07-7, Class JI, IO, 3.013s, 2037	2,596,998	142,835
IFB Ser. 07-1, Class S, IO, 3.013s, 2037	2,096,727	115,265
IFB Ser. 07-3, Class SA, IO, 3.013s, 2037	2,001,221	111,970
IFB Ser. 07-73, Class MI, IO, 2.813s, 2037	4,194,673	186,919
IFB Ser. 07-67, Class EI, IO, 0.02s, 2037	2,144,915	1,653
IFB Ser. 07-67, Class GI, IO, 0.02s, 2037	6,280,918	4,833
Ser. 07-73, Class MO, PO, zero %, 2037	323,088	264,752
FRB Ser. 07-73, Class KI, IO, zero %, 2037	3,226,972	49,134
FRB Ser. 07-73, Class KM, zero %, 2037	322,306	326,710
FRB Ser. 07-49, Class UF, zero %, 2037	94,404	93,534
FRB Ser. 07-35, Class UF, zero %, 2037	160,912	161,991
FRB Ser. 07-22, Class TA, zero %, 2037	105,005	107,905
FRB Ser. 98-2, Class EA, PO, zero %, 2028	219,756	187,075
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, 3.271s, 2045	2,189,837	60,221
Greenwich Capital Commercial Funding Corp. Ser.
05-GG5, Class XC, IO, 0.082s, 2037	75,643,257	234,494
Greenwich Capital Commercial Funding Corp. 144A
Ser. 07-GG9, Class X, IO, 0.511s, 2039	11,100,460	185,586
Ser. 05-GG3, Class XC, IO, 0.267s, 2042	37,364,363	490,220
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.993s, 2045	928,000	873,283
Ser. 06-GG6, Class A2, 5.506s, 2038	1,238,000	1,207,917
Ser. 05-GG4, Class A4, 4.761s, 2039	42,000	37,974
GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	528,000	502,181
FRB Ser. 07-EOP, Class J, 4.895s, 2009	171,000	153,045
Ser. 06-GG8, Class X, IO, 0.876s, 2039	10,633,169	321,122
Ser. 04-C1, Class X1, IO, 0.485s, 2028	8,132,049	51,232
Ser. 03-C1, Class X1, IO, 0.249s, 2040	8,386,492	167,687
Ser. 05-GG4, Class XC, IO, 0.218s, 2039	42,457,264	632,613
Ser. 06-GG6, Class XC, IO, 0.06s, 2038	45,660,723	114,152
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	120,814	121,428
Ser. 05-RP3, Class 1A3, 8s, 2035	401,030	395,736
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	325,108	313,123
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	347,180	346,215
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	381,737	374,786
IFB Ser. 04-4, Class 1AS, IO, 3.626s, 2034	6,245,668	359,126
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
4.836s, 2035	683,485	574,127
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (Cayman Islands)	105,013	10,501
HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1,
6.133s, 2037	1,510,997	1,087,918
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
3.317s, 2037	1,866,236	1,536,874

IndyMac Indx Mortgage Loan Trust
FRB Ser. 07-AR11, Class 1A1, 5.64s, 2037	1,388,056	846,714
FRB Ser. 05-AR31, Class 3A1, 5.633s, 2036	1,832,030	1,245,780
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	377,000	368,216
FRB Ser. 07-LD12, Class AM, 6.261s, 2051	2,258,000	1,854,744
FRB Ser. 07-LD12, Class A3, 6.189s, 2051	10,769,000	10,092,599
FRB Ser. 07-LD11, Class A3, 6.007s, 2049	1,157,000	1,034,011
Ser. 07-CB20, Class A3, 5.863s, 2051	2,329,000	2,140,863
Ser. 06-CB15, Class A4, 5.814s, 2043	1,799,000	1,647,763
Ser. 07-CB20, Class A4, 5.794s, 2051	1,515,000	1,331,306
FRB Ser. 04-PNC1, Class A4, 5.539s, 2041	16,000	15,189
Ser. 06-CB14, Class A4, 5.481s, 2044	1,727,000	1,569,567
Ser. 05-CB12, Class A4, 4.895s, 2037	42,000	38,111
Ser. 04-C3, Class A5, 4.878s, 2042	40,000	36,512
Ser. 05-LDP2, Class AM, 4.78s, 2042	680,000	593,445
Ser. 06-LDP8, Class X, IO, 0.762s, 2045	14,104,025	415,804
Ser. 06-CB17, Class X, IO, 0.701s, 2043	17,582,747	480,712
Ser. 06-LDP9, Class X, IO, 0.641s, 2047	4,098,759	91,566
Ser. 07-LDPX, Class X, IO, 0.526s, 2049	21,962,075	350,075
Ser. 06-CB16, Class X1, IO, 0.085s, 2045	16,072,202	205,006
Ser. 06-LDP7, Class X, IO, 0.02s, 2045	99,023,942	77,239
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 00-C9, Class G, 6 1/4s, 2032	473,000	465,123
Ser. 03-ML1A, Class X1, IO, 0.772s, 2039	1,660,258	55,619
Ser. 05-LDP2, Class X1, IO, 0.228s, 2042	61,373,409	910,781
Ser. 05-LDP1, Class X1, IO, 0.151s, 2046	22,092,111	165,691
Ser. 05-CB12, Class X1, IO, 0.137s, 2037	22,097,344	186,502
Ser. 05-LDP3, Class X1, IO, 0.118s, 2042	55,162,622	353,592
Ser. 05-LDP5, Class X1, IO, 0.08s, 2044	142,622,690	534,835
Ser. 06-LDP6, Class X1, IO, 0.079s, 2043	44,330,928	194,169
Ser. 06-CB14, Class X1, IO, 0.077s, 2044	18,196,161	65,324
Ser. 07-CB20, Class X1, IO, 0.068s, 2051	35,219,836	357,834
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	314,997	297,168
Ser. 99-C1, Class G, 6.41s, 2031	337,198	264,161
Ser. 98-C4, Class G, 5.6s, 2035	260,000	239,002
Ser. 98-C4, Class H, 5.6s, 2035	441,000	295,554
LB-UBS Commercial Mortgage Trust
Ser. 01-C3, Class A2, 6.365s, 2028	14,000	13,881
Ser. 07-C6, Class A2, 5.845s, 2012	3,355,000	3,150,476
Ser. 04-C7, Class A6, 4.786s, 2029	747,000	692,664
Ser. 07-C2, Class XW, IO, 0.73s, 2040	4,722,576	135,057
LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.914s, 2038	12,504,001	439,584
Ser. 03-C5, Class XCL, IO, 0.813s, 2037	6,490,693	128,126
Ser. 05-C3, Class XCL, IO, 0.238s, 2040	26,584,937	478,736
Ser. 05-C2, Class XCL, IO, 0.182s, 2040	70,308,185	620,104
Ser. 05-C5, Class XCL, IO, 0.174s, 2020	28,326,705	339,779
Ser. 05-C7, Class XCL, IO, 0.118s, 2040	34,187,302	246,562
Ser. 06-C1, Class XCL, IO, 0.105s, 2041	42,839,534	393,905
Ser. 06-C7, Class XCL, IO, 0.094s, 2038	19,116,435	279,842
Ser. 07-C2, Class XCL, IO, 0.09s, 2040	40,581,387	441,233
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 04-LLFA, Class H, 3.438s, 2017	377,000	301,600
FRB Ser. 05-LLFA, Class J, 3.288s, 2018	173,000	147,050
Lehman Mortgage Trust
IFB Ser. 06-7, Class 1A9, 21.679s, 2036	266,972	303,131
IFB Ser. 07-5, Class 4A3, 20.839s, 2037	794,043	714,639
IFB Ser. 06-7, Class 4A2, IO, 4.543s, 2036	1,335,579	114,682
IFB Ser. 07-5, Class 8A2, IO, 4.513s, 2036	1,303,402	116,317
Ser. 07-1, Class 3A2, IO, 4.043s, 2037	1,578,951	165,921
IFB Ser. 06-9, Class 3A2, IO, 4.023s, 2037	969,064	88,954
IFB Ser. 07-4, Class 3A2, IO, 3.993s, 2037	1,214,476	101,066
IFB Ser. 06-5, Class 2A2, IO, 3.943s, 2036	2,803,970	203,288
IFB Ser. 07-2, Class 2A13, IO, 3.483s, 2037	2,238,470	167,885
IFB Ser. 07-4, Class 2A2, IO, 3.463s, 2037	5,051,389	363,700
IFB Ser. 07-1, Class 2A3, IO, 3.423s, 2037	2,513,779	182,249
Ser. 06-9, Class 2A3, IO, 3.413s, 2036	3,115,551	247,966
IFB Ser. 06-9, Class 2A2, IO, 3.413s, 2037	2,315,292	181,044
IFB Ser. 06-7, Class 2A4, IO, 3.343s, 2036	4,462,398	312,368
IFB Ser. 06-7, Class 2A5, IO, 3.343s, 2036	4,186,356	293,045
IFB Ser. 06-6, Class 1A2, IO, 3.293s, 2036	1,697,403	118,818
IFB Ser. 06-6, Class 1A3, IO, 3.293s, 2036	2,450,436	171,531
IFB Ser. 07-5, Class 10A2, IO, 3.133s, 2037	2,492,939	162,041
MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 6.094s, 2034	58,147	40,846
FRB Ser. 04-13, Class 3A6, 3.788s, 2034	1,066,000	847,470
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	784,572	6,277
Ser. 05-2, Class 7AX, IO, 0.17s, 2035	2,089,125	6,267
MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	276,662	289,370
Ser. 05-1, Class 1A4, 7 1/2s, 2034	496,312	499,911
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
4.329s, 2027	1,824,996	1,457,389
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.119s, 2049	37,895,658	462,405
Merrill Lynch Floating Trust 144A
FRB Ser. 06-1, Class TM, 2.988s, 2022	408,848	355,698

Ser. 06-1, Class X1A, IO, 1.565s, 2022	7,192,810	42,707
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 7.097s, 2030	283,000	281,421
FRB Ser. 05-A9, Class 3A1, 5.278s, 2035	1,599,248	1,619,169
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.023s, 2050	640,000	610,234
FRB Ser. 07-C1, Class A4, 6.023s, 2050	720,000	633,999
FRB Ser. 04-BPC1, Class A5, 4.855s, 2041	41,000	37,458
FRB Ser. 05-MCP1, Class A4, 4.747s, 2043	40,000	36,088
Ser. 05-MCP1, Class XC, IO, 0.145s, 2043	27,972,191	327,792
Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.233s, 2039	6,328,883	123,995
Ser. 05-LC1, Class X, IO, 0.229s, 2044	15,159,128	99,887
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A3, 5.96s, 2049	1,790,000	1,666,770
FRB Ser. 07-8, Class A2, 5.92s, 2049	1,129,000	1,088,747
Ser. 07-9, Class A4, 5.748s, 2049	3,560,000	3,081,730
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A
Ser. 07-7, Class X, IO, 0.136s, 2050	76,978,821	217,986
Ser. 06-1, Class X, IO, 0.132s, 2039	25,894,979	90,165
Ser. 06-3, Class XC, IO, 0.101s, 2046	21,056,936	278,710
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.007s, 2037	1,364,448	299,590
Ser. 04-C2, Class X, IO, 6.004s, 2040	1,076,559	237,874
Ser. 05-C3, Class X, IO, 5.555s, 2044	1,182,641	252,580
Ser. 06-C4, Class X, IO, 5.456s, 2016	3,532,907	669,395
Morgan Stanley Capital 144A Ser. 05-RR6, Class X, IO,
1.684s, 2043	5,082,332	178,034
Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3, 6.458s, 2043	553,000	539,098
FRB Ser. 06-IQ11, Class A4, 5.943s, 2042	1,799,000	1,687,107
FRB Ser. 07-IQ14, Class AM, 5.877s, 2049	709,000	562,343
Ser. 05-HQ6, Class A4A, 4.989s, 2042	1,708,000	1,618,165
Ser. 04-HQ4, Class A7, 4.97s, 2040	882,000	816,115
Morgan Stanley Capital I 144A
Ser. 98-HF1, Class F, 7.18s, 2030	12,813	12,781
Ser. 04-RR, Class F5, 6s, 2039	790,000	513,500
Ser. 04-RR, Class F6, 6s, 2039	820,000	492,000
Ser. 07-HQ13, Class X1, IO, 0.822s, 2044	19,051,527	504,294
Ser. 05-HQ6, Class X1, IO, 0.144s, 2042	30,769,585	255,229
Ser. 05-HQ5, Class X1, IO, 0.116s, 2042	8,683,653	52,189
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 4.852s, 2035	1,694,936	1,148,319
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.184s, 2030	470,000	470,354
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
7.433s, 2035	187,837	163,942
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	162,440	162,584
Permanent Financing PLC 144A FRB Ser. 9A, Class 3A,
2.917s, 2033 (United Kingdom)	1,252,000	1,133,322
Permanent Master Issuer PLC FRB Ser. 07-1, Class 4A,
2.871s, 2033 (United Kingdom)	1,512,000	1,442,070
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	1,699,000	1,678,952
Ser. 00-C1, Class J, 6 5/8s, 2010	206,000	120,994
Ser. 00-C2, Class J, 6.22s, 2033	439,000	405,812
Residential Asset Securitization Trust
Ser. 07-A5, Class 2A3, 6s, 2037	580,886	406,620
IFB Ser. 07-A3, Class 2A2, IO, 3.483s, 2037	5,129,461	333,415
Residential Funding Mortgage Securities I Ser. 04-S5,
Class 2A1, 4 1/2s, 2019	1,222,575	1,117,892
Saco I Trust FRB Ser. 05-10, Class 1A1, 3.467s, 2033	493,824	217,283
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 0.733s, 2036	9,279,379	367,188
SBA CMBS Trust 144A Ser. 05-1A, Class D, 6.219s, 2035	215,000	156,950
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018 (Cayman Islands)	336,000	258,720
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)	228,000	157,320
Ser. 04-1A, Class L, 5s, 2018 (Cayman Islands)	150,000	106,500
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	3,881,337	2,484,056
FRB Ser. 05-18, Class 6A1, 5.256s, 2035	796,334	621,141
Ser. 04-8, Class 1A3, 5.133s, 2034	8,857	7,360
Ser. 05-9, Class AX, IO, 1.472s, 2035	7,714,695	144,651
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 3.557s, 2034	351,338	281,071
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 2.541s, 2037	19,485,564	1,193,491
Ser. 07-4, Class 1A4, IO, 1s, 2037	20,616,942	483,822
Structured Asset Securities Corp. 144A
Ser. 07-RF1, Class 1A, IO, 3.317s, 2037	4,708,864	206,013
Ser. 06-RF4, Class 1A, IO, 0.356s, 2036	2,590,308	175,578
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C33, Class A3, 6.1s, 2051	1,405,000	1,308,181
Ser. 07-C30, Class A3, 5.246s, 2043	1,743,000	1,609,616
Ser. 04-C15, Class A4, 4.803s, 2041	1,317,000	1,179,584
Ser. 06-C28, Class XC, IO, 0.564s, 2048	9,319,765	183,040
Ser. 06-C29, IO, 0.529s, 2048	36,359,818	738,468
Ser. 07-C34, IO, 0.521s, 2046	9,415,528	199,327

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 5.788s, 2018	313,000	281,700
Ser. 03-C3, Class IOI, IO, 0.48s, 2035	6,565,578	176,773
Ser. 07-C31, IO, 0.435s, 2047	36,750,321	549,417
Ser. 06-C27, Class XC, IO, 0.097s, 2045	18,351,527	151,767
Ser. 06-C23, Class XC, IO, 0.071s, 2045	38,862,825	206,750
Ser. 06-C26, Class XC, IO, 0.057s, 2045	14,618,476	39,616
WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036	73,000	37,069
Ser. 06-SL1, Class X, IO, 0.998s, 2043	3,096,413	110,728
Ser. 07-SL2, Class X, IO, 0.851s, 2049	5,990,331	189,953
WAMU Mortgage Pass-Through Certificates FRB Ser.
04-AR1, Class A, 4.229s, 2034	138,013	121,451
Washington Mutual Mortgage Pass-Through Certificates
Ser. 07-2, Class CX, IO, 7s, 2037	339,688	50,953
Washington Mutual Multi-Fam., Mtge. 144A Ser. 01-1,
Class B5, 7.189s, 2031 (Cayman Islands)	572,000	516,652
Wells Fargo Mortgage Backed Securities Trust
Ser. 06-AR10, Class 3A1, 5.005s, 2036	898,228	734,231
Ser. 05-AR2, Class 2A1, 4.548s, 2035	500,094	410,471
Ser. 05-AR9, Class 1A2, 4.372s, 2035	440,759	229,195
Ser. 04-R, Class 2A1, 4.363s, 2034	485,239	447,387
Ser. 05-AR12, Class 2A5, 4.321s, 2035	7,512,000	6,419,532
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035	18,344,000	53,030

Total collateralized mortgage obligations (cost $294,841,719)		$289,846,726

CORPORATE BONDS AND NOTES (23.9%)(a)

	Principal amount	Value

Basic Materials (0.9%)
ArcelorMittal 144A notes 6 1/8s, 2018 (Luxembourg)	$280,000	$248,111
BHP Billton Finance USA, Ltd. company guaranty unsec.
notes 5.4s, 2017 (Australia)	245,000	226,352
BHP Billton Finance USA, Ltd. company guaranty unsec.
notes 5 1/8s, 2012 (Australia)	125,000	123,273
Domtar Corp. company guaranty Ser. *, 7 7/8s, 2011
(Canada)	125,000	124,375
Dow Chemical Co. (The) Pass Through Trust 144A company
guaranty 4.027s, 2009	1,190,000	1,203,847
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017	635,000	622,300
Georgia-Pacific Corp. debs. 9 1/2s, 2011	228,000	225,720
Georgia-Pacific Corp. notes 8 1/8s, 2011	260,000	257,400
International Paper Co. bonds 7.95s, 2018	145,000	142,479
International Paper Co. bonds 7.4s, 2014	45,000	44,901
Lubrizol Corp. (The) sr. notes 5 1/2s, 2014	190,000	184,251
Monsanto Co. company guaranty sr. unsec. notes 5 7/8s,
2038	125,000	113,283
Monsanto Co. sr. unsec. unsub. notes 5 1/8s, 2018	90,000	85,597
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016	225,000	229,888
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2012	285,000	260,775
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015	435,000	374,100
Westvaco Corp. unsec. notes 7 1/2s, 2027	63,000	63,550
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)	305,000	274,813
		4,805,015

Capital Goods (0.8%)
Caterpillar Financial Services Corp. sr. unsec. 4.85s,
2012	335,000	326,071
Caterpillar Financial Services Corp. sr. unsec. notes
Ser. MTN, 5.85s, 2017	610,000	574,713
Eaton Corp. notes 5.6s, 2018	295,000	285,674
John Deere Capital Corp. sr. unsec. notes Ser. MTN,
5.35s, 2018	145,000	129,646
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015	240,000	220,800
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015	185,000	167,425
Parker Hannifin Corp. sr. unsec. unsub. notes 6 1/4s,
2038	205,000	198,283
Parker Hannifin Corp. sr. unsec. unsub. notes 5 1/2s,
2018	90,000	89,779
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)	323,000	324,135
Rexam PLC 144A bond 6 3/4s, 2013 (United Kingdom)	935,000	934,064
United Technologies Corp. sr. unsec. notes 6 1/8s, 2038	335,000	312,282
United Technologies Corp. sr. unsec. notes 5 3/8s, 2017	530,000	503,657
		4,066,529

Communication Services (2.1%)
American Tower Corp. 144A sr. notes 7s, 2017 (S)	505,000	482,275
Ameritech Capital Funding company guaranty 6 1/4s, 2009	325,000	330,086
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	494,000	546,196
AT&T Wireless Services, Inc. sr. notes 7 7/8s, 2011	45,000	47,373
AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	130,000	115,768
AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038	1,500,000	1,242,232
AT&T, Inc. sr. unsec. unsub. notes 4.95s, 2013	465,000	448,756

Bellsouth Capital Funding unsec. notes 7 7/8s, 2030	480,000	462,077
British Telecommunications PLC sr. unsec. notes 5.15s,
2013 (United Kingdom)	765,000	724,577
France Telecom notes 8 1/2s, 2031 (France)	85,000	92,216
Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s,
2013	245,000	166,600
Nextel Communications, Inc. sr. notes Ser. F, 5.95s,
2014	1,080,000	723,600
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	475,000	454,281
Southwestern Bell Telephone debs. 7s, 2027	425,000	393,652
Telecom Italia Capital SA company guaranty 7.2s, 2036
(Luxembourg)	140,000	119,910
Telecom Italia Capital SA company guaranty 5 1/4s,
2015 (Luxembourg)	425,000	353,770
Telecom Italia Capital SA company guaranty 5 1/4s,
2013 (Luxembourg)	145,000	128,643
Telecom Italia Capital SA company guaranty 4s, 2010
(Luxembourg)	70,000	68,711
Telefonica Emisones SAU company guaranty 7.045s, 2036
(Spain)	295,000	270,491
Telefonica Emisones SAU company guaranty 6.421s, 2016
(Spain)	115,000	114,049
Telefonica Emisones SAU company guaranty 6.221s, 2017
(Spain)	140,000	128,852
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Netherlands)	240,000	241,243
Telus Corp. notes 8s, 2011 (Canada)	435,000	460,695
Verizon Communications, Inc. sr. unsec. notes 6.4s,
2038	100,000	82,967
Verizon Communications, Inc. sr. unsec. notes 5.55s,
2016 (S)	590,000	543,744
Verizon New England, Inc. sr. notes 6 1/2s, 2011	975,000	966,586
Verizon New Jersey, Inc. debs. 8s, 2022	40,000	38,401
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	405,000	391,157
Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013	255,000	233,704
Vodafone Group PLC unsec. notes 6.15s, 2037 (United
Kingdom)	625,000	501,944
		10,874,556

Conglomerates (0.1%)
General Electric Co. sr. unsec. notes 5 1/4s, 2017	305,000	266,885
Honeywell International, Inc. sr. unsec. notes 5.3s,
2018	185,000	174,799
Siemens Financieringsmaatschappij 144A notes 5 3/4s,
2016 (Netherlands)	285,000	276,530
		718,214

Consumer Cyclicals (1.0%)
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	245,000	220,500
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	285,000	230,850
DaimlerChrysler NA Holding Corp. company guaranty
6 1/2s, 2013	175,000	170,779
DaimlerChrysler NA Holding Corp. company guaranty
unsec. notes 7.2s, 2009	695,000	702,421
DaimlerChrysler NA Holding Corp. company guaranty
unsec. unsub. notes Ser. MTN, 5 3/4s, 2011 (S)	720,000	710,856
Ford Motor Credit Co., LLC notes 6 3/8s, 2008	425,000	418,990
JC Penney Co., Inc. debs. 7.65s, 2016	40,000	38,570
JC Penney Co., Inc. notes 6 7/8s, 2015	380,000	355,772
Marriott International, Inc. sr. unsec. Ser. J,
5 5/8s, 2013	60,000	56,652
Omnicom Group, Inc. sr. notes 5.9s, 2016	275,000	270,883
Starwood Hotels & Resorts Worldwide, Inc. sr. unsec.
notes 6 1/4s, 2013	590,000	556,093
Target Corp. bonds 6 1/2s, 2037	690,000	633,838
Vulcan Materials Co. sr. unsec. unsub. notes 5.6s, 2012	355,000	347,581
Wal-Mart Stores, Inc. sr. unsec. notes 6.2s, 2038	130,000	119,371
		4,833,156

Consumer Staples (2.9%)
Campbell Soup Co. debs. 8 7/8s, 2021	345,000	443,095
Comcast Cable Communications company guaranty sr.
unsub. notes 8 7/8s, 2017	400,000	421,254
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95s, 2037	205,000	174,855
ConAgra Foods, Inc. unsec. notes 7 7/8s, 2010	1,115,000	1,176,661
Cox Communications, Inc. notes 7 1/8s, 2012	135,000	137,547
Cox Communications, Inc. 144A notes 5 7/8s, 2016	125,000	118,831
Cox Enterprises, Inc. 144A notes 7 7/8s, 2010	495,000	513,605
CVS Caremark, Corp. sr. unsec. FRN 6.302s, 2037	790,000	630,820
CVS Caremark, Corp. 144A pass-through certificates
6.117s, 2013	686,449	688,275
Delhaize Group sr. unsub. notes 6 1/2s, 2017 (Belgium)	230,000	217,846
Diageo Capital PLC company guaranty 5 3/4s, 2017
(United Kingdom)	630,000	604,555
Diageo Capital PLC company guaranty 5.2s, 2013 (United
Kingdom)	270,000	268,673
Estee Lauder Cos., Inc. (The) sr. unsec. notes 6s, 2037	420,000	363,727
Estee Lauder Cos., Inc. (The) sr. unsec. notes 5.55s,
2017	115,000	109,470

H.J. Heinz Co. sr. unsec. notes 5.35s, 2013	275,000	273,900
Kellogg Co. sr. unsub. 5 1/8s, 2012	65,000	64,882
Kraft Foods, Inc. notes 6 1/8s, 2018	295,000	279,528
Kroger Co. company guaranty 6 3/4s, 2012	20,000	20,474
Kroger Co. company guaranty 6.4s, 2017	505,000	484,215
McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038	220,000	213,449
McDonald's Corp. sr. unsec. bond 6.3s, 2037	345,000	334,719
McDonald's Corp. sr. unsec. bond 5.8s, 2017	175,000	163,134
News America Holdings, Inc. company guaranty 7 3/4s,
2024	420,000	418,096
News America Holdings, Inc. debs. 7 3/4s, 2045	875,000	822,043
Rogers Communications Inc. company guaranty notes
6.8s, 2018 (Canada)	295,000	280,250
SABMiller PLC 144A notes 6 1/2s, 2018 (United Kingdom)	465,000	440,488
Sara Lee Corp. sr. unsec. unsub. notes 6 1/4s, 2011	350,000	352,930
TCI Communications, Inc. company guaranty 7 7/8s, 2026	960,000	924,370
TCI Communications, Inc. debs. 9.8s, 2012	670,000	732,577
Tesco PLC 144A sr. unsec. unsub. notes 6.15s, 2037
(United Kingdom)	450,000	369,495
Time Warner Cable, Inc. company guaranty sr. notes
7.3s, 2038	575,000	514,722
Time Warner Cable, Inc. company guaranty sr. unsec.
6 3/4s, 2018	170,000	157,641
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	5,000	4,953
Time Warner, Inc. debs. 9.15s, 2023	325,000	336,831
Time Warner, Inc. debs. 9 1/8s, 2013	885,000	929,243
Viacom, Inc. sr. notes 5 3/4s, 2011	250,000	242,873
Yum! Brands, Inc. sr. unsec. unsub. 6 1/4s, 2018	355,000	329,168
		14,559,195

Energy (1.1%)
Anadarko Petroleum Corp. sr. notes 5.95s, 2016	268,000	237,171
Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013	420,000	401,100
ConocoPhillips comp 5.9s, 2038	245,000	217,068
ConocoPhillips company guaranty unsec. sr. notes 5.2s,
2018	120,000	110,356
El Paso Natural Gas Co. sr. unsec. notes 5.95s, 2017	50,000	44,241
Enterprise Products Operating LP company guaranty FRB
8 3/8s, 2066	505,000	468,120
Enterprise Products Operating LP company guaranty FRB
7.034s, 2068	75,000	60,467
EOG Resources, Inc. sr. unsec. notes 5 7/8s, 2017	260,000	244,475
Forest Oil Corp. sr. notes 8s, 2011	250,000	250,000
Hess Corp. sr. unsec. bonds 7 7/8s, 2029	232,000	226,770
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	90,000	91,078
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	280,000	251,300
Nexen, Inc. unsec. unsub. notes 6.4s, 2037 (Canada)	240,000	190,004
Peabody Energy Corp. sr. notes 5 7/8s, 2016	325,000	300,625
Petro-Canada sr. unsec. unsub. notes 6.05s, 2018
(Canada)	220,000	192,040
Premcor Refining Group, Inc. sr. notes 7 1/2s, 2015	600,000	571,976
Sunoco, Inc. notes 4 7/8s, 2014	260,000	245,989
Tesoro Corp. company guaranty 6 1/2s, 2017	105,000	84,000
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.8s, 2037	95,000	85,352
Weatherford International, Inc. company guaranty
sr.unsec. unsub. bonds 6.35s, 2017	115,000	106,436
Weatherford International, Ltd. company guaranty
6 1/2s, 2036	350,000	301,714
Weatherford International, Ltd. sr. notes 5 1/2s, 2016	195,000	178,731
XTO Energy, Inc. sr. unsec. notes 6 3/4s, 2037	305,000	270,632
XTO Energy, Inc. sr. unsec. notes 6 3/8s, 2038	270,000	234,624
XTO Energy, Inc. sr. unsec. notes 5 1/2s, 2018	135,000	122,962
XTO Energy, Inc. sr. unsec. unsub. notes 6 1/2s, 2018	245,000	227,254
		5,714,485

Financial (8.4%)
AGFC Capital Trust I company guaranty 6s, 2067	270,000	56,700
Allstate Life Global Funding Trusts notes Ser. MTN,
5 3/8s, 2013	570,000	550,246
American Express Bank FSB notes Ser. BKN1, 5.55s, 2012	740,000	685,946
American International Group, Inc. jr. sub. bond
6 1/4s, 2037	845,000	122,525
Ameriprise Financial, Inc. jr. sub. FRN 7.518s, 2066	725,000	551,320
Amvescap PLC company guaranty 5 5/8s, 2012	215,000	208,261
ANZ National International Ltd. 144A bank guaranty sr.
unsec. note 6.2s, 2013 (New Zealand) (S)	470,000	466,574
Bank of New York Mellon Corp. (The) sr. unsec. unsub.
notes Ser. G, 4.95s, 2012	245,000	232,950
BankAmerica Capital III bank guaranty jr. unsec. FRN
Ser. *, 3.361s, 2027	465,000	345,821
Barclays Bank PLC unsec. FRN 3 1/8s, 2049 (United
Kingdom)	500,000	240,000
Barclays Bank PLC 144A sub. bonds FRB 7.7s, 2049
(United Kingdom)	130,000	106,718
Bear Stearns Cos., Inc. (The) notes Ser. MTN, 6.95s,
2012	700,000	707,087
Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	455,000	433,298
Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s,
2018	975,000	938,316

Bosphorus Financial Services, Ltd. 144A sec. sr. notes
FRN 4.604s, 2012 (Cayman Islands)	791,875	764,409
Capital One Capital III company guaranty 7.686s, 2036
(S)	475,000	227,754
Capital One Financial Corp. sr. unsec. unsub. notes
FRN Ser. MTN, 3.097s, 2009	90,000	83,600
Chubb Corp. (The) sr. notes 6 1/2s, 2038	235,000	212,561
Chubb Corp. (The) sr. notes 5 3/4s, 2018	155,000	143,640
CIT Group, Inc. jr. sub. FRN 6.1s, 2067	825,000	301,125
CIT Group, Inc. sr. notes 5.4s, 2013	60,000	33,440
CIT Group, Inc. sr. notes 5s, 2014	470,000	265,864
Citigroup, Inc. sr. notes 6 1/2s, 2013	480,000	426,609
Citigroup, Inc. sr. unsec. bonds 6 7/8s, 2038	280,000	236,336
Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018 (S)	1,440,000	1,192,326
Citigroup, Inc. sub. notes 5s, 2014	530,000	406,357
CNA Financial Corp. unsec. notes 6 1/2s, 2016	305,000	281,668
CNA Financial Corp. unsec. notes 6s, 2011	305,000	304,096
Credit Suisse Guernsey Ltd. jr. sub. FRN 5.86s, 2049
(Guernsey)	576,000	436,071
Deutsche Bank AG/London notes 4 7/8s, 2013 (Germany)	325,000	310,432
Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	495,000	379,130
Developers Diversified Realty Corp. unsec. notes
5 3/8s, 2012 (R)	160,000	145,470
Dresdner Funding Trust I 144A bonds 8.151s, 2031	575,000	441,724
Duke Realty LP sr. unsec. notes 6 1/2s, 2018	185,000	167,389
Duke Realty LP sr. unsec. notes 6 1/4s, 2013 (R)	115,000	110,925
Equity One, Inc. notes 5 3/8s, 2015 (R)	290,000	246,939
Erac USA Finance Co. 144A company guaranty 6 3/8s, 2017	450,000	357,672
Fleet Capital Trust V bank guaranty FRN 3.876s, 2028	675,000	510,756
Fund American Cos., Inc. notes 5 7/8s, 2013	650,000	508,318
GATX Financial Corp. notes 5.8s, 2016	235,000	227,745
General Electric Capital Corp. sr. unsec. 5 5/8s, 2017	1,425,000	1,223,006
General Electric Capital Corp. sr. unsec. notes
5 7/8s, 2038	1,275,000	939,994
General Electric Capital Corp. sub. notes FRN 6 3/8s,
2067	565,000	457,182
Genworth Life Institutional Funding Trust notes Ser.
MTN, 5 7/8s, 2013	410,000	385,551
GMAC, LLC sr. unsec. unsub. notes 7s, 2012	380,000	163,400
GMAC, LLC sr. unsec. unsub. notes FRN 4.054s, 2009	1,110,000	803,071
Goldman Sachs Group, Inc (The) sr. unsec. 6.15s, 2018	230,000	191,248
Goldman Sachs Group, Inc. (The) sr. notes 5.45s, 2012	500,000	445,000
Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037	1,215,000	850,500
Hartford Financial Services Group, Inc. (The) jr. sub.
debs. FRB 8 1/8s, 2068	600,000	488,444
Health Care Property Investors, Inc. sr. unsec. notes
6s, 2017	320,000	255,813
Health Care REIT, Inc. sr. notes 6s, 2013 (R)	160,000	152,135
Highwood Properties, Inc. sr. unsec. bonds 5.85s, 2017
(R)	410,000	328,883
Hospitality Properties Trust notes 6 3/4s, 2013 (R)	325,000	296,377
HRPT Properties Trust bonds 5 3/4s, 2014 (R)	220,000	194,962
HRPT Properties Trust notes 6 1/4s, 2016 (R)	245,000	211,303
HSBC Finance Capital Trust IX FRN 5.911s, 2035	1,400,000	1,051,576
HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United
Kingdom)	1,360,000	1,156,632
ILFC E-Capital Trust II 144A FRB 6 1/4s, 2065	1,060,000	424,000
iStar Financial, Inc. sr. unsec. notes 5 7/8s, 2016 (R)	705,000	345,450
iStar Financial, Inc. sr. unsec. notes Ser. B, 4 7/8s,
2009 (R)	335,000	201,000
JPMorgan Chase Bank NA sub. notes 6s, 2017	405,000	371,218
JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	337,000	261,296
JPMorgan Chase Capital XXV bonds 6.8s, 2037	365,000	279,792
KeyCorp MTN sr. unsec. notes 6 1/2s, 2013	155,000	111,579
Liberty Mutual Insurance 144A notes 7.697s, 2097	900,000	721,585
Lincoln National Corp. jr. unsec. sub. deb. FRB 7s,
2066	320,000	244,028
Lincoln National Corp. sr. unsec. notes 6.3s, 2037	190,000	156,526
Loews Corp. notes 5 1/4s, 2016	210,000	202,144
Marsh & McLennan Cos., Inc. sr. unsec. notes 6 1/4s,
2012	655,000	651,078
Marsh & McLennan Cos., Inc. sr. unsec. notes 5 3/8s,
2014	395,000	365,787
Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038	875,000	735,419
Merrill Lynch & Co., Inc. notes 5.45s, 2013	605,000	530,495
Merrill Lynch & Co., Inc. notes FRN Ser. MTN, 3s, 2011	340,000	293,781
MetLife Capital Trust IV jr. sub. debs. 7 7/8s, 2067	1,500,000	1,027,995
MetLife, Inc. sr. unsec. notes Ser. A, 6.817s, 2018	50,000	47,310
Monumental Global Funding, Ltd. 144A notes 5 1/2s,
2013 (Cayman Islands)	335,000	327,412
Morgan Stanley sr. unsec. notes 6 5/8s, 2018	1,135,000	760,450
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	235,000	237,649
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	270,000	278,281
Nationwide Health Properties, Inc. unsec. notes
6 1/4s, 2013 (R)	445,000	443,088
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	205,000	210,329
Nuveen Investments, Inc. sr. unsec. notes 5 1/2s, 2015	205,000	102,500
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	515,000	553,289
Pacific Life Global Funding 144A notes 5.15s, 2013	320,000	322,407

Protective Life Secured Trusts sr. sec. notes 5.45s,
2012	220,000	218,568
Prudential Financial, Inc. sr. unsec. unsub. notes
Ser. MTNB, 5.1s, 2014	390,000	354,255
Prudential Holdings LLC 144A bonds 8.695s, 2023	650,000	751,452
Regency Centers LP sr. unsec. 5 7/8s, 2017	265,000	234,425
Rouse Co. (The) notes 7.2s, 2012 (R)	270,000	191,867
Rouse Co., LP (The) / TRC Property Holdings, Inc. 144A
sr. unsec. unsub. notes 6 3/4s, 2013 (R)	285,000	193,800
Royal Bank of Scotland Group PLC jr. sub. notes FRN
Ser. MTN, 7.64s, 2049 (United Kingdom)	300,000	239,818
Simon Property Group LP sr. unsec. notes 6 1/8s, 2018	370,000	331,275
Simon Property Group LP unsub. bonds 5 3/4s, 2015 (R)	153,000	144,597
SLM Corp. notes Ser. MTNA, 4 1/2s, 2010	525,000	399,000
Sovereign Bancorp, Inc. sr. notes 4.8s, 2010	295,000	232,888
Sovereign Bank sub. notes 8 3/4s, 2018	700,000	455,000
State Street Capital Trust IV company guaranty jr.
unsec. sub. bond FRB 3.819s, 2037	200,000	131,918
Swiss Re Capital I LP 144A company guaranty FRN
6.854s, 2049 (United Kingdom)	355,000	300,813
Travelers Cos., Inc. (The) sr. unsec. notes 6 1/4s,
2037	295,000	251,782
Travelers Cos., Inc. (The) sr. unsec. notes 5.8s, 2018	120,000	110,212
Unitrin, Inc. sr. notes 6s, 2017	300,000	251,924
Wachovia Bank NA sr. unsec. sub. notes 6.6s, 2038	285,000	168,847
Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	930,000	551,462
Wachovia Corp. sr. unsec. notes Ser. MTN, 5 1/2s, 2013	50,000	41,366
Wells Fargo & Co. sr. notes 4 3/8s, 2013 (S)	870,000	799,723
Wells Fargo Capital XV jr. sub. unsec. company
guaranty FRN 9 3/4s, 2049	375,000	352,500
Westfield Group sr. notes 5.7s, 2016 (Australia)	365,000	314,464
Westpac Capital Trust III 144A sub. notes FRN 5.819s,
2049 (Australia)	645,000	563,220
Willis Group North America, Inc. company guaranty
6.2s, 2017	245,000	213,017
ZFS Finance USA Trust I 144A bonds FRB 6 1/2s, 2037	865,000	700,365
		42,667,641

Health Care (0.8%)
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	1,455,000	1,328,427
AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United
Kingdom)	730,000	718,782
Covidien International Finance SA company guaranty sr.
unsec. unsub. notes 6.55s, 2037 (Luxembourg)	205,000	197,086
Covidien International Finance SA company guaranty sr.
unsec. unsub. notes 6s, 2017 (Luxembourg)	235,000	232,178
GlaxoSmith Kline Capital Inc, company guaranty sr.
notes 5.65s, 2018	440,000	417,746
Hospira, Inc. sr. notes 6.05s, 2017	45,000	42,905
Hospira, Inc. sr. notes 5.55s, 2012	320,000	319,824
UnitedHealth Group, Inc. sr. unsec. notes 6 7/8s, 2038	150,000	134,097
UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018	215,000	194,491
UnitedHealth Group, Inc. sr. unsec. notes 5 1/2s, 2012	305,000	291,574
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	190,000	179,550
		4,056,660

Technology (0.8%)
Arrow Electronics, Inc. debs. 7 1/2s, 2027	315,000	292,000
Avnet, Inc. notes 6s, 2015	310,000	298,658
Fiserv, Inc. sr. unsec. unsub. notes company guaranty
6.8s, 2017	305,000	294,340
Fiserv, Inc. sr. unsec. unsub. notes company guaranty
6 1/8s, 2012	305,000	295,749
IBM Corp. sr. unsec. notes 5.7s, 2017	740,000	714,498
Lexmark International Inc, sr. unsec. notes 5.9s, 2013	405,000	397,220
Motorola, Inc. sr. unsec. notes 6 5/8s, 2037	430,000	313,446
Motorola, Inc. sr. unsec. notes 6s, 2017	215,000	181,649
Tyco Electronics Group SA sr. unsec. notes company
guaranty 6s, 2012 (Luxembourg)	465,000	458,276
Tyco Electronics Group SA sr. unsec. unsub. note
company quaranty 5.95s, 2014 (Luxembourg)	35,000	35,134
Xerox Corp. sr. notes 6.4s, 2016	445,000	414,423
Xerox Corp. sr. unsec. notes 6.35s, 2018	85,000	77,699
Xerox Corp. sr. unsec. notes 5 1/2s, 2012	40,000	38,138
		3,811,230

Transportation (0.7%)
American Airlines, Inc. pass-through certificates Ser.
01-1, 6.817s, 2011	40,000	32,600
American Airlines, Inc. pass-through certificates Ser.
01-2, 7.858s, 2011	215,000	188,125
Canadian National Railway Co. sr. unsec. unsub. notes
5.55s, 2018 (Canada)	240,000	236,910
Continental Airlines, Inc. pass-through certificates
Ser. 98-3, 6.32s, 2008	1,205,000	1,201,988
Delta Air Lines, Inc. pass-through certificates
6.821s, 2022	350,601	290,999
Norfolk Southern Corp. sr. unsec. notes 5 3/4s, 2018	280,000	269,893
Northwest Airlines Corp. pass-through certificates

Ser. 00-1, 7.15s, 2019	616,041	520,555
Southwest Airlines Co. pass-through certificates
6.15s, 2022 (S)	338,360	321,847
Union Pacific Corp. sr. unsec. bond 5.7s, 2018	50,000	47,021
Union Pacific Corp. sr. unsub. notes 5 3/4s, 2017	205,000	189,747
Union Pacific Corp. 144A pass-through certificates
5.214s, 2014	295,000	293,115
United AirLines, Inc. pass-through certificates
6.636s, 2022	275,923	212,461
		3,805,261

Utilities & Power (4.3%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	330,000	319,014
American Water Capital Corp. sr. unsec. bonds 6.593s,
2037	185,000	165,259
American Water Capital Corp. sr. unsec. bonds 6.085s,
2017	205,000	189,619
Appalachian Power Co. sr. notes 5.8s, 2035	255,000	203,936
Arizona Public Services Co. notes 6 1/2s, 2012	435,000	432,664
Atmos Energy Corp. sr. unsub. notes 6.35s, 2017	370,000	348,170
Beaver Valley II Funding debs. 9s, 2017	548,000	585,850
Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	680,000	650,280
Bruce Mansfield Unit pass-through certificates 6.85s,
2034	950,000	943,476
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	515,000	529,121
CMS Energy Corp. unsub. notes 6.55s, 2017	20,000	17,800
Commonwealth Edison Co. 1st mtge. 6.15s, 2017	105,000	99,619
Commonwealth Edison Co. 1st mtge. 5.9s, 2036	470,000	383,088
Commonwealth Edison Co. 1st mtge. sec. bonds 5.8s, 2018	80,000	73,311
Consumers Energy Co. 1st mtge. sec. bond 6 1/8s, 2019	635,000	608,885
Consumers Energy Co. 1st mtge. sec. bonds 5.65s, 2018	45,000	41,677
Dayton Power & Light Co. (The) 1st mtge. 5 1/8s, 2013	296,000	294,058
Dominion Resources, Inc. jr. sub. notes FRN 6.3s, 2066	1,375,000	1,210,275
Dominion Resources, Inc. sr. unsec. unsub. notes Ser.
07-A, 6s, 2017	75,000	71,073
Duke Energy Carolinas LLC 1st mtge. sec. bond 6.05s,
2038	255,000	243,267
Duke Energy Corp. sr. unsec. notes 6 1/4s, 2018	490,000	480,294
Duke Energy Indiana, Inc. 1st mtge. sec. bond 6.35s,
2038	270,000	253,933
E.ON International Finance BV 144A notes 5.8s, 2018
(Netherlands)	530,000	506,552
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	410,000	377,720
Florida Power Corp. 1st mtge. 6.35s, 2037	415,000	390,088
Florida Power Corp. 1st mtge. sec. bond 6.4s, 2038	330,000	312,487
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	230,000	233,961
Indiantown Cogeneration LP 1st mtge. Ser. A-10, 9.77s,
2020	320,000	336,221
ITC Holdings Corp. 144A notes 5 7/8s, 2016	450,000	423,995
ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	140,000	129,811
Kansas Gas & Electric bonds 5.647s, 2021	140,381	132,653
Kinder Morgan, Inc. notes 6s, 2017	230,000	207,867
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	232,000	223,300
MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	890,000	748,561
MidAmerican Energy Holdings Co. sr. unsec. bond
6 1/2s, 2037	215,000	188,632
National Fuel Gas Co. notes 5 1/4s, 2013	270,000	259,814
Nevada Power Co. general ref. mtge. Ser. L, 5 7/8s,
2015	185,000	174,765
Northwest Pipeline Corp. sr. unsec. notes 5.95s, 2017	90,000	83,322
Northwestern Corp. sec. notes 5 7/8s, 2014	450,000	430,065
Oncor Electric Delivery Co. debs. 7s, 2022	106,000	89,001
Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038	155,000	142,527
Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037 (S)	320,000	272,941
PacifiCorp Sinking Fund 1st mtge. 6 1/4s, 2037	205,000	186,056
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	450,000	432,492
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012	335,219	346,858
PPL Energy Supply LLC bonds Ser. A, 5.7s, 2015	265,000	240,969
Public Service Co. of Colorado 1st mtge. sec. bond
6 1/2s, 2038	430,000	413,660
Public Service Co. of Colorado sr. notes Ser. A,
6 7/8s, 2009	390,000	397,820
Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s,
2067	480,000	405,600
Rockies Express Pipeline, LLC 144A sr. notes 7 1/2s,
2038	695,000	633,876
Rockies Express Pipeline, LLC 144A sr. notes 6.85s,
2018	100,000	94,358
Sierra Pacific Power Co. general ref. mtge. Ser. P,
6 3/4s, 2037	735,000	658,561
Southern California Edison Co. 1st mtge. Ser. 06-E,
5.55s, 2037 (S)	410,000	355,216
Southern California Edison Co. notes 6.65s, 2029	515,000	484,469
Southern Natural Gas. Co. 144A notes 5.9s, 2017	185,000	163,176
Spectra Energy Capital, LLC company guaranty sr.
unsec. notes 5.9s, 2013	430,000	415,988
Spectra Energy Capital, LLC company guaranty sr.
unsec. unsub. notes 6.2s, 2018	50,000	45,383
Spectra Energy Capital, LLC sr. notes 8s, 2019	325,000	335,127
Teco Finance, Inc. company guaranty sr. unsec. unsub.

notes 7.2s, 2011	465,000	473,854
TEPPCO Partners LP company guaranty FRB 7s, 2067	240,000	201,480
TransAlta Corp. notes 5 3/4s, 2013 (Canada)	275,000	263,354
TransAlta Corp. sr. unsec. notes 6.65s, 2018 (Canada)	290,000	273,765
TransCanada Pipelines, Ltd. jr. sub. FRN 6.35s, 2067
(Canada)	210,000	166,127
TransCanada Pipelines, Ltd. sr. unsec. unsub. notes
6 1/2s, 2018 (Canada)	260,000	253,933
Union Electric Co. 1st mtge. sr. sec. bond 6.7s, 2019	260,000	256,556
West Penn Power Co. 1st mtge. 5.95s, 2017	395,000	384,685
Westar Energy, Inc. 1st mtge. 5.15s, 2017	45,000	40,565
Westar Energy, Inc. 1st mtge. 5.1s, 2020	330,000	283,183
		22,016,063

Total corporate bonds and notes (cost $139,373,293)		$121,928,005

ASSET-BACKED SECURITIES (11.6%)(a)

	Principal amount	Value

Accredited Mortgage Loan Trust
FRB Ser. 05-1, Class M2, 3.897s, 2035	141,000	$60,630
FRB Ser. 05-4, Class A2C, 3.417s, 2035	122,000	112,240
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 3.357s, 2036	307,000	170,385
FRB Ser. 06-HE3, Class A2C, 3.357s, 2036	418,000	247,289
Advanta Business Card Master Trust FRB Ser. 04-C1,
Class C, 4.238s, 2013	373,000	276,453
Aegis Asset Backed Securities Trust 144A Ser. 04-6N,
Class Note, 4 3/4s, 2035	26,758	3
AFC Home Equity Loan Trust Ser. 99-2, Class 1A,
3.617s, 2029	1,091,313	480,237
American Express Credit Account Master Trust 144A Ser.
04-C, Class C, 2.988s, 2012	182,670	176,380
Ameriquest Mortgage Securities, Inc.
FRB Ser. 06-R1, Class M10, 5.707s, 2036	388,000	14,822
FRB Ser. 03-8, Class M2, 4.957s, 2033	191,369	38,274
AMP CMBS 144A FRB Ser. 06-1A, Class A, 3.569s, 2047
(Cayman Islands)	790,000	351,416
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	622,000	469,247
Ser. 04-1A, Class E, 6.42s, 2039	495,418	318,142
Argent Securities, Inc.
FRB Ser. 03-W3, Class M3, 5.477s, 2033	21,651	2,598
FRB Ser. 06-W4, Class A2C, 3.367s, 2036	743,000	449,515
Asset Backed Funding Certificates
FRB Ser. 04-OPT2, Class M2, 4.207s, 2033	199,719	91,871
FRB Ser. 05-WMC1, Class M1, 3.647s, 2035	177,000	132,750
Asset Backed Funding Corp. NIM Trust 144A FRB Ser.
05-OPT1, Class B1, 5.707s, 2035	176,000	4,171
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 3.397s, 2036	145,128	107,380
FRB Ser. 06-HE4, Class A5, 3.367s, 2036	551,000	446,310
FRB Ser. 06-HE7, Class A4, 3.347s, 2036 (F)	217,000	134,930
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 3.888s, 2033	403,868	201,934
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	173,000	166,729
Bayview Financial Acquisition Trust
FRB Ser. 04-D, Class A, 4.099s, 2044	455,762	384,620
Ser. 04-B, Class A1, 3.47s, 2039	2,190,576	1,787,374
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M, 4.557s, 2038	339,484	247,823
FRB Ser. 03-SSRA, Class A, 3.907s, 2038	336,731	273,594
FRB Ser. 04-SSRA, Class A1, 3.807s, 2039	295,444	213,459
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 06-EC1, Class M9, 5.207s, 2035	301,000	6,020
FRB Ser. 06-PC1, Class M9, 4.957s, 2035	178,000	1,780
FRB Ser. 05-HE1, Class M3, 4.137s, 2035	198,000	57,420
FRB Ser. 03-3, Class A2, 3.797s, 2043	773,393	686,453
FRB Ser. 05-3, Class A1, 3.657s, 2035	162,125	145,482
Bear Stearns Asset Backed Securities, Inc. 144A FRB
Ser. 06-HE2, Class M10, 5.457s, 2036	106,000	3,036
Capital Auto Receivables Asset Trust 144A Ser. 05-1,
Class D, 6 1/2s, 2011	582,000	533,189
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-OPT1,
Class M1, 3.627s, 2035	133,073	83,224
Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033	2,076,300	160,946
Ser. 00-4, Class A6, 8.31s, 2032	2,788,185	2,071,674
Ser. 00-5, Class A6, 7.96s, 2032	1,421,288	1,084,016
Ser. 01-4, Class A4, 7.36s, 2033	1,987,086	1,718,694
Ser. 00-6, Class A5, 7.27s, 2031	371,998	319,733
Ser. 01-1, Class A5, 6.99s, 2032	3,922,130	3,595,033
Ser. 01-3, Class A4, 6.91s, 2033	2,137,366	1,844,348
Ser. 02-1, Class A, 6.681s, 2033	1,860,867	1,784,382
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 3.727s, 2035	134,000	80,400
FRB Ser. 04-6, Class 2A5, 3.597s, 2034	338,482	274,171
FRB Ser. 05-14, Class 3A2, 3.447s, 2036	74,964	67,467
Credit-Based Asset Servicing and Securitization 144A
Ser. 06-MH1, Class B1, 6 1/4s, 2036	137,000	89,393
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038

(Cayman Islands)	716,000	465,400
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034	49,089	3,927
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031	155,000	116,115
Equifirst Mortgage Loan Trust FRB Ser. 05-1, Class M5,
3.877s, 2035	81,000	18,630
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 3.747s, 2035	286,000	260,662
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 3.357s, 2036	493,000	301,913
First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s,
2023	99,062	91,957
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 3.537s, 2036	685,000	493,200
FRB Ser. 06-2, Class 2A3, 3.377s, 2036	1,287,000	939,510
GE Corporate Aircraft Financing, LLC 144A
FRB Ser. 05-1A, Class C, 4.507s, 2019	513,000	318,060
Ser. 04-1A, Class B, 4.057s, 2018	26,738	23,529
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012	814,000	770,782
GEBL 144A
Ser. 04-2, Class D, 5.238s, 2032	250,053	57,512
Ser. 04-2, Class C, 3.338s, 2032	187,032	118,298
Green Tree Financial Corp.
Ser. 99-5, Class A5, 7.86s, 2030	5,667,091	4,826,435
Ser. 97-2, Class A7, 7.62s, 2028	119,311	120,815
Ser. 97-6, Class A9, 7.55s, 2029	270,947	265,685
Ser. 97-4, Class A7, 7.36s, 2029	195,449	195,239
Ser. 97-3, Class A5, 7.14s, 2028	160,156	152,695
Ser. 97-6, Class A8, 7.07s, 2029	89,907	88,427
Ser. 98-4, Class A7, 6.87s, 2030	113,217	106,271
Ser. 97-7, Class A8, 6.86s, 2029	124,229	122,303
Ser. 99-3, Class A6, 6 1/2s, 2031	45,339	45,263
Ser. 98-6, Class A7, 6.45s, 2030	133,716	131,635
Ser. 99-1, Class A6, 6.37s, 2025	408,000	394,649
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	1,539,663	1,320,604
Ser. 99-5, Class M1A, 8.3s, 2026	197,000	179,753
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011	513,948	480,542
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 3.357s, 2036	1,916,000	1,173,933
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class D, 4.757s, 2030 (Cayman Islands)	400,000	197,720
FRB Ser. 05-1A, Class D, 4.737s, 2030 (Cayman Islands)	180,084	131,461
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 3.303s, 2036 (Cayman Islands)	835,886	376,149
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
3.537s, 2036	345,000	212,175
JPMorgan Mortgage Acquisition Corp.
FRB Ser. 05-OPT2, Class M11, 5.457s, 2035	268,000	13,400
FRB Ser. 06-FRE1, Class A4, 3.497s, 2035	291,000	178,238
Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037	4,432,964	3,014,415
IFB Ser. 07-3, Class 4B, IO, 3.483s, 2037	1,762,093	115,101
FRB Ser. 07-6, Class 2A1, 3.417s, 2037	3,398,406	2,198,129
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 6.19s, 2036 (Cayman Islands)	1,280,000	384,000
FRB Ser. 02-1A, Class FFL, 5.926s, 2037 (Cayman
Islands)	2,075,000	933,750
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012 (F)	2,042,473	1,628,934
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 3.827s, 2035	226,000	70,060
FRB Ser. 06-4, Class 2A4, 3.467s, 2036	331,000	159,641
FRB Ser. 06-1, Class 2A3, 3.397s, 2036	587,000	440,250
Madison Avenue Manufactured Housing Contract
FRB Ser. 02-A, Class B1, 6.457s, 2032	1,626,445	1,151,948
Ser. 02-A IO, 0.3s, 2032	47,884,355	600,853
Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	33,574	33,104
Ser. 04-2A, Class D, 5.389s, 2026	34,212	33,720
Ser. 04-2A, Class C, 4.741s, 2026	33,904	33,634
FRB Ser. 02-1A, Class A1, 3.888s, 2024	326,605	293,084
MASTR Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 3.357s, 2036	174,000	115,606
Mid-State Trust Ser. 11, Class B, 8.221s, 2038	200,548	151,975
Morgan Stanley ABS Capital I
FRB Ser. 05-HE2, Class M5, 3.887s, 2035	141,000	25,380
FRB Ser. 05-HE1, Class M3, 3.727s, 2034	141,000	50,760
FRB Ser. 06-NC4, Class M2, 3.507s, 2036	198,000	15,840
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 04-2A,
Class C1, 5.709s, 2039 (Cayman Islands)	500,000	411,250
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1,
3.294s, 2015 (Cayman Islands)	146,799	140,927
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	66,534	59,639
Ser. 04-B, Class C, 3.93s, 2012	76,758	67,710
New Century Home Equity Loan Trust
FRB Ser. 03-4, Class M3, 5.257s, 2033	11,896	476
Ser. 03-5, Class AI7, 5.15s, 2033	657,756	582,114
Novastar Home Equity Loan

FRB Ser. 06-1, Class A2C, 3.367s, 2036		410,000	338,250
FRB Ser. 06-2, Class A2C, 3.357s, 2036		410,000	285,770
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022		556,944	437,313
Ser. 00-D, Class A3, 6.99s, 2022		14,570	14,493
Ser. 01-D, Class A3, 5.9s, 2022		60,733	38,400
Ser. 02-C, Class A1, 5.41s, 2032		1,534,311	1,219,470
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030		167,624	136,528
Ser. 01-B, Class A3, 6.535s, 2023		59,092	49,926
Ocean Star PLC 144A FRB Ser. 05-A, Class D, 4.304s,
2012 (Ireland)		300,000	236,550
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 5.707s, 2035		93,000	2,558
Origen Manufactured Housing Ser. 04-B, Class A2,
3.79s, 2017		36,135	35,468
Park Place Securities, Inc. FRB Ser. 05-WCH1,
Class M4, 4.037s, 2036		92,000	9,200
Park Place Securities, Inc. 144A FRB Ser. 04-MHQ1,
Class M10, 5.707s, 2034 (F)		87,646	3,392
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 3.337s, 2036		639,000	357,840
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 3.397s, 2036		567,461	464,637
FRB Ser. 07-RZ1, Class A2, 3.367s, 2037		640,000	491,200
Residential Asset Securities Corp. FRB Ser. 05-EMX1,
Class M2, 3.937s, 2035		321,000	115,560
Residential Asset Securities Corp. 144A
FRB Ser. 05-KS10, Class B, 5.957s, 2035		362,210	3,622
Ser. 04-NT, Class Note, 4 1/2s, 2034 (In default)		37,676	1,130
SAIL Net Interest Margin Notes 144A Ser. 04-4A,
Class B, 7 1/2s, 2034 (Cayman Islands) (In default)
(NON)		98,270	--
Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 3.857s, 2035		141,000	32,430
FRB Ser. 07-NC2, Class A2B, 3.347s, 2037		602,000	352,170
SG Mortgage Securities Trust
FRB Ser. 06-OPT2, Class A3D, PO, 3.417s, 2036		704,000	302,720
FRB Ser. 06-FRE1, Class A2B, 3.387s, 2036		325,000	208,000
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 3.377s, 2036		333,000	265,515
FRB Ser. 06-3, Class A3, 3.367s, 2036		1,927,000	1,544,105
Soundview Home Equity Loan Trust 144A FRB Ser.
05-CTX1, Class B1, 5.707s, 2035		202,000	6,060
South Coast Funding 144A FRB Ser. 3A, Class A2,
4.003s, 2038 (Cayman Islands)		235,000	1,175
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 3.467s, 2036		331,000	64,559
Structured Asset Investment Loan Trust 144A FRB Ser.
05-HE3, Class M11, 5.707s, 2035		30,338	146
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
3.286s, 2015 (F)		2,116,337	1,889,818
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038		718,000	298,394
Wells Fargo Home Equity Trust FRB Ser. 07-1, Class A3,
3.527s, 2037		146,000	72,547
WFS Financial Owner Trust Ser. 05-1, Class D, 4.09s,
2012		6,433	6,412
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 3.7s, 2044 (United Kingdom)		244,291	194,385

Total asset-backed securities (cost $79,707,662)			$58,852,367

PURCHASED OPTIONS OUTSTANDING (3.6%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	45,696,000	$3,227,508
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	45,696,000	3,227,508
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	45,696,000	923,818
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.83% versus the three month USD-LIBOR-BBA maturing
on November 10, 2018.	Nov-08/4.830	42,742,000	1,437,413
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	45,696,000	983,835
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 4.83%
versus the three month USD-LIBOR-BBA maturing on
November 10, 2018.	Nov-08/4.830	42,742,000	331,678
Option on an interest rate swap with JPMorgan Chase

Bank, N.A. for the right to receive a fixed rate
of 5.03% versus the three month USD-LIBOR-BBA maturing
on February 16, 2020.	Feb-10/5.030	33,440,000	1,840,203
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.325% versus the three month USD-LIBOR-BBA maturing
April 08, 2019.	Apr-09/5.325	23,109,000	1,631,726
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.315% versus the three month USD-LIBOR-BBA maturing
on April 08, 2019.	Apr-09/5.315	23,109,000	1,617,399
Option on an interest rate swap with Deutschbank for
the right to receive a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	18,711,000	1,391,724
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.03%
versus the three month USD-LIBOR-BBA maturing on
February 16, 2020.	Feb-10/5.030	33,440,000	1,172,741
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.315%
versus the three month USD-LIBOR-BBA maturing on
April 08, 2019.	Apr-09/5.315	23,109,000	252,745
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.325% versus the three month USD-LIBOR-BBA maturing
April 08, 2019.	Apr-09/5.325	23,109,000	229,632
Option on an interest rate swap with Deutschbank for
the right to pay a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	18,711,000	207,505

Total purchased options outstanding (cost $14,920,016)			$18,475,435

SENIOR LOANS (1.1%)(a)(c)

		Principal amount	Value

Basic Materials (0.1%)
Aleris International, Inc. bank term loan FRN Ser. B,
5 1/4s, 2013		$85,348	$67,994
Georgia-Pacific, LLC bank term loan FRN Ser. B,
4.544s, 2013		123,095	108,388
Momentive Performance Materials, Inc. bank term loan
FRN 6s, 2013		127,301	110,306
NewPage Holding Corp. bank term loan FRN 7s, 2014		128,033	115,909
			402,597

Capital Goods (0.1%)
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 2.601s, 2014		6,909	6,014
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 5.762s, 2014		117,968	102,674
Polypore, Inc. bank term loan FRN Ser. B, 6.03s, 2014		128,028	117,785
Sequa Corp. bank term loan FRN 6.812s, 2014		189,810	165,372
Wesco Aircraft Hardware Corp. bank term loan FRN
5.96s, 2013		129,000	116,342
			508,187

Communication Services (0.2%)
Cricket Communications, Inc. bank term loan FRN Ser.
B, 7.262s, 2013		128,018	121,553
Crown Castle International Corp. bank term loan FRN
5.376s, 2014		63,516	55,355
Intelsat Corp. bank term loan FRN Ser. B2, 5.288s, 2011		42,778	38,643
Intelsat Corp. bank term loan FRN Ser. B2-A, 5.288s,
2013		42,791	38,654
Intelsat Corp. bank term loan FRN Ser. B2-C, 5.288s,
2013		42,778	38,643
Level 3 Communications, Inc. bank term loan FRN
4.952s, 2014		129,000	108,038
MetroPCS Wireless, Inc. bank term loan FRN 5.4s, 2013		128,020	113,664
PAETEC Holding Corp. bank term loan FRN Ser. B1,
6.204s, 2013		125,472	104,769
Time Warner Telecom, Inc. bank term loan FRN Ser. B,
5.71s, 2013		128,023	120,768
West Corp. bank term loan FRN 5.813s, 2013		128,348	98,507
			838,594

Consumer Cyclicals (0.2%)
Allison Transmission bank term loan FRN Ser. B,
5.377s, 2014		126,268	103,855
Aramark Corp. bank term loan FRN 2.025s, 2014		7,706	6,648
Aramark Corp. bank term loan FRN Ser. B, 5.637s, 2014		121,294	104,650
Dana Corp. bank term loan FRN 6.771s, 2015		128,033	108,428
Goodman Global Holdings, Inc. bank term loan FRN Ser.
B, 7.708s, 2011		101,325	99,174
Goodyear Tire & Rubber Co. (The) bank term loan FRN
4.54s, 2010		129,000	108,683
Harrah's Operating Co., Inc. bank term loan FRN Ser.
B2, 5.805s, 2015		128,355	103,133
Lear Corp bank term loan FRN 6.045s, 2013		128,609	98,922
National Bedding Co. bank term loan FRN 5.353s, 2011		55,717	42,624

Navistar Financial Corp. bank term loan FRN 5.695s,
2012		34,400	29,469
Navistar International Corp. bank term loan FRN
6.191s, 2012		94,600	81,041
Yankee Candle Co., Inc. bank term loan FRN 5.764s, 2014		76,000	62,257
			948,884

Consumer Staples (0.3%)
Affinion Group, Inc. bank term loan FRN Ser. B,
5.345s, 2013		129,000	118,035
Cablevision Systems Corp. bank term loan FRN 4.569s,
2013		128,015	112,150
Charter Communications, Inc. bank term loan FRN 4.8s,
2014		128,033	101,359
Cinemark USA, Inc. bank term loan FRN 4.615s, 2013		128,522	109,886
DirecTV Holdings, LLC bank term loan FRN 5.601s, 2013		284,288	269,077
Idearc, Inc. bank term loan FRN Ser. B, 5.767s, 2014		128,023	74,125
Pinnacle Foods Holding Corp. bank term loan FRN Ser.
B, 5.44s, 2014		128,028	105,836
Spectrum Brands, Inc. bank term loan FRN 2.336s, 2013		8,231	6,009
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
6.732s, 2013		119,836	87,480
Ticketmaster bank term loan FRN Ser. B, 6.64s, 2014		385,000	361,900
Univision Communications, Inc. bank term loan FRN Ser.
B, 5.121s, 2014		129,000	82,560
VNU Group BV bank term loan FRN Ser. B, 4.803s, 2013
(Netherlands)		128,021	110,162
			1,538,579

Financial (--%)
Lender Processing Services, Inc. bank term loan FRN
Ser. B, 6.204s, 2014		179,550	175,361

Health Care (0.1%)
Health Management Associates, Inc. bank term loan FRN
5.512s, 2014		122,259	102,596
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.62s, 2014		8,247	7,312
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 5.704s, 2014		89,150	79,046
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. DD, 5.704s, 2014		30,848	27,352
Sun Healthcare Group, Inc. bank term loan FRN 2.701s,
2014		21,507	19,357
Sun Healthcare Group, Inc. bank term loan FRN Ser. B,
4.804s, 2014		128,315	115,484
Sun Healthcare Group, Inc. bank term loan FRN Ser. DD,
5.422s, 2014		13,020	11,718
			362,865

Technology (0.1%)
First Data Corp. bank term loan FRN Ser. B1, 5.963s,
2014		128,030	108,826
Freescale Semiconductor, Inc. bank term loan FRN Ser.
B, 5.47s, 2013		84,356	67,907
SunGard Data Systems, Inc. bank term loan FRN 4.553s,
2014		128,348	111,262
Travelport bank term loan FRN Ser. B, 6.012s, 2013		51,534	40,969
Travelport bank term loan FRN Ser. DD, 5.954s, 2013		76,882	61,851
			390,815

Utilities & Power (--%)
Energy Future Holdings Corp. bank term loan FRN Ser.
B2, 6.228s, 2014		128,030	108,025
NRG Energy, Inc. bank term loan FRN 5.262s, 2014		82,938	72,663
NRG Energy, Inc. bank term loan FRN 4.451s, 2014		40,746	35,698
			216,386

Total senior loans (cost $5,716,881)			$5,382,268

MUNICIPAL BONDS AND NOTES (0.3%)(a)

	Rating(RAT)	Principal amount	Value

Chicago, Transit Auth. Transfer Tax Receipts Rev.
Bonds, Ser. B, 6.899s, 12/1/40	Aa3	$820,000	$853,915
MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.309s, 6/1/34	Baa3	405,000	349,292
Tobacco Settlement Fin. Auth. of WVA Rev. Bonds, Ser.
A, 7.467s, 6/1/47	Baa3	575,000	493,666

Total municipal bonds and notes (cost $1,799,957)			$1,696,873

SHORT-TERM INVESTMENTS (5.8%)(a)
		Principal
		amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.50% to 3.01% and
due dates ranging from October 1, 2008 to
November 10, 2008 (d)		$3,918,021	$3,913,835

Starbird Funding Corp., for an effective yield
of 2.80%, October 16, 2008	3,000,000	2,996,500
U.S. Treasury Bills, for an effective yield of 0.20%,
October 9, 2008 (SEG)	6,400,000	6,399,716
Federated Prime Obligations Fund	16,378,856	16,378,856

Total short-term investments (cost $29,688,907)		$29,688,907

TOTAL INVESTMENTS

Total investments (cost $1,025,624,457) (b)		$987,021,779

FUTURES CONTRACTS OUTSTANDING at 9/30/08 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Long)	38	$9,171,775	Dec-08	$(21,162)
Euro-Dollar 90 day (Short)	199	48,237,600	Jun-09	104,446
Euro-Dollar 90 day (Short)	469	113,585,938	Sep-09	165,062
Euro-Dollar 90 day (Short)	551	133,011,400	Dec-09	331,451
Euro-Dollar 90 day (Short)	34	8,194,000	Mar-10	(6,742)
U.S. Treasury Bond 20 yr (Long)	613	71,826,359	Dec-08	112,246
U.S. Treasury Note 2 yr (Short)	3,540	755,568,750	Dec-08	(4,819,980)
U.S. Treasury Note 5 yr (Short)	3,174	356,231,906	Dec-08	(1,700,075)
U.S. Treasury Note 10 yr (Long)	2,286	262,032,750	Dec-08	(669,460)

Total				$(6,504,214)

WRITTEN OPTIONS OUTSTANDING at 9/30/08 (premiums received $13,635,369) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	$36,793,000	Dec-08/5.000	$1,758,337

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	36,793,000	Dec-08/5.000	351,373

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing on
February 18, 2020.	44,455,000	Feb-10/5.215	2,818,002

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	32,893,000	Feb-10/5.220	2,091,666

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	32,893,000	Feb-10/5.080	1,882,466

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing
on February 18, 2020.	44,455,000	Feb-10/5.215	1,311,423

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	32,893,000	Feb-10/5.080	1,113,757

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	32,893,000	Feb-10/5.220	974,291

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	9,347,000	May-12/5.510	719,719

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	9,347,000	May-12/5.510	383,414

Total			$13,404,448

TBA SALE COMMITMENTS OUTSTANDING at 9/30/08 (proceeds receivable $138,600,117) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 6s, October 1, 2038	$16,000,000	10-14-08	$16,192,499
FNMA, 5 1/2s, October 1, 2038	111,000,000	10-14-08	110,549,063
FNMA, 5s, October 1, 2038	11,000,000	10-14-08	10,706,093

Total			$137,447,655

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/08 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$23,974,000		$--	1/28/24	3 month USD-LIBOR-BBA	5.2125%	$1,606,866

24,800,000		--	3/30/09	3.075%	3 month USD-LIBOR-BBA	68,660

25,143,000		--	5/23/10	3 month USD-LIBOR-BBA	3.155%	166,375

29,313,000		--	12/22/09	3.965%	3 month USD-LIBOR-BBA	(555,267)

35,700,000		--	1/14/10	3 month USD-LIBOR-BBA	4.106%	443,890

39,200,000		--	4/6/10	4.6375%	3 month USD-LIBOR-BBA	(1,358,218)

31,200,000		--	7/18/13	4.14688%	3 month USD-LIBOR-BBA	(183,358)

4,000,000		--	7/29/18	3 month USD-LIBOR-BBA	4.75%	100,420

11,447,000		--	8/26/18	3 month USD-LIBOR-BBA	4.54375%	84,214

190,306,000		--	9/10/10	3 month USD-LIBOR-BBA	3.22969%	(365,234)

23,619,000		--	9/15/10	3.08%	3 month USD-LIBOR-BBA	114,408

76,480,000		--	9/18/38	4.36125%	3 month USD-LIBOR-BBA	3,960,421

101,350,000		--	9/18/10	3 month USD-LIBOR-BBA	2.86667%	(929,730)

3,000,000		--	9/19/18	3 month USD-LIBOR-BBA	4.07%	(96,733)

4,510,000		14,078	10/1/18	3 month USD-LIBOR-BBA	4.30%	(55,376)

2,752,000		--	9/24/09	3 month USD-LIBOR-BBA	4.7375%	41,003

22,000,000		--	5/20/15	3 month USD-LIBOR-BBA	4.528%	638,848

8,300,000		--	6/17/15	4.555%	3 month USD-LIBOR-BBA	(246,956)

3,000,000		--	6/23/15	4.466%	3 month USD-LIBOR-BBA	(69,192)

1,240,000		--	6/23/15	4.45%	3 month USD-LIBOR-BBA	(28,832)

1,500,000		--	6/24/15	4.39%	3 month USD-LIBOR-BBA	(27,610)

7,000,000		--	9/1/15	3 month USD-LIBOR-BBA	4.53%	115,115

13,718,000		--	5/8/28	4.95%	3 month USD-LIBOR-BBA	(689,175)

Bear Stearns Bank plc
25,900,000		--	4/24/12	5.027%	3 month USD-LIBOR-BBA	(1,421,491)

Citibank, N.A.
46,000,000		--	7/21/18	4.80625%	3 month USD-LIBOR-BBA	(1,371,857)

26,417,000		--	8/26/10	3 month USD-LIBOR-BBA	3.34125%	8,924

1,590,000		--	4/7/14	5.377%	3 month USD-LIBOR-BBA	(125,643)

12,272,000		--	9/8/18	3 month USD-LIBOR-BBA	4.3152%	(141,147)

43,390,000		--	9/10/10	3 month USD-LIBOR-BBA	3.1825%	(122,651)

95,073,000		--	9/17/13	3 month USD-LIBOR-BBA	3.4975%	(2,371,603)

73,931,000		--	9/18/38	4.45155%	3 month USD-LIBOR-BBA	2,752,536

49,323,000		--	9/18/10	3 month USD-LIBOR-BBA	2.92486%	(396,678)

23,850,000		--	7/27/09	5.504%	3 month USD-LIBOR-BBA	(531,270)

13,780,000		--	10/26/12	4.6275%	3 month USD-LIBOR-BBA	(546,657)

34,070,000		--	11/9/09	4.387%	3 month USD-LIBOR-BBA	(878,123)

35,011,000		--	11/9/17	5.0825%	3 month USD-LIBOR-BBA	(2,260,920)

22,208,000		--	11/23/17	4.885%	3 month USD-LIBOR-BBA	(1,078,826)

1,280,000		--	11/9/17	3 month USD-LIBOR-BBA	5.07641%	82,040

37,713,000		--	12/24/09	3 month USD-LIBOR-BBA	3.8675%	664,844

7,097,000		--	12/24/27	4.9425%	3 month USD-LIBOR-BBA	(320,824)

Credit Suisse First Boston International
28,000,000		--	5/17/09	3 month USD-LIBOR-BBA	4.505%	578,136

10,570,000		--	10/7/14	3 month USD-LIBOR-BBA	4.624%	393,113

Credit Suisse International
1,606,000		--	8/29/12	5.04556%	3 month USD-LIBOR-BBA	(69,217)

43,339,000		--	9/18/38	4.41338%	3 month USD-LIBOR-BBA	1,879,826

20,270,000		--	9/18/10	3 month USD-LIBOR-BBA	2.91916%	(165,292)

43,321,000		--	9/19/13	3.635%	3 month USD-LIBOR-BBA	841,258

8,830,000		--	9/22/18	4.22%	3 month USD-LIBOR-BBA	181,950

21,695,000	(F)	--	9/23/10	3 month USD-LIBOR-BBA	3.32%	(32,770)

9,200,000		--	3/14/12	3 month USD-LIBOR-BBA	4.98%	356,781

1,656,000		--	3/21/16	3 month USD-LIBOR-BBA	5.20497%	93,349

28,926,000	(F)	--	9/23/38	4.7375%	3 month USD-LIBOR-BBA	(284,970)

2,609,000		--	9/28/16	5.10886%	3 month USD-LIBOR-BBA	(128,348)

Deutsche Bank AG
26,000,000		--	7/10/13	3 month USD-LIBOR-BBA	4.149%	157,892

35,980,000	--	9/24/10	3 month USD-LIBOR-BBA	3.395%	4,620

6,625,000	--	10/16/17	3 month USD-LIBOR-BBA	5.297%	544,701

4,550,000	--	11/7/17	3 month USD-LIBOR-BBA	5.056%	283,799

Goldman Sachs International
9,680,000	--	3/11/38	5.029%	3 month USD-LIBOR-BBA	(540,321)

10,209,000	--	4/2/18	4.076%	3 month USD-LIBOR-BBA	177,620

56,496,000	--	4/3/18	3 month USD-LIBOR-BBA	4.19%	(452,054)

29,035,000	--	4/8/10	3 month USD-LIBOR-BBA	2.64%	(127,206)

28,189,000	--	4/23/18	4.43%	3 month USD-LIBOR-BBA	(320,125)

20,117,000	--	5/19/18	4.525%	3 month USD-LIBOR-BBA	(369,283)

5,663,000	--	9/29/16	3 month USD-LIBOR-BBA	5.1275%	285,276

1,655,000	--	10/19/16	5.32413%	3 month USD-LIBOR-BBA	(136,439)

19,200,000	--	7/25/09	5.327%	3 month USD-LIBOR-BBA	(398,156)

64,699,000	--	11/20/08	5.16%	3 month USD-LIBOR-BBA	(1,202,000)

14,556,000	--	11/20/26	3 month USD-LIBOR-BBA	5.261%	1,291,785

62,989,000	--	11/21/08	5.0925%	3 month USD-LIBOR-BBA	(1,148,786)

13,947,000	--	11/21/26	3 month USD-LIBOR-BBA	5.2075%	1,142,861

7,552,000	--	12/20/16	3 month USD-LIBOR-BBA	5.074%	464,708

9,190,000	--	1/8/12	3 month USD-LIBOR-BBA	4.98%	368,479

8,500,000	--	10/1/17	3 month USD-LIBOR-BBA	5.253%	674,065

1,500,000	--	11/9/17	3 month USD-LIBOR-BBA	5.071%	95,508

4,880,000	--	4/7/14	5.33842%	3 month USD-LIBOR-BBA	(375,245)

1,696,000	--	5/3/16	5.565%	3 month USD-LIBOR-BBA	(164,813)

5,940,000	--	9/14/14	4.906%	3 month USD-LIBOR-BBA	(233,072)

2,898,000	--	9/14/17	5.0625%	3 month USD-LIBOR-BBA	(141,965)

29,307,100	--	9/19/09	3 month USD-LIBOR-BBA	4.763%	455,926

47,565,600	--	9/21/09	3 month USD-LIBOR-BBA	4.60%	641,615

13,242,100	--	9/21/17	5.149%	3 month USD-LIBOR-BBA	(717,143)

570,000	--	11/9/17	3 month USD-LIBOR-BBA	5.08%	36,695

84,478,000	--	1/16/18	5.790%	3 month USD-LIBOR-BBA	(9,105,347)

JPMorgan Chase Bank, N.A.
9,709,000	--	2/15/18	3 month USD-LIBOR-BBA	5.34%	694,213

9,300,000	--	4/23/17	5.186%	3 month USD-LIBOR-BBA	(677,761)

19,667,000	--	8/15/11	5.412%	3 month USD-LIBOR-BBA	(984,413)

7,968,000	--	3/5/18	4.325%	3 month USD-LIBOR-BBA	63,713

24,386,000	--	3/7/18	4.45%	3 month USD-LIBOR-BBA	(39,617)

6,050,000	--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(312,020)

21,658,000	--	3/11/38	5.03%	3 month USD-LIBOR-BBA	(1,212,173)

90,223,000	--	3/15/10	3 month USD-LIBOR-BBA	2.5%	(896,065)

47,089,000	--	3/20/13	3 month USD-LIBOR-BBA	3.145%	(1,650,690)

39,362,000	--	3/20/13	3 month USD-LIBOR-BBA	3.13%	(1,404,375)

54,877,000	--	3/26/10	3 month USD-LIBOR-BBA	2.33375%	(768,206)

65,000,000	--	1/17/16	4.946%	3 month USD-LIBOR-BBA	(2,790,326)

1,793,000	--	9/18/16	5.291%	3 month USD-LIBOR-BBA	(115,132)

62,642,000	--	4/8/13	3 month USD-LIBOR-BBA	3.58406%	(509,595)

12,148,000	--	5/7/13	3.9325%	3 month USD-LIBOR-BBA	(88,794)

41,904,000	--	5/23/10	3 month USD-LIBOR-BBA	3.16%	281,382

30,000,000	--	6/13/13	4.47%	3 month USD-LIBOR-BBA	(935,617)

35,700,000	--	3/7/15	3 month USD-LIBOR-BBA	4.798%	1,189,771

29,900,000	--	6/27/17	3 month USD-LIBOR-BBA	5.712%	3,223,378

19,780,000	--	10/10/13	5.054%	3 month USD-LIBOR-BBA	(1,191,231)

27,520,000	--	10/10/13	5.09%	3 month USD-LIBOR-BBA	(1,711,882)

10,000,000	--	6/27/18	3 month USD-LIBOR-BBA	4.8305%	398,236

20,000,000	--	7/10/13	3 month USD-LIBOR-BBA	4.176%	146,070

25,846,000	--	7/22/10	3 month USD-LIBOR-BBA	3.565%	121,972

82,878,000	--	7/28/10	3 month USD-LIBOR-BBA	3.5141%	309,396

64,534,000	--	11/20/08	5.165%	3 month USD-LIBOR-BBA	(1,200,754)

14,515,000	--	11/20/26	3 month USD-LIBOR-BBA	5.266%	1,297,264

1,979,000	--	12/19/16	5.0595%	3 month USD-LIBOR-BBA	(120,154)

14,151,000	--	1/19/09	5.24%	3 month USD-LIBOR-BBA	(123,770)

26,777,000	--	1/31/17	3 month USD-LIBOR-BBA	5.415%	2,028,501

40,872,000	--	3/8/17	3 month USD-LIBOR-BBA	5.28%	2,654,018

6,637,000	--	9/28/16	3 month USD-LIBOR-BBA	5.1223%	332,017

7,220,000	--	6/16/15	4.538%	3 month USD-LIBOR-BBA	(207,440)

1,800,000	--	6/24/15	4.387%	3 month USD-LIBOR-BBA	(32,794)

25,100,000	--	6/29/15	3 month USD-LIBOR-BBA	4.296%	275,597

5,862,000	--	8/2/15	3 month USD-LIBOR-BBA	4.6570%	146,413

79,900,000	--	8/13/12	3 month USD-LIBOR-BBA	5.2%	3,923,659

12,976,000	--	8/29/17	5.2925%	3 month USD-LIBOR-BBA	(864,573)

3,613,000	--	8/29/17	5.263%	3 month USD-LIBOR-BBA	(233,408)

47,565,600	--	9/21/09	3 month USD-LIBOR-BBA	4.6125%	647,472

13,242,100	--	9/21/17	5.15%	3 month USD-LIBOR-BBA	(718,206)

4,300,000	--	9/27/17	5.2335%	3 month USD-LIBOR-BBA	(252,287)

10,559,000	--	10/30/12	4.68375%	3 month USD-LIBOR-BBA	(444,558)

2,850,000	--	11/7/17	3 month USD-LIBOR-BBA	5.05771%	178,154

34,070,000	--	11/9/09	4.3975%	3 month USD-LIBOR-BBA	(883,622)

35,011,000	--	11/9/17	5.0895%	3 month USD-LIBOR-BBA	(2,280,443)

35,576,000	--	12/11/17	3 month USD-LIBOR-BBA	4.65%	1,043,242

7,097,000	--	12/24/27	4.9675%	3 month USD-LIBOR-BBA	(343,870)

33,800,000	--	8/4/16	3 month USD-LIBOR-BBA	5.5195%	2,753,422

16,700,000	--	9/2/15	3 month USD-LIBOR-BBA	4.4505%	194,572

19,000,000	--	10/21/15	4.916%	3 month USD-LIBOR-BBA	(1,014,151)

29,216,000	--	1/18/18	4.27625%	3 month USD-LIBOR-BBA	314,388

2,264,000	--	1/24/18	4.135%	3 month USD-LIBOR-BBA	49,930

3,019,000	--	1/24/18	4.175%	3 month USD-LIBOR-BBA	57,148

3,019,000	--	1/24/18	4.1625%	3 month USD-LIBOR-BBA	60,086

70,063,000	--	1/31/18	3 month USD-LIBOR-BBA	4.25%	(913,529)

Merrill Lynch Capital Services, Inc.
919,000	--	9/16/38	3 month USD-LIBOR-BBA	4.66%	(3,136)

13,780,000	--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(540,226)

50,782,000	--	5/19/10	3.2925%	3 month USD-LIBOR-BBA	(458,948)

32,274,000	--	7/22/10	3 month USD-LIBOR-BBA	3.5375%	135,114

Morgan Stanley Capital Services, Inc.
1,280,000	--	8/29/17	5.26021%	3 month USD-LIBOR-BBA	(82,432)

1,040,000	--	2/20/17	5.192%	3 month USD-LIBOR-BBA	(61,375)

Total					$(14,035,841)

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/08 (Unaudited)

				Fixed payments	Total return	Unrealized
Swap counterparty /			Termination	received (paid) by	received by	appreciation/
Notional amount			date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
	1,592,000		9/15/11	678 bp (1 month	Ford Credit Auto	1,564
				USD-LIBOR-BBA)	Owner Trust
					Series 2005-B
					Class D

	6,740,000	(1)(F)	12/2/08	20 bp plus	The spread	(306,737)
				change in spread	return of Banc
				of Banc	of America
				of America	Securities CMBS
				Securities AAA	AAA 10 year Index
				10 year Index
				multiplied by
				the modified
				duration factor

Merrill Lynch Capital Services
	71,632,635		10/14/08	(2.87%) 5.00%	FNMA 5.00% 30 YR	(637,867)
					TBA

Total						$(943,040)

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

(1) Fund receives the net fixed and total return payment if positive and pays the net fixed and total return payment if negative.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/08 (Unaudited)

	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium	Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount		date	fund per annum	(depreciation)

Bank of America, N.A.
DJ ABX NA CMBX BBB Index	$1,975	$2,873,000	(F)	10/12/52	(134 bp)	$1,332,648

Financial Security
Assurance Holdings
Ltd, 6.4%, 12/15/66	--	135,000		12/20/12	95 bp	(39,191)

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	--	645,000		9/20/13	269 bp	(544,591)

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	--	655,000		3/20/12	(95 bp)	(8,199)

Meadwestvaco Corp.,
6.85%, 4/1/12	--	63,000		3/20/18	(177 bp)	235

MetLife Inc., 5%,
6/15/15	--	270,000		12/20/13	(384 bp)	(1,023)

Bear Stearns International, Ltd.
GATX Corp., 8.875%,
6/1/09	--	235,000		3/20/16	(100 bp)	11,938

Citibank, N.A.
Arrow Electronic Inc.,
6 7/8%, 6/1/18	--	305,000		3/20/13	(43 bp)	2,642

Conagra Foods Inc., 7%,
10/1/28	--	1,227,000		9/20/10	(27 bp)	(512)

DJ ABX NA HE AAA Index	206,698	1,090,906		5/25/46	11 bp	48,379

DJ ABX NA HE AAA Index	127,188	1,176,420		7/25/45	18 bp	30,169

DJ ABX NA HE AAA Index	63,968	580,445		7/25/45	18 bp	13,840

DJ ABX NA HE PEN AAA
Index	94,393	576,956		5/25/46	11 bp	12,082

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	--	395,000		9/20/14	(105 bp)	(8,339)

Motorola, Inc., 6.5%,
9/1/25	--	335,000		3/20/13	(79 bp)	23,146

Rexam PLC, 4 3/8%,
3/15/13	--	560,000		6/20/13	(145 bp)	7,923

Sara Lee Corp., 6 1/8%,
11/1/32	--	350,000		9/20/11	(43 bp)	155

Yum! Brands Inc.,
8 7/8%, 4/15/11	--	355,000		3/20/13	(65 bp)	6,313

Credit Suisse International
DJ ABX HE AAA Index	353,807	1,818,177		5/25/46	11 bp	103,841

DJ ABX NA HE AAA Index	697,080	1,256,000		1/25/38	76 bp	81,640

DJ CDX NA HY Series 10	59,850	570,000		6/20/13	500 bp	4,429

DJ CDX NA HY Series 10	414,375	3,900,000		6/20/13	500 bp	35,178

DJ CDX NA IG Series 10	203,377	9,850,000		6/20/13	155 bp	147,897

DJ CMB NA CMBX AA Index	(285,274)	714,000	(F)	2/17/51	(165 bp)	(87,339)

DJ CMB NA CMBX AA Index	(81,144)	363,000		10/12/52	(25 bp)	(13,686)

DJ CMB NA CMBX AAA Index	122,171	734,000		12/13/49	8 bp	48,037

DJ CMB NA CMBX AAA Index	537,645	3,432,000		2/17/51	35 bp	233,144

DJ CMB NA CMBX AAA Index	(614,654)	5,392,000		2/17/51	(35 bp)	(136,162)

DJ CMB NA CMBX AAA Index	(128,878)	1,641,000		2/17/51	(35 bp)	13,199

DJ CMB NA CMBX AAA Index	(61,233)	821,000		2/17/51	(35 bp)	11,624

DJ CMB NA CMBX AJ Index	(433,724)	1,349,000		2/17/51	(96 bp)	(98,913)

Liberty Mutual
Insurance, 7 7/8%,
10/15/26	--	330,000		12/20/13	(210 bp)	(731)

Sprint Capital Corp,
8 3/8%, 3/15/12	--	1,080,000		6/20/12	(59 bp)	110,228

Deutsche Bank AG
DJ ABX NA CMBX AAA Index	2,532	42,000		2/17/51	35 bp	(1,248)

DJ ABX NA HE A Index	1,142,960	1,256,000		1/25/38	369 bp	684

DJ ABX NA HE AAA Index	119,165	1,133,712		7/25/45	18 bp	25,668

DJ CDX NA IG Series 10	272,711	12,030,000		6/20/13	155 bp	204,952

DJ CDX NA IG Series 10	284,997	12,140,000		6/20/13	155 bp	216,618

DJ CDX NA IG Series 9
Index 30-100% tranche	--	8,440,000	(F)	12/20/12	(27.2 bp)	62,996

France Telecom, 7.25%,
1/28/13	--	750,000		6/20/16	70 bp	(17,306)

General Electric
Capital Corp., 6%,
6/15/12	--	910,000		9/20/13	109 bp	(151,461)

iStar Financial, Inc.,
6%, 12/15/10	2,363	35,000		3/20/09	500 bp	(1,338)

MetLife Inc., 5%,
6/15/15	--	275,000		12/20/13	(405 bp)	1,645

Prudential Financial
Inc., 4 1/2%, 7/15/13	--	420,000		12/20/13	(388 bp)	(561)

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--	3,768,000		(a)	2.461%	(625,233)

DJ ABX HE A Index	420,824	628,000		1/25/38	369 bp	(151,839)

DJ ABX HE AAA Index	147,593	628,000		1/25/38	76 bp	(163,200)

DJ CDX NA CMBX AAA Index	27,066	740,000		3/15/49	7 bp	(28,696)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	1,358,000	(F)	12/20/10	108.65 bp	(63,700)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	8,440,000	(F)	12/20/10	249 bp	(135,154)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	2,950,000	(F)	12/20/10	305 bp	(10,878)

DJ CDX NA IG Series 10	(48,996)	11,665,000		6/20/13	155 bp	(114,699)

DJ CDX NA IG Series 10	(25,556)	7,163,520		6/20/13	155 bp	(62,609)

DJ CDX NA IG Series 10
Index	(270,186)	36,610,000		6/20/13	155 bp	(476,392)

DJ CDX NA IG Series 10
Index	45,070	2,348,000		6/20/18	(150 bp)	49,918

DJ CDX NA IG Series 10
Index	(291,598)	22,694,000		6/20/13	155 bp	(419,422)

DJ CDX NA IG Series 10
Index	958,898	41,717,000		6/20/18	(150 bp)	1,045,044

DJ CDX NA IG Series 10
Index	(794,221)	40,380,000		6/20/13	155 bp	(1,021,661)

DJ CDX NA IG Series 10
Index 30-100% tranche	--	25,320,000	(F)	6/20/13	(44.25 bp)	27,912

DJ CDX NA IG Series 8
Index	493,348	35,230,000		6/20/18	(150 bp)	566,098

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	--	645,000		9/20/17	(67.8 bp)	544,916

Merrill Lynch & Co.,
5%, 1/15/15	--	645,000		9/20/17	(59.8 bp)	108,187

JPMorgan Chase Bank, N.A.
DJ ABX HE AAA Index	227,698	1,170,114		5/25/46	11 bp	66,829

DJ CDX NA HY Series 9
Index 25-35% tranche	--	1,392,000	(F)	12/20/10	105.5 bp	(66,261)

DJ CDX NA IG Series 9
Index, 30-100% tranche	--	1,070,000	(F)	12/20/12	(13.55 bp)	13,874

DJ CMB NA CMBX AAA Index	(65,029)	835,000	(F)	2/17/51	(35 bp)	10,323

GMAC, LLC, 6 7/8%,
8/28/12	12,938	225,000		3/20/09	500 bp	(52,970)

iStar Financial, Inc.,
6%, 12/15/10	2,100	30,000		3/20/09	500 bp	(1,072)

Lexmark International,
Inc., 5.9%, 6/1/13	--	405,000		6/20/13	(113 bp)	3,077

Nextel Communications,
7 3/8%, 8/1/15	--	245,000		9/20/13	(540 bp)	(5,108)

Merrill Lynch International
KinderMorgan, 6 1/2%,
9/1/12	--	232,000		9/20/12	(128 bp)	2,404

Morgan Stanley Capital Services, Inc.

DJ ABX NA CMBX AAA Index	808,019	11,352,000		3/15/49	7 bp	(60,344)

DJ CDX NA IG Series 10
Index	190,097	9,757,500		6/20/18	(150 bp)	210,246

DJ CDX NA IG Series 10
Index	828,599	50,600,000		6/20/18	(150 bp)	933,088

DJ CDX NA IG Series 10
Index 30-100% tranche	--	16,105,000	(F)	6/20/13	(52 bp)	(37,605)

DJ CDX NA IG Series 10
Index 30-100% tranche	--	7,325,000	(F)	6/20/13	(38.6 bp)	26,432

DJ CMB NA CMBX AA Index	(103,355)	453,000		10/12/52	(25 bp)	(18,104)

DJ CMB NA CMBX AAA Index	3,125,576	26,055,500		12/13/49	8 bp	457,295

DJ CMB NA CMBX AAA Index	1,964,279	18,100,500		2/17/51	35 bp	335,131

Total						$2,566,477

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

NOTES

(a) Percentages indicated are based on net assets of $509,245,830.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at September 30, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at September 30, 2008. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at September 30, 2008 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $1,029,793,828 resulting in gross unrealized appreciation and depreciation of $26,550,705 and $69,322,754, respectively, or net unrealized depreciation of $42,772,049.

(NON) Non-income-producing security.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2008.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at September 30, 2008. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2008, the value of securities loaned amounted to $3,801,668. The fund received cash collateral of $3,913,835 which is pooled with collateral of other Putnam funds into 52 issues of short-term investments.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2008.

At September 30, 2008, liquid assets totaling $298,789,365 have been designated as collateral for open forward commitments and swap contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at September 30, 2008.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at September 30, 2008.

Security valuation Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $941,526 for the period ended September 30, 2008. During the period ended September 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $256,882,255 and $270,370,095, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$16,378,856	$(6,504,214)

Level 2	$966,985,849	$(11,029,021)

Level 3	$3,657,074	$-

Total	$987,021,779	$(17,533,235)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of September 30, 2008:

	Investment in Securities	Other Financial Instruments*

Balance as of December 31, 2007	$-	$-

Accrued discounts/premiums	$-	$-

Realized Gain / Loss	$-	$-

Change in net unrealized appreciation (depreciation)	$-	$-

Net Purchases / Sales	$-	$-

Net Transfers in and/or out of Level 3	$3,657,074	$-

Balance as of September 30, 2008	$3,657,074	$-

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/ (depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT International Equity Fund
The fund's portfolio
9/30/08 (Unaudited)

COMMON STOCKS (98.7%)(a)
	Shares	Value

Australia (1.2%)
Australia & New Zealand Banking Group, Ltd.	94,870	$1,468,689
Macquarie Airports	184,501	409,697
Macquarie Infrastructure Group (S)	2,385,736	4,552,342
National Australia Bank, Ltd.	17,767	361,525
QBE Insurance Group, Ltd.	58,928	1,275,137
Rio Tinto, Ltd.	4,685	322,848
		8,390,238

Belgium (0.1%)
InBev NV	8,747	516,453

Brazil (0.6%)
Petroleo Brasileiro SA ADR	99,025	4,352,149
Usinas Siderurgicas de Minas Gerais (Usiminas)
(Preference)	10,800	229,965
		4,582,114

Canada (0.2%)
Potash Corp. Of Saskatchewan, Inc.	2,300	298,243
Suncor Energy, Inc.	11,508	475,895
Teck Cominco, Ltd. Class B	18,564	527,259
		1,301,397

China (2.3%)
China Petroleum & Chemical Corp.	6,564,000	5,210,243
China Petroleum & Chemical Corp. ADR (S)	17,058	1,336,153
China Shenhua Energy Co., Ltd.	351,500	847,065
Focus Media Holding, Ltd. ADR (NON) (S)	110,300	3,144,653
Industrial & Commercial Bank of China	10,148,000	6,044,933
		16,583,047

Finland (2.0%)
Nokia OYJ	760,984	14,189,829
Sampo OYJ Class A	24,659	563,252
		14,753,081

France (12.2%)
Alcatel SA (NON)	64,204	250,303
Alstom	4,308	324,935
AXA SA	317,420	10,408,177
BNP Paribas SA	209,070	20,102,878
Bouygues SA	7,819	356,632
Electricite de France	6,839	495,651
France Telecom SA	21,128	591,794
Gaz de France SA	244,419	12,792,085
Lafarge SA	5,284	557,690
LVMH Moet Hennessy Louis Vuitton SA	5,509	486,532
Pinault-Printemps-Redoute SA	3,882	348,698
Renault SA	69,416	4,486,452
Sanofi-Aventis	4,966	326,492
Societe Generale	7,665	695,936
Total SA	352,401	21,265,194
Unibail-Rodamco (R)	2,409	490,861
Vinci SA	25,905	1,224,184
Vivendi SA	445,512	13,944,398
		89,148,892

Germany (7.5%)
Adidas-Salomon AG	12,176	654,067
Allianz SE	115,679	15,913,011
BASF SE	281,482	13,493,114
Bayerische Motoren Werke (BMW) AG	145,895	5,691,732
E.On AG	236,841	11,996,957
Merck KGaA	3,645	391,392
MTU Aero Engines Holding AG	25,387	704,652
RWE AG	9,029	868,325
Salzgitter AG	25,554	2,581,965
SAP AG	10,709	575,175
Siemens AG	8,991	844,025
Tognum AG	63,912	1,262,875
		54,977,290

Greece (0.7%)
Coca-Cola Hellenic Bottling Co. SA	16,765	363,014
Hellenic Telecommunication Organization (OTE) SA	210,486	3,760,951
National Bank of Greece SA	25,434	1,045,732
		5,169,697

Hong Kong (1.6%)

BOC Hong Kong Holdings, Ltd.	3,963,500	7,060,853
Esprit Holdings, Ltd.	86,400	530,846
Hutchison Whampoa, Ltd.	99,000	753,671
Link REIT (The) (R)	959,500	1,985,292
Swire Pacific, Ltd.	117,000	1,031,295
		11,361,957

India (--%)
Satyam Computer Services., Ltd.	47,144	303,316

Ireland (0.6%)
Allied Irish Banks PLC	483,190	4,159,079

Israel (0.1%)
Teva Pharmaceutical Industries, Ltd. ADR	10,600	485,374

Italy (2.9%)
Enel SpA	1,703,883	14,206,788
Finmeccanica SpA	187,333	4,048,389
Intesa Sanpaolo SpA	177,784	970,686
Saras SpA	208,669	866,022
UniCredito Italiano SpA	352,218	1,348,915
		21,440,800

Japan (21.7%)
Aeon Co., Ltd.	109,600	1,113,821
Aisin Seiki Co., Ltd.	37,900	925,621
Astellas Pharma, Inc.	248,600	10,448,794
Canon, Inc.	34,400	1,286,539
Credit Saison Co., Ltd.	231,100	3,760,781
Daito Trust Construction Co., Ltd.	192,100	7,185,097
Dowa Mining Co., Ltd.	72,000	324,972
East Japan Railway Co.	1,494	11,140,743
Fuji Photo Film Cos., Ltd.	11,600	300,723
Fuji Television Network, Inc.	203	260,664
Fujitsu, Ltd.	1,645,000	9,192,628
Honda Motor Co., Ltd.	72,300	2,148,046
Inpex Holdings, Inc.	357	3,093,053
Japan Tobacco, Inc.	2,007	7,558,537
JFE Holdings, Inc.	12,100	376,514
KDDI Corp.	2,212	12,393,556
Komatsu, Ltd.	45,200	731,886
Kyushu Electric Power Co., Inc.	22,700	475,335
Lawson, Inc.	10,000	463,599
Matsushita Electric Industrial Co., Ltd.	483,000	8,385,267
Mitsubishi Corp.	62,100	1,292,711
Mitsubishi UFJ Financial Group, Inc.	104,600	907,038
Mitsui & Co., Ltd.	369,000	4,561,114
Mitsui Fudosan Co., Ltd.	87,000	1,675,452
Mitsui O.S.K. Lines, Ltd.	729,000	6,310,430
NET One Systems Co., Ltd.	394	561,830
Nintendo Co., Ltd.	14,700	6,121,404
Nippon Electric Glass Co., Ltd.	161,000	1,456,407
Nippon Telegraph & Telephone (NTT) Corp.	1,951	8,692,939
NSK, Ltd.	1,345,000	7,795,229
NTT DoCoMo, Inc.	279	450,064
ORIX Corp.	35,910	4,442,289
Sankyo Co., Ltd.	19,000	969,352
Sony Corp.	12,600	389,793
Sumitomo Electric Industries, Ltd.	86,300	938,786
Sumitomo Mitsui Financial Group, Inc.	979	6,135,330
Suruga Bank, Ltd. (The)	57,000	653,807
Suzuken Co., Ltd.	78,300	2,378,551
Suzuki Motor Corp.	187,700	3,486,635
Terumo Corp.	102,500	5,280,404
Tokyo Gas Co., Ltd.	1,738,000	7,189,254
Toyo Suisan Kaisha, Ltd.	143,000	3,626,257
Toyota Boshoku Corp.	48,200	535,019
Toyota Motor Corp.	22,500	955,600
		158,371,871

Luxembourg (1.2%)
Arcelor Mittal (Paris Exchange)	174,715	8,747,884

Malaysia (0.1%)
Tenaga Nasional Berhad	245,300	490,050

Mexico (0.1%)
America Movil SAB de CV ADR Ser. L	8,100	375,516

Netherlands (3.6%)
ASML Holding NV	21,124	377,259
ING Groep NV	296,714	6,455,847
Koninklijke (Royal) KPN NV	739,588	10,662,257
Koninklijke Ahold NV	714,377	8,244,553
Royal Dutch Shell PLC Class A	15,502	447,891
		26,187,807

Norway (3.0%)
DnB Holdings ASA			1,057,084	8,171,418
Petroleum Geo-Services ASA (NON)			25,654	340,793
StatoilHydro ASA			540,318	12,891,341
Yara International ASA			15,740	553,004
				21,956,556

Russia (0.5%)
Gazprom			56,486	456,101
Lukoil			47,816	2,872,063
				3,328,164

Singapore (2.5%)
Chartered Semiconductor Manufacturing, Ltd. (NON)			4,982,000	1,335,055
DBS Group Holdings, Ltd.			399,000	4,719,195
Singapore Airlines, Ltd.			932,800	9,334,564
United Overseas Bank, Ltd.			243,000	2,842,303
				18,231,117

South Korea (0.1%)
Samsung Electronics Co., Ltd.			634	291,977
Shinhan Financial Group Co., Ltd.			5,232	188,661
				480,638

Spain (2.3%)
Banco Santander Central Hispano SA			961,624	14,559,750
Iberdrola SA			89,080	910,717
Telefonica SA			66,521	1,590,549
				17,061,016

Switzerland (14.6%)
Credit Suisse Group			39,113	1,862,888
Julius Baer Holding, Ltd. Class B			25,795	1,268,663
Nestle SA			534,634	23,132,253
Nobel Biocare Holding AG			11,770	394,760
Novartis AG			393,992	20,615,236
Roche Holding AG			140,959	21,981,486
Straumann Holding AG			12,138	3,333,253
Swisscom AG			38,495	11,500,778
Syngenta AG			3,179	675,241
Xstrata PLC (London Exchange)			142,124	4,400,241
Zurich Financial Services AG			61,881	17,159,115
				106,323,914

Taiwan (0.3%)
Acer, Inc.			1,474,550	2,518,673

United Arab Emirates (--%)
DP World, Ltd.			487,850	346,374

United Kingdom (16.7%)
Anglo American PLC			20,864	697,650
BAE Systems PLC			1,586,322	11,644,430
BAT Industries PLC			47,584	1,555,124
BG Group PLC			4,099	73,836
BHP Billiton PLC			787,508	17,817,265
BP PLC			2,263,387	18,845,924
Britvic PLC			197,166	719,307
Davis Service Group PLC			255,186	1,224,463
GKN PLC			718,630	2,527,889
GlaxoSmithKline PLC			915,250	19,777,307
HSBC Holdings PLC (London Exchange)			56,787	909,818
Lloyds TSB Group PLC			82,347	342,612
Premier Foods PLC			1,697,448	2,280,539
Prudential PLC			1,189,980	10,955,631
Reckitt Benckiser PLC			266,333	12,897,906
Reed Elsevier PLC			37,994	376,706
Rio Tinto PLC			127,048	7,906,585
Royal Bank of Scotland Group PLC			2,465,765	8,169,541
Standard Chartered PLC			25,922	629,776
Unilever PLC			18,742	508,871
Vodafone Group PLC			690,006	1,524,660
WM Morrison Supermarkets PLC			97,696	453,579
WPP Group PLC			43,735	354,905
				122,194,324

Total common stocks (cost $886,758,401)				$719,786,639

INVESTMENT COMPANIES (0.9%)(a) (cost $8,879,190)
			Shares	Value

iShares MSCI EAFE Index Fund			122,400	$6,891,120

WARRANTS (0.5%)(a)(NON)
	Expiration	Strike
	date	Price	Warrants	Value

Aldar Properties 144A (United Arab Emirates)	1/12/10	-	1,623,385	$3,522,421
Fuji Television Network, Inc. 144A (issued by Merrill
Lynch International & Co.) (Japan)	11/20/08	-	197	250,913

Total warrants (cost $5,351,778)		$3,773,334

SHORT-TERM INVESTMENTS (2.1%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.25% to 3.01% and
due dates ranging from October 1, 2008 to
November 10, 2008 (d)	$7,618,258	$7,614,580
Federated Prime Obligations Fund	7,987,391	7,987,391

Total short-term investments (cost $15,601,971)		$15,601,971

TOTAL INVESTMENTS

Total investments (cost $916,591,340)(b)		$746,053,064

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/08 (aggregate face value $156,184,757) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$50,836,770	$58,243,123	10/15/08	$(7,406,353)
British Pound	14,112,868	14,563,931	12/17/08	(451,063)
Canadian Dollar	10,687,958	10,896,387	10/15/08	(208,429)
Euro	37,375,492	38,092,424	12/17/08	(716,932)
Japanese Yen	7,315,969	7,134,862	11/19/08	181,107
Norwegian Krone	5,078,630	5,345,189	12/17/08	(266,559)
Swedish Krona	18,067,810	18,685,665	12/17/08	(617,855)
Swiss Franc	3,166,284	3,223,176	12/17/08	(56,892)

Total				$(9,542,976)

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/08 (aggregate face value $128,338,092) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

British Pound	$5,116,427	$5,128,371	12/17/08	$11,944
Canadian Dollar	19,625,474	20,015,816	10/15/08	390,342
Euro	28,889,778	29,482,865	12/17/08	593,087
Japanese Yen	7,830,377	7,785,654	11/19/08	(44,723)
Norwegian Krone	29,061,238	29,677,891	12/17/08	616,653
Swedish Krona	3,334,573	3,419,459	12/17/08	84,886
Swiss Franc	32,501,816	32,828,036	12/17/08	326,220

Total				$1,978,409

NOTES

(a) Percentages indicated are based on net assets of $729,547,957.

(b) The aggregate identified cost on a tax basis is $916,911,387, resulting in gross unrealized appreciation and depreciation of $24,661,084 and $195,519,407, respectively, or net unrealized depreciation of $170,858,323.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2008, the value of securities loaned amounted to $7,296,966. The fund received cash collateral of $7,614,580 which is pooled with collateral of other Putnam funds into 54 issues of short-term investments.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2008.

At September 30, 2008, liquid assets totaling $7,564,987 have been designated as collateral for open forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

The fund had the following industry concentrations greater than 10% at September 30, 2008 (as a percentage of net assets):

Banking	12.7%
Pharmaceuticals	10.1

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At September 30, 2008, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $137,089 for the period ended September 30, 2008. During the period ended September 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $162,324,240 and $167,254,831, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets. The fund’s investments in the financial sector , as reflected in the fund’s schedule of investments, exposes investors to the negative (or positive) performance resulting from these events.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$26,450,092	$-

Level 2	$719,602,972	$(7,564,567)

Level 3	$-	$-

Total	$746,053,064	$(7,564,567)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT International Growth and Income Fund
The fund's portfolio
9/30/08 (Unaudited)

COMMON STOCKS (99.9%)(a)
	Shares	Value

Aerospace and Defense (0.9%)
BAE Systems PLC (United Kingdom)	292,612	$2,147,925

Airlines (1.6%)
Singapore Airlines, Ltd. (Singapore)	403,270	4,035,538

Automotive (3.8%)
Aisin Seiki Co., Ltd. (Japan)	58,200	1,421,403
Bayerische Motoren Werke (BMW) AG (Germany)	43,840	1,710,309
DaimlerChrysler AG (Germany)	55,352	2,798,084
Dongfeng Motor Group Co., Ltd. (China)	2,696,000	996,524
Renault SA (France)	19,040	1,230,582
Toyota Industries Corp. (Japan)	51,800	1,309,679
		9,466,581

Banking (17.5%)
Allied Irish Banks PLC (Ireland)	252,792	2,175,918
Alpha Bank AE (Greece)	56,690	1,246,705
Banco Santander Central Hispano SA (Spain)	438,233	6,635,195
Barclays PLC (United Kingdom)	503,287	3,057,956
BNP Paribas SA (France)	42,237	4,061,249
Commerzbank AG (Germany)	68,083	1,016,864
DBS Group Holdings, Ltd. (Singapore)	246,000	2,909,579
DnB Holdings ASA (Norway)	335,118	2,590,513
HSBC Holdings PLC (United Kingdom)	360,356	5,837,056
KBC Groupe SA (Belgium)	26,505	2,305,424
Lloyds TSB Group PLC (United Kingdom)	325,164	1,352,874
National Bank of Greece SA (Greece)	52,975	2,178,095
Royal Bank of Scotland Group PLC (United Kingdom)	673,071	2,230,010
Unibanco-Uniao de Bancos Brasileiros SA ADR (Brazil)	23,700	2,391,804
UniCredito Italiano SpA (Italy)	884,454	3,387,257
		43,376,499

Basic Materials (1.1%)
Anglo American PLC (United Kingdom)	82,830	2,769,667

Cable Television (0.7%)
Rogers Communications Class B (Canada)	52,000	1,687,068

Chemicals (1.5%)
Akzo Nobel NV (Netherlands)	24,447	1,175,580
BASF SE (Germany)	52,246	2,504,463
		3,680,043

Communications Equipment (1.7%)
Nokia OYJ (Finland)	220,914	4,119,314

Computers (0.5%)
Wincor Nixdorf AG (Germany)	20,741	1,226,245

Conglomerates (1.5%)
Vivendi SA (France)	120,409	3,768,767

Consumer (1.7%)
Matsushita Electric Industrial Co., Ltd. (Japan)	245,000	4,253,396

Consumer Goods (1.5%)
Reckitt Benckiser PLC (United Kingdom)	76,635	3,711,260

Distribution (1.9%)
Marubeni Corp. (Japan)	444,000	2,006,510
Mitsubishi Corp. (Japan)	135,300	2,816,487
		4,822,997

Electric Utilities (3.5%)
E.On AG (Germany)	86,562	4,384,716
Enel SpA (Italy)	518,592	4,323,963
		8,708,679

Electrical Equipment (1.2%)
Mitsubishi Electric Corp. (Japan)	438,000	2,952,325

Electronics (1.5%)
Acer, Inc. (Taiwan)	711,935	1,216,053
Celestica, Inc. (Canada) (NON)	199,800	1,250,628
Compal Electronics, Inc. (Taiwan)	1,853,657	1,339,965
		3,806,646

Engineering & Construction (0.5%)
Daito Trust Construction Co., Ltd. (Japan)	33,500	1,252,997

Financial (2.3%)
Guoco Group, Ltd. (Hong Kong)	223,000	1,882,507
ORIX Corp. (Japan)	17,920	2,216,815
Shinhan Financial Group Co., Ltd. (South Korea)	47,970	1,729,753
		5,829,075

Food (4.7%)
Koninklijke Ahold NV (Netherlands)	184,762	2,132,320
Nestle SA (Switzerland)	74,561	3,226,065
Orkla ASA (Norway)	226,250	2,081,123
Toyo Suisan Kaisha, Ltd. (Japan)	172,000	4,361,652
		11,801,160

Health Care Services (0.7%)
Suzuken Co., Ltd. (Japan)	61,000	1,853,022

Insurance (11.8%)
ACE, Ltd. (Switzerland)	86,100	4,660,593
Allianz SE (Germany)	20,806	2,862,111
AXA SA (France)	194,886	6,390,296
Fairfax Financial Holdings, Ltd. (Canada)	11,700	3,751,258
ING Canada, Inc. (Canada)	88,900	3,004,553
ING Groep NV (Netherlands)	121,315	2,639,549
Zurich Financial Services AG (Switzerland)	21,453	5,948,748
		29,257,108

Investment Banking/Brokerage (1.7%)
3i Group PLC (United Kingdom)	160,710	2,028,981
Credit Suisse Group (Switzerland)	47,636	2,268,824
		4,297,805

Manufacturing (2.5%)
Glory, Ltd. (Japan)	209,500	4,786,984
NSK, Ltd. (Japan)	246,000	1,425,745
		6,212,729

Metals (4.1%)
Arcelor Mittal (Luxembourg)	41,460	2,075,879
Barrick Gold Corp. (Canada)	41,500	1,520,140
BHP Billiton, Ltd. (Australia)	87,064	2,239,712
Salzgitter AG (Germany)	13,107	1,324,325
voestalpine AG (Austria)	26,330	823,774
Xstrata PLC (Switzerland)	67,535	2,090,922
		10,074,752

Natural Gas Utilities (1.2%)
Tokyo Gas Co., Ltd. (Japan)	714,000	2,953,468

Oil & Gas (9.8%)
BP PLC (United Kingdom)	958,099	7,977,540
China Petroleum & Chemical Corp. (China)	2,062,000	1,636,734
Inpex Holdings, Inc. (Japan)	123	1,065,674
Nexen, Inc. (Canada)	71,400	1,657,500
Petroleo Brasileiro SA ADR (Brazil)	29,124	1,280,000
Royal Dutch Shell PLC Class B (Netherlands)	116,351	3,301,466
StatoilHydro ASA (Norway)	122,478	2,922,179
Total SA (France)	72,798	4,392,904
		24,233,997

Pharmaceuticals (5.0%)
Astellas Pharma, Inc. (Japan)	122,100	5,131,930
Ono Pharmaceutical Co., Ltd. (Japan)	69,600	3,222,757
Roche Holding AG (Switzerland)	17,620	2,747,705
UCB SA (Belgium)	37,544	1,334,970
		12,437,362

Railroads (1.3%)
Central Japan Railway Co. (Japan)	335	3,162,753

Real Estate (0.5%)
Great Eagle Holdings, Ltd. (Hong Kong) (R)	563,000	1,238,678

Retail (3.0%)
FamilyMart Co., Ltd. (Japan)	44,600	1,886,279
Herbalife, Ltd. (Cayman Islands)	67,400	2,663,648
Onward Kashiyama Co., Ltd. (Japan)	207,000	2,153,250
Praktiker Bau- und Heimwerkermaerkte AG (Germany)	88,389	821,089
		7,524,266

Semiconductor (--%)
Greatek Electronics, Inc. (Taiwan)	4,459	3,546

Technology Services (1.6%)

Accenture, Ltd. Class A (Bermuda)	36,800	1,398,400
Seiko Epson Corp. (Japan)	115,600	2,667,404
		4,065,804

Telecommunications (4.4%)
KDDI Corp. (Japan)	562	3,148,815
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	890	3,965,513
Vodafone Group PLC (United Kingdom)	1,746,716	3,859,601
		10,973,929

Tobacco (1.1%)
Philip Morris International, Inc.	54,615	2,626,982

Transportation Services (1.0%)
ComfortDelgro Corp., Ltd. (Singapore)	2,420,000	2,530,803

Trucks & Parts (0.6%)
GKN PLC (United Kingdom)	444,062	1,562,055

Total common stocks (cost $324,266,128)		$248,425,241

TOTAL INVESTMENTS

Total investments (cost $324,266,128) (b)		$248,425,241

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/08 (aggregate face value $53,342,761) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$13,642,223	$16,188,324	10/15/08	$(2,546,101)
British Pound	2,718,291	2,675,190	12/17/08	43,101
Canadian Dollar	12,295,610	12,807,951	10/15/08	(512,341)
Euro	9,290,284	9,479,111	12/17/08	(188,827)
Japanese Yen	4,207,857	4,126,991	11/19/08	80,866
Swedish Krona	5,576,328	5,787,372	12/17/08	(211,044)
Swiss Franc	2,264,170	2,277,822	12/17/08	(13,652)

Total				$(3,347,998)

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/08 (aggregate face value $33,985,431) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$1,852,302	$2,126,250	10/15/08	$273,948
Canadian Dollar	1,958,042	2,067,202	10/15/08	109,160
Euro	9,076,637	9,253,697	12/17/08	177,060
Japanese Yen	13,767,657	13,427,147	11/19/08	(340,510)
Norwegian Krone	6,751,859	7,111,135	12/17/08	359,276

Total				$578,934

NOTES

(a) Percentages indicated are based on net assets of $248,500,913.

(b) The aggregate identified cost on a tax basis is $325,001,028, resulting in gross unrealized appreciation and depreciation of $5,053,920 and $81,629,707, respectively, or net unrealized depreciation of $76,575,787.

(NON) Non-income-producing security.

(R) Real Estate Investment Trust.

At September 30, 2008, liquid assets totaling $2,769,064 have been designated as collateral for open forward contracts.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $47,004 for the period ended September 30, 2008. During the period ended September 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $59,007,759 and $59,007,759, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at September 30, 2008 (as a percentage of Portfolio Value):

Japan	24.1%
United Kingdom	14.7
Switzerland	8.4
France	8.0
Germany	7.5
Canada	5.2
Singapore	3.8
Netherlands	3.7
Norway	3.1
Italy	3.0
Spain	2.7
Finland	1.7
Brazil	1.5
Belgium	1.5
Greece	1.4
Hong Kong	1.3
Cayman Islands	1.1
China	1.1
United States	1.1
Taiwan	1.0
Australia	0.9
Ireland	0.9
Luxembourg	0.8
South Korea	0.7
Bermuda	0.5
Austria	0.3

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At September 30, 2008, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Market Conditions Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets. The fund’s investments in the financial sector , as reflected in the fund’s schedule of investments, exposes investors to the negative (or positive) performance resulting from these events.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$27,892,574	$-

Level 2	$220,532,667	$(2,769,064)

Level 3	$-	$-

Total	$248,425,241	$(2,769,064)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT International New Opportunities Fund
The fund's portfolio
9/30/08 (Unaudited)

COMMON STOCKS (96.3%)(a)
	Shares	Value

Advertising and Marketing Services (0.8%)
Focus Media Holding, Ltd. ADR (China) (NON) (S)	19,300	$550,243
JC Decaux SA (France)	32,109	710,952
		1,261,195

Aerospace and Defense (2.1%)
BAE Systems PLC (United Kingdom)	310,176	2,276,854
Safran SA (France) (S)	57,294	996,516
		3,273,370

Airlines (1.2%)
Air Arabia (United Arab Emirates) (NON)	2,941,718	1,169,351
Qantas Airways, Ltd. (Australia)	314,367	797,417
		1,966,768

Automotive (0.5%)
Renault SA (France)	11,683	755,089

Banking (7.0%)
BNP Paribas SA (France)	16,386	1,575,576
Industrial & Commercial Bank of China (China)	1,619,000	964,401
National Bank of Greece SA (Greece)	77,806	3,199,035
Standard Chartered PLC (United Kingdom)	142,679	3,466,391
Sumitomo Mitsui Financial Group, Inc. (Japan)	140	877,371
Toronto-Dominion Bank (Canada)	18,100	1,090,083
		11,172,857

Basic Materials (1.2%)
Antofagasta PLC (United Kingdom)	260,742	1,880,266

Beverage (1.1%)
Britvic PLC (United Kingdom)	150,924	550,605
InBev NV (Belgium)	20,930	1,235,779
		1,786,384

Cable Television (1.2%)
Rogers Communications Class B (Canada)	59,700	1,936,883

Coal (0.4%)
Centennial Coal Co., Ltd. (Australia)	191,724	574,856

Commercial and Consumer Services (2.4%)
Compass Group PLC (United Kingdom)	107,346	668,500
De La Rue PLC (United Kingdom)	82,939	1,350,956
Nissha Printing Co., Ltd. (Japan)	36,000	1,747,568
		3,767,024

Computers (2.1%)
Aveva Group PLC (United Kingdom)	37,454	766,796
Gemalto NV (France) (NON)	68,953	2,494,439
		3,261,235

Conglomerates (1.7%)
Vivendi SA (France)	85,973	2,690,930

Consumer (0.7%)
LVMH Moet Hennessy Louis Vuitton SA (France)	13,452	1,188,026

Consumer Goods (3.2%)
Reckitt Benckiser PLC (United Kingdom)	104,770	5,073,775

Distribution (0.3%)
Medion AG (Germany) (S)	38,086	430,528

Electric Utilities (5.5%)
Electricite de France (France)	34,254	2,482,529
Enel SpA (Italy)	121,205	1,010,594
E.On AG (Germany)	65,641	3,324,983
Scottish and Southern Energy PLC (United Kingdom)	78,479	1,995,426
		8,813,532

Electrical Equipment (0.5%)
Daikin Industries, Ltd. (Japan)	23,000	781,012

Electronics (0.9%)
LG Electronics, Inc. (South Korea)	14,730	1,372,864

Energy (Oil Field) (0.6%)

Petroleum Geo-Services ASA (Norway) (NON)	68,150	905,319

Energy (Other) (1.0%)
Vestas Wind Systems A/S (Denmark) (NON)	17,300	1,506,716

Financial (2.7%)
IG Group Holdings PLC (United Kingdom)	343,033	1,955,641
Sony Financial Holdings, Inc. (Japan)	390	1,539,954
Sony Financial Holdings, Inc. 144A (Japan)	181	714,697
		4,210,292

Food (5.8%)
Barry Callebaut AG (Switzerland) (NON)	1,463	879,748
Groupe Danone (France)	13,305	942,988
Nestle SA (Switzerland)	48,070	2,079,867
Nutreco Holding NV (Netherlands)	14,808	695,583
Snow Brand Milk Products Co., Ltd. (Japan) (S)	526,000	1,684,624
Sodexho Alliance SA (France)	11,021	653,204
Toyo Suisan Kaisha, Ltd. (Japan)	85,000	2,155,468
		9,091,482

Health Care Services (1.4%)
Suzuken Co., Ltd. (Japan)	46,400	1,409,511
Toho Pharmaceutical Co., Ltd. (Japan) (S)	53,300	750,752
		2,160,263

Insurance (1.8%)
ING Groep NV (Netherlands)	37,165	808,629
Prudential PLC (United Kingdom)	107,935	993,711
Zurich Financial Services AG (Switzerland)	4,035	1,118,874
		2,921,214

Machinery (1.7%)
Alstom (France)	35,108	2,648,054

Manufacturing (1.9%)
Charter PLC (United Kingdom)	78,891	881,987
Glory, Ltd. (Japan)	91,200	2,083,880
		2,965,867

Media (0.5%)
Astral Media, Inc. (Canada)	25,500	765,240

Medical Technology (4.8%)
China Medical Technologies, Inc. ADR (China) (S)	19,650	640,197
Cie Generale D'Optique Essilor International SA
(France)	15,067	753,592
Fresenius Medical Care AG & Co. (Germany)	20,774	1,069,816
Fresenius Medical Care AG & Co. 144A (Germany) (NON)	18,520	953,740
Smith & Nephew PLC (United Kingdom)	82,545	870,231
Terumo Corp. (Japan)	63,300	3,260,971
		7,548,547

Metals (6.1%)
ArcelorMittal (Amsterdam Exchange) (Luxembourg)	39,371	1,969,728
BHP Billiton, Ltd. (Australia)	126,838	3,262,895
Rio Tinto, Ltd. (Australia)	29,521	2,034,321
Teck Cominco, Ltd. Class B (Canada)	46,600	1,323,545
Vallourec SA (France)	4,919	1,070,088
		9,660,577

Natural Gas Utilities (1.7%)
Gaz de France SA (France)	51,398	2,690,002

Oil & Gas (6.1%)
BG Group PLC (United Kingdom)	104,190	1,888,190
Inpex Holdings, Inc. (Japan)	136	1,178,306
Lukoil (Russia)	32,500	1,952,109
Seadrill, Ltd. (Bermuda)	48,196	991,406
StatoilHydro ASA (Norway)	46,450	1,108,241
Total SA (France)	41,485	2,503,360
		9,621,612

Pharmaceuticals (12.9%)
Astellas Pharma, Inc. (Japan)	84,000	3,530,566
AstraZeneca PLC (London Exchange) (United Kingdom)	29,932	1,310,162
CSL, Ltd. 144A (Australia) (NON)	23,790	717,533
GlaxoSmithKline PLC (United Kingdom)	39,334	849,954
Hisamitsu Pharmaceutical Co., Inc. (Japan)	41,400	1,797,770
Novartis AG (Switzerland)	99,791	5,221,464
Novo Nordisk A/S Class B (Denmark)	28,100	1,439,856
Roche Holding AG (Switzerland)	21,598	3,368,044
Sanofi-Aventis (France)	12,376	813,665
Teva Pharmaceutical Industries, Ltd. ADR (Israel) (S)	29,800	1,364,542
		20,413,556

Publishing (0.4%)
Reed Elsevier PLC (United Kingdom)	68,487	679,041

Railroads (0.5%)
East Japan Railway Co. (Japan)	96	715,871

Real Estate (2.1%)
Link REIT (The) (Hong Kong) (R)	708,500	1,465,950
Mitsubishi Estate Co., Ltd. (Japan)	44,000	864,959
Unibail-Rodamco (France) (R)	4,793	976,628
		3,307,537

Schools (0.7%)
Benesse Corp. (Japan)	28,500	1,163,686

Software (3.2%)
Capcom Co., Ltd. (Japan)	49,800	1,414,505
SAP AG (Germany)	59,121	3,175,357
Temenos Group AG (Switzerland) (NON) (S)	26,266	491,565
		5,081,427

Telecommunications (4.5%)
France Telecom SA (France)	33,458	937,157
KDDI Corp. (Japan)	165	924,474
Koninklijke (Royal) KPN NV (Netherlands)	86,239	1,243,263
StarHub, Ltd. (Singapore)	697,000	1,250,626
Telefonica SA (Spain)	117,569	2,811,131
		7,166,651

Textiles (0.9%)
Gildan Activewear, Inc. (Canada) (NON)	62,400	1,386,992

Tobacco (1.4%)
BAT Industries PLC (United Kingdom)	68,539	2,239,968

Toys (0.8%)
Nintendo Co., Ltd. (Japan)	3,200	1,332,550

Total common stocks (cost $171,842,896)		$152,169,058

SHORT-TERM INVESTMENTS (7.5%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.25% to 3.01% and
due dates ranging from October 1, 2008 to
November 10, 2008 (d)	$6,336,713	$6,334,688
Federated Prime Obligations Fund	5,513,651	5,513,651

Total short-term investments (cost $11,848,339)		$11,848,339

TOTAL INVESTMENTS

Total investments (cost $183,691,235) (b)		$164,017,397

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/08 (aggregate face value $52,881,326) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$7,135,364	$8,459,389	10/15/08	$(1,324,025)
British Pound	6,937,713	6,928,464	12/17/08	9,249
Canadian Dollar	5,406,532	5,483,894	10/15/08	(77,362)
Euro	9,704,298	9,852,697	12/17/08	(148,399)
Japanese Yen	7,497,804	7,342,661	11/19/08	155,143
Norwegian Krone	2,100,532	2,210,954	12/17/08	(110,422)
Swedish Krona	3,427,560	3,545,316	12/17/08	(117,756)
Swiss Franc	8,977,701	9,057,951	12/17/08	(80,250)

Total				$(1,693,822)

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/08 (aggregate face value $43,923,729) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$2,040,743	$2,088,695	10/15/08	$47,952
British Pound	7,564,832	7,508,352	12/17/08	(56,480)
Canadian Dollar	13,756,428	14,223,270	10/15/08	466,842
Euro	12,908,307	13,134,479	12/17/08	226,172
Japanese Yen	1,120,403	1,127,303	11/19/08	6,900
Norwegian Krone	4,966,480	5,033,433	12/17/08	66,953
Swedish Krona	749,994	769,391	12/17/08	19,397
Swiss Franc	38,633	38,806	12/17/08	173

Total				$777,909

NOTES

(a) Percentages indicated are based on net assets of $158,066,177.

(b) The aggregate identified cost on a tax basis is $183,729,695, resulting in gross unrealized appreciation and depreciation of $9,036,949 and $28,749,247, respectively, or net unrealized depreciation of $19,712,298.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2008, the value of securities loaned amounted to $6,043,385. Certain of these securities were sold prior to period-end. The fund received cash collateral of $6,334,688 which is pooled with collateral of other Putnam funds into 54 issues of short-term investments.

(NON) Non-income-producing security.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2008.

At September 30, 2008, liquid assets totaling $915,911 have been designated as collateral for open forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR, after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at September 30, 2008 (as a percentage of Portfolio Value):

Japan	19.0%
United Kingdom	18.8
France	17.1
Switzerland	8.4
Germany	5.7
Australia	4.7
Canada	4.1
United States	3.5
Greece	2.0
Denmark	1.9
Spain	1.8
Netherlands	1.7
China	1.4
Norway	1.3
Luxembourg	1.2
Russia	1.2
Hong Kong	0.9
South Korea	0.9
Israel	0.9
Singapore	0.8
Belgium	0.8
United Arab Emirates	0.7
Italy	0.6
Bermuda	0.6

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At September 30, 2008, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $138,886 for the period ended September 30, 2008. During the period ended September 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $82,839,615 and $85,215,112, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets. The fund’s investments in the financial sector , as reflected in the fund’s schedule of investments, exposes investors to the negative (or positive) performance resulting from these events.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$15,740,727	$-

Level 2	$148,276,670	$(915,913)

Level 3	$-	$-

Total	$164,017,397	$(915,913)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Investors Fund
The fund's portfolio
9/30/08 (Unaudited)

COMMON STOCKS (98.3%)(a)
	Shares	Value

Advertising and Marketing Services (0.8%)
Omnicom Group, Inc. (S)	72,000	$2,776,320

Aerospace and Defense (4.2%)
Boeing Co. (The)	41,400	2,374,290
General Dynamics Corp.	36,300	2,672,406
L-3 Communications Holdings, Inc.	23,178	2,278,861
Lockheed Martin Corp. (S)	27,863	3,055,735
United Technologies Corp.	48,700	2,924,922
		13,306,214

Automotive (0.5%)
Johnson Controls, Inc.	47,800	1,449,774

Banking (7.5%)
Bank of America Corp.	239,976	8,399,160
Bank of New York Mellon Corp. (The)	99,800	3,251,484
BB&T Corp.	50,000	1,890,000
U.S. Bancorp	133,899	4,823,042
Wells Fargo & Co.	138,400	5,194,152
		23,557,838

Beverage (1.7%)
PepsiCo, Inc.	76,200	5,430,774

Biotechnology (1.1%)
Amgen, Inc. (NON)	57,500	3,408,025

Chemicals (2.0%)
Monsanto Co.	29,576	2,927,432
Potash Corp. of Saskatchewan (Canada)	15,513	2,047,871
PPG Industries, Inc.	22,500	1,312,200
		6,287,503

Commercial and Consumer Services (1.4%)
Dun & Bradstreet Corp. (The)	31,346	2,957,809
Expedia, Inc. (NON) (S)	72,900	1,101,519
Priceline.com, Inc. (NON)	4,400	301,092
		4,360,420

Communications Equipment (3.4%)
Cisco Systems, Inc. (NON)	291,100	6,567,216
Nokia OYJ ADR (Finland)	135,300	2,523,345
Qualcomm, Inc.	40,400	1,735,988
		10,826,549

Computers (5.3%)
Apple Computer, Inc. (NON)	36,437	4,141,429
EMC Corp. (NON)	59,500	711,620
Hewlett-Packard Co.	156,870	7,253,669
IBM Corp.	38,600	4,514,656
		16,621,374

Conglomerates (3.1%)
Danaher Corp. (S)	16,800	1,165,920
General Electric Co.	297,300	7,581,150
Textron, Inc.	33,400	977,952
		9,725,022

Consumer Goods (3.0%)
Colgate-Palmolive Co.	20,700	1,559,745
Procter & Gamble Co. (The)	111,800	7,791,342
		9,351,087

Electric Utilities (1.5%)
Exelon Corp.	35,200	2,204,224
Pepco Holdings, Inc.	113,500	2,600,285
		4,804,509

Electronics (1.1%)
Intel Corp.	191,900	3,594,287

Energy (Oil Field) (1.5%)
Halliburton Co. (S)	73,700	2,387,143
National-Oilwell Varco, Inc. (NON)	45,400	2,280,442
		4,667,585

Financial (3.0%)
JPMorgan Chase & Co.	205,240	9,584,708

Food (1.0%)
Kraft Foods, Inc. Class A	92,748	3,037,497

Health Care Services (3.8%)
Aetna, Inc.	58,126	2,098,930
Express Scripts, Inc. (NON) (S)	33,564	2,477,694
McKesson Corp.	60,600	3,260,886
Quest Diagnostics, Inc.	66,369	3,429,286
Tenet Healthcare Corp. (NON)	124,200	689,310
		11,956,106

Insurance (2.1%)
ACE, Ltd. (Switzerland)	39,300	2,127,309
Berkshire Hathaway, Inc. Class B (NON)	587	2,579,865
MetLife, Inc.	36,800	2,060,800
		6,767,974

Investment Banking/Brokerage (2.9%)
Franklin Resources, Inc.	16,792	1,479,879
Goldman Sachs Group, Inc. (The)	58,781	7,523,968
Invesco, Ltd.	15,100	316,798
		9,320,645

Lodging/Tourism (0.7%)
Carnival Corp. (S)	64,400	2,276,540

Machinery (1.1%)
Caterpillar, Inc.	32,654	1,946,178
Deere (John) & Co.	29,400	1,455,300
		3,401,478

Manufacturing (1.3%)
Illinois Tool Works, Inc. (S)	52,300	2,324,735
Roper Industries, Inc. (S)	28,900	1,646,144
		3,970,879

Media (1.2%)
Walt Disney Co. (The) (S)	121,300	3,722,697

Medical Technology (3.7%)
Hologic, Inc. (NON) (S)	79,100	1,529,003
Hospira, Inc. (NON)	39,000	1,489,800
Medtronic, Inc.	94,582	4,738,558
Mettler-Toledo International, Inc. (NON)	26,998	2,645,804
Waters Corp. (NON)	23,000	1,338,140
		11,741,305

Metals (0.7%)
Freeport-McMoRan Copper & Gold, Inc. Class B (S)	20,630	1,172,816
Nucor Corp.	27,400	1,082,300
		2,255,116

Office Equipment & Supplies (0.3%)
Pitney Bowes, Inc.	28,500	947,910

Oil & Gas (12.7%)
Apache Corp.	31,500	3,284,820
Chevron Corp.	106,300	8,767,624
ConocoPhillips	71,451	5,233,786
Devon Energy Corp.	36,800	3,356,160
Exxon Mobil Corp.	98,200	7,626,212
Hess Corp.	26,259	2,155,339
Marathon Oil Corp.	76,800	3,062,016
Occidental Petroleum Corp.	60,600	4,269,270
XTO Energy, Inc.	53,975	2,510,917
		40,266,144

Pharmaceuticals (6.5%)
Abbott Laboratories	82,200	4,733,076
Eli Lilly & Co.	60,700	2,672,621
Johnson & Johnson	120,600	8,355,168
Merck & Co., Inc.	147,600	4,658,256
		20,419,121

Power Producers (0.2%)
NRG Energy, Inc. (NON) (S)	27,000	668,250

Publishing (0.3%)
Wiley (John) & Sons, Inc. Class A	22,829	923,433

Railroads (0.9%)
Burlington Northern Santa Fe Corp. (S)	29,990	2,771,976

Regional Bells (2.8%)
AT&T, Inc.	189,610	5,293,911
Verizon Communications, Inc.	110,800	3,555,572
		8,849,483

Restaurants (1.9%)
Burger King Holdings, Inc. (S)	63,834	1,567,763
McDonald's Corp.	73,700	4,547,290
		6,115,053

Retail (5.1%)
Best Buy Co., Inc. (S)	47,550	1,783,125
CVS Caremark Corp.	105,620	3,555,169
GameStop Corp. (NON)	30,200	1,033,142
Kroger Co.	103,200	2,835,936
TJX Cos., Inc. (The)	86,800	2,649,136
Wal-Mart Stores, Inc. (S)	72,000	4,312,080
		16,168,588

Software (4.6%)
Adobe Systems, Inc. (NON)	72,980	2,880,521
Microsoft Corp.	252,600	6,741,894
Oracle Corp. (NON)	158,300	3,215,073
Symantec Corp. (NON)	84,700	1,658,426
		14,495,914

Technology Services (2.1%)
Accenture, Ltd. Class A (Bermuda) (S)	95,246	3,619,348
Google, Inc. Class A (NON)	7,207	2,886,548
		6,505,896

Tobacco (1.1%)
Philip Morris International, Inc.	72,600	3,492,060

Waste Management (0.2%)
Waste Connections, Inc. (NON)	19,100	655,130

Total common stocks (cost $302,670,339)		$310,481,184

SHORT-TERM INVESTMENTS (9.7%)(a)
	Principal
	amount/shares	Value

Federated Prime Obligations Fund	2,935,316	$2,935,316
Short-term investments held as collateral for loaned
securities with yields ranging from 0.50% to 3.01% and
due dates ranging from October 1, 2008 to
November 10, 2008 (d)	$27,887,227	27,857,432

Total short-term investments (cost $30,792,748)		$30,792,748

TOTAL INVESTMENTS

Total investments (cost $333,463,087)(b)		$341,273,932

WRITTEN OPTIONS OUTSTANDING at 9/30/08 (premiums received $13,059) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Annaly Capital Management, Inc. (Put)	$21,080	Oct-08/$14.00	$26,194

NOTES

(a) Percentages indicated are based on net assets of $315,999,484.

(b) The aggregate identified cost on a tax basis is $343,214,027, resulting in gross unrealized appreciation and depreciation of $23,518,495 and $25,458,590, respectively, or net unrealized depreciation of $1,940,095.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2008, the value of securities loaned amounted to $27,405,916. Certain of these securities were sold prior to period-end. The fund received cash collateral of $27,857,432 which is pooled with collateral of other Putnam funds into 52 issues of short-term investments.

(S) Securities on loan, in part or in entirety, at September 30, 2008.

At September 30, 2008, liquid assets totaling $26,194 have been designated as collateral for open options contracts.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $100,840 for the period ended September 30, 2008. During the period ended September 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $72,117,239 and $78,902,793, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$313,416,500	$-

Level 2	$27,857,432	$(13,135)

Level 3	$-	$-

Total	$341,273,932	$(13,135)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Mid Cap Value Fund
The fund's portfolio
9/30/08 (Unaudited)

COMMON STOCKS (97.4%)(a)
	Shares	Value

Aerospace and Defense (1.4%)
L-3 Communications Holdings, Inc.	6,760	$664,643

Banking (7.2%)
City National Corp.	5,210	282,903
Cullen/Frost Bankers, Inc.	5,760	345,600
Fifth Third Bancorp	26,240	312,256
First Citizens BancShares, Inc. Class A	5,980	1,070,420
People's United Financial, Inc.	8,470	163,048
Regions Financial Corp.	18,170	174,432
Sovereign Bancorp, Inc. (S)	80,170	316,672
TCF Financial Corp.	33,102	595,836
UMB Financial Corp.	3,299	173,263
		3,434,430

Building Materials (1.6%)
Stanley Works (The)	17,770	741,720

Chemicals (2.1%)
Celanese Corp. Ser. A	21,910	611,508
PPG Industries, Inc.	6,410	373,831
		985,339

Coal (0.6%)
Massey Energy Co.	8,420	300,341

Commercial and Consumer Services (0.9%)
URS Corp. (NON)	11,710	429,406

Construction (0.7%)
USG Corp. (NON) (S)	13,190	337,664

Consumer (1.2%)
Harman International Industries, Inc.	16,540	563,518

Consumer Goods (3.8%)
Clorox Co.	10,450	655,111
Newell Rubbermaid, Inc.	35,110	605,999
Weight Watchers International, Inc.	14,370	525,942
		1,787,052

Electric Utilities (4.0%)
Edison International	17,330	691,467
PG&E Corp.	10,230	383,114
Progress Energy, Inc.	6,960	300,185
Wisconsin Energy Corp.	12,060	541,494
		1,916,260

Electrical Equipment (1.9%)
WESCO International, Inc. (NON)	28,270	909,729

Electronics (2.8%)
Amphenol Corp. Class A	6,210	249,269
Avnet, Inc. (NON)	11,010	271,176
General Cable Corp. (NON)	22,620	805,951
		1,326,396

Energy (Oil Field) (3.5%)
BJ Services Co.	40,630	777,252
National-Oilwell Varco, Inc. (NON)	9,504	477,386
Oceaneering International, Inc. (NON)	7,420	395,634
		1,650,272

Financial (2.9%)
CIT Group, Inc.	68,750	478,500
Nasdaq OMX Group, Inc. (The) (NON)	29,490	901,509
		1,380,009

Gaming & Lottery (0.9%)
Scientific Games Corp. Class A (NON) (S)	19,250	443,135

Health Care Services (9.2%)
AmerisourceBergen Corp.	19,410	730,787
Coventry Health Care, Inc. (NON) (S)	25,170	819,284
Omnicare, Inc. (S)	54,345	1,563,506
Pediatrix Medical Group, Inc. (NON)	22,910	1,235,307
		4,348,884

Insurance (7.7%)
Fidelity National Title Group, Inc. Class A	70,850	1,041,495
Marsh & McLennan Cos., Inc.	23,540	747,630
Progressive Corp. (The)	42,910	746,634
W.R. Berkley Corp.	46,970	1,106,144
		3,641,903

Investment Banking/Brokerage (0.6%)
Ameriprise Financial, Inc.	7,220	275,804

Machinery (1.4%)
Kennametal, Inc. (S)	23,970	650,066

Media (2.2%)
Interpublic Group of Companies, Inc. (The) (NON) (S)	134,470	1,042,143

Metals (1.8%)
Steel Dynamics, Inc.	26,690	456,132
United States Steel Corp.	5,350	415,214
		871,346

Natural Gas Utilities (3.0%)
National Fuel Gas Co.	14,450	609,501
Questar Corp.	20,440	836,405
		1,445,906

Oil & Gas (4.1%)
Cabot Oil & Gas Corp. Class A	15,410	556,917
Frontier Oil Corp.	25,940	477,815
Newfield Exploration Co. (NON)	20,500	655,795
Pioneer Natural Resources Co.	5,230	273,424
		1,963,951

Pharmaceuticals (1.9%)
Sepracor, Inc. (NON)	50,320	921,359

Power Producers (0.5%)
Reliant Resources, Inc. (NON)	32,590	239,537

Real Estate (4.1%)
Annaly Capital Management, Inc. (R)	27,320	367,454
Colonial Properties Trust (R)	12,030	224,841
DiamondRock Hospitality Co. (R)	44,270	402,857
General Growth Properties, Inc. (R)	27,470	414,797
HCP, Inc. (R)	13,110	526,104
		1,936,053

Retail (12.7%)
Abercrombie & Fitch Co. Class A	26,910	1,061,600
BJ's Wholesale Club, Inc. (NON) (S)	26,230	1,019,298
OfficeMax, Inc.	69,190	615,099
Ross Stores, Inc.	16,070	591,537
Sally Beauty Holdings, Inc. (NON)	150,505	1,294,343
Timberland Co. (The) Class A (NON)	81,730	1,419,650
		6,001,527

Semiconductor (4.9%)
Atmel Corp. (NON)	424,690	1,439,699
Maxim Integrated Products, Inc.	49,780	901,018
		2,340,717

Shipping (4.4%)
Con-way, Inc.	26,680	1,176,850
DryShips, Inc. (Greece) (S)	25,560	907,124
		2,083,974

Software (3.4%)
McAfee, Inc. (NON)	29,612	1,005,624
Parametric Technology Corp. (NON)	32,230	593,032
		1,598,656

Total common stocks (cost $54,176,996)		$46,231,740

CONVERTIBLE PREFERRED STOCKS (--%)(a) (cost $18,278)
	Shares	Value

CIT Group, Inc. $1.937 cv. pfd.	1,968	$17,063

SHORT-TERM INVESTMENTS (12.0%)(a)
	Principal/shares	Value

Federated Prime Obligations Fund	1,191,488	$1,191,488
Short-term investments held as collateral for loaned
securities with yields ranging from 0.50% to 3.01% and
due dates ranging from October 1, 2008 to
November 10, 2008 (d)	$4,521,491	4,516,660

Total short-term investments (cost $5,708,148)		$5,708,148

TOTAL INVESTMENTS

Total investments (cost $59,903,422) (b)	$51,956,951

NOTES

(a) Percentages indicated are based on net assets of $47,441,655.

(b) The aggregate identified cost on a tax basis is $60,096,711, resulting in gross unrealized appreciation and depreciation of $3,761,884 and $11,901,644, respectively, or net unrealized depreciation of $8,139,760.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2008, the value of securities loaned amounted to $4,362,687. The fund received cash collateral of $4,516,660 which is pooled with collateral of other Putnam funds into 52 issues of short-term investments.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2008.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $35,108 for the period ended September 30, 2008. During the period ended September 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $19,120,524 and $21,073,062, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets. The fund's investments in the financial sector, as reflected in the fund's schedule of investments, exposes investors to the negative (or positive) performance resulting from these events.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$47,423,228	$-

Level 2	$4,533,723	$-

Level 3		$-

Total	$51,956,951	$-

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Money Market Fund
The fund's portfolio
9/30/08 (Unaudited)

ASSET-BACKED COMMERCIAL PAPER (31.3%)(a)
			Principal
	Yield (%)	Maturity date	amount	Value

Alpine Securitization	4.603	10/1/08	$9,150,000	$9,150,000
Alpine Securitization	4.101	11/14/08	3,700,000	3,681,549
Atlantic Asset Securitization Corp.	6.007	10/7/08	3,000,000	2,997,000
Atlantic Asset Securitization Corp.	2.766	11/12/08	3,000,000	2,990,375
Atlantis One Funding Corp.	2.751	11/5/08	2,000,000	1,994,672
Bryant Park Funding, LLC	6.000	10/1/08	600,000	600,000
Bryant Park Funding, LLC	4.184	12/10/08	3,000,000	2,975,792
Bryant Park Funding, LLC	4.107	10/14/08	7,600,000	7,588,748
Citibank Credit Card Issuance Trust Dakota Notes	2.883	10/31/08	1,000,000	997,617
Citibank Credit Card Issuance Trust Dakota Notes	2.796	11/24/08	2,000,000	1,991,660
Enterprise Funding Co., LLC	4.153	10/3/08	8,000,000	7,998,156
Enterprise Funding Co., LLC	2.771	11/19/08	3,000,000	2,988,771
Enterprise Funding Co., LLC	2.734	10/2/08	1,300,000	1,299,902
Enterprise Funding Co., LLC	2.660	10/6/08	2,956,000	2,954,912
Gemini Securitization Corp., LLC	6.000	10/1/08	9,000,000	8,998,500
Gemini Securitization Corp., LLC	2.820	10/6/08	2,000,000	1,999,222
Gotham Funding Corp.	2.820	11/18/08	2,000,000	1,992,533
Govco, Inc.	4.025	11/24/08	910,000	904,540
Govco, Inc.	2.989	12/23/08	3,000,000	2,979,596
Govco, Inc.	2.770	11/21/08	2,300,000	2,291,040
Matchpoint Master Trust	2.576	10/14/08	4,000,000	3,996,288
MetLife Short-term Funding, LLC	3.026	11/13/08	3,000,000	2,989,322
MetLife Short-term Funding, LLC	2.985	11/28/08	1,500,000	1,492,895
Old Line Funding Corp.	6.000	10/1/08	4,000,000	4,000,000
Old Line Funding Corp.	4.157	10/14/08	8,000,000	7,989,528
Old Line Funding Corp.	2.809	11/3/08	3,000,000	2,992,328
Old Line Funding Corp.	2.779	10/7/08	3,000,000	2,998,620
Sheffield Receivables	6.000	10/1/08	8,000,000	8,000,000
Sheffield Receivables	2.790	10/9/08	4,000,000	3,997,538
Starbird Funding Corp.	3.076	10/31/08	3,000,000	2,992,375
Starbird Funding Corp.	2.833	11/5/08	5,000,000	4,986,292
Three Pillars Funding Corp.	2.820	11/20/08	1,500,000	1,494,167
Three Pillars Funding Corp.	2.536	10/8/08	2,189,000	2,187,923
Thunder Bay Funding, Inc.	6.000	10/1/08	2,966,000	2,966,000
Thunder Bay Funding, Inc.	4.541	12/11/08	5,000,000	4,955,000
Thunder Bay Funding, Inc.	2.801	10/15/08	5,000,000	4,994,579
Victory Receivables Corp.	2.790	10/10/08	3,000,000	2,997,923
Windmill Funding Corp.	3.057	1/29/09	2,000,000	1,979,867
Windmill Funding Corp.	2.742	10/16/08	2,000,000	1,997,725
Yorktown Capital, LLC	4.272	11/13/08	2,000,000	1,989,847
Yorktown Capital, LLC	4.154	10/7/08	4,400,000	4,396,957

Total asset-backed commercial paper (cost $145,769,759)				$145,769,759

CORPORATE BONDS AND NOTES (27.6%)(a)
			Principal
	Yield (%)	Maturity date	amount	Value

Allstate Life Global Funding II sr. notes FRN Ser. MTN
(M)	3.454	3/20/13	$5,000,000	$5,000,000
American Honda Finance Corp. 144A FRN Ser. MTN	2.961	8/26/09	2,325,000	2,325,000
American Honda Finance Corp. 144A FRN Ser. MTN	2.863	8/11/09	1,900,000	1,898,710
American Honda Finance Corp. 144A FRN Ser. MTN1	2.918	4/14/09	3,000,000	3,000,000
Australia & New Zealand Banking Group, Ltd. 144A FRN
(Australia)	3.021	7/2/09	3,000,000	3,000,000
Bank of America NA sr. unsec. notes FRN Ser. BKNT (M)	2.988	4/3/14	4,000,000	4,000,000
Bank of Ireland government guaranty sr. unsec. notes
FRN Ser. MTN (Ireland)	3.073	12/19/08	3,250,000	3,248,185
Bank of New York Mellon Corp. (The) 144A sr. unsec.
notes FRN Ser. XMTN	2.498	11/7/08	2,000,000	2,000,000
Bank of Nova Scotia 144A FRN (Canada) (M)	3.041	4/9/13	2,500,000	2,500,000
Bank of Scotland PLC 144A bank guaranty sr. unsec.
notes FRN Ser. MTN* (United Kingdom)	2.487	10/9/08	3,000,000	3,000,000
BP Capital Markets PLC company guaranty unsec. notes
FRN (United Kingdom) (M)	2.918	12/10/12	3,000,000	3,000,000
Commonwealth Bank of Australia 144A FRN Ser. MTN
(Australia)	3.051	8/3/09	3,000,000	3,000,000
Commonwealth Bank of Australia 144A sr. unsub. unsec.
notes FRN (Australia) (M)	2.988	1/3/13	1,000,000	1,000,000
General Electric Capital Corp. sr. unsec. notes FRN
Ser. A	2.919	6/15/09	4,400,000	4,401,594
HSBC USA, Inc. sr. unsec. notes FRN Ser. *	2.498	10/15/08	5,000,000	5,000,000
IBM International Group Capital, LLC 144A company
guaranty sr. notes FRN (International Business
Machines Corp. (Letter of credit (LOC))) (M)	3.031	6/26/14	2,970,000	2,970,000
ING Bank NV 144A FRN (Netherlands) (M)	3.726	3/26/14	3,000,000	3,000,000
ING Bank NV 144A FRN (Netherlands)	3.169	6/15/09	2,000,000	2,000,000
ING USA Global Funding Trust FRN Ser. MTN (M)	3.513	6/19/13	2,830,000	2,830,000
Lloyds TSB Group PLC 144A sr. unsec. unsub. bonds FRB
Ser. EXTC (United Kingdom) (M)	3.102	8/7/13	3,000,000	3,000,000
MetLife Global Funding I 144A sr. notes FRN	3.163	4/13/09	3,000,000	3,000,000
MetLife Global Funding I 144A sr. unsub. notes FRN (M)	3.041	1/9/13	4,000,000	4,000,000
Monumental Global Funding III 144A FRN	2.868	1/15/09	2,000,000	2,000,000
Monumental Global Funding III 144A sr. unsec. notes FRN	3.204	8/17/09	2,000,000	2,000,000
National Australia Bank, Ltd. 144A FRN (Australia) (M)	3.025	2/6/14	2,000,000	2,000,000
Nordea Bank AB 144A dep. notes FRN (Sweden)	2.509	10/10/08	2,000,000	2,000,000
Nordea Bank AB 144A FRN (Sweden)	3.149	9/24/09	3,138,000	3,138,000

Pacific Life Global Funding 144A sr. unsec. notes FRN
(M)	3.053	2/9/13	2,000,000	2,000,000
Pricoa Global Funding I 144A FRN (M)	3.074	2/13/13	3,000,000	3,000,000
Pricoa Global Funding I 144A FRN Ser. MTN	3.581	9/25/09	2,000,000	2,000,000
Pricoa Global Funding I 144A FRN Ser. MTN	2.845	7/27/09	4,800,000	4,776,494
Procter & Gamble Co. sr. unsec. notes FRN Ser. MTN	2.844	9/9/09	1,500,000	1,500,000
Royal Bank of Canada 144A sr. unsec. notes FRN
(Canada) (M)	2.888	5/15/14	3,600,000	3,600,000
Royal Bank of Canada FRN (Canada)	2.548	10/9/08	800,000	800,013
Royal Bank of Scotland PLC (The) 144A bank guaranty
sr. unsec. unsub. notes FRN (United Kingdom) (M)	3.219	9/15/14	2,000,000	2,000,000
Societe Generale 144A FRN Ser. BKNT (France) (M)	3.285	9/4/13	3,000,000	3,000,000
Svenska Handelsbanken AB 144A FRN (Sweden) (M)	3.001	11/6/09	2,000,000	2,000,000
Svenska Handelsbanken AB 144A sr. unsec. notes FRN
(Sweden) (M)	3.150	5/23/14	3,600,000	3,600,000
Toyota Motor Credit Corp. FRN Ser. MTN	3.040	6/19/09	2,220,000	2,220,000
Toyota Motor Credit Corp. sr. unsec. notes FRN Ser. B	2.210	3/18/09	4,000,000	4,000,000
Toyota Motor Credit Corp. sr. unsec. notes FRN Ser. B	2.000	6/26/09	2,000,000	2,000,000
Wachovia Bank NA sr. unsec. notes FRN Ser. BKNT (M)	3.191	11/4/09	4,000,000	4,000,000
Wells Fargo & Co. sr. unsec. notes FRN Ser. G	3.380	9/23/09	1,500,000	1,501,038
Wells Fargo & Co. sr. unsec. notes FRN Ser. MTN	2.546	10/2/08	2,800,000	2,800,002
Wells Fargo Bank NA FRN Ser. BKNT	3.859	5/28/09	2,830,000	2,830,000
Westpac Banking Corp./NY dep. notes FRN Ser. DPNT	3.089	8/14/09	2,600,000	2,600,000

Total corporate bonds and notes (cost $128,539,036)				$128,539,036

COMMERCIAL PAPER (17.4%)(a)
			Principal
	Yield (%)	Maturity date	amount	Value

Australia & New Zealand Banking Group, Ltd. 144A
(Australia)	3.214	10/2/09	$2,000,000	$2,000,000
Bank of America Corp.	4.142	12/29/08	2,000,000	1,979,728
Citigroup Funding, Inc.	3.273	2/18/09	2,500,000	2,468,694
Citigroup Funding, Inc.	2.963	12/12/08	3,000,000	2,982,360
Citigroup Funding, Inc.	2.962	10/16/08	1,400,000	1,398,285
Danske Bank A/S (Denmark)	2.751	10/23/08	3,000,000	2,994,995
Danske Corp. 144A FRN	5.051	12/15/08	3,000,000	3,000,000
DnB NOR Bank ASA (Norway)	3.021	12/29/08	3,500,000	3,474,388
DnB NOR Bank ASA (Norway)	3.001	10/27/08	2,000,000	1,995,732
DnB NOR Bank ASA (Norway)	2.716	11/21/08	1,100,000	1,095,793
Foreningssparbanken AB/New York	3.023	12/5/08	2,700,000	2,685,375
Greenwich Capital Holdings	3.150	3/13/09	1,800,000	1,774,735
Greenwich Capital Holdings	3.072	12/22/08	3,600,000	3,575,318
Greenwich Capital Holdings	3.066	10/17/08	2,000,000	1,997,316
ICICI Bank, Ltd. (Bank of America Corp. (LOC)) (India)	6.000	10/1/08	5,584,000	5,584,000
ICICI Bank, Ltd. (Fortis Bank SA/NV (LOC)) (India)	3.085	12/18/08	3,200,000	3,178,853
ICICI Bank, Ltd. (Fortis Bank SA/NV (LOC)) (India)	2.921	11/18/08	1,000,000	996,133
ING America Insurance Holdings	2.768	10/30/08	3,000,000	2,993,354
International Lease Finance Corp.	2.991	10/7/08	3,000,000	2,998,510
Natexis Banques Populaires US Finance Co., LLC	2.554	10/3/08	1,000,000	999,858
Prudential Financial, Inc.	3.036	10/28/08	2,500,000	2,494,338
Prudential Financial, Inc.	3.019	10/24/08	6,000,000	5,988,500
Royal Bank of Scotland Group PLC (United Kingdom)	3.171	2/26/09	2,500,000	2,467,933
Royal Bank of Scotland Group PLC (United Kingdom)	2.913	10/20/08	3,000,000	2,995,456
SanPaolo IMI US Financial Co.	3.110	3/5/09	1,800,000	1,776,270
SanPaolo IMI US Financial Co.	3.100	3/10/09	2,000,000	1,972,862
SanPaolo IMI US Financial Co.	2.587	10/1/08	1,000,000	1,000,000
Societe Generale North America	3.097	10/20/08	1,590,000	1,587,441
Swedbank AB (Sweden)	3.023	11/14/08	2,000,000	1,992,667
Swedbank AB (Sweden)	2.992	12/4/08	2,000,000	1,989,440
Westpac Banking Corp./NY	2.798	10/8/08	3,000,000	2,998,390
Westpac Securities NZ, Ltd. 144A (United Kingdom)	3.306	1/28/09	3,500,000	3,496,581

Total commercial paper (cost $80,933,305)				$80,933,305

CERTIFICATES OF DEPOSIT (14.8%)(a)
			Principal
	Yield (%)	Maturity date	amount	Value

Abbey National Treasury Services PLC/Stamford, CT FRN	2.728	2/13/09	$3,000,000	$3,000,000
Banco Santander SA (Spain)	3.060	10/22/08	2,100,000	2,100,012
Barclays Bank PLC/NY	3.000	12/2/08	2,000,000	2,000,017
Barclays Bank PLC/NY FRN	3.588	2/23/09	2,000,000	2,000,000
Barclays Bank PLC/NY FRN	2.997	3/17/09	2,000,000	2,000,000
Barclays Bank PLC/NY FRN	2.788	2/17/09	2,500,000	2,500,000
Calyon New York	2.800	11/17/08	3,000,000	3,000,000
Commonwealth Bank of Australia (Australia)	2.800	11/7/08	2,200,000	2,200,022
Credit Suisse/New York, NY FRN	3.719	3/27/09	2,910,000	2,900,939
Deutsche Bank AG/New York, NY FRN	3.414	7/21/09	5,000,000	5,000,000
Dexia Credit Local/New York, NY	2.850	11/20/08	2,000,000	2,000,000
DnB NOR Bank ASA/New York	2.930	1/30/09	2,300,000	2,300,000
Fortis Bank SA/NV (Belgium)	2.850	11/12/08	2,300,000	2,300,000
Fortis Bank SA/NV/New York, NY	2.880	11/10/08	2,000,000	2,000,000
HSBC Bank USA NA/New York, NY	2.830	12/22/08	3,000,000	3,000,130
Mizuho Corporate Bank NY (Japan)	2.830	11/21/08	5,000,000	5,000,063
Mizuho Corporate Bank NY (Japan)	2.800	10/17/08	2,000,000	2,000,000
National Australia Bank, Ltd. (Australia)	2.760	10/14/08	2,000,000	2,000,004
Societe Generale (France)	3.100	12/22/08	2,000,000	2,000,000
Societe Generale (France)	2.680	10/31/08	2,000,000	2,000,000
Sumitomo Mitsui Banking Corp./New York	2.810	11/7/08	2,200,000	2,200,000
SunTrust Bank	3.000	12/30/08	1,300,000	1,300,000
Svenska Handelsbanken/New York, NY FRN	3.112	7/13/09	4,000,000	4,000,000
Unicredito Italiano/New York, NY	3.260	12/24/08	2,700,000	2,700,062
Unicredito Italiano/New York, NY	3.200	2/27/09	2,500,000	2,500,000
Unicredito Italiano/New York, NY	3.010	10/21/08	4,000,000	4,000,022
Wells Fargo Bank N.A.	2.640	10/29/08	1,000,000	1,000,000

Total certificates of deposit (cost $69,001,271)				$69,001,271

U.S. GOVERNMENT AGENCY OBLIGATIONS (5.8%)(a)
				Principal
	Yield (%)	Maturity date		amount	Value

Fannie Mae Discount Note	2.783	12/31/08		$2,014,000	$1,999,993
Fannie Mae sr. unsec. notes FRN	2.635	7/28/09		3,000,000	2,999,299
Fannie Mae unsec. notes FRN	2.749	2/12/10		3,000,000	2,999,511
Federal Home Loan Bank unsec. bonds FRB	2.774	2/19/10		3,000,000	2,998,885
Federal Home Loan Bank unsec. bonds FRB	2.388	3/13/09		4,000,000	4,000,000
Federal Home Loan Bank unsec. bonds FRB Ser. 1	2.624	5/13/09		4,000,000	4,000,000
Federal National Mortgage Association	2.754	12/26/08		1,069,000	1,062,054
Freddie Mac	2.680	12/15/08		3,800,000	3,779,021
Freddie Mac unsec. notes FRN	3.168	9/21/09		3,000,000	3,000,000

Total U.S. government agency obligations (cost $26,838,763)					$26,838,763

SHORT-TERM INVESTMENT FUND (2.0%)(a)
				Shares	Value

Federated Prime Obligations Fund				9,314,634	$9,314,634

Total short-term investment fund (cost $9,314,634)					$9,314,634

MUNICIPAL BONDS AND NOTES (0.7%)(a)
				Principal
	Yield (%)	Maturity date	Rating(RAT)	amount	Value

CO Hsg. & Fin. Auth. VRDN
(Single Fam.), Ser. C-1, Class I (M)	5.500	11/1/36	VMIG1	$1,790,000	$1,790,000
(Single Fam. Mtge.), Ser. B-2 (M)	5.500	11/1/33	VMIG1	1,580,000	1,580,000

Total municipal bonds and notes (cost $3,370,000)					$3,370,000

TOTAL INVESTMENTS

Total investments (cost $463,766,768) (b)					$463,766,768

NOTES

(a) Percentages indicated are based on net assets of $466,327,056.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at September 30, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at September 30, 2008. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at September 30, 2008 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a financial reporting and tax basis is the same.

(M) The security's effective maturity date is less than one year.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Variable Rate Demand Notes (VRDN), Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at September 30, 2008.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at September 30, 2008 (as a percentage of Portfolio Value):

United States	77.8%
United Kingdom	4.3
Australia	3.3
Sweden	3.2
India	2.1
Japan	1.5
France	1.5
Canada	1.5
Norway	1.4
Netherlands	1.1
Ireland	0.7
Denmark	0.6
Belgium	0.5
Spain	0.5

Total	100.0%

Security valuation The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $292,342 for the period ended September 30, 2008. During the period ended September 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $176,296,398 and $187,257,814, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$9,314,634	$-

Level 2	$454,452,134	$-

Level 3	$-	$-

Total	$463,766,768	$-

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT New Opportunities Fund
The fund's portfolio
9/30/08 (Unaudited)

COMMON STOCKS (100.1%)(a)
	Shares	Value

Aerospace and Defense (2.5%)
Boeing Co. (The)	140,493	$8,057,274
General Dynamics Corp.	24,900	1,833,138
Lockheed Martin Corp.	32,200	3,531,374
Raytheon Co.	73,200	3,916,932
		17,338,718

Banking (0.9%)
Northern Trust Corp.	59,900	4,324,780
Sovereign Bancorp, Inc. (S)	275,900	1,089,805
Umpqua Holdings Corp. (S)	47,300	695,783
		6,110,368

Beverage (1.1%)
PepsiCo, Inc.	98,602	7,027,365
Tsingtao Brewery Co., Ltd. ADR (China)	33,800	574,600
		7,601,965

Biotechnology (2.9%)
American Oriental Bioengineering, Inc. (China) (NON)
(S)	190,600	1,236,994
Applied Biosystems, Inc.	46,800	1,602,900
eResearch Technology, Inc. (NON) (S)	67,425	803,032
Genentech, Inc. (NON)	20,100	1,782,468
Genzyme Corp. (NON)	48,921	3,957,220
Gilead Sciences, Inc. (NON) (S)	164,000	7,475,120
Illumina, Inc. (NON) (S)	34,400	1,394,232
Invitrogen Corp. (NON) (S)	35,800	1,353,240
		19,605,206

Building Materials (0.2%)
Stanley Works (The)	32,200	1,344,028

Chemicals (3.9%)
Airgas, Inc.	21,500	1,067,475
Celanese Corp. Ser. A	127,300	3,552,943
CF Industries Holdings, Inc.	10,563	966,092
FMC Corp.	22,700	1,166,553
Monsanto Co.	94,758	9,379,147
Mosaic Co. (The)	38,100	2,591,562
Potash Corp. of Saskatchewan (Canada)	15,100	1,993,351
Sigma-Adrich Corp.	68,000	3,564,560
Terra Industries, Inc. (S)	73,900	2,172,660
		26,454,343

Coal (0.6%)
Alpha Natural Resources, Inc. (NON)	32,500	1,671,475
Massey Energy Co. (S)	63,800	2,275,746
		3,947,221

Commercial and Consumer Services (1.6%)
Alliance Data Systems Corp. (NON) (S)	31,700	2,009,146
Chemed Corp.	18,900	776,034
EZCORP, Inc. Class A (NON)	76,600	1,440,080
Navigant Consulting, Inc. (NON)	86,800	1,726,452
Net 1 UEPS Technologies, Inc. (South Africa) (NON)	49,900	1,114,267
Priceline.com, Inc. (NON) (S)	44,135	3,020,158
Visa, Inc. Class A	17,610	1,081,078
		11,167,215

Communications Equipment (4.7%)
Cisco Systems, Inc. (NON)	595,813	13,441,541
F5 Networks, Inc. (NON)	83,718	1,957,327
Harris Corp.	24,000	1,108,800
Juniper Networks, Inc. (NON) (S)	252,700	5,324,389
Qualcomm, Inc. (S)	212,100	9,113,937
Tekelec (NON)	73,100	1,022,669
		31,968,663

Computers (7.5%)
Apple Computer, Inc. (NON)	129,127	14,676,575
EMC Corp. (NON)	143,800	1,719,848
Hewlett-Packard Co.	335,367	15,507,370
IBM Corp.	134,595	15,742,231
Integral Systems, Inc. (NON)	44,400	922,188
Nuance Communications, Inc. (NON) (S)	45,600	555,864
Seagate Technology (Cayman Islands)	77,700	941,724
Teradata Corp. (NON)	41,900	817,050
Xyratex, Ltd. (Bermuda) (NON)	39,800	442,974

		51,325,824

Conglomerates (1.0%)
Honeywell International, Inc.	122,048	5,071,094
Walter Industries, Inc.	35,900	1,703,455
		6,774,549

Consumer (0.2%)
Black & Decker Manufacturing Co. (S)	21,200	1,287,900

Consumer Goods (3.4%)
Church & Dwight Co., Inc. (S)	80,800	5,016,872
Colgate-Palmolive Co.	99,400	7,489,790
Procter & Gamble Co. (The)	153,118	10,670,793
		23,177,455

Consumer Services (0.2%)
Sapient Corp. (NON)	163,500	1,214,805

Electric Utilities (1.2%)
DPL, Inc. (S)	51,500	1,277,200
Edison International	64,500	2,573,550
Exelon Corp.	64,700	4,051,514
		7,902,264

Electrical Equipment (1.3%)
Emerson Electric Co.	167,900	6,848,641
GrafTech International, Ltd. (NON) (S)	62,800	948,908
Insteel Industries, Inc. (S)	63,100	857,529
		8,655,078

Electronics (4.4%)
Altera Corp. (S)	241,141	4,986,796
Analog Devices, Inc.	138,500	3,649,475
ARM Holdings PLC ADR (United Kingdom)	216,282	1,124,666
Celestica, Inc. (Canada) (NON)	164,000	1,056,160
Intel Corp.	610,457	11,433,860
Intermec, Inc. (NON)	75,300	1,478,892
Jabil Circuit, Inc.	105,200	1,003,608
Marvell Technology Group, Ltd. (Bermuda) (NON)	77,400	719,820
Multi-Fineline Electronix, Inc. (NON) (S)	51,600	763,164
Thermo Electron Corp. (NON) (S)	70,100	3,855,500
		30,071,941

Energy (Oil Field) (5.2%)
Basic Energy Services, Inc. (NON) (S)	62,700	1,335,510
Cameron International Corp. (NON) (S)	63,400	2,443,436
Diamond Offshore Drilling, Inc. (S)	24,400	2,514,664
ENSCO International, Inc.	63,100	3,636,453
FMC Technologies, Inc. (NON)	47,500	2,211,125
Grey Wolf, Inc. (NON) (S)	205,600	1,599,568
Halliburton Co.	117,700	3,812,303
National-Oilwell Varco, Inc. (NON)	79,100	3,973,193
Noble Corp.	86,700	3,806,130
Rowan Cos., Inc.	39,100	1,194,505
Schlumberger, Ltd. (S)	106,125	8,287,301
Superior Energy Services (NON) (S)	34,200	1,064,988
		35,879,176

Energy (Other) (0.6%)
JA Solar Holdings Co., Ltd. ADR (China) (NON)	73,070	773,081
Solarfun Power Holdings Co., Ltd. ADR (China) (NON) (S)	64,400	678,132
Suntech Power Holdings Co., Ltd. ADR (China) (NON) (S)	20,900	749,683
Vestas Wind Systems A/S (Denmark) (NON)	21,450	1,868,154
		4,069,050

Engineering & Construction (0.9%)
EMCOR Group, Inc. (NON)	55,900	1,471,288
Fluor Corp.	85,088	4,739,402
		6,210,690

Environmental (0.3%)
Foster Wheeler, Ltd. (NON)	54,100	1,953,551

Financial (0.4%)
Assurant, Inc.	43,400	2,387,000
Credit Acceptance Corp. (NON) (S)	34,100	579,700
		2,966,700

Food (0.2%)
Del Monte Foods Co.	135,600	1,057,680

Health Care Services (2.8%)
Amedisys, Inc. (NON) (S)	27,400	1,333,558
AMERIGROUP Corp. (NON)	199,242	5,028,868
Centene Corp. (NON) (S)	76,600	1,571,066

Charles River Laboratories International, Inc. (NON)	26,000	1,443,780
Express Scripts, Inc. (NON)	56,200	4,148,684
Healthsouth Corp. (NON)	92,700	1,708,461
Hooper Holmes, Inc. (NON)	831,770	1,081,301
Omnicare, Inc. (S)	37,900	1,090,383
Sun Healthcare Group, Inc. (NON)	76,600	1,122,956
WellCare Health Plans, Inc. (NON)	25,900	932,400
		19,461,457

Homebuilding (0.2%)
NVR, Inc. (NON)	2,000	1,144,000

Insurance (0.1%)
Transatlantic Holdings, Inc.	13,600	739,160

Investment Banking/Brokerage (1.4%)
BlackRock, Inc.	12,300	2,392,350
Goldman Sachs Group, Inc. (The)	25,600	3,276,800
MF Global, Ltd. (Bermuda) (NON)	108,600	471,324
Stifel Financial Corp. (NON) (S)	20,300	1,012,970
TD Ameritrade Holding Corp. (NON)	142,400	2,306,880
		9,460,324

Machinery (1.7%)
AGCO Corp. (NON) (S)	78,000	3,323,580
Chart Industries, Inc. (NON)	32,800	936,768
Joy Global, Inc.	70,400	3,177,856
Manitowoc Co., Inc. (The) (S)	53,800	836,590
Parker-Hannifin Corp.	47,600	2,522,800
Terex Corp. (NON)	24,610	751,097
		11,548,691

Manufacturing (1.1%)
Actuant Corp. Class A (S)	26,000	656,240
Dover Corp. (S)	56,100	2,274,855
EnPro Industries, Inc. (NON) (S)	28,500	1,059,060
Illinois Tool Works, Inc.	81,800	3,636,010
		7,626,165

Medical Technology (6.2%)
Baxter International, Inc.	146,426	9,609,938
Becton, Dickinson and Co.	78,370	6,289,976
China Medical Technologies, Inc. ADR (China) (S)	33,400	1,088,172
DENTSPLY International, Inc.	87,100	3,269,734
Invacare Corp.	48,032	1,159,492
Kinetic Concepts, Inc. (NON) (S)	33,000	943,470
Medtronic, Inc.	59,393	2,975,589
Patterson Cos., Inc. (NON)	52,900	1,608,689
St. Jude Medical, Inc. (NON)	97,000	4,218,530
Varian Medical Systems, Inc. (NON) (S)	60,300	3,444,939
Waters Corp. (NON)	112,700	6,556,886
Zoll Medical Corp. (NON)	37,800	1,236,816
		42,402,231

Metals (2.2%)
AK Steel Holding Corp. (S)	19,000	492,480
Barrick Gold Corp. (Canada)	43,500	1,598,190
Cleveland-Cliffs, Inc.	16,900	894,686
Coeur d'Alene Mines Corp. (NON) (S)	218,200	333,846
Freeport-McMoRan Copper & Gold, Inc. Class B (S)	79,100	4,496,835
Newmont Mining Corp.	58,497	2,267,344
Nucor Corp.	53,200	2,101,400
United States Steel Corp.	32,700	2,537,847
		14,722,628

Natural Gas Utilities (0.1%)
Questar Corp.	14,100	576,972

Oil & Gas (5.4%)
Comstock Resources, Inc. (NON) (S)	26,500	1,326,325
Devon Energy Corp.	21,500	1,960,800
Exxon Mobil Corp.	74,154	5,758,800
Holly Corp.	32,800	948,576
Noble Energy, Inc.	47,700	2,651,643
Occidental Petroleum Corp.	160,200	11,286,090
Penn West Energy Trust (Canada)	48,400	1,166,440
Petroleo Brasileiro SA ADR (Brazil)	94,008	4,131,652
Pioneer Drilling Co. (NON) (S)	68,800	915,040
Rex Energy Corp. (NON)	26,600	419,216
Southwestern Energy Co. (NON)	67,300	2,055,342
Ultra Petroleum Corp. (NON) (S)	33,600	1,859,424
Unit Corp. (NON) (S)	24,300	1,210,626
Western Refining, Inc. (S)	42,413	428,795
Whiting Petroleum Corp. (NON)	12,600	897,876
		37,016,645

Pharmaceuticals (3.9%)

Abbott Laboratories	181,900	10,473,802
Cephalon, Inc. (NON) (S)	22,100	1,712,529
Johnson & Johnson	136,325	9,444,596
King Pharmaceuticals, Inc. (NON)	146,500	1,403,470
Owens & Minor, Inc.	60,500	2,934,250
PharMerica Corp. (NON)	42,100	946,829
		26,915,476

Publishing (0.2%)
Marvel Entertainment, Inc. (NON)	36,000	1,229,040

Railroads (0.8%)
Burlington Northern Santa Fe Corp. (S)	56,100	5,185,323

Real Estate (0.5%)
Simon Property Group, Inc. (R)	35,500	3,443,500

Regional Bells (0.4%)
Verizon Communications, Inc.	95,282	3,057,599

Restaurants (2.9%)
Brinker International, Inc. (S)	71,513	1,279,368
CBRL Group, Inc.	40,300	1,059,890
CEC Entertainment, Inc. (NON)	41,000	1,361,200
Darden Restaurants, Inc.	45,100	1,291,213
Jack in the Box, Inc. (NON) (S)	52,700	1,111,970
McDonald's Corp.	166,500	10,273,050
Yum! Brands, Inc. (S)	112,081	3,654,961
		20,031,652

Retail (6.8%)
Advance Auto Parts, Inc.	37,400	1,483,284
Aeropostale, Inc. (NON) (S)	136,900	4,395,859
American Eagle Outfitters, Inc.	83,200	1,268,800
AutoZone, Inc. (NON) (S)	36,748	4,532,498
Big Lots, Inc. (NON) (S)	36,900	1,026,927
BJ's Wholesale Club, Inc. (NON) (S)	70,717	2,748,063
Dress Barn, Inc. (NON) (S)	111,400	1,703,306
GameStop Corp. (NON)	31,600	1,081,036
Kroger Co. (S)	138,600	3,808,728
Perry Ellis International, Inc. (NON)	25,554	381,010
Sonic Automotive, Inc.	93,400	790,164
Staples, Inc. (S)	126,800	2,853,000
Supervalu, Inc.	41,900	909,230
TJX Cos., Inc. (The) (S)	225,923	6,895,170
Wal-Mart Stores, Inc.	213,200	12,768,548
		46,645,623

Schools (0.6%)
Apollo Group, Inc. Class A (NON) (S)	66,700	3,955,310

Semiconductor (0.6%)
Atmel Corp. (NON)	323,900	1,098,021
Linear Technology Corp. (S)	99,500	3,050,670
		4,148,691

Shipping (0.7%)
Frontline, Ltd. (Bermuda) (S)	18,900	908,523
Kirby Corp. (NON)	107,200	4,067,168
		4,975,691

Software (5.6%)
Activision Blizzard, Inc. (NON)	197,200	3,042,796
Adobe Systems, Inc. (NON)	208,275	8,220,614
Informatica Corp. (NON)	79,200	1,028,808
Microsoft Corp.	618,741	16,514,198
Oracle Corp. (NON)	400,500	8,134,155
S1 Corp. (NON)	80,470	492,476
Sybase, Inc. (NON) (S)	37,700	1,154,374
		38,587,421

Staffing (0.2%)
Korn/Ferry International (NON)	72,100	1,284,822

Technology (0.6%)
Affiliated Computer Services, Inc. Class A (NON)	80,200	4,060,526

Technology Services (4.5%)
Accenture, Ltd. Class A (Bermuda) (S)	200,036	7,601,368
Acxiom Corp.	131,700	1,651,518
eBay, Inc. (NON)	160,400	3,589,752
Google, Inc. Class A (NON)	16,800	6,728,736
Ingram Micro, Inc. Class A (NON)	91,200	1,465,584
NetEase.com ADR (China) (NON) (S)	77,400	1,764,720
Shanda Interactive Entertainment, Ltd. ADR (China)
(NON) (S)	46,200	1,180,410
Sohu.com, Inc. (China) (NON)	18,200	1,014,650

Western Union Co. (The)	223,400	5,511,278
		30,508,016

Telecommunications (1.0%)
GeoEye, Inc. (NON) (S)	31,200	690,456
NeuStar, Inc. Class A (NON) (S)	140,756	2,799,637
NII Holdings, Inc. (NON)	33,800	1,281,696
Novatel Wireless, Inc. (NON) (S)	102,400	620,544
Premiere Global Services, Inc. (NON)	126,300	1,775,778
		7,168,111

Textiles (1.0%)
NIKE, Inc. Class B	105,400	7,051,260

Tobacco (2.7%)
Lorillard, Inc.	53,000	3,770,950
Philip Morris International, Inc.	303,240	14,585,844
		18,356,794

Toys (0.6%)
Hasbro, Inc. (S)	125,600	4,360,832

Trucks & Parts (0.1%)
Fuel Systems Solutions, Inc. (NON)	25,400	875,030

Total common stocks (cost $782,091,853)		$684,623,380

SHORT-TERM INVESTMENTS (15.9%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.50% to 3.01% and
due dates ranging from October 1, 2008 to
November 10, 2008 (d)	$106,712,459	$106,598,449
Federated Prime Obligations Fund	2,229,835	2,229,835

Total short-term investments (cost $108,828,284)		$108,828,284

TOTAL INVESTMENTS

Total investments (cost $890,920,137) (b)		$793,451,664

NOTES

(a) Percentages indicated are based on net assets of $683,666,766.

(b) The aggregate identified cost on a tax basis is $892,047,875, resulting in gross unrealized appreciation and depreciation of $26,032,287 and $124,628,498, respectively, or net unrealized depreciation of $98,596,211.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2008, the value of securities loaned amounted to $103,506,380. The fund received cash collateral of $106,598,449, which is pooled with collateral of other Putnam funds into 52 issues of short-term investments.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2008.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At September 30, 2008, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $35,652 for the period ended September 30, 2008. During the period ended September 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $62,347,401 and $62,347,401, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$684,985,061	$-

Level 2	108,466,603	-

Level 3	-	-

Total	$793,451,664	$-

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT New Value Fund
The fund's portfolio
9/30/08 (Unaudited)

COMMON STOCKS (96.0%)(a)
	Shares	Value

Aerospace and Defense (2.6%)
Boeing Co. (The)	70,800	$4,060,380
Lockheed Martin Corp.	39,168	4,295,555
		8,355,935

Automotive (1.1%)
Harley-Davidson, Inc. (S)	96,900	3,614,370

Banking (6.2%)
Bank of America Corp.	286,850	10,039,750
PNC Financial Services Group	39,400	2,943,180
Wells Fargo & Co.	192,100	7,209,513
		20,192,443

Beverage (1.7%)
Pepsi Bottling Group, Inc. (The)	185,400	5,408,118

Chemicals (0.4%)
Huntsman Corp.	99,700	1,256,220

Computers (1.2%)
Hewlett-Packard Co.	83,100	3,842,544

Conglomerates (3.4%)
Honeywell International, Inc.	69,900	2,904,345
Textron, Inc.	180,300	5,279,184
Tyco International, Ltd. (Bermuda)	76,725	2,686,910
		10,870,439

Consumer Finance (1.7%)
Capital One Financial Corp.	107,600	5,487,600

Consumer Goods (1.0%)
Clorox Co.	50,548	3,168,854

Consumer Services (1.2%)
Service Corporation International	463,400	3,874,024

Containers (0.8%)
Crown Holdings, Inc. (NON)	113,500	2,520,835

Electric Utilities (7.0%)
Edison International	164,600	6,567,540
FirstEnergy Corp.	79,500	5,325,705
PG&E Corp. (S)	208,570	7,810,947
Sierra Pacific Resources	312,431	2,993,089
		22,697,281

Electrical Equipment (1.5%)
WESCO International, Inc. (NON)	146,200	4,704,716

Electronics (3.9%)
Avnet, Inc. (NON)	130,600	3,216,678
Intel Corp.	363,500	6,808,355
Tyco Electronics, Ltd. (Bermuda)	97,125	2,686,478
		12,711,511

Energy (Oil Field) (0.9%)
Transocean, Inc. (NON) (S)	27,200	2,987,648

Financial (6.0%)
Citigroup, Inc.	309,600	6,349,896
JPMorgan Chase & Co.	277,630	12,965,321
		19,315,217

Health Care Services (3.0%)
AmerisourceBergen Corp.	104,500	3,934,425
UnitedHealth Group, Inc.	113,500	2,881,765
WellPoint, Inc. (NON)	61,900	2,895,063
		9,711,253

Homebuilding (0.7%)
Lennar Corp.	148,600	2,257,234

Insurance (7.2%)
ACE, Ltd. (Switzerland)	64,700	3,502,211
Allstate Corp. (The)	119,500	5,511,340
Chubb Corp. (The)	162,028	8,895,337

Genworth Financial, Inc. Class A	623,400	5,367,474
		23,276,362

Investment Banking/Brokerage (1.6%)
Goldman Sachs Group, Inc. (The)	25,300	3,238,400
Morgan Stanley	88,682	2,039,686
		5,278,086

Machinery (0.7%)
Parker-Hannifin Corp.	41,200	2,183,600

Medical Technology (2.2%)
Boston Scientific Corp. (NON) (S)	179,300	2,200,011
Covidien, Ltd.	92,925	4,995,648
		7,195,659

Metals (3.5%)
Freeport-McMoRan Copper & Gold, Inc. Class B (S)	97,700	5,554,245
Nucor Corp.	147,400	5,822,300
		11,376,545

Oil & Gas (13.2%)
Chevron Corp.	145,400	11,992,592
Exxon Mobil Corp.	181,000	14,056,460
Marathon Oil Corp.	122,200	4,872,114
Nexen, Inc. (Canada)	97,500	2,264,925
Occidental Petroleum Corp.	95,500	6,727,975
Valero Energy Corp.	91,100	2,760,330
		42,674,396

Pharmaceuticals (3.8%)
Eli Lilly & Co.	76,600	3,372,698
Merck & Co., Inc.	191,400	6,040,584
Watson Pharmaceuticals, Inc. (NON) (S)	103,900	2,961,150
		12,374,432

Photography/Imaging (0.5%)
Xerox Corp.	144,300	1,663,779

Publishing (0.4%)
Idearc, Inc. (S)	1,159,530	1,449,413

Railroads (1.3%)
Norfolk Southern Corp.	63,900	4,230,819

Regional Bells (3.3%)
Verizon Communications, Inc.	332,400	10,666,716

Retail (8.6%)
Best Buy Co., Inc. (S)	93,900	3,521,250
Big Lots, Inc. (NON) (S)	159,341	4,434,460
Home Depot, Inc. (The) (S)	206,100	5,335,929
Staples, Inc. (S)	235,000	5,287,500
Supervalu, Inc.	131,400	2,851,380
Wal-Mart Stores, Inc.	107,700	6,450,149
		27,880,668

Schools (1.3%)
Career Education Corp. (NON)	257,888	4,216,469

Telecommunications (1.1%)
Embarq Corp.	53,910	2,186,051
Sprint Nextel Corp.	208,900	1,274,290
		3,460,341

Tobacco (1.0%)
Philip Morris International, Inc.	65,900	3,169,790

Toys (1.0%)
Mattel, Inc. (S)	177,300	3,198,492

Waste Management (1.0%)
Republic Services, Inc.	109,900	3,294,802

Total common stocks (cost $338,574,396)		$310,566,611

CONVERTIBLE BONDS AND NOTES (2.1%)(a)

	Principal amount	Value

Ford Motor Co. cv. sr. notes 4 1/4s, 2036	$2,813,000	$1,853,064
MGIC Investment Corp. 144A cv. jr. unsec. sub. debs
9s, 2063	5,909,000	4,812,290

Total convertible bonds and notes (cost $7,696,386)		$6,665,354

CONVERTIBLE PREFERRED STOCKS (0.2%)(a) (cost $1,791,616)

	Shares	Value

Ambac Financial Group, Inc. $4.75 cv. pfd.	35,050	$621,437

SHORT-TERM INVESTMENTS (13.2%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.50% to 3.01% and
due dates ranging from October 1, 2008 to
November 10, 2008 (d)	$34,546,772	$34,509,863
Federated Prime Obligations Fund	8,130,542	8,130,542

Total short-term investments (cost $42,640,405)		$42,640,405

TOTAL INVESTMENTS

Total investments (cost $390,702,803) (b)		$360,493,807

NOTES

(a) Percentages indicated are based on net assets of $323,369,434.

(b) The aggregate identified cost on a tax basis is $395,135,607, resulting in gross unrealized appreciation and depreciation of $41,295,099 and $75,936,899, respectively, or net unrealized depreciation of $34,461,800.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2008, the value of securities loaned amounted to $33,030,262. The fund received cash collateral of $34,509,863 which is pooled with collateral of other Putnam funds into 52 issues of short-term investments.

(S) Securities on loan, in part or in entirety, at September 30, 2008.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The dates shown on debt obligations are the original maturity dates.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $57,139 for the period ended September 30, 2008. During the period ended September 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $91,105,277 and $91,105,277, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$318,697,153	$-

Level 2	$41,796,654	$-

Level 3	$-	$-

Total	$360,493,807	$-

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT OTC & Emerging Growth Fund
The fund's portfolio
9/30/08 (Unaudited)

COMMON STOCKS (93.9%)(a)
	Shares	Value

Airlines (0.8%)
Hawaiian Holdings, Inc. (NON) (S)	38,200	$354,496

Automotive (0.6%)
Copart, Inc. (NON)	7,600	288,800

Banking (0.5%)
Capitol Federal Financial	5,163	228,876

Biotechnology (3.1%)
Illumina, Inc. (NON) (S)	5,200	210,756
Martek Biosciences Corp. (NON)	19,900	625,258
Medicines Co. (NON) (S)	25,100	582,822
		1,418,836

Building Materials (0.3%)
Apogee Enterprises, Inc.	8,700	130,761

Chemicals (2.2%)
Agrium, Inc. (Canada)	2,300	128,984
Airgas, Inc.	6,200	307,830
CF Industries Holdings, Inc.	1,700	155,482
FMC Corp.	6,000	308,340
Terra Industries, Inc.	3,800	111,720
		1,012,356

Coal (0.9%)
Massey Energy Co.	10,880	388,090
Patriot Coal Corp. (NON)	770	22,369
		410,459

Commercial and Consumer Services (4.6%)
Alliance Data Systems Corp. (NON)	6,500	411,970
Brink's Co. (The)	5,100	311,202
Forrester Research, Inc. (NON)	8,600	252,152
Gartner, Inc. (NON)	15,100	342,468
H&R Block, Inc.	22,600	509,630
Watson Wyatt Worldwide, Inc. Class A	5,500	273,515
		2,100,937

Communications Equipment (0.7%)
F5 Networks, Inc. (NON)	12,800	299,264

Computers (1.3%)
ANSYS, Inc. (NON) (S)	3,584	135,726
Electronics for Imaging, Inc. (NON)	9,500	132,335
Solera Holdings, Inc. (NON)	11,907	341,969
		610,030

Conglomerates (0.8%)
SPX Corp.	1,700	130,900
Walter Industries, Inc.	5,260	249,587
		380,487

Consumer Finance (0.9%)
World Acceptance Corp. (NON)	10,700	385,200

Consumer Goods (1.7%)
Church & Dwight Co., Inc.	8,900	552,601
Elizabeth Arden, Inc. (NON)	12,000	235,560
		788,161

Consumer Services (0.9%)
TrueBlue, Inc. (NON)	26,300	425,008

Distribution (1.3%)
Spartan Stores, Inc.	22,800	567,264

Electrical Equipment (0.4%)
Insteel Industries, Inc.	12,300	167,157

Electronics (2.8%)
Altera Corp.	16,800	347,424
Amphenol Corp. Class A	5,900	236,826
Badger Meter, Inc.	5,300	248,835
Itron, Inc. (NON) (S)	3,200	283,296
Xilinx, Inc.	7,200	168,840
		1,285,221

Energy (Oil Field) (1.8%)
Basic Energy Services, Inc. (NON)	9,300	198,090
Cameron International Corp. (NON)	6,800	262,072
Key Energy Services, Inc. (NON)	13,100	151,960
Smith International, Inc.	3,400	199,376
		811,498

Energy (Other) (1.0%)
Covanta Holding Corp. (NON)	14,600	349,524
Optisolar, Inc. (Private) (F)(NON) (RES)	14,210	88,102

		437,626

Engineering & Construction (1.6%)
EMCOR Group, Inc. (NON)	6,800	178,976
Fluor Corp.	5,500	306,350
Quanta Services, Inc. (NON)	9,200	248,492
		733,818

Entertainment (0.2%)
Town Sports International Holdings, Inc. (NON)	18,000	109,800

Food (1.5%)
Cal-Maine Foods, Inc. (S)	3,200	87,808
H.J. Heinz Co.	7,700	384,769
M&F Worldwide Corp. (NON)	5,100	204,000
		676,577

Forest Products and Packaging (1.5%)
Plum Creek Timber Company, Inc. (R) (S)	13,900	693,054

Health Care Services (4.5%)
Amedisys, Inc. (NON) (S)	5,800	282,286
Charles River Laboratories International, Inc. (NON)	10,400	577,512
Express Scripts, Inc. (NON)	4,500	332,190
Genoptix, Inc. (NON)	6,700	218,889
Omnicare, Inc. (S)	10,000	287,700
Psychiatric Solutions, Inc. (NON)	3,500	132,825
Vivus, Inc. (NON)	28,300	224,702
		2,056,104

Insurance (0.9%)
AON Corp.	6,200	278,752
FPIC Insurance Group, Inc. (NON)	2,900	149,031
		427,783

Investment Banking/Brokerage (0.5%)
LaBranche & Company, Inc. (NON)	49,000	220,500

Machinery (0.5%)
Joy Global, Inc.	4,700	212,158

Manufacturing (3.5%)
Flowserve Corp.	1,500	133,155
Knoll, Inc.	19,700	297,864
Matthews International Corp.	14,763	749,075
Teleflex, Inc.	6,700	425,383
		1,605,477

Media (0.9%)
Interpublic Group of Companies, Inc. (The) (NON) (S)	25,800	199,950
Warner Music Group Corp. (S)	26,037	197,881
		397,831

Medical Technology (11.5%)
American Medical Systems Holdings, Inc. (NON)	32,400	575,424
Beckman Coulter, Inc.	3,400	241,366
C.R. Bard, Inc.	4,800	455,376
Cynosure, Inc. Class A (NON) (S)	12,000	215,280
Datascope Corp.	8,700	449,181
Edwards Lifesciences Corp. (NON)	3,300	190,608
Haemonetics Corp. (NON)	5,400	333,288
Luminex Corp. (NON)	19,200	480,192
Masimo Corp. (NON) (S)	8,500	316,200
PerkinElmer, Inc.	9,000	224,730
Steris Corp.	6,800	255,544
Techne Corp. (NON)	3,300	237,996
Varian Medical Systems, Inc. (NON) (S)	4,300	245,659
West Pharmaceutical Services, Inc. (S)	14,800	722,536
Zoll Medical Corp. (NON)	9,300	304,296
		5,247,676

Metals (2.2%)
AK Steel Holding Corp.	3,800	98,496
Cleveland-Cliffs, Inc.	3,300	174,702

Freeport-McMoRan Copper & Gold, Inc. Class B	3,700	210,345
Goldcorp, Inc. (Toronto Exchange) (Canada) (S)	11,500	363,745
Steel Dynamics, Inc.	9,908	169,328
		1,016,616

Office Equipment & Supplies (0.6%)
HNI Corp. (S)	10,700	271,138

Oil & Gas (8.6%)
Comstock Resources, Inc. (NON)	9,183	459,609
Contango Oil & Gas Co. (NON)	3,536	190,873
Encore Acquisition Co. (NON)	3,140	131,189
EXCO Resources, Inc. (NON)	7,900	128,928
Helmerich & Payne, Inc.	5,800	250,502
McMoRan Exploration Co. (NON) (S)	22,687	536,321
OGX Petroleo E Gas Participa (Brazil) (NON)	1	203
Patterson-UTI Energy, Inc.	6,142	122,963
Penn Virginia Corp.	5,500	293,920
PetroHawk Energy Corp. (NON)	19,300	417,459
Petroquest Energy, Inc. (NON)	18,500	283,975
Range Resources Corp.	6,000	257,220
Rex Energy Corp. (NON)	12,700	200,152
Vaalco Energy, Inc. (NON)	29,700	203,148
Whiting Petroleum Corp. (NON)	6,400	456,064
		3,932,526

Pharmaceuticals (6.6%)
Cephalon, Inc. (NON)	5,200	402,948
Depomed, Inc. (NON)	51,500	187,975
Emergent Biosolutions, Inc. (NON)	15,438	202,083
King Pharmaceuticals, Inc. (NON)	22,500	215,550
Owens & Minor, Inc.	14,600	708,100
Perrigo Co.	11,500	442,290
Valeant Pharmaceuticals International (NON) (S)	24,700	505,609
Watson Pharmaceuticals, Inc. (NON) (S)	12,200	347,700
		3,012,255

Publishing (0.9%)
Marvel Entertainment, Inc. (NON)	11,600	396,024

Real Estate (0.7%)
HCP, Inc. (R)	7,400	296,962

Restaurants (1.3%)
CEC Entertainment, Inc. (NON)	9,200	305,440
CKE Restaurants, Inc.	26,300	278,780
		584,220

Retail (7.3%)
Aeropostale, Inc. (NON) (S)	6,800	218,348
AnnTaylor Stores Corp. (NON)	1,993	41,136
AutoZone, Inc. (NON)	3,600	444,024
Buckle, Inc. (The)	2,700	149,958
Cash America International, Inc.	6,800	245,072
Dress Barn, Inc. (NON)	26,000	397,540
K-Swiss, Inc. Class A	13,300	231,420
Limited Brands, Inc.	22,900	396,628
NBTY, Inc. (NON)	9,900	292,248
Rent-A-Center, Inc. (NON)	17,200	383,216
TJX Cos., Inc. (The)	9,500	289,940
Urban Outfitters, Inc. (NON)	7,700	245,399
		3,334,929

Schools (2.2%)
Apollo Group, Inc. Class A (NON)	3,600	213,480
Career Education Corp. (NON)	22,700	371,145
DeVry, Inc.	3,900	193,206
ITT Educational Services, Inc. (NON)	2,600	210,366
		988,197

Semiconductor (0.4%)
Advanced Energy Industries, Inc. (NON)	14,600	199,728

Shipping (0.5%)
DryShips, Inc. (Greece) (S)	5,700	202,293

Software (2.8%)
Activision Blizzard, Inc. (NON)	32,500	501,475
Mantech International Corp. Class A (NON)	5,200	308,308
Sybase, Inc. (NON) (S)	8,800	269,456
Websense, Inc. (NON)	9,474	211,744
		1,290,983

Staffing (0.6%)
Hewitt Associates, Inc. Class A (NON)	8,000	291,520

Technology (1.0%)

Affiliated Computer Services, Inc. Class A (NON)	9,400	475,922

Technology Services (2.1%)
Acxiom Corp.	17,400	218,196
Convergys Corp. (NON)	10,500	155,190
Global Payments, Inc.	4,700	210,841
SAIC, Inc. (NON)	19,300	390,439
		974,666

Telecommunications (0.9%)
NII Holdings, Inc. (NON)	10,400	394,368

Toys (1.5%)
Hasbro, Inc.	9,000	312,480
Leapfrog Enterprises, Inc. (NON) (S)	36,900	389,664
		702,144

Total common stocks (cost $44,834,863)		$42,847,706

INVESTMENT COMPANIES (1.2%)(a) (cost $536,099)
	Shares	Value

Market Vectors Gold Miners ETF (Exchange-traded fund)	16,100	$552,391

SHORT-TERM INVESTMENTS (17.2%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.50% to 3.01% and
due dates ranging from October 1,2008 to
November 10, 2008 (d)	$5,469,118	$5,463,275
Federated Prime Obligations Fund	2,374,959	2,374,959

Total short-term investments (cost $7,838,234)		$7,838,234

TOTAL INVESTMENTS

Total investments (cost $53,209,196)(b)		$51,238,331

NOTES

(a) Percentages indicated are based on net assets of $45,625,132.

(b) The aggregate identified cost on a tax basis is $53,267,680, resulting in gross unrealized appreciation and depreciation of $2,459,643 and $4,488,992, respectively, or net unrealized depreciation of $2,029,349.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at September 30, 2008 was $88,102 or 0.2% of net assets.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2008, the value of securities loaned amounted to $5,315,557. The fund received cash collateral of $5,463,275 which is pooled with collateral of other Putnam funds into 52 issues of short-term investments.

The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $39,436 for the period ended September 30, 2008. During the period ended September 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $25,299,677 and $27,929,273, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2008.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Market Conditions Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets. The fund’s investments in the financial sector , as reflected in the fund’s schedule of investments, exposes investors to the negative (or positive) performance resulting from these events.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$45,686,954	$-

Level 2	$5,463,275	$-

Level 3	$88,102	$-

Total	$51,238,331	$-

The following is a reconciliation of Level 3 assets as of September 30, 2008:

	Investment in Securities	Other Financial Instruments*

Balance as of December 31, 2007	$-	$-
Accrued discounts/premiums	$-	$-
Realized Gain / Loss	$-	$-
Change in net unrealized appreciation (depreciation)	$-	$-
Net Purchases / Sales	$88,102	$-
Net Transfers in and/or out of Level 3	$-	$-

Balance as of September 30, 2008	$88,102	$-

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/ (depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Research Fund
The fund's portfolio
9/30/08 (Unaudited)

COMMON STOCKS (99.5%)(a)
	Shares	Value

Advertising and Marketing Services (0.8%)
Omnicom Group, Inc. (S)	17,500	$674,800

Aerospace and Defense (2.8%)
BE Aerospace, Inc. (NON)	22,500	356,175
Boeing Co. (The)	21,200	1,215,820
Lockheed Martin Corp.	8,900	976,063
		2,548,058

Airlines (0.4%)
AMR Corp. (NON) (S)	38,500	378,070

Banking (6.3%)
Bank of America Corp. (SEG)	54,900	1,921,500
Bank of New York Mellon Corp. (The)	26,400	860,112
U.S. Bancorp	32,100	1,156,242
Wells Fargo & Co.	45,400	1,703,862
		5,641,716

Beverage (1.9%)
PepsiCo, Inc.	24,300	1,731,861

Biotechnology (2.0%)
Amgen, Inc. (NON)	18,200	1,078,714
Genzyme Corp. (NON)	9,300	752,277
		1,830,991

Chemicals (1.5%)
Monsanto Co.	10,000	989,800
Potash Corp. of Saskatchewan (Canada)	2,900	382,829
		1,372,629

Commercial and Consumer Services (1.1%)
Dun & Bradstreet Corp. (The)	6,400	603,904
Visa, Inc. Class A	6,910	424,205
		1,028,109

Communications Equipment (1.2%)
Corning, Inc.	42,400	663,136
Nokia OYJ ADR (Finland)	24,700	460,655
		1,123,791

Computers (3.9%)
Apple Computer, Inc. (NON)	11,200	1,272,992
EMC Corp. (NON)	54,000	645,840
Hewlett-Packard Co.	34,600	1,599,904
		3,518,736

Conglomerates (4.2%)
General Electric Co.	113,400	2,891,700
Honeywell International, Inc.	22,100	918,255
		3,809,955

Consumer Finance (1.5%)
American Express Co.	24,500	868,035
Mastercard, Inc. Class A	2,600	464,984
		1,333,019

Consumer Goods (5.5%)
Clorox Co.	11,500	720,935
Colgate-Palmolive Co.	13,300	1,002,155
Energizer Holdings, Inc. (NON)	8,300	668,565
Procter & Gamble Co. (The)	37,000	2,578,530
		4,970,185

Consumer Services (0.5%)
Liberty Media Holding Corp. - Interactive Class A (NON)	34,400	444,104

Electric Utilities (4.1%)
Edison International	20,385	813,362
Entergy Corp.	9,200	818,892
Exelon Corp.	20,100	1,258,662
PG&E Corp.	20,600	771,470
		3,662,386

Electronics (2.6%)
Intel Corp.	85,900	1,608,907
Texas Instruments, Inc.	35,700	767,550
		2,376,457

Energy (Oil Field) (2.3%)
Global Industries, Ltd. (NON) (S)	48,000	333,120

National-Oilwell Varco, Inc. (NON)	14,900	748,427
Transocean, Inc. (NON)	9,400	1,032,496
		2,114,043

Energy (Other) (0.3%)
First Solar, Inc. (NON)	1,300	245,583

Financial (4.2%)
Citigroup, Inc.	77,500	1,589,525
JPMorgan Chase & Co.	47,220	2,205,174
		3,794,699

Health Care Services (3.1%)
AmerisourceBergen Corp.	15,500	583,575
Cardinal Health, Inc.	14,300	704,704
CIGNA Corp.	15,800	536,884
Health Management Associates, Inc. Class A (NON)	77,400	321,984
Quest Diagnostics, Inc.	11,900	614,873
		2,762,020

Insurance (1.3%)
ACE, Ltd. (Switzerland)	10,600	573,778
AXA SA ADR (France)	18,000	587,880
		1,161,658

Investment Banking/Brokerage (2.3%)
BlackRock, Inc.	2,200	427,900
Goldman Sachs Group, Inc. (The)	7,200	921,600
State Street Corp.	12,400	705,312
		2,054,812

Lodging/Tourism (0.5%)
Wyndham Worldwide Corp.	30,496	479,092

Machinery (0.7%)
Deere (John) & Co.	13,300	658,350

Manufacturing (0.9%)
Illinois Tool Works, Inc.	19,200	853,440

Medical Technology (5.3%)
Boston Scientific Corp. (NON)	49,600	608,592
Covidien, Ltd.	13,925	748,608
Hologic, Inc. (NON) (S)	20,200	390,466
Hospira, Inc. (NON)	15,700	599,740
Medtronic, Inc.	21,800	1,092,180
St. Jude Medical, Inc. (NON)	15,000	652,350
Zimmer Holdings, Inc. (NON)	10,500	677,880
		4,769,816

Metals (1.6%)
Freeport-McMoRan Copper & Gold, Inc. Class B (S)	9,800	557,130
Nucor Corp.	12,900	509,550
United States Steel Corp.	5,100	395,811
		1,462,491

Oil & Gas (8.9%)
Apache Corp.	12,600	1,313,928
Devon Energy Corp.	12,900	1,176,480
Exxon Mobil Corp.	21,800	1,692,988
Marathon Oil Corp.	22,500	897,075
Occidental Petroleum Corp.	19,700	1,387,865
Valero Energy Corp.	20,900	633,270
XTO Energy, Inc.	19,500	907,140
		8,008,746

Pharmaceuticals (4.7%)
Abbott Laboratories	24,200	1,393,436
Barr Pharmaceuticals, Inc. (NON)	7,200	470,160
Merck & Co., Inc.	34,900	1,101,444
Mylan Laboratories, Inc. (NON)	38,900	444,238
Wyeth	22,200	820,068
		4,229,346

Real Estate (0.9%)
Simon Property Group, Inc. (R)	8,700	843,900

Regional Bells (1.7%)
Verizon Communications, Inc.	47,400	1,521,066

Restaurants (1.4%)
McDonald's Corp.	20,000	1,234,000

Retail (7.2%)
CVS Caremark Corp.	29,100	979,506
GameStop Corp. (NON)	13,300	454,993
JC Penney Co., Inc. (Holding Co.) (S)	13,300	443,422
Kroger Co.	26,800	736,464
Nordstrom, Inc. (S)	15,900	458,238
Staples, Inc. (S)	29,000	652,500

TJX Cos., Inc. (The)	27,000	824,040
Wal-Mart Stores, Inc. (S)	31,800	1,904,502
		6,453,665

Schools (0.4%)
Career Education Corp. (NON)	20,000	327,000

Semiconductor (0.6%)
KLA-Tencor Corp.	17,700	560,205

Software (5.4%)
Activision Blizzard, Inc. (NON)	26,600	410,438
Adobe Systems, Inc. (NON)	17,800	702,566
Microsoft Corp.	97,300	2,596,937
Parametric Technology Corp. (NON)	24,700	454,480
Symantec Corp. (NON)	33,600	657,888
		4,822,309

Technology Services (2.7%)
Automatic Data Processing, Inc.	18,600	782,874
Google, Inc. Class A (NON)	2,881	1,153,898
Iron Mountain, Inc. (NON)	19,500	475,995
		2,412,767

Telecommunications (1.1%)
American Tower Corp. Class A (NON)	18,000	647,460
NII Holdings, Inc. (NON)	8,300	314,736
		962,196

Tobacco (1.7%)
Philip Morris International, Inc.	32,000	1,539,200

Total common stocks (cost $98,859,918)		$89,715,271

SHORT-TERM INVESTMENTS (6.0%)(a)
	Principal
	amount/shares	Value

Federated Prime Obligations Fund	918,028	$ 918,028
Short-term investments held as collateral for loaned
securities with yields ranging from 0.50% to 3.01% and
due dates ranging from October 1, 2008 to
November 10, 2008 (d)	$4,494,587	4,489,785

Total short-term investments (cost $5,407,813)		$5,407,813

TOTAL INVESTMENTS

Total investments (cost $104,267,731) (b)		$95,123,084

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/08 (aggregate face value $1,006,691) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Euro	$987,414	$1,006,691	12/17/08	$(19,277)

Total				$(19,277)

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/08 (aggregate face value $2,696,602) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

British Pound	$11,765	$11,610	12/17/08	$(155)
Canadian Dollar	540,587	539,949	10/15/08	(638)
Euro	2,122,488	2,145,043	12/17/08	22,555

Total				$21,762

FUTURES CONTRACTS OUTSTANDING at 9/30/08 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

S&P 500 Index (Long)	2	$583,700	Dec-08	$(23,308)

WRITTEN OPTIONS OUTSTANDING at 9/30/08 (premiums received $15,867) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

AMR Corp. (Call)	$3,645	Oct-08/$13.000	$1,094
First Solar, Inc. (Put)	492	Oct-08/$190.000	8,121
Parametric Technology Corp. (Call)	7,275	Oct-08/$24.472	--

Total			$9,215

NOTES

(a) Percentages indicated are based on net assets of $90,127,891.

(b) The aggregate identified cost on a tax basis is $104,796,103, resulting in gross unrealized appreciation and depreciation of $2,489,181 and $12,162,200, respectively, or net unrealized depreciation of $9,673,019.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2008.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2008, the value of securities loaned amounted to $4,359,347. The fund received cash collateral of $4,489,785 which is pooled with collateral of other Putnam funds into 52 issues of short-term investments.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2008.

At September 30, 2008, liquid assets totaling $595,399 have been designated as collateral for open forward contracts, options contacts and futures contracts.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $28,165 for the period ended September 30, 2008. During the period ended September 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $21,890,876 and $24,434,396, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$90,633,299	$(23,308)

Level 2	$4,489,785	$9,137

Level 3	$-	$-

Total	$95,123,084	$(14,171)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Small Cap Value Fund
The fund's portfolio
9/30/08 (Unaudited)

COMMON STOCKS (98.4%)(a)
	Shares	Value

Aerospace and Defense (1.2%)
Innovative Solutions & Support, Inc. (S)	260,001	$1,419,605
Teledyne Technologies, Inc. (NON)	46,600	2,663,656
		4,083,261

Agriculture (0.3%)
Andersons, Inc. (The) (S)	31,600	1,112,952

Airlines (1.5%)
Copa Holdings SA Class A (Panama)	65,200	2,119,000
SkyWest, Inc.	189,100	3,021,818
		5,140,818

Automotive (1.9%)
American Axle & Manufacturing Holdings, Inc. (S)	393,700	2,110,232
ArvinMeritor, Inc. (S)	206,200	2,688,848
Snap-On, Inc.	35,700	1,879,962
		6,679,042

Banking (7.6%)
BancTec, Inc. 144A (NON)	456,900	1,621,995
City Holding Co.	79,800	3,371,550
Colonial Bancgroup, Inc.	369,200	2,901,912
Columbia Banking Systems, Inc.	96,300	1,707,399
East West Bancorp, Inc.	122,900	1,683,730
Hanmi Financial Corp.	250,800	1,266,540
PacWest Bancorp (S)	41,200	1,177,908
Provident Bankshares Corp.	252,800	2,454,688
Renasant Corp.	145,008	3,148,124
Sterling Bancshares, Inc.	287,550	3,004,898
Webster Financial Corp.	136,300	3,441,575
Whitney Holding Corp.	15,400	373,450
		26,153,769

Building Materials (0.6%)
Interface, Inc. Class A	178,400	2,028,408

Chemicals (3.0%)
Airgas, Inc.	56,800	2,820,120
Olin Corp.	120,100	2,329,940
Omnova Solutions, Inc. (NON)	475,200	945,648
RPM, Inc.	130,600	2,525,804
Spartech Corp.	164,700	1,630,530
		10,252,042

Commercial and Consumer Services (0.7%)
Advance America Cash Advance Centers, Inc.	12,656	37,841
Deluxe Corp.	156,500	2,252,035
		2,289,876

Communications Equipment (2.1%)
ARRIS Group, Inc. (NON) (S)	348,971	2,697,546
Belden CDT, Inc.	69,100	2,196,689
Netgear, Inc. (NON)	168,700	2,530,500
		7,424,735

Computers (1.9%)
Emulex Corp. (NON)	154,300	1,646,381
Ixia (NON)	109,400	806,278
Monotype Imaging Holdings, Inc. (NON)	217,146	2,416,835
SMART Modular Technologies WWH, Inc. (NON)	611,140	1,833,420
		6,702,914

Construction (0.4%)
Quanex Building Products Corp.	88,000	1,341,120

Consumer Finance (0.3%)
Capital Trust, Inc. Class A (R)	69,549	1,078,010

Consumer Goods (1.3%)
Elizabeth Arden, Inc. (NON)	106,900	2,098,447
Prestige Brands Holdings, Inc. (NON)	255,400	2,267,952
		4,366,399

Consumer Services (0.8%)
Stamps.com, Inc. (NON)	226,600	2,644,422

Distribution (1.6%)

Spartan Stores, Inc.	221,500	5,510,920

Electric Utilities (3.1%)
Black Hills Corp.	78,492	2,438,746
UIL Holdings Corp. (S)	66,100	2,269,213
UniSource Energy Corp.	91,000	2,656,290
Westar Energy, Inc.	142,800	3,290,112
		10,654,361

Electrical Equipment (0.8%)
WESCO International, Inc. (NON)	83,200	2,677,376

Electronics (5.5%)
Avnet, Inc. (NON)	84,397	2,078,698
Benchmark Electronics, Inc. (NON)	157,165	2,212,883
EnerSys (NON)	94,800	1,868,508
General Cable Corp. (NON) (S)	51,863	1,847,879
Mellanox Technologies, Ltd. (Israel) (NON)	171,900	1,775,727
Park Electrochemical Corp.	96,256	2,333,245
Technitrol, Inc.	164,100	2,427,039
TTM Technologies, Inc. (NON) (S)	229,300	2,274,656
Zoran Corp. (NON)	278,700	2,274,192
		19,092,827

Energy (Oil Field) (1.8%)
GulfMark Offshore, Inc. (NON)	56,700	2,544,696
Tidewater, Inc. (S)	68,700	3,803,232
		6,347,928

Financial (2.1%)
Advanta Corp. Class B	319,200	2,627,016
Financial Federal Corp.	94,100	2,156,772
MGIC Investment Corp.	365,700	2,570,871
		7,354,659

Food (1.9%)
Ruddick Corp.	125,200	4,062,740
Weiss Markets, Inc.	72,000	2,592,720
		6,655,460

Forest Products and Packaging (2.6%)
Grief, Inc. Class A	52,500	3,445,050
Universal Forest Products, Inc. (S)	71,625	2,500,429
Wausau Paper Corp.	310,700	3,147,391
		9,092,870

Health Care Services (3.5%)
AMERIGROUP Corp. (NON)	119,300	3,011,132
AMN Healthcare Services, Inc. (NON)	196,200	3,447,234
HealthSpring, Inc. (NON)	212,070	4,487,401
Hooper Holmes, Inc. (NON)	1,008,400	1,310,920
		12,256,687

Insurance (10.0%)
American Equity Investment Life Holding Co.	537,400	4,030,500
Assured Guaranty, Ltd. (Bermuda) (S)	96,100	1,562,586
FBL Financial Group, Inc. Class A	94,705	2,641,322
Hanover Insurance Group, Inc. (The)	50,400	2,294,208
Infinity Property & Casualty Corp.	64,200	2,645,040
Landamerica Financial Group, Inc.	97,600	2,366,800
Navigators Group, Inc. (NON)	53,100	3,079,800
Phoenix Companies, Inc. (The)	277,500	2,564,100
Presidential Life Corp.	194,830	3,076,366
Safety Insurance Group, Inc.	97,000	3,679,210
Selective Insurance Group	187,652	4,300,984
Zenith National Insurance Corp.	60,650	2,222,216
		34,463,132

Investment Banking/Brokerage (2.0%)
SWS Group, Inc.	177,900	3,586,464
TradeStation Group, Inc. (NON)	344,600	3,222,010
		6,808,474

Leisure (0.7%)
Arctic Cat, Inc. (S)	251,676	2,302,835

Machinery (2.8%)
Applied Industrial Technologies, Inc.	75,100	2,022,443
Chart Industries, Inc. (NON)	69,156	1,975,095
Imation Corp.	105,100	2,377,362
Middleby Corp. (The) (NON) (S)	59,800	3,247,738
		9,622,638

Manufacturing (0.9%)
Knoll, Inc.	210,900	3,188,808

Media (0.3%)
Journal Communications, Inc. Class A	238,900	1,165,832

Medical Technology (0.8%)
Cutera, Inc. (NON)	249,880	2,651,227

Metal Fabricators (1.4%)
Mueller Industries, Inc.	91,200	2,098,512
USEC, Inc. (NON) (S)	524,310	2,836,517
		4,935,029

Metals (0.5%)
Haynes International, Inc. (NON) (S)	38,400	1,798,272

Natural Gas Utilities (2.3%)
Energen Corp.	46,400	2,100,992
Laclede Group, Inc. (The) (S)	41,800	2,026,882
Southwest Gas Corp. (S)	130,900	3,961,034
		8,088,908

Office Equipment & Supplies (0.8%)
Ennis Inc.	178,900	2,765,794

Oil & Gas (2.6%)
Alon USA Energy, Inc. (S)	131,200	1,768,576
Cabot Oil & Gas Corp. Class A	33,800	1,221,532
Delek US Holdings, Inc.	114,700	1,063,269
St. Mary Land & Exploration Co.	77,860	2,775,709
Swift Energy Co. (NON) (S)	54,700	2,116,343
		8,945,429

Pharmaceuticals (0.6%)
Owens & Minor, Inc. (S)	44,800	2,172,800

Publishing (--%)
GateHouse Media, Inc. (S)	325,760	159,622

Real Estate (6.1%)
Arbor Realty Trust, Inc (R)	144,500	1,445,000
DiamondRock Hospitality Co. (R)	165,170	1,503,040
Entertainment Properties Trust (R)	62,862	3,439,809
Getty Realty Corp. (R)	146,500	3,247,905
Gramercy Capital Corp. (R)	124,400	322,196
Hersha Hospitality Trust (R)	289,024	2,150,339
M/I Schottenstein Homes, Inc.	84,500	1,924,910
MFA Mortgage Investments, Inc. (R)	480,250	3,121,625
NorthStar Realty Finance Corp. (R)	194,300	1,505,825
Pennsylvania Real Estate Investment Trust (R) (S)	123,300	2,324,205
		20,984,854

Restaurants (0.6%)
Ruby Tuesday, Inc. (NON) (S)	360,000	2,084,400

Retail (8.4%)
Brown Shoe Co., Inc. (S)	176,900	2,897,622
Coldwater Creek, Inc. (NON)	117,002	677,442
Haverty Furniture Cos., Inc. (S)	229,400	2,624,336
Iconix Brand Group, Inc. (NON) (S)	235,100	3,075,108
Jos. A. Bank Clothiers, Inc. (NON) (S)	125,500	4,216,814
Nautilus, Inc. (NON) (S)	495,651	2,265,125
OfficeMax, Inc.	165,300	1,469,517
Perry Ellis International, Inc. (NON)	133,300	1,987,503
Pier 1 Imports, Inc. (NON) (S)	702,200	2,900,086
Sonic Automotive, Inc. (S)	236,100	1,997,406
Stage Stores, Inc.	140,338	1,917,017
Steven Madden, Ltd. (NON)	108,300	2,683,674
Timberland Co. (The) Class A (NON)	22,900	397,773
		29,109,423

Semiconductor (1.1%)
Cohu, Inc. (S)	120,300	1,903,146
GSI Group, Inc. (NON)	158,287	558,753
Ultra Clean Holdings, Inc. (NON)	242,955	1,224,493
		3,686,392

Shipping (0.9%)
Arkansas Best Corp. (S)	92,100	3,102,849

Software (1.1%)
Chordiant Software, Inc. (NON)	496,300	2,546,019
Parametric Technology Corp. (NON)	71,000	1,306,400
		3,852,419

Staffing (0.9%)
Gevity HR, Inc.	426,600	3,105,648

Technology (0.9%)
CACI International, Inc. Class A (NON)		63,500	3,181,350

Technology Services (1.4%)
CSG Systems International, Inc. (NON)		102,100	1,789,813
United Online, Inc. (S)		331,000	3,114,710
			4,904,523

Telecommunications (3.7%)
Brightpoint, Inc. (NON)		271,532	1,955,030
Centennial Communications Corp. (NON)		506,300	3,159,312
Earthlink, Inc. (NON) (S)		299,551	2,546,184
Novatel Wireless, Inc. (NON) (S)		332,600	2,015,556
Oplink Communications, Inc. (NON)		249,200	3,007,844
			12,683,926

Textiles (1.1%)
American Apparel, Inc. (NON) (S)		168,400	1,380,880
Phillips-Van Heusen Corp.		62,500	2,369,375
			3,750,255

Total common stocks (cost $377,299,540)			$340,455,695

INVESTMENT COMPANIES (1.0%)(a)
		Shares	Value

Hercules Technology Growth Capital, Inc.		278,674	$2,703,138
MCG Capital Corp.		263,900	691,418

Total investment companies (cost $7,144,604)			$3,394,556

PURCHASED OPTIONS OUTSTANDING (0.0%)(a) (cost $70,007)
	Expiration date/	Contract
	strike price	amount	Value

Chart Industries, Inc.	Dec-08 / 40.00	16,550	$8,983

SHORT-TERM INVESTMENTS (16.2%)(a)
		Principal
		amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.50% to 3.01% and
due dates ranging from October 1, 2008 to
November 10, 2008 (d)		$55,320,465	$55,261,361
Federated Prime Obligations Fund		869,872	869,872

Total short-term investments (cost $56,131,233)			$56,131,233

TOTAL INVESTMENTS

Total investments (cost $440,645,384) (b)			$399,990,467

WRITTEN OPTIONS OUTSTANDING at 9/30/08 (premiums received $136,606) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Chart Industries, Inc. (Call)	$33,100	Dec-08 / 45.00	$6,742
Jos A Bank Cloth (Call)	36,700	Oct-08 / 35.00	82,437

Total			$89,179

NOTES

(a) Percentages indicated are based on net assets of $345,988,147.

(b) The aggregate identified cost on a tax basis is $443,835,670, resulting in gross unrealized appreciation and depreciation of $43,441,297 and $87,286,500, respectively, or net unrealized appreciation of $43,845,203.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2008, the value of securities loaned amounted to $53,032,399. The fund received cash collateral of $55,261,361 which is pooled with collateral of other Putnam funds into 52 issues of short-term investments.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2008.

At September 30, 2008, liquid assets totaling $80,195 have been designated as collateral for open options and futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $57,141 for the period ended September 30, 2008. During the period ended September 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $58,479,810 and $62,032,893, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$343,098,128	$-

Level 2	$56,892,339	$47,427

Level 3	$-	$-

Total	$399,990,467	$47,427

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Utilities Growth and Income Fund
The fund's portfolio
9/30/08 (Unaudited)

COMMON STOCKS (97.8%)(a)
	Shares	Value

Cable Television (0.3%)
Comcast Corp. Class A (S)	39,400	$773,422

Conglomerates (0.3%)
Bouygues SA (France)	14,828	676,320

Electric Utilities (64.5%)
Alliant Energy Corp.	54,858	1,766,976
American Electric Power Co., Inc.	25,200	933,156
CenterPoint Energy, Inc.	99,800	1,454,086
Chubu Electric Power, Inc. (Japan)	71,200	1,681,834
CMS Energy Corp. (S)	398,467	4,968,883
Consolidated Edison, Inc. (S)	33,600	1,443,456
Dominion Resources, Inc. (S)	253,546	10,846,698
DPL, Inc. (S)	79,652	1,975,370
DTE Energy Co.	81,100	3,253,732
Duke Energy Corp.	346,826	6,045,177
E.On AG (Germany)	110,321	5,588,206
Edison International	187,915	7,497,809
Electric Power Development Co. (Japan)	25,200	814,680
Electricite de France (France)	21,531	1,560,441
Enel SpA (Italy)	275,241	2,294,929
Entergy Corp.	131,214	11,679,358
Exelon Corp.	336,015	21,041,259
FirstEnergy Corp.	160,535	10,754,240
FPL Group, Inc.	187,793	9,445,988
Iberdrola SA (Spain)	246,403	2,519,122
ITC Holdings Corp. (S)	58,600	3,033,722
Kyushu Electric Power Co., Inc. (Japan)	58,100	1,216,607
Northeast Utilities	108,725	2,788,796
Otter Tail Power Corp.	31,700	974,141
PG&E Corp.	290,679	10,885,929
PNM Resources, Inc. (S)	318,600	3,262,464
Progress Energy, Inc.	53,332	2,300,209
Public Power Corp. SA (Greece)	42,126	654,555
Public Service Enterprise Group, Inc.	255,896	8,390,830
Puget Energy, Inc.	37,300	995,910
RWE AG (Germany)	18,861	1,813,875
SCANA Corp.	24,500	953,785
Sierra Pacific Resources	416,658	3,991,584
Southern Co. (The) (S)	153,668	5,791,747
Wisconsin Energy Corp.	160,004	7,184,180
		161,803,734

Energy (Other) (0.1%)
Comverge, Inc. (NON) (S)	56,300	258,980

Natural Gas Utilities (11.3%)
Energen Corp.	33,500	1,516,880
Equitable Resources, Inc. (S)	126,945	4,656,343
Gaz de France SA (France)	87,880	4,599,350
MDU Resources Group, Inc.	68,644	1,990,676
Questar Corp.	86,768	3,550,547
Sempra Energy	142,071	7,170,323
Spectra Energy Corp.	101,713	2,420,769
Toho Gas Co., Ltd. (Japan)	141,000	774,652
Tokyo Gas Co., Ltd. (Japan)	416,000	1,720,788
		28,400,328

Oil & Gas (1.3%)
Williams Cos., Inc. (The) (S)	137,974	3,263,085

Power Producers (4.3%)
AES Corp. (The) (NON) (S)	372,007	4,348,762
Cheung Kong Infrastructure Holdings, Ltd. (Hong Kong)	133,000	622,200
Dynegy, Inc. Class A (NON)	571,542	2,046,120
Mirant Corp. (NON)	47,200	863,288
NRG Energy, Inc. (NON) (S)	108,843	2,693,864
Reliant Resources, Inc. (NON)	42,100	309,435
		10,883,669

Regional Bells (4.4%)
AT&T, Inc.	182,589	5,097,885
Verizon Communications, Inc.	183,250	5,880,493
		10,978,378

Telecommunications (8.2%)
BT Group PLC (United Kingdom)	588,000	1,698,684
France Telecom SA (France)	119,224	3,339,457
KDDI Corp. (Japan)	458	2,566,116

Koninklijke (Royal) KPN NV (Netherlands)	174,558	2,516,512
Mobistar SA (Belgium)	11,201	784,256
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	547	2,437,231
Telecom Corp. of New Zealand, Ltd. (New Zealand)	303,213	558,229
Telefonica SA (Spain)	115,196	2,754,391
Telus Corp. (Canada)	39,022	1,392,909
Vimpel-Communications ADR (Russia)	16,200	328,860
Vodafone Group PLC (United Kingdom)	977,461	2,159,830
		20,536,475

Telephone (1.5%)
Belgacom SA (Belgium)	21,185	802,343
Hellenic Telecommunication Organization (OTE) SA
(Greece)	41,790	746,701
Swisscom AG (Switzerland)	7,117	2,126,277
		3,675,321

Transportation Services (1.1%)
Asciano Group (Australia)	219,281	572,649
Macquarie Airports (Australia)	475,872	1,056,706
Macquarie Infrastructure Group (Australia)	652,226	1,244,545
		2,873,900

Utilities & Power (0.5%)
Babcock & Brown Wind Partners (Australia)	645,787	545,824
Tenaga Nasional Berhad (Malaysia)	326,300	651,868
		1,197,692

Total common stocks (cost $188,298,388)		$245,321,304

SHORT-TERM INVESTMENTS (13.5%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.50% to 3.01% and
due dates ranging from October 1, 2008 to
November 10, 2008 (d)	$29,328,547	$29,297,213
Federated Prime Obligations Fund	4,588,775	4,588,775

Total short-term investments (cost $33,885,988)		$33,885,988

TOTAL INVESTMENTS

Total investments (cost $222,184,376) (b)		$279,207,292

NOTES

(a) Percentages indicated are based on net assets of $250,714,839.

(b) The aggregate identified cost on a tax basis is $222,550,600, resulting in gross unrealized appreciation and depreciation of $75,621,412 and $18,964,720, respectively, or net unrealized appreciation of $56,656,692.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2008, the value of securities loaned amounted to $28,356,252. Certain of these securities were sold prior to period-end. The fund received cash collateral of $29,297,213 which is pooled with collateral of other Putnam funds into 52 issues of short-term investments.

(S) Securities on loan, in part or in entirety, at September 30, 2008.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at September 30, 2008 (as a percentage of Portfolio Value):

United States	78.1%
Japan	4.5
France	4.1
Germany	3.0
Spain	2.1
United Kingdom	1.5
Australia	1.4
Netherlands	1.0
Italy	0.9
Switzerland	0.9
Belgium	0.6
Greece	0.6
Canada	0.6
Other	0.7

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At September 30, 2008, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $27,385 for the period ended September 30, 2008. During the period ended September 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $63,214,631 and $66,146,143, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$196,810,901	$-

Level 2	$82,396,391	$-

Level 3	$-	$-

Total	$279,207,292	$-

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Vista Fund

The fund's portfolio
9/30/08 (Unaudited)

COMMON STOCKS (93.4%)(a)
	Shares	Value

Aerospace and Defense (0.3%)
L-3 Communications Holdings, Inc.	6,000	$589,920

Airlines (0.8%)
Southwest Airlines Co.	104,300	1,513,393

Automotive (0.2%)
Copart, Inc. (NON)	12,800	486,400

Banking (2.5%)
Hudson City Bancorp, Inc.	84,400	1,557,180
Northern Trust Corp.	40,900	2,952,980
Sovereign Bancorp, Inc. (S)	145,200	573,540
		5,083,700

Basic Materials (0.4%)
Intrepid Potash, Inc. (NON)	26,400	795,696

Biotechnology (2.1%)
Genzyme Corp. (NON)	21,300	1,722,957
Martek Biosciences Corp. (NON) (S)	49,800	1,564,716
Medicines Co. (NON) (S)	39,800	924,156
		4,211,829

Building Materials (0.4%)
Lennox International, Inc.	24,300	808,461

Chemicals (2.0%)
CF Industries Holdings, Inc.	10,400	951,184
Sigma-Adrich Corp.	31,200	1,635,504
Terra Industries, Inc.	51,700	1,519,980
		4,106,668

Coal (0.8%)
Massey Energy Co.	47,144	1,681,626

Commercial and Consumer Services (3.2%)
Alliance Data Systems Corp. (NON) (S)	17,400	1,102,812
Dun & Bradstreet Corp. (The)	23,500	2,217,460
H&R Block, Inc.	137,900	3,109,645
		6,429,917

Communications Equipment (1.6%)
F5 Networks, Inc. (NON)	78,300	1,830,654
Harris Corp.	16,600	766,920
Juniper Networks, Inc. (NON)	33,300	701,631
		3,299,205

Computers (2.1%)
ANSYS, Inc. (NON) (S)	28,700	1,086,869
Lexmark International, Inc. Class A (NON)	36,000	1,172,520
NCR Corp. (NON)	40,000	882,000
NetApp, Inc. (NON)	56,200	1,024,526
		4,165,915

Conglomerates (0.2%)
Walter Industries, Inc.	6,800	322,660

Consumer Goods (2.0%)
Church & Dwight Co., Inc.	63,600	3,948,924

Electrical Equipment (0.4%)
GrafTech International, Ltd. (NON)	53,900	814,429

Electronics (7.3%)
Altera Corp. (S)	160,400	3,317,072
Amphenol Corp. Class A (S)	42,600	1,709,964
Analog Devices, Inc.	28,200	743,070
Broadcom Corp. Class A (NON) (S)	74,600	1,389,798
Integrated Device Technology, Inc. (NON)	111,900	870,582
Jabil Circuit, Inc.	70,400	671,616
Marvell Technology Group, Ltd. (Bermuda) (NON)	60,100	558,930
QLogic Corp. (NON)	117,500	1,804,800
Sanmina Corp. (NON)	371,700	520,380
Thermo Electron Corp. (NON)	29,100	1,600,500
Xilinx, Inc. (S)	58,500	1,371,825
		14,558,537

Energy (Oil Field) (5.0%)
Cameron International Corp. (NON) (S)	41,400	1,595,556
Dresser-Rand Group, Inc. (NON)	41,400	1,302,858
ENSCO International, Inc.	24,500	1,411,935
FMC Technologies, Inc. (NON)	12,152	565,676
National-Oilwell Varco, Inc. (NON)	26,500	1,331,095
Noble Corp.	40,200	1,764,780
Smith International, Inc.	34,100	1,999,624
		9,971,524

Energy (Other) (0.9%)
Covanta Holding Corp. (NON) (S)	75,000	1,795,500

Engineering & Construction (1.8%)
Fluor Corp.	63,400	3,531,380

Entertainment (0.6%)
Dreamworks Animation SKG, Inc. Class A (NON)	38,300	1,204,535

Food (1.9%)
Flowers Foods, Inc.	39,100	1,147,976
H.J. Heinz Co.	54,200	2,708,374
		3,856,350

Forest Products and Packaging (0.6%)
Plum Creek Timber Company, Inc. (R) (S)	24,700	1,231,542

Health Care Services (3.6%)
Charles River Laboratories International, Inc. (NON)	32,500	1,804,725
Express Scripts, Inc. (NON) (S)	44,000	3,248,080
Quest Diagnostics, Inc.	40,000	2,066,800
		7,119,605

Investment Banking/Brokerage (2.1%)
BlackRock, Inc.	8,700	1,692,150
T. Rowe Price Group, Inc.	34,600	1,858,366
TD Ameritrade Holding Corp. (NON)	42,900	694,980
		4,245,496

Machinery (3.7%)
AGCO Corp. (NON)	22,800	971,508
Chart Industries, Inc. (NON)	22,100	631,176
Cummins, Inc.	28,800	1,259,136
Gardner Denver, Inc. (NON)	25,400	881,888
Joy Global, Inc.	33,600	1,516,704
Lincoln Electric Holdings, Inc.	34,800	2,237,988
		7,498,400

Manufacturing (3.7%)
Dover Corp. (S)	40,900	1,658,495
Flowserve Corp.	7,300	648,021
ITT Corp.	36,900	2,052,009
Matthews International Corp.	52,300	2,653,702
Valmont Industries, Inc.	5,800	479,602
		7,491,829

Media (0.7%)
Interpublic Group of Companies, Inc. (The) (NON) (S)	181,600	1,407,400

Medical Technology (5.6%)
C.R. Bard, Inc.	35,600	3,377,372
Edwards Lifesciences Corp. (NON) (S)	26,400	1,524,864
IDEXX Laboratories, Inc. (NON)	12,600	690,480
St. Jude Medical, Inc. (NON)	88,100	3,831,469
Varian Medical Systems, Inc. (NON) (S)	32,000	1,828,160
		11,252,345

Metals (1.1%)
AK Steel Holding Corp.	32,473	841,700
United States Steel Corp.	17,400	1,350,414
		2,192,114

Natural Gas Utilities (0.9%)
MDU Resources Group, Inc.	63,000	1,827,000

Oil & Gas (5.3%)
Chesapeake Energy Corp. (S)	34,200	1,226,412
Continental Resources, Inc. (NON)	28,400	1,114,132
Denbury Resources, Inc. (NON)	56,300	1,071,952
Helmerich & Payne, Inc.	13,512	583,583
McMoRan Exploration Co. (NON) (S)	99,080	2,342,251
Noble Energy, Inc.	22,200	1,234,098
Penn Virginia Corp.	30,100	1,608,544
Whiting Petroleum Corp. (NON)	21,056	1,500,451
		10,681,423

Pharmaceuticals (4.2%)
Cephalon, Inc. (NON) (S)	26,400	2,045,736
King Pharmaceuticals, Inc. (NON) (S)	135,900	1,301,922
Owens & Minor, Inc. (S)	74,500	3,613,250
Watson Pharmaceuticals, Inc. (NON) (S)	49,800	1,419,300
		8,380,208

Publishing (1.0%)
Wiley (John) & Sons, Inc. Class A	49,600	2,006,320

Restaurants (1.4%)
Burger King Holdings, Inc.	40,400	992,224
Yum! Brands, Inc. (S)	54,200	1,767,462
		2,759,686

Retail (9.9%)
Advance Auto Parts, Inc.	67,800	2,688,948
Aeropostale, Inc. (NON) (S)	48,350	1,552,519
AnnTaylor Stores Corp. (NON)	36,700	757,488
AutoZone, Inc. (NON)	27,700	3,416,518
Big Lots, Inc. (NON) (S)	32,100	893,343
BJ's Wholesale Club, Inc. (NON) (S)	36,200	1,406,732
Buckle, Inc. (The) (S)	16,000	888,640
GameStop Corp. (NON)	22,300	762,883
NBTY, Inc. (NON)	33,160	978,883
Ross Stores, Inc.	24,300	894,483
TJX Cos., Inc. (The)	130,100	3,970,652
Urban Outfitters, Inc. (NON) (S)	46,800	1,491,516
		19,702,605

Schools (0.5%)
Apollo Group, Inc. Class A (NON)	15,200	901,360

Semiconductor (0.5%)
Maxim Integrated Products, Inc.	50,900	921,290

Shipping (0.6%)
Frontline, Ltd. (Bermuda) (S)	14,600	701,822
Kirby Corp. (NON)	10,800	409,752
		1,111,574

Software (4.1%)
Activision Blizzard, Inc. (NON)	46,400	715,952
BMC Software, Inc. (NON) (SEG)	56,919	1,629,591
McAfee, Inc. (NON) (S)	59,300	2,013,828
Red Hat, Inc. (NON) (S)	72,200	1,088,054
Sybase, Inc. (NON) (S)	70,000	2,143,400
Websense, Inc. (NON)	27,917	623,945
		8,214,770

Staffing (0.6%)
Hewitt Associates, Inc. Class A (NON)	31,500	1,147,860

Technology (0.9%)
Affiliated Computer Services, Inc. Class A (NON)	35,400	1,792,302

Technology Services (2.1%)
SAIC, Inc. (NON)	153,300	3,101,259
Sohu.com, Inc. (China) (NON)	18,900	1,053,675
		4,154,934

Telecommunications (1.1%)
NII Holdings, Inc. (NON)	58,600	2,222,112

Textiles (0.5%)
Polo Ralph Lauren Corp.	14,800	986,272

Toys (0.9%)
Hasbro, Inc.	50,800	1,763,776

Transportation Services (0.4%)
Landstar Systems, Inc.	17,000	749,020

Waste Management (0.9%)
Stericycle, Inc. (NON) (S)	28,900	1,702,500

Total common stocks (cost $200,432,854)		$186,640,312

SHORT-TERM INVESTMENTS (23.1%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.50% to 3.01% and
due dates ranging from October 1, 2008 to
November 10, 2008 (d)	$34,035,249	$33,998,886
Federated Prime Obligations Fund	12,094,175	12,094,175

Total short-term investments (cost $46,093,061)	$46,093,061

TOTAL INVESTMENTS

Total investments (cost $246,525,915)(b)	$232,733,373

FUTURES CONTRACTS OUTSTANDING at 9/30/08 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

NASDAQ 100 Index E-Mini (Long)	59	$1,881,215	Dec-08	$(133,051)
Russell 2000 Index Mini (Long)	19	1,291,240	Dec-08	(49,477)
S&P 500 Index (Long)	6	1,751,100	Dec-08	(84,728)
S&P Mid Cap 400 Index E-Mini (Long)	104	7,595,120	Dec-08	(363,264)

Total				$(630,520)

NOTES

(a) Percentages indicated are based on net assets of $199,749,765.

(b) The aggregate identified cost on a tax basis is $246,685,328, resulting in gross unrealized appreciation and depreciation of $7,982,430 and $21,934,385, respectively, or net unrealized depreciation of $13,951,955.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2008.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2008, the value of securities loaned amounted to $33,306,794. The fund received cash collateral of $33,998,886 which is pooled with collateral of other Putnam funds into 52 issues of short-term investments.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2008.

At September 30, 2008, liquid assets totaling $12,518,675 have been designated as collateral for open futures contracts.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $163,182 for the period ended September 30, 2008. During the period ended September 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $102,162,805 and $102,162,805, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets. The fund’s investments in the financial sector , as reflected in the fund’s schedule of investments, exposes investors to the negative (or positive) performance resulting from these events.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$198,734,487	$(630,520)

Level 2	$33,998,886	$-

Level 3	$-	$-

Total	$232,733,373	$(630,520)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Voyager Fund
The fund's portfolio
9/30/08 (Unaudited)

COMMON STOCKS (96.3%)(a)
	Shares	Value

Advertising and Marketing Services (0.8%)
Omnicom Group, Inc. (S)	211,404	$8,151,738

Aerospace and Defense (3.9%)
Boeing Co. (The)	305,900	17,543,365
L-3 Communications Holdings, Inc.	60,400	5,938,528
United Technologies Corp.	237,200	14,246,232
		37,728,125

Banking (0.3%)
Northern Trust Corp. (S)	36,600	2,642,520

Beverage (3.8%)
Coca-Cola Co. (The)	260,900	13,796,392
Pepsi Bottling Group, Inc. (The)	182,600	5,326,442
PepsiCo, Inc.	255,100	18,180,977
		37,303,811

Biotechnology (2.6%)
Amgen, Inc. (NON) (SEG)	133,300	7,900,691
Applied Biosystems, Inc.	28,700	982,975
Genentech, Inc. (NON)	57,700	5,116,836
Genzyme Corp. (NON)	123,400	9,981,826
Invitrogen Corp. (NON)	31,200	1,179,360
		25,161,688

Cable Television (0.9%)
DirecTV Group, Inc. (The) (NON) (S)	334,600	8,756,482

Chemicals (2.8%)
Celanese Corp. Ser. A	62,700	1,749,957
CF Industries Holdings, Inc.	21,400	1,957,244
Monsanto Co.	144,300	14,282,814
Mosaic Co. (The)	40,700	2,768,414
Potash Corp. of Saskatchewan (Canada)	43,200	5,702,832
Terra Industries, Inc.	51,400	1,511,160
		27,972,421

Commercial and Consumer Services (1.3%)
Dun & Bradstreet Corp. (The)	66,411	6,266,542
Equifax, Inc. (S)	123,100	4,240,795
Priceline.com, Inc. (NON) (S)	37,600	2,572,968
		13,080,305

Communications Equipment (3.4%)
Cisco Systems, Inc. (NON) (S)	1,384,400	31,232,064
Corning, Inc.	144,600	2,261,544
		33,493,608

Computers (9.7%)
Apple Computer, Inc. (NON)	217,800	24,755,148
EMC Corp. (NON)	833,100	9,963,876
Hewlett-Packard Co.	546,000	25,247,040
IBM Corp.	281,500	32,924,240
NetApp, Inc. (NON)	123,100	2,244,113
		95,134,417

Conglomerates (0.8%)
Honeywell International, Inc.	109,100	4,533,105
Tyco International, Ltd. (Bermuda)	89,700	3,141,294
		7,674,399

Consumer Finance (0.3%)
Mastercard, Inc. Class A	14,200	2,518,086

Consumer Goods (3.4%)
Clorox Co.	66,600	4,175,154
Colgate-Palmolive Co.	71,000	5,349,850
Procter & Gamble Co. (The)	339,500	23,659,755
		33,184,759

Consumer Services (0.1%)
Netflix, Inc. (NON) (S)	32,700	1,009,776

Containers (0.2%)
Owens-Illinois, Inc. (NON)	72,000	2,116,800

Electric Utilities (0.8%)

Edison International	37,400	1,492,260
FirstEnergy Corp.	33,200	2,224,068
Public Service Enterprise Group, Inc. (S)	122,200	4,006,938
		7,723,266

Electrical Equipment (0.3%)
Emerson Electric Co.	67,800	2,765,562

Electronics (4.1%)
Intel Corp.	1,246,900	23,354,437
MEMC Electronic Materials, Inc. (NON)	75,100	2,122,326
National Semiconductor Corp.	168,300	2,896,443
Texas Instruments, Inc. (S)	476,500	10,244,750
Watts Water Technologies, Inc. Class A (S)	41,100	1,124,085
		39,742,041

Energy (Oil Field) (3.7%)
Dresser-Rand Group, Inc. (NON)	136,500	4,295,655
ENSCO International, Inc.	62,900	3,624,927
FMC Technologies, Inc. (NON)	73,300	3,412,115
National-Oilwell Varco, Inc. (NON)	133,454	6,703,394
Noble Corp.	41,600	1,826,240
Pride International, Inc. (NON) (S)	104,100	3,082,401
Schlumberger, Ltd.	64,200	5,013,378
Tidewater, Inc. (S)	62,800	3,476,608
Transocean, Inc. (NON) (S)	42,600	4,679,184
		36,113,902

Energy (Other) (0.4%)
First Solar, Inc. (NON)	19,900	3,759,309

Financial (0.2%)
Nasdaq OMX Group, Inc. (The) (NON)	70,200	2,146,014

Food (0.5%)
Bunge, Ltd. (S)	32,000	2,021,760
Corn Products International, Inc.	28,200	910,296
Dean Foods Co. (NON)	67,300	1,572,128
		4,504,184

Gaming & Lottery (0.1%)
International Game Technology (S)	64,300	1,104,674

Health Care Services (2.4%)
Aetna, Inc.	86,800	3,134,348
Express Scripts, Inc. (NON) (S)	149,300	11,021,326
Humana, Inc. (NON)	40,100	1,652,120
Medco Health Solutions, Inc. (NON)	118,100	5,314,500
WellPoint, Inc. (NON)	46,000	2,151,420
		23,273,714

Insurance (0.4%)
AFLAC, Inc.	77,400	4,547,250

Investment Banking/Brokerage (2.1%)
Blackstone Group LP (The)	262,600	4,028,284
Goldman Sachs Group, Inc. (The)	45,600	5,836,800
Invesco, Ltd. (S)	60,900	1,277,682
State Street Corp.	113,200	6,438,816
T. Rowe Price Group, Inc.	47,600	2,556,596
		20,138,178

Machinery (3.7%)
AGCO Corp. (NON) (S)	99,000	4,218,390
Caterpillar, Inc.	249,900	14,894,040
Cummins, Inc. (S)	82,200	3,593,784
Deere (John) & Co.	131,200	6,494,400
Joy Global, Inc.	100,100	4,518,514
Parker-Hannifin Corp.	44,500	2,358,500
		36,077,628

Manufacturing (0.2%)
Flowserve Corp.	22,600	2,006,202

Media (0.6%)
Time Warner, Inc. (S)	231,700	3,037,587
Walt Disney Co. (The) (S)	104,900	3,219,381
		6,256,968

Medical Technology (5.7%)
Baxter International, Inc.	83,800	5,499,794
Becton, Dickinson and Co.	164,200	13,178,692
Intuitive Surgical, Inc. (NON)	10,900	2,626,682
Medtronic, Inc.	326,700	16,367,670
Mettler-Toledo International, Inc. (NON)	41,400	4,057,200
St. Jude Medical, Inc. (NON)	172,700	7,510,723

Varian Medical Systems, Inc. (NON) (S)	48,700	2,782,231
Waters Corp. (NON)	17,700	1,029,786
Zimmer Holdings, Inc. (NON)	36,000	2,324,160
		55,376,938

Metals (0.8%)
Freeport-McMoRan Copper & Gold, Inc. Class B (S)	54,100	3,075,585
Nucor Corp.	32,500	1,283,750
Southern Copper Corp. (S)	99,300	1,894,644
United States Steel Corp.	20,400	1,583,244
		7,837,223

Oil & Gas (7.1%)
Chevron Corp.	120,800	9,963,584
ConocoPhillips	77,200	5,654,900
Devon Energy Corp.	60,200	5,490,240
Exxon Mobil Corp.	250,700	19,469,362
Hess Corp.	76,900	6,311,952
Marathon Oil Corp.	74,400	2,966,328
Occidental Petroleum Corp.	154,100	10,856,345
Sunoco, Inc. (S)	87,000	3,095,460
Valero Energy Corp.	193,400	5,860,020
		69,668,191

Pharmaceuticals (4.6%)
Bristol-Myers Squibb Co.	196,100	4,088,685
Cephalon, Inc. (NON) (S)	39,300	3,045,357
Eli Lilly & Co.	103,500	4,557,105
Forest Laboratories, Inc. (NON)	62,000	1,753,360
Johnson & Johnson	186,600	12,927,648
Merck & Co., Inc.	208,800	6,589,728
Mylan Laboratories, Inc. (NON) (S)	187,400	2,140,108
Schering-Plough Corp.	292,000	5,393,240
Wyeth	109,600	4,048,624
		44,543,855

Power Producers (0.6%)
AES Corp. (The) (NON) (S)	354,400	4,142,936
NRG Energy, Inc. (NON) (S)	71,400	1,767,150
		5,910,086

Railroads (0.6%)
CSX Corp.	38,500	2,100,945
Norfolk Southern Corp.	59,900	3,965,979
		6,066,924

Real Estate (0.5%)
CB Richard Ellis Group, Inc. Class A (NON)	208,875	2,792,659
Jones Lang LaSalle, Inc.	37,899	1,647,849
		4,440,508

Regional Bells (0.5%)
AT&T, Inc.	86,600	2,417,872
Verizon Communications, Inc.	80,800	2,592,872
		5,010,744

Restaurants (1.1%)
Brinker International, Inc.	31,000	554,590
McDonald's Corp.	43,200	2,665,440
Yum! Brands, Inc.	234,700	7,653,567
		10,873,597

Retail (5.9%)
Abercrombie & Fitch Co. Class A (S)	36,900	1,455,705
Amazon.com, Inc. (NON) (S)	39,600	2,881,296
Best Buy Co., Inc. (S)	59,500	2,231,250
Big Lots, Inc. (NON) (S)	76,200	2,120,646
BJ's Wholesale Club, Inc. (NON) (S)	61,800	2,401,548
Costco Wholesale Corp. (S)	55,800	3,623,094
CVS Caremark Corp.	217,300	7,314,318
Dollar Tree, Inc. (NON)	58,815	2,138,513
GameStop Corp. (NON)	80,800	2,764,168
Kroger Co.	207,000	5,688,360
Ross Stores, Inc.	28,800	1,060,128
Safeway, Inc.	163,800	3,885,336
TJX Cos., Inc. (The) (S)	150,100	4,581,052
Urban Outfitters, Inc. (NON) (S)	104,200	3,320,854
Wal-Mart Stores, Inc.	196,700	11,780,363
		57,246,631

Shipping (0.5%)
Kirby Corp. (NON) (S)	66,200	2,511,628
Ryder System, Inc. (S)	35,400	2,194,800
		4,706,428

Software (8.3%)
Activision Blizzard, Inc. (NON)	276,200	4,261,766

Adobe Systems, Inc. (NON)	351,700	13,881,599
Autodesk, Inc. (NON)	35,100	1,177,605
Microsoft Corp.	1,724,700	46,032,243
Oracle Corp. (NON)	461,400	9,371,034
Symantec Corp. (NON)	297,200	5,819,176
VMware, Inc. Class A (NON) (S)	32,800	873,792
		81,417,215

Technology Services (3.9%)
Accenture, Ltd. Class A (Bermuda)	243,200	9,241,600
Baidu.com ADR (China) (NON)	6,600	1,638,318
eBay, Inc. (NON)	198,200	4,435,716
Google, Inc. Class A (NON)	40,608	16,264,316
Salesforce.com, Inc. (NON) (S)	63,000	3,049,200
Sohu.com, Inc. (China) (NON)	29,800	1,661,350
Yahoo!, Inc. (NON) (S)	113,600	1,965,280
		38,255,780

Telecommunications (0.3%)
American Tower Corp. Class A (NON) (S)	68,100	2,449,557

Textiles (0.8%)
Coach, Inc. (NON)	225,500	5,646,520
NIKE, Inc. Class B	33,600	2,247,840
		7,894,360

Tobacco (1.0%)
Altria Group, Inc.	117,700	2,335,168
Philip Morris International, Inc.	162,500	7,816,250
		10,151,418

Toys (0.3%)
Hasbro, Inc.	89,600	3,110,912

Water Utilities (0.1%)
Veolia Environnement ADR (France) (S)	17,900	738,912

Total common stocks (cost $970,930,556)		$941,787,106

INVESTMENT COMPANIES (0.1%)(a) (cost $1,299,446)
	Shares	Value

iShares FTSE/Xinhua China 25 Index Fund	25,500	$878,985

SHORT-TERM INVESTMENTS (16.7%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.50% to 3.01% and
due dates ranging from October 1, 2008 to
November 10, 2008 (d)	$129,649,166	$129,510,650
Federated Prime Obligations Fund	33,579,982	33,579,982

Total short-term investments (cost $163,090,632)		$163,090,632

TOTAL INVESTMENTS

Total investments (cost $1,135,320,634) (b)		$1,105,756,723

FUTURES CONTRACTS OUTSTANDING at 9/30/08 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

NASDAQ 100 Index E-Mini (Long)	218	$6,950,930	Dec-08	$(597,185)
S&P 500 Index (Long)	95	27,725,750	Dec-08	(1,444,422)

Total				$(2,041,607)

NOTES

(a) Percentages indicated are based on net assets of $977,741,463.

(b) The aggregate identified cost on a tax basis is $1,171,756,311, resulting in gross unrealized appreciation and depreciation of $59,653,460 and $125,653,048, respectively, or net unrealized depreciation of $65,999,588.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2008.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2008, the value of securities loaned amounted to $127,341,222. The fund received cash collateral of $129,510,650 which is pooled with collateral of other Putnam funds into 52 issues of short-term investments.

(S) Securities on loan, in part or in entirety, at September 30, 2008.

At September 30, 2008, liquid assets totaling $34,676,680 have been designated as collateral for open futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $1,698,161 for the period ended September 30, 2008. During the period ended September 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $413,058,886 and $424,021,030, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$976,246,073	$(2,041,607)

Level 2	$129,510,650	$-

Level 3	$-	$-

Total	$1,105,756,723	$(2,041,607)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: November 26, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: November 26, 2008